Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 49.3% ) Value
Communications Services (3.0%)
7,223 Alphabet, Inc., Class A
a
$ 19,310,835
1,464 Alphabet, Inc., Class C
a
3,902,014
8,775 AMC Networks, Inc.
a
408,827
35,064 AT&T, Inc. 947,079
4,265 Audacy, Inc.
a
15,695
2,613 Cars.com, Inc.
a
33,054
64,317 Comcast Corporation 3,597,250
33,825 Discovery, Inc., Class A
a,b
858,478
15,267 DISH Network Corporation
a
663,504
700 E.W. Scripps Company 12,642
6,021 Electronic Arts, Inc. 856,487
33,396 Facebook, Inc.
a
11,334,268
2,380 Gray Television, Inc. 54,312
770 Hemisphere Media Group, Inc.
a
9,379
3,936 Interpublic Group of Companies,
Inc. 144,333
807 Liberty Global plc, Class A
a
24,049
34,268 Live Nation Entertainment, Inc.
a
3,122,843
21,974 Lumen Technologies, Inc.
b
272,258
19,531 Match Group, Inc.
a
3,066,172
1,787 Nexstar Broadcasting Group, Inc. 271,553
8,703 Omnicom Group, Inc. 630,619
85,522 QuinStreet, Inc.
a
1,501,766
6,309 RingCentral, Inc.
a
1,372,207
1,046 Skillz, Inc.
a,b
10,272
8,035 Telephone & Data Systems, Inc. 156,683
48,396 Twitter, Inc.
a
2,922,634
517 United States Cellular Corporation
a
16,487
73,217 Verizon Communications, Inc. 3,954,450
1,124 ViacomCBS, Inc. 44,409
369 Walt Disney Company
a
62,424
5,646 Zillow Group, Inc.
a
500,123
16,595 ZoomInfo Technologies, Inc.
a
1,015,448
Total 61,092,554
Consumer Discretionary (6.2%)
761 Adient plc
a
31,543
5,424 Amazon.com, Inc.
a
17,818,057
21,509 American Axle & Manufacturing
Holdings, Inc.
a
189,494
47,940 Aptiv plc
a
7,141,622
1,153 AutoZone, Inc.
a
1,957,782
19,008 Bally's Corporation
a
953,061
1,398 Bed Bath & Beyond, Inc.
a,b
24,150
2,096 Big Lots, Inc. 90,883
1,607 BJ's Restaurants, Inc.
a
67,108
1,217 Brunswick Corporation 115,944
6,670 Burlington Stores, Inc.
a
1,891,412
22,610 Caesars Entertainment, Inc.
a
2,538,651
6,793 Carvana Company
a
2,048,361
28,650 Cedar Fair, LP
a
1,328,787
12,592 Chegg, Inc.
a
856,508
17,058 Chewy, Inc.
a,b
1,161,820
7,570 Chico's FAS, Inc.
a
33,989
3,436 Chipotle Mexican Grill, Inc.
a
6,244,999
11,449 Choice Hotels International, Inc. 1,446,810
409 Churchill Downs, Inc. 98,193
1,391 Cimpress plc
a
120,781
28,620 Clarus Corporation 733,531
91,143 Cooper-Standard Holdings, Inc.
a
1,996,943
1,864 Cracker Barrel Old Country Store,
Inc. 260,662
7,458 Crocs, Inc.
a
1,070,074
3,948 Culp, Inc. 50,850
13,541 D.R. Horton, Inc. 1,137,038
Shares Common Stock (49.3%) Value
Consumer Discretionary (6.2%) - continued
9,324 Dana, Inc. $ 207,366
2,359 Darden Restaurants, Inc. 357,318
422 Deckers Outdoor Corporation
a
152,004
1,518 Dick's Sporting Goods, Inc. 181,811
908 Dorman Products, Inc.
a
85,960
73,338 Duluth Holdings, Inc.
a
999,597
8,455 Emerald Holding, Inc.
a
36,695
219,548 Everi Holdings, Inc.
a
5,308,671
4,128 Expedia Group, Inc.
a
676,579
23,808 Farfetch, Ltd.
a
892,324
569 Fisker, Inc.
a
8,336
14,695 Five Below, Inc.
a
2,598,223
5,492 Foot Locker, Inc. 250,765
648 Fox Factory Holding Corporation
a
93,662
12,531 Gap, Inc. 284,454
1,458 Garmin, Ltd. 226,661
21,829 Gentex Corporation 719,920
3,532 Genuine Parts Company 428,184
4,255 G-III Apparel Group, Ltd.
a
120,416
5,608 Goodyear Tire & Rubber
Company
a
99,262
6,180 GoPro, Inc.
a
57,845
75 Graham Holdings Company 44,187
2,200 Grand Canyon Education, Inc.
a
193,512
549 Group 1 Automotive, Inc. 103,146
850 GrowGeneration Corporation
a
20,969
3,122 Guess ?, Inc. 65,593
12,482 Hanesbrands, Inc. 214,191
18,462 Harley-Davidson, Inc. 675,894
5,947 Home Depot, Inc. 1,952,162
686 Jack in the Box, Inc. 66,768
2,884 KB Home 112,245
24,678 Kohl's Corporation 1,162,087
7,808 Lear Corporation 1,221,796
43,220 Leggett & Platt, Inc. 1,937,985
7,216 Lithia Motors, Inc. 2,287,761
18,888 Lowe's Companies, Inc. 3,831,620
3,271 Lululemon Athletica, Inc.
a
1,323,774
1,965 M.D.C. Holdings, Inc. 91,805
2,020 Macy's, Inc. 45,652
31,179 Magnite, Inc.
a
873,012
31 Marriott Vacations Worldwide
Corporation 4,877
3,897 McDonald's Corporation 939,606
27,555 Miller Industries, Inc. 937,972
4,283 Mohawk Industries, Inc.
a
759,804
5,811 NIKE, Inc. 843,932
12,027 Nordstrom, Inc.
a,b
318,114
8,692 Norwegian Cruise Line Holdings,
Ltd.
a,b
232,163
721 NVR, Inc.
a
3,456,532
14,936 Ollie's Bargain Outlet Holdings,
Inc.
a
900,342
9,913 Papa John's International, Inc. 1,258,852
22,505 Penn National Gaming, Inc.
a
1,630,712
24,853 Planet Fitness, Inc.
a
1,952,203
294 Pool Corporation 127,717
494 Poshmark, Inc.
a
11,737
618 Purple Innovation, Inc.
a
12,990
1,082 PVH Corporation
a
111,219
59,967 Qurate Retail, Inc. 611,064
2,126 Revolve Group, Inc.
a
131,323
1,033 RH
a
688,918
10,696 Ross Stores, Inc. 1,164,260
2,662 Ruth's Hospitality Group, Inc.
a
55,130

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (49.3%) Value
Consumer Discretionary (6.2%) - continued
28,655 Skyline Corporation
a
$ 1,721,019
16,052 Sleep Number Corporation
a
1,500,541
20,394 Sony Group Corporation ADR 2,255,169
37,059 Stoneridge, Inc.
a
755,633
2,342 Tapestry, Inc. 86,701
950 Target Corporation 217,331
28,531 Taylor Morrison Home Corporation
a
735,529
1,970 Tenneco, Inc.
a
28,112
8,981 Tesla, Inc.
a
6,964,586
1,475 Thor Industries, Inc. 181,071
138,720 ThredUp, Inc.
a
3,008,837
9,408 Toll Brothers, Inc. 520,168
2,271 TopBuild Corporation
a
465,124
14,939 Tri Pointe Homes, Inc.
a
314,018
12,460 TripAdvisor, Inc.
a
421,771
1,311 Tupperware Brands Corporation
a
27,688
4,151 Ulta Beauty, Inc.
a
1,498,179
2,154 Urban Outfitters, Inc.
a
63,952
864 Vail Resorts, Inc.
a
288,619
797 Wayfair, Inc.
a,b
203,641
197 Williams-Sonoma, Inc. 34,934
7,573 Wingstop, Inc. 1,241,442
2,494 Workhorse Group, Inc.
a,b
19,079
23,286 Wyndham Hotels & Resorts, Inc. 1,797,446
7,243 Yum! Brands, Inc. 885,891
26,821 Zumiez, Inc.
a
1,066,403
Total 123,871,616
Consumer Staples (1.5%)
2,363 Altria Group, Inc. 107,564
32,002 BJ's Wholesale Club Holdings,
Inc.
a
1,757,550
46 Casey's General Stores, Inc. 8,669
1,278 Church & Dwight Company, Inc. 105,524
6,926 Colgate-Palmolive Company 523,467
3,270 Costco Wholesale Corporation 1,469,374
10,814 Coty, Inc.
a
84,998
6,856 Darling Ingredients, Inc.
a
492,946
67,322 e.l.f. Beauty, Inc.
a
1,955,704
20,265 Hain Celestial Group, Inc.
a
866,937
1,533 Hershey Company 259,460
1,533 Ingredion, Inc. 136,452
9,117 John B. Sanfilippo & Son, Inc. 745,041
5,758 Kimberly-Clark Corporation 762,590
55,771 Lamb Weston Holdings, Inc. 3,422,666
315 Medifast, Inc. 60,682
4,981 Molson Coors Beverage Company 231,019
9,073 Monster Beverage Corporation
a
805,955
695 PepsiCo, Inc. 104,535
49,418 Philip Morris International, Inc. 4,684,332
111,066 Primo Water Corporation 1,745,958
6,086 Procter & Gamble Company 850,823
452 Seneca Foods Corporation
a
21,795
13,458 Sprouts Farmers Markets, Inc.
a
311,822
12,825 Sysco Corporation 1,006,762
72,914 Turning Point Brands, Inc. 3,481,644
3,333 US Foods Holding Corporation
a
115,522
26,724 Wal-Mart Stores, Inc. 3,724,791
Total 29,844,582
Energy (1.2%)
23,165 Antero Midstream Corporation 241,379
13,110 Antero Resources Corporation
a
246,599
56,643 APA Corporation 1,213,860
14,104 Archrock, Inc. 116,358
Shares Common Stock (49.3%) Value
Energy (1.2%) - continued
371 Bonanza Creek Energy, Inc. $ 17,771
45,597 BP plc ADR 1,246,166
240 Callon Petroleum Company
a
11,779
19,099 Centennial Resource
Development, Inc.
a
127,963
4,347 ChampionX Corporation
a
97,199
2,501 Chevron Corporation 253,727
4,489 CNX Resources Corporation
a
56,651
26,306 ConocoPhillips 1,782,758
7,540 Continental Resources, Inc.
b
347,971
3,451 Core Laboratories NV 95,765
111,385 Devon Energy Corporation 3,955,281
7,691 Diamondback Energy, Inc. 728,107
913 DT Midstream, Inc. 42,217
11,227 EnLink Midstream, LLC 76,568
49,914 Enterprise Products Partners, LP 1,080,139
6,745 EOG Resources, Inc. 541,421
2,478 Equitrans Midstream Corporation 25,127
3,117 Exterran Corporation
a
13,840
12,664 Exxon Mobil Corporation 744,897
43,547 Halliburton Company 941,486
6,213 Helix Energy Solutions Group, Inc.
a
24,106
68,110 Helmerich & Payne, Inc. 1,866,895
9,074 HollyFrontier Corporation 300,622
19,332 Kinder Morgan, Inc. 323,424
5,461 Kosmos Energy, Ltd.
a
16,165
1,224 Magnolia Oil & Gas Corporation 21,775
57,520 Marathon Oil Corporation 786,298
16,677 Marathon Petroleum Corporation 1,030,805
5,013 Matador Resources Company 190,695
41,615 Nine Energy Service, Inc.
a
76,156
907 Northern Oil and Gas, Inc. 19,410
16,708 NOV, Inc.
a
219,042
127 Oceaneering International, Inc.
a
1,692
6,763 PBF Energy, Inc.
a
87,716
4,794 Peabody Energy Corporation
a
70,903
423 Penn Virginia Corporation
a
11,281
10,847 Pioneer Natural Resources
Company 1,806,134
2,614 Plains GP Holdings, LP 28,166
13,778 ProPetro Holding Corporation
a
119,180
5,251 RPC, Inc.
a
25,520
14,053 Schlumberger, Ltd. 416,531
13,947 SM Energy Company 367,922
81,721 Southwestern Energy Company
a
452,734
21,385 Talos Energy, Inc.
a
294,471
2,216 Targa Resources Corporation 109,049
68,046 TechnipFMC plc
a
512,386
54 Texas Pacific Land Corporation 65,305
30,639 Transocean, Ltd.
a,b
116,122
6,991 Valero Energy Corporation 493,355
2,880 World Fuel Services Corporation 96,826
Total 23,955,715
Financials (6.9%)
47,771 Air Lease Corporation 1,879,311
1,340 Alleghany Corporation
a
836,709
693 Allegiance Bancshares, Inc. 26,438
23,470 Ally Financial, Inc. 1,198,144
9,821 American Equity Investment Life
Holding Company 290,407
17,439 American Express Company 2,921,556
5,398 American Financial Group, Inc. 679,230
1,262 Ameriprise Financial, Inc. 333,319
16,202 Ameris Bancorp 840,560

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (49.3%) Value
Financials (6.9%) - continued
6,600 Annaly Capital Management, Inc. $ 55,572
7,709 Apollo Commercial Real Estate
Finance, Inc. 114,325
45,945 Arch Capital Group, Ltd.
a
1,754,180
291 Argo Group International Holdings,
Ltd. 15,196
8,439 Arthur J. Gallagher & Company 1,254,457
2,200 Artisan Partners Asset
Management, Inc. 107,624
49,393 Assured Guaranty, Ltd. 2,312,086
4,447 BancorpSouth Bank 132,432
124,410 Bank of America Corporation 5,281,205
365 Bank of Marin Bancorp 13,779
29,980 Bank of N.T. Butterfield & Son, Ltd. 1,064,590
11,482 Bank of New York Mellon
Corporation 595,227
3,849 BankFinancial Corporation 44,187
7,991 Banner Corporation 441,183
4,268 Berkshire Hathaway, Inc.
a
1,164,908
1,961 BlackRock, Inc. 1,644,612
1,752 Blackstone Mortgage Trust, Inc. 53,121
70,804 Bridgewater Bancshares, Inc.
a
1,239,778
7,212 Brighthouse Financial, Inc.
a
326,199
1,151 BrightSpire Capital, Inc. 10,808
3,031 Brookline Bancorp, Inc. 46,253
1,441 Brown & Brown, Inc. 79,903
56,796 Byline Bancorp, Inc. 1,394,910
9,193 Capital One Financial Corporation 1,488,990
1,326 Cboe Global Markets, Inc. 164,238
12,949 Central Pacific Financial
Corporation 332,530
81,966 Charles Schwab Corporation 5,970,403
9,397 Chimera Investment Corporation 139,545
11,355 Chubb, Ltd. 1,969,865
4,540 Cincinnati Financial Corporation 518,559
20,039 Citigroup, Inc. 1,406,337
19,184 Citizens Financial Group, Inc. 901,264
4,489 CME Group, Inc. 868,083
6,878 CNO Financial Group, Inc. 161,908
46,153 Columbia Banking System, Inc. 1,753,353
19,426 Comerica, Inc. 1,563,793
10,955 Community Trust Bancorp, Inc. 461,206
16,544 Customers Bancorp, Inc.
a
711,723
185 Diamond Hill Investment Group,
Inc. 32,497
543 Dime Community Bancshares, Inc. 17,734
9,404 Discover Financial Services 1,155,281
3,683 East West Bancorp, Inc. 285,580
3,993 Ellington Residential Mortgage
REIT 44,562
4,080 Enova International, Inc.
a
140,964
31,735 Enterprise Financial Services
Corporation 1,436,961
60,744 Equitable Holdings, Inc. 1,800,452
8,764 Essent Group, Ltd. 385,704
3,275 Evercore, Inc. 437,769
60,812 F.N.B. Corporation 706,635
1,012 FactSet Research Systems, Inc. 399,517
277 Federal Agricultural Mortgage
Corporation 30,060
1,435 Federated Hermes, Inc. 46,638
6,914 Financial Institutions, Inc. 211,914
159 First American Financial
Corporation 10,661
45,914 First Bancorp 603,769
11,691 First Busey Corporation 287,949
Shares Common Stock (49.3%) Value
Financials (6.9%) - continued
603 First Commonwealth Financial
Corporation $ 8,219
4,833 First Financial Corporation 203,228
42,934 First Horizon Corporation 699,395
503 First Mid-Illinois Bancshares, Inc. 20,653
486 First of Long Island Corporation 10,012
11,422 First Republic Bank 2,203,075
2,193 Flushing Financial Corporation 49,562
8,295 Franklin Resources, Inc. 246,527
39,342 Fulton Financial Corporation 601,146
17,059 Glacier Bancorp, Inc. 944,216
5,723 Granite Point Mortgage Trust, Inc. 75,372
9,423 Great Southern Bancorp, Inc. 516,475
17,168 Hamilton Lane, Inc. 1,456,190
25,553 Hancock Whitney Corporation 1,204,057
17,127 Hanmi Financial Corporation 343,568
5,464 Hanover Insurance Group, Inc. 708,244
59,505 Heartland Financial USA, Inc. 2,861,000
1,838 Heritage Commerce Corporation 21,376
408 Heritage Financial Corporation 10,404
6,206 HomeStreet, Inc. 255,377
6,279 Hometrust Bancshares, Inc. 175,686
71,451 Hope Bancorp, Inc. 1,031,752
6,702 Horizon Bancorp, Inc. 121,775
10,359 Houlihan Lokey, Inc. 954,064
13,615 Independent Bank Corporation 292,450
29,139 Invesco Mortgage Capital, Inc. 91,788
20,693 Invesco, Ltd. 498,908
34,620 J.P. Morgan Chase & Company 5,666,948
760 Jefferies Financial Group, Inc. 28,219
19,302 Kinsale Capital Group, Inc. 3,121,133
1,188 Ladder Capital Corporation 13,127
2,943 Lakeland Bancorp, Inc. 51,885
7,567 Lincoln National Corporation 520,231
3,327 Loews Corporation 179,425
893 LPL Financial Holdings, Inc. 139,987
8,052 Marsh & McLennan Companies,
Inc. 1,219,314
3,107 Mercantile Bank Corporation 99,517
172 Merchants Bancorp 6,789
23,809 MFA Financial, Inc. 108,807
7,478 Midland States Bancorp, Inc. 184,931
11,264 MidWestOne Financial Group, Inc. 339,722
2,660 Moody's Corporation 944,593
34,943 Morgan Stanley 3,400,303
4,002 MSCI, Inc. 2,434,577
4 National Western Life Group, Inc. 842
11,974 Navient Corporation 236,247
9,375 NMI Holdings, Inc.
a
211,969
5,076 Northern Trust Corporation 547,244
2,069 OceanFirst Financial Corporation 44,297
2,843 OFG Bancorp 71,701
345 Old National Bancorp 5,848
3,248 Old Second Bancorp, Inc. 42,419
11,660 PacWest Bancorp 528,431
278 Peapack-Gladstone Financial
Corporation 9,274
686 Peoples Bancorp, Inc. 21,684
20,869 Popular, Inc. 1,620,895
8,426 Premier Financial Corporation 268,284
11,237 Primerica, Inc. 1,726,340
6,285 QCR Holdings, Inc. 323,300
51,607 Radian Group, Inc. 1,172,511
31,166 Raymond James Financial, Inc. 2,875,999
140 Ready Capital Corporation 2,020

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (49.3%) Value
Financials (6.9%) - continued
7,067 Reinsurance Group of America,
Inc. $ 786,274
2,647 RenaissanceRe Holdings, Ltd. 368,992
11,620 S&P Global, Inc. 4,937,222
44 Safety Insurance Group, Inc. 3,487
58,310 Seacoast Banking Corporation of
Florida 1,971,461
9,879 SEI Investments Company 585,825
7,238 Selective Insurance Group, Inc. 546,686
6,230 Signature Bank 1,696,304
6,454 Starwood Property Trust, Inc. 157,542
19,401 State Street Corporation 1,643,653
5,110 Synchrony Financial 249,777
44,671 Synovus Financial Corporation 1,960,610
3,737 T. Rowe Price Group, Inc. 735,068
1,384 Territorial Bancorp, Inc. 35,126
18,167 Texas Capital Bancshares, Inc.
a
1,090,383
8,521 TMX Group, Ltd. 918,904
9,661 Torchmark Corporation 860,119
2,308 Towne Bank 71,802
7,258 TPG RE Finance Trust, Inc. 89,854
2,432 TriCo Bancshares 105,549
21,855 Triumph Bancorp, Inc.
a
2,188,341
37,941 Truist Financial Corporation 2,225,240
5,265 TrustCo Bank Corporation NY 168,322
2,951 Trustmark Corporation 95,081
47,488 Umpqua Holdings Corporation 961,632
446 Universal Insurance Holdings, Inc. 5,816
599 Univest Financial Corporation 16,407
47,499 Unum Group 1,190,325
435 Valley National Bancorp 5,790
1,167 Washington Trust Bancorp, Inc. 61,828
61,271 Wells Fargo & Company 2,843,587
122 WesBanco, Inc. 4,158
73,194 Western Alliance Bancorp 7,964,971
8,293 Western Asset Mortgage Capital
Corporation 21,645
11,068 Wintrust Financial Corporation 889,535
40,655 Zions Bancorporations NA 2,516,138
3,697 Zurich Insurance Group AG 1,511,779
Total 139,857,218
Health Care (6.9%)
11,626 908 Devices, Inc.
a
378,077
2,381 Abbott Laboratories 281,267
14,055 AbbVie, Inc. 1,516,113
43,975 ACADIA Pharmaceuticals, Inc.
a
730,425
42,312 Adaptive Biotechnologies
Corporation
a
1,438,185
1,078 Align Technology, Inc.
a
717,334
204 Allakos, Inc.
a
21,597
1,920 Allogene Therapeutics, Inc.
a
49,344
3,485 Amedisys, Inc.
a
519,613
3,091 American Well Corporation
a
28,159
12,406 Amgen, Inc. 2,638,136
14,564 AMN Healthcare Services, Inc.
a
1,671,219
10,207 Anthem, Inc. 3,805,170
529 Arcutis Biotherapeutics, Inc.
a
12,638
6,670 Arena Pharmaceuticals, Inc.
a
397,198
4,886 Argenx SE ADR
a
1,475,572
11,153 Ascendis Pharma AS ADR
a
1,777,677
51 Atrion Corporation 35,572
46,632 Avantor, Inc.
a
1,907,249
27,884 Axonics Modulation Technologies,
Inc.
a
1,814,970
Shares Common Stock (49.3%) Value
Health Care (6.9%) - continued
7,711 Baxter International, Inc. $ 620,196
1,402 Becton, Dickinson and Company 344,640
4,079 BioCryst Pharmaceuticals, Inc.
a
58,615
5,468 Biogen, Inc.
a
1,547,389
173 Bio-Rad Laboratories, Inc.
a
129,049
8,106 Bio-Techne Corporation 3,927,924
449 Boston Scientific Corporation
a
19,482
657 Bristol-Myers Squibb Company 38,875
641 Bruker Corporation 50,062
35,942 Centene Corporation
a
2,239,546
842 Cerner Corporation 59,378
2,775 Charles River Laboratories
International, Inc.
a
1,145,159
551 Chemed Corporation 256,281
8,748 Cigna Holding Company 1,751,000
4,001 Cooper Companies, Inc. 1,653,653
2,211 CryoLife, Inc.
a
49,283
13,440 CVS Health Corporation 1,140,518
9,646 Danaher Corporation 2,936,628
2,511 Dentsply Sirona, Inc. 145,764
2,830 DermTech, Inc.
a,b
90,871
8,958 Dexcom, Inc.
a
4,898,772
25,797 Edwards Lifesciences Corporation
a
2,920,478
316 Generation Bio Company
a
7,922
19,737 Gilead Sciences, Inc. 1,378,629
22,530 GlaxoSmithKline plc ADR 860,871
3,811 Global Blood Therapeutics, Inc.
a
97,104
29,546 GoodRx Holdings, Inc.
a,b
1,211,977
20,362 Guardant Health, Inc.
a
2,545,454
234 Haemonetics Corporation
a
16,518
26,142 Halozyme Therapeutics, Inc.
a
1,063,457
8,439 HCA Healthcare, Inc. 2,048,314
2,543 HealthEquity, Inc.
a
164,685
874 ICU Medical, Inc.
a
203,974
4,079 Illumina, Inc.
a
1,654,483
25,682 Immunocore Holdings plc ADR
a
952,032
9,219 InMode, Ltd.
a
1,469,970
9,126 Inspire Medical Systems, Inc.
a
2,125,263
11,454 Insulet Corporation
a
3,255,570
1,451 Integra LifeSciences Holdings
Corporation
a
99,364
3,711 Intuitive Surgical, Inc.
a
3,689,291
363 Invitae Corporation
a
10,320
55,145 Ionis Pharmaceuticals, Inc.
a
1,849,563
4,029 IQVIA Holding, Inc.
a
965,107
28,682 Johnson & Johnson 4,632,143
1,298 Laboratory Corporation of America
Holdings
a
365,309
122,119 Lantheus Holdings, Inc.
a
3,136,016
30,808 LHC Group, Inc.
a
4,834,083
1,507 Lineage Cell Therapeutics, Inc.
a
3,798
949 Masimo Corporation
a
256,904
33,849 Medtronic plc 4,242,972
39,763 Merck & Company, Inc. 2,986,599
350 Mettler-Toledo International, Inc.
a
482,076
1,973 Molina Healthcare, Inc.
a
535,295
15,361 Natera, Inc.
a
1,711,830
3,161 National HealthCare Corporation 221,207
2,416 Neogen Corporation
a
104,927
21,500 Nevro Corporation
a
2,502,170
16,173 Novo Nordisk AS ADR 1,552,770
16,829 NuVasive, Inc.
a
1,007,216
177 Orthofix Medical, Inc.
a
6,747
23,124 Phreesia, Inc.
a
1,426,751
3,848 Premier, Inc. 149,148

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (49.3%) Value
Health Care (6.9%) - continued
37,357 Progyny, Inc.
a
$ 2,091,992
26,075 Pulmonx Corporation
a
938,178
1,384 Reata Pharmaceuticals, Inc.
a
139,244
345 Regeneron Pharmaceuticals, Inc.
a
208,787
10,985 Repligen Corporation
a
3,174,555
1,445 Rubius Therapeutics, Inc.
a
25,837
7,870 Sarepta Therapeutics, Inc.
a
727,818
30,194 Silk Road Medical, Inc.
a
1,661,576
6,565 Stryker Corporation 1,731,322
35,836 Syneos Health, Inc.
a
3,134,933
21,141 Tactile Systems Technology, Inc.
a
939,717
10,845 Teladoc Health, Inc.
a
1,375,254
5,612 Teleflex, Inc. 2,113,199
2,126 Tenet Healthcare Corporation
a
141,251
7,530 Thermo Fisher Scientific, Inc. 4,302,115
8,993 Tilray, Inc.
a,b
101,531
18,755 Travere Therapeutics, Inc.
a
454,809
440 U.S. Physical Therapy, Inc. 48,664
3,611 UnitedHealth Group, Inc. 1,410,962
157 Universal Health Services, Inc. 21,724
284 Vaxcyte, Inc.
a
7,205
10,005 Veeva Systems, Inc.
a
2,883,141
1,712 Viatris, Inc. 23,198
131,338 Viemed Healthcare, Inc.
a
728,926
21,638 Vor BioPharma, Inc.
a
339,284
2,551 VYNE Therapeutics, Inc.
a
3,546
543 Waters Corporation
a
194,014
10,244 Zimmer Biomet Holdings, Inc. 1,499,312
29,042 Zoetis, Inc. 5,638,214
26,620 Zymeworks, Inc.
a
773,045
Total 139,900,260
Industrials (7.5%)
2,437 A.O. Smith Corporation 148,828
8,731 Advanced Drainage Systems, Inc. 944,432
5,994 AECOM
a
378,521
465 Allegion plc 61,464
30,993 Altra Industrial Motion Corporation 1,715,463
10,638 AMETEK, Inc. 1,319,218
1,441 Armstrong World Industries, Inc. 137,572
43,614 ASGN, Inc.
a
4,934,488
711 Avis Budget Group, Inc.
a
82,839
7,170 AZZ, Inc. 381,444
578 Babcock & Wilcox Enterprises,
Inc.
a
3,705
76,483 Badger Infrastructure Solution 2,044,015
3,058 Bloom Energy Corporation
a,b
57,246
249 Boeing Company
a
54,765
16,710 Carlisle Companies, Inc. 3,321,781
517 Caterpillar, Inc. 99,248
9,413 CBIZ, Inc.
a
304,416
17,856 Chart Industries, Inc.
a
3,412,460
164 CRA International, Inc. 16,292
42,480 Crane Company 4,027,529
4,655 CSW Industrials, Inc. 594,443
41,671 CSX Corporation 1,239,296
2,543 Cummins, Inc. 571,056
22,981 Curtiss-Wright Corporation 2,899,743
45,903 Delta Air Lines, Inc.
a
1,955,927
12,422 Desktop Metal, Inc.
a,b
89,066
672 Douglas Dynamics, Inc. 24,394
3,748 Dover Corporation 582,814
40,839 Driven Brands Holdings, Inc.
a
1,179,839
39,360 Dun & Bradstreet Holdings, Inc.
a
661,642
4,730 Eaton Corporation plc 706,236
Shares Common Stock (49.3%) Value
Industrials (7.5%) - continued
5,785 EMCOR Group, Inc. $ 667,473
7,274 Emerson Electric Company 685,211
1,581 Expeditors International of
Washington, Inc. 188,345
14,438 Fastenal Company 745,145
66,616 First Advantage Corporation
a
1,269,035
5,483 Flowserve Corporation 190,096
7,379 Forrester Research, Inc.
a
363,490
29,047 Forward Air Corporation 2,411,482
2,101 GATX Corporation 188,166
6,548 Generac Holdings, Inc.
a
2,675,971
13,267 General Dynamics Corporation 2,600,730
2,456 Gorman-Rupp Company 87,949
22,877 GrafTech International, Ltd. 236,091
337 GXO Logistics, Inc.
a
26,434
293 Harsco Corporation
a
4,966
21,387 Helios Technologies, Inc. 1,756,087
8,665 Honeywell International, Inc. 1,839,406
88,185 Howmet Aerospace, Inc. 2,751,372
6,583 Hubbell, Inc. 1,189,351
641 ICF International, Inc. 57,235
11,632 IDEX Corporation 2,407,242
5,405 Illinois Tool Works, Inc. 1,116,835
1,143 ITT Corporation 98,115
283 JB Hunt Transport Services, Inc. 47,323
937 JetBlue Airways Corporation
a
14,327
260 John Bean Technologies
Corporation 36,543
36,145 Johnson Controls International plc 2,460,752
1,818 Kansas City Southern 492,024
11,018 L3Harris Technologies, Inc. 2,426,604
6,324 Landstar System, Inc. 998,054
972 Lennox International, Inc. 285,933
31,594 Lincoln Electric Holdings, Inc. 4,068,991
2,111 Linde plc 619,325
7,861 Lockheed Martin Corporation 2,712,831
24,907 Manpower, Inc. 2,696,930
953 Masonite International
Corporation
a
101,142
15,719 Mercury Systems, Inc.
a
745,395
123,453 Meritor, Inc.
a
2,630,783
32,360 Middleby Corporation
a
5,517,704
6,040 MSC Industrial Direct Company,
Inc. 484,348
35,008 NAPCO Security Technologies,
Inc.
a
1,508,145
2,948 Nikola Corporation
a,b
31,455
861 Nordson Corporation 205,047
11,709 Norfolk Southern Corporation 2,801,378
2,316 Northrop Grumman Corporation 834,107
1,524 NOW, Inc.
a
11,659
13,154 Nutrien, Ltd. 852,774
6,497 nVent Electric plc 210,048
7,351 Old Dominion Freight Line, Inc. 2,102,239
7,981 Parker-Hannifin Corporation 2,231,647
9,985 Pitney Bowes, Inc. 71,992
1,456 Quad/Graphics, Inc.
a
6,188
9,695 Quanta Services, Inc. 1,103,485
56,113 Ranpak Holdings Corporation
a
1,504,951
17,196 Raytheon Technologies
Corporation 1,478,168
6,758 RBC Bearings, Inc.
a
1,434,048
42,689 Regal-Beloit Corporation 6,417,864
147 Robert Half International, Inc. 14,748
34,921 Rush Enterprises, Inc. 1,577,032
751 Ryder System, Inc. 62,115

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (49.3%) Value
Industrials (7.5%) - continued
5,188 Saia, Inc.
a
$ 1,234,900
10,151 Simpson Manufacturing Company,
Inc. 1,085,852
3,425 SkyWest, Inc.
a
168,989
6,927 Smith & Wesson Brands, Inc. 143,805
1,291 Snap-On, Inc. 269,754
15,986 Southwest Airlines Company
a
822,160
10,023 Standex International Corporation 991,375
2,808 Stanley Black & Decker, Inc. 492,270
70,351 Summit Materials, Inc.
a
2,249,121
65,957 Sun Country Airlines Holdings,
Inc.
a
2,212,198
421 Sunrun, Inc.
a
18,524
2,248 Technip Energies NV ADR
a
35,226
695 Teledyne Technologies, Inc.
a
298,558
1,306 Tetra Tech, Inc. 195,038
1,004 Thermon Group Holdings, Inc.
a
17,379
15,370 Timken Company 1,005,505
1,390 Toro Company 135,400
2,667 Trane Technologies plc 460,458
24,584 TransUnion 2,761,029
11,727 Trex Company, Inc.
a
1,195,333
7,214 TriMas Corporation
a
233,445
6,289 Tutor Perini Corporation 81,631
81,836 Uber Technologies, Inc.
a
3,666,253
834 UniFirst Corporation 177,325
9,068 Union Pacific Corporation 1,777,419
1,493 United Airlines Holdings, Inc.
a
71,022
15,163 United Parcel Service, Inc. 2,761,182
17,459 United Rentals, Inc.
a
6,126,887
69,348 US Ecology, Inc.
a
2,243,408
2,913 Valmont Industries, Inc. 684,905
12,425 Vicor Corporation
a
1,666,938
2,224 Waste Connections, Inc. 280,068
719 Waste Management, Inc. 107,390
1,507 Watsco, Inc. 398,782
250 Watts Water Technologies, Inc. 42,022
4,753 Werner Enterprises, Inc. 210,415
20,498 WESCO International, Inc.
a
2,363,829
18,275 Willdan Group, Inc.
a
650,407
88,129 WillScot Mobile Mini Holdings
Corporation
a
2,795,452
1,806 Woodward, Inc. 204,439
2,228 Xylem, Inc. 275,559
Total 150,916,160
Information Technology (11.4%)
3,924 Accenture plc 1,255,366
11,384 Adobe, Inc.
a
6,553,996
9,702 Advanced Energy Industries, Inc. 851,350
2,036 Advanced Micro Devices, Inc.
a
209,504
28,741 Agilysys, Inc.
a
1,504,879
9,013 Alliance Data Systems Corporation 909,322
808 Alteryx, Inc.
a
59,065
37,199 Amphenol Corporation 2,724,083
46,441 Anaplan, Inc.
a
2,827,792
2,714 ANSYS, Inc.
a
923,981
145,044 Apple, Inc. 20,523,726
23,141 AppLovin Corporation
a,b
1,674,714
1,390 Aspen Technology, Inc.
a
170,692
1,085 Automatic Data Processing, Inc. 216,913
12,659 Avalara, Inc.
a
2,212,413
19,759 Axcelis Technologies, Inc.
a
929,266
31,897 Bandwidth, Inc.
a
2,879,661
1,404 Benchmark Electronics, Inc. 37,501
Shares Common Stock (49.3%) Value
Information Technology (11.4%) - continued
37,459 BigCommerce Holdings, Inc.
a
$ 1,896,924
16,334 Bill.com Holdings, Inc.
a
4,360,361
623 Broadridge Financial Solutions,
Inc. 103,817
50,044 Calix, Inc.
a
2,473,675
4,521 CDK Global, Inc. 192,369
2,863 CDW Corporation 521,123
30,629 Ciena Corporation
a
1,572,799
83,737 Cisco Systems, Inc. 4,557,805
28,700 Cognex Corporation 2,302,314
20,445 Computer Services, Inc. 1,206,255
453 Concentrix Corporation
a
80,181
7,736 Coupa Software, Inc.
a
1,695,576
654 CTS Corporation 20,215
15,529 Descartes Systems Group, Inc.
a
1,261,887
3,005 Diebold Nixdorf, Inc.
a
30,381
746 Digital Turbine, Inc.
a
51,287
7,655 DocuSign, Inc.
a
1,970,627
34,756 Dolby Laboratories, Inc. 3,058,528
27,410 Dropbox, Inc.
a
800,920
6,373 DXC Technology Company
a
214,197
10,692 Elastic NV
a
1,593,001
7,336 Endava plc ADR
a
996,596
4,488 Enphase Energy, Inc.
a
673,065
3,090 EPAM Systems, Inc.
a
1,762,783
2,607 ePlus, Inc.
a
267,504
205 ExlService Holdings, Inc.
a
25,240
830 eXp World Holdings, Inc. 33,009
1,845 F5 Networks, Inc.
a
366,749
528 Fair Isaac Corporation
a
210,107
10,719 Five9, Inc.
a
1,712,253
3,830 FleetCor Technologies, Inc.
a
1,000,664
97,531 Gilat Satellite Networks, Ltd. 876,804
34,525 Hewlett Packard Enterprise
Company 491,981
36,266 HP, Inc. 992,238
2,867 HubSpot, Inc.
a
1,938,350
5,361 Intel Corporation 285,634
2,240 Intuit, Inc. 1,208,502
8,266 Jack Henry & Associates, Inc. 1,356,120
2,550 KLA-Tencor Corporation 853,000
3,566 Lam Research Corporation 2,029,589
24,987 Lattice Semiconductor
Corporation
a
1,615,410
4,472 Littelfuse, Inc. 1,222,063
28,215 LivePerson, Inc.
a
1,663,274
28,170 LiveRamp Holding, Inc.
a
1,330,469
1,251 Manhattan Associates, Inc.
a
191,441
22,463 Mastercard, Inc. 7,809,936
1,876 MAXIMUS, Inc. 156,083
274 MaxLinear, Inc.
a
13,495
2,348 Micron Technology, Inc. 166,661
102,754 Microsoft Corporation 28,968,408
19,911 MKS Instruments, Inc. 3,004,769
11,382 Monolithic Power Systems, Inc. 5,516,628
238 Motorola Solutions, Inc. 55,292
31,475 National Instruments Corporation 1,234,764
4,767 NetApp, Inc. 427,886
3,368 NICE, Ltd. ADR
a
956,647
6,484 Nova Measuring Instruments, Ltd.
a
663,248
38,913 NVIDIA Corporation 8,061,217
7,845 Okta, Inc.
a
1,861,932
4,378 Palo Alto Networks, Inc.
a
2,097,062
4,086 Paychex, Inc. 459,471
5,048 Paycom Software, Inc.
a
2,502,546

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (49.3%) Value
Information Technology (11.4%) - continued
497 Paylocity Holding Corporation
a
$ 139,359
37,401 PayPal Holdings, Inc.
a
9,732,114
259 Photronics, Inc.
a
3,530
2,042 Progress Software Corporation 100,446
474 PTC, Inc.
a
56,780
11,683 Q2 Holdings, Inc.
a
936,276
5,122 Qorvo, Inc.
a
856,347
40,483 QUALCOMM, Inc. 5,221,497
4,647 Rogers Corporation
a
866,573
7,578 SailPoint Technologies Holdings,
Inc.
a
324,945
21,347 Salesforce.com, Inc.
a
5,789,733
37,700 Samsung Electronics Company,
Ltd. 2,337,196
1,753 ScanSource, Inc.
a
60,987
5,803 Semtech Corporation
a
452,460
6,806 ServiceNow, Inc.
a
4,235,170
71,991 Sierra Wireless, Inc.
a
1,115,861
3,613 SiTime Corporation
a
737,666
1,289 Solaredge Technology, Ltd.
a
341,869
61,338 Sonos, Inc.
a
1,984,898
33,780 Sprout Social, Inc.
a
4,119,471
25,802 Square, Inc.
a
6,188,352
30,883 STMicroelectronics NV ADR
b
1,347,425
639 SunPower Corporation
a
14,493
5,703 SYNNEX Corporation 593,682
1,555 TE Connectivity, Ltd. 213,377
98,475 Telefonaktiebolaget LM Ericsson
ADR 1,102,920
22,242 Texas Instruments, Inc. 4,275,135
21,750 Trade Desk, Inc.
a
1,529,025
194,461 TTM Technologies, Inc.
a
2,444,375
543 Tyler Technologies, Inc.
a
249,047
1,335 Unisys Corporation
a
33,562
5,360 VeriSign, Inc.
a
1,098,854
428 Vertex, Inc.
a
8,226
3,859 Visa, Inc. 859,592
3,828 VMware, Inc.
a,b
569,224
6,629 Western Digital Corporation
a
374,141
1,916 WEX, Inc.
a
337,484
30,513 Workiva, Inc.
a
4,301,112
15,040 Xerox Holdings Corporation 303,357
2,202 Zoom Video Communications,
Inc.
a
575,823
4,214 Zscaler, Inc.
a
1,104,995
Total 230,424,735
Materials (1.7%)
791 Allegheny Technologies, Inc.
a
13,154
14,162 AptarGroup, Inc. 1,690,235
26,950 Ashland Global Holdings, Inc. 2,401,784
1,208 Avery Dennison Corporation 250,310
46,066 Axalta Coating Systems, Ltd.
a
1,344,667
146 Balchem Corporation 21,180
9,400 Ball Corporation 845,718
402 Cabot Corporation 20,148
43,657 Carpenter Technology Corporation 1,429,330
1,648 Celanese Corporation 248,255
39,453 CF Industries Holdings, Inc. 2,202,266
10,502 Chemours Company 305,188
5,752 Cleveland-Cliffs, Inc.
a,b
113,947
12,079 Compass Minerals International,
Inc. 777,888
18,924 Eastman Chemical Company 1,906,404
59,796 Element Solutions, Inc. 1,296,377
Shares Common Stock (49.3%) Value
Materials (1.7%) - continued
8,150 Ferroglobe Representation &
Warranty Insurance Trust
a,c
$ 1
3,017 FMC Corporation 276,237
13,894 Graphic Packaging Holding
Company 264,542
2,562 Ingevity Corporation
a
182,850
5,485 Innospec, Inc. 461,947
171,998 Ivanhoe Mines, Ltd.
a
1,099,940
6,966 Kaiser Aluminum Corporation 759,015
421 Koppers Holdings, Inc.
a
13,160
11,073 LyondellBasell Industries NV 1,039,201
7,445 Martin Marietta Materials, Inc. 2,543,808
813 Materion Corporation 55,804
3,818 Minerals Technologies, Inc. 266,649
5,641 Myers Industries, Inc. 110,394
3,795 Neenah, Inc. 176,885
6 NewMarket Corporation 2,033
14,505 Nucor Corporation 1,428,597
3,350 O-I Glass, Inc.
a
47,805
6,032 Olin Corporation 291,044
10,027 Quaker Chemical Corporation 2,383,618
1,769 Reliance Steel & Aluminum
Company 251,941
549 Royal Gold, Inc. 52,424
852 RPM International, Inc. 66,158
2,986 Ryerson Holding Corporation 66,498
4,914 Sensient Technologies Corporation 447,567
7,793 Sherwin-Williams Company 2,179,936
1,191 Sonoco Products Company 70,960
19,992 Steel Dynamics, Inc. 1,169,132
1,528 SunCoke Energy, Inc. 9,596
2,219 Tronox Holdings plc 54,698
23,533 UFP Technologies, Inc.
a
1,449,398
11,520 United States Lime & Minerals, Inc. 1,391,616
18,454 United States Steel Corporation
b
405,434
Total 33,885,739
Real Estate (2.1%)
6,066 AGNC Investment Corporation 95,661
34,878 Agree Realty Corporation 2,309,970
4,500 Alexandria Real Estate Equities,
Inc. 859,815
55,840 American Campus Communities,
Inc. 2,705,448
2,697 American Finance Trust, Inc. 21,684
759 Apartment Income REIT
Corporation 37,047
113 Armada Hoffler Properties, Inc. 1,511
4,449 AvalonBay Communities, Inc. 986,076
347 Bluegreen Vacations Holding
Corporations
a
8,952
20,497 Camden Property Trust 3,022,692
6,343 CareTrust REIT, Inc. 128,890
27,114 CBRE Group, Inc.
a
2,639,819
3,066 Cedar Realty Trust, Inc. 66,501
9,681 Colliers International Group, Inc. 1,236,360
821 Community Healthcare Trust, Inc. 37,101
1,156 Corepoint Lodging, Inc.
a
17,918
17,451 CubeSmart 845,501
48,292 Cushman and Wakefield plc
a
898,714
4,571 Digital Realty Trust, Inc. 660,281
14,877 Duke Realty Corporation 712,162
2,841 EastGroup Properties, Inc. 473,396
17,339 EPR Properties 856,200

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (49.3%) Value
Real Estate (2.1%) - continued
47,904 Essential Properties Realty Trust,
Inc. $ 1,337,480
957 Essex Property Trust, Inc. 305,991
4,218 Extra Space Storage, Inc. 708,582
1,892 Farmland Partners, Inc. 22,685
523 Federal Realty Investment Trust 61,709
20,371 First Industrial Realty Trust, Inc. 1,060,922
5,909 FirstService Corporation 1,066,456
13,278 Four Corners Property Trust, Inc. 356,647
2,520 Getty Realty Corporation 73,861
5,418 Gladstone Commercial
Corporation 113,940
7,152 Gladstone Land Corporation 162,851
13,658 Healthcare Realty Trust, Inc. 406,735
770 Highwoods Properties, Inc. 33,772
75,793 Host Hotels & Resorts, Inc.
a
1,237,700
58,109 Independence Realty Trust, Inc. 1,182,518
6,565 Industrial Logistics Properties Trust 166,817
2,614 Innovative Industrial Properties,
Inc. 604,278
1,552 Jones Lang LaSalle, Inc.
a
385,036
8,013 Kilroy Realty Corporation 530,541
4,858 Life Storage, Inc. 557,407
18,434 Medical Properties Trust, Inc. 369,970
49,011 MGIC Investment Corporation 733,204
13,405 National Retail Properties, Inc. 578,962
62,973 National Storage Affiliates Trust 3,324,345
18,712 New Residential Investment
Corporation 205,832
11,420 NexPoint Residential Trust, Inc. 706,670
3,409 Omega Healthcare Investors, Inc. 102,134
2,287 One Liberty Properties, Inc. 69,731
4,315 Opendoor Technologies, Inc.
a,b
88,587
1,978 Preferred Apartment Communities,
Inc. 24,191
3,959 Public Storage, Inc. 1,176,219
16,601 Rayonier, Inc. REIT 592,324
3,697 Realty Income Corporation 239,787
354 Redfin Corporation
a
17,735
36,925 Rexford Industrial Realty, Inc. 2,095,494
246 RMR Group, Inc. 8,229
8,957 Sabra Health Care REIT, Inc. 131,847
4,252 SBA Communications Corporation 1,405,584
36,870 Service Properties Trust 413,313
6,062 Spirit Realty Capital, Inc. 279,094
10,617 STAG Industrial, Inc. 416,717
6,040 Store Capital Corporation 193,461
14,858 UDR, Inc. 787,177
2,470 UMH Properties, Inc. 56,563
2,142 WP Carey, Inc. 156,452
Total 43,171,249
Utilities (0.9%)
9,229 AES Corporation 210,698
15,593 Alliant Energy Corporation 872,896
1,391 American States Water Company 118,958
2,346 Artesian Resources Corporation 89,547
689 Avista Corporation 26,954
1,783 Black Hills Corporation 111,901
31,898 CenterPoint Energy, Inc. 784,691
175 Chesapeake Utilities Corporation 21,009
3,876 CMS Energy Corporation 231,513
1,994 Consolidated Water Company,
Ltd.
b
22,732
1,827 DTE Energy Company 204,094
Shares Common Stock (49.3%) Value
Utilities (0.9%) - continued
16,251 Duke Energy Corporation $ 1,585,935
17,735 Entergy Corporation 1,761,263
3,232 Essential Utilities, Inc. 148,931
25,116 Exelon Corporation 1,214,107
14,296 FirstEnergy Corporation 509,224
711 IDACORP, Inc. 73,503
9,892 MDU Resources Group, Inc. 293,496
54 MGE Energy, Inc. 3,969
74,843 NiSource, Inc. 1,813,446
12,735 NorthWestern Corporation 729,715
12,538 OGE Energy Corporation 413,252
530 Otter Tail Corporation 29,664
7,559 Pinnacle West Capital Corporation 546,969
19,644 Portland General Electric
Company 923,072
737 PPL Corporation 20,548
21,678 Sempra Energy 2,742,267
18,206 Spire, Inc. 1,113,843
11,141 UGI Corporation 474,829
32 Unitil Corporation 1,369
240 Vistra Energy Corporation 4,104
Total 17,098,499
Total Common Stock
(cost $673,322,386) 994,018,327
Shares
Registered Investment
Companies ( 37.3% ) Value
Unaffiliated  (0.7%)
1,126 Direxion Daily S&P 500 120,459
1,851 ProShares Ultra S&P 500
b
221,787
257 ProShares UltraPro QQQ 32,015
21,365 SPDR S&P 500 ETF Trust 9,168,576
27,266 SPDR S&P Biotech ETF
b
3,427,609
11,688 SPDR S&P Oil & Gas Exploration
ETF
b
1,130,463
Total 14,100,909
Affiliated  (36.6%)
4,821,872 Thrivent Core Emerging Markets
Equity Fund 56,512,339
5,201,410 Thrivent Core International Equity
Fund 56,799,398
5,331,545 Thrivent Core Low Volatility Equity
Fund 75,281,422
4,898,554 Thrivent Global Stock Portfolio 75,547,954
2,284,294 Thrivent High Yield Portfolio 10,674,733
570,281 Thrivent Income Portfolio 6,180,874
13,327,994 Thrivent International Allocation
Portfolio 146,693,230
850,015 Thrivent International Index
Portfolio 11,478,349
4,073,584 Thrivent Large Cap Value Portfolio 90,799,789
1,041,406 Thrivent Limited Maturity Bond
Portfolio 10,466,544
4,869,417 Thrivent Mid Cap Stock Portfolio 124,184,264
3,060,382 Thrivent Small Cap Stock Portfolio 73,431,410
Total 738,050,306
Total Registered Investment
Companies (cost $572,516,255) 752,151,215

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 3.0% ) Value
Asset-Backed Securities (<0.1%)
Cent CLO, LP
$ 25,000
2.425%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
d,e
$ 25,005
Total 25,005
Collateralized Mortgage Obligations (<0.1%)
MASTR Alternative Loans Trust
16,704
0.536%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
e
2,248
Sequoia Mortgage Trust
37,267
2.883%,  9/20/2046, Ser.
2007-1, Class 4A1
e
29,166
WaMu Mortgage Pass Through
Certificates
28,145
3.050%,  10/25/2036, Ser.
2006-AR12, Class 1A1
e
28,465
Total 59,879
Mortgage-Backed Securities (1.2%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,323,000 1.500%,  10/15/2036
f
1,336,075
6,342,000 2.000%,  11/1/2036
f
6,522,846
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
5,325,000 2.000%,  11/1/2051
f,g
5,329,784
5,650,000 2.500%,  11/1/2051
f
5,814,424
2,125,000 3.000%,  11/1/2047
f
2,220,759
225,000 3.000%,  10/1/2049
f
235,432
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
2,175,000 2.500%,  10/1/2051
f
2,245,263
1,275,000 2.500%,  11/1/2051
f
1,313,897
Total 25,018,480
U.S. Government & Agencies (1.8%)
U.S. Treasury Bonds
1,880,000 1.625%,  11/15/2050 1,688,989
920,000 2.250%,  11/15/2027 977,967
5,000,000 2.875%,  5/15/2028 5,514,649
170,000 5.250%,  11/15/2028 216,099
125,000 0.875%,  11/15/2030 118,623
90,000 1.125%,  2/15/2031 87,173
3,030,000 1.375%,  11/15/2040 2,721,792
120,000 3.000%,  5/15/2042 140,302
2,413,000 2.500%,  5/15/2046 2,611,036
U.S. Treasury Notes
8,300,000 0.125%,  12/31/2022 8,297,406
100,000 0.125%,  10/15/2023 99,641
500,000 2.125%,  7/31/2024 523,125
2,330,000 2.250%,  11/15/2024 2,452,416
2,040,000 2.125%,  11/30/2024 2,139,769
640,000 2.625%,  1/31/2026 687,850
6,630,000 2.500%,  2/28/2026 7,095,913
Principal
Amount Long-Term Fixed Income (3.0%) Value
U.S. Government & Agencies (1.8%) -
continued
$ 300,000 0.750%,  1/31/2028 $ 291,316
Total 35,664,066
Total Long-Term Fixed Income
(cost $59,443,446) 60,767,430
Shares
Collateral Held for Securities
Loaned ( 0.6% ) Value
12,307,891 Thrivent Cash Management Trust 12,307,891
Total Collateral Held for
Securities Loaned
(cost $12,307,891) 12,307,891
Shares or
Principal
Amount Short-Term Investments ( 11.7% ) Value
Federal Home Loan Bank Discount
Notes
200,000 0.040%, 10/20/2021
h,i
199,998
200,000 0.035%, 10/22/2021
h,i
199,998
1,700,000 0.040%, 11/3/2021
h,i
1,699,938
100,000 0.040%, 11/12/2021
h,i
99,995
100,000 0.040%, 11/15/2021
h,i
99,995
800,000 0.040%, 11/18/2021
h,i
799,957
14,400,000 0.025%, 12/15/2021
h,i
14,398,800
3,300,000 0.025%, 12/21/2021
h,i
3,299,703
4,000,000 0.034%, 12/27/2021
h,i
3,999,614
1,500,000 0.020%, 12/28/2021
h,i
1,499,853
Thrivent Core Short-Term Reserve
Fund
21,057,119 0.120% 210,571,190
Total Short-Term Investments
(cost $236,788,118) 236,869,041
Total Investments (cost
$1,554,378,096) 101.9% $2,056,113,904
Other Assets and Liabilities, Net
(1.9%) (39,213,418)
Total Net Assets 100.0% $2,016,900,486
a Non-income producing security.
b All or a portion of the security is on loan.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2021, the value of these investments was $25,005 or 0.0%
of total net assets.
e Denotes variable rate securities. The rate shown is as of
September 30, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g All or a portion of the security was earmarked to cover
written options.

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

h The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Portfolio as of September 30, 2021:
Securities Lending Transactions
Common Stock $ 11,948,957
Total lending $11,948,957
Gross amount payable upon return of
collateral for securities loaned $12,307,891
Net amounts due to counterparty $358,934
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2021, in valuing Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 61,092,554 61,092,554 – –
Consumer Discretionary 123,871,616 123,871,616 – –
Consumer Staples 29,844,582 29,844,582 – –
Energy 23,955,715 23,955,715 – –
Financials 139,857,218 137,426,535 2,430,683 –
Health Care 139,900,260 139,900,260 – –
Industrials 150,916,160 148,872,145 2,044,015 –
Information Technology 230,424,735 228,087,539 2,337,196 –
Materials 33,885,739 32,785,798 1,099,940 1
Real Estate 43,171,249 43,171,249 – –
Utilities 17,098,499 17,098,499 – –
Registered Investment Companies
Unaffiliated 14,100,909 14,100,909 – –
Affiliated 549,457,147 549,457,147 – –
Long-Term Fixed Income
Asset-Backed Securities 25,005 – 25,005 –
Collateralized Mortgage Obligations 59,879 – 59,879 –
Mortgage-Backed Securities 25,018,480 – 25,018,480 –
U.S. Government & Agencies 35,664,066 – 35,664,066 –
Short-Term Investments 26,297,851 – 26,297,851 –
Subtotal Investments in Securities $1,644,641,664 $1,549,664,548 $94,977,115 $1
Other Investments  * Total
Affiliated Registered Investment Companies 188,593,159
Affiliated Short-Term Investments 210,571,190
Collateral Held for Securities Loaned 12,307,891
Subtotal Other Investments $411,472,240
Total Investments at Value $2,056,113,904
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 9,185,776 9,185,776 – –
Total Asset Derivatives $9,185,776 $9,185,776 $– $–
Liability Derivatives
Futures Contracts 24,563,260 24,563,260 – –
Call Options Written 2,070 – – 2,070
Total Liability Derivatives $24,565,330 $24,563,260 $– $2,070

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
NASDAQ
-
National Association of Securities Dealers
Automated Quotations
S&P
-
Standard & Poor's
Counterparty:
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Aggressive Allocation Portfolio's futures contracts held as of September 30, 2021. Investments and/or cash totaling
$26,587,351 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 50 December 2021 $ 6,677,870 ( $ 97,401)
CBOT U.S. Long Bond 12 December 2021 1,961,852 (51,227)
CME E-mini Russell 2000 Index 7 December 2021 784,346 (14,066)
CME E-mini S&P 500 Index 1,718 December 2021 385,098,579 (15,921,854)
CME E-mini S&P Mid-Cap 400 Index 7 December 2021 1,891,498 (48,258)
CME Euro Foreign Exchange Currency 558 December 2021 82,650,274 (1,740,274)
CME Ultra Long Term U.S. Treasury Bond 15 December 2021 2,968,833 (102,895)
Eurex Euro STOXX 50 Index 1,668 December 2021 80,324,364 (2,624,121)
ICE mini MSCI EAFE Index 599 December 2021 70,977,343 (3,080,693)
ICE US mini MSCI Emerging Markets Index 269 December 2021 17,635,791 (882,471)
Total Futures Long Contracts $ 650,970,750 ( $ 24,563,260)
CBOT 2-Yr. U.S. Treasury Note (13) December 2021 ( $ 2,862,442) $ 1,731
CBOT 5-Yr. U.S. Treasury Note (59) December 2021 (7,293,524) 51,734
CME E-mini NASDAQ 100 Index (107) December 2021 (33,279,622) 1,859,072
CME E-mini Russell 2000 Index (1,194) December 2021 (133,846,017) 2,458,257
CME E-mini S&P Mid-Cap 400 Index (675) December 2021 (182,546,031) 4,805,031
Ultra 10-Yr. U.S. Treasury Note (3) December 2021 (445,701) 9,951
Total Futures Short Contracts ( $ 360,273,337) $9,185,776
Total Futures Contracts $ 290,697,413 ($15,377,484)
The following table presents Aggressive Allocation Portfolio's options contracts held as of September 30, 2021.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Unrealized
Appreciation/
(Depreciation)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (1.00) $ 101.43 October 2021 ( $ 1,000,898) ( $ 39) $ 6,524
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (1.00) 100.77
November
2021 (1,000,898) (2,031) 3,633
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($2,070) $10,157
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
9/30/2021
Shares Held at
9/30/2021
% of Net
Assets
9/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Equity $56,850 $– $– $56,512 4,822 2.8%
Core International Equity 56,481 – 5,600 56,799 5,201 2.8
Core Low Volatility Equity 101,212 66 34,000 75,281 5,332 3.7
Global Stock 66,525 3,035 – 75,548 4,899 3.7
High Yield 10,300 360 – 10,675 2,284 0.6
Income 6,210 302 – 6,181 570 0.3
International Allocation 132,993 2,275 – 146,693 13,328 7.3
International Index 10,668 97 – 11,478 850 0.6
Large Cap Value 74,500 4,168 – 90,800 4,074 4.5
Limited Maturity Bond 10,400 123 – 10,467 1,041 0.5
Mid Cap Stock 104,051 7,050 – 124,184 4,869 6.2
Small Cap Stock 61,665 2,745 – 73,431 3,060 3.6
Total Affiliated Registered Investment
Companies 691,855 738,049 36.6
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% 102,777 365,479 257,685 210,571 21,057 10.4
Total Affiliated Short-Term Investments 102,777 210,571 10.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 18,861 181,363 187,916 12,308 12,308 0.6
Total Collateral Held for Securities Loaned 18,861 12,308 0.6
Total Value $813,493 $960,928
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 9/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $(337) $ – $–
Core International Equity 11 5,907 – –
Core Low Volatility Equity 1,208 6,795 66 –
Global Stock – 5,988 2,365 670
High Yield – 15 – 360
Income – (330) 174 128
International Allocation – 11,425 – 2,275
International Index – 713 74 23
Large Cap Value – 12,132 3,102 1,066
Limited Maturity Bond – (56) – 123
Mid Cap Stock – 13,083 6,765 285
Small Cap Stock – 9,021 2,171 574
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% – – – 184
Total Income/Non Income Cash from Affiliated
Investments $5,688
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 31
Total Affiliated Income from Securities Loaned, Net $31
Total Value $1,219 $64,356 $ 14,717

All Cap Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.9% ) Value
Communications Services (4.7%)
35,150 Comcast Corporation $ 1,965,939
11,700 Facebook, Inc.
a
3,970,863
30,900 QuinStreet , Inc.
a
542,604
23,070 Verizon Communications, Inc. 1,246,011
Total 7,725,417
Consumer Discretionary (13.7%)
1,505 Amazon.com, Inc.
a
4,943,985
11,620 Aptiv plc
a
1,731,031
640 Booking Holdings, Inc.
a
1,519,277
4,440 Burlington Stores, Inc.
a
1,259,051
13,040 Canada Goose Holdings, Inc.
a
465,137
810 Chipotle Mexican Grill, Inc.
a
1,472,191
12,620 Dollar Tree, Inc.
a
1,207,987
1,010 Domino's Pizza, Inc. 481,730
35,441 Everi Holdings, Inc.
a
856,963
4,890 Home Depot, Inc. 1,605,191
3,810 Netflix, Inc.
a
2,325,395
8,030 NIKE, Inc. 1,166,197
190 NVR, Inc.
a
910,875
4,540 Papa John's International, Inc. 576,535
11,170 Sony Group Corporation ADR 1,235,179
1,290 Tesla, Inc.
a
1,000,369
Total 22,757,093
Consumer Staples (4.4%)
4,160 Casey's General Stores, Inc. 783,952
4,260 Costco Wholesale Corporation 1,914,231
8,400 Lamb Weston Holdings, Inc. 515,508
18,830 Philip Morris International, Inc. 1,784,896
16,770 Sysco Corporation 1,316,445
21,640 Turning Point Brands, Inc. 1,033,310
Total 7,348,342
Energy (2.8%)
22,170 BP plc ADR 605,906
41,328 Devon Energy Corporation 1,467,557
20,040 Helmerich & Payne, Inc. 549,296
7,560 Pioneer Natural Resources
Company 1,258,816
10,710 Valero Energy Corporation 755,805
Total 4,637,380
Financials (14.6%)
20,180 Ally Financial, Inc. 1,030,189
6,070 American Express Company 1,016,907
4,820 Ameriprise Financial, Inc. 1,273,059
26,500 Arch Capital Group, Ltd.
a
1,011,770
56,060 Bank of America Corporation 2,379,747
14,010 Charles Schwab Corporation 1,020,488
8,000 Chubb, Ltd. 1,387,840
34,330 Equitable Holdings, Inc. 1,017,541
15,660 Essent Group, Ltd. 689,197
4,600 Evercore , Inc. 614,882
7,610 First Republic Bank 1,467,817
13,920 J.P. Morgan Chase & Company 2,278,565
4,040 Kinsale Capital Group, Inc. 653,268
19,620 Morgan Stanley 1,909,222
2,880 S&P Global, Inc. 1,223,683
2,010 SVB Financial Group
a
1,300,229
9,930 Torchmark Corporation 884,068
11,260 Western Alliance Bancorp 1,225,313
16,830 Zions Bancorporations NA 1,041,609
Shares Common Stock (97.9%) Value
Financials (14.6%) - continued
1,690 Zurich Insurance Group AG $ 691,075
Total 24,116,469
Health Care (13.5%)
9,640 AbbVie, Inc. 1,039,867
10,900 ACADIA Pharmaceuticals, Inc.
a
181,049
4,790 Anthem, Inc. 1,785,712
3,460 Ascendis Pharma AS ADR
a
551,489
6,850 Danaher Corporation 2,085,414
1,890 Dexcom , Inc.
a
1,033,565
20,750 Edwards Lifesciences Corporation
a
2,349,107
51,600 Lantheus Holdings, Inc.
a
1,325,088
4,650 LHC Group, Inc.
a
729,632
20,210 Medtronic plc 2,533,324
25,730 Merck & Company, Inc. 1,932,580
12,410 Silk Road Medical, Inc.
a
682,922
8,460 Syneos Health, Inc.
a
740,081
8,440 Veeva Systems, Inc.
a
2,432,155
18,690 Zimmer Biomet Holdings, Inc. 2,735,468
6,770 Zymeworks , Inc.
a
196,601
Total 22,334,054
Industrials (10.5%)
14,480 Altra Industrial Motion Corporation 801,468
3,420 Carlisle Companies, Inc. 679,862
11,810 Crane Company 1,119,706
34,820 Delta Air Lines, Inc.
a
1,483,680
45,490 Dun & Bradstreet Holdings, Inc.
a
764,687
25,860 Howmet Aerospace, Inc. 806,832
8,430 Manpower, Inc. 912,800
34,270 Meritor, Inc.
a
730,294
4,220 Middleby Corporation
a
719,552
7,690 Norfolk Southern Corporation 1,839,833
6,040 Parker-Hannifin Corporation 1,688,905
6,660 Regal-Beloit Corporation 1,001,264
19,560 Summit Materials, Inc.
a
625,333
8,450 Timken Company 552,799
11,120 United Parcel Service, Inc. 2,024,952
26,870 US Ecology, Inc.
a
869,245
26,550 WillScot Mobile Mini Holdings
Corporation
a
842,166
Total 17,463,378
Information Technology (23.8%)
4,100 Adobe, Inc.
a
2,360,452
6,190 Advanced Energy Industries, Inc. 543,173
1,920 ANSYS, Inc.
a
653,664
33,390 Apple, Inc. 4,724,685
8,430 AppLovin Corporation
a,b
610,079
2,400 ASML Holding NV GDR 1,788,264
5,290 Blackline, Inc.
a
624,537
10,430 Ciena Corporation
a
535,581
29,160 Cisco Systems, Inc. 1,587,179
9,950 Dolby Laboratories, Inc. 875,600
4,400 F5 Networks, Inc.
a
874,632
4,930 Five9, Inc.
a
787,518
26,280 Juniper Networks, Inc. 723,226
16,220 Lattice Semiconductor
Corporation
a
1,048,623
11,320 LivePerson , Inc.
a
667,314
5,730 Mastercard , Inc. 1,992,206
5,440 Microsoft Corporation 1,533,645
16,790 National Instruments Corporation 658,672
11,040 NVIDIA Corporation 2,287,046
6,050 PayPal Holdings, Inc.
a
1,574,271

All Cap Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.9%) Value
Information Technology (23.8%) - continued
15,750 Samsung Electronics Company,
Ltd. $ 976,415
5,760 ServiceNow , Inc.
a
3,584,275
1,280 Shopify, Inc.
a
1,735,398
29,310 Snap, Inc.
a
2,165,130
8,445 Snowflake, Inc.
a
2,554,021
4,860 Square, Inc.
a
1,165,622
10,500 Trade Desk, Inc.
a
738,150
Total 39,369,378
Materials (4.0%)
61,800 Axalta Coating Systems, Ltd.
a
1,803,942
10,740 Ball Corporation 966,278
15,120 Berry Plastics Group, Inc.
a
920,506
12,710 CF Industries Holdings, Inc. 709,472
15,760 LyondellBasell Industries NV 1,479,076
13,650 Steel Dynamics, Inc. 798,252
Total 6,677,526
Real Estate (3.4%)
9,590 Agree Realty Corporation 635,145
4,910 Alexandria Real Estate Equities,
Inc. 938,154
3,430 American Tower Corporation 910,356
6,700 Camden Property Trust 988,049
18,940 Duke Realty Corporation 906,658
740 Equinix , Inc. 584,696
5,290 Prologis, Inc. 663,525
Total 5,626,583
Utilities (2.5%)
20,620 CenterPoint Energy, Inc. 507,252
9,880 Duke Energy Corporation 964,189
5,070 Entergy Corporation 503,502
8,510 Evergy , Inc. 529,322
15,004 NextEra Energy, Inc. 1,178,114
7,070 NorthWestern Corporation 405,111
Total 4,087,490
Total Common Stock
(cost $121,902,711) 162,143,110
Shares
Collateral Held for Securities
Loaned ( 0.7% ) Value
1,174,125 Thrivent Cash Management Trust 1,174,125
Total Collateral Held for
Securities Loaned
(cost $1,174,125) 1,174,125
Shares
Registered Investment
Companies ( 0.4% ) Value
Unaffiliated  (0.4%)
7,910 SPDR S&P Homebuilders ETF
b
567,621
Total 567,621
Total Registered Investment
Companies (cost $326,398) 567,621
Shares Short-Term Investments ( 2.0% ) Value
Thrivent Core Short-Term Reserve
Fund
337,765 0.120% $ 3,377,652
Total Short-Term Investments
(cost $3,376,920) 3,377,652
Total Investments (cost
$126,780,154) 101.0% $167,262,508
Other Assets and Liabilities, Net
(1.0%) (1,574,218)
Total Net Assets 100.0% $165,688,290
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent All Cap Portfolio as of
September 30, 2021:
Securities Lending Transactions
Common Stock $ 1,117,160
Total lending $1,117,160
Gross amount payable upon return of
collateral for securities loaned $1,174,125
Net amounts due to counterparty $56,965
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

All Cap Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2021, in valuing All Cap Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 7,725,417 7,725,417 – –
Consumer Discretionary 22,757,093 22,757,093 – –
Consumer Staples 7,348,342 7,348,342 – –
Energy 4,637,380 4,637,380 – –
Financials 24,116,469 23,425,394 691,075 –
Health Care 22,334,054 22,334,054 – –
Industrials 17,463,378 17,463,378 – –
Information Technology 39,369,378 38,392,963 976,415 –
Materials 6,677,526 6,677,526 – –
Real Estate 5,626,583 5,626,583 – –
Utilities 4,087,490 4,087,490 – –
Registered Investment Companies
Unaffiliated 567,621 567,621 – –
Subtotal Investments in Securities $162,710,731 $161,043,241 $1,667,490 $–
Other Investments  * Total
Affiliated Short-Term Investments 3,377,652
Collateral Held for Securities Loaned 1,174,125
Subtotal Other Investments $4,551,777
Total Investments at Value $167,262,508
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in All Cap Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
9/30/2021
Shares Held at
9/30/2021
% of Net
Assets
9/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% $2,660 $11,046 $10,328 $3,378 338 2.0%
Total Affiliated Short-Term Investments 2,660 3,378 2.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 105 14,427 13,358 1,174 1,174 0.7
Total Collateral Held for Securities Loaned 105 1,174 0.7
Total Value $2,765 $4,552
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 9/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% $0 $0 $ – $5
Total Income/Non Income Cash from Affiliated
Investments $5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 2
Total Affiliated Income from Securities Loaned, Net $2
Total Value $0 $0 $ –

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 10.2% )
a
Value
Basic Materials (0.8%)
Ball Metalpack Finco, LLC, Term
Loan
$ 203,175
4.621%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 202,753
Flexsys, Inc./Ohio, Term Loan
515,000
0.000%,  (LIBOR 1M +
5.250%), 8/12/2028
b,c,d,e
512,425
Hexion, Inc., Term Loan
343,159
3.650%,  (LIBOR 3M +
3.500%), 7/1/2026
b
343,159
INEOS US Petrochem, LLC, Term
Loan
528,675
3.250%,  (LIBOR 1M +
2.750%), 1/29/2026
b
528,675
Innophos Holdings, Inc., Term
Loan
344,750
3.834%,  (LIBOR 1M +
3.750%), 2/7/2027
b,e
345,181
Momentive Performance Materials
USA, LLC, Term Loan
329,417
3.340%,  (LIBOR 1M +
3.250%), 5/15/2024
b
328,696
Nouryon USA, LLC, Term Loan
717,698
2.832%,  (LIBOR 1M +
2.750%), 10/1/2025
b
712,495
Pixelle Specialty Solutions, LLC,
Term Loan
607,989
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
606,596
Venator Finance SARL, Term Loan
411,783
3.084%,  (LIBOR 1M +
3.000%), 8/8/2024
b
405,779
Total 3,985,759
Capital Goods (1.5%)
Bingo Industries, Ltd., Term Loan
185,000
4.000%,  (LIBOR 3M +
3.500%), 8/9/2028
b,e
184,538
Flex Acquisition Company, Inc.,
Term Loan
694,895
3.145%,  (LIBOR 3M +
3.000%), 6/29/2025
b
690,476
Gemini HDPE, LLC, Term Loan
508,086
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
508,086
GFL Environmental, Inc., Term
Loan
530,988
3.500%,  (LIBOR 3M +
3.000%), 5/31/2025
b
531,651
Grinding Media, Inc., Term Loan
520,000
0.000%,  (LIBOR 1M +
4.000%), 9/22/2028
b,c,d,e
520,650
Groupe Solmax, Inc., Term Loan
220,000
0.000%,  (LIBOR 1M +
4.750%), 7/23/2028
b,c,d
219,542
Hyperion Materials &
Technologies, Inc., Term Loan
312,500
5.000%,  (LIBOR 1M +
4.500%), 7/30/2028
b,e
312,891
Mauser Packaging Solutions
Holding Company, Term Loan
493,581
3.334%,  (LIBOR 1M +
3.250%), 4/3/2024
b
483,013
Principal
Amount Bank Loans (10.2%)
a
Value
Capital Goods (1.5%) - continued
Natgasoline, LLC, Term Loan
$ 423,037
3.625%,  (LIBOR 1M +
3.500%), 11/14/2025
b,e
$ 421,980
Pactiv Evergreen Group Holdings,
Inc., Term Loan
446,625
3.334%,  (LIBOR 1M +
3.250%), 2/5/2026
b
443,275
Quikrete Holdings Inc., Term Loan
310,000
0.000%,  (LIBOR 1M +
3.000%), 6/11/2028
b,c,d
308,878
RLG Holdings, LLC, Delayed Draw
56,962
3.131%,  (LIBOR 3M +
2.125%), 7/8/2028
b,c,d
56,998
RLG Holdings, LLC, Term Loan
225,000
5.000%,  (LIBOR 3M +
4.250%), 7/8/2028
b
225,142
TransDigm, Inc., Term Loan
1,208,475
2.334%,  (LIBOR 1M +
2.250%), 12/9/2025
b
1,193,369
TricorBraun Holdings, Inc.,
Delayed Draw
113,751
3.750%,  (LIBOR 1M +
3.250%), 3/3/2028
b,c,d
113,055
TricorBraun Holdings, Inc., Term
Loan
504,887
3.750%,  (LIBOR 1M +
3.250%), 3/3/2028
b
501,797
Trident TPI Holdings, Inc., Delayed
Draw
37,500
0.000%,  (LIBOR 1M +
4.000%), 9/17/2028
b,c,d
37,539
Trident TPI Holdings, Inc., Term
Loan
272,500
4.500%,  (LIBOR 3M +
4.000%), 9/17/2028
b,c,d
272,783
Waterlogic USA Holdings, Inc.
Term Loan
280,000
0.000%,  (LIBOR 1M +
4.750%), 8/12/2028
b,c,d
279,826
Total 7,305,489
Communications Services (2.0%)
Allen Media, LLC, Delayed Draw
119,000
0.000%,  (LIBOR 1M +
5.500%), 2/10/2027
b,c,d
118,814
Allen Media, LLC, Term Loan
131,000
0.000%,  (LIBOR 1M +
5.500%), 2/10/2027
b,c,d
130,796
Altice France SA, Term Loan
335,125
2.879%,  (LIBOR 3M +
2.750%), 7/31/2025
b
329,401
Cablevision Lightpath, LLC, Term
Loan
516,100
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
516,487
CCI Buyer, Inc., Term Loan
134,325
4.500%,  (LIBOR 3M +
4.000%), 12/17/2027
b
134,689
CommScope, Inc., Term Loan
896,700
3.334%,  (LIBOR 1M +
3.250%), 4/4/2026
b
891,284

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (10.2%)
a
Value
Communications Services (2.0%) - continued
DIRECTV Financing, LLC, Term
Loan
$ 580,000
5.750%,  (LIBOR 3M +
5.000%), 8/2/2027
b
$ 580,180
E.W. Scripps Company, Term Loan
212,538
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
212,833
Entercom Media Corporation, Term
Loan
467,128
2.585%,  (LIBOR 1M +
2.500%), 11/17/2024
b
459,832
iHeartCommunications, Inc., Term
Loan
360,175
3.084%,  (LIBOR 1M +
3.000%), 5/1/2026
b
357,398
Indy US Bidco, LLC, Term Loan
303,475
4.084%,  (LIBOR 1M +
4.000%), 3/5/2028
b
304,018
Meredith Corporation, Term Loan
445,489
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
454,398
Metronet Systems Holdings, LLC,
Term Loan
349,125
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b
349,387
NEP Group, Inc., Term Loan
700,200
3.334%,  (LIBOR 1M +
3.250%), 10/20/2025
b
672,773
Nexstar Media, Inc., Term Loan
772,374
2.586%,  (LIBOR 1M +
2.500%), 9/19/2026
b
771,215
ORBCOMM, Inc., Term Loan
275,000
5.000%,  (LIBOR 3M +
4.250%), 9/1/2028
b
274,541
Radiate Holdco, LLC, Term Loan
1,225,737
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
1,223,972
Terrier Media Buyer, Inc., Term
Loan
302,713
3.584%,  (LIBOR 1M +
3.500%), 12/17/2026
b
301,956
Voyage Australia Property, Ltd.,
Term Loan
265,000
4.000%,  (LIBOR 3M +
3.500%), 6/18/2028
b
264,669
WideOpenWest Finance, LLC,
Term Loan
327,788
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
327,651
Xplornet Communications, Inc.,
Term Loan
534,079
4.837%,  (LIBOR 1M +
4.750%), 6/10/2027
b
533,411
275,000
0.000%,  (LIBOR 1M +
4.000%), 9/30/2028
b,c,d,e
274,313
245,000
0.000%,  (LIBOR 1M +
7.000%), 9/30/2029
b,c,d
242,550
Total 9,726,568
Consumer Cyclical (1.5%)
ACProducts Holdings, Inc., Term
Loan
394,013
4.750%,  (LIBOR 3M +
4.250%), 5/17/2028
b
393,098
Principal
Amount Bank Loans (10.2%)
a
Value
Consumer Cyclical (1.5%) - continued
AI Aqua Merger Sub, Inc., Delayed
Draw
$ 35,000
0.000%,  (LIBOR 1M +
4.000%), 7/30/2028
b,c,d
$ 35,096
AI Aqua Merger Sub, Inc., Term
Loan
280,000
4.500%,  (LIBOR 1M +
4.000%), 7/30/2028
b
280,770
American Trailer World
Corporation, Term Loan
309,225
4.500%,  (LIBOR 1M +
3.750%), 3/5/2028
b
307,602
Caesars Resort Collection, LLC,
Term Loan
230,000
0.000%,  (LIBOR 1M +
3.500%), 7/20/2025
b,c,d
230,083
Carnival Corporation, Term Loan
253,715
3.750%,  (LIBOR 3M +
3.000%), 6/30/2025
b
252,051
Cengage Learning, Inc., Term
Loan
510,000
5.750%,  (LIBOR 3M +
4.750%), 7/14/2026
b
512,958
CP Atlas Buyer, Inc., Term Loan
407,950
4.250%,  (LIBOR 3M +
3.750%), 11/23/2027
b
406,420
Golden Entertainment, Inc., Term
Loan
907,184
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
903,782
Golden Nugget, LLC, Term Loan
511,199
3.250%,  (LIBOR 3M +
2.500%), 10/4/2023
b
508,505
LCPR Loan Financing, LLC, Term
Loan
315,000
3.834%,  (LIBOR 1M +
3.750%), 10/15/2028
b
315,000
Michaels Companies, Inc., Term
Loan
563,587
5.000%,  (LIBOR 3M +
4.250%), 4/15/2028
b
563,841
Raptor Acquisition Corporation,
Term Loan
170,000
4.750%,  (LIBOR 3M +
4.000%), 11/1/2026
b
170,468
Scientific Games International,
Inc., Term Loan
1,787,073
2.834%,  (LIBOR 1M +
2.750%), 8/14/2024
b
1,778,370
Staples, Inc., Term Loan
190,119
4.626%,  (LIBOR 3M +
4.500%), 9/12/2024
b
184,622
321,051
5.126%,  (LIBOR 3M +
5.000%), 4/12/2026
b
305,583
Tenneco, Inc., Term Loan
257,354
3.084%,  (LIBOR 1M +
3.000%), 10/1/2025
b
254,834
Truck Hero, Inc., Term Loan
114,425
4.000%,  (LIBOR 1M +
3.250%), 2/24/2028
b
114,115
Total 7,517,198

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (10.2%)
a
Value
Consumer Non-Cyclical (1.8%)
Adient US, LLC, Term Loan
$ 149,625
3.584%,  (LIBOR 1M +
3.500%), 4/8/2028
b
$ 149,562
Bausch Health Americas, Inc.,
Term Loan
861,688
3.084%,  (LIBOR 1M +
3.000%), 6/1/2025
b
860,395
Blue Ribbon, LLC, Term Loan
345,625
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b
338,713
Chobani, LLC, Term Loan
267,300
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
267,682
City Brewing Company, LLC, Term
Loan
225,000
4.250%,  (LIBOR 3M +
3.500%), 4/5/2028
b
222,655
CNT Holdings I Corporation, Term
Loan
348,250
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
348,469
95,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b
96,425
Endo Luxembourg Finance
Company I Sarl, Term Loan
233,825
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
b
228,239
Gainwell Acquisition Corporation,
Term Loan
507,444
4.750%,  (LIBOR 3M +
4.000%), 10/1/2027
b
508,184
Global Medical Response, Inc.,
Term Loan
1,355,000
0.000%,  (LIBOR 1M +
4.250%), 10/2/2025
b,c,d
1,359,065
1,741,837
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
1,747,063
Herens US Holdco Corporation,
Term Loan
473,813
4.123%,  (LIBOR 2M +
4.000%), 7/2/2028
b
475,082
Mamba Purchaser, Inc., Term Loan
50,000
0.000%,  (LIBOR 1M +
6.500%), 9/29/2029
b,c,d
50,000
Ortho-Clinical Diagnostics SA,
Term Loan
765,948
3.083%,  (LIBOR 1M +
3.000%), 6/30/2025
b
764,991
PetSmart, LLC, Term Loan
785,000
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
786,123
Precision Medicine Group, LLC,
Delayed Draw
64,038
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,c,d
64,012
Precision Medicine Group, LLC,
Term Loan
487,279
3.750%,  (LIBOR 3M +
3.000%), 11/20/2027
b
487,075
Principal
Amount Bank Loans (10.2%)
a
Value
Consumer Non-Cyclical (1.8%) - continued
Sotera Health Holdings, LLC, Term
Loan
$ 318,000
3.250%,  (LIBOR 1M +
2.750%), 12/13/2026
b
$ 316,941
Total 9,070,676
Energy (0.1%)
GIP II Blue Holding LP, Term Loan
385,000
0.000%,  (LIBOR 3M +
4.500%), 9/22/2028
b,c,d
384,280
Total 384,280
Financials (0.5%)
Asurion, LLC, Term Loan
213,387
3.334%,  (LIBOR 1M +
3.250%), 12/23/2026
b
210,110
697,016
3.334%,  (LIBOR 1M +
3.250%), 7/31/2027
b
686,386
440,000
5.334%,  (LIBOR 1M +
5.250%), 2/3/2028
b
438,442
165,000
5.331%,  (LIBOR 1M +
5.250%), 1/15/2029
b
164,134
Digicel International Finance, Ltd.,
Term Loan
383,006
3.430%,  (LIBOR 3M +
3.250%), 5/27/2024
b
369,363
NCR Corporation, Term Loan
601,162
2.630%,  (LIBOR 3M +
2.500%), 8/28/2026
b
594,399
Tiger Acquisition, LLC, Term Loan
170,000
3.750%,  (LIBOR 3M +
3.250%), 6/1/2028
b
169,310
Total 2,632,144
Technology (1.2%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
548,083
3.629%,  (LIBOR 3M +
3.500%), 8/21/2026
b
536,249
Crown Subsea Communications
Holding, Inc., Term Loan
396,678
5.750%,  (LIBOR 1M +
5.000%), 4/27/2027
b
398,991
Gogo Intermediate Holdings, LLC,
Term Loan
433,912
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
434,273
Gridiron Fiber Corporation, Term
Loan
185,000
0.000%,  (LIBOR 1M +
4.500%), 8/23/2028
b,c,d
179,566
Lummus Technology Holdings V,
LLC, Term Loan
322,069
3.584%,  (LIBOR 1M +
3.500%), 6/30/2027
b
321,399
Prime Security Services Borrower,
LLC, Term Loan
1,467,625
3.500%,  (LIBOR 1M +
2.750%), 9/23/2026
b
1,465,453
Rackspace Technology Global,
Inc., Term Loan
945,250
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
938,057

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (10.2%)
a
Value
Technology (1.2%) - continued
Redstone Holdco 2 LP, Term Loan
$ 281,644
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b
$ 276,715
160,591
8.500%,  (LIBOR 3M +
7.750%), 8/6/2029
b
156,174
SS&C Technologies, Inc., Term
Loan
45,720
1.834%,  (LIBOR 1M +
1.750%), 4/16/2025
b
45,223
36,955
1.834%,  (LIBOR 1M +
1.750%), 4/16/2025
b
36,554
Zayo Group Holdings, Inc., Term
Loan
988,776
3.084%,  (LIBOR 1M +
3.000%), 3/9/2027
b
979,551
Total 5,768,205
Transportation (0.5%)
AAdvantage Loyalty IP, Ltd., Term
Loan
840,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b
868,115
Air Canada, Term Loan
178,000
4.250%,  (LIBOR 3M +
3.500%), 8/11/2028
b
178,593
Hertz Corporation, Term Loan
139,650
4.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b
139,672
26,385
4.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b
26,389
SkyMiles IP, Ltd., Term Loan
695,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
738,743
United Airlines, Inc., Term Loan
293,525
4.500%,  (LIBOR 3M +
3.750%), 4/21/2028
b
295,327
Total 2,246,839
Utilities (0.3%)
Advanced Drainage Systems, Inc.,
Term Loan
60,940
2.375%,  (LIBOR 1M +
2.250%), 9/24/2026
b
60,940
CQP Holdco LP, Term Loan
613,462
4.250%,  (LIBOR 1M +
3.750%), 6/4/2028
b
611,420
EnergySolutions, LLC, Term Loan
321,800
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b,e
320,996
Exgen Renewables IV, LLC, Term
Loan
155,000
3.500%,  (LIBOR 3M +
2.500%), 12/15/2027
b
154,806
Osmose Utilities Services, Inc.,
Term Loan
110,000
3.750%,  (LIBOR 1M +
3.250%), 6/17/2028
b
109,519
Principal
Amount Bank Loans (10.2%)
a
Value
Utilities (0.3%) - continued
PG&E Corporation, Term Loan
$ 250,121
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
$ 245,666
Total 1,503,347
Total Bank Loans
(cost $49,990,184) 50,140,505
Shares Common Stock ( 37.6% ) Value
Communications Services (3.2%)
1,757 Alphabet, Inc., Class A
f
4,697,375
530 Alphabet, Inc., Class C
f
1,412,614
16,912 AT&T, Inc. 456,793
34 Cable One, Inc. 61,647
907 Charter Communications, Inc.
f
659,897
18,819 Comcast Corporation 1,052,547
9,690 Discovery, Inc., Class A
f,g
245,932
7,190 DISH Network Corporation
f
312,477
2,903 Electronic Arts, Inc. 412,952
7,893 Facebook, Inc.
f
2,678,805
7,187 Live Nation Entertainment, Inc.
f
654,951
1,872 Match Group, Inc.
f
293,885
510 Omnicom Group, Inc. 36,955
16,766 QuinStreet, Inc.
f
294,411
13,913 Twitter, Inc.
f
840,206
23,766 Verizon Communications, Inc. 1,283,602
582 ViacomCBS, Inc. 22,995
178 Walt Disney Company
f
30,112
316 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
f
4,819
2,671 Zillow Group, Inc.
f
236,597
Total 15,689,572
Consumer Discretionary (4.3%)
1,338 Amazon.com, Inc.
f
4,395,384
9,844 Aptiv plc
f
1,466,461
282 AutoZone, Inc.
f
478,833
1,008 Big Lots, Inc. 43,707
801 Bloomin' Brands, Inc.
f
20,025
68 Booking Holdings, Inc.
f
161,423
3,383 Caesars Entertainment, Inc.
f
379,843
1,414 Carvana Company
f
426,378
5,615 Cedar Fair, LP
f
260,424
655 Chipotle Mexican Grill, Inc.
f
1,190,476
272 Cimpress plc
f
23,618
5,595 Clarus Corporation 143,400
10,175 Cooper-Standard Holdings, Inc.
f
222,934
1,458 Crocs, Inc.
f
209,194
3,902 D.R. Horton, Inc. 327,651
1,009 Emerald Holding, Inc.
f
4,379
17,479 Everi Holdings, Inc.
f
422,642
1,984 Expedia Group, Inc.
f
325,178
4,145 Ford Motor Company
f
58,693
403 Garmin, Ltd. 62,650
7,844 Harley-Davidson, Inc. 287,169
2,881 Home Depot, Inc. 945,717
330 Jack in the Box, Inc. 32,119
2,439 Kohl's Corporation 114,852
7,516 Leggett & Platt, Inc. 337,017
9,232 Libbey, Inc.
f
34,620
5,638 Lowe's Companies, Inc. 1,143,725
1,540 Lululemon Athletica, Inc.
f
623,238
1,878 McDonald's Corporation 452,805
5,389 Miller Industries, Inc. 183,442

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (37.6%) Value
Consumer Discretionary (4.3%) - continued
1,081 Mohawk Industries, Inc.
f
$ 191,769
2,807 NIKE, Inc. 407,661
171 NVR, Inc.
f
819,788
3,594 Penn National Gaming, Inc.
f
260,421
9,271 Qurate Retail, Inc. 94,471
1,026 Revolve Group, Inc.
f
63,376
487 RH
f
324,785
3,034 Ross Stores, Inc. 330,251
3,163 Sleep Number Corporation
f
295,677
5,863 Sony Group Corporation ADR 648,331
7,264 Stoneridge, Inc.
f
148,113
459 Target Corporation 105,005
168 Taylor Morrison Home Corporation
f
4,331
2,213 Tesla, Inc.
f
1,716,137
14,671 ThredUp, Inc.
f
318,214
4,497 Under Armour, Inc., Class C
f
78,787
384 Wayfair, Inc.
f,g
98,116
1,114 Yum! Brands, Inc. 136,253
5,213 Zumiez, Inc.
f
207,269
Total 21,026,752
Consumer Staples (1.5%)
1,139 Altria Group, Inc. 51,847
6,695 BJ's Wholesale Club Holdings,
Inc.
f
367,689
1,952 Bunge, Ltd. 158,737
3,338 Colgate-Palmolive Company 252,286
1,577 Costco Wholesale Corporation 708,625
9,567 Hain Celestial Group, Inc.
f
409,276
1,783 John B. Sanfilippo & Son, Inc. 145,707
1,634 Kimberly-Clark Corporation 216,407
9,820 Lamb Weston Holdings, Inc. 602,653
4,372 Monster Beverage Corporation
f
388,365
334 PepsiCo, Inc. 50,237
16,720 Philip Morris International, Inc. 1,584,889
21,774 Primo Water Corporation 342,287
2,940 Procter & Gamble Company 411,012
3,696 Sysco Corporation 290,136
6,862 Turning Point Brands, Inc. 327,661
7,667 Wal-Mart Stores, Inc. 1,068,626
Total 7,376,440
Energy (1.1%)
17,711 APA Corporation 379,547
12,919 BP plc ADR 353,076
1,737 Cheniere Energy, Inc.
f
169,653
1,205 Chevron Corporation 122,247
7,587 ConocoPhillips 514,171
30,830 Devon Energy Corporation 1,094,773
24 Diamondback Energy, Inc. 2,272
15,252 Enterprise Products Partners, LP 330,053
3,250 EOG Resources, Inc. 260,877
575 EQT Corporation
f
11,765
4,074 Exxon Mobil Corporation 239,633
8,672 Halliburton Company 187,489
12,028 Helmerich & Payne, Inc. 329,687
900 Kinder Morgan, Inc. 15,057
9,613 Marathon Oil Corporation 131,410
4,799 Marathon Petroleum Corporation 296,626
350 MPLX, LP 9,965
1,155 Nine Energy Service, Inc.
f
2,114
4,104 Pioneer Natural Resources
Company 683,357
21,134 Southwestern Energy Company
f
117,082
370 TC Energy Corporation 17,793
Shares Common Stock (37.6%) Value
Energy (1.1%) - continued
3,292 Valero Energy Corporation $ 232,316
375 Williams Companies, Inc. 9,728
Total 5,510,691
Financials (5.7%)
6,917 Air Lease Corporation 272,115
11,066 Ally Financial, Inc. 564,919
3,646 American Express Company 610,814
12,154 Arch Capital Group, Ltd.
f
464,040
2,542 Ares Capital Corporation 51,679
13,839 Assured Guaranty, Ltd. 647,804
40,206 Bank of America Corporation 1,706,745
176 Bank of Marin Bancorp 6,644
5,893 Bank of N.T. Butterfield & Son, Ltd. 209,260
2,061 Berkshire Hathaway, Inc.
f
562,529
2,800 BlackRock TCP Capital
Corporation 37,996
946 BlackRock, Inc. 793,372
2,721 Blackstone Mortgage Trust, Inc. 82,501
13,619 Bridgewater Bancshares, Inc.
f
238,469
11,063 Byline Bancorp, Inc. 271,707
2,626 Capital One Financial Corporation 425,333
640 Cboe Global Markets, Inc. 79,270
541 Central Pacific Financial
Corporation 13,893
19,456 Charles Schwab Corporation 1,417,175
3,264 Chubb, Ltd. 566,239
9,670 Citigroup, Inc. 678,641
4,767 Citizens Financial Group, Inc. 223,954
2,169 CME Group, Inc. 419,441
9,050 Columbia Banking System, Inc. 343,810
5,588 Comerica, Inc. 449,834
1,083 Community Trust Bancorp, Inc. 45,594
1,458 Customers Bancorp, Inc.
f
62,723
262 Dime Community Bancshares, Inc. 8,557
2,686 Discover Financial Services 329,975
1,928 Ellington Residential Mortgage
REIT 21,516
6,048 Enterprise Financial Services
Corporation 273,853
22,088 Equitable Holdings, Inc. 654,688
790 Essent Group, Ltd. 34,768
647 Evercore, Inc. 86,484
370 Financial Institutions, Inc. 11,341
1,186 First Bancorp 15,596
1,205 First Busey Corporation 29,679
239 First Mid-Illinois Bancshares, Inc. 9,813
2,385 First Republic Bank 460,019
250 Flushing Financial Corporation 5,650
2,169 FS KKR Capital Corporation 47,805
882 Fulton Financial Corporation 13,477
3,354 Glacier Bancorp, Inc. 185,644
3,284 Golub Capital BDC, Inc. 51,920
1,237 Great Southern Bancorp, Inc. 67,800
1,279 Hancock Whitney Corporation 60,266
1,170 Hanmi Financial Corporation 23,470
195 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 10,429
10,766 Heartland Financial USA, Inc. 517,629
614 HomeStreet, Inc. 25,266
896 Hometrust Bancshares, Inc. 25,070
10,656 Hope Bancorp, Inc. 153,873
2,039 Houlihan Lokey, Inc. 187,792
433 Independent Bank Corporation 9,301
10,540 J.P. Morgan Chase & Company 1,725,293

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (37.6%) Value
Financials (5.7%) - continued
2,365 Kinsale Capital Group, Inc. $ 382,421
5,657 KKR & Company, Inc. 344,398
2,631 Marsh & McLennan Companies,
Inc. 398,412
2,652 MidWestOne Financial Group, Inc. 79,984
1,279 Moody's Corporation 454,186
9,909 Morgan Stanley 964,245
452 OceanFirst Financial Corporation 9,677
145 Peapack-Gladstone Financial
Corporation 4,837
2,204 Primerica, Inc. 338,601
11,228 Radian Group, Inc. 255,100
7,154 Raymond James Financial, Inc. 660,171
607 Reinsurance Group of America,
Inc. 67,535
3,254 S&P Global, Inc. 1,382,592
7,893 Seacoast Banking Corporation of
Florida 266,862
1,417 Selective Insurance Group, Inc. 107,026
1,449 Sixth Street Specialty Lending, Inc. 32,182
2,197 Starwood Property Trust, Inc. 53,629
3,996 State Street Corporation 338,541
5,830 Synovus Financial Corporation 255,879
1,100 T. Rowe Price Group, Inc. 216,370
4,319 Texas Capital Bancshares, Inc.
f
259,226
2,055 Torchmark Corporation 182,957
4,292 Triumph Bancorp, Inc.
f
429,758
10,843 Truist Financial Corporation 635,942
534 TrustCo Bank Corporation NY 17,072
5,091 Unum Group 127,580
21,819 Wells Fargo & Company 1,012,620
11,934 Western Alliance Bancorp 1,298,658
15,043 Zions Bancorporations NA 931,011
1,061 Zurich Insurance Group AG 433,865
Total 28,234,812
Health Care (5.1%)
1,154 Abbott Laboratories 136,322
4,060 AbbVie, Inc. 437,952
507 Align Technology, Inc.
f
337,373
968 Amedisys, Inc.
f
144,329
3,770 Amgen, Inc. 801,691
2,847 AMN Healthcare Services, Inc.
f
326,693
3,470 Anthem, Inc. 1,293,616
3,719 Baxter International, Inc. 299,119
906 Becton, Dickinson and Company 222,713
1,562 Biogen, Inc.
f
442,030
685 Bio-Techne Corporation 331,931
809 Boston Scientific Corporation
f
35,103
317 Bristol-Myers Squibb Company 18,757
5,213 Centene Corporation
f
324,822
2,517 Cigna Holding Company 503,803
3,883 CVS Health Corporation 329,511
4,243 Danaher Corporation 1,291,739
915 Dexcom, Inc.
f
500,377
7,187 Edwards Lifesciences Corporation
f
813,640
9,518 Gilead Sciences, Inc. 664,832
6,443 GlaxoSmithKline plc ADR 246,187
5,138 Halozyme Therapeutics, Inc.
f
209,014
2,413 HCA Healthcare, Inc. 585,683
2,140 Illumina, Inc.
f
868,005
1,803 InMode, Ltd.
f
287,488
1,502 Insulet Corporation
f
426,914
775 Intuitive Surgical, Inc.
f
770,466
8,935 Ionis Pharmaceuticals, Inc.
f
299,680
Shares Common Stock (37.6%) Value
Health Care (5.1%) - continued
1,941 IQVIA Holding, Inc.
f
$ 464,947
9,889 Johnson & Johnson 1,597,074
15,458 Lantheus Holdings, Inc.
f
396,961
999 LHC Group, Inc.
f
156,753
11,632 Medtronic plc 1,458,071
11,438 Merck & Company, Inc. 859,108
168 Mettler-Toledo International, Inc.
f
231,397
3,390 Novo Nordisk AS ADR 325,474
6,355 NuVasive, Inc.
f
380,347
2,473 Progyny, Inc.
f,g
138,488
167 Regeneron Pharmaceuticals, Inc.
f
101,065
3,166 Stryker Corporation 834,938
8,419 Syneos Health, Inc.
f
736,494
2,266 Teladoc Health, Inc.
f
287,352
2,044 Thermo Fisher Scientific, Inc. 1,167,799
1,742 UnitedHealth Group, Inc. 680,669
1,496 Veeva Systems, Inc.
f
431,102
25,686 Viemed Healthcare, Inc.
f
142,557
2,953 Zimmer Biomet Holdings, Inc. 432,201
5,546 Zoetis, Inc. 1,076,700
Total 24,849,287
Industrials (4.6%)
4,112 Advanced Drainage Systems, Inc. 444,795
1,087 Aerojet Rocketdyne Holdings, Inc. 47,339
4,251 AMETEK, Inc. 527,166
2,908 ASGN, Inc.
f
329,011
14,949 Badger Infrastructure Solution 399,513
120 Boeing Company
f
26,393
2,444 Carlisle Companies, Inc. 485,843
249 Caterpillar, Inc. 47,801
1,378 Chart Industries, Inc.
f
263,350
7,060 Crane Company 669,359
11,951 CSX Corporation 355,423
2,973 Curtiss-Wright Corporation 375,133
13,175 Delta Air Lines, Inc.
f
561,387
18,611 Dun & Bradstreet Holdings, Inc.
f
312,851
2,279 Eaton Corporation plc 340,277
3,513 Emerson Electric Company 330,925
1,014 Fortive Corporation 71,558
3,469 Forward Air Corporation 287,996
4,550 General Dynamics Corporation 891,936
132 Gorman-Rupp Company 4,727
1,250 Greenbrier Companies, Inc.
g
53,737
4,192 Helios Technologies, Inc. 344,205
4,178 Honeywell International, Inc. 886,906
11,574 Howmet Aerospace, Inc. 361,109
1,579 IDEX Corporation 326,774
2,610 Illinois Tool Works, Inc. 539,304
1,167 JetBlue Airways Corporation
f
17,843
10,389 Johnson Controls International plc 707,283
506 Kansas City Southern 136,944
2,421 L3Harris Technologies, Inc. 533,201
2,458 Lincoln Electric Holdings, Inc. 316,566
1,017 Linde plc 298,367
2,079 Lockheed Martin Corporation 717,463
4,090 Manpower, Inc. 442,865
11,507 Meritor, Inc.
f
245,214
1,629 Middleby Corporation
f
277,761
6,886 NAPCO Security Technologies,
Inc.
f
296,649
2,435 Norfolk Southern Corporation 582,574
1,116 Northrop Grumman Corporation 401,927
6,195 Nutrien, Ltd. 401,622
1,823 Old Dominion Freight Line, Inc. 521,342

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (37.6%) Value
Industrials (4.6%) - continued
1,951 Parker-Hannifin Corporation $ 545,539
907 Patrick Industries, Inc. 75,553
4,586 Quanta Services, Inc. 521,979
4,923 Raytheon Technologies
Corporation 423,181
3,127 Regal-Beloit Corporation 470,113
3,339 Smith & Wesson Brands, Inc. 69,318
7,926 Southwest Airlines Company
f
407,634
3,523 Sun Country Airlines Holdings,
Inc.
f
118,161
5,463 Timken Company 357,389
17,726 Uber Technologies, Inc.
f
794,125
4,396 Union Pacific Corporation 861,660
4,363 United Parcel Service, Inc. 794,502
3,658 United Rentals, Inc.
f
1,283,702
13,557 US Ecology, Inc.
f
438,569
347 Waste Management, Inc. 51,828
4,027 WESCO International, Inc.
f
464,394
Total 22,860,086
Information Technology (9.0%)
1,895 Accenture plc 606,248
2,432 Adobe, Inc.
f
1,400,151
1,907 Advanced Energy Industries, Inc. 167,339
983 Advanced Micro Devices, Inc.
f
101,151
5,676 Agilysys, Inc.
f
297,195
214 Akamai Technologies, Inc.
f
22,382
3,525 Alliance Data Systems Corporation 355,637
4,822 Amphenol Corporation 353,115
1,280 ANSYS, Inc.
f
435,776
41,626 Apple, Inc. 5,890,079
3,573 AppLovin Corporation
f,g
258,578
523 Automatic Data Processing, Inc. 104,558
3,885 Axcelis Technologies, Inc.
f
182,712
3,575 BigCommerce Holdings, Inc.
f
181,038
2,300 Bill.com Holdings, Inc.
f
613,985
970 Broadcom, Ltd. 470,382
300 Broadridge Financial Solutions,
Inc. 49,992
7,772 Calix, Inc.
f
384,170
9,665 Ciena Corporation
f
496,298
25,050 Cisco Systems, Inc. 1,363,472
3,982 Computer Services, Inc. 234,938
2,298 Dolby Laboratories, Inc. 202,224
13,002 Dropbox, Inc.
f
379,918
2,125 Enphase Energy, Inc.
f
318,686
173 Euronet Worldwide, Inc.
f
22,019
977 FleetCor Technologies, Inc.
f
255,261
19,066 Gilat Satellite Networks, Ltd. 171,403
8,297 HP, Inc. 227,006
1,790 II-VI, Inc.
f,g
106,254
2,585 Intel Corporation 137,729
1,079 Intuit, Inc. 582,131
410 j2 Global, Inc.
f
56,014
330 Jack Henry & Associates, Inc. 54,140
1,230 KLA-Tencor Corporation 411,447
932 Lam Research Corporation 530,448
876 Littelfuse, Inc. 239,385
1,190 Lumentum Holdings, Inc.
f
99,413
5,633 Mastercard, Inc. 1,958,481
1,579 Microchip Technology, Inc. 242,361
1,133 Micron Technology, Inc. 80,420
29,194 Microsoft Corporation 8,230,372
1,049 Motorola Solutions, Inc. 243,704
6,170 National Instruments Corporation 242,049
Shares Common Stock (37.6%) Value
Information Technology (9.0%) - continued
1,590 NICE, Ltd. ADR
f
$ 451,624
1,173 NortonLifeLock, Inc. 29,677
8,787 NVIDIA Corporation 1,820,315
8,750 ON Semiconductor Corporation
f
400,488
8,027 PayPal Holdings, Inc.
f
2,088,706
9,664 QUALCOMM, Inc. 1,246,463
16,440 Sabre Corporation
f
194,650
4,420 Salesforce.com, Inc.
f
1,198,792
10,775 Samsung Electronics Company,
Ltd. 667,992
1,550 ServiceNow, Inc.
f
964,519
18,227 Sonos, Inc.
f
589,826
6,883 Square, Inc.
f
1,650,819
1,586 SunPower Corporation
f,g
35,970
750 TE Connectivity, Ltd. 102,915
28,385 Telefonaktiebolaget LM Ericsson
ADR 317,912
343 Teradyne, Inc. 37,445
8,704 Texas Instruments, Inc. 1,672,996
38,222 TTM Technologies, Inc.
f
480,451
135 Tyler Technologies, Inc.
f
61,918
1,239 VeriSign, Inc.
f
254,007
1,859 Visa, Inc. 414,092
1,093 VMware, Inc.
f,g
162,529
1,182 Western Digital Corporation
f
66,712
2,742 Workiva, Inc.
f
386,512
1,063 Zoom Video Communications, Inc.
f
277,975
Total 44,335,366
Materials (1.1%)
7,148 Ashland Global Holdings, Inc. 637,030
11,990 Axalta Coating Systems, Ltd.
f
349,988
4,426 Ball Corporation 398,207
8,481 Carpenter Technology Corporation 277,668
10,936 CF Industries Holdings, Inc. 610,448
2,498 Eastman Chemical Company 251,649
11,785 Element Solutions, Inc. 255,499
33,610 Ivanhoe Mines, Ltd.
f
214,938
1,997 LyondellBasell Industries NV 187,418
560 Martin Marietta Materials, Inc. 191,341
4,157 Nucor Corporation 409,423
1,620 Sherwin-Williams Company 453,163
7,305 Steel Dynamics, Inc. 427,196
4,602 UFP Technologies, Inc.
f
283,437
2,236 United States Lime & Minerals, Inc. 270,109
3,157 United States Steel Corporation
g
69,359
Total 5,286,873
Real Estate (1.2%)
3,454 Agree Realty Corporation 228,759
2,128 Alexandria Real Estate Equities,
Inc. 406,597
12,712 American Campus Communities,
Inc. 615,896
1,273 AvalonBay Communities, Inc. 282,148
3,103 Camden Property Trust 457,599
3,298 CBRE Group, Inc.
f
321,093
1,893 Colliers International Group, Inc. 241,755
2,162 Digital Realty Trust, Inc. 312,301
7,038 Duke Realty Corporation 336,909
11,185 Essential Properties Realty Trust,
Inc. 312,285
2,677 Healthcare Realty Trust, Inc. 79,721
21,696 Host Hotels & Resorts, Inc.
f
354,296
11,415 Independence Realty Trust, Inc. 232,295

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (37.6%) Value
Real Estate (1.2%) - continued
1,540 iStar, Inc. $ 38,623
6,048 Lexington Realty Trust 77,112
833 MGIC Investment Corporation 12,462
13,418 National Storage Affiliates Trust 708,336
1,911 Public Storage, Inc. 567,758
3,254 Rayonier, Inc. REIT 116,103
668 Rexford Industrial Realty, Inc. 37,909
Total 5,739,957
Utilities (0.8%)
7,346 Alliant Energy Corporation 411,229
314 American Electric Power
Company, Inc. 25,490
15,022 CenterPoint Energy, Inc. 369,541
1,655 CMS Energy Corporation 98,853
4,657 Duke Energy Corporation 454,477
6,613 Entergy Corporation 656,737
7,243 Exelon Corporation 350,127
503 NextEra Energy Partners, LP
g
37,906
914 NextEra Energy, Inc. 71,767
7,651 NiSource, Inc. 185,384
1,789 NorthWestern Corporation 102,510
1,220 NRG Energy, Inc. 49,813
3,704 Portland General Electric
Company 174,051
7,483 Sempra Energy 946,599
2,466 Spire, Inc. 150,870
Total 4,085,354
Total Common Stock
(cost $127,397,543) 184,995,190
Principal
Amount Long-Term Fixed Income ( 32.3% ) Value
Asset-Backed Securities (1.9%)
510 Asset Backed Trust
$ 200,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
h,i
199,893
200,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
h,i
199,728
522 Funding CLO, Ltd.
225,000
3.988%,  (LIBOR 3M +
3.850%), 10/23/2033, Ser.
2020-6A, Class D
b,h
225,122
Anchorage Capital CLO 21, Ltd.
250,000
2.537%,  (LIBOR 3M +
2.400%), 10/20/2034, Ser.
2021-21A, Class C
b,h
250,000
Arch Street CLO, Ltd.
300,000
3.584%,  (LIBOR 3M +
3.450%), 10/20/2028, Ser.
2016-2A, Class DR2
b,h
299,019
Ares LVII CLO, Ltd.
225,000
4.475%,  (LIBOR 3M +
4.350%), 10/25/2031, Ser.
2020-57A, Class D
b,h
225,176
Babson CLO, Ltd.
300,000
3.034%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,h
294,464
Bardot CLO, Ltd.
450,000
2.015%,  (LIBOR 3M +
1.900%), 10/22/2032, Ser.
2019-2A, Class CR
b,d,h
450,000
Principal
Amount Long-Term Fixed Income (32.3%) Value
Asset-Backed Securities (1.9%) - continued
Cent CLO, LP
$ 500,000
2.425%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,h
$ 500,097
College Ave Student Loans, LLC
139,986
1.736%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
b,h
141,475
Colony American Finance, Ltd.
350,000
2.239%,  3/26/2029, Ser.
2021-RTL1, Class A1
h,i
350,588
Conn's Receivables Funding
15,305
1.710%,  6/16/2025, Ser.
2020-A, Class A
h
15,315
Foundation Finance Trust
53,655
3.300%,  7/15/2033, Ser.
2017-1A, Class A
h
54,281
Goldentree Loan Management US
CLO 8, Ltd.
300,000
2.090%,  (LIBOR 3M +
2.000%), 10/20/2034, Ser.
2020-8A, Class CR
b,h
300,056
Harley Marine Financing, LLC
424,875
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
h
415,270
Longfellow Place CLO, Ltd.
375,000
2.426%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,h
375,011
Madison Park Funding XIV, Ltd.
500,000
1.538%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,h
500,020
Mountain View CLO, Ltd.
460,000
2.476%,  (LIBOR 3M +
2.350%), 10/16/2029, Ser.
2017-1A, Class CR
b,h
459,235
Neuberger Berman CLO, Ltd.
350,000
3.126%,  (LIBOR 3M +
3.000%), 10/15/2029, Ser.
2013-15A, Class DR2
b,h
350,001
OCP CLO, Ltd.
275,000
2.116%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,h
275,000
Octagon Investment Partners 50,
Ltd.
275,000
4.426%,  (LIBOR 3M +
4.300%), 10/15/2033, Ser.
2020-4A, Class D
b,h
275,111
OHA Credit Funding 1, Ltd.
390,000
1.584%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2018-1A, Class A2
b,h
390,038
OZLM IX, Ltd.
425,000
1.684%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,h
425,084
Palmer Square Loan Funding, Ltd.
300,000
2.384%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,h
300,095

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (32.3%) Value
Asset-Backed Securities (1.9%) - continued
Sound Point CLO XXI, Ltd.
$ 800,000
1.575%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,h
$ 800,084
TCI-Flatiron CLO, Ltd.
785,000
2.334%,  (LIBOR 3M +
2.200%), 1/17/2032, Ser.
2016-1A, Class CR2
b,h
786,333
THL Credit Wind River CLO, Ltd.
350,000
2.976%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,h
349,997
Wind River CLO, Ltd.
200,000
2.134%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,h
200,073
Total 9,406,566
Basic Materials (0.5%)
Alcoa Nederland Holding BV
95,000 5.500%,  12/15/2027
h
101,897
Anglo American Capital plc
45,000 2.250%,  3/17/2028
h
44,729
BWAY Holding Company
55,000 5.500%,  4/15/2024
h
55,481
Chemours Company
75,000 5.750%,  11/15/2028
h
78,540
Cleveland-Cliffs, Inc.
60,000 5.875%,  6/1/2027 62,100
40,000 4.625%,  3/1/2029
h
40,850
40,000 4.875%,  3/1/2031
h
41,300
Consolidated Energy Finance SA
70,000 6.875%,  6/15/2025
h
72,450
DuPont de Nemours, Inc.
45,000 4.725%,  11/15/2028 52,917
First Quantum Minerals, Ltd.
120,000 7.500%,  4/1/2025
h
123,100
Freeport-McMoRan, Inc.
90,000 4.125%,  3/1/2028 93,262
90,000 4.250%,  3/1/2030 95,288
Glencore Funding, LLC
67,000 4.000%,  3/27/2027
h
73,682
Hecla Mining Company
25,000 7.250%,  2/15/2028 26,929
Hudbay Minerals, Inc.
70,000 4.500%,  4/1/2026
h
69,300
Ingevity Corporation
100,000 3.875%,  11/1/2028
h
99,750
Kraton Polymers, LLC
90,000 4.250%,  12/15/2025
h
94,050
LYB International Finance III, LLC
63,000 1.250%,  10/1/2025 62,946
Mercer International, Inc.
70,000 5.125%,  2/1/2029 71,488
Mosaic Company
15,000 3.250%,  11/15/2022 15,429
67,000 4.050%,  11/15/2027 75,289
Novelis Corporation
30,000 3.250%,  11/15/2026
h
30,425
40,000 4.750%,  1/30/2030
h
42,108
30,000 3.875%,  8/15/2031
h
29,672
Nutrien, Ltd.
45,000 4.000%,  12/15/2026 50,223
Principal
Amount Long-Term Fixed Income (32.3%) Value
Basic Materials (0.5%) - continued
OCI NV
$ 55,000 4.625%,  10/15/2025
h
$ 57,750
Olin Corporation
115,000 5.125%,  9/15/2027 119,456
SCIH Salt Holdings, Inc.
65,000 4.875%,  5/1/2028
h
65,325
Southern Copper Corporation
90,000 3.875%,  4/23/2025 97,380
SPCM SA
72,000 3.375%,  3/15/2030
h
71,944
SunCoke Energy, Inc.
45,000 4.875%,  6/30/2029
h
44,831
Syngenta Finance NV
89,000 5.182%,  4/24/2028
h
100,002
Unifrax Escrow Issuer Corporation
64,000 5.250%,  9/30/2028
h
64,800
United States Steel Corporation
116,000 6.875%,  3/1/2029 123,681
Venator Finance SARL
70,000 5.750%,  7/15/2025
g,h
66,150
Westlake Chemical Corporation
45,000 3.600%,  8/15/2026 49,408
Xstrata Finance Canada, Ltd.
66,000 4.950%,  11/15/2021
h
66,216
Total 2,530,148
Capital Goods (1.0%)
AECOM
115,000 5.125%,  3/15/2027 127,362
Amsted Industries, Inc.
80,000 5.625%,  7/1/2027
h
83,482
Ardagh Packaging Finance plc
75,000 5.250%,  8/15/2027
h
76,350
Boeing Company
79,000 4.875%,  5/1/2025 87,920
52,000 2.196%,  2/4/2026 52,383
67,000 3.250%,  3/1/2028 70,124
90,000 5.150%,  5/1/2030 105,632
Bombardier, Inc.
20,000 7.125%,  6/15/2026
h
21,000
70,000 7.875%,  4/15/2027
h
72,571
60,000 6.000%,  2/15/2028
h
60,675
Brand Industrial Services, Inc.
35,000 8.500%,  7/15/2025
h
35,131
Builders FirstSource, Inc.
45,000 5.000%,  3/1/2030
h
47,953
BWAY Holding Company
70,000 7.250%,  4/15/2025
h
69,573
Carrier Global Corporation
67,000 2.722%,  2/15/2030 69,316
Caterpillar Financial Services
Corporation
35,000 1.450%,  5/15/2025 35,669
Chart Industries, Inc., Convertible
117,000 1.000%,  11/15/2024
h
381,932
CNH Industrial Capital, LLC
20,000 1.950%,  7/2/2023 20,444
Coinbase Global, Inc.
18,000 3.375%,  10/1/2028
h
17,295
Cornerstone Building Brands, Inc.
90,000 6.125%,  1/15/2029
h
95,668
Covanta Holding Corporation
70,000 6.000%,  1/1/2027 72,564

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (32.3%) Value
Capital Goods (1.0%) - continued
$ 25,000 5.000%,  9/1/2030 $ 25,250
CP Atlas Buyer, Inc.
60,000 7.000%,  12/1/2028
h
60,150
Crown Americas Capital
Corporation IV
80,000 4.500%,  1/15/2023 83,920
Crown Cork & Seal Company, Inc.
50,000 7.375%,  12/15/2026 61,750
General Electric Company
51,000
3.446%,  (LIBOR 3M +
3.330%), 12/15/2021
b,j
49,916
45,000 3.625%,  5/1/2030 50,004
GFL Environmental, Inc.
53,000 4.000%,  8/1/2028
h
52,603
65,000 3.500%,  9/1/2028
h
65,406
H&E Equipment Services, Inc.
120,000 3.875%,  12/15/2028
h
119,532
Howmet Aerospace, Inc.
3,000 6.875%,  5/1/2025 3,510
69,000 3.000%,  1/15/2029 69,593
Huntington Ingalls Industries, Inc.
67,000 4.200%,  5/1/2030 75,624
JELD-WEN, Inc.
80,000 4.625%,  12/15/2025
h
81,226
John Deere Capital Corporation
48,000 2.050%,  1/9/2025 49,885
67,000 1.500%,  3/6/2028 66,560
KBR, Inc., Convertible
205,000 2.500%,  11/1/2023 328,513
Meritage Homes Corporation
67,000 3.875%,  4/15/2029
h
70,350
Meritor, Inc.
50,000 4.500%,  12/15/2028
h
50,125
Nesco Holdings II, Inc.
45,000 5.500%,  4/15/2029
h
46,674
New Enterprise Stone and Lime
Company, Inc.
91,000 5.250%,  7/15/2028
d,h
92,024
Otis Worldwide Corporation
47,000 2.056%,  4/5/2025 48,565
Owens-Brockway Glass Container,
Inc.
60,000 5.875%,  8/15/2023
h
63,450
Pactiv Evergreen Group
55,000 4.375%,  10/15/2028
h
55,206
Parker-Hannifin Corporation
70,000 2.700%,  6/14/2024 73,467
Patrick Industries, Inc., Convertible
78,000 1.000%,  2/1/2023 88,238
PGT Innovations, Inc.
73,000 4.375%,  10/1/2029
h
73,548
Raytheon Technologies
Corporation
45,000 4.125%,  11/16/2028 51,218
Republic Services, Inc.
45,000 3.950%,  5/15/2028 50,766
Roper Technologies, Inc.
33,000 2.350%,  9/15/2024 34,552
Siemens
Financieringsmaatschappij NV
67,000 1.700%,  3/11/2028
h
66,760
SRM Escrow Issuer, LLC
105,000 6.000%,  11/1/2028
h
111,169
Principal
Amount Long-Term Fixed Income (32.3%) Value
Capital Goods (1.0%) - continued
Standard Industries, Inc.
$ 90,000 4.375%,  7/15/2030
h
$ 91,800
Sunpower Corporation,
Convertible
64,000 4.000%,  1/15/2023 78,314
Textron, Inc.
67,000 3.650%,  3/15/2027 73,461
Titan Acquisition, Ltd.
30,000 7.750%,  4/15/2026
h
30,652
TransDigm, Inc.
50,000 6.250%,  3/15/2026
h
52,125
200,000 5.500%,  11/15/2027 205,500
20,000 4.625%,  1/15/2029 19,965
United Rentals North America, Inc.
70,000 4.875%,  1/15/2028 74,007
60,000 4.000%,  7/15/2030 62,250
United Technologies Corporation
68,000 3.950%,  8/16/2025 74,889
Victors Merger Corporation
44,000 6.375%,  5/15/2029
h
42,130
W.W. Grainger, Inc.
30,000 1.850%,  2/15/2025 30,921
Waste Pro USA, Inc.
35,000 5.500%,  2/15/2026
h
35,350
WESCO Distribution, Inc.
100,000 7.250%,  6/15/2028
h
110,750
Total 4,804,712
Collateralized Mortgage Obligations (2.6%)
Banc of America Alternative Loan
Trust
178,638
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 178,759
Banc of America Mortgage
Securities Trust
106,021
2.444%,  9/25/2035, Ser.
2005-H, Class 3A1
b
107,450
41,393
2.912%,  9/25/2035, Ser.
2005-H, Class 2A1
b
41,116
Bear Stearns Adjustable Rate
Mortgage Trust
56,209
1.675%,  1/25/2034, Ser.
2003-8, Class 5A
b
53,353
Bellemeade Re, Ltd.
298,692
1.686%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,h
298,881
Business Jet Securities, LLC
96,511
2.981%,  11/15/2035, Ser.
2020-1A, Class A
h
97,762
CHL Mortgage Pass-Through Trust
189,453
2.759%,  11/20/2035, Ser.
2005-HYB7, Class 6A1
b
175,510
93,196
2.664%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
97,949
306,816
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 229,195
CIM Trust
164,086
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,h
172,314
Citigroup Mortgage Loan Trust,
Inc.
238,878
2.901%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
240,285

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (32.3%) Value
Collateralized Mortgage Obligations (2.6%) -
continued
Countrywide Home Loan
Mortgage Pass Through Trust
$ 109,617
2.580%,  11/25/2035, Ser.
2005-22, Class 2A1
b
$ 105,018
Credit Suisse First Boston
Mortgage Securities Corporation
73,810
5.250%,  10/25/2035, Ser.
2005-9, Class 1A3 75,562
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
170,918
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 174,396
114,384
2.005%,  8/25/2035, Ser.
2005-AR1, Class 2A3
b
114,077
Eagle Re, Ltd.
300,782
1.886%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,h
301,309
Federal Home Loan Mortgage
Corporation
559,950
3.500%,  8/15/2035, Ser.
345, Class C8
k
64,845
Federal Home Loan Mortgage
Corporation - REMIC
479,090
3.000%,  5/15/2027, Ser.
4046, Class GI
k
23,715
467,030
3.500%,  10/15/2032, Ser.
4119, Class KI
k
54,270
627,184
3.000%,  4/15/2033, Ser.
4203, Class DI
k
44,727
Federal National Mortgage
Association - REMIC
604,013
3.000%,  7/25/2027, Ser.
2012-73, Class DI
k
30,332
497,015
3.000%,  7/25/2027, Ser.
2012-74, Class AI
k
22,345
956,691
3.000%,  8/25/2027, Ser.
2012-95, Class HI
k
41,185
1,178,507
3.000%,  11/25/2027, Ser.
2012-121, Class BI
k
71,127
723,935
3.000%,  12/25/2027, Ser.
2012-139, Class DI
k
34,998
360,989
2.500%,  1/25/2028, Ser.
2012-152, Class AI
k
17,606
954,801
3.000%,  1/25/2028, Ser.
2012-147, Class EI
k
46,732
417,775
3.000%,  2/25/2028, Ser.
2013-2, Class GI
k
23,312
1,376,036
3.000%,  3/25/2028, Ser.
2013-18, Class IL
k
66,356
391,484
2.500%,  6/25/2028, Ser.
2013-87, Class IW
k
20,494
591,508
3.000%,  11/25/2031, Ser.
2013-69, Class IO
k
28,461
446,973
3.000%,  2/25/2033, Ser.
2013-1, Class YI
k
44,286
2,835,157
1.500%,  2/25/2036, Ser.
2021-1, Class IY
k
181,862
1,546,667
1.500%,  2/25/2036, Ser.
2021-3, Class UI
k
82,554
Flagstar Mortgage Trust
200,000
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,h
205,750
Principal
Amount Long-Term Fixed Income (32.3%) Value
Collateralized Mortgage Obligations (2.6%) -
continued
Genworth Mortgage Insurance
Corporation
$ 200,000
2.136%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
b,h
$ 201,500
225,000
1.950%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,h
225,556
GMAC Mortgage Corporation
Loan Trust
69,798
3.132%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
68,635
17,024
0.586%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,l
26,540
GMACM Mortgage Loan Trust
30,014
3.725%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
30,599
GSAA Home Equity Trust
76,740
4.536%,  8/25/2034, Ser.
2004-10, Class M2
i
80,309
Homeward Opportunities Fund I
Trust
300,000
5.684%,  11/25/2058, Ser.
2018-2, Class B2
b,h
303,776
IndyMac INDA Mortgage Loan
Trust
589,285
2.886%,  8/25/2036, Ser.
2006-AR1, Class A1
b
556,071
IndyMac INDX Mortgage Loan
Trust
388,691
0.506%,  (LIBOR 1M +
0.420%), 4/25/2046, Ser.
2006-AR2, Class 1A1B
b
373,449
J.P. Morgan Alternative Loan Trust
310,255
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 243,676
Legacy Mortgage Asset Trust
231,347
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
h,i
232,777
Master Asset Securitization Trust
393,370
0.586%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
75,782
Merrill Lynch Mortgage Investors
Trust
254,101
2.989%,  6/25/2035, Ser.
2005-A5, Class M1
b
162,625
Palmer Square Loan Funding, Ltd.
350,000
1.921%,  (LIBOR 3M +
1.750%), 7/20/2029, Ser.
2021-3A, Class B
b,h
350,252
Preston Ridge Partners Mortgage
Trust, LLC
316,708
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,h
317,504
186,299
4.750%,  10/25/2024, Ser.
2019-GS1, Class A2
b,h
187,002
Pretium Mortgage Credit Partners,
LLC
250,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
h,i
249,697
275,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
h,i
274,453

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (32.3%) Value
Collateralized Mortgage Obligations (2.6%) -
continued
Radnor RE, Ltd.
$ 525,000
2.786%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,h
$ 529,294
Residential Accredit Loans, Inc.
Trust
124,593
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 122,528
124,674
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 124,511
108,033
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 105,297
Residential Asset Securitization
Trust
134,184
2.029%,  1/25/2034, Ser.
2004-IP1, Class A1
b
137,958
232,704
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 243,068
Residential Funding Mortgage
Security I Trust
188,604
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 181,587
Silver Hill Trust
154,351
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,h
157,279
Stanwich Mortgage Loan Trust
14,063
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
h,i
14,083
Starwood Mortgage Residential
Trust
250,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,h
256,625
Structured Adjustable Rate
Mortgage Loan Trust
72,271
2.775%,  7/25/2035, Ser.
2005-15, Class 4A1
b
67,758
137,685
3.191%,  9/25/2035, Ser.
2005-18, Class 1A1
b
109,892
Structured Asset Mortgage
Investments, Inc.
254,754
0.706%,  (LIBOR 1M +
0.620%), 12/25/2035, Ser.
2005-AR4, Class A1
b
247,982
Toorak Mortgage Corporation, Ltd.
300,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
h,i
301,379
Vericrest Opportunity Loan
Transferee
200,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
h,i
200,122
250,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
h,i
250,072
350,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
h,i
349,789
200,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
h,i
199,833
250,000
4.949%,  4/25/2051, Ser.
2021-NPL7, Class A2
h,i
249,974
350,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
h,i
349,763
Wachovia Asset Securitization, Inc.
172,152
0.226%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
b,h,l
164,960
Principal
Amount Long-Term Fixed Income (32.3%) Value
Collateralized Mortgage Obligations (2.6%) -
continued
Wells Fargo Home Equity Trust
$ 160,200
0.836%,  (LIBOR 1M +
0.750%), 4/25/2034, Ser.
2004-1, Class M1
b
$ 157,986
ZH Trust Revolving Single Family
Home Notes
290,000
3.262%,  2/18/2027, Ser.
2021-1, Class B
h
290,093
225,000
3.506%,  10/17/2027, Ser.
2021-2, Class B
d,h
224,999
Total 12,564,928
Commercial Mortgage-Backed Securities
(<0.1%)
BFLD Trust
225,000
1.784%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,h
226,396
Total 226,396
Communications Services (1.4%)
Altice France SA
30,000 8.125%,  2/1/2027
h
32,280
25,000 5.500%,  1/15/2028
h
25,418
75,000 5.125%,  7/15/2029
h
73,536
AMC Networks, Inc.
85,000 4.250%,  2/15/2029 84,575
American Tower Corporation
50,000 3.375%,  5/15/2024 53,268
90,000 4.400%,  2/15/2026 100,538
44,000 1.450%,  9/15/2026 43,795
67,000 3.800%,  8/15/2029 74,296
AT&T, Inc.
92,000 4.450%,  4/1/2024 99,682
90,000 1.700%,  3/25/2026 91,114
67,000 4.300%,  2/15/2030 76,888
Cable One, Inc., Convertible
219,000 1.125%,  3/15/2028
h
222,204
CCO Holdings, LLC
62,000 5.500%,  5/1/2026
h
63,939
75,000 5.125%,  5/1/2027
h
78,098
90,000 4.250%,  1/15/2034
h
89,156
Cengage Learning, Inc.
100,000 9.500%,  6/15/2024
h
102,334
Charter Communications
Operating, LLC
50,000 4.500%,  2/1/2024 54,095
78,000 4.908%,  7/23/2025 87,721
67,000 5.050%,  3/30/2029 78,449
Clear Channel Worldwide
Holdings, Inc.
85,000 7.750%,  4/15/2028
h
89,462
Comcast Corporation
39,000 3.700%,  4/15/2024 41,945
39,000 3.950%,  10/15/2025 43,263
54,000 2.350%,  1/15/2027 56,639
112,000 3.400%,  4/1/2030 123,350
Consolidated Communications,
Inc.
40,000 5.000%,  10/1/2028
h
41,300
Crown Castle International
Corporation
45,000 3.800%,  2/15/2028 49,485

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (32.3%) Value
Communications Services (1.4%) - continued
CSC Holdings, LLC
$ 130,000 5.375%,  2/1/2028
h
$ 135,850
95,000 4.125%,  12/1/2030
h
93,219
Cumulus Media New Holdings,
Inc.
60,000 6.750%,  7/1/2026
h
62,100
Deutsche Telekom International
Finance BV
34,000 2.485%,  9/19/2023
h
35,182
DIRECTV Holdings, LLC
25,000 5.875%,  8/15/2027
h
26,094
Discovery Communications, LLC
45,000 2.950%,  3/20/2023 46,553
DISH DBS Corporation
60,000 7.375%,  7/1/2028 63,628
Entercom Media Corporation
60,000 6.500%,  5/1/2027
h
61,370
Fox Corporation
76,000 4.030%,  1/25/2024 81,543
45,000 4.709%,  1/25/2029 52,422
Front Range BidCo, Inc.
100,000 4.000%,  3/1/2027
h
99,523
60,000 6.125%,  3/1/2028
h
60,827
Frontier Communications
Corporation
60,000 5.875%,  10/15/2027
h
63,750
GCI, LLC
70,000 4.750%,  10/15/2028
h
73,486
Gray Television, Inc.
65,000 4.750%,  10/15/2030
h
63,863
Hughes Satellite Systems
Corporation
40,000 6.625%,  8/1/2026 45,481
iHeartCommunications, Inc.
70,000 4.750%,  1/15/2028
h
72,135
LCPR Senior Secured Financing
DAC
60,000 6.750%,  10/15/2027
h
63,600
Level 3 Financing, Inc.
90,000 4.625%,  9/15/2027
h
92,592
100,000 4.250%,  7/1/2028
h
100,773
Liberty Interactive, LLC,
Convertible
118,000 3.500%,  1/15/2031 144,828
Ligado Networks, LLC
37,833
0.000%,PIK 15.500%,
11/1/2023
h,m
36,698
NBN Company, Ltd.
82,000 2.625%,  5/5/2031
h
83,192
Netflix, Inc.
34,000 5.875%,  2/15/2025 38,751
175,000 4.875%,  4/15/2028 201,688
45,000 5.875%,  11/15/2028 55,143
Nexstar Escrow Corporation
100,000 5.625%,  7/15/2027
h
105,798
NTT Finance Corporation
54,000 1.162%,  4/3/2026
h
53,691
Omnicom Group, Inc.
67,000 4.200%,  6/1/2030 76,605
Radiate Holdco, LLC
40,000 6.500%,  9/15/2028
h
40,786
Scripps Escrow II, Inc.
35,000 5.375%,  1/15/2031
h
34,410
Principal
Amount Long-Term Fixed Income (32.3%) Value
Communications Services (1.4%) - continued
Scripps Escrow, Inc.
$ 45,000 5.875%,  7/15/2027
h
$ 46,181
SFR Group SA
70,000 7.375%,  5/1/2026
h
72,632
Sinclair Television Group, Inc.
100,000 5.500%,  3/1/2030
h
99,190
Sirius XM Radio, Inc.
60,000 5.000%,  8/1/2027
h
62,700
50,000 4.000%,  7/15/2028
h
50,844
35,000 4.125%,  7/1/2030
h
35,162
Sprint Capital Corporation
179,000 6.875%,  11/15/2028 229,120
75,000 8.750%,  3/15/2032 112,040
Sprint Corporation
230,000 7.625%,  2/15/2025 268,865
Telesat Canada
35,000 4.875%,  6/1/2027
h
32,200
15,000 6.500%,  10/15/2027
h
13,001
Terrier Media Buyer, Inc.
50,000 8.875%,  12/15/2027
h
52,869
T-Mobile USA, Inc.
59,000 3.500%,  4/15/2025 63,561
89,000 3.875%,  4/15/2030 98,270
30,000 2.875%,  2/15/2031 30,255
United States Cellular Corporation
60,000 6.700%,  12/15/2033 74,365
Uniti Fiber Holdings, Inc.,
Convertible
60,000 4.000%,  6/15/2024
h
74,363
Uniti Group, LP
25,000 4.750%,  4/15/2028
h
25,531
55,000 6.500%,  2/15/2029
h
56,577
Univision Communications, Inc.
55,000 6.625%,  6/1/2027
h
59,744
VeriSign, Inc.
60,000 4.750%,  7/15/2027 63,114
Verizon Communications, Inc.
90,000 2.100%,  3/22/2028 91,358
67,000 3.150%,  3/22/2030 71,654
44,000 2.550%,  3/21/2031 44,541
105,000 2.355%,  3/15/2032
h
103,839
Viacom, Inc.
44,000 5.875%,  2/28/2057
b
44,552
Viasat, Inc.
100,000 5.625%,  9/15/2025
h
101,343
Vodafone Group plc
62,000 7.000%,  4/4/2079
b
75,842
VTR Finance NV
50,000 6.375%,  7/15/2028
h
53,875
Walt Disney Company
45,000 3.800%,  3/22/2030 51,145
Ziggo BV
110,000 5.500%,  1/15/2027
h
113,713
35,000 4.875%,  1/15/2030
h
36,094
Total 6,650,951
Consumer Cyclical (1.8%)
1011778 B.C., ULC
110,000 4.375%,  1/15/2028
h
111,673
Allen Media, LLC
45,000 10.500%,  2/15/2028
h
46,215
Allied Universal Holdco, LLC
35,000 6.625%,  7/15/2026
h
37,005

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (32.3%) Value
Consumer Cyclical (1.8%) - continued
$ 100,000 4.625%,  6/1/2028
h
$ 99,845
35,000 6.000%,  6/1/2029
h
34,538
Allison Transmission, Inc.
100,000 3.750%,  1/30/2031
h
97,250
Amazon.com, Inc.
90,000 1.650%,  5/12/2028 90,723
45,000 1.500%,  6/3/2030 43,766
American Axle & Manufacturing,
Inc.
110,000 6.500%,  4/1/2027
g
114,675
American Honda Finance
Corporation
35,000 1.200%,  7/8/2025 35,191
Ashton Woods USA, LLC
45,000 4.625%,  8/1/2029
h
45,438
Best Buy Company, Inc.
45,000 1.950%,  10/1/2030 43,817
Bloomin' Brands, Inc., Convertible
66,000 5.000%,  5/1/2025 149,062
Boyd Gaming Corporation
65,000 4.750%,  6/15/2031
h
67,031
Boyne USA, Inc.
50,000 4.750%,  5/15/2029
h
51,625
Brookfield Residential Properties,
Inc.
75,000 6.250%,  9/15/2027
h
78,845
75,000 5.000%,  6/15/2029
h
76,691
Burlington Stores, Inc., Convertible
201,000 2.250%,  4/15/2025 291,952
Caesars Entertainment, Inc.
35,000 8.125%,  7/1/2027
h
39,348
73,000 4.625%,  10/15/2029
h
73,912
Carnival Corporation
12,000 11.500%,  4/1/2023
h
13,395
20,000 7.625%,  3/1/2026
h
21,350
105,000 5.750%,  3/1/2027
h
108,544
75,000 4.000%,  8/1/2028
h
75,750
Cedar Fair, LP
90,000 5.250%,  7/15/2029 92,250
Churchill Downs, Inc.
45,000 4.750%,  1/15/2028
h
47,081
Cinemark USA, Inc.
35,000 5.875%,  3/15/2026
h
35,350
Clarios Global, LP
35,000 8.500%,  5/15/2027
h
37,231
Colt Merger Sub, Inc.
105,000 6.250%,  7/1/2025
h
110,540
D.R. Horton, Inc.
16,000 2.600%,  10/15/2025 16,794
Daimler Finance North America,
LLC
68,000 1.450%,  3/2/2026
h
68,304
Dana, Inc.
75,000 5.625%,  6/15/2028 80,764
Darden Restaurants, Inc.
90,000 3.850%,  5/1/2027 99,836
Dick's Sporting Goods Inc.,
Convertible
86,000 3.250%,  4/15/2025 315,459
Empire Communities Corporation
70,000 7.000%,  12/15/2025
h
73,150
Expedia Group, Inc.
67,000 4.625%,  8/1/2027 75,957
Principal
Amount Long-Term Fixed Income (32.3%) Value
Consumer Cyclical (1.8%) - continued
$ 67,000 3.250%,  2/15/2030 $ 69,292
Expedia Group, Inc., Convertible
96,000 Zero Coupon,  2/15/2026
h
103,646
Ford Motor Company
40,000 9.000%,  4/22/2025 48,101
20,000 9.625%,  4/22/2030 28,309
75,000 7.450%,  7/16/2031 97,864
Ford Motor Company, Convertible
357,000 Zero Coupon,  3/15/2026
h
384,891
Ford Motor Credit Company, LLC
215,000 4.063%,  11/1/2024 226,070
190,000 4.134%,  8/4/2025 200,925
Forestar Group, Inc.
45,000 3.850%,  5/15/2026
h
44,944
Gap, Inc.
22,000 3.625%,  10/1/2029
h
22,055
General Motors Company
46,000 5.400%,  10/2/2023 50,166
31,000 6.125%,  10/1/2025 36,322
67,000 6.800%,  10/1/2027 83,678
General Motors Financial
Company, Inc.
43,000 3.150%,  6/30/2022 43,773
68,000 3.950%,  4/13/2024 72,675
48,000 2.900%,  2/26/2025 50,360
35,000 2.750%,  6/20/2025 36,593
45,000 2.700%,  6/10/2031 44,862
Goodyear Tire & Rubber Company
45,000 5.000%,  7/15/2029
h
47,756
35,000 5.250%,  7/15/2031
h
37,275
Guitar Center Escrow Issuer II, Inc.
22,000 8.500%,  1/15/2026
h
23,595
Hanesbrands, Inc.
64,000 4.875%,  5/15/2026
h
69,312
Harley-Davidson Financial
Services, Inc.
52,000 4.050%,  2/4/2022
h
52,631
Herc Holdings, Inc.
60,000 5.500%,  7/15/2027
h
62,953
Hilton Domestic Operating
Company, Inc.
120,000 4.875%,  1/15/2030 128,731
Hilton Grand Vacations Borrower
Escrow, LLC
90,000 5.000%,  6/1/2029
h
91,800
Hyundai Capital America
35,000 1.800%,  10/15/2025
h
35,343
67,000 3.000%,  2/10/2027
h
70,467
45,000 2.100%,  9/15/2028
h
44,349
International Game Technology plc
85,000 5.250%,  1/15/2029
h
90,845
KB Home
60,000 4.800%,  11/15/2029 65,400
Kohl's Corporation
67,000 3.375%,  5/1/2031 68,948
L Brands, Inc.
110,000 6.625%,  10/1/2030
h
124,850
20,000 6.875%,  11/1/2035 25,100
Landry's, Inc.
80,000 6.750%,  10/15/2024
h
80,104
Lennar Corporation
20,000 4.125%,  1/15/2022 20,000
48,000 4.875%,  12/15/2023 51,781

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (32.3%) Value
Consumer Cyclical (1.8%) - continued
$ 14,000 5.875%,  11/15/2024 $ 15,747
34,000 4.750%,  5/30/2025 37,882
Lowe's Companies, Inc.
68,000 4.000%,  4/15/2025 74,515
89,000 4.500%,  4/15/2030 104,329
Macy's Retail Holdings, LLC
65,000 5.875%,  4/1/2029
h
70,718
Magic MergerCo, Inc.
105,000 5.250%,  5/1/2028
h
108,308
Marriott International, Inc.
69,000 3.750%,  10/1/2025 74,181
67,000 4.625%,  6/15/2030 76,545
Mattamy Group Corporation
100,000 5.250%,  12/15/2027
h
104,500
McDonald's Corporation
134,000 3.800%,  4/1/2028 149,760
MGM Resorts International
122,000 5.750%,  6/15/2025 132,980
Nissan Motor Company, Ltd.
54,000 3.043%,  9/15/2023
h
56,174
O'Reilly Automotive, Inc.
67,000 3.900%,  6/1/2029 75,069
Penn National Gaming, Inc.
70,000 4.125%,  7/1/2029
h
69,188
PetSmart, Inc.
90,000 4.750%,  2/15/2028
h
92,475
50,000 7.750%,  2/15/2029
h
54,563
Prime Security Services Borrower,
LLC
165,000 5.750%,  4/15/2026
h
178,490
Procter & Gamble Company
45,000 1.200%,  10/29/2030 42,809
Real Hero Merger Sub 2, Inc.
50,000 6.250%,  2/1/2029
h
51,875
Realogy Group, LLC
90,000 5.750%,  1/15/2029
h
93,353
Rite Aid Corporation
80,000 7.500%,  7/1/2025
h
79,982
Ross Stores, Inc.
45,000 1.875%,  4/15/2031 43,423
Royal Caribbean Cruises, Ltd.
100,000 9.125%,  6/15/2023
h
108,681
90,000 4.250%,  7/1/2026
h
88,160
35,000 5.500%,  4/1/2028
h
35,798
Scientific Games International, Inc.
100,000 5.000%,  10/15/2025
h
102,875
80,000 7.250%,  11/15/2029
h
89,891
SeaWorld Parks and
Entertainment, Inc.
45,000 5.250%,  8/15/2029
h
46,041
Six Flags Theme Parks, Inc.
50,000 7.000%,  7/1/2025
h
53,250
Staples, Inc.
105,000 7.500%,  4/15/2026
h
106,494
Target Corporation
45,000 2.350%,  2/15/2030 46,576
Tenneco, Inc.
85,000 5.000%,  7/15/2026
g
83,716
Toll Brothers Finance Corporation
68,000 5.875%,  2/15/2022 68,255
67,000 4.350%,  2/15/2028 73,365
Toyota Motor Credit Corporation
67,000 1.900%,  4/6/2028 67,883
Principal
Amount Long-Term Fixed Income (32.3%) Value
Consumer Cyclical (1.8%) - continued
Uber Technologies, Inc.
$ 50,000 6.250%,  1/15/2028
h
$ 53,625
Vista Outdoor, Inc.
80,000 4.500%,  3/15/2029
h
81,126
Volkswagen Group of America
Finance, LLC
62,000 4.250%,  11/13/2023
h
66,499
17,000 3.350%,  5/13/2025
h
18,175
Wabash National Corporation
73,000 4.500%,  10/15/2028
d,h
72,909
Wyndham Destinations, Inc.
60,000 6.625%,  7/31/2026
h
68,326
Wyndham Hotels & Resorts, Inc.
35,000 4.375%,  8/15/2028
h
36,538
Yum! Brands, Inc.
90,000 4.750%,  1/15/2030
h
97,544
ZF North America Capital, Inc.
50,000 4.750%,  4/29/2025
h
54,000
Total 9,042,716
Consumer Non-Cyclical (1.8%)
Abbott Laboratories
90,000 3.875%,  9/15/2025 99,593
AbbVie, Inc.
44,000 2.900%,  11/6/2022 45,189
68,000 2.300%,  11/21/2022 69,402
35,000 2.800%,  3/15/2023 36,009
141,000 3.600%,  5/14/2025 152,527
90,000 3.200%,  11/21/2029 96,976
Agilent Technologies, Inc.
45,000 2.300%,  3/12/2031 45,046
Albertson's Companies, Inc.
98,000 3.500%,  3/15/2029
h
97,802
50,000 4.875%,  2/15/2030
h
53,875
Altria Group, Inc.
60,000 4.400%,  2/14/2026 67,389
45,000 4.800%,  2/14/2029 51,713
Amgen, Inc.
67,000 2.450%,  2/21/2030 68,426
Anheuser-Busch Companies, LLC
35,000 3.650%,  2/1/2026 38,389
Anheuser-Busch InBev Worldwide,
Inc.
90,000 4.750%,  1/23/2029 105,955
Anthem, Inc.
79,000 2.375%,  1/15/2025 82,297
67,000 2.550%,  3/15/2031 68,861
Astrazeneca Finance, LLC
90,000 1.750%,  5/28/2028 90,523
AstraZeneca plc
90,000 0.700%,  4/8/2026 88,111
BAT Capital Corporation
56,000 3.222%,  8/15/2024 59,366
BAT International Finance plc
35,000 1.668%,  3/25/2026 35,019
Bausch Health Companies, Inc.
110,000 5.000%,  2/15/2029
h
102,437
Becton, Dickinson and Company
67,000 2.823%,  5/20/2030 70,204
Boston Scientific Corporation
70,000 3.450%,  3/1/2024 74,312
Bristol-Myers Squibb Company
90,000 3.200%,  6/15/2026 98,123

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (32.3%) Value
Consumer Non-Cyclical (1.8%) - continued
$ 68,000 3.900%,  2/20/2028 $ 76,878
Bunge, Ltd. Finance Corporation
89,000 2.750%,  5/14/2031 90,179
Centene Corporation
85,000 4.250%,  12/15/2027 88,965
20,000 4.625%,  12/15/2029 21,796
249,000 3.000%,  10/15/2030 255,225
Central Garden & Pet Company
80,000 4.125%,  10/15/2030 81,800
Cigna Corporation
75,000 4.125%,  11/15/2025 83,346
Community Health Systems, Inc.
35,000 5.625%,  3/15/2027
h
36,650
50,000 6.000%,  1/15/2029
h
53,000
90,000 6.875%,  4/15/2029
h
90,211
Conagra Brands, Inc.
37,000 4.300%,  5/1/2024 40,110
Constellation Brands, Inc.
90,000 3.150%,  8/1/2029 96,242
CVS Health Corporation
70,000 4.100%,  3/25/2025 76,798
35,000 4.300%,  3/25/2028 39,923
DaVita, Inc.
105,000 4.625%,  6/1/2030
h
108,004
Diageo Capital plc
42,000 1.375%,  9/29/2025 42,475
Edgewell Personal Care Company
50,000 5.500%,  6/1/2028
h
52,806
Encompass Health Corporation
110,000 4.500%,  2/1/2028 113,575
Endo Finance, LLC
35,000 9.500%,  7/31/2027
g,h
35,078
Energizer Holdings, Inc.
85,000 4.375%,  3/31/2029
h
84,358
Estee Lauder Companies, Inc.
45,000 1.950%,  3/15/2031 44,887
General Mills, Inc.
45,000 4.200%,  4/17/2028 51,276
Gilead Sciences, Inc.
67,000 2.950%,  3/1/2027 72,009
H. J. Heinz Company
30,000 5.200%,  7/15/2045 37,576
HCA, Inc.
245,000 5.375%,  2/1/2025 273,787
112,000 5.250%,  6/15/2026 128,522
HLF Financing Sarl, LLC
95,000 4.875%,  6/1/2029
h
95,000
Humana, Inc.
45,000 2.150%,  2/3/2032 43,959
Illumina, Inc.
40,000 9.000%,  7/1/2028
h
44,100
Imperial Brands Finance plc
34,000 3.125%,  7/26/2024
h
35,774
Ionis Pharmaceuticals, Inc.,
Convertible
63,000 0.125%,  12/15/2024 57,449
Jazz Investments I, Ltd.,
Convertible
232,000 2.000%,  6/15/2026 267,815
JBS USA Food Company
10,000 5.750%,  1/15/2028
h
10,500
JBS USA, LLC
25,000 6.500%,  4/15/2029
h
27,938
Principal
Amount Long-Term Fixed Income (32.3%) Value
Consumer Non-Cyclical (1.8%) - continued
$ 110,000 5.500%,  1/15/2030
h
$ 122,344
Keurig Dr Pepper, Inc.
90,000 2.250%,  3/15/2031 90,141
Kraft Foods Group, Inc.
120,000 5.000%,  6/4/2042 147,161
Kraft Heinz Foods Company
67,000 3.875%,  5/15/2027 73,158
75,000 4.625%,  1/30/2029 85,622
140,000 3.750%,  4/1/2030 152,545
50,000 4.250%,  3/1/2031 56,526
Kroger Company
45,000 4.500%,  1/15/2029 52,702
Mattel, Inc.
95,000 3.375%,  4/1/2026
h
97,955
McKesson Corporation
35,000 0.900%,  12/3/2025 34,444
68,000 1.300%,  8/15/2026 67,438
Molina Healthcare, Inc.
90,000 4.375%,  6/15/2028
h
93,634
Mozart Debt Merger Sub, Inc.
123,000 3.875%,  4/1/2029
d,h
123,000
92,000 5.250%,  10/1/2029
d,h
93,610
MPH Acquisition Holdings, LLC
67,000 5.750%,  11/1/2028
h
63,113
Mylan, Inc.
34,000 4.200%,  11/29/2023 36,231
Novartis Capital Corporation
30,000 1.750%,  2/14/2025 30,833
117,000 3.000%,  11/20/2025 126,356
Ortho-Clinical Diagnostics, Inc.
50,000 7.250%,  2/1/2028
h
53,506
Par Pharmaceutical, Inc.
75,000 7.500%,  4/1/2027
h
76,406
PepsiCo, Inc.
67,000 1.625%,  5/1/2030 65,641
Philip Morris International, Inc.
97,000 1.500%,  5/1/2025 98,429
Pilgrim's Pride Corporation
65,000 3.500%,  3/1/2032
h
66,097
QBE Insurance Group, Ltd.
84,000 5.875%,  5/12/2025
b,h,j
93,660
Royalty Pharma plc
105,000 1.200%,  9/2/2025 104,319
Scotts Miracle-Gro Company
100,000 4.500%,  10/15/2029 104,500
SEG Holding, LLC
100,000 5.625%,  10/15/2028
h
104,250
Simmons Foods, Inc.
85,000 4.625%,  3/1/2029
h
85,638
Spectrum Brands, Inc.
50,000 5.000%,  10/1/2029
h
53,750
40,000 5.500%,  7/15/2030
h
44,300
Stryker Corporation
45,000 3.650%,  3/7/2028 49,939
Syneos Health, Inc.
80,000 3.625%,  1/15/2029
h
79,776
Sysco Corporation
65,000 5.650%,  4/1/2025 74,759
45,000 5.950%,  4/1/2030 57,240
Teleflex, Inc.
120,000 4.625%,  11/15/2027 125,100
Tenet Healthcare Corporation
25,000 4.625%,  7/15/2024 25,375

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (32.3%) Value
Consumer Non-Cyclical (1.8%) - continued
$ 170,000 5.125%,  11/1/2027
h
$ 177,225
35,000 6.125%,  10/1/2028
h
36,767
Teva Pharmaceutical Finance
Netherlands III BV
55,000 2.800%,  7/21/2023 54,672
55,000 3.150%,  10/1/2026 52,663
Thermo Fisher Scientific, Inc.
31,000 4.133%,  3/25/2025 34,106
45,000 1.750%,  10/15/2028 44,846
45,000 4.497%,  3/25/2030 53,248
TreeHouse Foods, Inc.
35,000 4.000%,  9/1/2028 34,253
United Natural Foods, Inc.
70,000 6.750%,  10/15/2028
h
75,775
UnitedHealth Group, Inc.
112,000 3.850%,  6/15/2028 126,715
Universal Health Services, Inc.
68,000 1.650%,  9/1/2026
h
67,601
22,000 2.650%,  1/15/2032
h
21,785
Upjohn, Inc.
35,000 1.650%,  6/22/2025
h
35,350
VRX Escrow Corporation
203,000 6.125%,  4/15/2025
h
207,192
Winnebago Industries, Inc.,
Convertible
173,000 1.500%,  4/1/2025 229,107
Zoetis, Inc.
52,000 3.250%,  2/1/2023 53,588
68,000 3.900%,  8/20/2028 76,413
Total 8,846,359
Energy (1.5%)
Antero Resources Corporation
80,000 5.375%,  3/1/2030
h
84,252
Apache Corporation
35,000 4.875%,  11/15/2027 38,168
70,000 4.375%,  10/15/2028 75,687
35,000 5.100%,  9/1/2040 39,199
Archrock Partners, LP
80,000 6.250%,  4/1/2028
h
82,738
BP Capital Markets America, Inc.
107,000 4.234%,  11/6/2028 122,719
BP Capital Markets plc
84,000 4.875%,  3/22/2030
b,j
92,338
Buckeye Partners, LP
80,000 4.125%,  3/1/2025
h
82,901
40,000 3.950%,  12/1/2026 40,800
Canadian Natural Resources, Ltd.
113,000 2.050%,  7/15/2025 115,694
Cenovus Energy, Inc.
146,000 5.375%,  7/15/2025 166,302
Cheniere Corpus Christi Holdings,
LLC
92,000 5.875%,  3/31/2025 103,926
Cheniere Energy Partners, LP
65,000 4.500%,  10/1/2029 69,103
71,000 3.250%,  1/31/2032
h
71,234
Cheniere Energy, Inc., Convertible
34,000 4.250%,  3/15/2045 29,170
Chevron Corporation
34,000 1.554%,  5/11/2025 34,763
Cimarex Energy Company
90,000 4.375%,  6/1/2024 97,049
Principal
Amount Long-Term Fixed Income (32.3%) Value
Energy (1.5%) - continued
CNX Resources Corporation
$ 45,000 6.000%,  1/15/2029
h
$ 47,587
CNX Resources Corporation,
Convertible
145,000 2.250%,  5/1/2026 180,525
Comstock Resources, Inc.
55,000 5.875%,  1/15/2030
h
57,200
Continental Resources, Inc.
107,000 4.375%,  1/15/2028 118,369
50,000 5.750%,  1/15/2031
h
60,437
Devon Energy Corporation
60,000 5.250%,  9/15/2024
h
66,459
89,000 4.500%,  1/15/2030
h
97,000
Diamondback Energy, Inc.
34,000 2.875%,  12/1/2024 35,700
22,000 3.125%,  3/24/2031 22,844
DT Midstream, Inc.
70,000 4.125%,  6/15/2029
h
70,984
25,000 4.375%,  6/15/2031
h
25,750
Enagas SA
105,000 5.500%,  1/15/2028
h
107,494
Enbridge, Inc.
45,000 3.700%,  7/15/2027 49,460
267,000 6.250%,  3/1/2078
b
297,570
Encana Corporation
40,000 6.625%,  8/15/2037 54,858
Endeavor Energy Resources, LP
60,000 5.750%,  1/30/2028
h
63,150
Energean Israel Finance, Ltd.
70,000 4.500%,  3/30/2024
h
71,400
Energy Transfer Operating, LP
41,000 4.200%,  9/15/2023 43,547
126,000 5.875%,  1/15/2024 138,477
67,000 3.750%,  5/15/2030 72,398
Energy Transfer, LP
80,000 6.625%,  2/15/2028
b,j
77,800
EnLink Midstream Partners, LP
70,000 4.850%,  7/15/2026 73,479
30,000 5.600%,  4/1/2044 28,650
Enterprise Products Operating,
LLC
45,000 4.150%,  10/16/2028 51,195
EQM Midstream Partners, LP
100,000 6.500%,  7/1/2027
h
112,475
EQT Corporation
25,000 3.125%,  5/15/2026
h
25,628
95,000 3.900%,  10/1/2027 102,812
EQT Corporation, Convertible
179,000 1.750%,  5/1/2026 282,193
Equinor ASA
31,000 2.875%,  4/6/2025 32,914
Exxon Mobil Corporation
90,000 2.992%,  3/19/2025 96,013
Genesis Energy, LP
40,000 6.500%,  10/1/2025 39,800
25,000 8.000%,  1/15/2027 25,312
Halliburton Company
45,000 2.920%,  3/1/2030 46,539
Harvest Midstream, LP
85,000 7.500%,  9/1/2028
h
90,538
Hess Corporation
38,000 3.500%,  7/15/2024 40,190

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (32.3%) Value
Energy (1.5%) - continued
Hess Midstream Operations, LP
$ 60,000 5.625%,  2/15/2026
h
$ 62,250
Hilcorp Energy I, LP
70,000 5.750%,  2/1/2029
h
71,925
ITT Holdings, LLC
65,000 6.500%,  8/1/2029
h
65,569
Kinder Morgan Energy Partners,
LP
68,000 3.450%,  2/15/2023 70,326
Laredo Petroleum, Inc.
110,000 7.750%,  7/31/2029
h
110,275
Marathon Oil Corporation
45,000 4.400%,  7/15/2027 50,548
Marathon Petroleum Corporation
125,000 4.700%,  5/1/2025 139,531
MPLX, LP
113,000 1.750%,  3/1/2026 113,696
Murphy Oil Corporation
50,000 5.875%,  12/1/2027 52,038
Nabors Industries, Ltd.
85,000 7.250%,  1/15/2026
h
82,671
National Fuel Gas Company
90,000 5.500%,  1/15/2026 103,666
Newfield Exploration Company
128,000 5.625%,  7/1/2024 141,932
44,000 5.375%,  1/1/2026 49,749
NGL Energy Operating, LLC
50,000 7.500%,  2/1/2026
h
50,938
NGL Energy Partners, LP
50,000 7.500%,  11/1/2023 48,592
NuStar Logistics, LP
90,000 5.750%,  10/1/2025 96,975
Oasis Petroleum, Inc.
55,000 6.375%,  6/1/2026
h
57,613
Occidental Petroleum Corporation
60,000 3.450%,  7/15/2024 61,350
60,000 3.400%,  4/15/2026 61,538
25,000 8.500%,  7/15/2027 31,311
135,000 3.500%,  8/15/2029 137,311
50,000 6.450%,  9/15/2036 62,906
120,000 4.400%,  4/15/2046 119,682
ONEOK, Inc.
68,000 2.200%,  9/15/2025 69,472
Ovintiv, Inc.
30,000 7.375%,  11/1/2031 40,694
PBF Holding Company, LLC
40,000 9.250%,  5/15/2025
h
37,900
Pioneer Natural Resources
Company
68,000 1.900%,  8/15/2030 65,062
Pioneer Natural Resources
Company, Convertible
94,000 0.250%,  5/15/2025 151,716
Plains All American Pipeline, LP
111,000 4.650%,  10/15/2025 123,008
Precision Drilling Corporation
60,000 6.875%,  1/15/2029
h
62,667
Sabine Pass Liquefaction, LLC
67,000 4.200%,  3/15/2028 74,805
Schlumberger Finance Canada,
Ltd.
35,000 1.400%,  9/17/2025 35,372
Principal
Amount Long-Term Fixed Income (32.3%) Value
Energy (1.5%) - continued
Schlumberger Holdings
Corporation
$ 29,000 4.300%,  5/1/2029
h
$ 32,816
Shell International Finance BV
31,000 2.375%,  4/6/2025 32,417
SM Energy Company
35,000 6.500%,  7/15/2028
g
36,236
Southwestern Energy Company
45,000 5.375%,  2/1/2029
h
48,141
Suncor Energy, Inc.
34,000 3.100%,  5/15/2025 36,204
Sunoco, LP
90,000 5.875%,  3/15/2028 94,950
Targa Resources Partners, LP
40,000 5.375%,  2/1/2027 41,448
50,000 5.000%,  1/15/2028 52,500
20,000 4.875%,  2/1/2031 21,575
Teine Energy, Ltd.
50,000 6.875%,  4/15/2029
h
50,750
Transocean Proteus, Ltd.
27,500 6.250%,  12/1/2024
h
27,500
Transocean, Inc.
50,000 11.500%,  1/30/2027
h
51,500
USA Compression Partners, LP
40,000 6.875%,  4/1/2026 41,648
Venture Global Calcasieu Pass,
LLC
67,000 3.875%,  8/15/2029
h
69,013
40,000 4.125%,  8/15/2031
h
41,700
Vine Energy Holdings, LLC
45,000 6.750%,  4/15/2029
h
48,572
W&T Offshore, Inc.
29,000 9.750%,  11/1/2023
h
27,596
Western Gas Partners, LP
44,000 4.000%,  7/1/2022 44,670
Western Midstream Operating, LP
70,000 3.950%,  6/1/2025 73,974
30,000 5.500%,  8/15/2048 35,100
Williams Companies, Inc.
45,000 2.600%,  3/15/2031 45,607
Total 7,609,795
Financials (4.7%)
AerCap Ireland Capital DAC
59,000 3.150%,  2/15/2024 61,522
63,000 6.500%,  7/15/2025 73,042
Air Lease Corporation
64,000 4.650%,  6/15/2026
b,j
66,960
Aircastle, Ltd.
65,000 5.250%,  6/15/2026
b,h,j
66,514
45,000 2.850%,  1/26/2028
h
45,574
Alliant Holdings Intermediate, LLC
20,000 6.750%,  10/15/2027
h
20,700
Ally Financial, Inc.
142,000 5.750%,  11/20/2025 162,370
128,000 4.700%,  5/15/2026
b,j
133,229
45,000 8.000%,  11/1/2031 64,905
Altice Financing SA
30,000 5.750%,  8/15/2029
h
29,059
American Express Company
34,000 3.700%,  8/3/2023 35,957
35,000 3.400%,  2/22/2024 37,250
50,000 3.550%,  9/15/2026
b,j
50,943

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (32.3%) Value
Financials (4.7%) - continued
American Finance Trust, Inc.
$ 55,000 4.500%,  9/30/2028
d,h
$ 55,000
American Homes 4 Rent, LP
45,000 2.375%,  7/15/2031 44,576
American International Group, Inc.
90,000 4.200%,  4/1/2028 102,554
AmWINS Group, Inc.
45,000 4.875%,  6/30/2029
h
45,632
Ares Capital Corporation
18,000 4.250%,  3/1/2025 19,320
113,000 3.875%,  1/15/2026 120,845
Ares Capital Corporation,
Convertible
73,000 4.625%,  3/1/2024 80,665
Athene Global Funding
60,000 4.000%,  1/25/2022
h
60,704
Australia and New Zealand
Banking Group, Ltd.
102,000 2.950%,  7/22/2030
b,h
106,025
Aviation Capital Group, LLC
46,000 5.500%,  12/15/2024
h
51,555
48,000 4.875%,  10/1/2025
h
52,898
Avolon Holdings Funding, Ltd.
89,000 4.250%,  4/15/2026
h
95,725
BAC Capital Trust XIV
92,000
4.000%,  (LIBOR 3M +
0.400%), 10/18/2021
b,j
92,000
Banco Santander Mexico SA
17,000 5.375%,  4/17/2025
h
19,001
Banco Santander SA
51,000 4.750%,  11/12/2026
b,j
51,947
Bank of America Corporation
55,000 3.004%,  12/20/2023
b
56,681
115,000 3.550%,  3/5/2024
b
119,881
143,000 3.864%,  7/23/2024
b
151,336
70,000 4.200%,  8/26/2024 76,568
288,000 6.250%,  9/5/2024
b,j
316,800
35,000 3.458%,  3/15/2025
b
37,237
83,000 6.100%,  3/17/2025
b,j
92,556
85,000 1.319%,  6/19/2026
b
84,979
141,000 1.197%,  10/24/2026
b
139,940
70,000 1.734%,  7/22/2027
b
70,288
62,000 5.875%,  3/15/2028
b,j
70,764
134,000 3.593%,  7/21/2028
b
146,904
45,000 2.087%,  6/14/2029
b
44,928
179,000 3.974%,  2/7/2030
b
200,395
89,000 2.687%,  4/22/2032
b
90,626
Bank of New York Mellon
Corporation
42,000 4.700%,  9/20/2025
b,j
46,095
63,000 3.400%,  1/29/2028 69,312
Bank of Nova Scotia
126,000 4.900%,  6/4/2025
b,j
135,450
45,000 1.050%,  3/2/2026 44,493
Barclays plc
65,000 4.610%,  2/15/2023
b
65,993
81,000 4.338%,  5/16/2024
b
85,740
85,000 8.000%,  6/15/2024
b,j
95,997
34,000 4.375%,  9/11/2024 37,043
41,000 2.852%,  5/7/2026
b
43,064
68,000 4.972%,  5/16/2029
b
79,058
BNP Paribas SA
55,000 6.625%,  3/25/2024
b,h,j
59,521
67,000 2.819%,  11/19/2025
b,h
70,174
Principal
Amount Long-Term Fixed Income (32.3%) Value
Financials (4.7%) - continued
Boston Properties, LP
$ 45,000 2.550%,  4/1/2032 $ 44,936
BPCE SA
35,000 3.000%,  5/22/2022
h
35,599
32,000 2.375%,  1/14/2025
h
33,041
Brixmor Operating Partnership, LP
91,000 2.250%,  4/1/2028 91,775
Canadian Imperial Bank of
Commerce
32,000 2.250%,  1/28/2025 33,240
CANPACK SA
90,000 3.125%,  11/1/2025
h
91,463
Capital One Bank USA NA
52,000 3.375%,  2/15/2023 54,084
48,000 2.280%,  1/28/2026
b
49,738
Capital One Financial Corporation
28,000 3.950%,  9/1/2026
b,j
28,840
Cascades USA, Inc.
50,000 5.125%,  1/15/2026
h
53,153
Charles Schwab Corporation
128,000 5.375%,  6/1/2025
b,j
142,240
128,000 4.000%,  6/1/2026
b,j
133,440
66,000 2.000%,  3/20/2028 67,363
Chobani, LLC
100,000 4.625%,  11/15/2028
h
103,250
CIT Group, Inc.
90,000 5.250%,  3/7/2025 100,238
89,000 6.125%,  3/9/2028 107,589
Citigroup, Inc.
43,000 2.750%,  4/25/2022 43,517
168,000 5.950%,  1/30/2023
b,j
175,140
102,000 5.000%,  9/12/2024
b,j
106,536
105,000 3.352%,  4/24/2025
b
111,526
32,000 5.950%,  5/15/2025
b,j
34,920
85,000 5.500%,  9/13/2025 98,086
84,000 4.000%,  12/10/2025
b,j
87,041
200,000 3.875%,  2/18/2026
b,j
204,250
159,000 1.122%,  1/28/2027
b
156,779
91,000 1.462%,  6/9/2027
b
90,464
180,000 4.075%,  4/23/2029
b
201,723
Citizens Financial Group, Inc.
65,000 4.000%,  10/6/2026
b,j
66,544
CNA Financial Corporation
40,000 3.950%,  5/15/2024 42,988
Coinbase Global, Inc.
18,000 3.625%,  10/1/2031
h
17,111
Comerica, Inc.
42,000 5.625%,  7/1/2025
b,j
46,253
Commonwealth Bank of Australia
54,000 2.688%,  3/11/2031
h
53,831
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
86,000 3.950%,  11/9/2022 89,271
Cooperatieve Rabobank UA
35,000 1.339%,  6/24/2026
b,h
34,960
Corporate Office Properties, LP
91,000 2.250%,  3/15/2026 93,230
Credit Acceptance Corporation
70,000 5.125%,  12/31/2024
h
72,100
Credit Agricole SA
54,000 6.875%,  9/23/2024
b,h,j
60,075
45,000 3.250%,  1/14/2030
h
47,210

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (32.3%) Value
Financials (4.7%) - continued
Credit Suisse Group AG
$ 49,000 6.500%,  8/8/2023
h
$ 53,621
22,000 7.500%,  12/11/2023
b,h,j
24,035
34,000 2.593%,  9/11/2025
b,h
35,246
32,000 7.250%,  9/12/2025
b,h,j
35,470
46,000 3.869%,  1/12/2029
b,h
50,206
Credit Suisse Group Funding
(Guernsey), Ltd.
132,000 3.800%,  9/15/2022 136,317
Dai-ichi Life Insurance Company,
Ltd.
238,000 5.100%,  10/28/2024
b,g,h,j
260,610
Danske Bank AS
61,000 5.000%,  1/12/2023
b,h
61,708
Deutsche Bank AG
152,000 2.129%,  11/24/2026
b
154,397
45,000 3.035%,  5/28/2032
b
45,657
Discover Bank
90,000 4.682%,  8/9/2028
b
95,741
Diversified Healthcare Trust
55,000 4.375%,  3/1/2031 53,198
Drawbridge Special Opportunities
Fund, LP
100,000 3.875%,  2/15/2026
h
102,749
Fidelity National Financial, Inc.
57,000 5.500%,  9/1/2022 59,643
Fifth Third Bancorp
84,000 4.500%,  9/30/2025
b,j
91,266
Fifth Third Bank NA
46,000 3.850%,  3/15/2026 50,685
First Horizon Bank
67,000 5.750%,  5/1/2030 81,849
First Horizon National Corporation
41,000 3.550%,  5/26/2023 42,781
FNB Corporation
64,000 2.200%,  2/24/2023 64,940
Fortress Transportation and
Infrastructure Investors, LLC
50,000 6.500%,  10/1/2025
h
51,469
30,000 5.500%,  5/1/2028
h
30,202
FS KKR Capital Corporation
45,000 3.400%,  1/15/2026 47,020
45,000 2.625%,  1/15/2027 45,110
FTI Consulting, Inc., Convertible
146,000 2.000%,  8/15/2023 204,254
GE Capital Funding, LLC
72,000 3.450%,  5/15/2025 77,656
22,000 4.050%,  5/15/2027 24,700
45,000 4.400%,  5/15/2030 52,142
Global Net Lease, Inc.
95,000 3.750%,  12/15/2027
h
94,330
Goldman Sachs Group, Inc.
67,000 0.627%,  11/17/2023
b
67,027
139,000 3.625%,  2/20/2024 148,123
206,000 5.500%,  8/10/2024
b,j
222,480
31,000 3.500%,  4/1/2025 33,328
52,000 4.250%,  10/21/2025 57,586
51,000 0.855%,  2/12/2026
b
50,509
64,000 3.800%,  5/10/2026
b,j
65,520
90,000 3.650%,  8/10/2026
b,j
90,113
90,000 3.814%,  4/23/2029
b
99,600
44,000 3.800%,  3/15/2030 48,981
44,000 2.615%,  4/22/2032
b
44,532
Principal
Amount Long-Term Fixed Income (32.3%) Value
Financials (4.7%) - continued
$ 45,000 2.383%,  7/21/2032
b
$ 44,555
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.,
Convertible
68,000 4.125%,  9/1/2022 133,433
Hartford Financial Services Group,
Inc.
45,000 2.800%,  8/19/2029 47,024
66,000
2.250%,  (LIBOR 3M +
2.125%), 2/12/2047
b,h
63,690
HCRX Investments Holdco, LP
25,000 4.500%,  8/1/2029
h
25,125
HSBC Holdings plc
65,000 3.803%,  3/11/2025
b
69,331
20,000 6.375%,  3/30/2025
b,j
21,828
39,000 2.633%,  11/7/2025
b
40,680
41,000 1.645%,  4/18/2026
b
41,220
41,000 1.589%,  5/24/2027
b
40,724
91,000 6.500%,  3/23/2028
b,j
102,508
126,000 4.583%,  6/19/2029
b
143,056
112,000 4.600%,  12/17/2030
b,j
111,966
53,000 2.804%,  5/24/2032
b
53,714
Huntington Bancshares, Inc.
126,000 4.450%,  10/15/2027
b,j
135,639
Icahn Enterprises, LP
70,000 6.375%,  12/15/2025 71,820
60,000 6.250%,  5/15/2026 62,700
25,000 5.250%,  5/15/2027 25,938
ING Groep NV
90,000 1.726%,  4/1/2027
b
90,510
Intercontinental Exchange, Inc.
34,000 0.700%,  6/15/2023 34,135
Invitation Homes Operating
Partnership, LP
68,000 2.000%,  8/15/2031 65,305
Iron Mountain, Inc.
80,000 4.875%,  9/15/2027
h
83,054
iStar, Inc.
85,000 4.250%,  8/1/2025 88,292
iStar, Inc., Convertible
112,000 3.125%,  9/15/2022 203,560
J.P. Morgan Chase & Company
84,000 6.000%,  8/1/2023
b,j
88,620
84,000 6.750%,  2/1/2024
b,j
92,190
24,000 1.514%,  6/1/2024
b
24,400
46,000 5.000%,  8/1/2024
b,j
48,013
70,000 3.875%,  9/10/2024 76,110
145,000 4.023%,  12/5/2024
b
155,307
158,000 4.600%,  2/1/2025
b,j
161,555
31,000 2.083%,  4/22/2026
b
31,885
115,000 3.650%,  6/1/2026
b,j
115,575
190,000 1.045%,  11/19/2026
b
187,118
90,000 1.578%,  4/22/2027
b
90,183
134,000 4.005%,  4/23/2029
b
149,736
45,000 2.069%,  6/1/2029
b
45,101
179,000 4.493%,  3/24/2031
b
208,871
Jefferies Finance, LLC
75,000 5.000%,  8/15/2028
h
76,031
KeyBank NA
67,000 3.900%,  4/13/2029 74,793
Kilroy Realty, LP
90,000 4.375%,  10/1/2025 100,099

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (32.3%) Value
Financials (4.7%) - continued
KKR Real Estate Finance Trust,
Inc., Convertible
$ 46,000 6.125%,  5/15/2023 $ 48,813
Life Storage, LP
44,000 2.400%,  10/15/2031
d
43,573
Lincoln National Corporation
50,000
2.482%,  (LIBOR 3M +
2.358%), 11/17/2021
b
45,650
45,000 3.800%,  3/1/2028 50,098
Lloyds Banking Group plc
51,000 2.858%,  3/17/2023
b
51,568
65,000 3.900%,  3/12/2024 69,882
90,000 1.627%,  5/11/2027
b
89,924
71,000 6.657%,  5/21/2037
b,h,j
102,950
LPL Holdings, Inc.
60,000 4.000%,  3/15/2029
h
61,629
M&T Bank Corporation
58,000 3.500%,  9/1/2026
b,j
57,565
Macquarie Group, Ltd.
89,000 1.629%,  9/23/2027
b,h
88,566
MetLife, Inc.
84,000 3.850%,  9/15/2025
b,j
87,780
164,000 5.875%,  3/15/2028
b,g,j
192,826
MGM Growth Properties Operating
Partnership, LP
90,000 4.625%,  6/15/2025
h
96,975
Mid-America Apartments, LP
90,000 4.200%,  6/15/2028 102,954
Mitsubishi UFJ Financial Group,
Inc.
83,000 3.455%,  3/2/2023 86,584
35,000 3.407%,  3/7/2024 37,262
41,000 1.412%,  7/17/2025 41,237
91,000 1.538%,  7/20/2027
b
90,911
67,000 3.741%,  3/7/2029 74,690
Mizuho Financial Group, Inc.
66,000 1.554%,  7/9/2027
b
65,855
93,000 2.564%,  9/13/2031 91,689
Morgan Stanley
10,000 4.875%,  11/1/2022 10,476
84,000 3.125%,  1/23/2023 86,938
66,000 4.100%,  5/22/2023 69,683
34,000 0.560%,  11/10/2023
b
34,044
34,000 2.720%,  7/22/2025
b
35,626
24,000 5.000%,  11/24/2025 27,435
69,000 2.188%,  4/28/2026
b
71,243
103,000 0.985%,  12/10/2026
b
101,171
90,000 1.593%,  5/4/2027
b
90,268
93,000 1.512%,  7/20/2027
b
92,558
134,000 3.622%,  4/1/2031
b
147,690
MPT Operating Partnership, LP
50,000 5.250%,  8/1/2026 51,438
30,000 4.625%,  8/1/2029 32,190
National Retail Properties, Inc.
45,000 2.500%,  4/15/2030 45,602
Natwest Group plc
35,000 6.125%,  12/15/2022 37,235
35,000 6.100%,  6/10/2023 37,991
45,000 4.892%,  5/18/2029
b
52,398
62,000 4.600%,  6/28/2031
b,j
62,298
Navient Corporation
45,000 5.500%,  1/25/2023 47,025
20,000 5.000%,  3/15/2027 20,600
20,000 4.875%,  3/15/2028 20,163
Principal
Amount Long-Term Fixed Income (32.3%) Value
Financials (4.7%) - continued
NFP Corporation
$ 30,000 6.875%,  8/15/2028
h
$ 30,632
Nippon Life Insurance Company
168,000 5.100%,  10/16/2044
b,h
184,590
129,000 3.400%,  1/23/2050
b,h
133,354
Nomura Holdings, Inc.
67,000 2.172%,  7/14/2028 66,386
Omega Healthcare Investors, Inc.
46,000 4.750%,  1/15/2028 51,711
45,000 3.375%,  2/1/2031 45,818
OneMain Finance Corporation
35,000 3.500%,  1/15/2027 35,016
Owl Rock Capital Corporation
45,000 4.250%,  1/15/2026 48,299
Owl Rock Technology Finance
Corporation
22,000 4.750%,  12/15/2025
h
24,049
67,000 3.750%,  6/17/2026
h
70,732
Park Intermediate Holdings, LLC
25,000 4.875%,  5/15/2029
h
25,731
PayPal Holdings, Inc.
68,000 1.650%,  6/1/2025 69,683
45,000 2.850%,  10/1/2029 48,033
PennyMac Financial Services, Inc.
60,000 4.250%,  2/15/2029
h
57,125
Pine Street Trust I
45,000 4.572%,  2/15/2029
h
51,083
Playtika Holding Corporation
45,000 4.250%,  3/15/2029
h
45,144
PNC Bank NA
45,000 2.700%,  10/22/2029 47,188
PNC Financial Services Group,
Inc.
60,000 3.400%,  9/15/2026
b,j
59,850
Preferred Term Securities XXIII,
Ltd.
39,336
0.316%,  (LIBOR 3M +
0.200%), 12/22/2036
b,h
35,069
Principal Life Global Funding II
68,000 1.250%,  8/16/2026
h
67,578
Provident Financing Trust I
42,000 7.405%,  3/15/2038 51,789
Prudential Financial, Inc.
75,000 5.625%,  6/15/2043
b
79,825
201,000 5.200%,  3/15/2044
b
215,042
42,000 3.700%,  10/1/2050
b
43,772
Quicken Loans, LLC
60,000 3.625%,  3/1/2029
h
60,675
Radian Group, Inc.
45,000 4.875%,  3/15/2027 49,044
Regions Financial Corporation
84,000 5.750%,  6/15/2025
b,j
93,685
Reinsurance Group of America,
Inc.
64,000 4.700%,  9/15/2023 68,820
Royal Bank of Scotland Group plc
65,000 4.269%,  3/22/2025
b
70,144
67,000 3.754%,  11/1/2029
b
71,502
Santander Holdings USA, Inc.
90,000 3.450%,  6/2/2025 96,368
Santander UK Group Holdings plc
92,000 1.673%,  6/14/2027
b
91,608
67,000 3.823%,  11/3/2028
b
73,292

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (32.3%) Value
Financials (4.7%) - continued
Service Properties Trust
$ 20,000 4.750%,  10/1/2026 $ 19,800
50,000 4.950%,  2/15/2027 49,875
50,000 5.500%,  12/15/2027 53,286
Simon Property Group, LP
68,000 2.000%,  9/13/2024 70,384
90,000 2.650%,  7/15/2030 92,770
Societe Generale SA
39,000 2.625%,  10/16/2024
h
40,577
84,000 8.000%,  9/29/2025
b,h,j
98,354
41,000 1.488%,  12/14/2026
b,h
40,543
Spirit Realty, LP
100,000 2.100%,  3/15/2028 99,480
Springleaf Finance Corporation
45,000 6.875%,  3/15/2025 50,569
100,000 7.125%,  3/15/2026 115,875
Standard Chartered plc
52,000 1.319%,  10/14/2023
b,h
52,327
41,000 0.991%,  1/12/2025
b,h
40,857
40,000 6.000%,  7/26/2025
b,h,j
43,876
Starwood Property Trust, Inc.,
Convertible
90,000 4.375%,  4/1/2023 94,343
State Street Corporation
31,000 2.354%,  11/1/2025
b
32,398
Sumitomo Life Insurance Company
175,000 3.375%,  4/15/2081
b,h
181,673
Sumitomo Mitsui Financial Group,
Inc.
43,000 2.784%,  7/12/2022 43,838
42,000 2.778%,  10/18/2022 43,098
39,000 2.448%,  9/27/2024 40,767
67,000 3.544%,  1/17/2028 73,326
67,000 2.142%,  9/23/2030 64,762
Sumitomo Mitsui Trust Bank, Ltd.
35,000 1.050%,  9/12/2025
h
34,688
Summit Hotel Properties, Inc.,
Convertible
79,000 1.500%,  2/15/2026 82,972
SVB Financial Group
92,000 4.000%,  5/15/2026
b,j
94,300
Synchrony Financial
38,000 4.250%,  8/15/2024 41,063
90,000 3.700%,  8/4/2026 97,659
Truist Bank
42,000 2.250%,  3/11/2030 42,223
Truist Financial Corporation
89,000 4.950%,  9/1/2025
b,j
97,216
45,000 1.887%,  6/7/2029
b
44,956
UBS Group AG
97,000 1.364%,  1/30/2027
b,h
96,096
UDR, Inc.
89,000 3.000%,  8/15/2031 93,135
United Wholesale Mortgage, LLC
70,000 5.500%,  4/15/2029
h
67,963
USB Realty Corporation
184,000
1.273%,  (LIBOR 3M +
1.147%), 1/15/2022
b,h,j
155,932
Ventas Realty, LP
35,000 3.750%,  5/1/2024 37,237
VEREIT Operating Partnership, LP
45,000 4.875%,  6/1/2026 51,550
67,000 3.950%,  8/15/2027 75,103
Principal
Amount Long-Term Fixed Income (32.3%) Value
Financials (4.7%) - continued
VICI Properties, LP
$ 50,000 4.250%,  12/1/2026
h
$ 52,217
30,000 3.750%,  2/15/2027
h
31,050
25,000 4.625%,  12/1/2029
h
26,875
Wells Fargo & Company
70,000 4.125%,  8/15/2023 74,549
38,000 3.750%,  1/24/2024 40,625
26,000 1.654%,  6/2/2024
b
26,508
106,000 2.406%,  10/30/2025
b
110,397
116,000 3.900%,  3/15/2026
b,j
119,625
119,000 2.188%,  4/30/2026
b
122,824
50,000
0.626%,  (LIBOR 3M +
0.500%), 1/15/2027
b
48,569
135,000
1.126%,  (LIBOR 3M +
1.000%), 4/15/2027
b
132,823
89,000 3.584%,  5/22/2028
b
97,443
90,000 4.478%,  4/4/2031
b
104,786
Welltower, Inc.
45,000 2.050%,  1/15/2029 44,705
67,000 2.800%,  6/1/2031 69,018
Westpac Banking Corporation
67,000 4.110%,  7/24/2034
b
72,795
Willis North America, Inc.
90,000 4.500%,  9/15/2028 103,084
Total 23,010,488
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
42,000 2.150%,  5/13/2025
h
42,971
Total 42,971
Mortgage-Backed Securities (10.1%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
13,300,000 2.000%,  11/1/2036
d
13,679,258
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
5,775,000 2.000%,  11/1/2051
d
5,780,188
15,850,000 2.500%,  11/1/2051
d
16,311,260
325,000 3.000%,  11/1/2047
d
339,645
125,000 3.000%,  10/1/2049
d
130,796
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
1,100,000 2.500%,  10/1/2051
d
1,135,535
12,175,000 2.500%,  11/1/2051
d
12,546,433
Total 49,923,115
Technology (1.2%)
Akamai Technologies, Inc.,
Convertible
74,000 0.125%,  5/1/2025 89,820
233,000 0.375%,  9/1/2027 254,389
Analog Devices, Inc.
22,000 2.100%,  10/1/2031
d
22,047
Apple, Inc.
122,000 3.450%,  5/6/2024 131,074
134,000 2.200%,  9/11/2029 137,976
Baidu, Inc.
39,000 3.075%,  4/7/2025 40,908

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (32.3%) Value
Technology (1.2%) - continued
Black Knight InfoServ, LLC
$ 82,000 3.625%,  9/1/2028
h
$ 82,410
Broadcom Corporation
90,000 3.125%,  1/15/2025 95,336
67,000 3.875%,  1/15/2027 73,628
Broadcom, Inc.
90,000 5.000%,  4/15/2030 105,099
CommScope Technologies
Finance, LLC
70,000 6.000%,  6/15/2025
h
70,875
CommScope, Inc.
50,000 7.125%,  7/1/2028
h
51,023
Dell International, LLC
97,000 5.450%,  6/15/2023 104,035
67,000 5.850%,  7/15/2025 77,948
67,000 5.300%,  10/1/2029 80,991
Fiserv, Inc.
72,000 2.750%,  7/1/2024 75,822
89,000 4.200%,  10/1/2028 101,306
Gartner, Inc.
45,000 3.625%,  6/15/2029
h
45,342
75,000 3.750%,  10/1/2030
h
77,190
Global Payments, Inc.
17,000 2.650%,  2/15/2025 17,769
45,000 3.200%,  8/15/2029 47,569
Hewlett Packard Enterprise
Company
33,000 2.250%,  4/1/2023 33,812
InterDigital, Inc., Convertible
43,000 2.000%,  6/1/2024 46,359
Intuit, Inc.
35,000 0.950%,  7/15/2025 34,960
Iron Mountain, Inc.
120,000 5.000%,  7/15/2028
h
125,076
66,000 4.500%,  2/15/2031
h
66,944
j2 Global, Inc., Convertible
243,000 1.750%,  11/1/2026
h
304,120
Jabil, Inc.
45,000 1.700%,  4/15/2026 45,236
Lumentum Holdings, Inc.,
Convertible
151,000 0.250%,  3/15/2024 221,592
Marvell Technology, Inc.
41,000 4.200%,  6/22/2023
h
43,294
44,000 2.950%,  4/15/2031
h
45,228
Microchip Technology, Inc.,
Convertible
73,000 1.625%,  2/15/2027 166,693
Micron Technology, Inc.
86,000 4.975%,  2/6/2026 98,339
MSCI, Inc.
65,000 4.000%,  11/15/2029
h
68,815
NCR Corporation
140,000 6.125%,  9/1/2029
h
151,900
NortonLifeLock, Inc., Convertible
176,000 2.000%,  8/15/2022
h
224,752
Nuance Communications, Inc.,
Convertible
96,000 1.250%,  4/1/2025 269,355
NVIDIA Corporation
22,000 2.850%,  4/1/2030 23,575
NXP Funding, LLC
48,000 4.875%,  3/1/2024
h
52,355
Principal
Amount Long-Term Fixed Income (32.3%) Value
Technology (1.2%) - continued
$ 17,000 2.700%,  5/1/2025
h
$ 17,755
45,000 4.300%,  6/18/2029
h
51,003
Open Text Corporation
80,000 4.125%,  2/15/2030
h
82,200
Oracle Corporation
112,000 2.500%,  4/1/2025 117,166
112,000 2.950%,  4/1/2030 117,324
Panasonic Corporation
53,000 2.536%,  7/19/2022
h
53,775
PTC, Inc.
40,000 3.625%,  2/15/2025
h
40,600
35,000 4.000%,  2/15/2028
h
35,919
Qorvo, Inc.
70,000 3.375%,  4/1/2031
h
73,808
Rackspace Technology Global,
Inc.
75,000 5.375%,  12/1/2028
g,h
73,687
Salesforce.com, Inc.
45,000 1.950%,  7/15/2031 44,787
Seagate HDD Cayman
34,000 4.250%,  3/1/2022 34,298
116,000 3.125%,  7/15/2029
h
112,184
90,000 3.375%,  7/15/2031
h
87,750
Sensata Technologies, Inc.
110,000 3.750%,  2/15/2031
h
110,752
Shift4 Payments, LLC
20,000 4.625%,  11/1/2026
h
20,875
SS&C Technologies, Inc.
150,000 5.500%,  9/30/2027
h
158,390
Switch, Ltd.
70,000 3.750%,  9/15/2028
h
71,050
Tencent Holdings, Ltd.
53,000 2.880%,  4/22/2031
h
54,095
Teradyne, Inc., Convertible
27,000 1.250%,  12/15/2023 93,285
Texas Instruments, Inc.
76,000 1.375%,  3/12/2025 77,340
Verint Systems, Inc., Convertible
63,000 0.250%,  4/15/2026
h
60,859
Viavi Solutions, Inc.
55,000 3.750%,  10/1/2029
h
55,121
Vishay Intertechnology, Inc.,
Convertible
130,000 2.250%,  6/15/2025 133,874
VMware, Inc.
91,000 1.400%,  8/15/2026 90,591
31,000 2.200%,  8/15/2031 30,311
Total 5,703,761
Transportation (0.5%)
AerCap Holdings NV
34,000 5.875%,  10/10/2079
b
35,479
Air Canada
15,000 3.875%,  8/15/2026
h
15,136
Air Canada Pass Through Trust
13,682 3.875%,  3/15/2023
h
13,834
Air Lease Corporation
32,000 2.300%,  2/1/2025 32,869
24,000 3.375%,  7/1/2025 25,487
45,000 3.125%,  12/1/2030 46,101
Air Transport Services Group, Inc.,
Convertible
79,000 1.125%,  10/15/2024 85,050

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (32.3%) Value
Transportation (0.5%) - continued
American Airlines, Inc.
$ 70,000 11.750%,  7/15/2025
h
$ 86,625
140,000 5.500%,  4/20/2026
h
147,175
15,000 5.750%,  4/20/2029
h
16,162
Avis Budget Car Rental, LLC
60,000 5.375%,  3/1/2029
h
63,414
Boeing Company
35,000 1.950%,  2/1/2024 35,819
CSX Corporation
45,000 4.250%,  3/15/2029 51,729
Delta Air Lines, Inc.
41,000 7.000%,  5/1/2025
h
47,816
95,882 4.500%,  10/20/2025
h
102,594
89,000 4.750%,  10/20/2028
h
99,235
Greenbrier Companies, Inc.,
Convertible
68,000 2.875%,  4/15/2028
h
70,958
J.B. Hunt Transport Services, Inc.
65,000 3.300%,  8/15/2022 66,268
JetBlue Airways Corporation,
Convertible
167,000 0.500%,  4/1/2026
h
163,634
Meritor, Inc., Convertible
136,000 3.250%,  10/15/2037 142,598
Mileage Plus Holdings, LLC
107,000 6.500%,  6/20/2027
h
116,354
Penske Truck Leasing Company,
LP
35,000 1.200%,  11/15/2025
h
34,594
47,000 1.700%,  6/15/2026
h
47,257
Southwest Airlines Company
42,000 5.125%,  6/15/2027 49,118
45,000 2.625%,  2/10/2030 45,646
Southwest Airlines Company,
Convertible
233,000 1.250%,  5/1/2025 348,044
Union Pacific Corporation
62,000 3.750%,  7/15/2025 67,928
45,000 2.150%,  2/5/2027 46,614
United Airlines Pass Through Trust
65,000 3.700%,  12/1/2022 66,709
United Airlines, Inc.
75,000 4.375%,  4/15/2026
h
76,969
75,000 4.625%,  4/15/2029
h
77,509
Total 2,324,725
U.S. Government & Agencies (2.6%)
U.S. Treasury Bonds
715,000 1.125%,  2/15/2031 692,544
U.S. Treasury Notes
2,190,000 0.125%,  2/28/2023 2,188,375
1,510,000 0.125%,  4/30/2023 1,507,994
2,830,000 0.125%,  2/15/2024 2,813,750
1,550,000 0.500%,  3/31/2025 1,541,402
1,590,000 0.500%,  2/28/2026 1,563,169
870,000 0.500%,  4/30/2027 841,793
1,550,000 1.125%,  2/29/2028 1,540,252
Total 12,689,279
Utilities (0.7%)
AES Corporation
72,000 3.950%,  7/15/2030
h
79,173
Principal
Amount Long-Term Fixed Income (32.3%) Value
Utilities (0.7%) - continued
Ameren Corporation
$ 45,000 1.750%,  3/15/2028 $ 44,102
American Electric Power
Company, Inc.
44,000 2.300%,  3/1/2030 43,840
Berkshire Hathaway Energy
Company
64,000 4.050%,  4/15/2025 70,375
Calpine Corporation
105,000 4.500%,  2/15/2028
h
107,100
CenterPoint Energy, Inc.
34,000 2.500%,  9/1/2024 35,552
67,000 1.450%,  6/1/2026 67,019
67,000 2.650%,  6/1/2031 68,416
Dominion Energy, Inc.
35,000 3.071%,  8/15/2024 36,995
135,000 4.650%,  12/15/2024
b,j
144,625
45,000 3.375%,  4/1/2030 48,746
Duke Energy Corporation
56,000 3.250%,  1/15/2082
b
55,741
22,000 4.875%,  9/16/2024
b,j
23,512
90,000 3.150%,  8/15/2027 96,928
44,000 2.450%,  6/1/2030 44,467
Edison International
54,000 4.950%,  4/15/2025 59,457
Enel Finance International NV
93,000 1.375%,  7/12/2026
h
92,471
Energy Transfer, LP
52,000 6.500%,  11/15/2026
b,j
54,151
Entergy Corporation
34,000 0.900%,  9/15/2025 33,432
45,000 1.900%,  6/15/2028 44,527
Evergy, Inc.
34,000 2.450%,  9/15/2024 35,546
Exelon Corporation
45,000 4.050%,  4/15/2030 51,000
FirstEnergy Corporation
66,000 3.350%,  7/15/2022 66,782
Georgia Power Company
32,000 2.100%,  7/30/2023 32,947
Jersey Central Power & Light
Company
22,000 2.750%,  3/1/2032
h
22,537
NextEra Energy Capital Holdings,
Inc.
45,000 2.250%,  6/1/2030 45,257
NextEra Energy Operating
Partners, LP
100,000 3.875%,  10/15/2026
h
106,325
NextEra Energy Partners, LP,
Convertible
220,000 Zero Coupon,  11/15/2025
h
233,200
NiSource, Inc.
43,000 5.650%,  6/15/2023
b,j
45,365
45,000 2.950%,  9/1/2029 47,026
NRG Energy, Inc.
34,000 2.000%,  12/2/2025
h
34,566
100,000 3.375%,  2/15/2029
h
98,693
35,000 5.250%,  6/15/2029
h
37,231
NRG Energy, Inc., Convertible
118,000 2.750%,  6/1/2048 138,414
Pacific Gas and Electric Company
67,000 3.750%,  2/15/2024 69,890

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (32.3%) Value
Utilities (0.7%) - continued
$ 67,000 2.100%,  8/1/2027 $ 65,386
PG&E Corporation
30,000 5.000%,  7/1/2028 30,563
Public Service Enterprise Group,
Inc.
45,000 1.600%,  8/15/2030 42,580
Sempra Energy
84,000 4.875%,  10/15/2025
b,j
91,140
67,000 3.400%,  2/1/2028 72,260
Southern Company
119,000 4.000%,  1/15/2051
b
125,791
109,000 3.750%,  9/15/2051
b
111,049
Suburban Propane Partners, LP
90,000 5.875%,  3/1/2027 93,825
Talen Energy Supply, LLC
50,000 7.625%,  6/1/2028
h
46,875
TerraForm Power Operating, LLC
100,000 5.000%,  1/31/2028
h
107,375
TransCanada Trust
175,000 5.875%,  8/15/2076
b,g
196,000
Vistra Operations Company, LLC
90,000 5.000%,  7/31/2027
h
92,925
Xcel Energy, Inc.
45,000 4.000%,  6/15/2028 50,513
Total 3,441,690
Total Long-Term Fixed Income
(cost $155,986,586) 158,818,600
Shares
Registered Investment
Companies ( 15.0% ) Value
Unaffiliated  (0.7%)
17,445 Aberdeen Asia-Pacific Income
Fund, Inc. 72,397
8,527 AllianceBernstein Global High
Income Fund, Inc. 104,626
6,492 BlackRock Core Bond Trust 107,508
5,699 BlackRock Corporate High Yield
Fund, Inc. 69,528
7,059 BlackRock Credit Allocation
Income Trust 106,944
118 BlackRock Enhanced Equity
Dividend Trust 1,156
7,636 BlackRock Enhanced Global
Dividend Trust 89,417
5,161 BlackRock Multi-Sector Income
Trust 96,562
2,350 Brookfield Real Assets Income
Fund, Inc. 49,138
7,942 Eaton Vance Limited Duration
Income Fund 104,676
5,528 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 55,225
9,131 Invesco Dynamic Credit
Opportunities Fund 106,833
28,900 Invesco Senior Loan ETF 638,979
15,850 Nuveen Credit Strategies Income
Fund 103,976
6,813 PGIM Global High Yield Fund, Inc. 104,920
6,526 PGIM High Yield Bond Fund, Inc. 105,982
1,543 Pimco Dynamic Credit And
Mortgage Income Fund 32,604
3,750 SPDR Bloomberg Barclays High
Yield Bond ETF
g
410,100
Shares
Registered Investment
Companies (15.0%) Value
Unaffiliated  (0.7%)- continued
16,775 SPDR Bloomberg Barclays Short
Term High Yield Bond ETF $ 459,467
2,197 SPDR S&P Biotech ETF
g
276,185
1,899 Tri-Continental Corporation 63,389
1,150 Vanguard Short-Term Corporate
Bond ETF 94,771
6,925 Virtus Dividend, Interst & Premium
Strategy Fund
g
102,698
6,648 Voya Global Equity Dividend &
Premium Opportunity Fund 39,223
12,242 Wells Fargo Income Opportunities
Fund 107,730
16,939 Western Asset High Income
Opportunity Fund, Inc. 87,913
Total 3,591,947
Affiliated  (14.3%)
3,115,919 Thrivent Core Emerging Markets
Debt Fund 30,411,368
3,622,608 Thrivent Core International Equity
Fund 39,558,883
Total 69,970,251
Total Registered Investment
Companies (cost $68,018,279) 73,562,198
Shares Preferred Stock ( 0.9% ) Value
Communications Services (0.1%)
11,000 AT&T, Inc., 4.750%
j
290,070
3,500 Telephone and Data Systems, Inc.
6.000%
j
88,375
1,689 ViacomCBS, Inc., Convertible,
5.750%
g
110,342
Total 488,787
Consumer Staples (<0.1%)
1,250 CHS, Inc., 7.100%
b,j
35,088
Total 35,088
Energy (<0.1%)
6,964 Crestwood Equity Partners, LP,
9.250%
j
69,570
1,600 Energy Transfer, LP, 7.600%
b,j
40,576
1,536 NuStar Logistics, LP, 6.860%
b
38,247
Total 148,393
Financials (0.4%)
2,750 Aegon Funding Corporation II,
5.100% 72,765
5,700 Allstate Corporation, 5.100%
j
156,066
2,000 Bank of America Corporation,
5.375%
j
53,860
72 Bank of America Corporation,
Convertible, 7.250%
j
103,854
5,525 Capital One Financial Corporation,
5.000%
j
146,247
2,485 Cobank ACB, 6.250%
b,j
257,197
5,875 Equitable Holdings, Inc., 5.250%
j
158,801
140 First Horizon Bank, 3.750%
b,h,j
119,394
76 GMAC Capital Trust I, 5.910%
b
1,918
4,400 J.P. Morgan Chase & Company,
4.200%
f,j
111,100
3,650 J.P. Morgan Chase & Company,
4.750%
j
95,375

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock (0.9%) Value
Financials (0.4%) - continued
3,350 J.P. Morgan Chase & Company,
5.750%
j
$ 91,489
5,880 Morgan Stanley, 5.850%
b,j
174,224
3,100 Morgan Stanley, 7.125%
b,j
88,381
775 Synovus Financial Corporation,
5.875%
b,j
21,134
5,025 Truist Financial Corporation,
4.750%
j
133,414
5,000 Wells Fargo & Company, 4.250%
j
125,200
128 Wells Fargo & Company,
Convertible, 7.50%
j
189,696
Total 2,100,115
Health Care (0.1%)
2,416 Becton, Dickinson and Company,
Convertible, 6.000%
g
130,415
1,907 Boston Scientific Corporation,
Convertible, 5.500% 221,975
89 Danaher Corporation, Convertible,
5.000% 144,391
Total 496,781
Industrials (0.1%)
154 Fluor Corporation, Convertible,
6.500%
h,j
153,707
1,212 Stanley Black & Decker, Inc.,
Convertible, 5.250% 127,551
Total 281,258
Real Estate (<0.1%)
6,150 Public Storage, 4.125%
j
160,515
1,300 Public Storage, 4.625%
j
35,464
325 Public Storage, 4.700%
j
8,814
511 Public Storage, 4.875%
j
14,012
Total 218,805
Utilities (0.2%)
1,620 AES Corporation, Convertible,
6.875%
g
156,168
1,386 American Electric Power
Company, Inc., Convertible,
6.125% 66,071
896 American Electric Power
Company, Inc., Convertible,
6.125% 44,549
5,200 CMS Energy Corporation, 4.200%
j
129,792
1,410 Essential Utilities, Inc., Convertible
6.000% 80,920
3,405 NextEra Energy, Inc., Convertible,
4.872% 199,567
314 NiSource, Inc., Convertible,
7.750% 32,483
6,725 Southern Company, 4.950% 177,876
1,444 Southern Company, Convertible,
6.750% 73,659
Total 961,085
Total Preferred Stock
(cost $4,562,411) 4,730,312
Shares
Collateral Held for Securities
Loaned ( 0.6% ) Value
3,033,230 Thrivent Cash Management Trust $ 3,033,230
Total Collateral Held for
Securities Loaned
(cost $3,033,230) 3,033,230
Shares or
Principal
Amount Short-Term Investments ( 15.1% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.030%, 10/8/2021
n,o
99,999
400,000 0.040%, 11/3/2021
n,o
399,985
700,000 0.040%, 11/18/2021
n,o
699,963
300,000 0.020%, 12/28/2021
n,o
299,971
Thrivent Core Short-Term Reserve
Fund
7,284,828 0.120% 72,848,278
Total Short-Term Investments
(cost $74,339,929) 74,348,196
Total Investments (cost
$483,328,162) 111.7% $549,628,231
Other Assets and Liabilities, Net
(11.7%) (57,534,489)
Total Net Assets 100.0% $492,093,742
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
September 30, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Non-income producing security.
g All or a portion of the security is on loan.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2021, the value of these investments was $43,465,958 or
8.8% of total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 30, 2021.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l All or a portion of the security is insured or guaranteed.

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

x
m Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of September 30, 2021.
n The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus
Portfolio as of September 30, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 818,098
Common Stock 2,125,093
Total lending $2,943,191
Gross amount payable upon return of
collateral for securities loaned $3,033,230
Net amounts due to counterparty $90,039
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2021, in valuing Balanced Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 3,985,759 – 3,128,153 857,606
Capital Goods 7,305,489 – 5,865,430 1,440,059
Communications Services 9,726,568 – 9,452,255 274,313
Consumer Cyclical 7,517,198 – 7,517,198 –
Consumer Non-Cyclical 9,070,676 – 9,070,676 –
Energy 384,280 – 384,280 –
Financials 2,632,144 – 2,632,144 –
Technology 5,768,205 – 5,768,205 –
Transportation 2,246,839 – 2,246,839 –
Utilities 1,503,347 – 1,182,351 320,996
Common Stock
Communications Services 15,689,572 15,684,753 4,819 –
Consumer Discretionary 21,026,752 20,992,132 34,620 –
Consumer Staples 7,376,440 7,376,440 – –
Energy 5,510,691 5,510,691 – –
Financials 28,234,812 27,800,947 433,865 –
Health Care 24,849,287 24,849,287 – –
Industrials 22,860,086 22,460,573 399,513 –
Information Technology 44,335,366 43,667,374 667,992 –
Materials 5,286,873 5,071,935 214,938 –
Real Estate 5,739,957 5,739,957 – –
Utilities 4,085,354 4,085,354 – –
Long-Term Fixed Income
Asset-Backed Securities 9,406,566 – 9,406,566 –
Basic Materials 2,530,148 – 2,530,148 –
Capital Goods 4,804,712 – 4,804,712 –
Collateralized Mortgage Obligations 12,564,928 – 12,564,928 –
Commercial Mortgage-Backed Securities 226,396 – 226,396 –
Communications Services 6,650,951 – 6,650,951 –
Consumer Cyclical 9,042,716 – 9,042,716 –
Consumer Non-Cyclical 8,846,359 – 8,846,359 –
Energy 7,609,795 – 7,609,795 –
Financials 23,010,488 – 23,010,488 –
Foreign Government 42,971 – 42,971 –
Mortgage-Backed Securities 49,923,115 – 49,923,115 –
Technology 5,703,761 – 5,703,761 –
Transportation 2,324,725 – 2,324,725 –
U.S. Government & Agencies 12,689,279 – 12,689,279 –
Utilities 3,441,690 – 3,441,690 –
Preferred Stock
Communications Services 488,787 488,787 – –
Consumer Staples 35,088 35,088 – –
Energy 148,393 148,393 – –
Financials 2,100,115 1,980,721 119,394 –
Health Care 496,781 496,781 – –
Industrials 281,258 127,551 153,707 –
Real Estate 218,805 218,805 – –
Utilities 961,085 961,085 – –
Registered Investment Companies
Unaffiliated 3,591,947 3,591,947 – –
Short-Term Investments 1,499,918 – 1,499,918 –
Subtotal Investments in Securities $403,776,472 $191,288,601 $209,594,897 $2,892,974
Other Investments  * Total
Affiliated Registered Investment Companies 69,970,251
Affiliated Short-Term Investments 72,848,278
Collateral Held for Securities Loaned 3,033,230
Subtotal Other Investments $145,851,759
Total Investments at Value $549,628,231

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 309,718 309,718 – –
Total Asset Derivatives $309,718 $309,718 $– $–
Liability Derivatives
Futures Contracts 472,982 472,982 – –
Total Liability Derivatives $472,982 $472,982 $– $–
The following table presents Balanced Income Plus Portfolio's futures contracts held as of September 30, 2021. Investments and/or cash totaling
$1,568,918 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 20 December 2021 $ 2,671,148 ( $ 38,960)
CBOT U.S. Long Bond 2 December 2021 326,975 (8,538)
CME E-mini S&P 500 Index 6 December 2021 1,343,309 (53,984)
CME Ultra Long Term U.S. Treasury Bond 27 December 2021 5,347,243 (188,556)
ICE mini MSCI EAFE Index 31 December 2021 3,673,285 (159,435)
Ultra 10-Yr. U.S. Treasury Note 9 December 2021 1,330,759 (23,509)
Total Futures Long Contracts $ 14,692,719 ( $ 472,982)
CBOT 2-Yr. U.S. Treasury Note (12) December 2021 ( $ 2,642,254) $ 1,598
CBOT 5-Yr. U.S. Treasury Note (11) December 2021 (1,359,159) 8,995
CME E-mini Russell 2000 Index (112) December 2021 (12,552,150) 227,670
CME E-mini S&P Mid-Cap 400 Index (10) December 2021 (2,704,654) 71,455
Total Futures Short Contracts ( $ 19,258,217) $309,718
Total Futures Contracts ( $ 4,565,498) ($163,264)

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Balanced Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
9/30/2021
Shares Held at
9/30/2021
% of Net
Assets
9/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $31,280 $986 $– $30,411 3,116 6.2%
Core International Equity 48,941 – 13,800 39,559 3,623 8.1
Total Affiliated Registered Investment
Companies 80,221 69,970 14.3
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% 37,558 207,472 172,182 72,848 7,285 14.8
Total Affiliated Short-Term Investments 37,558 72,848 14.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 2,697 43,297 42,961 3,033 3,033 0.6
Total Collateral Held for Securities Loaned 2,697 3,033 0.6
Total Value $120,476 $145,851
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 9/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(1,855) $ – $985
Core International Equity 756 3,662 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% 14 (14) – 68
Total Income/Non Income Cash from Affiliated
Investments $1,053
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 14
Total Affiliated Income from Securities Loaned, Net $14
Total Value $770 $1,793 $ –

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 9.4% )
a
Value
Basic Materials (0.7%)
Ball Metalpack Finco, LLC, Term
Loan
$ 135,450
4.621%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 135,168
Flexsys, Inc./Ohio, Term Loan
945,000
0.000%,  (LIBOR 1M +
5.250%), 8/12/2028
b,c,d,e
940,275
Hexion, Inc., Term Loan
490,301
3.650%,  (LIBOR 3M +
3.500%), 7/1/2026
b
490,301
INEOS US Petrochem, LLC, Term
Loan
758,100
3.250%,  (LIBOR 1M +
2.750%), 1/29/2026
b
758,100
Innophos Holdings, Inc., Term
Loan
492,500
3.834%,  (LIBOR 1M +
3.750%), 2/7/2027
b,e
493,116
Momentive Performance Materials
USA, LLC, Term Loan
454,538
3.340%,  (LIBOR 1M +
3.250%), 5/15/2024
b
453,542
Nouryon USA, LLC, Term Loan
985,581
2.832%,  (LIBOR 1M +
2.750%), 10/1/2025
b
978,436
Pixelle Specialty Solutions, LLC,
Term Loan
868,743
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
866,753
Sparta US HoldCo, LLC, Term
Loan
140,000
4.250%,  (LIBOR 3M +
3.500%), 8/2/2028
b
140,175
Venator Finance SARL, Term Loan
565,581
3.084%,  (LIBOR 1M +
3.000%), 8/8/2024
b
557,335
Total 5,813,201
Capital Goods (1.3%)
Bingo Industries, Ltd., Term Loan
345,000
4.000%,  (LIBOR 3M +
3.500%), 8/9/2028
b,e
344,137
Flex Acquisition Company, Inc.,
Term Loan
988,294
3.145%,  (LIBOR 3M +
3.000%), 6/29/2025
b
982,009
194,513
4.000%,  (LIBOR 3M +
3.500%), 3/2/2028
b
194,053
Gemini HDPE, LLC, Term Loan
698,618
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
698,618
GFL Environmental, Inc., Term
Loan
764,225
3.500%,  (LIBOR 3M +
3.000%), 5/31/2025
b
765,180
Grinding Media, Inc., Term Loan
955,000
0.000%,  (LIBOR 1M +
4.000%), 9/22/2028
b,c,d,e
956,194
Groupe Solmax, Inc., Term Loan
400,000
0.000%,  (LIBOR 1M +
4.750%), 7/23/2028
b,c,d
399,168
Principal
Amount Bank Loans (9.4%)
a
Value
Capital Goods (1.3%) - continued
Hyperion Materials &
Technologies, Inc., Term Loan
$ 575,000
5.000%,  (LIBOR 1M +
4.500%), 7/30/2028
b,e
$ 575,719
Mauser Packaging Solutions
Holding Company, Term Loan
698,872
3.334%,  (LIBOR 1M +
3.250%), 4/3/2024
b
683,909
Natgasoline, LLC, Term Loan
583,500
3.625%,  (LIBOR 1M +
3.500%), 11/14/2025
b,e
582,041
Pactiv Evergreen Group Holdings,
Inc., Term Loan
496,250
3.334%,  (LIBOR 1M +
3.250%), 2/5/2026
b
492,528
Quikrete Holdings Inc., Term Loan
565,000
0.000%,  (LIBOR 1M +
3.000%), 6/11/2028
b,c,d
562,955
RLG Holdings, LLC, Delayed Draw
103,797
3.131%,  (LIBOR 3M +
2.125%), 7/8/2028
b,c,d
103,863
RLG Holdings, LLC, Term Loan
410,000
5.000%,  (LIBOR 3M +
4.250%), 7/8/2028
b
410,258
TransDigm, Inc., Term Loan
1,734,112
2.334%,  (LIBOR 1M +
2.250%), 12/9/2025
b
1,712,436
TricorBraun Holdings, Inc.,
Delayed Draw
163,288
3.750%,  (LIBOR 1M +
3.250%), 3/3/2028
b,c,d
162,289
TricorBraun Holdings, Inc., Term
Loan
724,757
3.750%,  (LIBOR 1M +
3.250%), 3/3/2028
b
720,321
Trident TPI Holdings, Inc., Delayed
Draw
72,500
0.000%,  (LIBOR 1M +
4.000%), 9/17/2028
b,c,d
72,575
Trident TPI Holdings, Inc., Term
Loan
502,500
4.500%,  (LIBOR 3M +
4.000%), 9/17/2028
b,c,d
503,023
Waterlogic USA Holdings, Inc.
Term Loan
515,000
0.000%,  (LIBOR 1M +
4.750%), 8/12/2028
b,c,d
514,681
Total 11,435,957
Communications Services (1.8%)
Allen Media, LLC, Delayed Draw
219,000
0.000%,  (LIBOR 1M +
5.500%), 2/10/2027
b,c,d
218,658
Allen Media, LLC, Term Loan
241,000
0.000%,  (LIBOR 1M +
5.500%), 2/10/2027
b,c,d
240,624
Altice France SA, Term Loan
430,875
2.879%,  (LIBOR 3M +
2.750%), 7/31/2025
b
423,516
Cablevision Lightpath, LLC, Term
Loan
709,638
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
710,170

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (9.4%)
a
Value
Communications Services (1.8%) - continued
CCI Buyer, Inc., Term Loan
$ 184,075
4.500%,  (LIBOR 3M +
4.000%), 12/17/2027
b
$ 184,574
CommScope, Inc., Term Loan
1,244,600
3.334%,  (LIBOR 1M +
3.250%), 4/4/2026
b
1,237,083
DIRECTV Financing, LLC, Term
Loan
1,070,000
5.750%,  (LIBOR 3M +
5.000%), 8/2/2027
b
1,070,332
E.W. Scripps Company, Term Loan
307,963
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
308,391
Entercom Media Corporation, Term
Loan
665,503
2.585%,  (LIBOR 1M +
2.500%), 11/17/2024
b
655,108
iHeartCommunications, Inc., Term
Loan
511,359
3.084%,  (LIBOR 1M +
3.000%), 5/1/2026
b
507,417
Indy US Bidco, LLC, Term Loan
437,800
4.084%,  (LIBOR 1M +
4.000%), 3/5/2028
b
438,584
Meredith Corporation, Term Loan
613,784
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
626,060
Metronet Systems Holdings, LLC,
Term Loan
637,292
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b
637,770
NEP Group, Inc., Term Loan
977,424
3.334%,  (LIBOR 1M +
3.250%), 10/20/2025
b
939,138
Nexstar Media, Inc., Term Loan
1,109,164
2.586%,  (LIBOR 1M +
2.500%), 9/19/2026
b
1,107,500
ORBCOMM, Inc., Term Loan
505,000
5.000%,  (LIBOR 3M +
4.250%), 9/1/2028
b
504,157
Radiate Holdco, LLC, Term Loan
1,682,287
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
1,679,865
Terrier Media Buyer, Inc., Term
Loan
923,025
3.584%,  (LIBOR 1M +
3.500%), 12/17/2026
b
920,717
Univision Communications, Inc.,
Term Loan
470,000
0.000%,  (LIBOR 1M +
3.250%), 5/21/2028
b,c,d
468,910
Voyage Australia Property, Ltd.,
Term Loan
480,000
4.000%,  (LIBOR 3M +
3.500%), 6/18/2028
b
479,400
WideOpenWest Finance, LLC,
Term Loan
617,634
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
617,374
Xplornet Communications, Inc.,
Term Loan
731,864
4.837%,  (LIBOR 1M +
4.750%), 6/10/2027
b
730,949
Principal
Amount Bank Loans (9.4%)
a
Value
Communications Services (1.8%) - continued
$ 505,000
0.000%,  (LIBOR 1M +
4.000%), 9/30/2028
b,c,d,e
$ 503,737
445,000
0.000%,  (LIBOR 1M +
7.000%), 9/30/2029
b,c,d
440,550
Total 15,650,584
Consumer Cyclical (1.5%)
ACProducts Holdings, Inc., Term
Loan
892,763
4.750%,  (LIBOR 3M +
4.250%), 5/17/2028
b
890,691
AI Aqua Merger Sub, Inc., Delayed
Draw
64,375
0.000%,  (LIBOR 1M +
4.000%), 7/30/2028
b,c,d
64,552
AI Aqua Merger Sub, Inc., Term
Loan
515,000
4.500%,  (LIBOR 1M +
4.000%), 7/30/2028
b
516,416
American Trailer World
Corporation, Term Loan
573,562
4.500%,  (LIBOR 1M +
3.750%), 3/5/2028
b
570,551
Caesars Resort Collection, LLC,
Term Loan
425,000
0.000%,  (LIBOR 1M +
3.500%), 7/20/2025
b,c,d
425,153
Carnival Corporation, Term Loan
467,632
3.750%,  (LIBOR 3M +
3.000%), 6/30/2025
b
464,565
Cengage Learning, Inc., Term
Loan
940,000
5.750%,  (LIBOR 3M +
4.750%), 7/14/2026
b
945,452
CP Atlas Buyer, Inc., Term Loan
582,075
4.250%,  (LIBOR 3M +
3.750%), 11/23/2027
b
579,892
Golden Entertainment, Inc., Term
Loan
1,246,061
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
1,241,389
Golden Nugget, LLC, Term Loan
700,658
3.250%,  (LIBOR 3M +
2.500%), 10/4/2023
b
696,965
LCPR Loan Financing, LLC, Term
Loan
600,000
3.834%,  (LIBOR 1M +
3.750%), 10/15/2028
b
600,000
Michaels Companies, Inc., Term
Loan
937,650
5.000%,  (LIBOR 3M +
4.250%), 4/15/2028
b
938,072
Raptor Acquisition Corporation,
Term Loan
320,000
4.750%,  (LIBOR 3M +
4.000%), 11/1/2026
b
320,880
Scientific Games International,
Inc., Term Loan
2,482,748
2.834%,  (LIBOR 1M +
2.750%), 8/14/2024
b
2,470,657
Staples, Inc., Term Loan
264,221
4.626%,  (LIBOR 3M +
4.500%), 9/12/2024
b
256,582

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (9.4%)
a
Value
Consumer Cyclical (1.5%) - continued
$ 438,332
5.126%,  (LIBOR 3M +
5.000%), 4/12/2026
b
$ 417,213
Tenneco, Inc., Term Loan
704,704
3.084%,  (LIBOR 1M +
3.000%), 10/1/2025
b
697,805
Truck Hero, Inc., Term Loan
159,200
4.000%,  (LIBOR 1M +
3.250%), 2/24/2028
b
158,769
Wyndham Hotels & Resorts, Inc.,
Term Loan
518,950
1.834%,  (LIBOR 1M +
1.750%), 5/30/2025
b
515,141
Total 12,770,745
Consumer Non-Cyclical (1.6%)
Adient US, LLC, Term Loan
249,375
3.584%,  (LIBOR 1M +
3.500%), 4/8/2028
b
249,270
Bausch Health Americas, Inc.,
Term Loan
1,237,134
3.084%,  (LIBOR 1M +
3.000%), 6/1/2025
b
1,235,278
Blue Ribbon, LLC, Term Loan
636,938
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b
624,199
Chobani, LLC, Term Loan
366,300
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
366,824
City Brewing Company, LLC, Term
Loan
365,000
4.250%,  (LIBOR 3M +
3.500%), 4/5/2028
b
361,197
CNT Holdings I Corporation, Term
Loan
472,625
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
472,923
135,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b
137,025
Endo Luxembourg Finance
Company I Sarl, Term Loan
447,750
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
b
437,053
Gainwell Acquisition Corporation,
Term Loan
935,288
4.750%,  (LIBOR 3M +
4.000%), 10/1/2027
b
936,654
Global Medical Response, Inc.,
Term Loan
235,812
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
236,520
2,255,000
0.000%,  (LIBOR 1M +
4.250%), 10/2/2025
b,c,d
2,261,765
2,153,725
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
2,160,186
Herens US Holdco Corporation,
Term Loan
872,813
4.123%,  (LIBOR 2M +
4.000%), 7/2/2028
b
875,152
Mamba Purchaser, Inc., Term Loan
90,000
0.000%,  (LIBOR 1M +
6.500%), 9/29/2029
b,c,d
90,000
Principal
Amount Bank Loans (9.4%)
a
Value
Consumer Non-Cyclical (1.6%) - continued
Ortho-Clinical Diagnostics SA,
Term Loan
$ 1,092,385
3.083%,  (LIBOR 1M +
3.000%), 6/30/2025
b
$ 1,091,020
PetSmart, LLC, Term Loan
1,125,000
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
1,126,609
Precision Medicine Group, LLC,
Delayed Draw
91,731
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,c,d
91,692
Precision Medicine Group, LLC,
Term Loan
697,995
3.750%,  (LIBOR 3M +
3.000%), 11/20/2027
b
697,701
Sotera Health Holdings, LLC, Term
Loan
457,000
3.250%,  (LIBOR 1M +
2.750%), 12/13/2026
b
455,478
Total 13,906,546
Energy (0.2%)
Calpine Corporation, Term Loan
918,062
2.590%,  (LIBOR 1M +
2.500%), 12/16/2027
b
915,611
GIP II Blue Holding LP, Term Loan
715,000
0.000%,  (LIBOR 3M +
4.500%), 9/22/2028
b,c,d
713,663
Lealand Finance Company BV,
Term Loan
213,219
0.000%,PIK 3.000%, (LIBOR
1M + 4.000%), 6/30/2025
b,f
95,096
Total 1,724,370
Financials (0.5%)
Asurion, LLC, Term Loan
307,675
3.334%,  (LIBOR 1M +
3.250%), 12/23/2026
b
302,949
995,737
3.334%,  (LIBOR 1M +
3.250%), 7/31/2027
b
980,552
630,000
5.334%,  (LIBOR 1M +
5.250%), 2/3/2028
b
627,770
480,000
5.331%,  (LIBOR 1M +
5.250%), 1/15/2029
b
477,480
Digicel International Finance, Ltd.,
Term Loan
701,348
3.430%,  (LIBOR 3M +
3.250%), 5/27/2024
b
676,366
NCR Corporation, Term Loan
830,875
2.630%,  (LIBOR 3M +
2.500%), 8/28/2026
b
821,528
Tiger Acquisition, LLC, Term Loan
310,000
3.750%,  (LIBOR 3M +
3.250%), 6/1/2028
b
308,741
Total 4,195,386
Technology (1.0%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
756,555
3.629%,  (LIBOR 3M +
3.500%), 8/21/2026
b
740,221

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (9.4%)
a
Value
Technology (1.0%) - continued
Crown Subsea Communications
Holding, Inc., Term Loan
$ 733,253
5.750%,  (LIBOR 1M +
5.000%), 4/27/2027
b
$ 737,528
Gogo Intermediate Holdings, LLC,
Term Loan
802,988
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
803,654
Gridiron Fiber Corporation, Term
Loan
345,000
0.000%,  (LIBOR 1M +
4.500%), 8/23/2028
b,c,d
334,867
Lummus Technology Holdings V,
LLC, Term Loan
459,422
3.584%,  (LIBOR 1M +
3.500%), 6/30/2027
b
458,466
Prime Security Services Borrower,
LLC, Term Loan
2,104,425
3.500%,  (LIBOR 1M +
2.750%), 9/23/2026
b
2,101,311
Rackspace Technology Global,
Inc., Term Loan
1,353,200
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
1,342,902
Redstone Holdco 2 LP, Term Loan
461,313
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b
453,240
263,037
8.500%,  (LIBOR 3M +
7.750%), 8/6/2029
b
255,803
SS&C Technologies, Inc., Term
Loan
105,321
1.834%,  (LIBOR 1M +
1.750%), 4/16/2025
b
104,176
76,706
1.834%,  (LIBOR 1M +
1.750%), 4/16/2025
b
75,873
Zayo Group Holdings, Inc., Term
Loan
1,416,355
3.084%,  (LIBOR 1M +
3.000%), 3/9/2027
b
1,403,141
Total 8,811,182
Transportation (0.5%)
AAdvantage Loyalty IP, Ltd., Term
Loan
1,590,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b
1,643,217
Air Canada, Term Loan
329,000
4.250%,  (LIBOR 3M +
3.500%), 8/11/2028
b
330,096
Genesee & Wyoming, Inc., Term
Loan
980,075
2.132%,  (LIBOR 3M +
2.000%), 12/30/2026
b
973,616
Hertz Corporation, Term Loan
249,375
4.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b
249,415
47,115
4.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b
47,123
SkyMiles IP, Ltd., Term Loan
950,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
1,009,793
Principal
Amount Bank Loans (9.4%)
a
Value
Transportation (0.5%) - continued
United Airlines, Inc., Term Loan
$ 477,600
4.500%,  (LIBOR 3M +
3.750%), 4/21/2028
b
$ 480,532
Total 4,733,792
Utilities (0.3%)
Advanced Drainage Systems, Inc.,
Term Loan
84,638
2.375%,  (LIBOR 1M +
2.250%), 9/24/2026
b
84,638
CQP Holdco LP, Term Loan
1,127,175
4.250%,  (LIBOR 1M +
3.750%), 6/4/2028
b
1,123,422
EnergySolutions, LLC, Term Loan
399,952
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b,e
398,952
Exgen Renewables IV, LLC, Term
Loan
285,000
3.500%,  (LIBOR 3M +
2.500%), 12/15/2027
b
284,644
Osmose Utilities Services, Inc.,
Term Loan
200,000
3.750%,  (LIBOR 1M +
3.250%), 6/17/2028
b
199,126
PG&E Corporation, Term Loan
468,708
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
460,360
Total 2,551,142
Total Bank Loans
(cost $81,444,145) 81,592,905
Principal
Amount Long-Term Fixed Income ( 55.3% ) Value
Asset-Backed Securities (3.2%)
510 Asset Backed Trust
600,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
g,h
599,680
550,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
g,h
549,252
522 Funding CLO, Ltd.
1,000,000
2.534%,  (LIBOR 3M +
2.400%), 4/20/2030, Ser.
2019-4A, Class CR
b,g
1,000,026
950,000
3.988%,  (LIBOR 3M +
3.850%), 10/23/2033, Ser.
2020-6A, Class D
b,g
950,517
Anchorage Capital CLO 21, Ltd.
875,000
2.537%,  (LIBOR 3M +
2.400%), 10/20/2034, Ser.
2021-21A, Class C
b,g
875,000
Arch Street CLO, Ltd.
975,000
3.584%,  (LIBOR 3M +
3.450%), 10/20/2028, Ser.
2016-2A, Class DR2
b,g
971,811
Ares LVII CLO, Ltd.
950,000
4.475%,  (LIBOR 3M +
4.350%), 10/25/2031, Ser.
2020-57A, Class D
b,g
950,745
Babson CLO, Ltd.
1,780,000
3.034%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,g
1,747,154

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (55.3%) Value
Asset-Backed Securities (3.2%) - continued
Bardot CLO, Ltd.
$ 1,250,000
2.015%,  (LIBOR 3M +
1.900%), 10/22/2032, Ser.
2019-2A, Class CR
b,d,g
$ 1,250,000
Benefit Street Partners CLO II, Ltd.
750,000
2.026%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,g
743,014
Benefit Street Partners CLO, Ltd.
400,000
2.259%,  (LIBOR 3M +
2.150%), 7/15/2032, Ser.
2019-17A, Class CR
b,g
400,247
Cent CLO, LP
1,700,000
2.425%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,g
1,700,330
Colony American Finance, Ltd.
950,000
2.239%,  3/26/2029, Ser.
2021-RTL1, Class A1
g,h
951,597
Conn's Receivables Funding
61,221
1.710%,  6/16/2025, Ser.
2020-A, Class A
g
61,262
Dryden 36 Senior Loan Fund
750,000
2.176%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,g
750,075
Foundation Finance Trust
146,062
3.300%,  7/15/2033, Ser.
2017-1A, Class A
g
147,766
Galaxy XIX CLO, Ltd.
350,000
1.975%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,g
350,027
Goldentree Loan Management US
CLO 8, Ltd.
1,000,000
2.090%,  (LIBOR 3M +
2.000%), 10/20/2034, Ser.
2020-8A, Class CR
b,g
1,000,185
Harley Marine Financing, LLC
1,207,538
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
g
1,180,242
Longfellow Place CLO, Ltd.
1,550,000
2.426%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,g
1,550,043
Neuberger Berman CLO, Ltd.
1,225,000
3.126%,  (LIBOR 3M +
3.000%), 10/15/2029, Ser.
2013-15A, Class DR2
b,g
1,225,003
OCP CLO, Ltd.
925,000
2.116%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,g
924,999
Octagon Investment Partners 50,
Ltd.
1,200,000
4.426%,  (LIBOR 3M +
4.300%), 10/15/2033, Ser.
2020-4A, Class D
b,g
1,200,482
Palmer Square Loan Funding, Ltd.
1,000,000
2.384%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,g
1,000,317
Principal
Amount Long-Term Fixed Income (55.3%) Value
Asset-Backed Securities (3.2%) - continued
Preston Ridge Partners Mortgage
Trust, LLC
$ 325,000
3.474%,  7/25/2026, Ser.
2021-6, Class A2
g,h
$ 324,534
Saxon Asset Securities Trust
399,056
3.474%,  8/25/2035, Ser.
2004-2, Class MF2
b
394,892
TCI-Flatiron CLO, Ltd.
2,435,000
2.334%,  (LIBOR 3M +
2.200%), 1/17/2032, Ser.
2016-1A, Class CR2
b,g
2,439,135
THL Credit Wind River CLO, Ltd.
1,250,000
2.976%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,g
1,249,990
VCAT Asset Securitization, LLC
250,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
g,h
250,062
Wind River CLO, Ltd.
725,000
2.134%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,g
725,265
Total 27,463,652
Basic Materials (1.1%)
Alcoa Nederland Holding BV
420,000 5.500%,  12/15/2027
g
450,492
Anglo American Capital plc
98,000 2.250%,  3/17/2028
g
97,411
BWAY Holding Company
240,000 5.500%,  4/15/2024
g
242,100
Chemours Company
290,000 5.750%,  11/15/2028
g
303,688
Cleveland-Cliffs, Inc.
250,000 5.875%,  6/1/2027 258,750
160,000 4.625%,  3/1/2029
g
163,400
160,000 4.875%,  3/1/2031
g
165,200
Consolidated Energy Finance SA
285,000 6.875%,  6/15/2025
g
294,975
421,000 5.625%,  10/15/2028
d,g
421,000
DuPont de Nemours, Inc.
97,000 4.725%,  11/15/2028 114,065
First Quantum Minerals, Ltd.
470,000 7.500%,  4/1/2025
g
482,140
90,000 6.875%,  10/15/2027
g
95,175
Freeport-McMoRan, Inc.
360,000 4.125%,  3/1/2028 373,050
390,000 4.250%,  3/1/2030 412,912
Glencore Funding, LLC
147,000 4.000%,  3/27/2027
g
161,661
Hecla Mining Company
120,000 7.250%,  2/15/2028 129,259
Hudbay Minerals, Inc.
280,000 4.500%,  4/1/2026
g
277,200
Ingevity Corporation
430,000 3.875%,  11/1/2028
g
428,925
Kraton Polymers, LLC
380,000 4.250%,  12/15/2025
g
397,100
LYB International Finance III, LLC
137,000 1.250%,  10/1/2025 136,883
Mercer International, Inc.
270,000 5.125%,  2/1/2029 275,737

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (55.3%) Value
Basic Materials (1.1%) - continued
Mosaic Company
$ 55,000 3.250%,  11/15/2022 $ 56,573
147,000 4.050%,  11/15/2027 165,186
Novelis Corporation
110,000 3.250%,  11/15/2026
g
111,560
160,000 4.750%,  1/30/2030
g
168,432
110,000 3.875%,  8/15/2031
g
108,796
Nutrien, Ltd.
98,000 4.000%,  12/15/2026 109,374
OCI NV
218,000 4.625%,  10/15/2025
g
228,900
Olin Corporation
500,000 5.125%,  9/15/2027 519,375
SCIH Salt Holdings, Inc.
275,000 4.875%,  5/1/2028
g
276,375
Southern Copper Corporation
194,000 3.875%,  4/23/2025 209,908
SPCM SA
286,000 3.375%,  3/15/2030
g
285,778
SunCoke Energy, Inc.
180,000 4.875%,  6/30/2029
g
179,325
Syngenta Finance NV
195,000 5.182%,  4/24/2028
g
219,105
Unifrax Escrow Issuer Corporation
261,000 5.250%,  9/30/2028
g
264,263
United States Steel Corporation
474,000 6.875%,  3/1/2029 505,386
Venator Finance SARL
290,000 5.750%,  7/15/2025
g
274,050
Westlake Chemical Corporation
98,000 3.600%,  8/15/2026 107,599
Xstrata Finance Canada, Ltd.
163,000 4.950%,  11/15/2021
g
163,535
Total 9,634,643
Capital Goods (1.9%)
AECOM
450,000 5.125%,  3/15/2027 498,375
Amsted Industries, Inc.
315,000 5.625%,  7/1/2027
g
328,709
Ardagh Packaging Finance plc
295,000 5.250%,  8/15/2027
g
300,311
Boeing Company
255,000 4.875%,  5/1/2025 283,792
166,000 2.196%,  2/4/2026 167,224
147,000 3.250%,  3/1/2028 153,854
196,000 5.150%,  5/1/2030 230,043
Bombardier, Inc.
80,000 7.125%,  6/15/2026
g
84,000
290,000 7.875%,  4/15/2027
g
300,650
245,000 6.000%,  2/15/2028
g
247,756
Brand Industrial Services, Inc.
140,000 8.500%,  7/15/2025
g
140,525
Builders FirstSource, Inc.
185,000 5.000%,  3/1/2030
g
197,142
BWAY Holding Company
290,000 7.250%,  4/15/2025
g
288,232
Carrier Global Corporation
147,000 2.722%,  2/15/2030 152,080
Caterpillar Financial Services
Corporation
111,000 1.450%,  5/15/2025 113,121
Principal
Amount Long-Term Fixed Income (55.3%) Value
Capital Goods (1.9%) - continued
Chart Industries, Inc., Convertible
$ 232,000 1.000%,  11/15/2024
g
$ 757,335
CNH Industrial Capital, LLC
67,000 1.950%,  7/2/2023 68,486
Coinbase Global, Inc.
75,000 3.375%,  10/1/2028
g
72,062
Cornerstone Building Brands, Inc.
390,000 6.125%,  1/15/2029
g
414,560
Covanta Holding Corporation
280,000 6.000%,  1/1/2027 290,256
95,000 5.000%,  9/1/2030 95,950
CP Atlas Buyer, Inc.
250,000 7.000%,  12/1/2028
g
250,625
Crown Americas Capital
Corporation IV
70,000 4.500%,  1/15/2023 73,430
Crown Cork & Seal Company, Inc.
410,000 7.375%,  12/15/2026 506,350
General Electric Company
495,000
3.446%,  (LIBOR 3M +
3.330%), 12/15/2021
b,i
484,481
98,000 3.625%,  5/1/2030 108,897
GFL Environmental, Inc.
233,000 4.000%,  8/1/2028
g
231,253
280,000 3.500%,  9/1/2028
g
281,750
H&E Equipment Services, Inc.
486,000 3.875%,  12/15/2028
g
484,105
Howmet Aerospace, Inc.
12,000 6.875%,  5/1/2025 14,040
281,000 3.000%,  1/15/2029 283,417
Huntington Ingalls Industries, Inc.
147,000 4.200%,  5/1/2030 165,921
JELD-WEN, Inc.
340,000 4.625%,  12/15/2025
g
345,212
John Deere Capital Corporation
147,000 1.500%,  3/6/2028 146,036
KBR, Inc., Convertible
457,000 2.500%,  11/1/2023 732,343
Meritage Homes Corporation
146,000 3.875%,  4/15/2029
g
153,300
Meritor, Inc.
200,000 4.500%,  12/15/2028
g
200,500
Nesco Holdings II, Inc.
185,000 5.500%,  4/15/2029
g
191,882
New Enterprise Stone and Lime
Company, Inc.
370,000 5.250%,  7/15/2028
d,g
374,163
Otis Worldwide Corporation
172,000 2.056%,  4/5/2025 177,728
Owens-Brockway Glass Container,
Inc.
250,000 5.875%,  8/15/2023
g
264,375
Pactiv Evergreen Group
225,000 4.375%,  10/15/2028
g
225,844
Parker-Hannifin Corporation
97,000 2.700%,  6/14/2024 101,804
Patrick Industries, Inc., Convertible
149,000 1.000%,  2/1/2023 168,556
PGT Innovations, Inc.
298,000 4.375%,  10/1/2029
g
300,235
Raytheon Technologies
Corporation
98,000 4.125%,  11/16/2028 111,542

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (55.3%) Value
Capital Goods (1.9%) - continued
Republic Services, Inc.
$ 98,000 3.950%,  5/15/2028 $ 110,557
Roper Technologies, Inc.
117,000 2.350%,  9/15/2024 122,503
Siemens
Financieringsmaatschappij NV
147,000 1.700%,  3/11/2028
g
146,474
SRM Escrow Issuer, LLC
435,000 6.000%,  11/1/2028
g
460,556
Standard Industries, Inc.
380,000 4.375%,  7/15/2030
g
387,600
Sunpower Corporation,
Convertible
143,000 4.000%,  1/15/2023 174,984
Textron, Inc.
147,000 3.650%,  3/15/2027 161,175
Titan Acquisition, Ltd.
125,000 7.750%,  4/15/2026
g
127,716
TransDigm, Inc.
220,000 6.250%,  3/15/2026
g
229,350
820,000 5.500%,  11/15/2027 842,550
70,000 4.625%,  1/15/2029 69,878
United Rentals North America, Inc.
340,000 4.875%,  1/15/2028 359,462
240,000 4.000%,  7/15/2030 249,000
United Technologies Corporation
146,000 3.950%,  8/16/2025 160,791
Victors Merger Corporation
178,000 6.375%,  5/15/2029
g
170,435
W.W. Grainger, Inc.
115,000 1.850%,  2/15/2025 118,530
Waste Pro USA, Inc.
140,000 5.500%,  2/15/2026
g
141,400
WESCO Distribution, Inc.
400,000 7.250%,  6/15/2028
g
443,000
Total 16,038,213
Collateralized Mortgage Obligations (5.3%)
Alternative Loan Trust
441,222
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 345,004
Banc of America Alternative Loan
Trust
648,551
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 648,992
Banc of America Mortgage
Securities Trust
424,083
2.444%,  9/25/2035, Ser.
2005-H, Class 3A1
b
429,801
Bear Stearns Adjustable Rate
Mortgage Trust
35,928
2.380%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
36,897
Bellemeade Re, Ltd.
896,075
1.686%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,g
896,642
Business Jet Securities, LLC
386,044
2.981%,  11/15/2035, Ser.
2020-1A, Class A
g
391,048
Principal
Amount Long-Term Fixed Income (55.3%) Value
Collateralized Mortgage Obligations (5.3%) -
continued
CHL Mortgage Pass-Through Trust
$ 759,817
2.759%,  11/20/2035, Ser.
2005-HYB7, Class 6A1
b
$ 703,897
304,441
2.664%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
319,968
958,801
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 716,235
CIM Trust
455,794
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,g
478,650
Citigroup Mortgage Loan Trust,
Inc.
119,092
2.604%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
117,057
975,420
2.901%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
981,166
Countrywide Alternative Loan Trust
471,967
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 466,567
219,662
2.842%,  10/25/2035, Ser.
2005-43, Class 4A1
b
212,651
190,994
2.856%,  10/25/2035, Ser.
2005-43, Class 1A1
b
189,441
259,151
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 248,448
Countrywide Home Loan
Mortgage Pass Through Trust
321,542
2.580%,  11/25/2035, Ser.
2005-22, Class 2A1
b
308,052
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
712,157
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 726,649
Eagle Re, Ltd.
812,112
1.886%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,g
813,533
Federal Home Loan Mortgage
Corporation
1,889,831
3.500%,  8/15/2035, Ser.
345, Class C8
j
218,853
Federal Home Loan Mortgage
Corporation - REMIC
4,839,601
1.500%,  12/25/2050, Ser.
5107, Class IO
j
413,731
327,924
2.500%,  12/15/2022, Ser.
4155, Class AI
j
3,424
425,821
2.500%,  5/15/2027, Ser.
4106, Class HI
j
16,117
1,509,643
3.000%,  5/15/2027, Ser.
4046, Class GI
j
74,729
1,220,732
3.000%,  7/15/2027, Ser.
4084, Class NI
j
68,112
1,882,419
3.000%,  7/15/2027, Ser.
4074, Class IO
j
107,307
553,342
2.500%,  2/15/2028, Ser.
4162, Class AI
j
27,030
1,242,952
2.500%,  2/15/2028, Ser.
4161, Class UI
j
65,229
1,801,252
2.500%,  3/15/2028, Ser.
4177, Class EI
j
92,330
1,712,444
3.500%,  10/15/2032, Ser.
4119, Class KI
j
198,991

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (55.3%) Value
Collateralized Mortgage Obligations (5.3%) -
continued
$ 1,072,777
3.000%,  2/15/2033, Ser.
4170, Class IG
j
$ 104,621
2,122,686
3.000%,  4/15/2033, Ser.
4203, Class DI
j
151,378
Federal National Mortgage
Association - REMIC
2,487,712
3.000%,  7/25/2027, Ser.
2012-73, Class DI
j
124,925
1,615,299
3.000%,  7/25/2027, Ser.
2012-74, Class AI
j
72,621
2,989,659
3.000%,  8/25/2027, Ser.
2012-95, Class HI
j
128,702
1,581,871
3.500%,  9/25/2027, Ser.
2012-98, Class YI
j
93,285
4,258,724
3.000%,  11/25/2027, Ser.
2012-121, Class BI
j
257,029
2,171,805
3.000%,  12/25/2027, Ser.
2012-139, Class DI
j
104,994
1,155,165
2.500%,  1/25/2028, Ser.
2012-152, Class AI
j
56,340
2,932,602
3.000%,  1/25/2028, Ser.
2012-147, Class EI
j
143,533
831,050
2.500%,  2/25/2028, Ser.
2013-46, Class CI
j
33,870
1,570,577
3.000%,  2/25/2028, Ser.
2013-2, Class GI
j
87,639
568,127
3.000%,  4/25/2028, Ser.
2013-30, Class DI
j
33,487
2,144,439
3.000%,  11/25/2031, Ser.
2013-69, Class IO
j
103,182
1,450,131
3.000%,  2/25/2033, Ser.
2013-1, Class YI
j
143,678
12,954,127
1.500%,  2/25/2036, Ser.
2021-1, Class IY
j
830,945
7,096,474
1.500%,  2/25/2036, Ser.
2021-3, Class UI
j
378,777
First Horizon Alternative Mortgage
Securities Trust
208,456
2.454%,  3/25/2035, Ser.
2005-AA2, Class 1A1
b
198,270
185,213
2.556%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
181,780
Flagstar Mortgage Trust
500,000
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,g
514,375
Genworth Mortgage Insurance
Corporation
750,000
2.136%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
b,g
755,625
725,000
1.950%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,g
726,791
GMAC Mortgage Corporation
Loan Trust
372,255
3.132%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
366,055
Government National Mortgage
Association
471,464
4.000%,  1/16/2027, Ser.
2012-3, Class IO
j
25,283
Principal
Amount Long-Term Fixed Income (55.3%) Value
Collateralized Mortgage Obligations (5.3%) -
continued
Homeward Opportunities Fund I
Trust
$ 1,000,000
5.684%,  11/25/2058, Ser.
2018-2, Class B2
b,g
$ 1,012,586
IndyMac IMJA Mortgage Loan
Trust
613,101
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 387,010
IndyMac INDX Mortgage Loan
Trust
1,614,561
0.506%,  (LIBOR 1M +
0.420%), 4/25/2046, Ser.
2006-AR2, Class 1A1B
b
1,551,249
J.P. Morgan Alternative Loan Trust
505,025
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 396,650
J.P. Morgan Mortgage Trust
86,895
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 95,054
375,565
2.861%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
326,758
Legacy Mortgage Asset Trust
1,079,622
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
g,h
1,086,292
Master Asset Securitization Trust
629,393
0.586%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
121,252
MASTR Alternative Loans Trust
233,857
0.536%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
31,467
Merrill Lynch Alternative Note
Asset Trust
294,573
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 178,517
Merrill Lynch Mortgage Investors
Trust
716,104
2.989%,  6/25/2035, Ser.
2005-A5, Class M1
b
458,306
Palmer Square Loan Funding, Ltd.
1,250,000
1.921%,  (LIBOR 3M +
1.750%), 7/20/2029, Ser.
2021-3A, Class B
b,g
1,250,901
Preston Ridge Partners Mortgage
Trust, LLC
1,229,571
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,g
1,232,663
912,863
4.750%,  10/25/2024, Ser.
2019-GS1, Class A2
b,g
916,312
609,292
3.671%,  8/25/2025, Ser.
2020-2, Class A1
g,h
613,197
Pretium Mortgage Credit Partners,
LLC
950,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
g,h
948,850
1,000,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
g,h
998,009
Radnor RE, Ltd.
1,700,000
2.786%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,g
1,713,904

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (55.3%) Value
Collateralized Mortgage Obligations (5.3%) -
continued
Renaissance Home Equity Loan
Trust
$ 1,155,858
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
h
$ 676,233
Residential Accredit Loans, Inc.
Trust
467,225
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 459,479
215,782
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 215,500
288,087
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 280,792
460,392
5.750%,  4/25/2037, Ser.
2007-QS6, Class A28 442,210
282,116
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 277,188
Residential Asset Securitization
Trust
402,551
2.029%,  1/25/2034, Ser.
2004-IP1, Class A1
b
413,874
1,004,857
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 1,049,613
Residential Funding Mortgage
Security I Trust
595,046
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 572,906
Sequoia Mortgage Trust
521,731
2.883%,  9/20/2046, Ser.
2007-1, Class 4A1
b
408,330
Silver Hill Trust
710,016
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,g
723,484
Stanwich Mortgage Loan Trust
56,250
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
g,h
56,331
Starwood Mortgage Residential
Trust
1,175,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,g
1,206,139
Structured Adjustable Rate
Mortgage Loan Trust
199,368
2.775%,  7/25/2035, Ser.
2005-15, Class 4A1
b
186,919
129,940
3.191%,  9/25/2035, Ser.
2005-18, Class 1A1
b
103,710
Structured Asset Mortgage
Investments, Inc.
430,220
0.706%,  (LIBOR 1M +
0.620%), 12/25/2035, Ser.
2005-AR4, Class A1
b
418,785
Toorak Mortgage Corporation, Ltd.
671,605
4.458%,  3/25/2022, Ser.
2019-1, Class A1
g,h
674,000
1,250,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
g,h
1,255,746
Vericrest Opportunity Loan
Transferee
950,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
g,h
950,578
1,150,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
g,h
1,150,329
790,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
g,h
789,523
Principal
Amount Long-Term Fixed Income (55.3%) Value
Collateralized Mortgage Obligations (5.3%) -
continued
$ 225,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
g,h
$ 224,812
400,000
4.949%,  4/25/2051, Ser.
2021-NPL7, Class A2
g,h
399,959
1,250,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
g,h
1,249,152
WaMu Mortgage Pass Through
Certificates
526,910
1.513%,  (COF 11 + 1.250%),
3/25/2047, Ser. 2007-OA2,
Class 2A
b
515,859
Washington Mutual Mortgage Pass
Through Certificates
663,778
7.000%,  4/25/2037, Ser.
2007-2, Class 1A1 377,899
Washington Mutual Mortgage
Pass-Through Certificates
327,401
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 326,978
ZH Trust Revolving Single Family
Home Notes
930,000
3.262%,  2/18/2027, Ser.
2021-1, Class B
g
930,297
675,000
3.506%,  10/17/2027, Ser.
2021-2, Class B
d,g
674,999
Total 46,264,337
Commercial Mortgage-Backed Securities (0.1%)
BFLD Trust
950,000
1.784%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,g
955,895
Total 955,895
Communications Services (2.6%)
Altice France SA
135,000 8.125%,  2/1/2027
g
145,260
100,000 5.500%,  1/15/2028
g
101,672
290,000 5.125%,  7/15/2029
g
284,338
373,000 5.500%,  10/15/2029
d,g
369,226
AMC Networks, Inc.
345,000 4.250%,  2/15/2029 343,275
American Tower Corporation
96,000 3.375%,  5/15/2024 102,274
195,000 4.400%,  2/15/2026 217,833
96,000 1.450%,  9/15/2026 95,554
147,000 3.800%,  8/15/2029 163,008
AT&T, Inc.
190,000 4.450%,  4/1/2024 205,865
195,000 1.700%,  3/25/2026 197,414
147,000 4.300%,  2/15/2030 168,694
Cable One, Inc., Convertible
486,000 1.125%,  3/15/2028
g,k
493,110
CCO Holdings, LLC
285,000 5.500%,  5/1/2026
g
293,915
460,000 5.125%,  5/1/2027
g
479,003
460,000 4.750%,  3/1/2030
g
480,918
360,000 4.250%,  1/15/2034
g
356,625
Cengage Learning, Inc.
410,000 9.500%,  6/15/2024
g
419,569
Charter Communications
Operating, LLC
170,000 4.500%,  2/1/2024 183,924

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (55.3%) Value
Communications Services (2.6%) - continued
$ 104,000 4.908%,  7/23/2025 $ 116,961
147,000 5.050%,  3/30/2029 172,120
Clear Channel Worldwide
Holdings, Inc.
350,000 7.750%,  4/15/2028
g
368,375
Comcast Corporation
38,000 3.700%,  4/15/2024 40,869
117,000 3.950%,  10/15/2025 129,790
117,000 2.350%,  1/15/2027 122,717
245,000 3.400%,  4/1/2030 269,828
Consolidated Communications,
Inc.
160,000 5.000%,  10/1/2028
g
165,200
Crown Castle International
Corporation
98,000 3.800%,  2/15/2028 107,768
CSC Holdings, LLC
540,000 5.375%,  2/1/2028
g
564,300
395,000 4.125%,  12/1/2030
g
387,594
Cumulus Media New Holdings,
Inc.
260,000 6.750%,  7/1/2026
g,k
269,100
Deutsche Telekom International
Finance BV
105,000 2.485%,  9/19/2023
g
108,649
DIRECTV Holdings, LLC
90,000 5.875%,  8/15/2027
g
93,937
Discovery Communications, LLC
114,000 2.950%,  3/20/2023 117,934
DISH DBS Corporation
250,000 7.375%,  7/1/2028 265,119
Entercom Media Corporation
250,000 6.500%,  5/1/2027
g
255,710
Fox Corporation
157,000 4.030%,  1/25/2024 168,451
97,000 4.709%,  1/25/2029 112,999
Front Range BidCo, Inc.
380,000 4.000%,  3/1/2027
g
378,187
250,000 6.125%,  3/1/2028
g
253,445
Frontier Communications
Corporation
230,000 5.875%,  10/15/2027
g
244,375
GCI, LLC
290,000 4.750%,  10/15/2028
g
304,443
Gray Television, Inc.
270,000 4.750%,  10/15/2030
g
265,275
Hughes Satellite Systems
Corporation
150,000 6.625%,  8/1/2026 170,554
iHeartCommunications, Inc.
290,000 4.750%,  1/15/2028
g
298,845
LCPR Senior Secured Financing
DAC
250,000 6.750%,  10/15/2027
g
265,000
Level 3 Financing, Inc.
480,000 4.625%,  9/15/2027
g
493,824
285,000 4.250%,  7/1/2028
g
287,203
Liberty Interactive, LLC,
Convertible
172,000 3.500%,  1/15/2031 211,105
Ligado Networks, LLC
151,332
0.000%,PIK 15.500%,
11/1/2023
f,g
146,792
Principal
Amount Long-Term Fixed Income (55.3%) Value
Communications Services (2.6%) - continued
NBN Company, Ltd.
$ 171,000 2.625%,  5/5/2031
g
$ 173,485
Netflix, Inc.
111,000 5.875%,  2/15/2025 126,510
735,000 4.875%,  4/15/2028 847,087
97,000 5.875%,  11/15/2028 118,864
Nexstar Escrow Corporation
400,000 5.625%,  7/15/2027
g
423,190
NTT Finance Corporation
117,000 1.162%,  4/3/2026
g
116,330
Omnicom Group, Inc.
147,000 4.200%,  6/1/2030 168,073
Radiate Holdco, LLC
155,000 6.500%,  9/15/2028
g
158,047
Scripps Escrow II, Inc.
150,000 5.375%,  1/15/2031
g
147,473
Scripps Escrow, Inc.
185,000 5.875%,  7/15/2027
g
189,856
SFR Group SA
286,000 7.375%,  5/1/2026
g
296,754
Sinclair Television Group, Inc.
430,000 5.500%,  3/1/2030
g
426,517
Sirius XM Radio, Inc.
375,000 5.000%,  8/1/2027
g
391,875
200,000 4.000%,  7/15/2028
g
203,375
Sprint Capital Corporation
595,000 6.875%,  11/15/2028 761,600
295,000 8.750%,  3/15/2032 440,689
Sprint Corporation
960,000 7.625%,  2/15/2025 1,122,221
Telesat Canada
150,000 4.875%,  6/1/2027
g
138,000
55,000 6.500%,  10/15/2027
g
47,669
Terrier Media Buyer, Inc.
210,000 8.875%,  12/15/2027
g
222,050
T-Mobile USA, Inc.
113,000 3.500%,  4/15/2025 121,736
196,000 3.875%,  4/15/2030 216,416
40,000 2.875%,  2/15/2031 40,340
United States Cellular Corporation
250,000 6.700%,  12/15/2033 309,855
Uniti Fiber Holdings, Inc.,
Convertible
133,000 4.000%,  6/15/2024
g
164,837
Uniti Group, LP
90,000 4.750%,  4/15/2028
g
91,913
230,000 6.500%,  2/15/2029
g
236,593
Univision Communications, Inc.
230,000 6.625%,  6/1/2027
g
249,838
VeriSign, Inc.
210,000 4.750%,  7/15/2027 220,899
Verizon Communications, Inc.
195,000 2.100%,  3/22/2028 197,943
147,000 3.150%,  3/22/2030 157,210
98,000 2.550%,  3/21/2031 99,204
220,000 2.355%,  3/15/2032
g
217,568
Viacom, Inc.
118,000 5.875%,  2/28/2057
b
119,481
Viasat, Inc.
410,000 5.625%,  9/15/2025
g
415,507
Vodafone Group plc
220,000 7.000%,  4/4/2079
b
269,116

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (55.3%) Value
Communications Services (2.6%) - continued
VTR Finance NV
$ 190,000 6.375%,  7/15/2028
g
$ 204,725
Walt Disney Company
97,000 3.800%,  3/22/2030 110,245
Ziggo BV
474,000 5.500%,  1/15/2027
g
489,998
135,000 4.875%,  1/15/2030
g
139,219
Total 22,850,254
Consumer Cyclical (3.5%)
1011778 B.C., ULC
440,000 4.375%,  1/15/2028
g
446,692
Allen Media, LLC
180,000 10.500%,  2/15/2028
g
184,860
Allied Universal Holdco, LLC
150,000 6.625%,  7/15/2026
g
158,592
410,000 4.625%,  6/1/2028
g
409,364
135,000 6.000%,  6/1/2029
g
133,217
Allison Transmission, Inc.
410,000 3.750%,  1/30/2031
g
398,725
Amazon.com, Inc.
195,000 1.650%,  5/12/2028 196,567
98,000 1.500%,  6/3/2030 95,313
American Axle & Manufacturing,
Inc.
480,000 6.500%,  4/1/2027 500,400
American Honda Finance
Corporation
49,000 1.200%,  7/8/2025 49,268
Ashton Woods USA, LLC
180,000 4.625%,  8/1/2029
g
181,751
Best Buy Company, Inc.
98,000 1.950%,  10/1/2030 95,423
Bloomin' Brands, Inc., Convertible
149,000 5.000%,  5/1/2025
k
336,518
Boyd Gaming Corporation
270,000 4.750%,  6/15/2031
g
278,437
Boyne USA, Inc.
210,000 4.750%,  5/15/2029
g
216,825
Brookfield Residential Properties,
Inc.
290,000 6.250%,  9/15/2027
g
304,868
310,000 5.000%,  6/15/2029
g
316,990
Burlington Stores, Inc., Convertible
443,000 2.250%,  4/15/2025 643,457
Caesars Entertainment, Inc.
145,000 8.125%,  7/1/2027
g
163,013
298,000 4.625%,  10/15/2029
g
301,725
Carnival Corporation
51,000 11.500%,  4/1/2023
g
56,929
100,000 7.625%,  3/1/2026
g
106,750
410,000 5.750%,  3/1/2027
g
423,837
295,000 4.000%,  8/1/2028
g
297,950
Cedar Fair, LP
380,000 5.250%,  7/15/2029 389,500
Churchill Downs, Inc.
185,000 4.750%,  1/15/2028
g
193,556
Cinemark USA, Inc.
135,000 5.875%,  3/15/2026
g
136,350
Clarios Global, LP
140,000 8.500%,  5/15/2027
g
148,925
Colt Merger Sub, Inc.
426,000 6.250%,  7/1/2025
g
448,475
Principal
Amount Long-Term Fixed Income (55.3%) Value
Consumer Cyclical (3.5%) - continued
D.R. Horton, Inc.
$ 56,000 2.600%,  10/15/2025 $ 58,779
Daimler Finance North America,
LLC
150,000 1.450%,  3/2/2026
g
150,671
Dana, Inc.
305,000 5.625%,  6/15/2028 328,439
Darden Restaurants, Inc.
195,000 3.850%,  5/1/2027 216,311
Dick's Sporting Goods Inc.,
Convertible
189,000 3.250%,  4/15/2025 693,276
Empire Communities Corporation
290,000 7.000%,  12/15/2025
g
303,050
Expedia Group, Inc.
147,000 4.625%,  8/1/2027 166,651
146,000 3.250%,  2/15/2030 150,994
Expedia Group, Inc., Convertible
212,000 Zero Coupon,  2/15/2026
g,k
228,886
Ford Motor Company
170,000 9.000%,  4/22/2025 204,430
100,000 9.625%,  4/22/2030 141,547
355,000 7.450%,  7/16/2031 463,222
Ford Motor Company, Convertible
792,000 Zero Coupon,  3/15/2026
g
853,875
Ford Motor Credit Company, LLC
375,000 4.063%,  11/1/2024 394,309
720,000 4.134%,  8/4/2025 761,400
480,000 2.700%,  8/10/2026 480,960
Forestar Group, Inc.
185,000 3.850%,  5/15/2026
g
184,769
Gap, Inc.
89,000 3.625%,  10/1/2029
g
89,222
General Motors Company
111,000 6.125%,  10/1/2025 130,058
147,000 6.800%,  10/1/2027 183,591
General Motors Financial
Company, Inc.
108,000 3.150%,  6/30/2022 109,942
233,000 3.950%,  4/13/2024 249,018
43,000 2.900%,  2/26/2025 45,114
111,000 2.750%,  6/20/2025 116,051
196,000 5.700%,  9/30/2030
b,i
225,645
97,000 2.700%,  6/10/2031 96,703
Goodyear Tire & Rubber Company
185,000 5.000%,  7/15/2029
g
196,331
135,000 5.250%,  7/15/2031
g
143,775
Guitar Center Escrow Issuer II, Inc.
89,000 8.500%,  1/15/2026
g
95,452
Hanesbrands, Inc.
257,000 4.875%,  5/15/2026
g
278,331
Harley-Davidson Financial
Services, Inc.
180,000 4.050%,  2/4/2022
g
182,183
Herc Holdings, Inc.
260,000 5.500%,  7/15/2027
g
272,798
Hilton Domestic Operating
Company, Inc.
495,000 4.875%,  1/15/2030 531,016
Hilton Grand Vacations Borrower
Escrow, LLC
365,000 5.000%,  6/1/2029
g
372,300

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (55.3%) Value
Consumer Cyclical (3.5%) - continued
Hyundai Capital America
$ 78,000 1.800%,  10/15/2025
g
$ 78,765
147,000 3.000%,  2/10/2027
g
154,606
94,000 2.100%,  9/15/2028
g
92,641
International Game Technology plc
315,000 5.250%,  1/15/2029
g
336,663
KB Home
240,000 4.800%,  11/15/2029 261,600
Kohl's Corporation
147,000 3.375%,  5/1/2031 151,275
L Brands, Inc.
420,000 6.625%,  10/1/2030
g
476,700
100,000 6.875%,  11/1/2035 125,500
Landry's, Inc.
320,000 6.750%,  10/15/2024
g
320,416
Lennar Corporation
65,000 4.125%,  1/15/2022 65,000
6,000 4.875%,  12/15/2023 6,473
58,000 5.875%,  11/15/2024 65,237
110,000 4.750%,  5/30/2025 122,561
Lowe's Companies, Inc.
144,000 4.000%,  4/15/2025 157,797
195,000 4.500%,  4/15/2030 228,587
Macy's Retail Holdings, LLC
270,000 5.875%,  4/1/2029
g
293,753
Magic MergerCo, Inc.
435,000 5.250%,  5/1/2028
g
448,703
Marriott International, Inc.
223,000 3.750%,  10/1/2025 239,744
146,000 4.625%,  6/15/2030 166,800
Mattamy Group Corporation
430,000 5.250%,  12/15/2027
g
449,350
McDonald's Corporation
294,000 3.800%,  4/1/2028 328,577
MGM Resorts International
575,000 5.750%,  6/15/2025 626,750
Nissan Motor Company, Ltd.
116,000 3.043%,  9/15/2023
g
120,671
O'Reilly Automotive, Inc.
147,000 3.900%,  6/1/2029 164,704
Penn National Gaming, Inc.
270,000 4.125%,  7/1/2029
g
266,868
PetSmart, Inc.
370,000 4.750%,  2/15/2028
g
380,175
210,000 7.750%,  2/15/2029
g
229,163
Prime Security Services Borrower,
LLC
650,000 5.750%,  4/15/2026
g
703,144
Procter & Gamble Company
98,000 1.200%,  10/29/2030 93,227
Real Hero Merger Sub 2, Inc.
210,000 6.250%,  2/1/2029
g
217,875
Realogy Group, LLC
350,000 5.750%,  1/15/2029
g
363,041
Rite Aid Corporation
320,000 7.500%,  7/1/2025
g
319,926
Ross Stores, Inc.
98,000 1.875%,  4/15/2031 94,566
Royal Caribbean Cruises, Ltd.
400,000 9.125%,  6/15/2023
g
434,722
370,000 4.250%,  7/1/2026
g
362,434
150,000 5.500%,  4/1/2028
g
153,421
Principal
Amount Long-Term Fixed Income (55.3%) Value
Consumer Cyclical (3.5%) - continued
Scientific Games International, Inc.
$ 355,000 5.000%,  10/15/2025
g
$ 365,206
350,000 7.250%,  11/15/2029
g
393,273
SeaWorld Parks and
Entertainment, Inc.
190,000 5.250%,  8/15/2029
g
194,394
Six Flags Theme Parks, Inc.
190,000 7.000%,  7/1/2025
g
202,350
Staples, Inc.
430,000 7.500%,  4/15/2026
g
436,117
Target Corporation
98,000 2.350%,  2/15/2030 101,431
Tenneco, Inc.
335,000 5.000%,  7/15/2026
k
329,940
Toll Brothers Finance Corporation
222,000 5.875%,  2/15/2022 222,833
146,000 4.350%,  2/15/2028 159,870
Toyota Motor Credit Corporation
147,000 1.900%,  4/6/2028 148,938
Uber Technologies, Inc.
210,000 6.250%,  1/15/2028
g
225,223
Vista Outdoor, Inc.
350,000 4.500%,  3/15/2029
g
354,925
Volkswagen Group of America
Finance, LLC
200,000 4.250%,  11/13/2023
g
214,514
56,000 3.350%,  5/13/2025
g
59,870
Wabash National Corporation
298,000 4.500%,  10/15/2028
d,g
297,628
Wyndham Destinations, Inc.
250,000 6.625%,  7/31/2026
g
284,693
Wyndham Hotels & Resorts, Inc.
150,000 4.375%,  8/15/2028
g
156,590
Yum! Brands, Inc.
390,000 4.750%,  1/15/2030
g
422,690
ZF North America Capital, Inc.
200,000 4.750%,  4/29/2025
g
216,000
Total 30,601,296
Consumer Non-Cyclical (3.1%)
Abbott Laboratories
195,000 3.875%,  9/15/2025 215,785
AbbVie, Inc.
108,000 2.900%,  11/6/2022 110,919
107,000 2.800%,  3/15/2023 110,084
457,000 3.600%,  5/14/2025 494,359
195,000 3.200%,  11/21/2029 210,115
Agilent Technologies, Inc.
98,000 2.300%,  3/12/2031 98,100
Albertson's Companies, Inc.
397,000 3.500%,  3/15/2029
g
396,196
190,000 4.875%,  2/15/2030
g
204,725
Altria Group, Inc.
119,000 4.400%,  2/14/2026 133,654
98,000 4.800%,  2/14/2029 112,620
Amgen, Inc.
147,000 2.450%,  2/21/2030 150,130
Anheuser-Busch Companies, LLC
113,000 3.650%,  2/1/2026 123,941
Anheuser-Busch InBev Worldwide,
Inc.
195,000 4.750%,  1/23/2029 229,569

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (55.3%) Value
Consumer Non-Cyclical (3.1%) - continued
Anthem, Inc.
$ 166,000 2.375%,  1/15/2025 $ 172,928
147,000 2.550%,  3/15/2031 151,083
Astrazeneca Finance, LLC
195,000 1.750%,  5/28/2028 196,134
AstraZeneca plc
194,000 0.700%,  4/8/2026 189,928
BAT Capital Corporation
89,000 3.222%,  8/15/2024 94,349
BAT International Finance plc
111,000 1.668%,  3/25/2026 111,062
Bausch Health Companies, Inc.
55,000 5.000%,  1/30/2028
g
52,180
450,000 5.000%,  2/15/2029
g
419,062
Becton, Dickinson and Company
147,000 2.823%,  5/20/2030 154,030
Boston Scientific Corporation
144,000 3.450%,  3/1/2024 152,870
Bristol-Myers Squibb Company
195,000 3.200%,  6/15/2026 212,600
146,000 3.900%,  2/20/2028 165,063
Bunge, Ltd. Finance Corporation
196,000 2.750%,  5/14/2031 198,597
Centene Corporation
290,000 4.250%,  12/15/2027 303,528
165,000 4.625%,  12/15/2029 179,817
805,000 3.000%,  10/15/2030 825,125
Central Garden & Pet Company
350,000 4.125%,  10/15/2030 357,875
Cigna Corporation
156,000 4.125%,  11/15/2025 173,359
Community Health Systems, Inc.
140,000 5.625%,  3/15/2027
g
146,598
200,000 6.000%,  1/15/2029
g
212,000
370,000 6.875%,  4/15/2029
g
370,869
Conagra Brands, Inc.
118,000 4.300%,  5/1/2024 127,920
Constellation Brands, Inc.
195,000 3.150%,  8/1/2029 208,525
CVS Health Corporation
149,000 4.100%,  3/25/2025 163,470
77,000 4.300%,  3/25/2028 87,830
DaVita, Inc.
470,000 4.625%,  6/1/2030
g
483,447
Diageo Capital plc
133,000 1.375%,  9/29/2025 134,504
Edgewell Personal Care Company
200,000 5.500%,  6/1/2028
g
211,226
Encompass Health Corporation
445,000 4.500%,  2/1/2028 459,462
Endo Finance, LLC
135,000 9.500%,  7/31/2027
g,k
135,300
Energizer Holdings, Inc.
335,000 4.375%,  3/31/2029
g
332,469
Estee Lauder Companies, Inc.
98,000 1.950%,  3/15/2031 97,754
General Mills, Inc.
97,000 4.200%,  4/17/2028 110,529
Gilead Sciences, Inc.
147,000 2.950%,  3/1/2027 157,989
H. J. Heinz Company
100,000 5.200%,  7/15/2045 125,254
Principal
Amount Long-Term Fixed Income (55.3%) Value
Consumer Non-Cyclical (3.1%) - continued
HCA, Inc.
$ 985,000 5.375%,  2/1/2025 $ 1,100,737
244,000 5.250%,  6/15/2026 279,995
HLF Financing Sarl, LLC
365,000 4.875%,  6/1/2029
g
365,000
Humana, Inc.
97,000 2.150%,  2/3/2032 94,757
Illumina, Inc.
165,000 9.000%,  7/1/2028
g
181,912
Imperial Brands Finance plc
105,000 3.125%,  7/26/2024
g
110,480
Ionis Pharmaceuticals, Inc.,
Convertible
119,000 0.125%,  12/15/2024 108,515
Jazz Investments I, Ltd.,
Convertible
517,000 2.000%,  6/15/2026 596,812
JBS USA Food Company
90,000 5.750%,  1/15/2028
g
94,501
JBS USA, LLC
75,000 6.500%,  4/15/2029
g
83,812
430,000 5.500%,  1/15/2030
g
478,255
Keurig Dr Pepper, Inc.
195,000 2.250%,  3/15/2031
k
195,305
Kraft Foods Group, Inc.
500,000 5.000%,  6/4/2042 613,170
Kraft Heinz Foods Company
147,000 3.875%,  5/15/2027 160,511
315,000 4.625%,  1/30/2029 359,611
550,000 3.750%,  4/1/2030 599,283
230,000 4.250%,  3/1/2031 260,020
Kroger Company
98,000 4.500%,  1/15/2029 114,773
Mattel, Inc.
375,000 3.375%,  4/1/2026
g
386,662
McKesson Corporation
111,000 0.900%,  12/3/2025 109,238
145,000 1.300%,  8/15/2026 143,801
Molina Healthcare, Inc.
350,000 4.375%,  6/15/2028
g
364,133
Mozart Debt Merger Sub, Inc.
502,000 3.875%,  4/1/2029
d,g
502,000
372,000 5.250%,  10/1/2029
d,g
378,510
MPH Acquisition Holdings, LLC
273,000 5.750%,  11/1/2028
g,k
257,161
Mylan, Inc.
73,000 4.200%,  11/29/2023 77,790
Novartis Capital Corporation
114,000 1.750%,  2/14/2025 117,165
99,000 3.000%,  11/20/2025 106,917
Ortho-Clinical Diagnostics, Inc.
210,000 7.250%,  2/1/2028
g
224,726
Par Pharmaceutical, Inc.
300,000 7.500%,  4/1/2027
g
305,625
PepsiCo, Inc.
147,000 1.625%,  5/1/2030 144,018
Philip Morris International, Inc.
209,000 1.500%,  5/1/2025 212,078
Pilgrim's Pride Corporation
267,000 3.500%,  3/1/2032
g
271,506
QBE Insurance Group, Ltd.
240,000 5.875%,  5/12/2025
b,g,i
267,600

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (55.3%) Value
Consumer Non-Cyclical (3.1%) - continued
Royalty Pharma plc
$ 222,000 1.200%,  9/2/2025 $ 220,561
Scotts Miracle-Gro Company
415,000 4.500%,  10/15/2029 433,675
SEG Holding, LLC
400,000 5.625%,  10/15/2028
g
417,000
Simmons Foods, Inc.
335,000 4.625%,  3/1/2029
g
337,512
Spectrum Brands, Inc.
240,000 5.000%,  10/1/2029
g
258,000
150,000 5.500%,  7/15/2030
g
166,125
Stryker Corporation
97,000 3.650%,  3/7/2028 107,646
Syneos Health, Inc.
310,000 3.625%,  1/15/2029
g
309,132
Sysco Corporation
175,000 5.650%,  4/1/2025 201,273
98,000 5.950%,  4/1/2030 124,655
Tenet Healthcare Corporation
99,000 4.625%,  7/15/2024 100,485
805,000 5.125%,  11/1/2027
g
839,212
140,000 6.125%,  10/1/2028
g
147,066
Teva Pharmaceutical Finance
Netherlands III BV
225,000 2.800%,  7/21/2023 223,659
220,000 3.150%,  10/1/2026 210,650
Thermo Fisher Scientific, Inc.
112,000 4.133%,  3/25/2025 123,222
97,000 1.750%,  10/15/2028 96,667
98,000 4.497%,  3/25/2030 115,963
TreeHouse Foods, Inc.
142,000 4.000%,  9/1/2028
k
138,971
United Natural Foods, Inc.
290,000 6.750%,  10/15/2028
g
313,925
UnitedHealth Group, Inc.
245,000 3.850%,  6/15/2028 277,190
Universal Health Services, Inc.
145,000 1.650%,  9/1/2026
g
144,149
49,000 2.650%,  1/15/2032
g
48,522
Upjohn, Inc.
111,000 1.650%,  6/22/2025
g
112,111
VRX Escrow Corporation
791,000 6.125%,  4/15/2025
g
807,334
Winnebago Industries, Inc.,
Convertible
377,000 1.500%,  4/1/2025 499,269
Zoetis, Inc.
109,000 3.250%,  2/1/2023 112,330
146,000 3.900%,  8/20/2028 164,062
Total 26,981,678
Energy (2.8%)
Antero Resources Corporation
325,000 5.375%,  3/1/2030
g
342,274
Apache Corporation
125,000 4.875%,  11/15/2027 136,315
310,000 4.375%,  10/15/2028 335,187
100,000 5.100%,  9/1/2040 111,998
Archrock Partners, LP
340,000 6.250%,  4/1/2028
g
351,636
BP Capital Markets America, Inc.
235,000 4.234%,  11/6/2028 269,524
Principal
Amount Long-Term Fixed Income (55.3%) Value
Energy (2.8%) - continued
BP Capital Markets plc
$ 240,000 4.875%,  3/22/2030
b,i
$ 263,822
Buckeye Partners, LP
210,000 4.125%,  3/1/2025
g
217,615
280,000 3.950%,  12/1/2026 285,600
Canadian Natural Resources, Ltd.
244,000 2.050%,  7/15/2025 249,817
Cenovus Energy, Inc.
314,000 5.375%,  7/15/2025 357,664
Cheniere Corpus Christi Holdings,
LLC
200,000 5.875%,  3/31/2025 225,926
Cheniere Energy Partners, LP
97,000 4.500%,  10/1/2029 103,124
207,000 3.250%,  1/31/2032
g
207,683
Cheniere Energy, Inc., Convertible
77,000 4.250%,  3/15/2045 66,062
Chevron Corporation
111,000 1.554%,  5/11/2025 113,490
Cimarex Energy Company
195,000 4.375%,  6/1/2024 210,273
CNX Resources Corporation
175,000 6.000%,  1/15/2029
g
185,062
CNX Resources Corporation,
Convertible
322,000 2.250%,  5/1/2026 400,890
Comstock Resources, Inc.
230,000 5.875%,  1/15/2030
g
239,200
Continental Resources, Inc.
297,000 4.375%,  1/15/2028 328,556
200,000 5.750%,  1/15/2031
g
241,750
Devon Energy Corporation
111,000 5.250%,  9/15/2024
g
122,949
195,000 4.500%,  1/15/2030
g
212,528
Diamondback Energy, Inc.
74,000 2.875%,  12/1/2024 77,700
49,000 3.125%,  3/24/2031 50,880
DT Midstream, Inc.
275,000 4.125%,  6/15/2029
g
278,866
90,000 4.375%,  6/15/2031
g
92,700
Enagas SA
430,000 5.500%,  1/15/2028
g
440,213
Enbridge, Inc.
98,000 3.700%,  7/15/2027 107,712
887,000 6.250%,  3/1/2078
b
988,556
Encana Corporation
150,000 6.625%,  8/15/2037 205,717
Endeavor Energy Resources, LP
210,000 5.750%,  1/30/2028
g
221,025
Energean Israel Finance, Ltd.
290,000 4.500%,  3/30/2024
g
295,800
Energy Transfer Operating, LP
90,000 4.200%,  9/15/2023 95,592
271,000 5.875%,  1/15/2024 297,835
147,000 3.750%,  5/15/2030 158,842
Energy Transfer, LP
264,000 6.625%,  2/15/2028
b,i
256,740
EnLink Midstream Partners, LP
310,000 4.850%,  7/15/2026 325,407
135,000 5.600%,  4/1/2044 128,925
Enterprise Products Operating,
LLC
97,000 4.150%,  10/16/2028 110,353

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (55.3%) Value
Energy (2.8%) - continued
$ 430,000 4.875%,  8/16/2077
b
$ 423,557
EQM Midstream Partners, LP
445,000 6.500%,  7/1/2027
g
500,514
EQT Corporation
90,000 3.125%,  5/15/2026
g
92,261
445,000 3.900%,  10/1/2027 481,592
EQT Corporation, Convertible
366,000 1.750%,  5/1/2026 576,999
Equinor ASA
70,000 2.875%,  4/6/2025 74,322
Exxon Mobil Corporation
195,000 2.992%,  3/19/2025 208,028
Genesis Energy, LP
150,000 6.500%,  10/1/2025 149,250
90,000 8.000%,  1/15/2027 91,125
Halliburton Company
98,000 2.920%,  3/1/2030 101,353
Harvest Midstream, LP
370,000 7.500%,  9/1/2028
g
394,105
Hess Corporation
74,000 3.500%,  7/15/2024 78,265
Hess Midstream Operations, LP
250,000 5.625%,  2/15/2026
g
259,375
Hilcorp Energy I, LP
300,000 5.750%,  2/1/2029
g
308,250
ITT Holdings, LLC
265,000 6.500%,  8/1/2029
g
267,319
Kinder Morgan Energy Partners,
LP
145,000 3.450%,  2/15/2023 149,959
Laredo Petroleum, Inc.
450,000 7.750%,  7/31/2029
g
451,125
Marathon Oil Corporation
98,000 4.400%,  7/15/2027 110,081
Marathon Petroleum Corporation
275,000 4.700%,  5/1/2025 306,968
MPLX, LP
243,000 1.750%,  3/1/2026 244,496
Murphy Oil Corporation
280,000 5.875%,  12/1/2027 291,410
Nabors Industries, Ltd.
350,000 7.250%,  1/15/2026
g
340,410
National Fuel Gas Company
195,000 5.500%,  1/15/2026 224,611
Newfield Exploration Company
372,000 5.625%,  7/1/2024 412,491
97,000 5.375%,  1/1/2026 109,674
NGL Energy Operating, LLC
200,000 7.500%,  2/1/2026
g
203,750
NGL Energy Partners, LP
200,000 7.500%,  11/1/2023 194,366
NuStar Logistics, LP
360,000 5.750%,  10/1/2025 387,900
Oasis Petroleum, Inc.
230,000 6.375%,  6/1/2026
g
240,925
Occidental Petroleum Corporation
180,000 3.450%,  7/15/2024 184,050
210,000 3.400%,  4/15/2026 215,382
95,000 8.500%,  7/15/2027 118,981
605,000 3.500%,  8/15/2029 615,358
200,000 6.450%,  9/15/2036 251,625
555,000 4.400%,  4/15/2046 553,529
Principal
Amount Long-Term Fixed Income (55.3%) Value
Energy (2.8%) - continued
ONEOK, Inc.
$ 146,000 2.200%,  9/15/2025 $ 149,160
Ovintiv, Inc.
140,000 7.375%,  11/1/2031 189,904
PBF Holding Company, LLC
145,000 9.250%,  5/15/2025
g
137,388
Pioneer Natural Resources
Company
146,000 1.900%,  8/15/2030 139,692
Pioneer Natural Resources
Company, Convertible
186,000 0.250%,  5/15/2025 300,204
Plains All American Pipeline, LP
110,000 6.125%,  11/15/2022
b,i
99,550
238,000 4.650%,  10/15/2025 263,747
Precision Drilling Corporation
230,000 6.875%,  1/15/2029
g
240,222
Sabine Pass Liquefaction, LLC
147,000 4.200%,  3/15/2028 164,125
Schlumberger Finance Canada,
Ltd.
111,000 1.400%,  9/17/2025 112,181
Schlumberger Holdings
Corporation
61,000 4.300%,  5/1/2029
g
69,026
Shell International Finance BV
71,000 2.375%,  4/6/2025 74,245
SM Energy Company
135,000 6.500%,  7/15/2028
k
139,768
Southwestern Energy Company
185,000 5.375%,  2/1/2029
g
197,915
Suncor Energy, Inc.
112,000 3.100%,  5/15/2025 119,261
Sunoco, LP
370,000 5.875%,  3/15/2028 390,350
Targa Resources Partners, LP
160,000 5.375%,  2/1/2027 165,792
205,000 5.000%,  1/15/2028 215,250
80,000 4.875%,  2/1/2031 86,300
Teine Energy, Ltd.
190,000 6.875%,  4/15/2029
g
192,850
Transocean Proteus, Ltd.
99,000 6.250%,  12/1/2024
g
99,000
Transocean, Inc.
180,000 11.500%,  1/30/2027
g
185,400
USA Compression Partners, LP
150,000 6.875%,  4/1/2026 156,180
Venture Global Calcasieu Pass,
LLC
273,000 3.875%,  8/15/2029
g
281,204
160,000 4.125%,  8/15/2031
g
166,800
Vine Energy Holdings, LLC
185,000 6.750%,  4/15/2029
g
199,685
W&T Offshore, Inc.
116,000 9.750%,  11/1/2023
g
110,382
Western Gas Partners, LP
110,000 4.000%,  7/1/2022 111,675
Western Midstream Operating, LP
300,000 3.950%,  6/1/2025 317,030
160,000 5.500%,  8/15/2048 187,200

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (55.3%) Value
Energy (2.8%) - continued
Williams Companies, Inc.
$ 98,000 2.600%,  3/15/2031 $ 99,323
Total 24,686,023
Financials (7.1%)
AerCap Ireland Capital DAC
90,000 3.150%,  2/15/2024 93,848
150,000 6.500%,  7/15/2025 173,910
Air Lease Corporation
220,000 4.650%,  6/15/2026
b,i
230,175
Aircastle, Ltd.
205,000 5.250%,  6/15/2026
b,g,i
209,776
98,000 2.850%,  1/26/2028
g
99,250
Alliant Holdings Intermediate, LLC
90,000 6.750%,  10/15/2027
g
93,150
Ally Financial, Inc.
575,000 5.750%,  11/20/2025 657,483
440,000 4.700%,  5/15/2026
b,i
457,974
98,000 8.000%,  11/1/2031 141,348
Altice Financing SA
130,000 5.750%,  8/15/2029
g
125,922
American Express Company
113,000 3.400%,  2/22/2024 120,263
190,000 3.550%,  9/15/2026
b,i
193,581
American Finance Trust, Inc.
223,000 4.500%,  9/30/2028
d,g
223,000
American Homes 4 Rent, LP
97,000 2.375%,  7/15/2031 96,086
American International Group, Inc.
196,000 4.200%,  4/1/2028 223,339
AmWINS Group, Inc.
180,000 4.875%,  6/30/2029
g
182,529
Ares Capital Corporation
57,000 4.250%,  3/1/2025 61,179
226,000 3.875%,  1/15/2026 241,691
Ares Capital Corporation,
Convertible
192,000 4.625%,  3/1/2024 212,160
Australia and New Zealand
Banking Group, Ltd.
216,000 2.950%,  7/22/2030
b,g
224,523
Aviation Capital Group, LLC
150,000 5.500%,  12/15/2024
g
168,114
96,000 4.875%,  10/1/2025
g
105,797
Avolon Holdings Funding, Ltd.
195,000 4.250%,  4/15/2026
g
209,735
BAC Capital Trust XIV
248,000
4.000%,  (LIBOR 3M +
0.400%), 10/18/2021
b,i
248,001
Banco Santander Mexico SA
67,000 5.375%,  4/17/2025
g
74,886
Banco Santander SA
165,000 4.750%,  11/12/2026
b,i
168,064
Bank of America Corporation
200,000 3.004%,  12/20/2023
b
206,114
328,000 3.550%,  3/5/2024
b
341,921
244,000 4.200%,  8/26/2024 266,895
800,000 6.250%,  9/5/2024
b,i
880,000
113,000 3.458%,  3/15/2025
b
120,222
240,000 6.100%,  3/17/2025
b,i
267,631
279,000 1.319%,  6/19/2026
b
278,932
223,000 1.197%,  10/24/2026
b
221,324
145,000 1.734%,  7/22/2027
b
145,597
Principal
Amount Long-Term Fixed Income (55.3%) Value
Financials (7.1%) - continued
$ 480,000 5.875%,  3/15/2028
b,i
$ 547,848
294,000 3.593%,  7/21/2028
b
322,311
97,000 2.087%,  6/14/2029
b
96,844
392,000 3.974%,  2/7/2030
b
438,853
196,000 2.687%,  4/22/2032
b
199,581
Bank of New York Mellon
Corporation
120,000 4.700%,  9/20/2025
b,i
131,700
150,000 3.400%,  1/29/2028 165,028
Bank of Nova Scotia
360,000 4.900%,  6/4/2025
b,i
387,000
98,000 1.050%,  3/2/2026 96,895
Barclays plc
283,000 4.338%,  5/16/2024
b
299,560
195,000 8.000%,  6/15/2024
b,i
220,229
111,000 4.375%,  9/11/2024 120,935
134,000 2.852%,  5/7/2026
b
140,746
200,000 4.375%,  3/15/2028
b,i
199,860
145,000 4.972%,  5/16/2029
b
168,580
BNP Paribas SA
175,000 6.625%,  3/25/2024
b,g,i
189,385
141,000 2.819%,  11/19/2025
b,g
147,679
Boston Properties, LP
98,000 2.550%,  4/1/2032 97,861
BPCE SA
110,000 3.000%,  5/22/2022
g
111,884
114,000 2.375%,  1/14/2025
g
117,707
Brixmor Operating Partnership, LP
194,000 2.250%,  4/1/2028 195,653
Canadian Imperial Bank of
Commerce
114,000 2.250%,  1/28/2025 118,418
CANPACK SA
390,000 3.125%,  11/1/2025
g
396,337
Capital One Bank USA NA
165,000 3.375%,  2/15/2023 171,614
171,000 2.280%,  1/28/2026
b
177,190
Capital One Financial Corporation
110,000 3.950%,  9/1/2026
b,i
113,300
Cascades USA, Inc.
210,000 5.125%,  1/15/2026
g
223,244
Charles Schwab Corporation
440,000 5.375%,  6/1/2025
b,i
488,950
440,000 4.000%,  6/1/2026
b,i
458,700
147,000 2.000%,  3/20/2028 150,035
Chobani, LLC
400,000 4.625%,  11/15/2028
g
413,000
CIT Group, Inc.
195,000 5.250%,  3/7/2025 217,181
194,000 6.125%,  3/9/2028 234,521
Citigroup, Inc.
480,000 5.950%,  1/30/2023
b,i
500,400
286,000 5.000%,  9/12/2024
b,i
298,720
141,000 3.352%,  4/24/2025
b
149,763
91,000 5.950%,  5/15/2025
b,i
99,304
274,000 5.500%,  9/13/2025 316,183
230,000 4.000%,  12/10/2025
b,i
238,326
575,000 3.875%,  2/18/2026
b,i
587,219
338,000 1.122%,  1/28/2027
b
333,279
194,000 1.462%,  6/9/2027
b
192,857
391,000 4.075%,  4/23/2029
b
438,187
Citizens Financial Group, Inc.
205,000 4.000%,  10/6/2026
b,i
209,869

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (55.3%) Value
Financials (7.1%) - continued
CNA Financial Corporation
$ 126,000 3.950%,  5/15/2024 $ 135,412
Coinbase Global, Inc.
75,000 3.625%,  10/1/2031
g
71,297
Comerica, Inc.
120,000 5.625%,  7/1/2025
b,i
132,150
Commonwealth Bank of Australia
117,000 2.688%,  3/11/2031
g
116,633
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
216,000 3.950%,  11/9/2022 224,215
Cooperatieve Rabobank UA
111,000 1.339%,  6/24/2026
b,g
110,874
Corporate Office Properties, LP
192,000 2.250%,  3/15/2026 196,706
Credit Acceptance Corporation
310,000 5.125%,  12/31/2024
g
319,300
Credit Agricole SA
196,000 8.125%,  12/23/2025
b,g,i
236,670
98,000 3.250%,  1/14/2030
g
102,813
Credit Suisse Group AG
160,000 6.500%,  8/8/2023
g
175,088
110,000 7.500%,  12/11/2023
b,g,i
120,175
117,000 2.593%,  9/11/2025
b,g
121,288
110,000 7.250%,  9/12/2025
b,g,i
121,930
115,000 2.193%,  6/5/2026
b,g
117,158
96,000 3.869%,  1/12/2029
b,g
104,778
Dai-ichi Life Insurance Company,
Ltd.
693,000 5.100%,  10/28/2024
b,g,i,k
758,835
Danske Bank AS
177,000 5.000%,  1/12/2023
b,g
179,054
Deutsche Bank AG
332,000 2.129%,  11/24/2026
b
337,235
97,000 3.035%,  5/28/2032
b
98,417
Discover Bank
196,000 4.682%,  8/9/2028
b
208,503
Diversified Healthcare Trust
230,000 4.375%,  3/1/2031 222,465
Drawbridge Special Opportunities
Fund, LP
410,000 3.875%,  2/15/2026
g
421,272
Fidelity National Financial, Inc.
180,000 5.500%,  9/1/2022 188,347
Fifth Third Bancorp
240,000 4.500%,  9/30/2025
b,i
260,760
Fifth Third Bank NA
97,000 3.850%,  3/15/2026 106,879
First Horizon Bank
146,000 5.750%,  5/1/2030 178,358
First Horizon National Corporation
134,000 3.550%,  5/26/2023 139,822
FNB Corporation
229,000 2.200%,  2/24/2023 232,363
Fortress Transportation and
Infrastructure Investors, LLC
200,000 6.500%,  10/1/2025
g
205,876
130,000 5.500%,  5/1/2028
g
130,874
FS KKR Capital Corporation
96,000 3.400%,  1/15/2026 100,309
97,000 2.625%,  1/15/2027 97,237
FTI Consulting, Inc., Convertible
322,000 2.000%,  8/15/2023 450,478
Principal
Amount Long-Term Fixed Income (55.3%) Value
Financials (7.1%) - continued
GE Capital Funding, LLC
$ 200,000 3.450%,  5/15/2025 $ 215,710
49,000 4.050%,  5/15/2027 55,014
98,000 4.400%,  5/15/2030 113,555
Global Net Lease, Inc.
390,000 3.750%,  12/15/2027
g
387,249
Goldman Sachs Group, Inc.
222,000 0.627%,  11/17/2023
b
222,091
623,000 5.500%,  8/10/2024
b,i
672,840
111,000 3.500%,  4/1/2025 119,336
167,000 4.250%,  10/21/2025 184,941
166,000 0.855%,  2/12/2026
b
164,401
110,000 3.800%,  5/10/2026
b,i
112,613
280,000 3.650%,  8/10/2026
b,i
280,350
196,000 3.814%,  4/23/2029
b
216,907
98,000 3.800%,  3/15/2030 109,094
98,000 2.615%,  4/22/2032
b
99,185
97,000 2.383%,  7/21/2032
b
96,042
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.,
Convertible
151,000 4.125%,  9/1/2022 296,300
Hartford Financial Services Group,
Inc.
98,000 2.800%,  8/19/2029 102,408
HCRX Investments Holdco, LP
110,000 4.500%,  8/1/2029
g
110,550
HSBC Holdings plc
109,000 3.803%,  3/11/2025
b
116,262
110,000 6.375%,  3/30/2025
b,i
120,056
141,000 2.633%,  11/7/2025
b
147,072
133,000 1.589%,  5/24/2027
b
132,104
248,000 6.500%,  3/23/2028
b,i
279,362
273,000 4.583%,  6/19/2029
b
309,954
360,000 4.600%,  12/17/2030
b,i
359,892
117,000 2.804%,  5/24/2032
b
118,576
Huntington Bancshares, Inc.
360,000 4.450%,  10/15/2027
b,i
387,540
Icahn Enterprises, LP
275,000 6.375%,  12/15/2025 282,150
200,000 6.250%,  5/15/2026 209,000
160,000 5.250%,  5/15/2027 166,000
ING Groep NV
200,000 1.726%,  4/1/2027
b
201,134
Intercontinental Exchange, Inc.
52,000 0.700%,  6/15/2023 52,206
Invitation Homes Operating
Partnership, LP
145,000 2.000%,  8/15/2031 139,254
Iron Mountain, Inc.
855,000 4.875%,  9/15/2027
g
887,644
iStar, Inc.
355,000 4.250%,  8/1/2025 368,749
iStar, Inc., Convertible
250,000 3.125%,  9/15/2022 454,375
J.P. Morgan Chase & Company
238,000 5.150%,  5/1/2023
b,i
244,843
240,000 6.000%,  8/1/2023
b,i
253,200
240,000 6.750%,  2/1/2024
b,i
263,400
97,000 1.514%,  6/1/2024
b
98,615
382,000 5.000%,  8/1/2024
b,i
398,713
245,000 3.875%,  9/10/2024 266,384
283,000 4.023%,  12/5/2024
b
303,116
186,000 4.600%,  2/1/2025
b,i
190,185

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (55.3%) Value
Financials (7.1%) - continued
$ 111,000 2.083%,  4/22/2026
b
$ 114,170
415,000 3.650%,  6/1/2026
b,i
417,075
277,000 1.045%,  11/19/2026
b
272,799
195,000 1.578%,  4/22/2027
b
195,395
294,000 4.005%,  4/23/2029
b
328,526
97,000 2.069%,  6/1/2029
b
97,218
392,000 4.493%,  3/24/2031
b
457,416
Jefferies Finance, LLC
315,000 5.000%,  8/15/2028
g
319,331
KeyBank NA
147,000 3.900%,  4/13/2029 164,099
Kilroy Realty, LP
194,000 4.375%,  10/1/2025 215,769
KKR Real Estate Finance Trust,
Inc., Convertible
104,000 6.125%,  5/15/2023 110,359
Life Storage, LP
96,000 2.400%,  10/15/2031
d
95,069
Lincoln National Corporation
235,000
2.482%,  (LIBOR 3M +
2.358%), 11/17/2021
b
214,555
98,000 3.800%,  3/1/2028 109,101
Lloyds Banking Group plc
225,000 3.900%,  3/12/2024 241,900
100,000 7.500%,  6/27/2024
b,i
111,875
195,000 1.627%,  5/11/2027
b
194,836
200,000 6.657%,  5/21/2037
b,g,i
290,000
LPL Holdings, Inc.
240,000 4.000%,  3/15/2029
g
246,516
M&T Bank Corporation
180,000 3.500%,  9/1/2026
b,i
178,650
Macquarie Group, Ltd.
195,000 1.629%,  9/23/2027
b,g
194,049
MetLife, Inc.
240,000 3.850%,  9/15/2025
b,i
250,800
480,000 5.875%,  3/15/2028
b,i
564,369
MGM Growth Properties Operating
Partnership, LP
420,000 4.625%,  6/15/2025
g
452,550
Mid-America Apartments, LP
196,000 4.200%,  6/15/2028 224,210
Mitsubishi UFJ Financial Group,
Inc.
113,000 3.407%,  3/7/2024 120,305
134,000 1.412%,  7/17/2025 134,775
200,000 1.538%,  7/20/2027
b
199,804
147,000 3.741%,  3/7/2029 163,872
Mizuho Financial Group, Inc.
200,000 1.554%,  7/9/2027
b
199,561
200,000 2.564%,  9/13/2031 197,181
Morgan Stanley
64,000 4.875%,  11/1/2022 67,045
234,000 4.100%,  5/22/2023 247,059
111,000 0.560%,  11/10/2023
b
111,143
114,000 2.720%,  7/22/2025
b
119,452
78,000 5.000%,  11/24/2025 89,165
226,000 2.188%,  4/28/2026
b
233,346
111,000 0.985%,  12/10/2026
b
109,029
196,000 1.593%,  5/4/2027
b
196,583
193,000 1.512%,  7/20/2027
b
192,082
294,000 3.622%,  4/1/2031
b
324,037
MPT Operating Partnership, LP
270,000 5.250%,  8/1/2026 277,763
60,000 4.625%,  8/1/2029 64,380
Principal
Amount Long-Term Fixed Income (55.3%) Value
Financials (7.1%) - continued
National Retail Properties, Inc.
$ 98,000 2.500%,  4/15/2030 $ 99,312
Natwest Group plc
110,000 6.125%,  12/15/2022 117,023
26,000 6.100%,  6/10/2023 28,222
98,000 4.892%,  5/18/2029
b
114,112
180,000 4.600%,  6/28/2031
b,i
180,864
Navient Corporation
185,000 5.500%,  1/25/2023 193,325
90,000 5.000%,  3/15/2027 92,700
90,000 4.875%,  3/15/2028 90,732
NFP Corporation
120,000 6.875%,  8/15/2028
g
122,526
Nippon Life Insurance Company
480,000 5.100%,  10/16/2044
b,g
527,400
363,000 3.400%,  1/23/2050
b,g
375,251
Nomura Holdings, Inc.
145,000 2.172%,  7/14/2028 143,672
Omega Healthcare Investors, Inc.
95,000 4.750%,  1/15/2028 106,794
98,000 3.375%,  2/1/2031 99,782
OneMain Finance Corporation
135,000 3.500%,  1/15/2027 135,061
Owl Rock Capital Corporation
97,000 4.250%,  1/15/2026 104,110
Owl Rock Technology Finance
Corporation
48,000 4.750%,  12/15/2025
g
52,471
147,000 3.750%,  6/17/2026
g
155,187
Park Intermediate Holdings, LLC
100,000 4.875%,  5/15/2029
g
102,923
PayPal Holdings, Inc.
144,000 1.650%,  6/1/2025 147,564
97,000 2.850%,  10/1/2029 103,538
PennyMac Financial Services, Inc.
250,000 4.250%,  2/15/2029
g
238,019
Pine Street Trust I
98,000 4.572%,  2/15/2029
g
111,247
Playtika Holding Corporation
180,000 4.250%,  3/15/2029
g
180,574
PNC Bank NA
98,000 2.700%,  10/22/2029 102,766
PNC Financial Services Group,
Inc.
180,000 3.400%,  9/15/2026
b,i
179,550
Principal Life Global Funding II
146,000 1.250%,  8/16/2026
g
145,094
Provident Financing Trust I
112,000 7.405%,  3/15/2038
k
138,103
Prudential Financial, Inc.
245,000 5.625%,  6/15/2043
b
260,761
589,000 5.200%,  3/15/2044
b
630,148
120,000 3.700%,  10/1/2050
b
125,063
Quicken Loans, LLC
240,000 3.625%,  3/1/2029
g
242,700
Radian Group, Inc.
185,000 4.875%,  3/15/2027 201,626
Regions Financial Corporation
240,000 5.750%,  6/15/2025
b,i,k
267,672
Reinsurance Group of America,
Inc.
162,000 4.700%,  9/15/2023 174,200

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (55.3%) Value
Financials (7.1%) - continued
Royal Bank of Scotland Group plc
$ 135,000 4.269%,  3/22/2025
b
$ 145,684
146,000 3.754%,  11/1/2029
b
155,810
Santander Holdings USA, Inc.
196,000 3.450%,  6/2/2025 209,867
Santander UK Group Holdings plc
200,000 1.673%,  6/14/2027
b
199,148
147,000 3.823%,  11/3/2028
b
160,805
Service Properties Trust
130,000 4.750%,  10/1/2026 128,700
220,000 4.950%,  2/15/2027 219,450
200,000 5.500%,  12/15/2027 213,142
Simon Property Group, LP
155,000 2.000%,  9/13/2024 160,435
193,000 2.650%,  7/15/2030 198,940
Societe Generale SA
141,000 2.625%,  10/16/2024
g
146,700
240,000 8.000%,  9/29/2025
b,g,i
281,011
133,000 1.488%,  12/14/2026
b,g
131,517
Spirit Realty, LP
218,000 2.100%,  3/15/2028 216,867
Springleaf Finance Corporation
605,000 6.875%,  3/15/2025 679,869
Standard Chartered plc
167,000 1.319%,  10/14/2023
b,g
168,051
133,000 0.991%,  1/12/2025
b,g
132,537
180,000 6.000%,  7/26/2025
b,g,i
197,444
Starwood Property Trust, Inc.,
Convertible
203,000 4.375%,  4/1/2023 212,796
State Street Corporation
118,000 2.354%,  11/1/2025
b
123,322
Sumitomo Life Insurance Company
490,000 3.375%,  4/15/2081
b,g,k
508,684
Sumitomo Mitsui Financial Group,
Inc.
141,000 2.448%,  9/27/2024 147,389
147,000 3.544%,  1/17/2028 160,880
147,000 2.142%,  9/23/2030 142,090
Sumitomo Mitsui Trust Bank, Ltd.
111,000 1.050%,  9/12/2025
g
110,011
Summit Hotel Properties, Inc.,
Convertible
176,000 1.500%,  2/15/2026 184,849
SVB Financial Group
330,000 4.000%,  5/15/2026
b,i
338,250
Synchrony Financial
115,000 4.250%,  8/15/2024 124,270
195,000 3.700%,  8/4/2026 211,595
Truist Bank
99,000 2.250%,  3/11/2030 99,526
Truist Financial Corporation
280,000 4.950%,  9/1/2025
b,i
305,850
97,000 1.887%,  6/7/2029
b
96,906
UBS Group AG
92,000 1.364%,  1/30/2027
b,g
91,142
UDR, Inc.
193,000 3.000%,  8/15/2031 201,967
United Wholesale Mortgage, LLC
285,000 5.500%,  4/15/2029
g
276,708
USB Realty Corporation
496,000
1.273%,  (LIBOR 3M +
1.147%), 1/15/2022
b,g,i
420,339
Principal
Amount Long-Term Fixed Income (55.3%) Value
Financials (7.1%) - continued
Ventas Realty, LP
$ 110,000 3.750%,  5/1/2024 $ 117,029
VEREIT Operating Partnership, LP
96,000 4.875%,  6/1/2026 109,973
147,000 3.950%,  8/15/2027 164,777
VICI Properties, LP
180,000 4.250%,  12/1/2026
g
187,979
110,000 3.750%,  2/15/2027
g
113,850
180,000 4.625%,  12/1/2029
g
193,500
Wells Fargo & Company
220,000 4.125%,  8/15/2023 234,296
233,000 2.406%,  10/30/2025
b
242,665
335,000 3.900%,  3/15/2026
b,i
345,469
169,000 2.188%,  4/30/2026
b
174,431
220,000
0.626%,  (LIBOR 3M +
0.500%), 1/15/2027
b
213,704
445,000
1.126%,  (LIBOR 3M +
1.000%), 4/15/2027
b
437,824
196,000 3.584%,  5/22/2028
b
214,594
196,000 4.478%,  4/4/2031
b
228,200
Welltower, Inc.
97,000 2.050%,  1/15/2029 96,364
147,000 2.800%,  6/1/2031 151,428
Westpac Banking Corporation
147,000 4.110%,  7/24/2034
b
159,715
Willis North America, Inc.
196,000 4.500%,  9/15/2028 224,494
Total 62,029,253
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
133,000 2.150%,  5/13/2025
g
136,076
Total 136,076
Mortgage-Backed Securities (18.8%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
45,500,000 2.000%,  11/1/2036
d
46,797,461
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
23,450,000 2.000%,  11/1/2051
d
23,471,068
50,200,000 2.500%,  11/1/2051
d
51,660,898
1,200,000 3.000%,  11/1/2047
d
1,254,076
575,000 3.000%,  10/1/2049
d
601,661
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
8,100,000 2.500%,  10/1/2051
d
8,361,668
30,075,000 2.500%,  11/1/2051
d
30,992,522
Total 163,139,354
Technology (1.7%)
Akamai Technologies, Inc.,
Convertible
160,000 0.125%,  5/1/2025 194,205
533,000 0.375%,  9/1/2027 581,928
Analog Devices, Inc.
48,000 2.100%,  10/1/2031
d
48,103
Apple, Inc.
294,000 2.200%,  9/11/2029 302,724

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (55.3%) Value
Technology (1.7%) - continued
Baidu, Inc.
$ 137,000 3.075%,  4/7/2025 $ 143,704
Black Knight InfoServ, LLC
334,000 3.625%,  9/1/2028
g
335,670
Broadcom Corporation
196,000 3.125%,  1/15/2025 207,620
147,000 3.875%,  1/15/2027 161,541
Broadcom, Inc.
195,000 5.000%,  4/15/2030 227,714
CommScope Technologies
Finance, LLC
328,000 6.000%,  6/15/2025
g
332,100
CommScope, Inc.
210,000 7.125%,  7/1/2028
g
214,299
Dell International, LLC
210,000 5.450%,  6/15/2023 225,231
147,000 5.850%,  7/15/2025 171,021
147,000 5.300%,  10/1/2029 177,696
Fiserv, Inc.
156,000 2.750%,  7/1/2024 164,280
196,000 4.200%,  10/1/2028 223,101
Gartner, Inc.
185,000 3.625%,  6/15/2029
g
186,406
315,000 3.750%,  10/1/2030
g
324,198
Global Payments, Inc.
52,000 2.650%,  2/15/2025 54,351
98,000 3.200%,  8/15/2029 103,595
Hewlett Packard Enterprise
Company
106,000 2.250%,  4/1/2023 108,609
InterDigital, Inc., Convertible
94,000 2.000%,  6/1/2024 101,344
Intuit, Inc.
111,000 0.950%,  7/15/2025 110,872
Iron Mountain, Inc.
220,000 4.500%,  2/15/2031
g
223,146
j2 Global, Inc., Convertible
380,000 1.750%,  11/1/2026
g
475,578
Jabil, Inc.
98,000 1.700%,  4/15/2026 98,514
Lumentum Holdings, Inc.,
Convertible
336,000 0.250%,  3/15/2024 493,080
Marvell Technology, Inc.
112,000 4.200%,  6/22/2023
g
118,266
98,000 2.950%,  4/15/2031
g
100,734
Microchip Technology, Inc.,
Convertible
152,000 1.625%,  2/15/2027 347,088
Micron Technology, Inc.
183,000 4.975%,  2/6/2026 209,257
MSCI, Inc.
260,000 4.000%,  11/15/2029
g
275,262
NCR Corporation
550,000 6.125%,  9/1/2029
g
596,750
NortonLifeLock, Inc., Convertible
390,000 2.000%,  8/15/2022
g
498,030
Nuance Communications, Inc.,
Convertible
210,000 1.250%,  4/1/2025 589,214
NVIDIA Corporation
49,000 2.850%,  4/1/2030 52,508
Principal
Amount Long-Term Fixed Income (55.3%) Value
Technology (1.7%) - continued
NXP Funding, LLC
$ 92,000 4.875%,  3/1/2024
g
$ 100,347
56,000 2.700%,  5/1/2025
g
58,489
98,000 4.300%,  6/18/2029
g
111,074
Open Text Corporation
320,000 4.125%,  2/15/2030
g
328,800
Oracle Corporation
245,000 2.500%,  4/1/2025 256,300
245,000 2.950%,  4/1/2030 256,646
Panasonic Corporation
163,000 2.536%,  7/19/2022
g
165,383
PTC, Inc.
160,000 3.625%,  2/15/2025
g
162,400
145,000 4.000%,  2/15/2028
g
148,806
Qorvo, Inc.
250,000 3.375%,  4/1/2031
g
263,600
Rackspace Technology Global,
Inc.
275,000 5.375%,  12/1/2028
g,k
270,187
Salesforce.com, Inc.
96,000 1.950%,  7/15/2031 95,545
Seagate HDD Cayman
116,000 4.250%,  3/1/2022 117,015
460,000 3.125%,  7/15/2029
g
444,866
380,000 3.375%,  7/15/2031
g
370,500
Sensata Technologies, Inc.
455,000 3.750%,  2/15/2031
g
458,112
Shift4 Payments, LLC
100,000 4.625%,  11/1/2026
g
104,375
SS&C Technologies, Inc.
620,000 5.500%,  9/30/2027
g
654,678
Switch, Ltd.
310,000 3.750%,  9/15/2028
g
314,650
Tencent Holdings, Ltd.
118,000 2.880%,  4/22/2031
g
120,439
Teradyne, Inc., Convertible
67,000 1.250%,  12/15/2023 231,485
Texas Instruments, Inc.
68,000 1.375%,  3/12/2025 69,199
Verint Systems, Inc., Convertible
140,000 0.250%,  4/15/2026
g
135,242
Viavi Solutions, Inc.
224,000 3.750%,  10/1/2029
g
224,493
Vishay Intertechnology, Inc.,
Convertible
286,000 2.250%,  6/15/2025 294,524
VMware, Inc.
194,000 1.400%,  8/15/2026 193,127
68,000 2.200%,  8/15/2031 66,488
Total 14,794,509
Transportation (0.7%)
AerCap Holdings NV
220,000 5.875%,  10/10/2079
b
229,568
Air Canada
70,000 3.875%,  8/15/2026
g
70,634
Air Lease Corporation
114,000 2.300%,  2/1/2025 117,095
98,000 3.125%,  12/1/2030 100,397
Air Transport Services Group, Inc.,
Convertible
180,000 1.125%,  10/15/2024 193,786

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (55.3%) Value
Transportation (0.7%) - continued
American Airlines, Inc.
$ 260,000 11.750%,  7/15/2025
g
$ 321,750
570,000 5.500%,  4/20/2026
g
599,212
70,000 5.750%,  4/20/2029
g
75,425
Avis Budget Car Rental, LLC
250,000 5.375%,  3/1/2029
g,k
264,225
Boeing Company
10,000 1.950%,  2/1/2024 10,234
CSX Corporation
98,000 4.250%,  3/15/2029 112,655
Delta Air Lines, Inc.
167,000 7.000%,  5/1/2025
g
194,764
222,697 4.500%,  10/20/2025
g
238,286
195,000 4.750%,  10/20/2028
g
217,425
Greenbrier Companies, Inc.,
Convertible
138,000 2.875%,  4/15/2028
g
144,003
J.B. Hunt Transport Services, Inc.
70,000 3.300%,  8/15/2022 71,366
JetBlue Airways Corporation,
Convertible
370,000 0.500%,  4/1/2026
g
362,542
Meritor, Inc., Convertible
299,000 3.250%,  10/15/2037 313,505
Mileage Plus Holdings, LLC
248,000 6.500%,  6/20/2027
g
269,680
Penske Truck Leasing Company,
LP
111,000 1.200%,  11/15/2025
g
109,713
96,000 1.700%,  6/15/2026
g
96,526
Southwest Airlines Company
100,000 5.125%,  6/15/2027 116,948
98,000 2.625%,  2/10/2030 99,407
Southwest Airlines Company,
Convertible
484,000 1.250%,  5/1/2025 722,975
Union Pacific Corporation
124,000 3.750%,  7/15/2025 135,857
98,000 2.150%,  2/5/2027 101,514
United Airlines Pass Through Trust
70,000 3.700%,  12/1/2022 71,840
United Airlines, Inc.
300,000 4.375%,  4/15/2026
g
307,875
300,000 4.625%,  4/15/2029
g
310,035
Total 5,979,242
U.S. Government & Agencies (2.3%)
U.S. Treasury Bonds
795,000 1.125%,  2/15/2031 770,032
U.S. Treasury Notes
2,490,000 0.125%,  2/28/2023 2,488,152
1,780,000 0.125%,  4/30/2023 1,777,636
2,070,000 0.125%,  2/15/2024 2,058,114
9,250,000 0.500%,  3/31/2025 9,198,691
1,680,000 0.500%,  2/28/2026 1,651,650
1,010,000 0.500%,  4/30/2027 977,254
1,360,000 1.125%,  2/29/2028 1,351,447
Total 20,272,976
Utilities (1.1%)
AES Corporation
156,000 3.950%,  7/15/2030
g
171,541
Principal
Amount Long-Term Fixed Income (55.3%) Value
Utilities (1.1%) - continued
Ameren Corporation
$ 98,000 1.750%,  3/15/2028 $ 96,044
American Electric Power
Company, Inc.
98,000 2.300%,  3/1/2030 97,644
Berkshire Hathaway Energy
Company
136,000 4.050%,  4/15/2025 149,547
Calpine Corporation
450,000 4.500%,  2/15/2028
g
459,000
CenterPoint Energy, Inc.
105,000 2.500%,  9/1/2024 109,792
146,000 1.450%,  6/1/2026 146,041
146,000 2.650%,  6/1/2031 149,085
Dominion Energy, Inc.
110,000 3.071%,  8/15/2024 116,271
375,000 4.650%,  12/15/2024
b,i
401,737
98,000 3.375%,  4/1/2030 106,157
Duke Energy Corporation
180,000 3.250%,  1/15/2082
b
179,167
110,000 4.875%,  9/16/2024
b,i
117,562
195,000 3.150%,  8/15/2027 210,011
98,000 2.450%,  6/1/2030 99,041
Edison International
118,000 4.950%,  4/15/2025 129,925
Enel Finance International NV
200,000 1.375%,  7/12/2026
g
198,863
Energy Transfer, LP
210,000 6.500%,  11/15/2026
b,i
218,688
Entergy Corporation
111,000 0.900%,  9/15/2025 109,147
97,000 1.900%,  6/15/2028 95,979
Evergy, Inc.
106,000 2.450%,  9/15/2024 110,819
Exelon Corporation
98,000 4.050%,  4/15/2030 111,066
FirstEnergy Corporation
163,000 3.350%,  7/15/2022 164,932
Georgia Power Company
72,000 2.100%,  7/30/2023 74,131
Jersey Central Power & Light
Company
49,000 2.750%,  3/1/2032
g
50,196
NextEra Energy Capital Holdings,
Inc.
98,000 2.250%,  6/1/2030 98,559
NextEra Energy Operating
Partners, LP
420,000 3.875%,  10/15/2026
g
446,565
NextEra Energy Partners, LP,
Convertible
485,000 Zero Coupon,  11/15/2025
g
514,100
NiSource, Inc.
220,000 5.650%,  6/15/2023
b,i
232,100
98,000 2.950%,  9/1/2029 102,412
NRG Energy, Inc.
111,000 2.000%,  12/2/2025
g
112,848
440,000 3.375%,  2/15/2029
g
434,249
135,000 5.250%,  6/15/2029
g
143,606
NRG Energy, Inc., Convertible
264,000 2.750%,  6/1/2048 309,672
Pacific Gas and Electric Company
147,000 3.750%,  2/15/2024 153,341

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (55.3%) Value
Utilities (1.1%) - continued
$ 147,000 2.100%,  8/1/2027 $ 143,459
PG&E Corporation
100,000 5.000%,  7/1/2028 101,875
Public Service Enterprise Group,
Inc.
98,000 1.600%,  8/15/2030 92,729
Sempra Energy
240,000 4.875%,  10/15/2025
b,i
260,400
147,000 3.400%,  2/1/2028 158,540
Southern Company
351,000 4.000%,  1/15/2051
b
371,032
317,000 3.750%,  9/15/2051
b
322,960
Suburban Propane Partners, LP
380,000 5.875%,  3/1/2027 396,150
Talen Energy Supply, LLC
205,000 7.625%,  6/1/2028
g
192,188
TerraForm Power Operating, LLC
395,000 5.000%,  1/31/2028
g
424,131
TransCanada Trust
468,000 5.875%,  8/15/2076
b
524,160
Vistra Operations Company, LLC
380,000 5.000%,  7/31/2027
g
392,350
Xcel Energy, Inc.
98,000 4.000%,  6/15/2028 110,006
Total 9,909,818
Total Long-Term Fixed Income
(cost $473,514,355) 481,737,219
Shares Common Stock ( 17.7% ) Value
Communications Services (1.5%)
1,284 Alphabet, Inc., Class A
l
3,432,800
395 Alphabet, Inc., Class C
l
1,052,798
11,934 AT&T, Inc. 322,337
75 Cable One, Inc. 135,985
2,004 Charter Communications, Inc.
l
1,458,030
14,685 Comcast Corporation 821,332
7,591 Discovery, Inc., Class A
k,l
192,660
6,353 DISH Network Corporation
l
276,101
2,048 Electronic Arts, Inc. 291,328
5,774 Facebook, Inc.
l
1,959,638
5,303 Live Nation Entertainment, Inc.
l
483,262
1,321 Match Group, Inc.
l
207,384
360 Omnicom Group, Inc. 26,086
14,043 QuinStreet, Inc.
l
246,595
15,824 Twitter, Inc.
l
955,611
18,093 Verizon Communications, Inc. 977,203
1,293 ViacomCBS, Inc. 51,086
126 Walt Disney Company
l
21,315
4,674 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
l
71,279
2,359 Zillow Group, Inc.
l
208,960
Total 13,191,790
Consumer Discretionary (1.9%)
965 Amazon.com, Inc.
l
3,170,064
7,783 Aptiv plc
l
1,159,433
220 AutoZone, Inc.
l
373,558
712 Big Lots, Inc. 30,872
1,568 Bloomin' Brands, Inc.
l
39,200
152 Booking Holdings, Inc.
l
360,828
2,989 Caesars Entertainment, Inc.
l
335,605
1,041 Carvana Company
l
313,903
Shares Common Stock (17.7%) Value
Consumer Discretionary (1.9%) - continued
4,704 Cedar Fair, LP
l
$ 218,171
531 Chipotle Mexican Grill, Inc.
l
965,103
228 Cimpress plc
l
19,797
4,695 Clarus Corporation 120,333
8,539 Cooper-Standard Holdings, Inc.
l
187,089
1,224 Crocs, Inc.
l
175,619
3,053 D.R. Horton, Inc. 256,360
737 Emerald Holding, Inc.
l
3,199
14,640 Everi Holdings, Inc.
l
353,995
1,803 Expedia Group, Inc.
l
295,512
9,201 Ford Motor Company
l
130,286
284 Garmin, Ltd. 44,151
6,931 Harley-Davidson, Inc. 253,744
2,033 Home Depot, Inc. 667,353
233 Jack in the Box, Inc. 22,678
1,721 Kohl's Corporation 81,042
6,328 Leggett & Platt, Inc. 283,748
8,228 Libbey, Inc.
l
30,855
4,371 Lowe's Companies, Inc. 886,701
1,361 Lululemon Athletica, Inc.
l
550,797
1,325 McDonald's Corporation 319,471
4,522 Miller Industries, Inc. 153,929
852 Mohawk Industries, Inc.
l
151,145
1,981 NIKE, Inc. 287,701
143 NVR, Inc.
l
685,553
2,649 Penn National Gaming, Inc.
l
191,947
6,537 Qurate Retail, Inc. 66,612
723 Revolve Group, Inc.
l
44,660
430 RH
l
286,771
2,138 Ross Stores, Inc. 232,721
2,652 Sleep Number Corporation
l
247,909
4,593 Sony Group Corporation ADR 507,894
6,085 Stoneridge, Inc.
l
124,073
323 Target Corporation 73,893
118 Taylor Morrison Home Corporation
l
3,042
1,602 Tesla, Inc.
l
1,242,319
12,312 ThredUp, Inc.
l
267,047
9,897 Under Armour, Inc., Class C
l
173,395
271 Wayfair, Inc.
k,l
69,243
786 Yum! Brands, Inc. 96,136
4,367 Zumiez, Inc.
l
173,632
Total 16,729,089
Consumer Staples (0.7%)
804 Altria Group, Inc. 36,598
4,927 BJ's Wholesale Club Holdings,
Inc.
l
270,591
4,303 Bunge, Ltd. 349,920
2,356 Colgate-Palmolive Company 178,066
1,113 Costco Wholesale Corporation 500,126
8,452 Hain Celestial Group, Inc.
l
361,577
1,496 John B. Sanfilippo & Son, Inc. 122,253
1,279 Kimberly-Clark Corporation 169,391
8,234 Lamb Weston Holdings, Inc. 505,321
3,085 Monster Beverage Corporation
l
274,041
236 PepsiCo, Inc. 35,497
12,613 Philip Morris International, Inc. 1,195,586
18,236 Primo Water Corporation 286,670
2,075 Procter & Gamble Company 290,085
2,893 Sysco Corporation 227,100
5,747 Turning Point Brands, Inc. 274,419
6,001 Wal-Mart Stores, Inc. 836,419
Total 5,913,660

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (17.7%) Value
Energy (0.6%)
12,511 APA Corporation $ 268,111
10,116 BP plc ADR 276,470
3,878 Cheniere Energy, Inc.
l
378,764
850 Chevron Corporation 86,233
5,939 ConocoPhillips 402,486
25,630 Devon Energy Corporation 910,121
17 Diamondback Energy, Inc. 1,609
12,994 Enterprise Products Partners, LP 281,190
2,293 EOG Resources, Inc. 184,059
2,952 EQT Corporation
l
60,398
3,108 Exxon Mobil Corporation 182,813
6,699 Halliburton Company 144,832
10,074 Helmerich & Payne, Inc. 276,128
4,050 Kinder Morgan, Inc. 67,757
6,784 Marathon Oil Corporation 92,737
3,761 Marathon Petroleum Corporation 232,468
1,000 MPLX, LP 28,470
968 Nine Energy Service, Inc.
l
1,772
5,230 Pioneer Natural Resources
Company 870,847
14,900 Southwestern Energy Company
l
82,546
1,100 TC Energy Corporation 52,899
2,909 Valero Energy Corporation 205,288
1,700 Williams Companies, Inc. 44,098
Total 5,132,096
Financials (2.7%)
5,793 Air Lease Corporation 227,897
9,775 Ally Financial, Inc. 499,014
2,682 American Express Company 449,315
9,980 Arch Capital Group, Ltd.
l
381,036
3,853 Ares Capital Corporation 78,331
11,942 Assured Guaranty, Ltd. 559,005
37,042 Bank of America Corporation 1,572,433
124 Bank of Marin Bancorp 4,681
4,932 Bank of N.T. Butterfield & Son, Ltd. 175,135
1,455 Berkshire Hathaway, Inc.
l
397,128
9,900 BlackRock TCP Capital
Corporation 134,343
667 BlackRock, Inc. 559,386
6,058 Blackstone Mortgage Trust, Inc. 183,679
11,430 Bridgewater Bancshares, Inc.
l
200,139
9,284 Byline Bancorp, Inc. 228,015
2,073 Capital One Financial Corporation 335,764
452 Cboe Global Markets, Inc. 55,985
381 Central Pacific Financial
Corporation 9,784
14,768 Charles Schwab Corporation 1,075,701
2,558 Chubb, Ltd. 443,762
6,818 Citigroup, Inc. 478,487
3,367 Citizens Financial Group, Inc. 158,182
1,531 CME Group, Inc. 296,065
7,580 Columbia Banking System, Inc. 287,964
4,377 Comerica, Inc. 352,348
764 Community Trust Bancorp, Inc. 32,164
1,029 Customers Bancorp, Inc.
l
44,268
185 Dime Community Bancshares, Inc. 6,042
2,121 Discover Financial Services 260,565
1,360 Ellington Residential Mortgage
REIT 15,178
5,070 Enterprise Financial Services
Corporation 229,570
18,487 Equitable Holdings, Inc. 547,955
557 Essent Group, Ltd. 24,514
543 Evercore, Inc. 72,583
Shares Common Stock (17.7%) Value
Financials (2.7%) - continued
276 Financial Institutions, Inc. $ 8,459
837 First Bancorp 11,007
850 First Busey Corporation 20,935
175 First Mid-Illinois Bancshares, Inc. 7,185
1,754 First Republic Bank 338,311
176 Flushing Financial Corporation 3,978
6,663 FS KKR Capital Corporation 146,852
622 Fulton Financial Corporation 9,504
2,812 Glacier Bancorp, Inc. 155,644
9,976 Golub Capital BDC, Inc. 157,721
873 Great Southern Bancorp, Inc. 47,849
902 Hancock Whitney Corporation 42,502
825 Hanmi Financial Corporation 16,549
440 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 23,531
8,895 Heartland Financial USA, Inc. 427,672
433 HomeStreet, Inc. 17,818
632 Hometrust Bancshares, Inc. 17,683
7,513 Hope Bancorp, Inc. 108,488
1,710 Houlihan Lokey, Inc. 157,491
322 Independent Bank Corporation 6,917
8,143 J.P. Morgan Chase & Company 1,332,928
2,089 Kinsale Capital Group, Inc. 337,791
12,565 KKR & Company, Inc. 764,957
2,001 Marsh & McLennan Companies,
Inc. 303,011
1,871 MidWestOne Financial Group, Inc. 56,429
903 Moody's Corporation 320,664
7,761 Morgan Stanley 755,223
318 OceanFirst Financial Corporation 6,808
103 Peapack-Gladstone Financial
Corporation 3,436
1,844 Primerica, Inc. 283,294
9,921 Radian Group, Inc. 225,405
5,546 Raymond James Financial, Inc. 511,785
429 Reinsurance Group of America,
Inc. 47,730
2,358 S&P Global, Inc. 1,001,891
6,611 Seacoast Banking Corporation of
Florida 223,518
1,188 Selective Insurance Group, Inc. 89,730
4,514 Sixth Street Specialty Lending, Inc. 100,256
4,986 Starwood Property Trust, Inc. 121,708
3,087 State Street Corporation 261,531
4,882 Synovus Financial Corporation 214,271
777 T. Rowe Price Group, Inc. 152,836
3,045 Texas Capital Bancshares, Inc.
l
182,761
1,610 Torchmark Corporation 143,338
3,598 Triumph Bancorp, Inc.
l
360,268
8,554 Truist Financial Corporation 501,692
376 TrustCo Bank Corporation NY 12,021
3,593 Unum Group 90,041
23,007 Wells Fargo & Company 1,067,755
10,329 Western Alliance Bancorp 1,124,002
12,646 Zions Bancorporations NA 782,661
831 Zurich Insurance Group AG 339,813
Total 23,822,068
Health Care (2.4%)
814 Abbott Laboratories 96,158
3,178 AbbVie, Inc. 342,811
448 Align Technology, Inc.
l
298,113
774 Amedisys, Inc.
l
115,403
2,707 Amgen, Inc. 575,643
2,389 AMN Healthcare Services, Inc.
l
274,138

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (17.7%) Value
Health Care (2.4%) - continued
3,931 Anthem, Inc. $ 1,465,477
2,624 Baxter International, Inc. 211,048
989 Becton, Dickinson and Company 243,116
1,223 Biogen, Inc.
l
346,097
594 Bio-Techne Corporation 287,835
1,464 Boston Scientific Corporation
l
63,523
224 Bristol-Myers Squibb Company 13,254
4,080 Centene Corporation
l
254,225
1,966 Cigna Holding Company 393,514
3,040 CVS Health Corporation 257,974
6,267 Danaher Corporation 1,907,925
674 Dexcom, Inc.
l
368,584
5,794 Edwards Lifesciences Corporation
l
655,939
6,715 Gilead Sciences, Inc. 469,043
5,043 GlaxoSmithKline plc ADR 192,693
4,304 Halozyme Therapeutics, Inc.
l
175,087
1,894 HCA Healthcare, Inc. 459,712
1,762 Illumina, Inc.
l
714,685
1,513 InMode, Ltd.
l
241,248
1,318 Insulet Corporation
l
374,615
574 Intuitive Surgical, Inc.
l
570,642
7,498 Ionis Pharmaceuticals, Inc.
l
251,483
1,370 IQVIA Holding, Inc.
l
328,170
7,432 Johnson & Johnson 1,200,268
12,959 Lantheus Holdings, Inc.
l
332,787
836 LHC Group, Inc.
l
131,177
8,748 Medtronic plc 1,096,562
8,955 Merck & Company, Inc. 672,610
119 Mettler-Toledo International, Inc.
l
163,906
2,490 Novo Nordisk AS ADR 239,065
5,605 NuVasive, Inc.
l
335,459
2,076 Progyny, Inc.
l
116,256
118 Regeneron Pharmaceuticals, Inc.
l
71,411
2,232 Stryker Corporation 588,623
7,215 Syneos Health, Inc.
l
631,168
1,662 Teladoc Health, Inc.
l
210,758
1,486 Thermo Fisher Scientific, Inc. 848,996
1,229 UnitedHealth Group, Inc. 480,219
1,106 Veeva Systems, Inc.
l
318,716
21,556 Viemed Healthcare, Inc.
l
119,636
2,311 Zimmer Biomet Holdings, Inc. 338,238
4,040 Zoetis, Inc. 784,326
Total 20,628,336
Industrials (2.2%)
3,633 Advanced Drainage Systems, Inc. 392,982
2,411 Aerojet Rocketdyne Holdings, Inc. 104,999
2,999 AMETEK, Inc. 371,906
2,436 ASGN, Inc.
l
275,609
12,545 Badger Infrastructure Solution 335,266
85 Boeing Company
l
18,695
1,912 Carlisle Companies, Inc. 380,087
176 Caterpillar, Inc. 33,787
3,642 Chart Industries, Inc.
l
696,023
5,790 Crane Company 548,950
9,358 CSX Corporation 278,307
2,460 Curtiss-Wright Corporation 310,403
10,322 Delta Air Lines, Inc.
l
439,820
16,440 Dun & Bradstreet Holdings, Inc.
l
276,356
1,609 Eaton Corporation plc 240,240
2,479 Emerson Electric Company 233,522
2,324 Fortive Corporation 164,005
2,906 Forward Air Corporation 241,256
3,423 General Dynamics Corporation 671,011
94 Gorman-Rupp Company 3,366
Shares Common Stock (17.7%) Value
Industrials (2.2%) - continued
2,764 Greenbrier Companies, Inc.
k
$ 118,824
3,511 Helios Technologies, Inc. 288,288
2,948 Honeywell International, Inc. 625,801
10,224 Howmet Aerospace, Inc. 318,989
1,114 IDEX Corporation 230,542
1,842 Illinois Tool Works, Inc. 380,612
2,591 JetBlue Airways Corporation
l
39,616
8,140 Johnson Controls International plc 554,171
398 Kansas City Southern 107,715
1,895 L3Harris Technologies, Inc. 417,355
2,058 Lincoln Electric Holdings, Inc. 265,050
717 Linde plc 210,353
1,510 Lockheed Martin Corporation 521,101
3,426 Manpower, Inc. 370,967
9,637 Meritor, Inc.
l
205,365
1,366 Middleby Corporation
l
232,917
5,780 NAPCO Security Technologies,
Inc.
l
249,002
1,800 Norfolk Southern Corporation 430,650
786 Northrop Grumman Corporation 283,078
5,474 Nutrien, Ltd. 354,879
1,611 Old Dominion Freight Line, Inc. 460,714
1,502 Parker-Hannifin Corporation 419,989
2,215 Patrick Industries, Inc. 184,510
4,051 Quanta Services, Inc. 461,085
3,852 Raytheon Technologies
Corporation 331,118
2,763 Regal-Beloit Corporation 415,389
2,357 Smith & Wesson Brands, Inc. 48,931
8,248 Southwest Airlines Company
l
424,195
2,957 Sun Country Airlines Holdings,
Inc.
l
99,178
4,827 Timken Company 315,782
12,632 Uber Technologies, Inc.
l
565,914
3,099 Union Pacific Corporation 607,435
3,416 United Parcel Service, Inc. 622,054
3,113 United Rentals, Inc.
l
1,092,445
11,377 US Ecology, Inc.
l
368,046
245 Waste Management, Inc. 36,593
3,372 WESCO International, Inc.
l
388,859
Total 19,064,102
Information Technology (4.3%)
1,337 Accenture plc 427,733
1,788 Adobe, Inc.
l
1,029,387
1,597 Advanced Energy Industries, Inc. 140,137
693 Advanced Micro Devices, Inc.
l
71,310
4,778 Agilysys, Inc.
l
250,176
373 Akamai Technologies, Inc.
l
39,012
3,114 Alliance Data Systems Corporation 314,171
3,403 Amphenol Corporation 249,202
1,116 ANSYS, Inc.
l
379,942
30,128 Apple, Inc. 4,263,112
3,156 AppLovin Corporation
k,l
228,400
369 Automatic Data Processing, Inc. 73,770
3,256 Axcelis Technologies, Inc.
l
153,130
2,996 BigCommerce Holdings, Inc.
l
151,717
2,032 Bill.com Holdings, Inc.
l
542,442
2,151 Broadcom, Ltd. 1,043,084
212 Broadridge Financial Solutions,
Inc. 35,328
6,866 Calix, Inc.
l
339,386
8,381 Ciena Corporation
l
430,364
19,441 Cisco Systems, Inc. 1,058,174
3,342 Computer Services, Inc. 197,178

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (17.7%) Value
Information Technology (4.3%) - continued
1,926 Dolby Laboratories, Inc. $ 169,488
11,211 Dropbox, Inc.
l
327,585
1,810 Enphase Energy, Inc.
l
271,446
392 Euronet Worldwide, Inc.
l
49,894
690 FleetCor Technologies, Inc.
l
180,276
16,001 Gilat Satellite Networks, Ltd. 143,849
5,855 HP, Inc. 160,193
3,993 II-VI, Inc.
k,l
237,024
1,824 Intel Corporation 97,183
762 Intuit, Inc. 411,107
1,990 j2 Global, Inc.
l
271,874
233 Jack Henry & Associates, Inc. 38,226
868 KLA-Tencor Corporation 290,355
658 Lam Research Corporation 374,501
735 Littelfuse, Inc. 200,853
2,633 Lumentum Holdings, Inc.
l
219,961
4,106 Mastercard, Inc. 1,427,574
3,673 Microchip Technology, Inc. 563,769
799 Micron Technology, Inc. 56,713
21,345 Microsoft Corporation 6,017,582
2,791 Motorola Solutions, Inc. 648,405
5,167 National Instruments Corporation 202,701
1,404 NICE, Ltd. ADR
l
398,792
2,604 NortonLifeLock, Inc. 65,881
6,466 NVIDIA Corporation 1,339,497
19,671 ON Semiconductor Corporation
l
900,342
5,906 PayPal Holdings, Inc.
l
1,536,800
7,318 QUALCOMM, Inc. 943,876
37,317 Sabre Corporation
l
441,833
3,250 Salesforce.com, Inc.
l
881,465
8,425 Samsung Electronics Company,
Ltd. 522,305
1,337 ServiceNow, Inc.
l
831,975
15,755 Sonos, Inc.
l
509,832
7,291 Square, Inc.
l
1,748,673
3,519 SunPower Corporation
k,l
79,811
529 TE Connectivity, Ltd. 72,589
22,219 Telefonaktiebolaget LM Ericsson
ADR 248,853
539 Teradyne, Inc. 58,843
6,370 Texas Instruments, Inc. 1,224,378
32,041 TTM Technologies, Inc.
l
402,755
95 Tyler Technologies, Inc.
l
43,572
874 VeriSign, Inc.
l
179,179
1,312 Visa, Inc. 292,248
855 VMware, Inc.
k,l
127,138
2,631 Western Digital Corporation
l
148,494
2,297 Workiva, Inc.
l
323,785
749 Zoom Video Communications, Inc.
l
195,864
Total 37,296,494
Materials (0.5%)
6,131 Ashland Global Holdings, Inc. 546,395
9,391 Axalta Coating Systems, Ltd.
l
274,123
3,911 Ball Corporation 351,873
7,102 Carpenter Technology Corporation 232,519
8,565 CF Industries Holdings, Inc. 478,098
1,956 Eastman Chemical Company 197,047
9,879 Element Solutions, Inc. 214,177
28,207 Ivanhoe Mines, Ltd.
l
180,386
1,563 LyondellBasell Industries NV 146,688
437 Martin Marietta Materials, Inc. 149,314
3,257 Nucor Corporation 320,782
1,193 Sherwin-Williams Company 333,718
6,455 Steel Dynamics, Inc. 377,488
Shares Common Stock (17.7%) Value
Materials (0.5%) - continued
3,862 UFP Technologies, Inc.
l
$ 237,861
1,876 United States Lime & Minerals, Inc. 226,621
2,227 United States Steel Corporation
k
48,927
Total 4,316,017
Real Estate (0.5%)
2,898 Agree Realty Corporation 191,935
1,880 Alexandria Real Estate Equities,
Inc. 359,212
10,341 American Campus Communities,
Inc. 501,021
999 AvalonBay Communities, Inc. 221,418
2,741 Camden Property Trust 404,215
2,586 CBRE Group, Inc.
l
251,773
1,589 Colliers International Group, Inc. 202,931
1,910 Digital Realty Trust, Inc. 275,899
6,216 Duke Realty Corporation 297,560
7,886 Essential Properties Realty Trust,
Inc. 220,177
2,242 Healthcare Realty Trust, Inc. 66,767
17,029 Host Hotels & Resorts, Inc.
l
278,084
9,559 Independence Realty Trust, Inc. 194,526
3,425 iStar, Inc. 85,899
13,391 Lexington Realty Trust 170,735
1,850 MGIC Investment Corporation 27,676
9,897 National Storage Affiliates Trust 522,463
1,347 Public Storage, Inc. 400,194
2,725 Rayonier, Inc. REIT 97,228
471 Rexford Industrial Realty, Inc. 26,729
Total 4,796,442
Utilities (0.4%)
6,495 Alliant Energy Corporation 363,590
698 American Electric Power
Company, Inc. 56,664
13,273 CenterPoint Energy, Inc. 326,516
1,167 CMS Energy Corporation 69,705
3,644 Duke Energy Corporation 355,618
5,573 Entergy Corporation 553,455
5,669 Exelon Corporation 274,039
1,141 NextEra Energy Partners, LP 85,986
2,066 NextEra Energy, Inc. 162,222
5,393 NiSource, Inc. 130,672
1,499 NorthWestern Corporation 85,893
2,720 NRG Energy, Inc. 111,057
3,104 Portland General Electric
Company 145,857
5,276 Sempra Energy 667,414
2,066 Spire, Inc. 126,398
Total 3,515,086
Total Common Stock
(cost $106,624,245) 154,405,180
Shares
Registered Investment
Companies ( 13.6% ) Value
Unaffiliated  (2.0%)
50,518 Aberdeen Asia-Pacific Income
Fund, Inc. 209,650
24,575 AllianceBernstein Global High
Income Fund, Inc. 301,535
16,339 BlackRock Core Bond Trust 270,574
15,017 BlackRock Corporate High Yield
Fund, Inc. 183,207

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (13.6%) Value
Unaffiliated  (2.0%)- continued
19,934 BlackRock Credit Allocation
Income Trust $ 302,000
655 BlackRock Enhanced Equity
Dividend Trust 6,419
18,407 BlackRock Enhanced Global
Dividend Trust 215,546
15,443 BlackRock Multi-Sector Income
Trust 288,939
11,700 Brookfield Real Assets Income
Fund, Inc. 244,647
23,016 Eaton Vance Limited Duration
Income Fund 303,351
16,088 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 160,719
26,120 Invesco Dynamic Credit
Opportunities Fund 305,604
376,928 Invesco Senior Loan ETF 8,333,878
45,650 Nuveen Credit Strategies Income
Fund 299,464
19,746 PGIM Global High Yield Fund, Inc. 304,088
18,783 PGIM High Yield Bond Fund, Inc. 305,036
4,718 Pimco Dynamic Credit And
Mortgage Income Fund 99,691
73,000 SPDR Blackstone Senior Loan ETF 3,359,460
11,013 SPDR Bloomberg Barclays High
Yield Bond ETF
k
1,204,382
1,619 SPDR S&P Biotech ETF
k
203,525
5,974 Tri-Continental Corporation 199,412
12,510 Virtus Dividend, Interst & Premium
Strategy Fund 185,523
26,481 Voya Global Equity Dividend &
Premium Opportunity Fund 156,238
35,452 Wells Fargo Income Opportunities
Fund 311,978
33,964 Western Asset High Income
Opportunity Fund, Inc. 176,273
Total 17,931,139
Affiliated  (11.6%)
7,516,774 Thrivent Core Emerging Markets
Debt Fund 73,363,713
2,506,697 Thrivent Core International Equity
Fund 27,373,133
Total 100,736,846
Total Registered Investment
Companies (cost $113,994,750) 118,667,985
Shares Preferred Stock ( 1.5% ) Value
Communications Services (0.1%)
25,875 AT&T, Inc., 4.750%
i
682,324
11,250 Telephone and Data Systems, Inc.
6.000%
i
284,062
3,766 ViacomCBS, Inc., Convertible,
5.750%
k
246,033
Total 1,212,419
Consumer Staples (<0.1%)
4,150 CHS, Inc., 6.750%
b,i
116,698
Total 116,698
Energy (0.1%)
28,205 Crestwood Equity Partners, LP,
9.250%
i
281,768
Shares Preferred Stock (1.5%) Value
Energy (0.1%) - continued
5,300 Energy Transfer, LP, 7.600%
b,i
$ 134,408
5,109 NuStar Logistics, LP, 6.860%
b
127,214
Total 543,390
Financials (0.7%)
7,525 Aegon Funding Corporation II,
5.100% 199,112
15,500 Allstate Corporation, 5.100%
i
424,390
5,800 Bank of America Corporation,
5.375%
i
156,194
218 Bank of America Corporation,
Convertible, 7.250%
i
314,448
14,875 Capital One Financial Corporation,
5.000%
i
393,741
8,650 Cobank ACB, 6.250%
b,i
895,275
16,200 Equitable Holdings, Inc., 5.250%
i
437,886
425 First Horizon Bank, 3.750%
b,g,i
362,445
615 GMAC Capital Trust I, 5.910%
b
15,523
17,000 J.P. Morgan Chase & Company,
4.200%
i,l
429,250
9,925 J.P. Morgan Chase & Company,
4.750%
i
259,340
9,600 J.P. Morgan Chase & Company,
5.750%
i
262,176
16,800 Morgan Stanley, 5.850%
b,i
497,784
11,100 Morgan Stanley, 7.125%
b,i
316,461
2,675 Synovus Financial Corporation,
5.875%
b,i
72,947
14,400 Truist Financial Corporation,
4.750%
i
382,320
15,500 Wells Fargo & Company, 4.250%
i
388,120
365 Wells Fargo & Company,
Convertible, 7.50%
i
540,930
Total 6,348,342
Health Care (0.1%)
5,348 Becton, Dickinson and Company,
Convertible, 6.000%
k
288,685
4,241 Boston Scientific Corporation,
Convertible, 5.500% 493,652
156 Danaher Corporation, Convertible,
5.000%
k
253,090
Total 1,035,427
Industrials (0.1%)
342 Fluor Corporation, Convertible,
6.500%
g,i
341,350
2,682 Stanley Black & Decker, Inc.,
Convertible, 5.250%
k
282,254
Total 623,604
Real Estate (0.1%)
17,650 Public Storage, 4.125%
i
460,665
3,775 Public Storage, 4.625%
i
102,982
958 Public Storage, 4.700%
i
25,981
1,475 Public Storage, 4.875%
i
40,445
Total 630,073
Utilities (0.3%)
3,602 AES Corporation, Convertible,
6.875%
k
347,233
3,056 American Electric Power
Company, Inc., Convertible,
6.125% 145,679

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock (1.5%) Value
Utilities (0.3%) - continued
1,986 American Electric Power
Company, Inc., Convertible,
6.125% $ 98,744
17,250 CMS Energy Corporation, 4.200%
i
430,560
3,130 Essential Utilities, Inc., Convertible
6.000% 179,631
7,503 NextEra Energy, Inc., Convertible,
4.872% 439,751
697 NiSource, Inc., Convertible,
7.750% 72,104
19,200 Southern Company, 4.950% 507,840
3,389 Southern Company, Convertible,
6.750% 172,873
Total 2,394,415
Total Preferred Stock
(cost $12,432,193) 12,904,368
Shares
Collateral Held for Securities
Loaned ( 0.8% ) Value
6,867,824 Thrivent Cash Management Trust 6,867,824
Total Collateral Held for
Securities Loaned
(cost $6,867,824) 6,867,824
Shares or
Principal
Amount Short-Term Investments ( 22.4% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.040%, 10/20/2021
m,n
99,999
100,000 0.040%, 10/26/2021
m,n
99,999
100,000 0.040%, 11/3/2021
m,n
99,996
100,000 0.040%, 11/12/2021
m,n
99,995
1,500,000 0.040%, 11/18/2021
m,n
1,499,920
200,000 0.025%, 12/21/2021
m,n
199,982
Thrivent Core Short-Term Reserve
Fund
19,153,820 0.120% 191,538,199
U.S. Treasury Bills
1,000,000 0.049%, 11/4/2021
m,o
999,929
Total Short-Term Investments
(cost $194,625,788) 194,638,019
Total Investments (cost
$989,503,300) 120.7% $1,050,813,500
Other Assets and Liabilities, Net
(20.7%) (180,334,180)
Total Net Assets 100.0% $870,479,320
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
September 30, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of September 30, 2021.
g Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2021, the value of these investments was $150,298,038 or
17.3% of total net assets.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 30, 2021.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is on loan.
l Non-income producing security.
m The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o At September 30, 2021, $299,979 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus
Portfolio as of September 30, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 3,121,760
Common Stock 3,497,918
Total lending $6,619,678
Gross amount payable upon return of
collateral for securities loaned $6,867,824
Net amounts due to counterparty $248,146

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
COF 11 - 11th District Cost of Funds
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2021, in valuing Diversified Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 5,813,201 – 4,379,810 1,433,391
Capital Goods 11,435,957 – 8,977,866 2,458,091
Communications Services 15,650,584 – 15,146,847 503,737
Consumer Cyclical 12,770,745 – 12,770,745 –
Consumer Non-Cyclical 13,906,546 – 13,906,546 –
Energy 1,724,370 – 1,724,370 –
Financials 4,195,386 – 4,195,386 –
Technology 8,811,182 – 8,811,182 –
Transportation 4,733,792 – 4,733,792 –
Utilities 2,551,142 – 2,152,190 398,952
Long-Term Fixed Income
Asset-Backed Securities 27,463,652 – 27,463,652 –
Basic Materials 9,634,643 – 9,634,643 –
Capital Goods 16,038,213 – 16,038,213 –
Collateralized Mortgage Obligations 46,264,337 – 46,264,337 –
Commercial Mortgage-Backed Securities 955,895 – 955,895 –
Communications Services 22,850,254 – 22,850,254 –
Consumer Cyclical 30,601,296 – 30,601,296 –
Consumer Non-Cyclical 26,981,678 – 26,981,678 –
Energy 24,686,023 – 24,686,023 –
Financials 62,029,253 – 62,029,253 –
Foreign Government 136,076 – 136,076 –
Mortgage-Backed Securities 163,139,354 – 163,139,354 –
Technology 14,794,509 – 14,794,509 –
Transportation 5,979,242 – 5,979,242 –
U.S. Government & Agencies 20,272,976 – 20,272,976 –
Utilities 9,909,818 – 9,909,818 –
Common Stock
Communications Services 13,191,790 13,120,511 71,279 –
Consumer Discretionary 16,729,089 16,698,234 30,855 –
Consumer Staples 5,913,660 5,913,660 – –
Energy 5,132,096 5,132,096 – –
Financials 23,822,068 23,482,255 339,813 –
Health Care 20,628,336 20,628,336 – –
Industrials 19,064,102 18,728,836 335,266 –
Information Technology 37,296,494 36,774,189 522,305 –
Materials 4,316,017 4,135,631 180,386 –
Real Estate 4,796,442 4,796,442 – –
Utilities 3,515,086 3,515,086 – –
Registered Investment Companies
Unaffiliated 17,931,139 17,931,139 – –
Preferred Stock
Communications Services 1,212,419 1,212,419 – –
Consumer Staples 116,698 116,698 – –
Energy 543,390 543,390 – –
Financials 6,348,342 5,985,897 362,445 –
Health Care 1,035,427 1,035,427 – –
Industrials 623,604 282,254 341,350 –
Real Estate 630,073 630,073 – –
Utilities 2,394,415 2,394,415 – –
Short-Term Investments 3,099,820 – 3,099,820 –
Subtotal Investments in Securities $751,670,631 $183,056,988 $563,819,472 $4,794,171
Other Investments  * Total
Affiliated Registered Investment Companies 100,736,846
Affiliated Short-Term Investments 191,538,199
Collateral Held for Securities Loaned 6,867,824
Subtotal Other Investments $299,142,869
Total Investments at Value $1,050,813,500

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 682,401 682,401 – –
Total Asset Derivatives $682,401 $682,401 $– $–
Liability Derivatives
Futures Contracts 905,251 905,251 – –
Total Liability Derivatives $905,251 $905,251 $– $–
The following table presents Diversified Income Plus Portfolio's futures contracts held as of September 30, 2021. Investments and/or cash totaling
$2,145,891 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 123 December 2021 $ 27,083,440 ( $ 16,713)
CBOT U.S. Long Bond 33 December 2021 5,395,093 (140,874)
CME E-mini S&P 500 Index 4 December 2021 896,619 (37,069)
CME Ultra Long Term U.S. Treasury Bond 67 December 2021 13,269,085 (467,898)
ICE mini MSCI EAFE Index 35 December 2021 4,147,257 (180,007)
Ultra 10-Yr. U.S. Treasury Note 24 December 2021 3,548,690 (62,690)
Total Futures Long Contracts $ 54,340,184 ( $ 905,251)
CBOT 10-Yr. U.S. Treasury Note (41) December 2021 ( $ 5,479,795) $ 83,810
CBOT 5-Yr. U.S. Treasury Note (272) December 2021 (33,617,700) 231,824
CME E-mini Russell 2000 Index (180) December 2021 (20,173,967) 366,767
Total Futures Short Contracts ( $ 59,271,462) $682,401
Total Futures Contracts ( $ 4,931,278) ($222,850)

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Diversified Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
9/30/2021
Shares Held at
9/30/2021
% of Net
Assets
9/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $41,977 $34,250 $– $73,364 7,517 8.4%
Core International Equity 51,404 – 27,400 27,373 2,507 3.2
Total Affiliated Registered Investment
Companies 93,381 100,737 11.6
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% 109,523 426,937 344,922 191,538 19,154 22.0
Total Affiliated Short-Term Investments 109,523 191,538 22.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 4,933 75,344 73,409 6,868 6,868 0.8
Total Collateral Held for Securities Loaned 4,933 6,868 0.8
Total Value $207,837 $299,143
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 9/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(2,863) $ – $2,150
Core International Equity 1,994 1,375 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% 1 (1) – 196
Total Income/Non Income Cash from Affiliated
Investments $2,346
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 32
Total Affiliated Income from Securities Loaned, Net $32
Total Value $1,995 $(1,489) $ –

ESG Index Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 86.3% ) Value
Communications Services (9.4%)
309 Alphabet, Inc., Class A
a
$ 826,118
300 Alphabet, Inc., Class C
a
799,593
166 Discovery, Inc., Class A
a,b
4,213
315 Discovery, Inc., Class C
a
7,645
296 Electronic Arts, Inc. 42,106
45 John Wiley and Sons, Inc. 2,349
169 Liberty Global plc, Class A
a
5,036
363 Liberty Global plc, Class C
a
10,694
961 Lumen Technologies, Inc. 11,907
154 New York Times Company 7,588
223 Omnicom Group, Inc. 16,159
25 Scholastic Corporation 891
4,258 Verizon Communications, Inc. 229,975
1,868 Walt Disney Company
a
316,009
Total 2,280,283
Consumer Discretionary (10.1%)
279 Aptiv plc
a
41,563
236 Aramark 7,755
86 Autoliv , Inc. 7,372
55 AutoNation, Inc.
a
6,697
232 Best Buy Company, Inc. 24,525
42 Booking Holdings, Inc.
a
99,703
245 BorgWarner, Inc. 10,586
33 Buckle, Inc. 1,306
123 Callaway Golf Company
a
3,399
155 Capri Holdings, Ltd.
a
7,504
169 CarMax, Inc.
a
21,625
36 Choice Hotels International, Inc. 4,549
34 Columbia Sportswear Company 3,259
134 Darden Restaurants, Inc. 20,297
29 Deckers Outdoor Corporation
a
10,446
40 Domino's Pizza, Inc. 19,078
22 Ethan Allen Interiors, Inc. 521
96 Foot Locker, Inc. 4,383
67 GameStop Corporation
a
11,756
229 Gap, Inc. 5,198
158 Garmin, Ltd. 24,563
360 Hanesbrands, Inc. 6,178
155 Harley-Davidson, Inc. 5,675
134 Hasbro, Inc. 11,955
287 Hilton Worldwide Holdings, Inc.
a
37,916
1,094 Home Depot, Inc. 359,116
23 Jack in the Box, Inc. 2,239
163 Kohl's Corporation 7,676
45 La-Z-Boy, Inc. 1,450
299 LKQ Corporation
a
15,046
727 Lowe's Companies, Inc. 147,479
285 Marriott International, Inc.
a
42,206
358 Mattel, Inc.
a
6,644
768 McDonald's Corporation 185,172
40 Meritage Homes Corporation
a
3,880
61 Mohawk Industries, Inc.
a
10,821
393 Newell Brands, Inc. 8,701
1,312 NIKE, Inc. 190,542
111 Nordstrom, Inc.
a
2,936
55 Office Depot, Inc.
a
2,209
41 Pool Corporation 17,811
74 PVH Corporation
a
7,606
235 Royal Caribbean Cruises, Ltd.
a
20,903
54 Signet Jewelers, Ltd. 4,264
1,211 Starbucks Corporation 133,585
509 Target Corporation 116,444
842 Tesla, Inc.
a
652,954
120 Tractor Supply Company 24,313
Shares Common Stock (86.3%) Value
Consumer Discretionary (10.1%) - continued
54 Ulta Beauty, Inc.
a
$ 19,490
194 Under Armour , Inc., Class A
a
3,915
206 Under Armour , Inc., Class C
a
3,609
41 Vail Resorts, Inc.
a
13,696
342 VF Corporation 22,911
65 Whirlpool Corporation 13,251
84 Wolverine World Wide, Inc. 2,507
Total 2,441,185
Consumer Staples (5.8%)
573 Archer-Daniels-Midland Company 34,386
144 Bunge, Ltd. 11,710
203 Campbell Soup Company 8,487
129 Clorox Company 21,364
4,212 Coca-Cola Company 221,004
829 Colgate-Palmolive Company 62,656
494 Conagra Brands, Inc. 16,732
167 Darling Ingredients, Inc.
a
12,007
239 Estee Lauder Companies, Inc. 71,683
631 General Mills, Inc. 37,746
84 Hain Celestial Group, Inc.
a
3,594
306 Hormel Foods Corporation 12,546
69 Ingredion, Inc. 6,142
113 J.M. Smucker Company 13,563
265 Kellogg Company 16,939
724 Keurig Dr Pepper, Inc. 24,732
348 Kimberly-Clark Corporation 46,089
693 Kraft Heinz Company 25,516
744 Kroger Company 30,080
150 Lamb Weston Holdings, Inc. 9,205
255 McCormick & Company, Inc. 20,663
1,445 Mondelez International, Inc. 84,070
1,420 PepsiCo, Inc. 213,582
2,519 Procter & Gamble Company 352,156
525 Sysco Corporation 41,213
58 United Natural Foods, Inc.
a
2,808
Total 1,400,673
Energy (1.9%)
386 APA Corporation 8,272
750 Baker Hughes Company 18,548
248 Cheniere Energy, Inc.
a
24,222
1,388 ConocoPhillips 94,065
47 Core Laboratories NV 1,304
657 Devon Energy Corporation 23,330
283 EQT Corporation
a
5,790
284 Hess Corporation 22,183
808 Marathon Oil Corporation 11,045
670 Marathon Petroleum Corporation 41,413
397 NOV, Inc.
a
5,205
957 Occidental Petroleum Corporation 28,308
458 ONEOK, Inc. 26,559
451 Phillips 66 31,584
238 Pioneer Natural Resources
Company 39,629
1,434 Schlumberger, Ltd. 42,504
695 Southwestern Energy Company
a
3,850
443 TechnipFMC plc
a
3,336
421 Valero Energy Corporation 29,710
Total 460,857
Financials (8.0%)
110 Air Lease Corporation 4,327
308 Allstate Corporation 39,212
384 Ally Financial, Inc. 19,603

ESG Index Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (86.3%) Value
Financials (8.0%) - continued
702 American Express Company $ 117,606
119 Ameriprise Financial, Inc. 31,430
212 Arthur J. Gallagher & Company 31,514
41 Bank of Hawaii Corporation 3,369
859 Bank of New York Mellon
Corporation 44,531
157 BlackRock, Inc. 131,670
78 Cathay General Bancorp 3,228
1,484 Charles Schwab Corporation 108,095
463 Chubb, Ltd. 80,321
100 CIT Group, Inc. 5,195
440 Citizens Financial Group, Inc. 20,671
369 CME Group, Inc. 71,357
144 Comerica, Inc. 11,592
403 Equitable Holdings, Inc. 11,945
39 FactSet Research Systems, Inc. 15,396
181 First Republic Bank 34,911
312 Franklin Resources, Inc. 9,273
368 Hartford Financial Services Group,
Inc. 25,852
41 Heartland Financial USA, Inc. 1,971
1,518 Huntington Bancshares, Inc. 23,468
579 Intercontinental Exchange, Inc. 66,481
55 International Bancshares
Corporation 2,290
356 Invesco, Ltd. 8,583
1,004 KeyCorp 21,706
188 Lincoln National Corporation 12,925
234 Loews Corporation 12,620
133 M&T Bank Corporation 19,862
523 Marsh & McLennan Companies,
Inc. 79,198
173 Moody's Corporation 61,434
1,436 Morgan Stanley 139,737
479 New York Community Bancorp,
Inc. 6,165
204 Northern Trust Corporation 21,993
170 Old National Bancorp 2,882
440 People's United Financial, Inc. 7,687
436 PNC Financial Services Group,
Inc. 85,299
282 Principal Financial Group, Inc. 18,161
603 Progressive Corporation 54,505
407 Prudential Financial, Inc. 42,816
987 Regions Financial Corporation 21,033
248 S&P Global, Inc. 105,373
358 State Street Corporation 30,330
57 SVB Financial Group
a
36,872
234 T. Rowe Price Group, Inc. 46,028
260 Travelers Companies, Inc. 39,523
1,387 Truist Financial Corporation 81,348
225 Umpqua Holdings Corporation 4,556
125 Voya Financial, Inc. 7,674
133 Willis Towers Watson plc 30,917
169 Zions Bancorporations NA 10,459
Total 1,924,994
Health Care (8.5%)
1,818 AbbVie, Inc. 196,108
47 ABIOMED, Inc.
a
15,299
314 Agilent Technologies, Inc. 49,464
77 Align Technology, Inc.
a
51,238
158 AmerisourceBergen Corporation 18,873
591 Amgen, Inc. 125,676
299 Becton, Dickinson and Company 73,500
Shares Common Stock (86.3%) Value
Health Care (8.5%) - continued
155 Biogen, Inc.
a
$ 43,863
187 BioMarin Pharmaceutical, Inc.
a
14,453
40 Bio- Techne Corporation 19,383
2,298 Bristol-Myers Squibb Company 135,973
298 Cardinal Health, Inc. 14,739
597 Centene Corporation
a
37,199
310 Cerner Corporation 21,861
353 Cigna Holding Company 70,657
51 Cooper Companies, Inc. 21,079
71 DaVita, Inc.
a
8,255
225 Dentsply Sirona, Inc. 13,061
99 Dexcom , Inc.
a
54,139
641 Edwards Lifesciences Corporation
a
72,568
1,291 Gilead Sciences, Inc. 90,176
277 HCA Healthcare, Inc. 67,233
145 Henry Schein, Inc.
a
11,043
266 Hologic , Inc.
a
19,633
133 Humana, Inc. 51,757
88 IDEXX Laboratories, Inc.
a
54,727
150 Illumina, Inc.
a
60,842
68 Insulet Corporation
a
19,328
197 IQVIA Holding, Inc.
a
47,189
63 Jazz Pharmaceuticals, Inc.
a
8,203
100 Laboratory Corporation of America
Holdings
a
28,144
79 Mednax , Inc.
a
2,246
2,605 Merck & Company, Inc. 195,662
24 Mettler -Toledo International, Inc.
a
33,057
89 Patterson Companies, Inc. 2,682
134 Quest Diagnostics, Inc. 19,472
150 ResMed , Inc. 39,533
110 Select Medical Holdings
Corporation 3,979
103 STERIS plc 21,041
143 Teladoc Health, Inc.
a
18,134
266 Vertex Pharmaceuticals, Inc.
a
48,250
63 Waters Corporation
a
22,510
76 West Pharmaceutical Services,
Inc. 32,265
488 Zoetis, Inc. 94,740
Total 2,049,234
Industrials (7.9%)
596 3M Company 104,550
139 A.O. Smith Corporation 8,489
87 Acco Brands Corporation 747
37 Acuity Brands, Inc. 6,415
65 AGCO Corporation 7,964
93 Allegion plc 12,293
10 AMERCO 6,460
40 Applied Industrial Technologies,
Inc. 3,605
27 ArcBest Corporation 2,208
55 ASGN, Inc.
a
6,223
56 Avis Budget Group, Inc.
a
6,525
201 Builders FirstSource , Inc.
a
10,400
139 C.H. Robinson Worldwide, Inc. 12,093
564 Caterpillar, Inc. 108,271
218 Copart , Inc.
a
30,241
2,338 CSX Corporation 69,532
150 Cummins, Inc. 33,684
306 Deere & Company 102,531
164 Delta Air Lines, Inc.
a
6,988
41 Deluxe Corporation 1,471
149 Dover Corporation 23,169

ESG Index Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (86.3%) Value
Industrials (7.9%) - continued
410 Eaton Corporation plc $ 61,217
22 Echo Global Logistics, Inc.
a
1,050
56 EMCOR Group, Inc. 6,461
174 Expeditors International of
Washington, Inc. 20,729
54 Exponent, Inc. 6,110
591 Fastenal Company 30,502
134 Flowserve Corporation 4,646
330 Fortive Corporation 23,288
144 Fortune Brands Home and
Security, Inc. 12,876
172 Graco , Inc. 12,035
49 Granite Construction, Inc. 1,938
31 H&E Equipment Services, Inc. 1,076
18 Heidrick & Struggles International,
Inc. 803
44 HNI Corporation 1,616
20 ICF International, Inc. 1,786
78 IDEX Corporation 16,142
388 IHS Markit , Ltd. 45,249
326 Illinois Tool Works, Inc. 67,361
56 Interface, Inc. 848
737 Johnson Controls International plc 50,175
94 Kansas City Southern 25,440
31 Kelly Services, Inc. 585
35 Lennox International, Inc. 10,296
58 Lincoln Electric Holdings, Inc. 7,470
535 Linde plc 156,958
56 Manpower, Inc. 6,064
264 Masco Corporation 14,665
73 Meritor, Inc.
a
1,556
57 Middleby Corporation
a
9,719
257 Norfolk Southern Corporation 61,487
108 Owens Corning, Inc. 9,234
357 PACCAR, Inc. 28,174
133 Parker-Hannifin Corporation 37,189
144 Quanta Services, Inc. 16,390
29 Resources Connection, Inc. 458
118 Robert Half International, Inc. 11,839
119 Rockwell Automation, Inc. 34,991
108 Roper Industries, Inc. 48,182
55 Ryder System, Inc. 4,549
56 Snap-On, Inc. 11,701
153 Southwest Airlines Company
a
7,869
109 Spirit Aerosystems Holdings, Inc. 4,817
165 Stanley Black & Decker, Inc. 28,926
76 Steelcase, Inc. 964
17 Tennant Company 1,257
55 Tetra Tech, Inc. 8,214
71 Timken Company 4,645
245 Trane Technologies plc 42,299
197 TransUnion 22,125
34 TrueBlue , Inc.
a
921
683 Union Pacific Corporation 133,875
744 United Parcel Service, Inc. 135,482
74 United Rentals, Inc.
a
25,969
46 W.W. Grainger, Inc. 18,081
186 Wabtec Corporation 16,035
185 Xylem, Inc. 22,881
Total 1,901,074
Information Technology (28.7%)
654 Accenture plc 209,228
492 Adobe, Inc.
a
283,254
1,250 Advanced Micro Devices, Inc.
a
128,625
Shares Common Stock (86.3%) Value
Information Technology (28.7%) - continued
553 Analog Devices, Inc. $ 92,616
90 ANSYS, Inc.
a
30,640
944 Applied Materials, Inc. 121,521
226 Autodesk, Inc.
a
64,448
438 Automatic Data Processing, Inc. 87,565
286 Cadence Design Systems, Inc.
a
43,312
4,335 Cisco Systems, Inc. 235,954
126 Citrix Systems, Inc. 13,529
180 Cognex Corporation 14,440
546 Cognizant Technology Solutions
Corporation 40,519
206 CommScope Holding Company,
Inc.
a
2,800
832 Corning, Inc. 30,360
286 Dell, Inc.
a
29,755
61 F5 Networks, Inc.
a
12,126
516 Flextronics International, Ltd.
a
9,123
143 Fortinet, Inc.
a
41,762
1,329 Hewlett Packard Enterprise
Company 18,938
1,282 HP, Inc. 35,075
4,154 Intel Corporation 221,325
919 International Business Machines
Corporation 127,677
281 Intuit, Inc. 151,602
46 Itron , Inc.
a
3,479
191 Keysight Technologies, Inc.
a
31,379
147 Lam Research Corporation 83,665
910 Mastercard , Inc. 316,389
281 Microchip Technology, Inc. 43,131
7,361 Microsoft Corporation 2,075,213
175 Motorola Solutions, Inc. 40,656
598 NortonLifeLock , Inc. 15,129
2,564 NVIDIA Corporation 531,158
129 Okta , Inc.
a
30,617
439 ON Semiconductor Corporation
a
20,093
1,928 Oracle Corporation 167,987
53 Paycom Software, Inc.
a
26,275
1,148 PayPal Holdings, Inc.
a
298,721
37 Plantronics, Inc.
a
951
999 Salesforce.com, Inc.
a
270,949
161 Sensata Technologies Holding plc
a
8,810
203 ServiceNow , Inc.
a
126,321
170 Skyworks Solutions, Inc. 28,013
169 Splunk , Inc.
a
24,456
341 TE Connectivity, Ltd. 46,792
114 Teradata Corporation
a
6,538
950 Texas Instruments, Inc. 182,599
258 Trimble, Inc.
a
21,220
1,740 Visa, Inc. 387,585
86 VMware, Inc.
a
12,788
422 Western Union Company 8,533
194 Workday, Inc.
a
48,479
173 Xerox Holdings Corporation 3,489
55 Zebra Technologies Corporation
a
28,348
Total 6,935,957
Materials (1.9%)
228 Air Products and Chemicals, Inc. 58,393
120 Albemarle Corporation 26,276
1,586 Amcor plc 18,382
85 Avery Dennison Corporation 17,613
217 Axalta Coating Systems, Ltd.
a
6,334
336 Ball Corporation 30,230

ESG Index Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (86.3%) Value
Materials (1.9%) - continued
35 Compass Minerals International,
Inc. $ 2,254
52 Domtar Corporation
a
2,836
264 Ecolab, Inc. 55,076
54 H.B. Fuller Company 3,486
255 International Flavors & Fragrances,
Inc. 34,099
35 Minerals Technologies, Inc. 2,444
373 Mosaic Company 13,324
826 Newmont Mining Corporation 44,852
308 Nucor Corporation 30,335
244 PPG Industries, Inc. 34,894
23 Schnitzer Steel Industries, Inc. 1,008
159 Sealed Air Corporation 8,712
262 Sherwin-Williams Company 73,289
104 Sonoco Products Company 6,196
Total 470,033
Real Estate (2.8%)
468 American Tower Corporation 124,212
144 AvalonBay Communities, Inc. 31,916
153 Boston Properties, Inc. 16,577
346 CBRE Group, Inc.
a
33,687
114 Corporate Office Properties Trust 3,076
290 Digital Realty Trust, Inc. 41,890
383 Duke Realty Corporation 18,334
92 Equinix , Inc. 72,692
364 Equity Residential 29,455
71 Federal Realty Investment Trust 8,377
556 Healthpeak Properties, Inc. 18,615
723 Host Hotels & Resorts, Inc.
a
11,807
298 Iron Mountain, Inc. 12,948
53 Jones Lang LaSalle, Inc.
a
13,149
212 Macerich Company 3,542
69 PotlatchDeltic Corporation 3,559
761 Prologis, Inc. 95,452
119 Realogy Holdings Corporation
a
2,087
112 SBA Communications Corporation 37,024
338 Simon Property Group, Inc. 43,930
304 UDR, Inc. 16,106
768 Weyerhaeuser Company 27,318
Total 665,753
Utilities (1.3%)
683 AES Corporation 15,593
256 Alliant Energy Corporation 14,331
186 American Water Works Company,
Inc. 31,441
134 Atmos Energy Corporation 11,819
71 Avista Corporation 2,777
597 CenterPoint Energy, Inc. 14,686
297 CMS Energy Corporation 17,740
352 Consolidated Edison, Inc. 25,552
239 Essential Utilities, Inc. 11,013
354 Eversource Energy 28,943
558 FirstEnergy Corporation 19,876
205 MDU Resources Group, Inc. 6,082
99 New Jersey Resources
Corporation 3,446
398 NiSource, Inc. 9,644
31 Northwest Natural Holding
Company 1,426
207 OGE Energy Corporation 6,823
45 Ormat Technologies, Inc. 2,997
794 PPL Corporation 22,137
Shares Common Stock (86.3%) Value
Utilities (1.3%) - continued
326 Sempra Energy $ 41,239
216 UGI Corporation 9,206
324 WEC Energy Group, Inc. 28,577
Total 325,348
Total Common Stock
(cost $17,809,894) 20,855,391
Shares
Registered Investment
Companies ( 13.7% ) Value
Unaffiliated  (13.7%)
39,656 iShares MSCI KLD 400 Social ETF 3,299,776
Total 3,299,776
Total Registered Investment
Companies (cost $3,326,449) 3,299,776
Shares
Collateral Held for Securities
Loaned ( <0.1% ) Value
2,595 Thrivent Cash Management Trust 2,595
Total Collateral Held for
Securities Loaned
(cost $2,595) 2,595
Shares Short-Term Investments ( <0.1% ) Value
Thrivent Core Short-Term Reserve
Fund
756 0.120% 7,560
Total Short-Term Investments
(cost $7,560) 7,560
Total Investments (cost
$21,146,498) 100.0% $24,165,322
Other Assets and Liabilities, Net
(<0.1%) (3,446)
Total Net Assets 100.0% $24,161,876
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent ESG Index Portfolio as of
September 30, 2021:
Securities Lending Transactions
Common Stock $ 2,538
Total lending $2,538
Gross amount payable upon return of
collateral for securities loaned $2,595
Net amounts due to counterparty $57
Definitions:
ETF - Exchange Traded Fund

ESG Index Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2021, in valuing ESG Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 2,280,283 2,280,283 – –
Consumer Discretionary 2,441,185 2,441,185 – –
Consumer Staples 1,400,673 1,400,673 – –
Energy 460,857 460,857 – –
Financials 1,924,994 1,924,994 – –
Health Care 2,049,234 2,049,234 – –
Industrials 1,901,074 1,901,074 – –
Information Technology 6,935,957 6,935,957 – –
Materials 470,033 470,033 – –
Real Estate 665,753 665,753 – –
Utilities 325,348 325,348 – –
Registered Investment Companies
Unaffiliated 3,299,776 3,299,776 – –
Subtotal Investments in Securities $24,155,167 $24,155,167 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 7,560
Collateral Held for Securities Loaned 2,595
Subtotal Other Investments $10,155
Total Investments at Value $24,165,322
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in ESG Index Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
9/30/2021
Shares Held at
9/30/2021
% of Net
Assets
9/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% $90 $8,446 $8,528 $8 1 <0.1
Total Affiliated Short-Term Investments 90 8 <0.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 28 25 3 3 <0.1
Total Collateral Held for Securities Loaned – 3 <0.1
Total Value $90 $11
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 9/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% $– $– $ – $0
Total Income/Non Income Cash from Affiliated
Investments $0
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $ –

Global Stock Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 84.2% ) Value
Communications Services (6.8%)
9,470 Alphabet, Inc., Class A
a
$ 25,318,234
1,532 Alphabet, Inc., Class C
a
4,083,255
8,575 AMC Networks, Inc.
a
399,509
5,171 Audacy , Inc.
a
19,029
410,576 Auto Trader Group plc
b
3,237,887
134,612 BCE, Inc. 6,743,353
3,160 Cars.com, Inc.
a
39,974
74,172 Carsales.com, Ltd. 1,331,354
108,342 Comcast Corporation 6,059,568
143,798 Deutsche Telekom AG 2,883,743
57,641 Discovery, Inc., Class A
a,c
1,462,929
847 E.W. Scripps Company 15,297
45,087 Facebook, Inc.
a
15,302,077
1,955 Gray Television, Inc. 44,613
1,188 Hemisphere Media Group, Inc.
a
14,470
35,000 HKT Trust and HKT, Ltd. 47,856
4,780 Interpublic Group of Companies,
Inc. 175,283
8,758 Ipsos SA 397,994
77,000 KDDI Corporation 2,535,080
659 Liberty Global plc, Class A
a
19,638
51,716 Live Nation Entertainment, Inc.
a
4,712,879
26,678 Lumen Technologies, Inc.
c
330,540
8,900 M3, Inc. 634,288
10,088 Match Group, Inc.
a
1,583,715
113,937 Mediaset Espana Comunicacion
SA
a
647,750
1,458 Nexstar Broadcasting Group, Inc. 221,558
1,100 Nintendo Company, Ltd. 525,671
97,300 Nippon Telegraph and Telephone
Corporation 2,696,102
6,252 Omnicom Group, Inc. 453,020
12,357 REA Group, Ltd. 1,391,780
15,279 Rightmove plc 140,372
4,069 RingCentral, Inc.
a
885,007
15,184 Rogers Communications, Inc. 709,090
2,487 Scout24 AG
b
172,733
1,269 Skillz , Inc.
a,c
12,462
107,500 SoftBank Corporation 1,458,216
6,800 SoftBank Group Corporation 392,940
2,393 Spark New Zealand, Ltd. 7,873
1,249 Stroeer SE 102,861
2,366 Telenet Group Holding NV 90,338
6,578 Telephone & Data Systems, Inc. 128,271
3,499 TELUS Corporation 76,908
46,800 TV Asahi Holdings Corporation 730,930
72,994 Twitter, Inc.
a
4,408,108
425 United States Cellular Corporation
a
13,553
102,366 Verizon Communications, Inc. 5,528,788
921 ViacomCBS , Inc. 36,389
256,700 Z Holdings Corporation 1,642,896
10,709 ZoomInfo Technologies, Inc.
a
655,284
Total 100,521,465
Consumer Discretionary (9.3%)
15,021 888 Holdings Public Company,
Ltd. 87,029
3,400 ABC-MART, Inc. 190,988
8,109 Adidas AG 2,548,297
622 Adient plc
a
25,782
14,000 Aisin Corporation 507,315
7,020 Amazon.com, Inc.
a
23,060,981
20,318 American Axle & Manufacturing
Holdings, Inc.
a
179,002
55,778 Aptiv plc
a
8,309,249
Shares Common Stock (84.2%) Value
Consumer Discretionary (9.3%) - continued
13,590 ARB Corporation, Ltd. $ 472,612
104,965 Aristocrat Leisure, Ltd. 3,490,776
4,800 ASKUL Corporation 70,383
1,815 AutoZone, Inc.
a
3,081,852
206,355 B&M European Value Retail SA 1,637,100
11,376 Bally's Corporation
a
570,393
6,300 Bandai Namco Holdings, Inc. 473,620
54,774 Barratt Developments plc 484,191
1,687 Bed Bath & Beyond, Inc.
a,c
29,143
8,001 Bellway plc 352,898
1,952 BJ's Restaurants, Inc.
a
81,516
4,364 Breville Group, Ltd. 89,842
958 Brunswick Corporation 91,269
4,301 Burlington Stores, Inc.
a
1,219,635
9,951 Caesars Entertainment, Inc.
a
1,117,298
10,262 Carvana Company
a
3,094,403
8,124 Chegg , Inc.
a
552,594
10,995 Chewy, Inc.
a,c
748,869
9,181 Chico's FAS, Inc.
a
41,223
3,165 Chipotle Mexican Grill, Inc.
a
5,752,451
14,500 Chiyoda Company, Ltd. 110,509
6,968 Choice Hotels International, Inc. 880,546
332 Churchill Downs, Inc. 79,707
1,628 CIE Automotive SA 41,072
22,901 Cooper-Standard Holdings, Inc.
a
501,761
1,547 Cracker Barrel Old Country Store,
Inc. 216,332
4,584 Culp, Inc. 59,042
23,220 D.R. Horton, Inc. 1,949,783
8,208 Dana, Inc. 182,546
2,386 Darden Restaurants, Inc. 361,407
486 Deckers Outdoor Corporation
a
175,057
3,600 Denso Corporation 235,070
1,240 Dick's Sporting Goods, Inc. 148,515
16,568 Dollarama , Inc. 718,653
11,908 Domino's Pizza Enterprises, Ltd. 1,362,019
1,099 Dorman Products, Inc.
a
104,042
43,444 Duluth Holdings, Inc.
a
592,142
6,232 Emerald Holding, Inc.
a
27,047
75,503 Entain plc
a
2,156,488
77,336 Everi Holdings, Inc.
a
1,869,984
1,677 Evolution Gaming Group AB
b
253,964
15,362 Farfetch , Ltd.
a
575,768
2,100 Fast Retailing Company, Ltd. 1,548,783
2,202 Ferrari NV 459,556
690 Fisker , Inc.
a
10,108
9,174 Five Below, Inc.
a
1,622,055
4,486 Foot Locker, Inc. 204,831
584 Fox Factory Holding Corporation
a
84,411
92,000 Galaxy Entertainment Group, Ltd.
a
472,055
13,023 Gap, Inc. 295,622
514 Garmin, Ltd. 79,906
22,139 Gentex Corporation 730,144
2,919 Genuine Parts Company 353,870
3,896 G-III Apparel Group, Ltd.
a
110,257
4,600 Goodyear Tire & Rubber
Company
a
81,420
7,507 GoPro, Inc.
a
70,266
62 Graham Holdings Company 36,528
1,785 Grand Canyon Education, Inc.
a
157,009
449 Group 1 Automotive, Inc. 84,358
1,032 GrowGeneration Corporation
a
25,459
3,159 Guess ?, Inc. 66,371
10,219 Hanesbrands, Inc. 175,358
1,480 Harley-Davidson, Inc. 54,183

Global Stock Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (84.2%) Value
Consumer Discretionary (9.3%) - continued
672 Hermes International $ 927,178
3,400 Hikari Tsushin, Inc. 574,665
82,700 Honda Motor Company, Ltd. 2,542,513
58,492 Howden Joinery Group plc 704,171
58,005 Husqvarna AB 692,930
12,907 InterContinental Hotels Group plc
a
824,132
4,000 Izumi Company, Ltd. 133,081
11,339 JD Sports Fashion plc 159,353
2,292 KB Home 89,205
17,647 Kohl's Corporation 830,997
5,000 KOMEDA Holdings Company, Ltd. 99,186
2,178 La Francaise des Jeux SAEM
b
111,986
7,006 Lear Corporation 1,096,299
4,719 Leggett & Platt, Inc. 211,600
4,465 Lithia Motors, Inc. 1,415,584
30,593 Lowe's Companies, Inc. 6,206,096
2,594 LVMH Moet Hennessy Louis
Vuitton SE 1,857,983
1,608 M.D.C. Holdings, Inc. 75,126
2,453 Macy's, Inc. 55,438
21,063 Magnite , Inc.
a
589,764
38 Marriott Vacations Worldwide
Corporation 5,979
1,700 McDonald's Holdings Company
(Japan), Ltd. 80,203
6,814 Mohawk Industries, Inc.
a
1,208,804
106,551 Moneysupermarket.com Group plc 305,797
884 Next plc 97,241
42,100 NHK Spring Company, Ltd. 299,616
70,100 Nissan Motor Company, Ltd.
a
350,323
6,800 Nitori Holdings Company, Ltd. 1,340,089
11,484 Nordstrom, Inc.
a,c
303,752
10,554 Norwegian Cruise Line Holdings,
Ltd.
a,c
281,897
245 NVR, Inc.
a
1,174,550
8,847 Ollie's Bargain Outlet Holdings,
Inc.
a
533,297
5,871 Papa John's International, Inc. 745,558
30,630 Penn National Gaming, Inc.
a
2,219,450
15,269 Planet Fitness, Inc.
a
1,199,380
2,600 Playtech plc
a
16,437
10,000 PLENUS Company, Ltd. 195,307
357 Pool Corporation 155,084
599 Poshmark , Inc.
a
14,232
10,623 Premier Investments, Ltd. 228,380
4,630 PUMA SE 514,693
748 Purple Innovation, Inc.
a
15,723
1,089 PVH Corporation
a
111,938
39,993 Qurate Retail, Inc. 407,529
8,600 Rakuten Group, Inc. 83,771
1,300 Rinnai Corporation 142,729
3,594 Ross Stores, Inc. 391,207
3,227 Ruth's Hospitality Group, Inc.
a
66,831
21,500 Sangetsu Company, Ltd. 291,719
63,700 Sekisui House, Ltd. 1,333,939
17,067 Skyline Corporation
a
1,025,044
13,000 Sony Group Corporation 1,443,244
34,878 Sony Group Corporation ADR 3,856,809
54,800 Sumitomo Electric Industries, Ltd. 728,713
389,224 Tabcorp Holdings, Ltd. 1,352,395
4,000 Takara Standard Company, Ltd. 58,083
2,483 Tapestry, Inc. 91,921
25,704 Taylor Morrison Home Corporation
a
662,649
2,390 Tenneco, Inc.
a
34,105
11,671 Tesla, Inc.
a
9,050,627
Shares Common Stock (84.2%) Value
Consumer Discretionary (9.3%) - continued
1,217 Thor Industries, Inc. $ 149,399
37,763 ThredUp , Inc.
a
819,079
20,472 Thule Group AB
b
1,026,396
9,093 Toll Brothers, Inc. 502,752
1,969 TopBuild Corporation
a
403,271
120,000 Toyota Motor Corporation 2,138,086
12,202 Tri Pointe Homes, Inc.
a
256,486
11,317 TripAdvisor, Inc.
a
383,080
1,590 Tupperware Brands Corporation
a
33,581
2,679 Ulta Beauty, Inc.
a
966,905
1,761 Urban Outfitters, Inc.
a
52,284
980 Vail Resorts, Inc.
a
327,369
239 Williams-Sonoma, Inc. 42,382
4,493 Wingstop , Inc. 736,537
3,028 Workhorse Group, Inc.
a,c
23,164
15,723 Wyndham Hotels & Resorts, Inc. 1,213,658
4,031 Yum! Brands, Inc. 493,032
1,424 Zalando SE
a,b
129,871
183 Zumiez , Inc.
a
7,276
Total 139,005,655
Consumer Staples (3.7%)
11,700 Arcs Company, Ltd. 237,637
1,777 Axfood AB 42,485
12 Barry Callebaut AG 27,217
522 Beiersdorf AG 56,324
48,266 BJ's Wholesale Club Holdings,
Inc.
a
2,650,769
21,234 Carlsberg AS 3,464,183
38 Casey's General Stores, Inc. 7,161
1 Chocoladefabriken Lindt and
Spruengli AG 117,925
1,044 Church & Dwight Company, Inc. 86,203
2,406 Coca-Cola European Partners plc 133,028
28,079 Coca-Cola HBC AG 904,823
13,079 Coty, Inc.
a
102,801
5,605 Darling Ingredients, Inc.
a
403,000
79,862 Diageo plc 3,866,520
39,939 e.l.f . Beauty, Inc.
a
1,160,228
547 Endeavour Group, Ltd. 2,737
21,277 ForFarmers BV 106,595
5,160 Glanbia plc 85,347
6,347 Greggs plc 250,258
1,253 Hershey Company 212,070
4,307 Imperial Brands plc 90,088
1,254 Ingredion, Inc. 111,619
49,100 Kao Corporation 2,922,118
9,662 Kimberly-Clark Corporation 1,279,635
5,800 Kobe Bussan Company, Ltd. 189,508
45,241 Lamb Weston Holdings, Inc. 2,776,440
155 Lindt & Spruengli AG 1,733,033
11,112 L'Oreal SA 4,598,174
380 Medifast , Inc. 73,203
5,200 Ministop Company, Ltd. 67,063
4,064 Molson Coors Beverage Company 188,488
65,451 Nestle SA 7,886,195
62,494 Philip Morris International, Inc. 5,923,806
68 PriceSmart , Inc. 5,273
9,428 Royal Unibrew AS 1,134,018
548 Seneca Foods Corporation
a
26,425
6,400 Seven & I Holdings Company, Ltd. 291,356
11,513 Sprouts Farmers Markets, Inc.
a
266,756
21,971 Sysco Corporation 1,724,724
22,560 Turning Point Brands, Inc. 1,077,240
30,891 Unilever NV 1,669,073

Global Stock Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (84.2%) Value
Consumer Staples (3.7%) - continued
2,726 US Foods Holding Corporation
a
$ 94,483
45,672 Wal-Mart Stores, Inc. 6,365,763
Total 54,411,792
Energy (3.4%)
21,237 Antero Midstream Corporation 221,290
15,482 Antero Resources Corporation
a
291,216
17,699 APA Corporation 379,290
17,178 Archrock , Inc. 141,719
447 Bonanza Creek Energy, Inc. 21,411
493,465 BP plc 2,247,662
76,540 BP plc ADR 2,091,838
291 Callon Petroleum Company
a
14,282
23,189 Centennial Resource
Development, Inc.
a
155,366
5,286 ChampionX Corporation
a
118,195
5,459 CNX Resources Corporation
a
68,893
45,090 ConocoPhillips 3,055,749
7,773 Continental Resources, Inc.
c
358,724
4,190 Core Laboratories NV 116,273
87,308 Devon Energy Corporation 3,100,307
7,623 Diamondback Energy, Inc. 721,669
747 DT Midstream, Inc. 34,541
25,014 Enbridge, Inc. 996,531
77,987 Eni SPA 1,039,969
13,631 EnLink Midstream, LLC 92,963
85,447 Enterprise Products Partners, LP 1,849,073
72,487 Equinor ASA 1,843,403
3,007 Equitrans Midstream Corporation 30,491
1,657 ERG SPA 49,190
3,779 Exterran Corporation
a
16,779
17,058 Exxon Mobil Corporation 1,003,352
60,395 Galp Energia SGPS SA 685,964
1,523 Gaztransport Et Technigaz SA 113,758
56,787 Halliburton Company 1,227,735
7,196 Helix Energy Solutions Group, Inc.
a
27,920
5,805 Helmerich & Payne, Inc. 159,115
7,399 HollyFrontier Corporation 245,129
37,016 Italgas SPA 236,688
40,843 John Wood Group plc
a
126,177
15,809 Kinder Morgan, Inc. 264,485
6,631 Kosmos Energy, Ltd.
a
19,628
6,905 Lundin Energy AB 256,322
1,486 Magnolia Oil & Gas Corporation 26,436
41,089 Marathon Oil Corporation 561,687
28,545 Marathon Petroleum Corporation 1,764,366
6,097 Matador Resources Company 231,930
16,493 Neste Oil Oyj 930,406
21,340 Nine Energy Service, Inc.
a
39,052
1,097 Northern Oil and Gas, Inc. 23,476
20,255 NOV, Inc.
a
265,543
153 Oceaneering International, Inc.
a
2,038
20,402 OMV AG 1,228,515
8,211 PBF Energy, Inc.
a
106,497
5,812 Peabody Energy Corporation
a
85,959
514 Penn Virginia Corporation
a
13,708
17,571 Pioneer Natural Resources
Company 2,925,747
3,662 Plains GP Holdings, LP 39,458
15,660 ProPetro Holding Corporation
a
135,459
127,713 Royal Dutch Shell plc, Class A 2,840,232
203,429 Royal Dutch Shell plc, Class B 4,507,299
6,376 RPC, Inc.
a
30,987
11,480 Schlumberger, Ltd. 340,267
14,317 SM Energy Company 377,682
Shares Common Stock (84.2%) Value
Energy (3.4%) - continued
42,208 Southwestern Energy Company
a
$ 233,832
85,046 Suncor Energy, Inc. 1,763,231
13,793 Talos Energy, Inc.
a
189,930
2,691 Targa Resources Corporation 132,424
46,890 TC Energy Corporation
c
2,256,762
3,369 Technip Energies NV
a
53,074
65,624 TechnipFMC plc
a
494,149
77,070 Tenaris SA ADR 1,626,948
65 Texas Pacific Land Corporation 78,608
75,280 Total Energies SE 3,598,217
37,148 Transocean, Ltd.
a
140,791
6,801 Washington H. Soul Pattinson and
Company, Ltd. 189,007
2,358 World Fuel Services Corporation 79,276
5,274 WorleyParsons , Ltd. 37,103
Total 50,773,193
Financials (13.0%)
1,897 AB Industrivarden , Class A 60,603
77,857 AB Industrivarden , Class C 2,405,448
70,184 ABN AMRO Group NV
a,b
1,012,567
7,300 AEON Financial Service Company,
Ltd. 92,435
12,207 Air Lease Corporation 480,223
1,200 Alleghany Corporation
a
749,292
623 Allegiance Bancshares, Inc. 23,767
29,616 Allianz SE 6,635,314
8,828 American Equity Investment Life
Holding Company 261,044
26,133 American Express Company 4,378,061
4,814 American Financial Group, Inc. 605,746
1,020 Ameriprise Financial, Inc. 269,402
9,778 Ameris Bancorp 507,283
793 Amundi SA
b
66,697
8,001 Annaly Capital Management, Inc. 67,368
9,242 Apollo Commercial Real Estate
Finance, Inc. 137,059
13,588 Arch Capital Group, Ltd.
a
518,790
353 Argo Group International Holdings,
Ltd. 18,434
5,439 Arthur J. Gallagher & Company 808,507
2,555 Artisan Partners Asset
Management, Inc. 124,991
1,992 Assured Guaranty, Ltd. 93,246
8,921 ASX, Ltd. 515,061
19,347 Azimut Holding SPA 529,981
15,856 Baloise Holding AG 2,405,192
113,165 Banco Bilbao Vizcaya Argentaria
SA 746,955
233,833 Banco Santander SA 847,026
3,637 BancorpSouth Bank 108,310
99,145 Bank Hapoalim , Ltd. 870,852
193,913 Bank Leumi Le-Israel BM 1,643,032
209,564 Bank of America Corporation 8,895,992
9,379 Bank of New York Mellon
Corporation 486,207
39,265 Bank of Nova Scotia 2,416,785
4,632 BankFinancial Corporation 53,175
7,970 Banner Corporation 440,024
1,079 Banque Cantonale Vaudoise 82,040
284,497 Barclays plc 722,901
1,962 Blackstone Mortgage Trust, Inc. 59,488
12,199 BNP Paribas SA 780,498
6,454 Brighthouse Financial, Inc.
a
291,914
1,397 BrightSpire Capital, Inc. 13,118

Global Stock Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (84.2%) Value
Financials (13.0%) - continued
3,677 Brookline Bancorp, Inc. $ 56,111
1,769 Brown & Brown, Inc. 98,091
274 Byline Bancorp, Inc. 6,729
8,695 Canadian Imperial Bank of
Commerce 967,942
9,218 Canadian Western Bank 266,875
15,736 Capital One Financial Corporation 2,548,760
11,135 Central Pacific Financial
Corporation 285,947
129,589 Charles Schwab Corporation 9,439,263
9,269 Chimera Investment Corporation 137,645
19,421 Chubb, Ltd. 3,369,155
106,131 CI Financial Corporation 2,154,293
3,711 Cincinnati Financial Corporation 423,870
7,581 Citizens Financial Group, Inc. 356,155
5,623 CNO Financial Group, Inc. 132,365
33,234 Comerica, Inc. 2,675,337
56,205 Commonwealth Bank of Australia 4,170,998
7,909 Community Trust Bancorp, Inc. 332,969
12,996 Customers Bancorp, Inc.
a
559,088
182,000 DBS Group Holdings, Ltd. 4,032,869
4,314 Deutsche Boerse AG 700,016
20,889 Deutsche Pfandbriefbank AG
b
235,154
120 Diamond Hill Investment Group,
Inc. 21,079
16,098 Discover Financial Services 1,977,639
179,828 DNB Bank ASA 4,088,334
3,008 East West Bancorp, Inc. 233,240
4,147 Enova International, Inc.
a
143,279
1,171 Enterprise Financial Services
Corporation 53,023
60,908 Equitable Holdings, Inc. 1,805,313
7,811 Essent Group, Ltd. 343,762
36,151 Euronext NV
b
4,091,223
52,403 F.N.B. Corporation 608,923
975 FactSet Research Systems, Inc. 384,910
335 Federal Agricultural Mortgage
Corporation 36,354
1,740 Federated Hermes, Inc. 56,550
6,120 Financial Institutions, Inc. 187,578
5,844 Finecobank Banca Fineco SPA
a
105,553
129 First American Financial
Corporation 8,649
43,052 First Bancorp 566,134
10,087 First Busey Corporation 248,443
731 First Commonwealth Financial
Corporation 9,964
5,102 First Financial Corporation 214,539
42,128 First Horizon Corporation 686,265
1,309 First International Bank of Israel,
Ltd. 47,842
747 First of Long Island Corporation 15,388
17,248 First Republic Bank 3,326,794
1,759 Flushing Financial Corporation 39,753
10,055 Franklin Resources, Inc. 298,835
36,975 Fulton Financial Corporation 564,978
6,938 Granite Point Mortgage Trust, Inc. 91,373
6,801 Great Southern Bancorp, Inc. 372,763
19,806 Groupe Bruxelles Lambert SA 2,178,567
10,182 Hamilton Lane, Inc. 863,637
21,023 Hancock Whitney Corporation 990,604
13,143 Hanmi Financial Corporation 263,649
6,005 Hanover Insurance Group, Inc. 778,368
7,486 Heartland Financial USA, Inc. 359,927
1,502 Heritage Commerce Corporation 17,468
495 Heritage Financial Corporation 12,622
Shares Common Stock (84.2%) Value
Financials (13.0%) - continued
4,837 HomeStreet , Inc. $ 199,043
4,863 Hometrust Bancshares, Inc. 136,067
47,599 Hope Bancorp, Inc. 687,330
8,140 Horizon Bancorp, Inc. 147,904
161,282 Humm Group, Ltd.
a
97,862
12,827 Independent Bank Corporation 275,524
21,400 Intermediate Capital Group plc 585,989
31,622 Invesco Mortgage Capital, Inc. 99,609
19,605 Invesco, Ltd. 472,677
54,369 J.P. Morgan Chase & Company 8,899,662
56,600 Japan Post Bank Company, Ltd. 485,486
623 Jefferies Financial Group, Inc. 23,132
3,070 Jyske Bank AS
a
132,364
1,029 KBC Groep NV 92,820
8,956 Kinsale Capital Group, Inc. 1,448,185
2,993 L E Lundbergforetagen AB 164,250
1,436 Ladder Capital Corporation 15,868
3,572 Lakeland Bancorp, Inc. 62,974
55,831 Laurentian Bank of Canada 1,771,993
7,172 Lincoln National Corporation 493,075
2,711 Loews Corporation 146,204
1,084 LPL Financial Holdings, Inc. 169,928
13,712 Magellan Financial Group, Ltd. 344,182
27,563 Man Group plc 75,874
10,974 Marsh & McLennan Companies,
Inc. 1,661,793
85,000 Mebuki Financial Group, Inc. 186,226
58,086 Medibank Private, Ltd. 148,306
159,630 Mediobanca SPA
a
1,920,505
2,504 Mercantile Bank Corporation 80,203
209 Merchants Bancorp 8,249
28,922 MFA Financial, Inc. 132,174
6,487 Midland States Bancorp, Inc. 160,424
6,571 MidWestOne Financial Group, Inc. 198,181
201,100 Mitsubishi HC Capital, Inc. 1,051,530
36,176 Mizrahi Tefahot Bank, Ltd. 1,218,406
58,904 Morgan Stanley 5,731,948
2,581 MSCI, Inc. 1,570,126
4 National Western Life Group, Inc. 842
10,466 Navient Corporation 206,494
9,888 NMI Holdings, Inc.
a
223,568
4,186 Northern Trust Corporation 451,293
1,375 OceanFirst Financial Corporation 29,439
3,429 OFG Bancorp 86,479
282 Old National Bancorp 4,780
3,685 Old Second Bancorp, Inc. 48,126
94,900 ORIX Corporation 1,775,724
11,160 PacWest Bancorp 505,771
13,422 Paragon Banking Group plc 98,653
1,383 Partners Group Holding AG 2,158,364
832 Peoples Bancorp, Inc. 26,300
20,901 Popular, Inc. 1,623,381
32,230 Poste Italiane SPA
b
442,578
7,583 Premier Financial Corporation 241,443
32 Primerica, Inc. 4,916
5,883 QCR Holdings, Inc. 302,622
27,767 Radian Group, Inc. 630,866
2,893 Raiffeisen Bank International AG 75,665
47,520 Raymond James Financial, Inc. 4,385,146
114 Ready Capital Corporation 1,645
5,277 Reinsurance Group of America,
Inc. 587,119
2,816 RenaissanceRe Holdings, Ltd. 392,550
41,900 Resona Holdings, Inc. 167,601
20,204 Royal Bank of Canada 2,010,351

Global Stock Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (84.2%) Value
Financials (13.0%) - continued
12,955 S&P Global, Inc. $ 5,504,450
36 Safety Insurance Group, Inc. 2,853
10,838 Seacoast Banking Corporation of
Florida 366,433
10,471 SEI Investments Company 620,930
4,114 Signature Bank 1,120,160
30,023 Skandinaviska Enskilda Banken
AB 423,124
36,675 Societe Generale SA 1,148,469
37,968 Standard Chartered plc 221,953
7,749 Starwood Property Trust, Inc. 189,153
25,742 State Street Corporation 2,180,862
64,000 Sumitomo Mitsui Financial Group,
Inc. 2,251,480
6,700 Sumitomo Mitsui Trust Holdings,
Inc. 230,748
43,549 Svenska Handelsbanken AB 487,723
14,234 Swedbank AB 287,024
4,959 Swiss Life Holding AG 2,498,680
4,175 Synchrony Financial 204,074
14,400 Synovus Financial Corporation 632,016
1,189 T. Rowe Price Group, Inc. 233,876
1,625 Territorial Bancorp, Inc. 41,242
9,186 Texas Capital Bancshares, Inc.
a
551,344
7,685 TMX Group, Ltd. 828,750
14,300 Tokio Marine Holdings, Inc. 766,552
1,212 Topdanmark AS 62,532
14,309 Torchmark Corporation 1,273,930
46,559 Toronto-Dominion Bank 3,082,245
1,665 Towne Bank 51,798
8,239 TPG RE Finance Trust, Inc. 101,999
2,948 TriCo Bancshares 127,943
64,951 Truist Financial Corporation 3,809,376
4,502 TrustCo Bank Corporation NY 143,929
3,292 Trustmark Corporation 106,068
21,833 Tryg AS 494,929
45,006 Umpqua Holdings Corporation 911,371
542 Universal Insurance Holdings, Inc. 7,068
728 Univest Financial Corporation 19,940
34,164 Unum Group 856,150
527 Valley National Bancorp 7,014
549 Vontobel Holding AG 46,189
1,415 Washington Trust Bancorp, Inc. 74,967
15,100 WealthNavi , Inc.
a
462,675
105,195 Wells Fargo & Company 4,882,100
635 Wendel SA 87,740
148 WesBanco , Inc. 5,044
21,100 Western Alliance Bancorp 2,296,102
10,087 Western Asset Mortgage Capital
Corporation 26,327
10,326 Westpac Banking Corporation 190,964
10,565 Wintrust Financial Corporation 849,109
38,303 Zions Bancorporations NA 2,370,573
6,311 Zurich Insurance Group AG 2,580,696
Total 193,566,245
Health Care (11.6%)
6,890 908 Devices, Inc.
a,c
224,063
24,132 AbbVie, Inc. 2,603,119
31,425 ACADIA Pharmaceuticals, Inc.
a
521,969
26,195 Adaptive Biotechnologies
Corporation
a
890,368
208 Alk-Abello AS
a
87,271
249 Allakos , Inc.
a
26,362
2,331 Allogene Therapeutics, Inc.
a
59,907
Shares Common Stock (84.2%) Value
Health Care (11.6%) - continued
3,893 Amedisys , Inc.
a
$ 580,446
3,753 American Well Corporation
a
34,190
12,222 Amgen, Inc. 2,599,008
23,536 Amplifon SPA 1,118,557
16,639 Anthem, Inc. 6,203,019
642 Arcutis Biotherapeutics , Inc.
a
15,337
3,952 Arena Pharmaceuticals, Inc.
a
235,342
3,047 Argenx SE ADR
a
920,194
6,937 Ascendis Pharma AS ADR
a
1,105,688
176,100 Astellas Pharmaceutical, Inc. 2,898,440
20,845 AstraZeneca plc 2,512,193
62 Atrion Corporation 43,245
29,365 Avacta Group plc
a
46,293
30,080 Avantor , Inc.
a
1,230,272
16,525 Axonics Modulation Technologies,
Inc.
a,c
1,075,612
4,952 BioCryst Pharmaceuticals, Inc.
a
71,160
9,298 Biogen, Inc.
a
2,631,241
210 Bio-Rad Laboratories, Inc.
a
156,649
4,369 Bio- Techne Corporation 2,117,086
748 Bruker Corporation 58,419
97 Carl Zeiss Meditec AG 18,580
42,520 Centene Corporation
a
2,649,421
687 Cerner Corporation 48,447
2,609 Charles River Laboratories
International, Inc.
a
1,076,656
679 Chemed Corporation 315,816
37,900 Chugai Pharmaceutical Company,
Ltd. 1,386,909
14,934 Cigna Holding Company 2,989,189
2,610 Cooper Companies, Inc. 1,078,739
2,684 CryoLife , Inc.
a
59,826
38,014 CSL, Ltd. 7,942,322
23,074 CVS Health Corporation 1,958,060
13,677 Danaher Corporation 4,163,826
17,865 Dechra Pharmaceuticals plc 1,167,458
3,050 Dentsply Sirona, Inc. 177,052
3,437 DermTech , Inc.
a,c
110,362
9,567 Dexcom , Inc.
a
5,231,810
28,319 Edwards Lifesciences Corporation
a
3,205,994
5,900 Eisai Company, Ltd. 441,954
9,208 Eurofins Scientific SE 1,182,225
6,525 Fresenius SE & Company KGaA 312,319
868 Galenica AG
b
61,234
383 Generation Bio Company
a
9,602
3,582 Genmab AS
a
1,565,054
3,974 Genus plc 290,525
38,463 GlaxoSmithKline plc ADR 1,469,671
2,254 Global Blood Therapeutics, Inc.
a
57,432
2,284 GN Store Nord AS 157,969
19,065 GoodRx Holdings, Inc.
a,c
782,046
12,716 Guardant Health, Inc.
a
1,589,627
287 Haemonetics Corporation
a
20,259
14,416 HCA Healthcare, Inc. 3,499,052
2,082 HealthEquity , Inc.
a
134,830
715 ICU Medical, Inc.
a
166,867
15,643 Immunocore Holdings plc ADR
a
579,886
5,408 Inspire Medical Systems, Inc.
a
1,259,415
5,351 Insulet Corporation
a
1,520,915
1,187 Integra LifeSciences Holdings
Corporation
a
81,286
5,579 Intuitive Surgical, Inc.
a
5,546,363
441 Invitae Corporation
a
12,538
6,085 Ionis Pharmaceuticals, Inc.
a
204,091
34,981 Johnson & Johnson 5,649,432

Global Stock Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (84.2%) Value
Health Care (11.6%) - continued
1,060 Laboratory Corporation of America
Holdings
a
$ 298,326
25,787 Lantheus Holdings, Inc.
a
662,210
15,765 LHC Group, Inc.
a
2,473,686
1,830 Lineage Cell Therapeutics, Inc.
a
4,612
1,077 LNA Sante 63,375
2,325 Lonza Group AG 1,744,005
1,174 Masimo Corporation
a
317,814
41,634 Medtronic plc 5,218,822
67,964 Merck & Company, Inc. 5,104,776
9,767 Merck KGaA 2,113,960
1,611 Molina Healthcare, Inc.
a
437,080
9,100 Natera , Inc.
a
1,014,104
3,506 National HealthCare Corporation 245,350
2,366 Neogen Corporation
a
102,755
13,275 Nevro Corporation
a
1,544,945
101,179 Novartis AG 8,296,598
51,474 Novo Nordisk AS 4,961,557
24,395 Novo Nordisk AS ADR 2,342,164
3,140 NuVasive , Inc.
a
187,929
5,563 Orion Oyj 220,243
215 Orthofix Medical, Inc.
a
8,196
13,715 Phreesia , Inc.
a
846,216
4,089 Premier, Inc. 158,490
14,643 Progyny , Inc.
a,c
820,008
15,453 Pulmonx Corporation
a,c
555,999
14,242 Qiagen NV
a
738,908
1,674 Reata Pharmaceuticals, Inc.
a
168,421
55,090 Recordati SPA 3,192,984
6,715 Repligen Corporation
a
1,940,568
2,224 Roche Holding AG 811,693
1,755 Rubius Therapeutics, Inc.
a
31,379
4,886 Sarepta Therapeutics, Inc.
a
451,857
197 Sartorius Aktiengesellschaft 125,411
828 Sartorius Stedim Biotech 462,689
5,400 Sawai Group Holdings Company,
Ltd. 251,233
28,000 Shionogi & Company, Ltd. 1,916,022
149 Siegfried Holding AG 132,753
18,012 Silk Road Medical, Inc.
a
991,200
4,854 Sonic Healthcare, Ltd. 140,277
9,802 Sonova Holding AG 3,704,257
3,508 Syneos Health, Inc.
a
306,880
12,613 Tactile Systems Technology, Inc.
a
560,648
19,800 Takeda Pharmaceutical Company,
Ltd. 653,059
5,667 Tecan Group AG 3,209,697
16,375 Teladoc Health, Inc.
a
2,076,514
3,846 Teleflex, Inc. 1,448,211
1,738 Tenet Healthcare Corporation
a
115,473
11,200 Terumo Corporation 528,846
8,751 Thermo Fisher Scientific, Inc. 4,999,709
10,918 Tilray , Inc.
a,c
123,264
10,998 Travere Therapeutics, Inc.
a
266,702
481 U.S. Physical Therapy, Inc. 53,199
191 Universal Health Services, Inc. 26,429
345 Vaxcyte , Inc.
a
8,753
12,621 Veeva Systems, Inc.
a
3,636,994
1,391 Viatris , Inc. 18,848
485 Vifor Pharma AG 62,864
12,824 Vor BioPharma , Inc.
a,c
201,080
3,097 VYNE Therapeutics, Inc.
a
4,305
446 Waters Corporation
a
159,356
17,549 Zimmer Biomet Holdings, Inc. 2,568,472
29,939 Zoetis, Inc. 5,812,357
Shares Common Stock (84.2%) Value
Health Care (11.6%) - continued
16,467 Zymeworks , Inc.
a
$ 478,202
Total 172,363,243
Industrials (11.9%)
2,958 A.O. Smith Corporation 180,645
20 A.P. Moller - Maersk AS, Class B 54,142
28,323 Aalberts NV 1,634,824
2,745 Addtech AB 48,915
4,897 AECOM
a
309,246
16,222 Airbus Group NV
a
2,150,639
629 Akzo Nobel NV 68,727
1,001 Alfa Laval AB 37,336
560 Allegion plc 74,021
18,447 Altra Industrial Motion Corporation 1,021,041
9,500 Amada Holdings Company, Ltd. 97,993
1,493 AMETEK, Inc. 185,147
1,179 Armstrong World Industries, Inc. 112,559
17,735 ASGN, Inc.
a
2,006,538
80,978 Assa Abloy AB 2,348,897
56,754 Atlas Copco AB, Class A 3,427,127
14,558 Atlas Copco AB, Class B 739,934
54,152 Aurizon Holdings, Ltd. 146,613
581 Avis Budget Group, Inc.
a
67,692
7,437 AZZ, Inc. 395,648
702 Babcock & Wilcox Enterprises,
Inc.
a
4,500
3,709 Bloom Energy Corporation
a,c
69,432
307 Bucher Industries AG 145,767
36,046 Canadian National Railway
Company 4,177,192
60,295 Canadian Pacific Railway, Ltd. 3,937,312
20,164 Carlisle Companies, Inc. 4,008,402
9,923 CBIZ, Inc.
a
320,910
10,977 Chart Industries, Inc.
a
2,097,814
11,154 CIA De Distribucion Integral 235,277
2,600 COMSYS Holdings Corporation 68,585
199 CRA International, Inc. 19,769
23,588 Crane Company 2,236,378
4,373 Credit Corporation Group, Ltd. 94,339
4,948 CSW Industrials, Inc. 631,860
71,087 CSX Corporation 2,114,127
2,080 Cummins, Inc. 467,085
8,266 Curtiss-Wright Corporation 1,043,004
21,700 Dai Nippon Printing Company, Ltd. 522,811
8,200 Daikin Industries, Ltd. 1,787,915
78,367 Delta Air Lines, Inc.
a
3,339,218
15,078 Desktop Metal, Inc.
a,c
108,109
38,650 Deutsche Post AG 2,423,726
815 Douglas Dynamics, Inc. 29,585
3,035 Dover Corporation 471,943
26,434 Driven Brands Holdings, Inc.
a
763,678
16,858 DSV AS 4,035,197
5,562 EMCOR Group, Inc. 641,744
1,293 Expeditors International of
Washington, Inc. 154,035
8,181 Experian plc 342,703
11,735 Fastenal Company 605,643
3,562 Ferguson plc 494,484
39,510 First Advantage Corporation
a
752,666
5,183 Flowserve Corporation 179,695
6,978 Forrester Research, Inc.
a
343,736
6,768 Forward Air Corporation 561,879
1,994 GATX Corporation 178,583
2,375 Geberit AG 1,743,731
4,224 Generac Holdings, Inc.
a
1,726,222

Global Stock Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (84.2%) Value
Industrials (11.9%) - continued
16,190 General Dynamics Corporation $ 3,173,726
1,997 Gorman-Rupp Company 71,513
22,310 GrafTech International, Ltd. 230,239
180,112 GWA Group, Ltd. 352,582
276 GXO Logistics, Inc.
a
21,649
8,000 Hanwa Company, Ltd. 247,257
356 Harsco Corporation
a
6,034
41,931 Howmet Aerospace, Inc. 1,308,247
6,368 Hubbell, Inc. 1,150,507
778 ICF International, Inc. 69,468
5,994 IDEX Corporation 1,240,458
32,400 Inaba Denki Sangyo Company,
Ltd. 788,705
12,671 Indutrade AB 352,358
1,389 ITT Corporation 119,232
100 Jardine Matheson Holdings, Ltd. 5,304
231 JB Hunt Transport Services, Inc. 38,628
765 JetBlue Airways Corporation
a
11,697
315 John Bean Technologies
Corporation 44,273
61,792 Johnson Controls International plc 4,206,799
35,500 Kamigumi Company, Ltd. 743,994
3,014 Kansas City Southern 815,709
39,100 Kinden Corporation 659,286
2,500 Komatsu, Ltd. 59,871
8,846 KONE Oyj 621,415
14,700 Kyushu Railway Company 353,685
16,522 L3Harris Technologies, Inc. 3,638,805
6,087 Landstar System, Inc. 960,650
61,171 Legrand SA 6,572,712
915 Lennox International, Inc. 269,166
15,434 Lincoln Electric Holdings, Inc. 1,987,745
9,452 Lockheed Martin Corporation 3,261,885
3,334 Manpower, Inc. 361,006
204,400 Marubeni Corporation 1,691,047
782 Masonite International
Corporation
a
82,994
9,311 Mercury Systems, Inc.
a
441,528
38,360 Meritor, Inc.
a
817,452
14,761 Middleby Corporation
a
2,516,898
85,600 Mitsubishi Corporation 2,688,048
120,200 Mitsubishi Electric Corporation 1,670,491
14,000 Mitsuboshi Belting, Ltd. 259,937
116,100 Mitsui & Company, Ltd. 2,538,758
5,353 MSC Industrial Direct Company,
Inc. 429,257
16,800 Nidec Corporation 1,852,032
3,573 Nikola Corporation
a,c
38,124
17,500 Nitto Kogyo Corporation 273,943
27,302 Nobina AB
b
244,761
763 Nordson Corporation 181,708
17,647 Norfolk Southern Corporation 4,222,045
1,849 NOW, Inc.
a
14,145
5,319 nVent Electric plc 171,963
55,400 Obayashi Corporation 456,649
2,268 Old Dominion Freight Line, Inc. 648,603
79,546 PageGroup plc 665,590
11,044 Parker-Hannifin Corporation 3,088,123
10,674 Pitney Bowes, Inc. 76,960
1,766 Quad/Graphics, Inc.
a
7,506
33,289 Ranpak Holdings Corporation
a
892,811
29,257 Raytheon Technologies
Corporation 2,514,932
4,005 RBC Bearings, Inc.
a
849,861
10,800 Recruit Holdings Company, Ltd. 660,159
Shares Common Stock (84.2%) Value
Industrials (11.9%) - continued
23,378 Redde Northgate plc $ 126,628
8,335 Reece, Ltd. 112,411
24,511 Regal-Beloit Corporation 3,684,984
116,581 RELX plc 3,355,931
442 Reply SPA 81,133
660 RHI Magnesita NV 29,151
178 Robert Half International, Inc. 17,859
20,695 Rush Enterprises, Inc. 934,586
615 Ryder System, Inc. 50,867
3,101 Saia, Inc.
a
738,131
1,900 Sankyu, Inc. 87,383
43,508 Schneider Electric SE 7,246,407
17,800 Secom Company, Ltd. 1,287,439
77,028 SEEK, Ltd. 1,693,328
6,100 SHO-BOND Holdings Company,
Ltd. 270,291
2,696 Siemens AG 440,932
1,684 Signify NV
b
84,295
6,083 Simpson Manufacturing Company,
Inc. 650,699
10,765 Skanska AB 270,068
2,798 SkyWest, Inc.
a
138,053
1,124 Snap-On, Inc. 234,860
32,160 Sojitz Corporation 525,249
7,648 Spirax-Sarco Engineering plc 1,538,822
9,843 Standex International Corporation 973,571
2,294 Stanley Black & Decker, Inc. 402,161
101,000 Sumitomo Corporation 1,422,780
5,100 Sumitomo Heavy Industries, Ltd. 132,916
41,726 Summit Materials, Inc.
a
1,333,980
28,435 Sun Country Airlines Holdings,
Inc.
a
953,710
511 Sunrun , Inc.
a
22,484
2,500 Taikisha, Ltd. 75,144
14,700 Taisei Corporation 471,014
2,144 Technip Energies NV ADR
a
33,596
817 Teledyne Technologies, Inc.
a
350,967
1,071 Tetra Tech, Inc. 159,943
1,110 Thermon Group Holdings, Inc.
a
19,214
3,094 Timken Company 202,409
14,200 Toppan Forms Company, Ltd. 130,002
1,686 Toro Company 164,233
2,176 Trane Technologies plc 375,686
15,844 TransUnion 1,779,440
16,686 Trelleborg AB 354,231
7,557 Trex Company, Inc.
a
770,285
7,885 TriMas Corporation
a
255,159
14,800 Tsubakimoto Chain Company 457,262
6,284 Tutor Perini Corporation 81,566
123,254 Uber Technologies, Inc.
a
5,521,779
865 UniFirst Corporation 183,916
1,668 United Airlines Holdings, Inc.
a
79,347
25,952 United Parcel Service, Inc. 4,725,859
12,345 United Rentals, Inc.
a
4,332,231
2,979 Valmont Industries, Inc. 700,422
8,013 Vicor Corporation
a
1,075,024
1,819 Waste Connections, Inc. 229,067
1,741 Watsco , Inc. 460,703
307 Watts Water Technologies, Inc. 51,604
3,886 Werner Enterprises, Inc. 172,033
10,463 Willdan Group, Inc.
a
372,378
54,690 WillScot Mobile Mini Holdings
Corporation
a
1,734,767
1,656 Woodward, Inc. 187,459
1,815 Xylem, Inc. 224,479

Global Stock Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (84.2%) Value
Industrials (11.9%) - continued
7,900 Yuasa Trading Company, Ltd. $ 213,638
Total 176,513,636
Information Technology (16.9%)
16,880 Adobe, Inc.
a
9,718,154
17,500 Advantest Corporation 1,559,417
1,277 Alliance Data Systems Corporation 128,837
981 Alteryx , Inc.
a
71,711
17,531 Amphenol Corporation 1,283,795
28,792 Anaplan, Inc.
a
1,753,145
9,436 Appen , Ltd. 59,903
155,247 Apple, Inc. 21,967,450
10,122 AppLovin Corporation
a,c
732,529
3,600 ASM Pacific Technology, Ltd. 39,299
12,627 ASML Holding NV 9,433,074
1,648 Aspen Technology, Inc.
a
202,374
7,503 Avalara, Inc.
a
1,311,299
19,831 Bandwidth, Inc.
a
1,790,343
1,000 BayCurrent Consulting, Inc. 500,720
1,703 Bechtle AG 116,476
1,703 Benchmark Electronics, Inc. 45,487
11,415 BigCommerce Holdings, Inc.
a
578,056
7,638 Bill.com Holdings, Inc.
a
2,038,964
19,917 Calix, Inc.
a
984,497
3,697 CDK Global, Inc. 157,307
2,348 CDW Corporation 427,383
67,169 CGI, Inc.
a
5,705,600
136,077 Cisco Systems, Inc. 7,406,671
17,847 Cognex Corporation 1,431,686
1,487 CompuGroup Medical SE and
Company KGaA 122,467
93,056 Computershare, Ltd. 1,203,313
381 Concentrix Corporation
a
67,437
4,992 Coupa Software, Inc.
a
1,094,147
793 CTS Corporation 24,512
19,799 Dassault Systemes SE 1,041,929
9,372 Descartes Systems Group, Inc.
a
761,569
3,635 Diebold Nixdorf, Inc.
a
36,750
904 Digital Turbine, Inc.
a
62,150
1,775 Diploma plc 67,495
3,400 DISCO Corporation 952,298
4,938 DocuSign, Inc.
a
1,271,189
18,097 Dolby Laboratories, Inc. 1,592,536
5,769 DXC Technology Company
a
193,896
6,899 Elastic NV
a
1,027,882
4,347 Endava plc ADR
a
590,540
1,992 EPAM Systems, Inc.
a
1,136,396
2,396 ePlus , Inc.
a
245,854
249 ExlService Holdings, Inc.
a
30,657
1,007 eXp World Holdings, Inc. 40,048
1,864 F5 Networks, Inc.
a
370,526
641 Fair Isaac Corporation
a
255,073
6,640 Five9, Inc.
a
1,060,674
1,481 FleetCor Technologies, Inc.
a
386,941
16,600 Fuji Soft, Inc. 869,110
151,724 Halma plc 5,787,290
28,262 Hewlett Packard Enterprise
Company 402,733
7,600 Hoya Corporation 1,185,743
15,615 HP, Inc. 427,226
1,849 HubSpot , Inc.
a
1,250,090
14,600 ITOCHU Techno-Solutions
Corporation 474,129
7,571 Jack Henry & Associates, Inc. 1,242,098
7,700 Keyence Corporation 4,595,908
Shares Common Stock (84.2%) Value
Information Technology (16.9%) - continued
1,052 Lam Research Corporation $ 598,746
5,500 Lasertec Corporation 1,252,117
14,798 Lattice Semiconductor
Corporation
a
956,691
16,723 LivePerson , Inc.
a
985,821
16,708 LiveRamp Holding, Inc.
a
789,119
1,519 Manhattan Associates, Inc.
a
232,453
28,544 Mastercard , Inc. 9,924,178
1,531 MAXIMUS, Inc. 127,379
333 MaxLinear , Inc.
a
16,400
120,142 Microsoft Corporation 33,870,433
12,413 MKS Instruments, Inc. 1,873,246
7,564 Monolithic Power Systems, Inc. 3,666,119
195 Motorola Solutions, Inc. 45,302
1,100 Murata Manufacturing Company,
Ltd. 97,298
25,400 NEC Networks & System
Integration Corporation 479,034
791 Nemetschek SE 82,620
3,895 NetApp, Inc. 349,615
3,860 Nova Measuring Instruments, Ltd.
a
394,839
55,058 NVIDIA Corporation 11,405,815
5,058 Okta , Inc.
a
1,200,466
8,674 Open Text Corporation 423,359
19,800 Oracle Corporation Japan 1,739,354
2,823 Palo Alto Networks, Inc.
a
1,352,217
3,337 Paychex, Inc. 375,246
3,257 Paycom Software, Inc.
a
1,614,658
603 Paylocity Holding Corporation
a
169,081
54,909 PayPal Holdings, Inc.
a
14,287,871
211 Photronics , Inc.
a
2,876
1,857 Progress Software Corporation 91,346
575 PTC, Inc.
a
68,879
6,920 Q2 Holdings, Inc.
a
554,569
3,304 Qorvo , Inc.
a
552,396
64,124 QUALCOMM, Inc. 8,270,713
3,957 Radware , Inc.
a
133,430
80,000 Renesas Electronics Corporation
a
984,589
2,756 Rogers Corporation
a
513,939
8,200 Ryoyo Electro Corporation
c
171,893
4,488 SailPoint Technologies Holdings,
Inc.
a
192,445
32,105 Salesforce.com, Inc.
a
8,707,518
64,100 Samsung Electronics Company,
Ltd. 3,973,854
8,615 SAP SE 1,164,996
2,125 ScanSource , Inc.
a
73,929
5,337 Semtech Corporation
a
416,126
10,286 ServiceNow , Inc.
a
6,400,669
1,370 Shopify, Inc.
a
1,857,419
42,708 Sierra Wireless, Inc.
a,c
661,974
2,141 SiTime Corporation
a
437,128
1,355 Solaredge Technology, Ltd.
a
359,373
20,735 Sprout Social, Inc.
a
2,528,633
38,883 Square, Inc.
a
9,325,699
19,929 STMicroelectronics NV ADR
c
869,502
12,600 Sumco Corporation 251,377
775 SunPower Corporation
a
17,577
5,054 SYNNEX Corporation 526,121
168,688 Telefonaktiebolaget LM Ericsson
ADR 1,889,306
17,659 Texas Instruments, Inc. 3,394,236
20,067 Thomson Reuters Corporation 2,218,840
5,400 Tokyo Electron, Ltd. 2,385,605
14,020 Trade Desk, Inc.
a
985,606
216 Tyler Technologies, Inc.
a
99,068

Global Stock Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (84.2%) Value
Information Technology (16.9%) - continued
1,619 Unisys Corporation
a
$ 40,702
2,293 VeriSign, Inc.
a
470,088
517 Vertex, Inc.
a
9,937
6,507 VMware, Inc.
a,c
967,591
5,421 Western Digital Corporation
a
305,961
1,567 WEX, Inc.
a
276,011
9,782 Workiva , Inc.
a
1,378,871
541 Worldline SA
a,b
41,238
2,177 Xero , Ltd.
a
213,626
12,729 Xerox Holdings Corporation 256,744
2,717 Zscaler , Inc.
a
712,452
Total 252,379,112
Materials (3.8%)
9,829 Agnico Eagle Mines, Ltd. 509,919
25,946 Air Liquide SA 4,155,501
30,300 Air Water, Inc. 484,339
959 Allegheny Technologies, Inc.
a
15,948
11,142 AptarGroup, Inc. 1,329,798
1,466 Avery Dennison Corporation 303,770
74,727 Axalta Coating Systems, Ltd.
a
2,181,281
166 Balchem Corporation 24,082
21,434 Barrick Gold Corporation 387,017
30,378 BHP Group, Ltd. 811,332
11,244 Boliden AB 360,038
30,321 Breedon Group plc 40,323
489 Cabot Corporation 24,509
611 Carpenter Technology Corporation 20,004
1,346 Celanese Corporation 202,761
65,975 CF Industries Holdings, Inc. 3,682,725
8,684 Chemours Company 252,357
6,942 Cleveland-Cliffs, Inc.
a,c
137,521
7,165 Compass Minerals International,
Inc. 461,426
10,203 Croda International plc 1,169,031
24,711 Eastman Chemical Company 2,489,386
56 EMS-CHEMIE Holding AG 52,910
2,796 FMC Corporation 256,002
84,220 Granges AB 1,014,942
11,350 Graphic Packaging Holding
Company 216,104
109,422 Hexpol AB 1,244,350
10,529 Holcim, Ltd. 507,340
735 Holmen AB 32,280
2,419 Ingevity Corporation
a
172,644
5,430 Innospec , Inc. 457,315
6,833 Kaiser Aluminum Corporation 744,524
19,335 Koninklijke DSM NV 3,866,524
343 Koppers Holdings, Inc.
a
10,722
32,600 Kyoei Steel, Ltd. 402,649
2,800 Lintec Corporation 63,952
15,227 LyondellBasell Industries NV 1,429,054
6,871 Martin Marietta Materials, Inc. 2,347,683
987 Materion Corporation 67,748
3,571 Minerals Technologies, Inc. 249,399
10,077 Mondi plc 246,947
6,848 Myers Industries, Inc. 134,015
3,769 Neenah, Inc. 175,673
5 NewMarket Corporation 1,694
17,800 Nissan Chemical Industries, Ltd. 1,041,056
24,726 Nucor Corporation 2,435,264
2,737 O-I Glass, Inc.
a
39,057
4,928 Olin Corporation 237,776
6,361 Quaker Chemical Corporation 1,512,137
Shares Common Stock (84.2%) Value
Materials (3.8%) - continued
1,584 Reliance Steel & Aluminum
Company $ 225,593
14,758 Rio Tinto plc 967,419
18,746 Rio Tinto, Ltd. 1,334,549
666 Royal Gold, Inc. 63,596
1,033 RPM International, Inc. 80,212
3,624 Ryerson Holding Corporation 80,706
190,662 Sandfire Resources, Ltd. 743,831
4,275 Sensient Technologies Corporation 389,367
11,716 Sherwin-Williams Company 3,277,317
16,600 Shin-Etsu Chemical Company, Ltd. 2,801,564
11,746 Sika AG 3,713,771
1,441 Sonoco Products Company 85,855
3,619 Steel Dynamics, Inc. 211,639
1,247 SunCoke Energy, Inc. 7,831
21,683 Symrise AG 2,842,006
13,800 Taiyo Holdings Company, Ltd. 350,325
31,600 Toagosei Company, Ltd. 366,699
1,817 Tronox Holdings plc 44,789
10,168 United States Steel Corporation
c
223,391
13,125 UPM- Kymmene Oyj 464,547
2,151 Wacker Chemie AG 400,119
10,449 Yara International ASA 517,605
Total 57,195,560
Real Estate (2.7%)
47 Activia Properties, Inc. 192,195
318 Aedifica SA 39,700
4,961 AGNC Investment Corporation 78,235
16,796 Agree Realty Corporation 1,112,399
15,244 Alstria Office REIT AG 276,512
33,964 American Campus Communities,
Inc. 1,645,556
2,203 American Finance Trust, Inc. 17,712
921 Apartment Income REIT
Corporation 44,954
137 Armada Hoffler Properties, Inc. 1,832
294,232 Ascendas REIT 648,538
7,599 AvalonBay Communities, Inc. 1,684,242
195 Bachem Holding AG 149,019
293 Bluegreen Vacations Holding
Corporations
a
7,559
11,164 Camden Property Trust 1,646,355
5,530 Canadian Apartment Properties
REIT 258,075
6,358 CareTrust REIT, Inc. 129,195
4,002 Castellum AB 97,698
29,731 CBRE Group, Inc.
a
2,894,610
2,811 Cedar Realty Trust, Inc. 60,971
81,500 CK Hutchison Holdings, Ltd. 543,697
997 Community Healthcare Trust, Inc. 45,054
1,379 Corepoint Lodging, Inc.
a
21,375
18,552 CubeSmart 898,844
28,602 Cushman and Wakefield plc
a
532,283
12 Daiwa Office Investment
Corporation 80,982
123 Daiwa Securities Living Investment
Corporation 123,161
12,366 DEXUS Property Group 95,176
3,054 EastGroup Properties, Inc. 508,888
2,107 Entra ASA
b
45,193
16,114 EPR Properties 795,709
23,873 Essential Properties Realty Trust,
Inc. 666,534
774 Essex Property Trust, Inc. 247,479

Global Stock Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (84.2%) Value
Real Estate (2.7%) - continued
3,461 Extra Space Storage, Inc. $ 581,413
2,296 Farmland Partners, Inc. 27,529
635 Federal Realty Investment Trust 74,924
19,920 First Industrial Realty Trust, Inc. 1,037,434
3,502 FirstService Corporation 632,041
13,537 Four Corners Property Trust, Inc. 363,604
2,740 Getty Realty Corporation 80,309
5,249 Gladstone Commercial
Corporation 110,387
6,808 Gladstone Land Corporation 155,018
628 Highwoods Properties, Inc. 27,544
129,297 Host Hotels & Resorts, Inc.
a
2,111,420
65 Hulic REIT, Inc. 102,177
32,000 Hysan Development Company,
Ltd. 104,205
6,717 Industrial Logistics Properties Trust 170,679
19,927 Ingenia Communities Group 93,777
2,481 Innovative Industrial Properties,
Inc. 573,533
1,271 Jones Lang LaSalle, Inc.
a
315,322
141 Kenedix Retail REIT Corporation 365,642
6,677 Kilroy Realty Corporation 442,084
2,674 LEG Immobilien AG 377,711
4,236 Life Storage, Inc. 486,039
16,700 Link REIT 143,008
1,576 LondonMetric Property plc 5,066
16,242 Medical Properties Trust, Inc. 325,977
47,376 MGIC Investment Corporation 708,745
165 Mori Hills REIT Investment
Corporation 223,580
12,813 National Retail Properties, Inc. 553,393
24,653 National Storage Affiliates Trust 1,301,432
22,713 New Residential Investment
Corporation 249,843
6,909 NexPoint Residential Trust, Inc. 427,529
40 Nippon Building Fund, Inc. 259,871
6 Nippon REIT Investment
Corporation 23,333
2,785 Omega Healthcare Investors, Inc. 83,439
2,375 One Liberty Properties, Inc. 72,414
5,231 Opendoor Technologies, Inc.
a,c
107,392
2,400 Preferred Apartment Communities,
Inc. 29,352
22,860 PSP Swiss Property AG 2,754,246
2,990 Realty Income Corporation 193,931
429 Redfin Corporation
a
21,493
28,776 Rexford Industrial Realty, Inc. 1,633,038
377 RMR Group, Inc. 12,611
115,000 Road King Infrastructure, Ltd. 115,667
9,180 Sabra Health Care REIT, Inc. 135,130
2,741 SBA Communications Corporation 906,092
34,788 Service Properties Trust 389,974
6,434 Spirit Realty Capital, Inc. 296,221
10,922 STAG Industrial, Inc. 428,689
7,045 Store Capital Corporation 225,651
15,500 Sun Hung Kai Properties, Ltd. 193,538
103,982 TAG Immobilien AG 3,040,250
134,931 Tritax Big Box REIT plc 385,805
14,217 UDR, Inc. 753,217
2,995 UMH Properties, Inc. 68,586
250 Wihlborgs Fastigheter AB 4,969
39,870 Wing Tai Holdings, Ltd. 53,148
1,756 WP Carey, Inc. 128,258
Total 40,077,412
Shares Common Stock (84.2%) Value
Utilities (1.1%)
19,614 A2A SPA $ 40,192
7,546 AES Corporation 172,275
1,452 American States Water Company 124,175
2,850 Artesian Resources Corporation 108,784
836 Avista Corporation 32,704
2,164 Black Hills Corporation 135,813
210 Chesapeake Utilities Corporation 25,210
36,000 CK Infrastructure Holdings, Ltd. 200,795
11,000 CLP Holdings, Ltd. 105,913
364 CMS Energy Corporation 21,742
2,531 Consolidated Water Company,
Ltd.
c
28,853
53,078 Contact Energy, Ltd. 308,034
1,495 DTE Energy Company 167,006
27,678 Duke Energy Corporation 2,701,096
445,367 Enel SPA 3,418,277
16,122 Entergy Corporation 1,601,076
3,695 Essential Utilities, Inc. 170,266
43,045 Exelon Corporation 2,080,795
11,687 FirstEnergy Corporation 416,291
5,264 Fortum Oyj 159,847
282,000 Hong Kong and China Gas
Company, Ltd. 426,072
865 IDACORP, Inc. 89,424
13,715 Iren SPA 40,649
8,118 MDU Resources Group, Inc. 240,861
66 MGE Energy, Inc. 4,851
55,745 NiSource, Inc. 1,350,701
3,636 NorthWestern Corporation 208,343
10,665 OGE Energy Corporation 351,518
643 Otter Tail Corporation 35,989
7,102 Pinnacle West Capital Corporation 513,901
615 Portland General Electric
Company 28,899
67,000 Power Assets Holdings, Ltd. 392,760
602 PPL Corporation 16,784
5,041 Sempra Energy 637,687
5,306 Spire, Inc. 324,621
9,419 UGI Corporation 401,438
39 Unitil Corporation 1,668
290 Vistra Energy Corporation 4,959
Total 17,090,269
Total Common Stock
(cost $900,742,726) 1,253,897,582
Shares
Registered Investment
Companies ( 4.0% ) Value
Unaffiliated  (1.0%)
1,493 Invesco QQQ Trust Series 1 534,435
2,447 iShares Russell 2000 Index Fund 535,281
21,094 SPDR S&P 500 ETF Trust 9,052,279
26,300 SPDR S&P Biotech ETF
c
3,306,173
7,300 SPDR S&P Oil & Gas Exploration
ETF
c
706,056
Total 14,134,224
Affiliated  (3.0%)
3,854,779 Thrivent Core Emerging Markets
Equity Fund 45,178,010
Total 45,178,010
Total Registered Investment
Companies (cost $50,571,563) 59,312,234

Global Stock Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 1.0% ) Value
14,552,167 Thrivent Cash Management Trust $ 14,552,167
Total Collateral Held for
Securities Loaned
(cost $14,552,167) 14,552,167
Principal
Amount Long-Term Fixed Income ( 0.4% ) Value
U.S. Government & Agencies (0.4%)
U.S. Treasury Notes
$ 6,150,000 1.250%,  10/31/2021 6,155,974
Total 6,155,974
Total Long-Term Fixed Income
(cost $6,155,935) 6,155,974
Shares Preferred Stock ( 0.1% ) Value
Consumer Discretionary (0.1%)
5,001 Volkswagen AG 1,114,732
Total 1,114,732
Total Preferred Stock
(cost $1,281,156) 1,114,732
Shares or
Principal
Amount Short-Term Investments ( 11.3% ) Value
Federal Home Loan Bank Discount
Notes
400,000 0.038%, 10/6/2021
d,e
399,999
300,000 0.040%, 10/13/2021
d,e
299,998
2,000,000 0.042%, 10/20/2021
d,e
1,999,979
200,000 0.035%, 10/22/2021
d,e
199,998
100,000 0.040%, 10/26/2021
d,e
99,999
200,000 0.040%, 10/27/2021
d,e
199,997
1,200,000 0.040%, 11/3/2021
d,e
1,199,956
100,000 0.040%, 11/12/2021
d,e
99,995
8,200,000 0.040%, 11/18/2021
d,e
8,199,563
3,000,000 0.025%, 12/15/2021
d,e
2,999,750
2,500,000 0.025%, 12/21/2021
d,e
2,499,775
2,800,000 0.034%, 12/27/2021
d,e
2,799,729
2,400,000 0.020%, 12/28/2021
d,e
2,399,765
100,000 0.020%, 1/5/2022
d,e
99,989
Thrivent Core Short-Term Reserve
Fund
10,586,311 0.120% 105,863,108
U.S. Treasury Bills
15,000,000 0.075%, 10/19/2021
d
14,999,466
25,000,000 0.045%, 10/26/2021
d
24,998,973
Total Short-Term Investments
(cost $169,243,982) 169,360,039
Total Investments (cost
$1,142,547,529) 101.0% $1,504,392,728
Other Assets and Liabilities, Net
(1.0%) (15,340,787)
Total Net Assets 100.0% $1,489,051,941
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2021, the value of these investments was $11,257,777 or
0.8% of total net assets.
c All or a portion of the security is on loan.
d The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Portfolio as of September 30, 2021:
Securities Lending Transactions
Common Stock $ 14,154,063
Total lending $14,154,063
Gross amount payable upon return of
collateral for securities loaned $14,552,167
Net amounts due to counterparty $398,104
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Global Stock Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2021, in valuing Global Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 100,521,465 71,923,450 28,598,015 –
Consumer Discretionary 139,005,655 100,458,225 38,547,430 –
Consumer Staples 54,411,792 24,669,115 29,742,677 –
Energy 50,773,193 25,773,683 24,999,510 –
Financials 193,566,245 117,535,990 76,030,255 –
Health Care 172,363,243 117,843,509 54,519,734 –
Industrials 176,513,636 101,584,411 74,929,225 –
Information Technology 252,379,112 203,185,141 49,193,971 –
Materials 57,195,560 26,302,675 30,892,885 –
Real Estate 40,077,412 29,281,473 10,795,939 –
Utilities 17,090,269 11,997,730 5,092,539 –
Registered Investment Companies
Unaffiliated 14,134,224 14,134,224 – –
Long-Term Fixed Income
U.S. Government & Agencies 6,155,974 – 6,155,974 –
Preferred Stock
Consumer Discretionary 1,114,732 – 1,114,732 –
Short-Term Investments 63,496,931 – 63,496,931 –
Subtotal Investments in Securities $1,338,799,443 $844,689,626 $494,109,817 $–
Other Investments  * Total
Affiliated Short-Term Investments 105,863,108
Affiliated Registered Investment Companies 45,178,010
Collateral Held for Securities Loaned 14,552,167
Subtotal Other Investments $165,593,285
Total Investments at Value $1,504,392,728
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 5,051,847 5,051,847 – –
Total Asset Derivatives $5,051,847 $5,051,847 $– $–
Liability Derivatives
Futures Contracts 15,410,599 15,410,599 – –
Total Liability Derivatives $15,410,599 $15,410,599 $– $–

Global Stock Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
NASDAQ
-
National Association of Securities Dealers
Automated Quotations
S&P
-
Standard & Poor's
The following table presents Global Stock Portfolio's futures contracts held as of September 30, 2021. Investments and/or cash totaling
$23,631,492 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 8 December 2021 $ 896,630 ( $ 16,310)
CME E-mini S&P 500 Index 947 December 2021 212,282,757 (8,784,294)
CME E-mini S&P Mid-Cap 400 Index 6 December 2021 1,620,956 (41,036)
CME Euro Foreign Exchange Currency 579 December 2021 85,760,768 (1,805,768)
Eurex Euro STOXX 50 Index 1,729 December 2021 83,261,886 (2,720,087)
ICE mini MSCI EAFE Index 100 December 2021 11,842,802 (507,802)
ICE US mini MSCI Emerging Markets Index 468 December 2021 30,682,342 (1,535,302)
Total Futures Long Contracts $ 426,348,141 ( $ 15,410,599)
CME E-mini NASDAQ 100 Index (162) December 2021 ( $ 50,385,969) $ 2,814,669
CME E-mini Russell 2000 Index (789) December 2021 (88,431,133) 1,609,573
ICE mini MSCI EAFE Index (123) December 2021 (14,569,655) 627,605
Total Futures Short Contracts ( $ 153,386,757) $5,051,847
Total Futures Contracts $ 272,961,384 ($10,358,752)

Global Stock Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
9/30/2021
Shares Held at
9/30/2021
% of Net
Assets
9/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Equity $45,448 $– $– $45,178 3,855 3.0%
Total Affiliated Registered Investment
Companies 45,448 45,178 3.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% 153,894 246,509 294,540 105,863 10,586 7.1
Total Affiliated Short-Term Investments 153,894 105,863 7.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 14,445 170,660 170,553 14,552 14,552 1.0
Total Collateral Held for Securities Loaned 14,445 14,552 1.0
Total Value $213,787 $165,593
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 9/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $(270) $ – $–
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% 2 (2) – 185
Total Income/Non Income Cash from Affiliated
Investments $185
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 89
Total Affiliated Income from Securities Loaned, Net $89
Total Value $2 $(272) $ –

Government Bond Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 98.7% ) Value
Asset-Backed Securities (8.9%)
Arkansas Student Loan Authority
$ 1,289,566
1.029%,  (LIBOR 3M +
0.900%), 11/25/2043, Ser.
2010-1A
a
$ 1,296,666
Brazos Higher Education Authority,
Inc.
94,192
0.975%,  (LIBOR 3M +
0.850%), 7/25/2029, Ser.
2011-2, Class A2
a
94,380
ECMC Group Student Loan Trust
963,079
1.236%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
a,b
982,723
648,271
1.086%,  (LIBOR 1M +
1.000%), 1/27/2070, Ser.
2020-3A, Class A1B
a,b
657,023
Goodgreen
1,313,010
3.860%,  10/15/2054, Ser.
2019-1A, Class A
b
1,385,081
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
1,704,381
1.650%,  3/25/2051, Ser.
2021-1 1,700,826
Missouri Higher Education Loan
Auth.
1,616,115
1.530%,  1/25/2061, Ser.
2021-1 1,612,303
1,949,931
0.786%,  (LIBOR 1M +
0.700%), 3/25/2061, Ser.
2021-2
a
1,966,387
Nationstar HECM Loan Trust
849,519
1.269%,  9/25/2030, Ser.
2020-1A, Class A1
a,b
851,835
Navient Student Loan Trust
1,605,791
1.310%,  12/26/2069, Ser.
2021-1A, Class A1A
b
1,583,291
904,257
1.136%,  (LIBOR 1M +
1.050%), 6/25/2069, Ser.
2020-1A, Class A1B
a,b
928,309
1,190,707
0.986%,  (LIBOR 1M +
0.900%), 8/26/2069, Ser.
2020-2A, Class A1B
a,b
1,212,404
New Hampshire Higher Education
Loan Corporation
960,141
1.286%,  (LIBOR 1M +
1.200%), 9/25/2060, Ser.
2020-1, Class A1B
a
990,664
Seasoned Loans Structured
Transaction Trust
1,437,713
2.000%,  9/25/2030, Ser.
2020-2, Class A1C
c
1,463,882
1,800,000
2.250%,  5/26/2031, Ser.
2021-1, Class A2C
b,c
1,842,058
SLM Student Loan Trust
472,414
0.486%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
a
464,834
Total 19,032,666
Collateralized Mortgage Obligations (13.5%)
Cascade Funding Mortgage Trust
773,329
0.946%,  12/26/2030, Ser.
2020-HB4, Class A
a,b
774,726
Principal
Amount Long-Term Fixed Income (98.7%) Value
Collateralized Mortgage Obligations (13.5%) -
continued
$ 1,443,997
0.801%,  2/25/2031, Ser.
2021-HB5, Class A
a,b
$ 1,444,457
Federal Home Loan Mortgage
Corporation - REMIC
1,342,628
3.000%,  10/15/2034, Ser.
4369, Class GV 1,358,904
331,936
2.000%,  1/15/2041, Ser.
4074, Class JA 338,648
1,300,202
1.750%,  6/15/2042, Ser.
4097, Class QN 1,320,055
644,138
1.750%,  12/15/2042, Ser.
4141, Class KM 650,585
808,899
3.000%,  5/15/2045, Ser.
4631, Class PA 846,788
705,755
3.000%,  3/15/2047, Ser.
4734, Class JA 736,564
1,735,591
3.500%,  8/15/2047, Ser.
4860, Class CA 1,821,123
1,700,000
2.500%,  12/15/2048, Ser.
5094, Class BC 1,744,998
1,325,576
2.000%,  9/25/2049, Ser.
4906, Class KE 1,351,536
Federal National Mortgage
Association - REMIC
549,103
2.000%,  11/25/2032, Ser.
2012-123, Class BA 570,184
771,505
3.000%,  6/25/2042, Ser.
2016-24, Class LJ 789,590
636,524
3.000%,  1/25/2043, Ser.
2013-114, Class AB 657,684
754,152
3.250%,  6/25/2043, Ser.
2013-60, Class PT 805,172
645,092
3.000%,  3/25/2046, Ser.
2016-66, Class PA 664,131
278,233
3.500%,  12/25/2047, Ser.
2018-41, Class PB 289,633
Finance of America HECM Buyout
2021-HB1
1,466,039
0.875%,  2/25/2031, Ser.
2021-HB1, Class A
a,b
1,466,025
GMAC Mortgage Corporation
Loan Trust
17,024
0.586%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
a,c
26,540
Mello Warehouse Securitization
Trust
1,700,000
0.836%,  (LIBOR 1M +
0.750%), 4/25/2055, Ser.
2021-2, Class A
a,b
1,701,748
NewRez Warehouse Securitization
Trust
1,750,000
0.836%,  (LIBOR 1M +
0.750%), 5/25/2055, Ser.
2021-1, Class A
a,b
1,751,861
Seasoned Credit Risk Transfer
Trust
1,259,386
3.000%,  8/25/2056, Ser.
2017-2, Class HA
c
1,312,573
1,441,199
2.500%,  8/25/2059, Ser.
2020-1, Class MT
c
1,493,768
1,587,335
2.500%,  9/25/2060, Ser.
2021-1, Class MTU 1,642,611

Government Bond Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.7%) Value
Collateralized Mortgage Obligations (13.5%) -
continued
$ 1,614,796
2.000%,  11/25/2059, Ser.
2020-2, Class MT
c
$ 1,628,867
1,320,487
2.500%,  11/25/2060, Ser.
2021-2, Class MTU
c
1,362,894
Wachovia Asset Securitization, Inc.
229,537
0.226%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
a,b,c
219,946
Total 28,771,611
Commercial Mortgage-Backed Securities (1.3%)
Federal Agricultural Mortgage
Corporation Real Estate Trust
2,000,000
2.180%,  1/25/2051, Ser.
2021-1, Class A
a,b,d
1,990,977
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
645,885
3.000%,  3/15/2045, Ser.
4741, Class GA 663,248
Total 2,654,225
Energy (0.1%)
Petroleos Mexicanos
120,000 2.378%,  4/15/2025 123,527
Total 123,527
Financials (1.4%)
HSBC Bank Canada
750,000 0.950%,  5/14/2023
b
756,457
Nationwide Building Society
750,000 1.700%,  2/13/2023
b
763,815
Preferred Term Securities XXIII,
Ltd.
39,336
0.316%,  (LIBOR 3M +
0.200%), 12/22/2036
a,b
35,069
Santander UK plc
700,000 1.625%,  2/12/2023
b
712,138
Westpac Banking Corporation
750,000 2.000%,  1/16/2025
b
778,691
Total 3,046,170
Foreign Government (3.8%)
CPPIB Capital, Inc.
2,000,000 3.125%,  9/25/2023
b
2,109,057
Development Bank of Japan, Inc.
750,000 2.125%,  9/1/2022
b
759,727
Export Development Canada
2,000,000 2.500%,  1/24/2023 2,059,080
Province of British Columbia
Canada
1,550,000 1.750%,  9/27/2024
e
1,601,801
Province of Ontario Canada
1,000,000 3.400%,  10/17/2023 1,060,606
Province of Quebec
400,000 7.500%,  7/15/2023
e
449,572
Total 8,039,843
Principal
Amount Long-Term Fixed Income (98.7%) Value
Mortgage-Backed Securities (26.1%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
$ 2,493,117 3.000%,  2/1/2050 $ 2,652,238
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
350,000 1.500%,  11/1/2035
d
353,035
3,755,000 1.500%,  10/15/2036
d
3,792,110
10,650,000 2.000%,  11/1/2036
d
10,953,691
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
10,995,000 2.000%,  11/1/2051
d,f
11,004,878
15,500,000 2.500%,  11/1/2051
d
15,951,074
2,625,000 3.000%,  11/1/2047
d
2,743,290
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
5,050,000 2.500%,  10/1/2051
d
5,213,139
2,975,000 2.500%,  11/1/2051
d
3,065,761
Total 55,729,216
U.S. Government & Agencies (43.6%)
Federal Farm Credit Bank
400,000 2.210%,  8/1/2024 418,928
Federal Home Loan Bank
2,500,000 2.500%,  2/13/2024 2,626,678
Federal Home Loan Mortgage
Corporation
1,000,000 0.250%,  8/24/2023 999,600
Federal National Mortgage
Association
1,500,000 0.750%,  10/8/2027 1,460,140
500,000 5.960%,  9/11/2028 652,562
875,000 0.875%,  8/5/2030 823,685
Tennessee Valley Authority
1,115,000 5.250%,  9/15/2039 1,582,204
U.S. Treasury Bonds
2,565,000 1.375%,  8/15/2050 2,164,419
1,375,000 2.250%,  11/15/2027 1,461,636
1,500,000 5.250%,  11/15/2028 1,906,758
5,340,000 2.625%,  2/15/2029 5,822,269
11,860,000 1.500%,  2/15/2030 11,935,515
2,375,000 1.125%,  2/15/2031 2,300,410
630,000 1.125%,  5/15/2040 544,532
1,115,000 3.000%,  5/15/2042 1,303,635
4,180,000 2.500%,  5/15/2046 4,523,054
4,150,000 2.875%,  5/15/2049 4,854,852
U.S. Treasury Bonds, TIPS
829,950 0.500%,  1/15/2028 929,144
961,154 0.875%,  2/15/2047 1,230,954
U.S. Treasury Notes
5,270,000 0.125%,  10/31/2022 5,270,618
225,000 2.000%,  11/30/2022 229,887
3,020,000 1.375%,  2/15/2023 3,070,019
8,450,000 0.125%,  4/30/2023 8,438,777
275,000 2.750%,  7/31/2023 287,536
500,000 0.125%,  8/31/2023 498,672
1,175,000 0.125%,  1/15/2024 1,168,712
350,000 2.500%,  1/31/2024 367,336
250,000 2.125%,  7/31/2024 261,562
3,500,000 1.250%,  8/31/2024 3,575,469
6,850,000 2.250%,  11/15/2024 7,209,893

Government Bond Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.7%) Value
U.S. Government & Agencies (43.6%) -
continued
$ 1,450,000 1.375%,  1/31/2025 $ 1,486,533
1,000,000 2.875%,  7/31/2025 1,080,234
900,000 0.250%,  8/31/2025 881,613
525,000 2.625%,  1/31/2026 564,252
1,000,000 0.500%,  2/28/2026 983,125
750,000 1.750%,  12/31/2026 777,685
2,000,000 0.625%,  11/30/2027 1,931,562
2,000,000 1.250%,  5/31/2028 1,997,109
U.S. Treasury Notes, TIPS
1,292,639 0.125%,  10/15/2024 1,382,820
3,724,045 0.125%,  10/15/2025 4,029,484
Total 93,033,873
Total Long-Term Fixed Income
(cost $207,139,033) 210,431,131
Shares
Collateral Held for Securities
Loaned ( 0.4% ) Value
981,750 Thrivent Cash Management Trust 981,750
Total Collateral Held for
Securities Loaned
(cost $981,750) 981,750
Shares or
Principal
Amount Short-Term Investments ( 27.2% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.030%, 10/8/2021
g,h
100,000
100,000 0.040%, 11/3/2021
g,h
99,996
100,000 0.034%, 12/27/2021
g,h
99,990
Thrivent Core Short-Term Reserve
Fund
5,767,681 0.120% 57,676,810
Total Short-Term Investments
(cost $57,939,445) 57,976,796
Total Investments (cost
$266,060,228) 126.3% $269,389,677
Other Assets and Liabilities, Net
(26.3%) (56,148,299)
Total Net Assets 100.0% $213,241,378
a Denotes variable rate securities. The rate shown is as of
September 30, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2021, the value of these investments was $24,707,418 or
11.6% of total net assets.
c All or a portion of the security is insured or guaranteed.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e All or a portion of the security is on loan.
f All or a portion of the security was earmarked to cover
written options.
g The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Government Bond
Portfolio as of September 30, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 957,231
Total lending $957,231
Gross amount payable upon return of
collateral for securities loaned $981,750
Net amounts due to counterparty $24,519
Definitions:
FNMA - Federal National Mortgage Association
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
TIPS - Treasury Inflation Protected Security
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month

Government Bond Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2021, in valuing Government Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 19,032,666 – 19,032,666 –
Collateralized Mortgage Obligations 28,771,611 – 28,771,611 –
Commercial Mortgage-Backed Securities 2,654,225 – 2,654,225 –
Energy 123,527 – 123,527 –
Financials 3,046,170 – 3,046,170 –
Foreign Government 8,039,843 – 8,039,843 –
Mortgage-Backed Securities 55,729,216 – 55,729,216 –
U.S. Government & Agencies 93,033,873 – 93,033,873 –
Short-Term Investments 299,986 – 299,986 –
Subtotal Investments in Securities $210,731,117 $– $210,731,117 $–
Other Investments  * Total
Affiliated Short-Term Investments 57,676,810
Collateral Held for Securities Loaned 981,750
Subtotal Other Investments $58,658,560
Total Investments at Value $269,389,677
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 339,184 339,184 – –
Total Asset Derivatives $339,184 $339,184 $– $–
Liability Derivatives
Futures Contracts 334,681 334,681 – –
Call Options Written 5,176 – – 5,176
Total Liability Derivatives $339,857 $334,681 $– $5,176
The following table presents Government Bond Portfolio's futures contracts held as of September 30, 2021. Investments and/or cash totaling
$299,986 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 5-Yr. U.S. Treasury Note 15 December 2021 $ 1,853,016 ( $ 11,883)
CBOT U.S. Long Bond 2 December 2021 326,975 (8,538)
CME Ultra Long Term U.S. Treasury Bond 45 December 2021 8,912,072 (314,260)
Total Futures Long Contracts $ 11,092,063 ( $ 334,681)
CBOT 10-Yr. U.S. Treasury Note (79) December 2021 ( $ 10,558,629) $ 161,488
CBOT 2-Yr. U.S. Treasury Note (64) December 2021 (14,092,024) 8,524
Ultra 10-Yr. U.S. Treasury Note (51) December 2021 (7,576,921) 169,172
Total Futures Short Contracts ( $ 32,227,574) $339,184
Total Futures Contracts ( $ 21,135,511) $4,503

Government Bond Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Counterparty:
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Government Bond Portfolio's options contracts held as of September 30, 2021.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Unrealized
Appreciation/
(Depreciation)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (2.50) $ 101.43 October 2021 ( $ 2,502,246) ( $ 98) $ 16,309
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (2.50) 100.77
November
2021 (2,502,246) (5,078) 9,082
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($5,176) $25,391
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
9/30/2021
Shares Held at
9/30/2021
% of Net
Assets
9/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% $49,567 $71,225 $63,115 $57,677 5,768 27.1%
Total Affiliated Short-Term Investments 49,567 57,677 27.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,375 654 1,047 982 982 0.4
Total Collateral Held for Securities Loaned 1,375 982 0.4
Total Value $50,942 $58,659
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 9/30/2021
Affiliated Registered Investment Companies
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% $– $– $ – $62
Total Income/Non Income Cash from Affiliated
Investments $62
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $ –

High Yield Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 5.1% )
a
Value
Capital Goods (0.9%)
Grinding Media, Inc., Term Loan
$ 3,437,000
0.000%,  (LIBOR 1M +
4.000%), 9/22/2028
b,c,d,e
$ 3,441,296
Mauser Packaging Solutions
Holding Company, Term Loan
1,546,490
3.334%,  (LIBOR 1M +
3.250%), 4/3/2024
d
1,513,379
Vertiv Group Corporation, Term
Loan
3,667,287
2.833%,  (LIBOR 1M +
2.750%), 3/2/2027
d
3,642,827
Total 8,597,502
Communications Services (1.0%)
DIRECTV Financing, LLC, Term
Loan
3,585,000
5.750%,  (LIBOR 3M +
5.000%), 8/2/2027
d
3,586,111
NEP Group, Inc., Term Loan
2,814,576
3.334%,  (LIBOR 1M +
3.250%), 10/20/2025
b,c,d
2,704,329
Peraton Corporation, Term Loan
3,353,773
4.500%,  (LIBOR 1M +
3.750%), 2/1/2028
d
3,354,310
Total 9,644,750
Consumer Cyclical (0.7%)
Cengage Learning, Inc., Term
Loan
2,935,000
5.750%,  (LIBOR 3M +
4.750%), 7/14/2026
d
2,952,023
Golden Nugget, LLC, Term Loan
1,250,492
3.250%,  (LIBOR 3M +
2.500%), 10/4/2023
d
1,243,902
Staples, Inc., Term Loan
2,596,988
5.126%,  (LIBOR 3M +
5.000%), 4/12/2026
d
2,471,865
Total 6,667,790
Consumer Non-Cyclical (0.9%)
Bellring Brands, LLC, Term Loan
2,327,406
4.750%,  (LIBOR 1M +
4.000%), 10/21/2024
d
2,335,552
Endo Luxembourg Finance
Company I Sarl , Term Loan
1,515,754
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
b,c,d
1,479,543
Global Medical Response, Inc.,
Term Loan
1,606,826
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b,c,d
1,611,647
1,076,000
0.000%,  (LIBOR 1M +
4.250%), 10/2/2025
b,c,d
1,079,228
Herens US Holdco Corporation,
Term Loan
1,745,625
4.123%,  (LIBOR 2M +
4.000%), 7/2/2028
d
1,750,303
Total 8,256,273
Principal
Amount Bank Loans (5.1%)
a
Value
Energy (0.2%)
GIP II Blue Holding LP, Term Loan
$ 2,418,000
0.000%,  (LIBOR 3M +
4.500%), 9/22/2028
b,c,d
$ 2,413,478
Total 2,413,478
Financials (0.3%)
Asurion , LLC, Term Loan
935,000
5.331%,  (LIBOR 1M +
5.250%), 1/15/2029
d
930,091
CoreLogic , Inc., Term Loan
1,590,000
4.000%,  (LIBOR 1M +
3.500%), 6/2/2028
d
1,588,013
Total 2,518,104
Technology (0.8%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
2,859,642
3.629%,  (LIBOR 3M +
3.500%), 8/21/2026
d
2,797,902
Gogo Intermediate Holdings, LLC,
Term Loan
1,586,025
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
d
1,587,341
Rackspace Technology Global,
Inc., Term Loan
1,542,250
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
d
1,530,513
Redstone Holdco 2 LP, Term Loan
1,325,000
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
d
1,301,813
Total 7,217,569
Transportation (0.3%)
AAdvantage Loyalty IP, Ltd., Term
Loan
3,165,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
d
3,270,933
Total 3,270,933
Total Bank Loans
(cost $48,650,301) 48,586,399
Principal
Amount Long-Term Fixed Income ( 90.9% ) Value
Basic Materials (5.9%)
Chemours Company
2,790,000 5.750%,  11/15/2028
f
2,921,688
Cleveland-Cliffs, Inc.
1,800,000 4.625%,  3/1/2029
f,g
1,838,250
2,954,000 4.875%,  3/1/2031
f
3,050,005
Consolidated Energy Finance SA
2,790,000 6.875%,  6/15/2025
f
2,887,650
3,524,000 5.625%,  10/15/2028
c,f
3,524,000
First Quantum Minerals, Ltd.
2,660,000 7.250%,  4/1/2023
f
2,706,550
1,065,000 6.875%,  3/1/2026
f
1,107,600
Freeport-McMoRan, Inc.
1,585,000 4.125%,  3/1/2028 1,642,456
2,625,000 4.250%,  3/1/2030 2,779,219
Grinding Media, Inc.
3,250,000 7.375%,  12/15/2023
f
3,313,375
Hecla Mining Company
895,000 7.250%,  2/15/2028 964,058

High Yield Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (90.9%) Value
Basic Materials (5.9%) - continued
Hudbay Minerals, Inc.
$ 775,000 4.500%,  4/1/2026
f
$ 767,250
Mercer International, Inc.
1,565,000 5.500%,  1/15/2026 1,598,256
520,000 5.125%,  2/1/2029 531,050
Midwest Vanadium, Pty. Ltd.
3,197,756 11.500%,  2/15/2018
*, h,i
3,198
Novelis Corporation
870,000 3.250%,  11/15/2026
f
882,337
2,340,000 4.750%,  1/30/2030
f
2,463,318
670,000 3.875%,  8/15/2031
f
662,664
OCI NV
3,297,000 4.625%,  10/15/2025
f
3,461,850
Olin Corporation
2,825,000 5.625%,  8/1/2029 3,105,720
SCIH Salt Holdings, Inc.
1,060,000 4.875%,  5/1/2028
f
1,065,300
SPCM SA
1,074,000 3.125%,  3/15/2027
f
1,075,289
1,343,000 3.375%,  3/15/2030
f
1,341,959
SunCoke Energy, Inc.
1,605,000 4.875%,  6/30/2029
f
1,598,981
Taseko Mines, Ltd.
2,780,000 7.000%,  2/15/2026
f
2,818,225
Unifrax Escrow Issuer Corporation
2,178,000 5.250%,  9/30/2028
f
2,205,225
United States Steel Corporation
3,946,000 6.875%,  3/1/2029
g
4,207,284
Venator Finance SARL
2,250,000 5.750%,  7/15/2025
f
2,126,250
Total 56,649,007
Capital Goods (10.0%)
Abengoa Abenewco 2 Bis SA,
Convertible
3,963,662
0.000%,PIK 1.500%,
4/26/2024
f,i,j
19,818
Advanced Drainage Systems, Inc.
2,640,000 5.000%,  9/30/2027
f
2,756,160
AECOM
1,695,000 5.125%,  3/15/2027 1,877,212
Amsted Industries, Inc.
2,125,000 5.625%,  7/1/2027
f
2,217,480
2,630,000 4.625%,  5/15/2030
f
2,702,325
ARD Finance SA
1,700,000 6.500%,  6/30/2027
f
1,805,995
Ardagh Packaging Finance plc
4,255,000 5.250%,  8/15/2027
f
4,331,611
Berry Global, Inc.
1,704,000 4.500%,  2/15/2026
f,g
1,735,694
Bombardier, Inc.
1,065,000 7.125%,  6/15/2026
f
1,118,250
2,250,000 7.875%,  4/15/2027
f
2,332,631
2,025,000 6.000%,  2/15/2028
f
2,047,781
Brand Industrial Services, Inc.
790,000 8.500%,  7/15/2025
f
792,962
Builders FirstSource , Inc.
1,070,000 5.000%,  3/1/2030
f
1,140,224
BWAY Holding Company
2,125,000 7.250%,  4/15/2025
f
2,112,048
Clean Harbors, Inc.
3,330,000 5.125%,  7/15/2029
f
3,646,350
Principal
Amount Long-Term Fixed Income (90.9%) Value
Capital Goods (10.0%) - continued
Coinbase Global, Inc.
$ 623,000 3.375%,  10/1/2028
f
$ 598,597
Cornerstone Building Brands, Inc.
3,170,000 6.125%,  1/15/2029
f
3,369,631
Covanta Holding Corporation
1,060,000 6.000%,  1/1/2027 1,098,828
1,030,000 5.000%,  9/1/2030 1,040,300
CP Atlas Buyer, Inc.
2,215,000 7.000%,  12/1/2028
f
2,220,538
Crown Cork & Seal Company, Inc.
3,210,000 7.375%,  12/15/2026 3,964,350
Flex Acquisition Company, Inc.
3,205,000 6.875%,  1/15/2025
f
3,245,063
GFL Environmental, Inc.
4,490,000 4.000%,  8/1/2028
f,g
4,456,325
H&E Equipment Services, Inc.
5,500,000 3.875%,  12/15/2028
f
5,478,550
Howmet Aerospace, Inc.
78,000 6.875%,  5/1/2025 91,262
1,605,000 5.900%,  2/1/2027 1,885,875
2,339,000 3.000%,  1/15/2029 2,359,115
IAA Spinco , Inc.
1,250,000 5.500%,  6/15/2027
f
1,306,250
JELD-WEN, Inc.
1,150,000 6.250%,  5/15/2025
f,g
1,213,250
1,475,000 4.875%,  12/15/2027
f
1,537,009
Mueller Water Products, Inc.
930,000 4.000%,  6/15/2029
f
962,736
Nesco Holdings II, Inc.
1,600,000 5.500%,  4/15/2029
f
1,659,520
New Enterprise Stone and Lime
Company, Inc.
3,113,000 5.250%,  7/15/2028
c,f
3,148,021
Owens-Brockway Glass Container,
Inc.
3,320,000 5.875%,  8/15/2023
f
3,510,900
Pactiv Evergreen Group
1,870,000 4.375%,  10/15/2028
f
1,877,013
PGT Innovations, Inc.
2,499,000 4.375%,  10/1/2029
f
2,517,743
SRM Escrow Issuer, LLC
3,695,000 6.000%,  11/1/2028
f
3,912,081
Stericycle, Inc.
515,000 3.875%,  1/15/2029
f
518,147
TransDigm , Inc.
4,945,000 6.250%,  3/15/2026
f
5,155,163
640,000 4.625%,  1/15/2029
g
638,883
2,115,000 4.875%,  5/1/2029 2,118,934
United Rentals North America, Inc.
1,990,000 3.875%,  2/15/2031 2,039,750
Victors Merger Corporation
1,590,000 6.375%,  5/15/2029
f
1,522,425
WESCO Distribution, Inc.
1,280,000 7.250%,  6/15/2028
f
1,417,600
Total 95,500,400
Communications Services (11.6%)
Altice France SA
1,590,000 5.125%,  7/15/2029
f
1,558,955
3,104,000 5.500%,  10/15/2029
c,f
3,072,595
Brookfield Residential Properties,
Inc.
350,000 4.875%,  2/15/2030
f
357,000

High Yield Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (90.9%) Value
Communications Services (11.6%) - continued
C&W Senior Financing DAC
$ 525,000 6.875%,  9/15/2027
f
$ 551,906
CCO Holdings, LLC
3,940,000 5.375%,  6/1/2029
f
4,255,200
4,190,000 4.750%,  3/1/2030
f
4,380,540
2,640,000 4.500%,  8/15/2030
f
2,723,741
Cengage Learning, Inc.
3,180,000 9.500%,  6/15/2024
f
3,254,221
Clear Channel Outdoor Holdings,
Inc.
1,060,000 7.500%,  6/1/2029
f
1,102,400
Clear Channel Worldwide
Holdings, Inc.
2,380,000 7.750%,  4/15/2028
f
2,504,950
CSC Holdings, LLC
2,660,000 5.375%,  2/1/2028
f
2,779,700
2,675,000 4.125%,  12/1/2030
f
2,624,844
Cumulus Media New Holdings,
Inc.
2,538,000 6.750%,  7/1/2026
f,g
2,626,830
DIRECTV Holdings, LLC
535,000 5.875%,  8/15/2027
f
558,406
DISH DBS Corporation
1,960,000 7.375%,  7/1/2028 2,078,531
Entercom Media Corporation
3,835,000 6.500%,  5/1/2027
f,g
3,922,591
Front Range BidCo , Inc.
2,330,000 6.125%,  3/1/2028
f
2,362,107
Frontier Communications
Corporation
1,590,000 5.000%,  5/1/2028
f
1,669,500
GCI, LLC
3,510,000 4.750%,  10/15/2028
f
3,684,805
iHeartCommunications , Inc.
790,000 8.375%,  5/1/2027 844,313
LCPR Senior Secured Financing
DAC
4,300,000 6.750%,  10/15/2027
f
4,558,000
Level 3 Financing, Inc.
1,860,000 4.625%,  9/15/2027
f
1,913,568
1,860,000 4.250%,  7/1/2028
f
1,874,378
Ligado Networks, LLC
567,496
0.000%,PIK 15.500%,
11/1/2023
f,j
550,471
Netflix, Inc.
3,325,000 4.875%,  4/15/2028 3,832,063
News Corporation
790,000 3.875%,  5/15/2029
f
811,725
Outfront Media Capital, LLC
2,650,000 5.000%,  8/15/2027
f
2,717,973
Radiate Holdco, LLC
1,055,000 6.500%,  9/15/2028
f
1,075,741
Scripps Escrow, Inc.
2,560,000 5.875%,  7/15/2027
f
2,627,200
SFR Group SA
1,165,000 7.375%,  5/1/2026
f
1,208,804
Sirius XM Radio, Inc.
720,000 3.125%,  9/1/2026
f
729,900
1,860,000 4.000%,  7/15/2028
f
1,891,388
1,740,000 3.875%,  9/1/2031
f
1,699,763
Sprint Capital Corporation
2,395,000 6.875%,  11/15/2028 3,065,600
Principal
Amount Long-Term Fixed Income (90.9%) Value
Communications Services (11.6%) - continued
Sprint Corporation
$ 2,040,000 7.125%,  6/15/2024 $ 2,321,928
8,990,000 7.625%,  2/15/2025 10,509,130
TEGNA, Inc.
3,375,000 4.625%,  3/15/2028 3,450,431
Telesat Canada
1,245,000 4.875%,  6/1/2027
f
1,145,400
465,000 6.500%,  10/15/2027
f
403,020
Terrier Media Buyer, Inc.
1,740,000 8.875%,  12/15/2027
f
1,839,841
United States Cellular Corporation
3,046,000 6.700%,  12/15/2033 3,775,273
Uniti Group, LP
1,595,000 4.750%,  4/15/2028
f
1,628,894
790,000 6.500%,  2/15/2029
f
812,645
Univision Communications, Inc.
1,605,000 6.625%,  6/1/2027
f
1,743,431
450,000 4.500%,  5/1/2029
f
457,313
Viasat , Inc.
1,055,000 6.500%,  7/15/2028
f
1,111,147
VTR Comunicaciones SPA
814,000 5.125%,  1/15/2028
f
863,247
Ziggo BV
3,185,000 5.500%,  1/15/2027
f
3,292,494
2,325,000 4.875%,  1/15/2030
f
2,397,656
Total 111,221,559
Consumer Cyclical (18.2%)
1011778 B.C., ULC
4,190,000 4.375%,  1/15/2028
f
4,253,730
Allen Media, LLC
1,605,000 10.500%,  2/15/2028
f
1,648,335
Allied Universal Finance
Corporation
800,000 4.625%,  6/1/2028
f
797,504
Allied Universal Holdco, LLC
1,735,000 6.625%,  7/15/2026
f
1,834,381
1,325,000 4.625%,  6/1/2028
f
1,322,946
1,060,000 6.000%,  6/1/2029
f
1,045,997
Allison Transmission, Inc.
4,360,000 3.750%,  1/30/2031
f
4,240,100
American Axle & Manufacturing,
Inc.
2,055,000 6.500%,  4/1/2027 2,142,337
Ashton Woods USA, LLC
800,000 4.625%,  8/1/2029
f
807,784
Boyd Gaming Corporation
2,120,000 4.750%,  6/15/2031
f
2,186,250
Boyne USA, Inc.
1,455,000 4.750%,  5/15/2029
f
1,502,287
Brookfield Residential Properties,
Inc.
3,440,000 6.250%,  9/15/2027
f
3,616,369
2,125,000 5.000%,  6/15/2029
f
2,172,919
Caesars Entertainment, Inc.
1,600,000 8.125%,  7/1/2027
f
1,798,760
2,499,000 4.625%,  10/15/2029
f
2,530,237
Carnival Corporation
258,000 11.500%,  4/1/2023
f
287,992
3,880,000 5.750%,  3/1/2027
f
4,010,950
1,765,000 4.000%,  8/1/2028
f
1,782,650
Cedar Fair, LP
2,850,000 5.250%,  7/15/2029 2,921,250

High Yield Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (90.9%) Value
Consumer Cyclical (18.2%) - continued
Churchill Downs, Inc.
$ 1,065,000 4.750%,  1/15/2028
f
$ 1,114,256
Cinemark USA, Inc.
1,065,000 5.875%,  3/15/2026
f
1,075,650
Colt Merger Sub, Inc.
3,594,000 6.250%,  7/1/2025
f
3,783,610
Empire Communities Corporation
2,785,000 7.000%,  12/15/2025
f
2,910,325
Ford Motor Company
1,000,000 9.625%,  4/22/2030 1,415,475
5,640,000 7.450%,  7/16/2031 7,359,354
Ford Motor Company, Convertible
1,585,000 Zero Coupon,  3/15/2026
f
1,708,828
Ford Motor Credit Company, LLC
3,600,000 5.125%,  6/16/2025 3,910,500
2,610,000 4.134%,  8/4/2025 2,760,075
3,600,000 3.375%,  11/13/2025 3,699,000
Gap, Inc.
537,000 3.875%,  10/1/2031
f
537,000
Goodyear Tire & Rubber Company
1,595,000 5.000%,  7/15/2029
f
1,692,694
1,330,000 5.250%,  7/15/2031
f
1,416,450
Guitar Center Escrow Issuer II, Inc.
600,000 8.500%,  1/15/2026
f
643,500
Hanesbrands, Inc.
2,180,000 4.875%,  5/15/2026
f
2,360,940
Herc Holdings, Inc.
5,330,000 5.500%,  7/15/2027
f
5,592,369
Hilton Domestic Operating
Company, Inc.
660,000 3.750%,  5/1/2029
f
666,600
2,050,000 4.875%,  1/15/2030 2,199,158
Hilton Grand Vacations Borrower
Escrow, LLC
3,415,000 5.000%,  6/1/2029
f
3,483,300
International Game Technology plc
1,800,000 6.250%,  1/15/2027
f
2,034,000
575,000 5.250%,  1/15/2029
f
614,543
KAR Auction Services, Inc.
2,670,000 5.125%,  6/1/2025
f
2,700,038
KB Home
2,130,000 6.875%,  6/15/2027 2,545,350
L Brands, Inc.
2,045,000 5.250%,  2/1/2028 2,255,635
2,310,000 6.625%,  10/1/2030
f
2,621,850
1,030,000 6.875%,  11/1/2035 1,292,650
Landry's, Inc.
1,460,000 6.750%,  10/15/2024
f
1,461,898
Macy's Retail Holdings, LLC
2,125,000 5.875%,  4/1/2029
f,g
2,311,947
Magic MergerCo , Inc.
1,585,000 5.250%,  5/1/2028
f
1,634,928
Mattamy Group Corporation
3,685,000 5.250%,  12/15/2027
f
3,850,825
1,800,000 4.625%,  3/1/2030
f
1,839,339
New Red Finance, Inc.
2,300,000 4.000%,  10/15/2030
f
2,277,000
Penn National Gaming, Inc.
1,600,000 4.125%,  7/1/2029
f
1,581,440
PetSmart, Inc.
3,650,000 7.750%,  2/15/2029
f
3,983,063
Principal
Amount Long-Term Fixed Income (90.9%) Value
Consumer Cyclical (18.2%) - continued
Prime Security Services Borrower,
LLC
$ 5,370,000 5.750%,  4/15/2026
f
$ 5,809,053
1,790,000 3.375%,  8/31/2027
f
1,717,290
Real Hero Merger Sub 2, Inc.
1,130,000 6.250%,  2/1/2029
f
1,172,375
Realogy Group, LLC
3,345,000 5.750%,  1/15/2029
f
3,469,635
Rite Aid Corporation
2,417,000 7.500%,  7/1/2025
f
2,416,444
Royal Caribbean Cruises, Ltd.
2,565,000 9.125%,  6/15/2023
f
2,787,656
3,000,000 4.250%,  7/1/2026
f
2,938,650
915,000 3.700%,  3/15/2028
g
876,122
Scientific Games International, Inc.
2,650,000 5.000%,  10/15/2025
f
2,726,188
3,050,000 7.250%,  11/15/2029
f
3,427,094
SeaWorld Parks and
Entertainment, Inc.
1,550,000 5.250%,  8/15/2029
f
1,585,844
Service Properties Trust
2,245,000 7.500%,  9/15/2025 2,520,552
Six Flags Theme Parks, Inc.
1,150,000 7.000%,  7/1/2025
f
1,224,750
Staples, Inc.
2,120,000 7.500%,  4/15/2026
f
2,150,157
Station Casinos, LLC
800,000 4.500%,  2/15/2028
f
812,680
Tenneco, Inc.
2,905,000 5.000%,  7/15/2026
g
2,861,121
900,000 7.875%,  1/15/2029
f
1,004,625
Uber Technologies, Inc.
1,690,000 6.250%,  1/15/2028
f,g
1,812,508
Wabash National Corporation
2,483,000 4.500%,  10/15/2028
c,f
2,479,896
WASH Multifamily Acquisition, Inc.
1,055,000 5.750%,  4/15/2026
f
1,101,657
Wyndham Destinations, Inc.
3,080,000 6.625%,  7/31/2026
f
3,507,412
Wyndham Hotels & Resorts, Inc.
1,690,000 4.375%,  8/15/2028
f
1,764,242
Wynn Las Vegas, LLC
1,600,000 5.250%,  5/15/2027
f,g
1,615,968
Total 174,018,287
Consumer Non-Cyclical (14.2%)
Albertson's Companies, Inc.
1,930,000 4.625%,  1/15/2027
f
2,024,636
4,410,000 5.875%,  2/15/2028
f
4,696,650
2,800,000 3.500%,  3/15/2029
f
2,794,330
Bausch Health Companies, Inc.
4,165,000 5.000%,  1/30/2028
f
3,951,419
2,840,000 6.250%,  2/15/2029
f
2,810,237
2,125,000 7.250%,  5/30/2029
f
2,177,806
Centene Corporation
1,750,000 4.250%,  12/15/2027 1,831,637
2,045,000 4.625%,  12/15/2029 2,228,641
920,000 3.375%,  2/15/2030 952,476
800,000 2.625%,  8/1/2031 794,592
Central Garden & Pet Company
2,680,000 4.125%,  10/15/2030 2,740,300

High Yield Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (90.9%) Value
Consumer Non-Cyclical (14.2%) - continued
CHS/Community Health Systems,
Inc.
$ 1,545,000 4.750%,  2/15/2031
f
$ 1,554,656
Community Health Systems, Inc.
1,795,000 5.625%,  3/15/2027
f
1,879,598
1,640,000 6.875%,  4/15/2029
f
1,643,854
Coty, Inc.
1,060,000 5.000%,  4/15/2026
f
1,082,822
DaVita, Inc.
4,590,000 4.625%,  6/1/2030
f
4,721,324
1,055,000 3.750%,  2/15/2031
f
1,027,306
Edgewell Personal Care Company
1,690,000 5.500%,  6/1/2028
f
1,784,860
Encompass Health Corporation
3,665,000 4.500%,  2/1/2028 3,784,112
Endo Finance, LLC
1,150,000 9.500%,  7/31/2027
f,g
1,152,553
Energizer Holdings, Inc.
2,690,000 4.750%,  6/15/2028
f
2,736,389
HCA, Inc.
2,670,000 5.375%,  2/1/2025 2,983,725
2,380,000 5.875%,  2/1/2029 2,860,016
Herbalife Nutrition, Ltd.
2,550,000 7.875%,  9/1/2025
f
2,734,875
HLF Financing Sarl , LLC
2,655,000 4.875%,  6/1/2029
f
2,655,000
Illumina, Inc.
2,805,000 9.000%,  7/1/2028
f
3,092,512
JBS USA Food Company
2,860,000 5.750%,  1/15/2028
f
3,003,029
JBS USA LUX SA
1,595,000 3.750%,  12/1/2031
f
1,659,645
JBS USA, LLC
1,060,000 5.500%,  1/15/2030
f
1,178,953
Kraft Foods Group, Inc.
1,320,000 5.000%,  6/4/2042 1,618,769
Kraft Heinz Foods Company
3,380,000 3.875%,  5/15/2027 3,690,665
2,610,000 3.750%,  4/1/2030 2,843,868
1,320,000 4.875%,  10/1/2049 1,606,565
Mattel, Inc.
2,640,000 3.375%,  4/1/2026
f
2,722,104
1,250,000 5.875%,  12/15/2027
f
1,354,688
Molina Healthcare, Inc.
1,580,000 4.375%,  6/15/2028
f
1,643,800
Mozart Debt Merger Sub, Inc.
4,199,000 3.875%,  4/1/2029
c,f
4,199,000
3,110,000 5.250%,  10/1/2029
c,f
3,164,425
MPH Acquisition Holdings, LLC
2,303,000 5.750%,  11/1/2028
f,g
2,169,380
Ortho-Clinical Diagnostics, Inc.
1,572,000 7.250%,  2/1/2028
f
1,682,236
Par Pharmaceutical, Inc.
2,545,000 7.500%,  4/1/2027
f
2,592,719
Pilgrim's Pride Corporation
3,197,000 3.500%,  3/1/2032
f
3,250,949
SEG Holding, LLC
3,380,000 5.625%,  10/15/2028
f
3,523,650
Simmons Foods, Inc.
2,755,000 4.625%,  3/1/2029
f
2,775,663
Spectrum Brands, Inc.
2,010,000 5.000%,  10/1/2029
f
2,160,750
770,000 5.500%,  7/15/2030
f
852,775
Principal
Amount Long-Term Fixed Income (90.9%) Value
Consumer Non-Cyclical (14.2%) - continued
Syneos Health, Inc.
$ 1,845,000 3.625%,  1/15/2029
f
$ 1,839,834
Tenet Healthcare Corporation
8,180,000 4.875%,  1/1/2026
f
8,465,646
4,990,000 5.125%,  11/1/2027
f
5,202,075
Teva Pharmaceutical Finance
Netherlands III BV
2,945,000 3.150%,  10/1/2026 2,819,838
TreeHouse Foods, Inc.
1,244,000 4.000%,  9/1/2028
g
1,217,465
United Natural Foods, Inc.
2,800,000 6.750%,  10/15/2028
f
3,031,000
VRX Escrow Corporation
2,630,000 6.125%,  4/15/2025
f
2,684,310
Total 135,650,127
Energy (11.8%)
Antero Resources Corporation
692,000 8.375%,  7/15/2026
f
783,849
1,330,000 5.375%,  3/1/2030
f
1,400,689
Apache Corporation
1,685,000 4.375%,  10/15/2028 1,821,906
3,475,000 5.100%,  9/1/2040 3,891,930
Archrock Partners, LP
1,030,000 6.250%,  4/1/2028
f
1,065,252
Buckeye Partners, LP
2,825,000 4.125%,  12/1/2027 2,881,500
1,730,000 4.500%,  3/1/2028
f
1,755,950
Cheniere Energy Partners, LP
2,655,000 4.500%,  10/1/2029 2,822,610
268,000 3.250%,  1/31/2032
f
268,884
Chesapeake Escrow Issuer, LLC
1,320,000 5.500%,  2/1/2026
f
1,379,400
Comstock Resources, Inc.
1,330,000 5.875%,  1/15/2030
f
1,383,200
Continental Resources, Inc.
2,800,000 5.750%,  1/15/2031
f
3,384,500
CQP Holdco, LP
2,655,000 5.500%,  6/15/2031
f
2,823,725
CrownRock Finance, Inc.
1,990,000 5.625%,  10/15/2025
f
2,036,665
DT Midstream, Inc.
1,145,000 4.125%,  6/15/2029
f
1,161,099
610,000 4.375%,  6/15/2031
f
628,300
Enagas SA
2,845,000 5.500%,  1/15/2028
f
2,912,569
Encana Corporation
1,070,000 6.625%,  8/15/2037 1,467,446
Endeavor Energy Resources, LP
1,020,000 6.625%,  7/15/2025
f
1,074,825
1,245,000 5.750%,  1/30/2028
f
1,310,362
EnLink Midstream Partners, LP
1,210,000 5.600%,  4/1/2044 1,155,550
EnLink Midstream, LLC
3,025,000 5.625%,  1/15/2028
f
3,220,838
EQM Midstream Partners, LP
1,030,000 4.500%,  1/15/2029
f
1,068,625
EQT Corporation
530,000 3.125%,  5/15/2026
f
543,314
1,200,000 3.900%,  10/1/2027 1,298,676
640,000 5.000%,  1/15/2029 720,608
Genesis Energy, LP
1,030,000 6.500%,  10/1/2025 1,024,850

High Yield Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (90.9%) Value
Energy (11.8%) - continued
$ 530,000 6.250%,  5/15/2026 $ 520,391
Harvest Midstream, LP
3,660,000 7.500%,  9/1/2028
f
3,898,449
Hess Midstream Operations, LP
790,000 5.625%,  2/15/2026
f
819,625
1,605,000 4.250%,  2/15/2030
f
1,623,056
Hilcorp Energy I, LP
1,065,000 6.000%,  2/1/2031
f
1,094,288
ITT Holdings, LLC
1,905,000 6.500%,  8/1/2029
f
1,921,669
Laredo Petroleum, Inc.
2,675,000 7.750%,  7/31/2029
f
2,681,688
Murphy Oil Corporation
1,685,000 5.875%,  12/1/2027 1,753,664
Nabors Industries, Ltd.
1,595,000 7.250%,  1/15/2026
f
1,551,297
Newfield Exploration Company
2,925,000 5.375%,  1/1/2026 3,307,186
NGL Energy Operating, LLC
905,000 7.500%,  2/1/2026
f
921,969
NGL Energy Partners, LP
530,000 7.500%,  11/1/2023 515,070
1,070,000 7.500%,  4/15/2026
g
957,650
NuStar Logistics, LP
515,000 5.750%,  10/1/2025 554,913
Oasis Petroleum, Inc.
1,070,000 6.375%,  6/1/2026
f
1,120,825
Occidental Petroleum Corporation
1,740,000 3.450%,  7/15/2024 1,779,150
2,900,000 3.500%,  6/15/2025 3,014,260
2,045,000 8.000%,  7/15/2025 2,441,730
1,065,000 3.500%,  8/15/2029 1,083,233
2,045,000 8.875%,  7/15/2030 2,777,989
2,555,000 4.300%,  8/15/2039 2,519,945
2,555,000 4.400%,  4/15/2046 2,548,229
Patterson-UTI Energy, Inc.
1,065,000 3.950%,  2/1/2028 1,069,918
530,000 5.150%,  11/15/2029 543,917
PBF Holding Company, LLC
1,215,000 9.250%,  5/15/2025
f
1,151,213
Precision Drilling Corporation
1,605,000 6.875%,  1/15/2029
f
1,676,334
Range Resources Corporation
930,000 4.875%,  5/15/2025 981,894
Rockcliff Energy II, LLC
672,000 5.500%,  10/15/2029
c,f
682,080
Sanchez Energy Corporation
3,740,000 0.000%,  2/15/2023
e,h,i
4
SM Energy Company
930,000 5.625%,  6/1/2025 935,329
Southwestern Energy Company
1,065,000 8.375%,  9/15/2028 1,206,357
1,065,000 5.375%,  2/1/2029
f
1,139,348
Sunoco, LP
1,090,000 5.500%,  2/15/2026 1,111,909
1,200,000 4.500%,  5/15/2029 1,217,123
Targa Resources Partners, LP
1,585,000 6.500%,  7/15/2027 1,708,995
1,035,000 4.875%,  2/1/2031 1,116,506
Teine Energy, Ltd.
1,070,000 6.875%,  4/15/2029
f
1,086,050
Transocean, Inc.
3,037,000 11.500%,  1/30/2027
f
3,128,110
Principal
Amount Long-Term Fixed Income (90.9%) Value
Energy (11.8%) - continued
USA Compression Partners LP
$ 800,000 6.875%,  9/1/2027 $ 846,880
Venture Global Calcasieu Pass,
LLC
2,270,000 3.875%,  8/15/2029
f
2,338,214
1,470,000 4.125%,  8/15/2031
f
1,532,475
Vine Energy Holdings, LLC
1,070,000 6.750%,  4/15/2029
f
1,154,937
W&T Offshore, Inc.
800,000 9.750%,  11/1/2023
f,g
761,256
Western Gas Partners, LP
2,675,000 4.650%,  7/1/2026 2,893,307
Total 112,975,554
Financials (9.0%)
Alliant Holdings Intermediate, LLC
525,000 6.750%,  10/15/2027
f
543,375
Ally Financial, Inc.
4,000,000 5.750%,  11/20/2025 4,573,793
Altice Financing SA
1,125,000 5.750%,  8/15/2029
f
1,089,709
American Finance Trust, Inc.
1,867,000 4.500%,  9/30/2028
c,f
1,867,000
Barclays plc
2,140,000 4.375%,  3/15/2028
d,k
2,138,502
CANPACK SA
1,150,000 3.125%,  11/1/2025
f
1,168,687
Charles Schwab Corporation
2,110,000 4.000%,  6/1/2026
d,k
2,199,675
Chobani , LLC
2,255,000 4.625%,  11/15/2028
f
2,328,287
Coinbase Global, Inc.
623,000 3.625%,  10/1/2031
f
592,239
Credit Acceptance Corporation
1,580,000 5.125%,  12/31/2024
f
1,627,400
Diversified Healthcare Trust
4,175,000 4.375%,  3/1/2031 4,038,216
Drawbridge Special Opportunities
Fund, LP
5,500,000 3.875%,  2/15/2026
f
5,651,215
Fortress Transportation and
Infrastructure Investors, LLC
1,500,000 6.500%,  10/1/2025
f
1,544,070
800,000 5.500%,  5/1/2028
f
805,380
Genworth Holdings, Inc.
525,000 4.900%,  8/15/2023 536,718
Global Net Lease, Inc.
4,500,000 3.750%,  12/15/2027
f
4,468,260
HCRX Investments Holdco, LP
1,230,000 4.500%,  8/1/2029
f
1,236,150
Icahn Enterprises, LP
2,900,000 4.750%,  9/15/2024 3,016,000
2,770,000 6.250%,  5/15/2026 2,894,650
3,405,000 5.250%,  5/15/2027 3,532,687
iStar , Inc.
2,130,000 5.500%,  2/15/2026
g
2,225,850
Jefferies Finance, LLC
2,275,000 5.000%,  8/15/2028
f
2,306,281
Ladder Capital Finance Holdings,
LLP
2,125,000 4.750%,  6/15/2029
f
2,110,019
LPL Holdings, Inc.
2,655,000 4.375%,  5/15/2031
f
2,771,156

High Yield Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (90.9%) Value
Financials (9.0%) - continued
MGM Growth Properties Operating
Partnership, LP
$ 2,600,000 5.750%,  2/1/2027 $ 2,990,000
MPT Operating Partnership, LP
2,825,000 4.625%,  8/1/2029 3,031,225
Navient Corporation
1,580,000 6.750%,  6/25/2025 1,726,150
NFP Corporation
790,000 6.875%,  8/15/2028
f
806,630
OneMain Finance Corporation
800,000 3.500%,  1/15/2027 800,360
2,635,000 4.000%,  9/15/2030 2,621,825
PennyMac Financial Services, Inc.
1,960,000 4.250%,  2/15/2029
f
1,866,067
Playtika Holding Corporation
685,000 4.250%,  3/15/2029
f
687,185
Service Properties Trust
1,055,000 4.750%,  10/1/2026 1,044,450
Springleaf Finance Corporation
780,000 7.125%,  3/15/2026 903,825
2,440,000 6.625%,  1/15/2028 2,806,000
Trivium Packaging Finance
1,210,000 5.500%,  8/15/2026
f
1,267,245
530,000 8.500%,  8/15/2027
f
569,088
United Wholesale Mortgage, LLC
2,265,000 5.500%,  4/15/2029
f
2,199,097
VICI Properties, LP
1,050,000 4.250%,  12/1/2026
f
1,096,547
2,340,000 3.750%,  2/15/2027
f
2,421,900
1,300,000 4.625%,  12/1/2029
f
1,397,500
2,350,000 4.125%,  8/15/2030
f
2,491,000
Total 85,991,413
Technology (5.3%)
Black Knight InfoServ , LLC
2,724,000 3.625%,  9/1/2028
f
2,737,620
CommScope Technologies
Finance, LLC
2,852,000 6.000%,  6/15/2025
f
2,887,650
CommScope , Inc.
2,030,000 7.125%,  7/1/2028
f
2,071,554
Everi Holdings, Inc.
1,065,000 5.000%,  7/15/2029
f
1,091,284
Iron Mountain, Inc.
3,895,000 5.250%,  3/15/2028
f
4,070,275
890,000 5.000%,  7/15/2028
f
927,647
1,020,000 5.250%,  7/15/2030
f
1,082,455
2,130,000 4.500%,  2/15/2031
f
2,160,459
MSCI, Inc.
2,775,000 3.250%,  8/15/2033
f
2,806,801
NCR Corporation
4,665,000 5.750%,  9/1/2027
f
4,919,709
PTC, Inc.
390,000 3.625%,  2/15/2025
f
395,850
1,245,000 4.000%,  2/15/2028
f
1,277,681
Rackspace Technology Global,
Inc.
1,035,000 3.500%,  2/15/2028
f
999,003
710,000 5.375%,  12/1/2028
f,g
697,575
Seagate HDD Cayman
4,211,000 4.091%,  6/1/2029 4,421,550
2,450,000 3.375%,  7/15/2031
f
2,388,750
Principal
Amount Long-Term Fixed Income (90.9%) Value
Technology (5.3%) - continued
Sensata Technologies, Inc.
$ 2,500,000 3.750%,  2/15/2031
f
$ 2,517,100
Shift4 Payments, LLC
1,150,000 4.625%,  11/1/2026
f
1,200,313
SS&C Technologies, Inc.
4,460,000 5.500%,  9/30/2027
f
4,709,459
Switch, Ltd.
2,950,000 3.750%,  9/15/2028
f
2,994,250
Unisys Corporation
1,690,000 6.875%,  11/1/2027
f
1,846,325
Viavi Solutions, Inc.
1,862,000 3.750%,  10/1/2029
f
1,866,096
Total 50,069,406
Transportation (2.2%)
AerCap Holdings NV
2,840,000 5.875%,  10/10/2079
d
2,963,512
Air Canada
670,000 3.875%,  8/15/2026
f
676,063
American Airlines, Inc.
800,000 11.750%,  7/15/2025
f
990,000
530,000 5.500%,  4/20/2026
f
557,162
1,065,000 5.750%,  4/20/2029
f
1,147,537
Avis Budget Car Rental, LLC
2,750,000 5.375%,  3/1/2029
f,g
2,906,475
Delta Air Lines, Inc.
1,934,000 7.000%,  5/1/2025
f
2,255,528
1,540,000 4.750%,  10/20/2028
f
1,717,100
Spirit Loyalty Cayman, Ltd.
450,000 8.000%,  9/20/2025
f
504,675
United Airlines, Inc.
2,080,000 4.375%,  4/15/2026
f
2,134,600
2,935,000 4.625%,  4/15/2029
f
3,033,176
XPO Logistics, Inc.
2,300,000 6.250%,  5/1/2025
f
2,427,593
Total 21,313,421
Utilities (2.7%)
Calpine Corporation
4,805,000 4.500%,  2/15/2028
f
4,901,100
Leeward Renewable Energy
Operations, LLC
1,065,000 4.250%,  7/1/2029
f
1,082,498
NextEra Energy Operating
Partners, LP
5,790,000 3.875%,  10/15/2026
f
6,156,217
NRG Energy, Inc.
1,285,000 3.375%,  2/15/2029
f
1,268,205
1,530,000 5.250%,  6/15/2029
f
1,627,537
Suburban Propane Partners, LP
3,195,000 5.875%,  3/1/2027 3,330,788
Sunnova Energy Corporation
1,070,000 5.875%,  9/1/2026
f
1,090,063
Terraform Global Operating, LLC
2,660,000 6.125%,  3/1/2026
f
2,736,475
TerraForm Power Operating, LLC
3,190,000 5.000%,  1/31/2028
f
3,425,263
Total 25,618,146
Total Long-Term Fixed Income
(cost $839,052,879) 869,007,320

High Yield Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 2.7% ) Value
26,104,862 Thrivent Cash Management Trust $ 26,104,862
Total Collateral Held for
Securities Loaned
(cost $26,104,862) 26,104,862
Shares
Registered Investment
Companies ( 2.0% ) Value
Unaffiliated  (2.0%)
680,955 SPDR Bloomberg Barclays Short
Term High Yield Bond ETF 18,651,357
Total 18,651,357
Total Registered Investment
Companies (cost $18,652,849) 18,651,357
Shares Preferred Stock ( 0.7% ) Value
Financials (0.7%)
92,627 Bank of America Corporation,
5.000%
k
2,477,772
520 Bank of America Corporation,
Convertible, 7.250%
k
750,059
60,760 J.P. Morgan Chase & Company,
4.750%
k
1,587,659
1,524 Wells Fargo & Company,
Convertible, 7.50%
k
2,258,568
Total 7,074,058
Total Preferred Stock
(cost $6,363,091) 7,074,058
Shares Common Stock ( 0.3% ) Value
Communications Services (0.1%)
85,655 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
l
1,306,239
Total 1,306,239
Energy (0.2%)
12,877 California Resources Corporation,
Warrants (Expires 10/27/2024)
l
154,524
47,269 Noble Corporation
l
1,279,099
10,105 Noble Corporation, Warrants
(Expires 02/05/2028)
l
141,470
10,105 Noble Corporation, Warrants
(Expires 02/05/2028)
l
141,470
Total 1,716,563
Total Common Stock
(cost $4,732,325) 3,022,802
Shares or
Principal
Amount Short-Term Investments ( 2.4% ) Value
Federal Home Loan Bank Discount
Notes
200,000 0.040%, 10/20/2021
m,n
199,998
300,000 0.040%, 11/18/2021
m,n
299,984
Thrivent Core Short-Term Reserve
Fund
2,099,174 0.120% 20,991,739
Shares or
Principal
Amount Short-Term Investments (2.4%) Value
U.S. Treasury Bills
500,000 0.047%, 11/4/2021
m
$ 499,964
1,100,000 0.020%, 11/18/2021
m,o
1,099,958
100,000 0.031%, 11/23/2021
m,o
99,995
Total Short-Term Investments
(cost $23,177,183) 23,191,638
Total Investments (cost
$966,733,490) 104.1% $995,638,436
Other Assets and Liabilities, Net
(4.1%) (39,512,098)
Total Net Assets 100.0% $956,126,338
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b All or a portion of the loan is unfunded.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Denotes variable rate securities. The rate shown is as of
September 30, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2021, the value of these investments was $630,166,652 or
65.9% of total net assets.
g All or a portion of the security is on loan.
h Defaulted security.  Interest is not being accrued.
i In bankruptcy.  Interest is not being accrued.
j Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of September 30, 2021.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Non-income producing security.
m The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Portfolio as of September 30, 2021 was $3,198 or 0.00% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 30, 2021.

High Yield Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Security
Acquisition
Date Cost
Midwest Vanadium, Pty. Ltd.,
2/15/2018 2/9/2011 $ 3,028,997
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Portfolio as of
September 30, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 25,181,110
Total lending $25,181,110
Gross amount payable upon return of
collateral for securities loaned $26,104,862
Net amounts due to counterparty $923,752
Definitions:
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month

High Yield Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2021, in valuing High Yield Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Capital Goods 8,597,502 – 5,156,206 3,441,296
Communications Services 9,644,750 – 9,644,750 –
Consumer Cyclical 6,667,790 – 6,667,790 –
Consumer Non-Cyclical 8,256,273 – 8,256,273 –
Energy 2,413,478 – 2,413,478 –
Financials 2,518,104 – 2,518,104 –
Technology 7,217,569 – 7,217,569 –
Transportation 3,270,933 – 3,270,933 –
Long-Term Fixed Income
Basic Materials 56,649,007 – 56,649,007 –
Capital Goods 95,500,400 – 95,500,400 –
Communications Services 111,221,559 – 111,221,559 –
Consumer Cyclical 174,018,287 – 174,018,287 –
Consumer Non-Cyclical 135,650,127 – 135,650,127 –
Energy 112,975,554 – 112,975,550 4
Financials 85,991,413 – 85,991,413 –
Technology 50,069,406 – 50,069,406 –
Transportation 21,313,421 – 21,313,421 –
Utilities 25,618,146 – 25,618,146 –
Registered Investment Companies
Unaffiliated 18,651,357 18,651,357 – –
Preferred Stock
Financials 7,074,058 7,074,058 – –
Common Stock
Communications Services 1,306,239 – 1,306,239 –
Energy 1,716,563 1,433,623 282,940 –
Short-Term Investments 2,199,899 – 2,199,899 –
Subtotal Investments in Securities $948,541,835 $27,159,038 $917,941,497 $3,441,300
Other Investments  * Total
Affiliated Short-Term Investments 20,991,739
Collateral Held for Securities Loaned 26,104,862
Subtotal Other Investments $47,096,601
Total Investments at Value $995,638,436
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 490,337 490,337 – –
Credit Default Swaps 32,055 – 32,055 –
Total Asset Derivatives $522,392 $490,337 $32,055 $–

High Yield Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents High Yield Portfolio's futures contracts held as of September 30, 2021. Investments and/or cash totaling $499,982 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note (210) December 2021 ( $ 28,049,319) $ 411,349
CBOT 5-Yr. U.S. Treasury Note (89) December 2021 (11,003,042) 78,988
Total Futures Short Contracts ( $ 39,052,361) $490,337
Total Futures Contracts ( $ 39,052,361) $490,337
The following table presents High Yield Portfolio's swaps contracts held as of September 30, 2021. Investments totaling $1,199,953 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 37, 5 Year, at 5.00%, Quarterly Buy 12/20/2026 $ 18,800,000 $ – $ 32,055 $ 32,055
Total Credit Default Swaps $– $32,055 $32,055
1 As the buyer of protection, High Yield Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, High Yield Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments High Yield Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

High Yield Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
9/30/2021
Shares Held at
9/30/2021
% of Net
Assets
9/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% $30,257 $272,742 $282,007 $20,992 2,099 2.2%
Total Affiliated Short-Term Investments 30,257 20,992 2.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 20,946 200,175 195,016 26,105 26,105 2.7
Total Collateral Held for Securities Loaned 20,946 26,105 2.7
Total Value $51,203 $47,097
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 9/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% $18 $(18) $ – $44
Total Income/Non Income Cash from Affiliated
Investments $44
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 109
Total Affiliated Income from Securities Loaned, Net $109
Total Value $18 $(18) $ –

Income Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.3% )
a
Value
Basic Materials (<0.1%)
Ball Metalpack Finco, LLC, Term
Loan
$ 96,750
4.621%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 96,549
Total 96,549
Communications Services (0.1%)
Altice France SA, Term Loan
191,500
2.879%,  (LIBOR 3M +
2.750%), 7/31/2025
b
188,229
Eagle Broadband Investments,
LLC, Term Loan
744,375
3.750%,  (LIBOR 3M +
3.000%), 11/12/2027
b
744,375
Radiate Holdco, LLC, Term Loan
615,350
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
614,464
WideOpenWest Finance, LLC,
Term Loan
62,882
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
62,856
Total 1,609,924
Consumer Cyclical (0.1%)
Golden Entertainment, Inc., Term
Loan
518,906
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
516,960
LCPR Loan Financing, LLC, Term
Loan
375,000
3.834%,  (LIBOR 1M +
3.750%), 10/15/2028
b
375,000
Scientific Games International,
Inc., Term Loan
868,500
2.834%,  (LIBOR 1M +
2.750%), 8/14/2024
b
864,270
Tenneco, Inc., Term Loan
494,911
3.084%,  (LIBOR 1M +
3.000%), 10/1/2025
b
490,066
Total 2,246,296
Consumer Non-Cyclical (0.1%)
Bausch Health Americas, Inc.,
Term Loan
248,666
3.084%,  (LIBOR 1M +
3.000%), 6/1/2025
b
248,293
Endo Luxembourg Finance
Company I Sarl, Term Loan
373,125
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
b
364,211
Global Medical Response, Inc.,
Term Loan
187,687
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
188,250
550,000
0.000%,  (LIBOR 1M +
4.250%), 10/2/2025
b,c,d
551,650
550,838
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
552,490
Total 1,904,894
Principal
Amount Bank Loans (0.3%)
a
Value
Technology (<0.1%)
Prime Security Services Borrower,
LLC, Term Loan
$ 402,975
3.500%,  (LIBOR 1M +
2.750%), 9/23/2026
b
$ 402,379
Total 402,379
Total Bank Loans
(cost $6,229,675) 6,260,042
Principal
Amount Long-Term Fixed Income ( 96.6% ) Value
Asset-Backed Securities (3.8%)
522 Funding CLO, Ltd.
3,200,000
3.988%,  (LIBOR 3M +
3.850%), 10/23/2033, Ser.
2020-6A, Class D
b,e
3,201,741
Aimco CLO 15, Ltd.
6,000,000
1.256%,  (LIBOR 3M +
1.140%), 10/17/2034, Ser.
2015-AA, Class AR2
b,d,e
6,000,000
Arch Street CLO, Ltd.
5,000,000
1.834%,  (LIBOR 3M +
1.700%), 10/20/2028, Ser.
2016-2A, Class BR2
b,e
5,000,200
Atrium IX
3,600,000
2.121%,  (LIBOR 3M +
2.000%), 5/28/2030, Ser. 9A,
Class CR2
b,e
3,600,695
Bardot CLO, Ltd.
4,800,000
2.015%,  (LIBOR 3M +
1.900%), 10/22/2032, Ser.
2019-2A, Class CR
b,d,e
4,800,000
Benefit Street Partners CLO II, Ltd.
3,600,000
2.026%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,e
3,566,466
CarVal CLO II, Ltd.
3,600,000
2.134%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,e
3,600,180
Galaxy XXIII CLO, Ltd.
1,200,000
1.825%,  (LIBOR 3M +
1.700%), 4/24/2029, Ser.
2017-23A, Class C1R
b,e
1,200,011
Magnetite XII, Ltd.
3,200,000
1.226%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,e
3,200,166
Neuberger Berman CLO XIV, Ltd.
3,200,000
1.162%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
b,e
3,196,778
OCP CLO, Ltd.
5,125,000
2.116%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,e
5,124,995
Octagon Investment Partners 31,
LLC
3,200,000
3.534%,  (LIBOR 3M +
3.400%), 7/20/2030, Ser.
2017-1A, Class DR
b,e
3,199,990

Income Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
Asset-Backed Securities (3.8%) - continued
Octagon Investment Partners 50,
Ltd.
$ 3,500,000
2.626%,  (LIBOR 3M +
2.500%), 10/15/2033, Ser.
2020-4A, Class C
b,e
$ 3,500,357
Octagon Investment Partners XVI,
Ltd.
2,600,000
1.534%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,e
2,600,226
Palmer Square Loan Funding, Ltd.
4,700,000
2.429%,  (LIBOR 3M +
2.300%), 11/25/2028, Ser.
2020-4A, Class B
b,e
4,704,268
PPM CLO, Ltd.
4,750,000
1.315%,  (LIBOR 3M +
1.200%), 10/18/2034, Ser.
2021-5A, Class A
b,d,e
4,750,504
Sound Point CLO XV, Ltd.
6,400,000
1.638%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2017-1A, Class BR
b,e
6,400,422
Sound Point CLO, Ltd.
3,200,000
2.363%,  (LIBOR 3M +
2.250%), 1/20/2032, Ser.
2019-1A, Class CR
b,e
3,201,667
THL Credit Wind River CLO, Ltd.
4,325,000
2.976%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,e
4,324,965
Total 75,173,631
Basic Materials (2.5%)
Alcoa Nederland Holding BV
240,000 5.500%,  12/15/2027
e
257,424
Anglo American Capital plc
3,200,000 3.625%,  9/11/2024
e
3,434,497
2,550,000 4.750%,  4/10/2027
e
2,902,152
Cleveland-Cliffs, Inc.
160,000 4.625%,  3/1/2029
e
163,400
160,000 4.875%,  3/1/2031
e
165,200
Freeport-McMoRan, Inc.
320,000 4.125%,  3/1/2028 331,600
1,850,000 5.250%,  9/1/2029 2,009,562
1,850,000 4.625%,  8/1/2030 2,000,313
Glencore Funding, LLC
909,000 4.125%,  5/30/2023
e
960,631
5,059,000 4.000%,  3/27/2027
e
5,563,557
3,200,000 2.500%,  9/1/2030
e
3,132,731
Ingevity Corporation
320,000 3.875%,  11/1/2028
e
319,200
International Flavors and
Fragrances, Inc.
5,000,000 3.468%,  12/1/2050
e
5,247,382
Kinross Gold Corporation
640,000 5.950%,  3/15/2024 708,520
OCI NV
288,000 4.625%,  10/15/2025
e
302,400
Olin Corporation
320,000 5.125%,  9/15/2027 332,400
Syngenta Finance NV
3,175,000 4.441%,  4/24/2023
e
3,318,955
4,910,000 5.182%,  4/24/2028
e
5,516,951
Principal
Amount Long-Term Fixed Income (96.6%) Value
Basic Materials (2.5%) - continued
Teck Resources, Ltd.
$ 3,270,000 6.125%,  10/1/2035 $ 4,237,736
Vale Overseas, Ltd.
3,000,000 3.750%,  7/8/2030 3,107,850
Westlake Chemical Corporation
3,200,000 3.600%,  8/15/2026 3,513,431
WestRock Company
1,270,000 3.750%,  3/15/2025 1,374,382
Total 48,900,274
Capital Goods (3.7%)
Amsted Industries, Inc.
260,000 5.625%,  7/1/2027
e
271,315
BAE Systems plc
3,050,000 3.400%,  4/15/2030
e
3,292,186
2,600,000 1.900%,  2/15/2031
e
2,493,288
Boeing Company
6,650,000 5.930%,  5/1/2060 9,084,400
1,600,000 5.150%,  5/1/2030 1,877,904
5,000,000 5.705%,  5/1/2040 6,353,778
Carrier Global Corporation
1,800,000 3.577%,  4/5/2050 1,912,400
3,000,000 2.722%,  2/15/2030 3,103,682
2,550,000 2.700%,  2/15/2031 2,625,570
3,100,000 3.377%,  4/5/2040 3,252,704
CNH Industrial NV
2,560,000 3.850%,  11/15/2027 2,854,650
Crown Cork & Seal Company, Inc.
640,000 7.375%,  12/15/2026 790,400
General Electric Company
5,200,000
3.446%,  (LIBOR 3M +
3.330%), 12/15/2021
b,f
5,089,500
GFL Environmental, Inc.
320,000 3.500%,  9/1/2028
e
322,000
Howmet Aerospace, Inc.
9,000 6.875%,  5/1/2025 10,530
4,750,000 3.000%,  1/15/2029 4,790,850
Huntington Ingalls Industries, Inc.
1,900,000 3.844%,  5/1/2025 2,057,827
Meritage Homes Corporation
5,820,000 3.875%,  4/15/2029
e
6,111,000
Northrop Grumman Corporation
2,250,000 3.250%,  1/15/2028 2,434,267
Owens-Brockway Glass Container,
Inc.
450,000 5.875%,  8/15/2023
e
475,875
Raytheon Technologies
Corporation
4,200,000 4.125%,  11/16/2028 4,780,380
Roper Technologies, Inc.
2,240,000 3.800%,  12/15/2026 2,488,191
SRM Escrow Issuer, LLC
320,000 6.000%,  11/1/2028
e
338,800
Textron, Inc.
1,280,000 4.300%,  3/1/2024 1,370,279
630,000 3.875%,  3/1/2025 680,988
2,560,000 3.650%,  3/15/2027 2,806,863
United Rentals North America, Inc.
640,000 4.000%,  7/15/2030 664,000
United Technologies Corporation
1,925,000 4.450%,  11/16/2038 2,330,854
Total 74,664,481

Income Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
Collateralized Mortgage Obligations (<0.1%)
GMAC Mortgage Corporation
Loan Trust
$ 68,095
0.586%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,g
$ 106,157
Wachovia Mortgage Loan Trust,
LLC
258,962
2.448%,  5/20/2036, Ser.
2006-A, Class 2A1
b
267,330
Total 373,487
Communications Services (8.0%)
AMC Networks, Inc.
320,000 4.250%,  2/15/2029 318,400
American Tower Corporation
3,125,000 2.750%,  1/15/2027 3,281,199
2,560,000 3.125%,  1/15/2027 2,728,237
1,900,000 3.550%,  7/15/2027 2,070,437
3,100,000 1.875%,  10/15/2030 2,977,125
AT&T, Inc.
5,208,000 3.650%,  9/15/2059 5,191,974
2,481,000 4.300%,  2/15/2030 2,847,141
3,250,000 2.750%,  6/1/2031 3,337,099
5,987,000 2.550%,  12/1/2033 5,890,118
3,190,000 4.300%,  12/15/2042 3,560,311
4,650,000 3.100%,  2/1/2043 4,458,171
3,200,000 4.500%,  3/9/2048 3,686,684
CCO Holdings, LLC
190,000 5.500%,  5/1/2026
e
195,943
320,000 4.750%,  3/1/2030
e
334,552
260,000 4.500%,  8/15/2030
e
268,247
Charter Communications
Operating, LLC
4,500,000 4.800%,  3/1/2050 5,049,924
3,300,000 4.908%,  7/23/2025 3,711,261
2,450,000 6.384%,  10/23/2035 3,221,498
3,000,000 3.500%,  6/1/2041 2,945,837
5,075,000 6.484%,  10/23/2045 6,899,870
Comcast Corporation
798,000 2.887%,  11/1/2051
e
765,424
3,150,000 4.600%,  10/15/2038 3,850,669
3,200,000 4.650%,  7/15/2042 3,976,142
Cox Communications, Inc.
3,200,000 3.350%,  9/15/2026
e
3,435,822
CSC Holdings, LLC
500,000 4.125%,  12/1/2030
e
490,625
Cumulus Media New Holdings,
Inc.
250,000 6.750%,  7/1/2026
e,h
258,750
Discovery Communications, LLC
1,600,000 4.900%,  3/11/2026 1,818,343
Front Range BidCo, Inc.
320,000 4.000%,  3/1/2027
e
318,474
GCI, LLC
100,000 4.750%,  10/15/2028
e
104,980
Level 3 Financing, Inc.
640,000 4.250%,  7/1/2028
e
644,947
Netflix, Inc.
1,200,000 4.875%,  4/15/2028 1,383,000
3,731,000 5.875%,  11/15/2028 4,571,967
1,800,000 6.375%,  5/15/2029 2,277,000
3,300,000 4.875%,  6/15/2030
e
3,885,750
Nexstar Escrow Corporation
640,000 5.625%,  7/15/2027
e
677,104
Principal
Amount Long-Term Fixed Income (96.6%) Value
Communications Services (8.0%) - continued
Omnicom Group, Inc.
$ 940,000 3.650%,  11/1/2024 $ 1,014,635
1,300,000 4.200%,  6/1/2030 1,486,364
SBA Communications Corporation
320,000 3.125%,  2/1/2029
e
309,200
SFR Group SA
200,000 7.375%,  5/1/2026
e
207,520
Sinclair Television Group, Inc.
640,000 5.875%,  3/15/2026
e
653,600
Sirius XM Radio, Inc.
640,000 4.125%,  7/1/2030
e
642,968
Sprint Capital Corporation
230,000 6.875%,  11/15/2028 294,400
4,800,000 8.750%,  3/15/2032 7,170,528
Sprint Corporation
5,852,000 7.125%,  6/15/2024 6,660,746
5,500,000 7.625%,  2/15/2025 6,429,390
T-Mobile USA, Inc.
6,400,000 3.400%,  10/15/2052
e
6,241,863
2,400,000 3.750%,  4/15/2027 2,644,058
1,800,000 3.000%,  2/15/2041 1,741,558
VeriSign, Inc.
640,000 4.750%,  7/15/2027 673,216
Verizon Communications, Inc.
2,600,000 4.000%,  3/22/2050 2,954,856
2,400,000 3.700%,  3/22/2061 2,534,227
4,400,000
1.225%,  (LIBOR 3M +
1.100%), 5/15/2025
b
4,520,124
2,400,000 2.100%,  3/22/2028 2,436,216
1,591,000 1.680%,  10/30/2030 1,512,936
3,850,000 4.272%,  1/15/2036 4,522,644
4,200,000 3.400%,  3/22/2041 4,386,237
Viacom, Inc.
3,200,000 4.375%,  3/15/2043 3,660,672
Viasat, Inc.
140,000 5.625%,  9/15/2025
e
141,881
Vodafone Group plc
2,150,000 5.000%,  5/30/2038 2,692,758
VTR Finance NV
70,000 6.375%,  7/15/2028
e
75,425
Walt Disney Company
1,900,000 7.625%,  11/30/2028 2,600,003
Ziggo BV
320,000 4.875%,  1/15/2030
e
330,000
Total 159,971,050
Consumer Cyclical (6.7%)
Amazon.com, Inc.
5,400,000 3.100%,  5/12/2051 5,645,433
Brookfield Residential Properties,
Inc.
400,000 5.000%,  6/15/2029
e
409,020
Carnival Corporation
54,000 11.500%,  4/1/2023
e
60,278
Cedar Fair, LP
320,000 5.250%,  7/15/2029 328,000
Choice Hotels International, Inc.
3,100,000 3.700%,  1/15/2031 3,342,761
Colt Merger Sub, Inc.
320,000 6.250%,  7/1/2025
e
336,882
Daimler Finance North America,
LLC
1,900,000 1.750%,  3/10/2023
e,h
1,934,484

Income Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
Consumer Cyclical (6.7%) - continued
Darden Restaurants, Inc.
$ 3,600,000 3.850%,  5/1/2027 $ 3,993,438
Expedia Group, Inc.
8,800,000 3.250%,  2/15/2030 9,101,001
Ford Motor Company
640,000 7.450%,  7/16/2031 835,104
Ford Motor Credit Company, LLC
3,800,000 4.063%,  11/1/2024 3,995,662
5,150,000 4.125%,  8/17/2027 5,461,575
1,900,000 4.000%,  11/13/2030 1,976,000
General Motors Company
1,300,000 6.125%,  10/1/2025 1,523,198
6,425,000 6.800%,  10/1/2027 8,024,322
1,230,000 5.000%,  4/1/2035 1,452,307
General Motors Financial
Company, Inc.
2,510,000 4.000%,  1/15/2025 2,717,284
1,900,000 1.500%,  6/10/2026 1,888,486
2,800,000 2.700%,  6/10/2031 2,791,431
Hanesbrands, Inc.
640,000 4.625%,  5/15/2024
e
674,739
Home Depot, Inc.
3,180,000 4.250%,  4/1/2046 3,895,971
Hyundai Capital America
1,850,000 1.000%,  9/17/2024
e
1,843,449
2,800,000 2.375%,  10/15/2027
e
2,837,878
3,500,000 1.800%,  1/10/2028
e
3,425,700
Kohl's Corporation
5,100,000 3.375%,  5/1/2031 5,248,308
3,100,000 5.550%,  7/17/2045
h
3,712,038
L Brands, Inc.
320,000 6.625%,  10/1/2030
e
363,200
Lennar Corporation
1,900,000 4.500%,  4/30/2024 2,054,337
3,700,000 4.750%,  5/30/2025 4,122,503
Lowe's Companies, Inc.
5,750,000 2.625%,  4/1/2031 5,893,744
1,900,000 5.000%,  4/15/2040 2,407,960
Marriott International, Inc.
285,000 5.750%,  5/1/2025 325,920
6,900,000 4.625%,  6/15/2030 7,882,999
Mastercard, Inc.
1,900,000 3.850%,  3/26/2050 2,259,357
McDonald's Corporation
3,175,000 4.450%,  3/1/2047 3,873,098
MDC Holdings, Inc.
4,800,000 2.500%,  1/15/2031 4,677,936
Nissan Motor Company, Ltd.
1,900,000 3.522%,  9/17/2025
e
2,020,004
Royal Caribbean Cruises, Ltd.
320,000 9.125%,  6/15/2023
e
347,778
Six Flags Entertainment
Corporation
110,000 5.500%,  4/15/2027
e
113,575
Six Flags Theme Parks, Inc.
70,000 7.000%,  7/1/2025
e
74,550
Toll Brothers Finance Corporation
3,845,000 4.350%,  2/15/2028 4,210,275
4,300,000 3.800%,  11/1/2029
h
4,618,200
ViacomCBS, Inc.
3,200,000 4.200%,  5/19/2032 3,660,397
Principal
Amount Long-Term Fixed Income (96.6%) Value
Consumer Cyclical (6.7%) - continued
Volkswagen Group of America
Finance, LLC
$ 2,800,000 4.250%,  11/13/2023
e
$ 3,003,194
3,000,000 3.350%,  5/13/2025
e
3,207,329
Wyndham Destinations, Inc.
320,000 6.625%,  7/31/2026
e
364,406
Total 132,935,511
Consumer Non-Cyclical (10.7%)
Abbott Laboratories
1,440,000 4.750%,  11/30/2036 1,832,201
2,500,000 6.000%,  4/1/2039 3,646,202
AbbVie, Inc.
4,460,000 3.200%,  5/14/2026 4,811,884
2,550,000 2.950%,  11/21/2026 2,731,422
3,200,000 3.200%,  11/21/2029 3,448,036
4,900,000 4.550%,  3/15/2035 5,872,212
3,100,000 4.300%,  5/14/2036 3,635,134
1,900,000 4.850%,  6/15/2044 2,390,423
Altria Group, Inc.
2,750,000 5.800%,  2/14/2039 3,381,625
Anheuser-Busch Companies, LLC
3,210,000 4.700%,  2/1/2036 3,879,094
Anheuser-Busch InBev Worldwide,
Inc.
3,825,000 4.000%,  4/13/2028 4,316,773
4,500,000 3.500%,  6/1/2030 4,928,639
2,550,000 4.600%,  4/15/2048 3,044,253
3,200,000 4.439%,  10/6/2048 3,743,687
4,800,000 5.550%,  1/23/2049 6,500,830
Astrazeneca Finance, LLC
3,100,000 1.750%,  5/28/2028 3,118,030
AstraZeneca plc
3,500,000 1.375%,  8/6/2030 3,330,673
BAT Capital Corporation
2,550,000 3.222%,  8/15/2024 2,703,270
3,250,000 4.700%,  4/2/2027 3,671,432
5,000,000 2.259%,  3/25/2028 4,962,621
Bausch Health Companies, Inc.
50,000 5.000%,  1/30/2028
e
47,436
320,000 5.000%,  2/15/2029
e
298,000
Becton, Dickinson and Company
6,200,000 3.794%,  5/20/2050 6,927,178
3,850,000 3.700%,  6/6/2027 4,263,440
Boston Scientific Corporation
1,950,000 3.750%,  3/1/2026 2,145,398
Bunge, Ltd. Finance Corporation
3,150,000 2.750%,  5/14/2031 3,191,742
Cargill, Inc.
3,250,000 3.250%,  5/23/2029
e
3,518,238
Centene Corporation
160,000 4.250%,  12/15/2027 167,464
480,000 4.625%,  12/15/2029 523,104
7,105,000 3.375%,  2/15/2030 7,355,807
3,000,000 2.500%,  3/1/2031 2,958,750
2,200,000 2.625%,  8/1/2031 2,185,128
Cigna Corporation
3,200,000 4.125%,  11/15/2025 3,556,087
3,850,000 2.400%,  3/15/2030 3,913,871
Constellation Brands, Inc.
1,700,000 4.400%,  11/15/2025 1,903,753
640,000 3.500%,  5/9/2027 702,200

Income Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
Consumer Non-Cyclical (10.7%) - continued
CVS Health Corporation
$ 1,950,000 4.250%,  4/1/2050 $ 2,296,201
1,600,000 3.875%,  7/20/2025 1,751,696
1,300,000 3.625%,  4/1/2027 1,431,694
3,800,000 2.125%,  9/15/2031 3,733,341
Dentsply Sirona, Inc.
2,500,000 3.250%,  6/1/2030 2,663,808
Encompass Health Corporation
350,000 4.500%,  2/1/2028 361,375
HCA, Inc.
510,000 5.375%,  2/1/2025 569,925
6,000,000 5.875%,  2/15/2026 6,877,500
HLF Financing Sarl, LLC
320,000 4.875%,  6/1/2029
e
320,000
Imperial Brands Finance plc
3,200,000 3.500%,  7/26/2026
e
3,424,605
Imperial Tobacco Finance plc
2,190,000 3.750%,  7/21/2022
e
2,232,982
JBS USA, LLC
320,000 6.500%,  4/15/2029
e
357,600
Keurig Dr. Pepper, Inc.
3,250,000 3.800%,  5/1/2050 3,641,629
Kraft Foods Group, Inc.
230,000 5.000%,  6/4/2042 282,058
Kraft Heinz Foods Company
1,900,000 5.500%,  6/1/2050 2,506,804
1,184,000 3.000%,  6/1/2026 1,247,156
450,000 3.750%,  4/1/2030 490,322
4,270,000 4.375%,  6/1/2046 4,858,491
1,850,000 4.875%,  10/1/2049 2,251,626
Kroger Company
3,200,000 2.650%,  10/15/2026 3,393,845
Mylan, Inc.
2,500,000 4.550%,  4/15/2028 2,853,464
Par Pharmaceutical, Inc.
640,000 7.500%,  4/1/2027
e
652,000
Perrigo Finance Unlimited
Company
1,900,000 3.150%,  6/15/2030 1,965,340
QBE Insurance Group, Ltd.
2,575,000 5.875%,  5/12/2025
b,e,f
2,871,125
Reckitt Benckiser Treasury
Services plc
2,880,000 2.750%,  6/26/2024
e
3,023,396
Reynolds American, Inc.
1,560,000 5.850%,  8/15/2045 1,871,777
Royalty Pharma plc
2,550,000 1.750%,  9/2/2027 2,538,972
Shire Acquisitions Investments
Ireland Designated Activity
Company
3,200,000 2.875%,  9/23/2023 3,335,993
Smithfield Foods, Inc.
1,200,000 3.000%,  10/15/2030
e
1,207,855
Sysco Corporation
3,700,000 6.600%,  4/1/2050 5,820,299
2,000,000 6.600%,  4/1/2040 2,921,818
Teleflex, Inc.
400,000 4.250%,  6/1/2028
e
415,636
Tenet Healthcare Corporation
640,000 5.125%,  11/1/2027
e
667,200
Thermo Fisher Scientific, Inc.
1,280,000 2.950%,  9/19/2026 1,376,124
Principal
Amount Long-Term Fixed Income (96.6%) Value
Consumer Non-Cyclical (10.7%) - continued
$ 2,500,000 2.800%,  10/15/2041 $ 2,493,632
Tyson Foods, Inc.
1,280,000 3.550%,  6/2/2027 1,412,239
UnitedHealth Group, Inc.
1,240,000 4.750%,  7/15/2045 1,625,185
3,225,000 4.450%,  12/15/2048 4,089,571
Universal Health Services, Inc.
4,600,000 2.650%,  1/15/2032
e
4,555,091
VRX Escrow Corporation
261,000 6.125%,  4/15/2025
e
266,390
Zimmer Biomet Holdings, Inc.
3,900,000 3.550%,  3/20/2030 4,265,613
Total 214,527,415
Energy (7.8%)
Antero Resources Corporation
320,000 5.375%,  3/1/2030
e
337,008
Apache Corporation
330,000 4.875%,  11/15/2027 359,872
BP Capital Markets America, Inc.
2,560,000 3.017%,  1/16/2027 2,751,721
1,950,000 3.543%,  4/6/2027 2,148,161
Buckeye Partners, LP
350,000 4.125%,  3/1/2025
e
362,691
Canadian Natural Resources, Ltd.
3,200,000 2.950%,  7/15/2030 3,313,100
Cenovus Energy, Inc.
2,400,000 5.375%,  7/15/2025 2,733,736
Cheniere Corpus Christi Holdings,
LLC
3,250,000 3.700%,  11/15/2029 3,526,899
Cheniere Energy Partners, LP
4,560,000 4.500%,  10/1/2029 4,847,873
6,300,000 4.000%,  3/1/2031
e
6,597,360
Cimarex Energy Company
3,600,000 4.375%,  6/1/2024 3,881,966
CNX Resources Corporation
320,000 6.000%,  1/15/2029
e
338,400
Continental Resources, Inc.
2,419,000 4.500%,  4/15/2023 2,506,689
3,100,000 4.375%,  1/15/2028 3,429,375
Devon Energy Corporation
3,062,000 5.250%,  9/15/2024
e
3,391,609
3,185,000 4.500%,  1/15/2030
e
3,471,291
2,290,000 7.950%,  4/15/2032 3,246,119
Devon Financing Corporation, ULC
1,900,000 7.875%,  9/30/2031 2,688,627
Diamondback Energy, Inc.
4,600,000 3.500%,  12/1/2029 4,919,409
1,050,000 3.125%,  3/24/2031 1,090,284
DT Midstream, Inc.
320,000 4.125%,  6/15/2029
e
324,499
Enagas SA
320,000 5.500%,  1/15/2028
e
327,600
Enbridge, Inc.
1,850,000 5.750%,  7/15/2080
b
2,090,408
Energy Transfer Operating, LP
4,150,000 3.750%,  5/15/2030 4,484,324
4,000,000 6.000%,  6/15/2048 5,075,793
Energy Transfer Partners, LP
4,480,000 4.200%,  4/15/2027 4,954,048

Income Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
Energy (7.8%) - continued
Enterprise Products Operating,
LLC
$ 3,700,000 3.200%,  2/15/2052 $ 3,580,406
2,490,000 3.700%,  2/15/2026 2,733,096
3,200,000 4.875%,  8/16/2077
b
3,152,054
EQM Midstream Partners, LP
320,000 5.500%,  7/15/2028 351,558
EQT Corporation
640,000 3.900%,  10/1/2027 692,627
Equinor ASA
2,575,000 3.125%,  4/6/2030 2,801,590
MPLX, LP
2,550,000 3.500%,  12/1/2022 2,630,637
2,550,000 4.875%,  6/1/2025 2,849,686
3,250,000 4.800%,  2/15/2029 3,760,995
Murphy Oil Corporation
250,000 5.875%,  12/1/2027 260,188
National Fuel Gas Company
5,186,000 5.500%,  1/15/2026 5,973,488
Newfield Exploration Company
2,320,000 5.625%,  7/1/2024 2,572,523
4,756,000 5.375%,  1/1/2026 5,377,429
ONEOK, Inc.
1,900,000 2.200%,  9/15/2025 1,941,126
Petroleos Mexicanos
5,650,000 7.690%,  1/23/2050 5,349,985
2,550,000 6.500%,  3/13/2027 2,693,081
Pioneer Natural Resources
Company
1,800,000 2.150%,  1/15/2031 1,750,333
Plains All American Pipeline, LP
3,200,000 3.800%,  9/15/2030 3,416,302
Sabine Pass Liquefaction, LLC
1,300,000 4.500%,  5/15/2030 1,498,393
Schlumberger Holdings
Corporation
3,250,000 3.900%,  5/17/2028
e
3,582,610
Suncor Energy, Inc.
2,900,000 3.100%,  5/15/2025 3,088,011
Sunoco Logistics Partners
Operations, LP
4,500,000 4.000%,  10/1/2027 4,964,678
Sunoco, LP
640,000 6.000%,  4/15/2027 666,400
Western Gas Partners, LP
6,800,000 4.650%,  7/1/2026 7,354,948
Williams Companies, Inc.
3,200,000 7.500%,  1/15/2031 4,448,883
Williams Partners, LP
1,600,000 3.750%,  6/15/2027 1,761,850
3,000,000 4.850%,  3/1/2048 3,667,812
Total 156,119,551
Financials (31.7%)
AerCap Ireland Capital DAC
2,400,000 6.500%,  7/15/2025 2,782,564
2,500,000 4.625%,  10/15/2027
h
2,787,482
3,800,000 3.875%,  1/23/2028
h
4,079,744
AIA Group, Ltd.
3,100,000 3.200%,  9/16/2040
e
3,130,400
Air Lease Corporation
1,260,000 4.250%,  9/15/2024 1,367,591
4,100,000 4.650%,  6/15/2026
b,f
4,289,625
Principal
Amount Long-Term Fixed Income (96.6%) Value
Financials (31.7%) - continued
$ 1,850,000 3.625%,  4/1/2027 $ 1,987,873
3,150,000 2.100%,  9/1/2028 3,058,108
2,500,000 3.000%,  2/1/2030 2,536,765
Aircastle, Ltd.
4,450,000 5.250%,  8/11/2025
e
4,975,250
3,500,000 2.850%,  1/26/2028
e
3,544,660
Allianz SE
3,200,000 3.200%,  10/30/2027
b,e,f
3,104,000
Ally Financial, Inc.
4,050,000 5.750%,  11/20/2025 4,630,965
6,250,000 8.000%,  11/1/2031 9,014,555
American Express Company
3,750,000 3.550%,  9/15/2026
b,f
3,820,687
American Homes 4 Rent, LP
1,550,000 2.375%,  7/15/2031 1,535,403
American International Group, Inc.
2,700,000 4.200%,  4/1/2028 3,076,614
Ares Capital Corporation
3,600,000 3.875%,  1/15/2026 3,849,942
2,950,000 2.150%,  7/15/2026 2,957,846
Associated Banc-Corporation
3,150,000 4.250%,  1/15/2025 3,384,008
Australia and New Zealand
Banking Group, Ltd.
3,200,000 2.950%,  7/22/2030
b,e
3,326,272
2,500,000 2.570%,  11/25/2035
b,e
2,426,936
Aviation Capital Group, LLC
5,950,000 5.500%,  12/15/2024
e
6,668,529
Avolon Holdings Funding, Ltd.
1,300,000 5.250%,  5/15/2024
e
1,420,182
1,800,000 5.500%,  1/15/2026
e
2,017,820
1,500,000 4.250%,  4/15/2026
e
1,613,347
6,400,000 4.375%,  5/1/2026
e
6,909,471
Banco Bilbao Vizcaya Argentaria
SA
2,600,000 6.500%,  3/5/2025
b,f
2,827,500
Banco del Estado de Chile
3,850,000 2.704%,  1/9/2025
e
3,984,750
Banco Santander SA
3,200,000 2.746%,  5/28/2025 3,356,696
6,400,000 4.750%,  11/12/2026
b,f
6,518,848
1,800,000 4.379%,  4/12/2028 2,044,107
2,000,000 3.490%,  5/28/2030 2,151,787
Bank of America Corporation
2,830,000 4.200%,  8/26/2024 3,095,546
2,860,000 6.500%,  10/23/2024
b,f
3,200,340
3,200,000 4.000%,  1/22/2025 3,477,330
2,750,000 3.950%,  4/21/2025 2,996,846
9,400,000 3.705%,  4/24/2028
b
10,330,304
2,550,000 4.271%,  7/23/2029
b
2,891,604
1,825,000 3.974%,  2/7/2030
b
2,043,130
3,970,000 3.194%,  7/23/2030
b
4,224,270
6,200,000 1.922%,  10/24/2031
b
5,964,216
1,800,000 4.244%,  4/24/2038
b
2,106,000
4,900,000 3.311%,  4/22/2042
b
5,141,451
1,860,000 2.831%,  10/24/2051
b
1,782,269
Bank of New York Mellon
Corporation
1,925,000 4.700%,  9/20/2025
b,f
2,112,687
Bank of Nova Scotia
4,250,000 4.900%,  6/4/2025
b,f
4,568,750
Barclays plc
3,200,000 7.875%,  3/15/2022
b,f
3,273,792
650,000 8.000%,  6/15/2024
b,f
734,097

Income Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
Financials (31.7%) - continued
$ 3,100,000 6.125%,  12/15/2025
b,f
$ 3,431,328
1,280,000 4.836%,  5/9/2028 1,446,745
2,400,000 4.972%,  5/16/2029
b
2,790,282
3,100,000 2.645%,  6/24/2031
b
3,122,072
Berkshire Hathaway Finance
Corporation
3,100,000 2.850%,  10/15/2050 3,054,957
1,950,000 4.250%,  1/15/2049 2,377,256
BNP Paribas SA
4,950,000 6.625%,  3/25/2024
b,e,f
5,356,890
Boston Properties, LP
1,900,000 3.250%,  1/30/2031 2,018,543
BPCE SA
1,265,000 5.700%,  10/22/2023
e
1,386,935
2,190,000 5.150%,  7/21/2024
e
2,419,878
Brandywine Operating
Partnership, LP
3,100,000 3.950%,  11/15/2027 3,372,358
Brixmor Operating Partnership, LP
1,500,000 2.250%,  4/1/2028 1,512,782
CANPACK SA
320,000 3.125%,  11/1/2025
e
325,200
Capital One Bank USA NA
2,000,000 3.375%,  2/15/2023 2,080,164
Capital One Financial Corporation
3,190,000 4.200%,  10/29/2025 3,535,522
Charles Schwab Corporation
2,550,000 5.375%,  6/1/2025
b,f
2,833,688
1,750,000 4.000%,  6/1/2026
b,f
1,824,375
3,100,000 4.000%,  12/1/2030
b,f
3,197,650
CIT Group, Inc.
1,930,000 5.250%,  3/7/2025 2,149,537
7,100,000 6.125%,  3/9/2028 8,582,977
Citigroup, Inc.
3,200,000 4.700%,  1/30/2025
b,f
3,272,000
4,370,000 4.400%,  6/10/2025 4,833,552
3,305,000 5.500%,  9/13/2025 3,813,815
2,490,000 4.450%,  9/29/2027 2,831,600
2,500,000 3.668%,  7/24/2028
b
2,748,009
3,749,000 3.520%,  10/27/2028
b
4,076,593
3,000,000 4.075%,  4/23/2029
b
3,362,049
CNA Financial Corporation
1,870,000 7.250%,  11/15/2023 2,124,338
650,000 3.950%,  5/15/2024 698,556
3,250,000 3.450%,  8/15/2027 3,569,481
Comerica, Inc.
2,100,000 5.625%,  7/1/2025
b,f
2,312,625
Commerzbank AG
3,200,000 8.125%,  9/19/2023
e
3,605,500
CoreStates Capital III
2,440,000
0.695%,  (LIBOR 3M +
0.570%), 2/15/2027
b,e
2,379,294
Corporate Office Properties, LP
2,175,000 2.250%,  3/15/2026 2,228,304
Credit Acceptance Corporation
160,000 5.125%,  12/31/2024
e
164,800
Credit Agricole SA
2,400,000 6.875%,  9/23/2024
b,e,f
2,670,000
Credit Suisse Group AG
3,950,000 7.500%,  7/17/2023
b,e,f
4,226,500
4,000,000 7.250%,  9/12/2025
b,e,f
4,433,800
3,850,000 2.193%,  6/5/2026
b,e
3,922,260
3,700,000 5.250%,  2/11/2027
b,e,f
3,871,125
Principal
Amount Long-Term Fixed Income (96.6%) Value
Financials (31.7%) - continued
$ 3,100,000 4.282%,  1/9/2028
e
$ 3,445,594
Danske Bank AS
5,600,000 5.000%,  1/12/2023
b,e
5,664,981
1,950,000 3.244%,  12/20/2025
b,e
2,071,598
Deutsche Bank AG
7,000,000 6.000%,  10/30/2025
b,f
7,367,500
2,600,000 3.961%,  11/26/2025
b
2,811,932
Discover Bank
1,635,000 4.200%,  8/8/2023 1,744,430
2,600,000 2.450%,  9/12/2024 2,711,324
4,490,000 4.682%,  8/9/2028
b
4,776,412
Diversified Healthcare Trust
320,000 4.375%,  3/1/2031 309,516
Drawbridge Special Opportunities
Fund, LP
480,000 3.875%,  2/15/2026
e
493,197
Duke Realty, LP
1,750,000 1.750%,  2/1/2031 1,667,479
Fidelity National Financial, Inc.
1,250,000 5.500%,  9/1/2022 1,307,968
First Horizon Bank
2,000,000 5.750%,  5/1/2030 2,443,258
First Horizon National Corporation
3,900,000 4.000%,  5/26/2025 4,255,366
Five Corners Funding Trust
5,110,000 4.419%,  11/15/2023
e
5,517,954
FS KKR Capital Corporation
3,100,000 4.250%,  2/14/2025
e
3,274,385
5,700,000 3.400%,  1/15/2026 5,955,823
GE Capital Funding, LLC
3,900,000 4.050%,  5/15/2027 4,378,701
GE Capital International Funding
Company
12,100,000 4.418%,  11/15/2035 14,520,632
Glitnir HoldCo ehf., Convertible
362 Zero Coupon,  12/31/2030
i
0
Global Net Lease, Inc.
320,000 3.750%,  12/15/2027
e
317,743
Goldman Sachs Group, Inc.
3,200,000 4.950%,  2/10/2025
b,f
3,392,000
2,490,000 4.250%,  10/21/2025 2,757,501
1,350,000 3.800%,  5/10/2026
b,f
1,382,062
3,100,000 3.691%,  6/5/2028
b
3,412,269
4,250,000 3.814%,  4/23/2029
b
4,703,345
3,100,000 4.223%,  5/1/2029
b
3,503,376
HSBC Holdings plc
3,200,000
1.125%,  (LIBOR 3M +
1.000%), 5/18/2024
b
3,238,026
2,560,000 4.300%,  3/8/2026 2,850,204
1,800,000 4.000%,  3/9/2026
b,f,h
1,804,500
1,600,000 6.000%,  5/22/2027
b,f
1,754,000
1,920,000 4.041%,  3/13/2028
b
2,124,325
2,100,000 4.600%,  12/17/2030
b,f
2,099,370
Icahn Enterprises, LP
640,000 6.250%,  5/15/2026 668,800
ING Groep NV
4,500,000 4.100%,  10/2/2023 4,816,647
Intesa Sanpaolo SPA
3,100,000 4.198%,  6/1/2032
e
3,177,975
iStar, Inc.
640,000 4.250%,  8/1/2025 664,787
J.P. Morgan Chase & Company
1,850,000 5.150%,  5/1/2023
b,f
1,903,188

Income Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
Financials (31.7%) - continued
$ 1,250,000 6.000%,  8/1/2023
b,f
$ 1,318,750
1,270,000 6.750%,  2/1/2024
b,f
1,393,825
5,000,000 5.000%,  8/1/2024
b,f
5,218,750
3,200,000 4.600%,  2/1/2025
b,f
3,272,000
3,200,000 2.950%,  10/1/2026 3,429,568
3,200,000 2.956%,  5/13/2031
b
3,329,145
1,200,000 2.580%,  4/22/2032
b
1,216,642
2,600,000 3.882%,  7/24/2038
b
2,992,706
3,150,000 5.500%,  10/15/2040 4,312,880
3,650,000 3.157%,  4/22/2042
b
3,789,562
Kilroy Realty, LP
2,550,000 4.250%,  8/15/2029 2,878,807
Kimco Realty Corporation
5,100,000 3.300%,  2/1/2025 5,437,202
Lloyds Bank plc
1,910,000 4.650%,  3/24/2026 2,146,632
Lloyds Banking Group plc
1,950,000 7.500%,  6/27/2024
b,f
2,181,562
1,300,000 7.500%,  9/27/2025
b,f
1,508,141
1,900,000 2.438%,  2/5/2026
b
1,971,023
LPL Holdings, Inc.
320,000 4.000%,  3/15/2029
e
328,688
M&T Bank Corporation
2,200,000 3.500%,  9/1/2026
b,f
2,183,500
MetLife, Inc.
2,550,000 3.850%,  9/15/2025
b,f
2,664,750
MGM Growth Properties Operating
Partnership, LP
640,000 4.500%,  9/1/2026 696,000
Mizuho Financial Group, Inc.
3,100,000 1.979%,  9/8/2031
b
2,992,446
Morgan Stanley
2,000,000 2.720%,  7/22/2025
b
2,095,651
1,870,000 4.000%,  7/23/2025 2,060,182
1,860,000 5.300%,  12/15/2025
b,f,h
1,974,948
1,280,000 3.125%,  7/27/2026 1,377,641
2,510,000 4.350%,  9/8/2026 2,833,061
4,600,000 3.622%,  4/1/2031
b
5,069,964
3,100,000 1.794%,  2/13/2032
b
2,952,408
3,900,000 3.217%,  4/22/2042
b
4,079,868
1,570,000 4.300%,  1/27/2045 1,913,707
MPT Operating Partnership, LP
640,000 5.000%,  10/15/2027 674,400
Nationwide Building Society
2,490,000 3.900%,  7/21/2025
e
2,735,729
1,920,000 4.000%,  9/14/2026
e
2,110,359
Nationwide Mutual Insurance
Company
3,225,000 4.350%,  4/30/2050
e
3,637,977
Natwest Group plc
1,850,000 4.600%,  6/28/2031
b,f
1,858,880
5,100,000 3.032%,  11/28/2035
b
5,106,766
Nippon Life Insurance Company
1,750,000 5.100%,  10/16/2044
b,e
1,922,813
2,550,000 3.400%,  1/23/2050
b,e
2,636,063
Omega Healthcare Investors, Inc.
1,463,000 3.625%,  10/1/2029 1,539,285
5,600,000 3.375%,  2/1/2031 5,701,801
Owl Rock Capital Corporation
2,300,000 4.250%,  1/15/2026 2,468,596
4,850,000 3.400%,  7/15/2026 5,050,947
Owl Rock Technology Finance
Corporation
1,500,000 3.750%,  6/17/2026
e
1,583,542
Principal
Amount Long-Term Fixed Income (96.6%) Value
Financials (31.7%) - continued
Park Aerospace Holdings, Ltd.
$ 1,300,000 4.500%,  3/15/2023
e
$ 1,358,422
Peachtree Corners Funding Trust
2,800,000 3.976%,  2/15/2025
e
3,039,508
PNC Financial Services Group,
Inc.
3,150,000 3.400%,  9/15/2026
b,f
3,142,125
Preferred Term Securities XXIII,
Ltd.
183,570
0.316%,  (LIBOR 3M +
0.200%), 12/22/2036
b,e
163,655
Prudential Financial, Inc.
1,725,000 5.200%,  3/15/2044
b
1,845,511
2,750,000 3.700%,  10/1/2050
b
2,866,031
Radian Group, Inc.
320,000 4.875%,  3/15/2027 348,758
Realty Income Corporation
3,830,000 3.875%,  7/15/2024 4,153,416
Regency Centers, LP
2,560,000 3.600%,  2/1/2027 2,819,992
Regions Financial Corporation
2,600,000 5.750%,  6/15/2025
b,f
2,899,780
Reinsurance Group of America,
Inc.
3,050,000 4.700%,  9/15/2023 3,279,701
Royal Bank of Scotland Group plc
2,750,000 4.269%,  3/22/2025
b
2,967,635
1,000,000 3.754%,  11/1/2029
b
1,067,193
Santander UK Group Holdings plc
2,500,000 4.750%,  9/15/2025
e
2,784,728
Service Properties Trust
240,000 4.750%,  10/1/2026 237,600
Simon Property Group, LP
1,800,000 3.800%,  7/15/2050 1,983,566
3,100,000 3.250%,  9/13/2049 3,130,470
Societe Generale SA
3,100,000 5.375%,  11/18/2030
b,e,f,h
3,318,953
Spirit Realty, LP
1,900,000 2.100%,  3/15/2028 1,890,124
3,750,000 3.400%,  1/15/2030 3,984,680
1,850,000 3.200%,  2/15/2031 1,921,008
Standard Chartered plc
3,250,000
1.284%,  (LIBOR 3M +
1.150%), 1/20/2023
b,e
3,260,433
SVB Financial Group
4,700,000 4.000%,  5/15/2026
b,f
4,817,500
Synchrony Financial
1,950,000 4.250%,  8/15/2024 2,107,181
1,950,000 3.950%,  12/1/2027 2,151,052
Truist Financial Corporation
2,500,000
0.444%,  (SOFRRATE +
0.400%), 6/9/2025
b
2,509,874
1,450,000 4.950%,  9/1/2025
b,f
1,583,864
1,575,000 1.887%,  6/7/2029
b
1,573,466
UBS Group Funding Jersey, Ltd.
2,490,000 4.125%,  9/24/2025
e
2,750,912
UBS Group Funding Switzerland
AG
2,560,000 4.253%,  3/23/2028
e
2,878,085
Ventas Realty, LP
1,280,000 3.500%,  2/1/2025 1,369,600
VEREIT Operating Partnership, LP
1,250,000 4.625%,  11/1/2025 1,404,659

Income Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
Financials (31.7%) - continued
$ 3,100,000 3.400%,  1/15/2028 $ 3,351,558
1,850,000 2.850%,  12/15/2032 1,921,890
VICI Properties, LP
180,000 4.250%,  12/1/2026
e
187,979
180,000 4.625%,  12/1/2029
e
193,500
Wells Fargo & Company
3,300,000 3.900%,  3/15/2026
b,f
3,403,125
2,560,000 3.000%,  4/22/2026 2,746,601
3,200,000 2.393%,  6/2/2028
b
3,300,608
4,250,000 4.478%,  4/4/2031
b
4,948,217
Welltower, Inc.
2,200,000 4.000%,  6/1/2025 2,406,349
2,500,000 2.050%,  1/15/2029 2,483,599
Westpac Banking Corporation
2,900,000 2.894%,  2/4/2030
b
3,002,759
3,150,000 2.963%,  11/16/2040 3,119,339
Total 633,696,640
Foreign Government (0.6%)
Dominican Republic Government
International Bond
950,000 6.000%,  7/19/2028
e
1,073,510
Egypt Government International
Bond
4,100,000 5.800%,  9/30/2027
e
4,025,626
Qatar Government International
Bond
1,900,000 4.500%,  4/23/2028
e
2,214,522
Qatar Petroleum
5,000,000 2.250%,  7/12/2031
e
4,952,000
Total 12,265,658
Technology (6.3%)
Apple, Inc.
3,150,000 2.700%,  8/5/2051 3,037,406
1,920,000 3.750%,  9/12/2047 2,219,864
Baidu, Inc.
1,900,000 2.375%,  10/9/2030 1,857,952
Broadcom Corporation
3,618,000 3.875%,  1/15/2027 3,975,892
Broadcom, Inc.
3,200,000 5.000%,  4/15/2030 3,736,843
7,882,000 3.469%,  4/15/2034
e
8,116,387
3,200,000 3.187%,  11/15/2036
e
3,190,707
Dell International, LLC
6,725,000 6.020%,  6/15/2026 7,999,574
1,300,000 6.100%,  7/15/2027 1,607,099
4,400,000 8.350%,  7/15/2046 7,136,168
Equinix, Inc.
3,200,000 2.000%,  5/15/2028 3,191,661
Fiserv, Inc.
3,225,000 3.200%,  7/1/2026 3,481,862
7,000,000 2.650%,  6/1/2030 7,162,727
Gartner, Inc.
320,000 3.750%,  10/1/2030
e
329,344
Hewlett Packard Enterprise
Company
2,600,000 4.650%,  10/1/2024 2,872,216
Iron Mountain, Inc.
640,000 4.875%,  9/15/2029
e
670,400
Marvell Technology, Inc.
1,900,000 4.875%,  6/22/2028
e
2,194,668
2,100,000 2.950%,  4/15/2031
e
2,158,590
Principal
Amount Long-Term Fixed Income (96.6%) Value
Technology (6.3%) - continued
Micron Technology, Inc.
$ 3,250,000 5.327%,  2/6/2029 $ 3,864,738
3,800,000 4.663%,  2/15/2030 4,386,150
NXP Funding, LLC
1,900,000 3.150%,  5/1/2027
e
2,026,073
1,800,000 5.550%,  12/1/2028
e
2,183,496
1,900,000 4.300%,  6/18/2029
e
2,153,477
1,900,000 2.500%,  5/11/2031
e
1,917,685
3,150,000 3.250%,  5/11/2041
e
3,253,394
Oracle Corporation
7,600,000 3.950%,  3/25/2051 8,015,104
3,200,000 4.300%,  7/8/2034 3,632,644
3,150,000 4.000%,  7/15/2046 3,337,037
Panasonic Corporation
2,900,000 3.113%,  7/19/2029
e,h
3,086,525
Qorvo, Inc.
5,000,000 3.375%,  4/1/2031
e
5,272,000
Salesforce.com, Inc.
3,100,000 2.900%,  7/15/2051 3,092,222
Switch, Ltd.
265,000 3.750%,  9/15/2028
e
268,975
Teledyne Technologies, Inc.
3,000,000 2.250%,  4/1/2028 3,055,434
Tencent Holdings, Ltd.
1,800,000 3.680%,  4/22/2041
e
1,867,069
Texas Instruments, Inc.
3,200,000 4.150%,  5/15/2048 3,969,051
VMware, Inc.
6,300,000 2.200%,  8/15/2031 6,159,942
Total 126,480,376
Transportation (3.4%)
AerCap Holdings NV
3,200,000 5.875%,  10/10/2079
b
3,339,168
Aircastle, Ltd.
1,515,000 4.400%,  9/25/2023 1,613,281
American Airlines, Inc.
3,150,000 11.750%,  7/15/2025
e
3,898,125
2,220,000 5.500%,  4/20/2026
e
2,333,775
3,100,000 5.750%,  4/20/2029
e
3,340,250
Boeing Company
6,200,000 3.250%,  2/1/2028 6,548,983
Burlington Northern Santa Fe, LLC
2,500,000 4.700%,  9/1/2045 3,232,226
3,200,000 4.050%,  6/15/2048 3,832,046
CSX Corporation
1,900,000 2.400%,  2/15/2030 1,951,522
Delta Air Lines, Inc.
1,120,051 4.250%,  7/30/2023 1,163,461
1,543,000 7.000%,  5/1/2025
e
1,799,524
3,000,000 7.375%,  1/15/2026 3,534,423
4,850,000 4.750%,  10/20/2028
e
5,407,750
ERAC USA Finance, LLC
4,030,000 4.200%,  11/1/2046
e
4,734,532
FedEx Corporation
2,500,000 3.250%,  5/15/2041 2,547,209
Mileage Plus Holdings, LLC
5,500,000 6.500%,  6/20/2027
e
5,980,810
Southwest Airlines Company
2,725,000 5.250%,  5/4/2025 3,076,784
3,800,000 5.125%,  6/15/2027 4,444,009
2,400,000 2.625%,  2/10/2030 2,434,459

Income Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
Transportation (3.4%) - continued
United Airlines Pass Through Trust
$ 1,053,961 3.750%,  9/3/2026 $ 1,108,388
United Airlines, Inc.
350,000 4.375%,  4/15/2026
e
359,187
300,000 4.625%,  4/15/2029
e
310,035
Total 66,989,947
U.S. Government & Agencies (3.5%)
U.S. Treasury Bonds
5,200,000 2.375%,  5/15/2051 5,549,375
4,800,000 2.000%,  8/15/2051 4,715,250
8,000,000 1.500%,  2/15/2030 8,050,938
5,000,000 1.625%,  5/15/2031 5,058,594
6,500,000 2.250%,  5/15/2041 6,758,984
U.S. Treasury Notes
40,500,000 0.250%,  6/15/2024 40,275,351
Total 70,408,492
Utilities (7.9%)
Ameren Illinois Company
1,950,000 4.500%,  3/15/2049 2,479,265
American Water Capital
Corporation
3,200,000 3.450%,  5/1/2050 3,404,160
Arizona Public Service Company
3,200,000 3.500%,  12/1/2049 3,406,903
Baltimore Gas and Electric
Company
2,560,000 2.400%,  8/15/2026 2,683,379
Berkshire Hathaway Energy
Company
2,575,000 4.450%,  1/15/2049 3,179,926
CenterPoint Energy Resources
Corporation
2,800,000 1.750%,  10/1/2030 2,689,858
CenterPoint Energy, Inc.
3,250,000 2.950%,  3/1/2030 3,400,349
3,150,000 2.650%,  6/1/2031 3,216,568
CMS Energy Corporation
2,560,000 3.450%,  8/15/2027 2,802,768
Consolidated Edison Company of
New York, Inc.
3,250,000 4.125%,  5/15/2049 3,769,817
Dominion Energy, Inc.
2,900,000 3.071%,  8/15/2024 3,065,323
2,250,000 4.650%,  12/15/2024
b,f
2,410,425
Duke Energy Corporation
5,300,000 3.250%,  1/15/2082
b
5,275,484
5,100,000 3.500%,  6/15/2051 5,251,502
3,840,000 3.150%,  8/15/2027 4,135,602
3,200,000 3.750%,  9/1/2046 3,417,039
Edison International
6,600,000 5.750%,  6/15/2027 7,599,329
Enel Finance International NV
1,200,000 1.875%,  7/12/2028
e
1,195,077
3,750,000 2.875%,  7/12/2041
e
3,653,400
Energy Transfer, LP
2,100,000 6.500%,  11/15/2026
b,f
2,186,877
Entergy Corporation
3,000,000 2.400%,  6/15/2031 2,973,583
Exelon Corporation
1,620,000 3.950%,  6/15/2025 1,763,742
Principal
Amount Long-Term Fixed Income (96.6%) Value
Utilities (7.9%) - continued
FirstEnergy Corporation
$ 4,480,000 4.400%,  7/15/2027 $ 4,915,362
1,300,000 5.350%,  7/15/2047 1,585,186
FirstEnergy Transmission, LLC
4,300,000 2.866%,  9/15/2028
e
4,488,125
3,150,000 5.450%,  7/15/2044
e
4,014,819
Georgia Power Company
3,000,000 3.250%,  3/15/2051 3,019,792
3,200,000 2.650%,  9/15/2029 3,335,376
Indiana Michigan Power Company
1,100,000 3.250%,  5/1/2051 1,134,617
National Rural Utilities Cooperative
Finance Corporation
2,600,000 4.400%,  11/1/2048 3,251,243
NextEra Energy Operating
Partners, LP
640,000 3.875%,  10/15/2026
e
680,480
NiSource Finance Corporation
1,920,000 4.375%,  5/15/2047 2,280,632
NiSource, Inc.
3,200,000 3.600%,  5/1/2030 3,508,078
NRG Energy, Inc.
1,200,000 2.450%,  12/2/2027
e
1,217,724
4,950,000 3.375%,  2/15/2029
e
4,885,304
Oncor Electric Delivery Company,
LLC
2,490,000 3.750%,  4/1/2045 2,832,502
Pacific Gas and Electric Company
1,270,000 2.950%,  3/1/2026
h
1,303,795
1,900,000 3.300%,  12/1/2027 1,955,522
7,600,000 4.550%,  7/1/2030 8,218,108
1,800,000 3.250%,  6/1/2031 1,793,459
3,000,000 4.200%,  6/1/2041 2,946,585
PPL Electric Utilities Corporation
3,800,000 3.000%,  10/1/2049 3,887,679
San Diego Gas and Electric
Company
3,200,000 4.150%,  5/15/2048 3,840,550
Sempra Energy
3,200,000 3.250%,  6/15/2027 3,466,347
Southern Company
7,630,000 3.250%,  7/1/2026 8,210,396
3,100,000 4.000%,  1/15/2051
b
3,276,917
2,150,000 3.750%,  9/15/2051
b
2,190,420
TerraForm Power Operating, LLC
640,000 5.000%,  1/31/2028
e
687,200
Total 156,886,594
Total Long-Term Fixed Income
(cost $1,835,202,812) 1,929,393,107
Shares
Collateral Held for Securities
Loaned ( 0.7% ) Value
14,645,795 Thrivent Cash Management Trust 14,645,795
Total Collateral Held for
Securities Loaned
(cost $14,645,795) 14,645,795

Income Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock ( 0.1% ) Value
Financials (0.1%)
22,500 Cobank ACB, 6.250%
b,f
$ 2,328,750
Total 2,328,750
Total Preferred Stock
(cost $2,250,000) 2,328,750
Shares Common Stock ( <0.1% ) Value
Communications Services (<0.1%)
426 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
j
6,497
Total 6,497
Financials (<0.1%)
2,247 Glitnir HoldCo ehf.
i,j
0
Total 0
Total Common Stock
(cost $192,205) 6,497
Shares or
Principal
Amount Short-Term Investments ( 2.1% ) Value
Federal Home Loan Bank Discount
Notes
700,000 0.040%, 11/3/2021
k,l
699,974
100,000 0.020%, 12/28/2021
k,l
99,990
Thrivent Core Short-Term Reserve
Fund
3,962,949 0.120% 39,629,485
U.S. Treasury Bills
500,000 0.047%, 11/4/2021
k
499,965
Total Short-Term Investments
(cost $40,833,442) 40,929,414
Total Investments (cost
$1,899,353,929) 99.8% $1,993,563,605
Other Assets and Liabilities, Net
0.2% 3,597,646
Total Net Assets 100.0% $1,997,161,251
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
September 30, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2021, the value of these investments was $440,031,875 or
22.0% of total net assets.
f Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
g All or a portion of the security is insured or guaranteed.
h All or a portion of the security is on loan.
i Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
j Non-income producing security.
k The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Portfolio as of
September 30, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 14,232,593
Total lending $14,232,593
Gross amount payable upon return of
collateral for securities loaned $14,645,795
Net amounts due to counterparty $413,202
Definitions:
CLO - Collateralized Loan Obligation
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFRRATE - Secured Overnight Financing Rate

Income Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2021, in valuing Income Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 96,549 – 96,549 –
Communications Services 1,609,924 – 1,609,924 –
Consumer Cyclical 2,246,296 – 2,246,296 –
Consumer Non-Cyclical 1,904,894 – 1,904,894 –
Technology 402,379 – 402,379 –
Long-Term Fixed Income
Asset-Backed Securities 75,173,631 – 75,173,631 –
Basic Materials 48,900,274 – 48,900,274 –
Capital Goods 74,664,481 – 74,664,481 –
Collateralized Mortgage Obligations 373,487 – 373,487 –
Communications Services 159,971,050 – 159,971,050 –
Consumer Cyclical 132,935,511 – 132,935,511 –
Consumer Non-Cyclical 214,527,415 – 214,527,415 –
Energy 156,119,551 – 156,119,551 –
Financials^ 633,696,640 – 633,696,640 0
Foreign Government 12,265,658 – 12,265,658 –
Technology 126,480,376 – 126,480,376 –
Transportation 66,989,947 – 66,989,947 –
U.S. Government & Agencies 70,408,492 – 70,408,492 –
Utilities 156,886,594 – 156,886,594 –
Preferred Stock
Financials 2,328,750 2,328,750 – –
Common Stock
Communications Services 6,497 – 6,497 –
Financials^ 0 – – 0
Short-Term Investments 1,299,929 – 1,299,929 –
Subtotal Investments in Securities $1,939,288,325 $2,328,750 $1,936,959,575 $0
Other Investments  * Total
Affiliated Short-Term Investments 39,629,485
Collateral Held for Securities Loaned 14,645,795
Subtotal Other Investments $54,275,280
Total Investments at Value $1,993,563,605
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 879,393 879,393 – –
Total Liability Derivatives $879,393 $879,393 $– $–

Income Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Income Portfolio's futures contracts held as of September 30, 2021. Investments and/or cash totaling $799,964 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT U.S. Long Bond 206 December 2021 $ 33,678,456 ( $ 879,393)
Total Futures Long Contracts $ 33,678,456 ( $ 879,393)
Total Futures Contracts $ 33,678,456 ($879,393)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
9/30/2021
Shares Held at
9/30/2021
% of Net
Assets
9/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% $69,786 $416,037 $446,194 $39,629 3,963 2.0%
Total Affiliated Short-Term Investments 69,786 39,629 2.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 16,432 118,208 119,994 14,646 14,646 0.7
Total Collateral Held for Securities Loaned 16,432 14,646 0.7
Total Value $86,218 $54,275
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 9/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% $15 $(15) $ – $94
Total Income/Non Income Cash from Affiliated
Investments $94
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 13
Total Affiliated Income from Securities Loaned, Net $13
Total Value $15 $(15) $ –

International Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 93.3% ) Value
Australia (6.4%)
42,580 Accent Group, Ltd. $ 68,955
111,118 ALS, Ltd. 1,000,708
1,062,937 AMP, Ltd.
a
749,516
34,160 Appen, Ltd. 216,860
49,173 ARB Corporation, Ltd. 1,710,063
379,680 Aristocrat Leisure, Ltd. 12,626,856
32,279 ASX, Ltd. 1,863,654
8,080 AUB Group, Ltd. 137,099
195,878 Aurizon Holdings, Ltd. 530,329
168,598 Bega Cheese, Ltd. 647,592
109,805 BHP Group, Ltd. 2,932,660
15,790 Breville Group, Ltd. 325,070
60,914 BWP Trust 174,064
268,772 Carsales.com, Ltd. 4,824,336
162,776 Centuria Capital Group 396,071
143,659 Champion Iron, Ltd.
a
491,189
194,849 Charter Hall Group 2,355,964
78,067 Codan Limited 708,674
203,305 Commonwealth Bank of Australia 15,087,353
336,602 Computershare, Ltd. 4,352,623
15,921 Credit Corporation Group, Ltd. 343,465
137,408 CSL, Ltd. 28,708,860
169,963 CSR, Ltd. 675,640
117,953 Data# 3, Ltd. 405,814
44,699 DEXUS Property Group 344,030
43,079 Domino's Pizza Enterprises, Ltd. 4,927,310
10,744 Eagers Automotive, Ltd. 114,183
1,979 Endeavour Group, Ltd. 9,903
654,626 GWA Group, Ltd. 1,281,477
603,941 Humm Group, Ltd.
a
366,457
81,480 Iluka Resources, Ltd. 524,144
78,922 Independence Group NL 494,623
180,283 Ingenia Communities Group 848,418
24,531 Inghams Group, Ltd. 72,242
49,599 Magellan Financial Group, Ltd. 1,244,973
1,269 McMillan Shakespeare, Ltd. 13,224
210,189 Medibank Private, Ltd. 536,659
222,641 Metcash, Ltd. 622,727
68,980 Mineral Resources, Ltd. 2,189,160
98,093 Nine Entertainment Company
Holdings, Ltd. 183,337
20,770 Orocobre, Ltd.
a
127,654
55,321 Pendal Group, Ltd. 321,884
15,506 Perpetual, Ltd. 419,181
6,883 Pinnacle Investment Management
Group Limited 77,069
25,776 Platinum Asset Management, Ltd. 64,681
105,219 Premier Investments, Ltd. 2,262,068
4,987 Pro Medicus, Ltd. 193,467
44,700 REA Group, Ltd. 5,034,602
30,148 Reece, Ltd. 406,595
450,673 Reliance Worldwide Corporation,
Ltd. 1,638,766
67,811 Rio Tinto, Ltd. 4,827,540
787,333 Sandfire Resources, Ltd. 3,071,628
97,433 Sandfire Resources, Ltd., Rights
a,b
16,662
5,856 SeaLink Travel Group, Ltd. 37,464
278,719 SEEK, Ltd. 6,127,157
1,988 Sims Metal Management, Ltd. 18,675
18,131 Sonic Healthcare, Ltd. 523,972
36,083 Super Retail Group, Ltd. 313,983
1,409,054 Tabcorp Holdings, Ltd. 4,895,889
23,058 Uniti Group, Ltd.
a
63,555
24,458 Washington H. Soul Pattinson and
Company, Ltd. 679,714
Shares Common Stock (93.3%) Value
Australia (6.4%) - continued
37,326 Westpac Banking Corporation $ 690,289
19,117 WorleyParsons, Ltd. 134,490
Total 127,053,267
Austria (0.3%)
73,797 OMV AG 4,443,717
5,675 Osterreichische Post AG 240,594
10,464 Raiffeisen Bank International AG 273,680
6,235 Semperit Aktiengesellschaft
Holding 221,724
10,194 Zumtobel AG 106,510
Total 5,286,225
Belgium (0.7%)
400 Ackermans and van Haaren NV 68,913
1,150 Aedifica SA 143,569
26,183 bpost SA
a
230,882
11,185 D'ieteren Group 1,641,264
71,592 Groupe Bruxelles Lambert SA 7,874,784
3,728 KBC Groep NV 336,281
2,960 Melexis NV 314,204
17,977 NV Bekaert SA 747,874
8,560 Telenet Group Holding NV 326,836
3,178 Tessenderlo Group
a
118,259
49,274 Warehouses De Pauw SCA 1,996,499
Total 13,799,365
Bermuda (0.3%)
130,500 CK Infrastructure Holdings, Ltd. 727,881
196,295 Golden Ocean Group, Ltd. 2,053,540
500 Jardine Matheson Holdings, Ltd. 26,520
598,000 K Wah International Holdings, Ltd. 241,383
132,500 Kerry Logistics Network, Ltd. 282,864
3,424,000 Pacific Basin Shipping, Ltd. 1,584,757
374,000 Road King Infrastructure, Ltd. 376,168
182,400 Shanghai Industrial Urban
Development Group, Ltd. 15,881
91,500 Yue Yuen Industrial Holdings, Ltd.
a
185,398
364,000 Yuexiu Transport Infrastructure, Ltd. 242,210
Total 5,736,602
Brazil (0.3%)
18,000 Alpargatas SA
a
174,621
29,500 Ambev SA 83,044
55,300 B3 SA - Brasil Bolsa Balcao 129,777
45,408 Banco Bradesco SA ADR 173,913
30,700 Banco do Brasil SA 163,485
3,600 Banco Inter SA 30,839
9,293 Banco Santander Brasil SA ADR 60,776
29,600 BB Seguridade Participacoes SA 108,274
14,000 Braskem SA
a
152,552
36,200 BRF SA
a
180,476
26,636 Centrais Eletricas Brasileiras SA
ADR 189,116
29,000 Cia Brasileira de Distribuicao 136,380
28,724 Companhia Siderurgica Nacional
SA ADR 151,088
6,356 Embraer SA ADR
a
108,052
22,300 ENGIE Brasil Energia SA 153,642
6,500 Grendene SA 11,053
51,855 Itau Unibanco Holding SA ADR 273,276
7,400 Itausa SA 15,205
40,700 JBS SA 276,378
5,100 Magazine Luiza SA 13,448
40,000 Metalurgica Gerdau SA 91,521

International Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.3%) Value
Brazil (0.3%) - continued
46,200 Petrobras Distribuidora SA $ 198,348
92,078 Petroleo Brasileiro SA 459,904
45,857 Petroleo Brasileiro SA ADR 474,161
20,000 Sendas Distribuidora SA 70,404
18,235 Telefonica Brasil SA ADR 141,503
75,700 TIM SA 162,917
21,400 Usinas Siderurgicas de Minas
Gerais SA Usiminas 63,386
74,993 Vale SA ADR 1,046,152
8,700 WEG SA 63,104
Total 5,356,795
Canada (8.3%)
35,564 Agnico Eagle Mines, Ltd. 1,845,026
142,079 Bank of Nova Scotia 8,745,049
77,557 Barrick Gold Corporation 1,400,386
486,922 BCE, Inc. 24,392,232
20,002 Canadian Apartment Properties
REIT 933,458
31,452 Canadian Imperial Bank of
Commerce 3,501,288
130,387 Canadian National Railway
Company 15,109,904
218,101 Canadian Pacific Railway, Ltd. 14,242,171
33,345 Canadian Western Bank 965,388
242,967 CGI, Inc.
a
20,638,575
383,899 CI Financial Corporation 7,792,550
59,930 Dollarama, Inc. 2,599,522
90,419 Enbridge, Inc. 3,602,197
202,309 Laurentian Bank of Canada 6,420,987
31,377 Open Text Corporation 1,531,443
54,884 Rogers Communications, Inc. 2,563,073
73,105 Royal Bank of Canada 7,274,138
4,960 Shopify, Inc.
a
6,724,669
307,412 Suncor Energy, Inc. 6,373,472
169,612 TC Energy Corporation
c
8,163,230
12,661 TELUS Corporation 278,290
72,535 Thomson Reuters Corporation 8,020,312
9,800 TMX Group, Ltd. 1,056,831
168,414 Toronto-Dominion Bank 11,149,150
Total 165,323,341
Cayman Islands (1.0%)
211,000 3SBio, Inc.
a,d
206,705
31,000 ANTA Sports Products, Ltd. 585,388
177,000 ASM Pacific Technology, Ltd. 1,932,184
3,375 Baidu.com, Inc. ADR
a
518,906
359 Bilibili, Inc. ADR
a
23,755
14,000 China Education Group Holdings,
Ltd. 24,149
125,000 China Medical System Holdings,
Ltd. 227,811
62,000 China Meidong Auto Holdings, Ltd. 311,963
40,000 China Overseas Property Holdings,
Ltd. 33,123
141,000 Consun Pharmaceutical Group,
Ltd. 64,584
3,000 Country Garden Services Holdings
Company, Ltd. 23,706
29,700 ENN Energy Holdings, Ltd. 489,856
44,000 Geely Automobile Holdings, Ltd. 126,307
3,000 Ginko International Company, Ltd. 19,744
10,323 Hello Group, Inc. ADR 109,218
352,000 IGG, Inc. 328,689
1,350 JD Health International, Inc.
a,d
13,010
Shares Common Stock (93.3%) Value
Cayman Islands (1.0%) - continued
2,862 Li Auto, Inc. ADR
a
$ 75,242
58,000 Li Ning Company, Ltd. 668,493
59,000 Logan Group Company, Ltd. 61,570
94,000 Longfor Group Holdings, Ltd.
d
429,494
62,800 Meituan Dianping
a,d
2,004,667
59,000 NetDragon Websoft Holdings, Ltd. 132,698
8,861 NetEase, Inc. ADR 756,730
25,189 New Oriental Education &
Technology Group, Inc. ADR
a
51,637
19,117 NIO, Inc. ADR
a
681,139
1,667 Noah Holdings, Ltd. ADR
a
61,896
1,000 Parade Technologies, Ltd. 58,536
5,562 Pinduoduo, Inc. ADR
a
504,306
1,196,500 Shui On Land, Ltd. 179,287
4,500 Sunny Optical Technology (Group)
Company, Ltd. 117,832
101,124 Tencent Holdings, Ltd. 6,036,977
57,000 Topsports International Holdings,
Ltd.
d
64,735
1,714 Trip.com Group, Ltd. ADR
a
52,705
24,000 VSTECS Holdings, Ltd. 21,487
312,000 Want Want China Holdings, Ltd. 235,586
6,532 Weibo Corporation ADR
a
310,205
46,000 WuXi Biologics (Cayman), Inc.
a,d
746,133
171,000 Xiabuxiabu Catering Management
Holdings Company, Ltd.
d
167,872
318,400 Xiaomi Corporation
a,d
874,478
2,492 Xpeng, Inc. ADR
a
88,566
138,000 Yadea Group Holdings, Ltd.
d
225,406
44,500 Zhongsheng Group Holdings, Ltd. 356,721
Total 20,003,496
Chile (<0.1%)
2,643 Banco de Credito e Inversiones SA 96,488
2,465 Banco Santander Chile SA ADR 48,733
2,897 CAP SA 30,799
49,141 Cencosud SA 95,033
6,579 Cia Cervecerias Unidas SA ADR 113,751
671,728 Colbun SA 108,862
934,571 Compania Sud Americana de
Vapores SA 65,728
28,404 Embotelladora Andina SA 61,310
2,606 Enel Chile SA ADR 6,280
Total 626,984
China (1.2%)
26,845 Aier Eye Hospital Group Company,
Ltd. 221,259
32,229 Alibaba Group Holding, Ltd. ADR
a
4,771,504
27,300 Anhui Conch Cement Company,
Ltd., Class A 172,213
45,000 Anhui Conch Cement Company,
Ltd., Class H 243,065
5,400 Asymchem Laboratories (Tianjin)
Company, Ltd. 371,781
6,420 Autohome, Inc. ADR 301,291
760,000 Bank of China, Ltd. 268,535
192,400 Bank of Jiangsu Company, Ltd. 172,484
247,900 Bank of Shanghai Company, Ltd. 279,819
30,000 Beijing North Star Company, Ltd. 5,085
4,895 BYD Company, Ltd., Class A 188,452
16,500 BYD Company, Ltd., Class H 512,860
5,600 Changzhou Xingyu Automotive
Lighting Systems 156,593

International Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.3%) Value
China (1.2%) - continued
237,000 China Cinda Asset Management
Company, Ltd. $ 40,024
469,000 China CITIC Bank Corporation, Ltd. 211,391
1,363,000 China Construction Bank
Corporation 972,750
9,500 China International Travel Service
Corporation, Ltd. 380,614
4,366 China Life Insurance Company,
Ltd. ADR 35,627
17,200 China Merchants Bank Company,
Ltd., Class A 133,690
83,500 China Merchants Bank Company,
Ltd., Class H 664,505
67,800 China Pacific Insurance (Group)
Company, Ltd. 201,325
5,261 China Petroleum & Chemical
Corporation ADR 258,683
64,386 China Shenhua Energy Company,
Ltd., Class A 224,907
139,500 China Shenhua Energy Company,
Ltd., Class H 324,958
9,500 China TransInfo Technology
Company, Ltd. 21,692
74,200 China Vanke Company, Ltd., Class
H 202,886
88,000 CITIC Securities Company, Ltd. 223,092
29,292 Foshan Haitian Flavouring and
Food Company, Ltd. 496,692
3,700 Fuyao Glass Industry Group
Company, Ltd., Class A 24,123
23,600 Fuyao Glass Industry Group
Company, Ltd., Class H
d
125,527
93,800 GF Securities Company, Ltd. 163,573
30,500 Great Wall Motor Company, Ltd. 112,226
302,400 Guangzhou R&F Properties
Company, Ltd. 232,690
10,800 Haier Smart Home Company, Ltd. 37,755
53,900 Haitong Securities Company, Ltd.,
Class A 100,959
194,800 Haitong Securities Company, Ltd.,
Class H 177,586
85,088 Henan Shuanghui Investment &
Development Company, Ltd. 356,764
60,486 Huadong Medicine Company, Ltd. 277,419
19,900 Iflytek Company, Ltd. 161,788
603,000 Industrial and Commercial Bank of
China, Ltd., Class H 334,257
132,394 Industrial Bank Company, Ltd. 372,511
12,300 JD.com, Inc. ADR
a
888,552
9,000 Jiangsu Yangnong Chemical
Company, Ltd. 145,504
63,000 Jiangxi Copper Company, Ltd. 112,084
2,692 Kweichow Moutai Company, Ltd. 759,840
16,000 Lenovo Group, Ltd. 20,883
16,100 Midea Group Company, Ltd. 173,118
70,340 NARI Technology Company, Ltd. 388,490
617,000 People's Insurance Company
(Group) of China, Ltd. 191,455
6,997 PetroChina Company, Ltd. ADR 327,320
324,000 PICC Property and Casualty
Company, Ltd. 314,302
21,600 Ping An Insurance (Group)
Company of China, Ltd., Class A 161,071
126,778 Ping An Insurance (Group)
Company of China, Ltd., Class H 867,083
37,877 S. F. Holding Company, Ltd. 381,928
Shares Common Stock (93.3%) Value
China (1.2%) - continued
1,100 Sangfor Technologies, Inc. $ 39,955
45,300 Shandong Linglong Tyre Company,
Ltd. 245,903
27,300 Shandong Sun Paper Industry Joint
Stock Company, Ltd. 50,219
29,000 Shanghai Fosun Pharmaceutical
(Group) Company, Ltd. 148,461
106,600 Shanghai Lujiazui Finance & Trade
Zone Development Company,
Ltd. 187,890
187,000 Shanghai Pudong Development
Bank Company, Ltd. 259,739
29,900 Shenzhen Inovance Technology
Company, Ltd. 290,596
81,900 Shenzhen Overseas Chinese Town
Company, Ltd. 94,451
13,600 Shenzhou International Group
Holdings, Ltd. 288,639
465,500 Sinotrans, Ltd. 392,132
6,200 SKSHU Paint Company, Ltd. 95,610
212,000 Tong Ren Tang Technologies
Company, Ltd. 158,313
2,000 Tsingtao Brewery Company, Ltd. 15,733
23,247 Vipshop Holdings, Ltd. ADR
a
258,972
20,600 Wanhua Chemical Group
Company, Ltd. 336,782
7,300 Wuliangye Yibin Company, Ltd. 247,071
9,165 WuXi AppTec Company, Ltd., Class
A 216,095
10,900 WuXi AppTec Company, Ltd., Class
H
d
253,750
11,100 Yunnan Baiyao Group Company,
Ltd. 167,676
6,700 Zhangzhou Pientzehuang
Pharmaceutical Company, Ltd. 391,292
108,000 Zijin Mining Group Company, Ltd. 131,162
97,700 Zoomlion Heavy Industry Science
and Technology Company, Ltd.,
Class A 124,407
104,400 Zoomlion Heavy Industry Science
and Technology Company, Ltd.,
Class H 93,031
Total 23,754,464
Colombia (<0.1%)
5,375 Bancolombia SA ADR 186,083
3,156 Interconexion Electrica SA 18,814
Total 204,897
Cyprus (<0.1%)
7,679 Ros Agro plc GDR 113,811
Total 113,811
Czech Republic (0.1%)
12,245 CEZ AS 398,812
6,889 Komercni Banka AS
a
278,964
44,830 Moneta Money Bank AS
a,d
180,845
63 Philip Morris CR 45,789
Total 904,410
Denmark (3.1%)
73 A.P. Moller - Maersk AS, Class B 197,618
752 Alk-Abello AS
a
315,519
77,184 Carlsberg AS 12,592,044
7,829 ChemoMetec AS 1,199,023

International Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.3%) Value
Denmark (3.1%) - continued
30,156 Dampskibsselskabet Norden AS $ 768,461
14,940 DFDS AS
a
794,008
61,028 DSV AS 14,607,901
12,963 Genmab AS
a
5,663,819
8,277 GN Store Nord AS 572,463
11,168 Jyske Bank AS
a
481,513
186,193 Novo Nordisk AS 17,947,064
3,853 Per Aarsleff Holding AS 157,541
38,780 Royal Unibrew AS 4,664,534
18,991 Scandinavian Tobacco Group AS
d
374,807
4,383 Topdanmark AS 226,136
78,975 Tryg AS 1,790,272
Total 62,352,723
Egypt (<0.1%)
72,908 Commercial International Bank
Egypt SAE GDR
a
194,664
234,762 EFG Hermes Holding Company
a
180,724
Total 375,388
Finland (0.6%)
19,043 Fortum Oyj 578,259
31,974 KONE Oyj 2,246,114
59,617 Neste Oil Oyj 3,363,123
20,127 Orion Oyj 796,841
24,795 Tieto Oyj 746,751
42,619 Tokmanni Group Corporation 1,039,680
47,559 UPM-Kymmene Oyj 1,683,308
26,721 Uponor Oyj 662,232
Total 11,116,308
France (6.4%)
93,867 Air Liquide SA 15,033,700
6,167 Alten SA 902,406
2,865 Amundi SA
d
240,966
44,143 BNP Paribas SA 2,824,290
26,558 Coface SA 332,652
71,641 Dassault Systemes SE 3,770,132
18,957 Derichebourg
a
218,792
5,107 Eramet SA
a
383,791
17,172 Eutelsat Communications 236,133
5,486 Gaztransport Et Technigaz SA 409,767
2,432 Hermes International 3,355,502
41,250 Ipsos SA 1,874,545
7,879 La Francaise des Jeux SAEM
d
405,115
221,110 Legrand SA 23,757,864
6,103 LNA Sante 359,125
40,195 L'Oreal SA 16,632,794
9,394 LVMH Moet Hennessy Louis Vuitton
SE 6,728,562
6,914 Mercialys SA 73,451
3,408 Mersen SA 125,564
1,884 Metropole Television SA 39,194
10,229 Nexans SA 953,789
6,407 Nexity SA 304,665
6,862 Quadient SAS 164,860
93,629 Rexel SA 1,804,049
2,999 Sartorius Stedim Biotech 1,675,850
157,386 Schneider Electric SE 26,213,180
132,771 Societe Generale SA 4,157,692
274,246 Total Energies SE 13,108,352
2,432 Trigano 455,974
244 Virbac SA 104,633
2,296 Wendel SA 317,247
Shares Common Stock (93.3%) Value
France (6.4%) - continued
1,958 Worldline SA
a,d
$ 149,250
Total 127,113,886
Germany (5.5%)
29,333 Adidas AG 9,218,055
107,052 Allianz SE 23,984,457
75,885 Alstria Office REIT AG 1,376,482
7,777 AURELIUS Equity Opportunities SE
& Company KGaA 237,917
6,162 Bechtle AG 421,449
1,887 Beiersdorf AG 203,607
2,215 CANCOM SE 130,834
351 Carl Zeiss Meditec AG 67,235
742 Cewe Stiftung & Company KGaA 99,529
5,562 CompuGroup Medical SE and
Company KGaA 458,077
15,612 Deutsche Boerse AG 2,533,298
75,584 Deutsche Pfandbriefbank AG
d
850,872
139,807 Deutsche Post AG 8,767,240
520,322 Deutsche Telekom AG 10,434,603
8,505 ElringKlinger AG
a
113,576
19,660 Freenet AG 514,400
23,622 Fresenius SE & Company KGaA 1,130,667
17,651 Gerresheimer AG 1,727,087
9,549 Hugo Boss AG 571,986
10,575 Jungheinrich AG 490,410
116,389 Klockner & Company SE
a
1,448,530
9,678 LEG Immobilien AG 1,367,050
35,328 Merck KGaA 7,646,357
31,327 METRO AG 406,446
2,863 Nemetschek SE 299,039
11,978 ProSiebenSat.1 Media AG 218,841
16,747 PUMA SE 1,861,676
8,788 Rheinmetall AG 858,394
31,167 SAP SE 4,214,674
712 Sartorius Aktiengesellschaft 453,264
8,996 Scout24 AG
d
624,812
9,764 Siemens AG 1,596,907
4,668 Stroeer SE 384,431
78,599 Symrise AG 10,302,026
379,644 TAG Immobilien AG 11,100,119
10,423 TUI AG
a
45,040
12,237 Wacker Chemie AG 2,276,272
5,164 Zalando SE
a,d
470,963
Total 108,906,622
Greece (<0.1%)
187,540 Eurobank Ergasias Services and
Holdings SA
a
174,582
11,273 Hellenic Telecommnications
Organization SA 211,607
8,048 JUMBO SA 131,042
1,310 Motor Oil (Hellas) Diilistiria
Korinthou AE
a
19,912
16,781 Mytilineos SA 272,627
838 Sarantis SA 8,620
Total 818,390
Hong Kong (0.5%)
295,000 CK Hutchison Holdings, Ltd. 1,967,983
40,000 CLP Holdings, Ltd. 385,137
401,440 CSPC Pharmaceutical Group, Ltd. 479,061
198,000 Far East Horizon, Ltd. 200,934
332,000 Galaxy Entertainment Group, Ltd.
a
1,703,502
176,778 Hang Lung Group, Ltd. 412,077

International Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.3%) Value
Hong Kong (0.5%) - continued
126,000 HKT Trust and HKT, Ltd. $ 172,281
1,018,000 Hong Kong and China Gas
Company, Ltd. 1,538,091
82,000 Hysan Development Company, Ltd. 267,026
60,400 Link REIT 517,226
108,000 Luk Fook Holdings International,
Ltd. 276,642
241,500 Power Assets Holdings, Ltd. 1,415,696
66,000 Shanghai Industrial Holdings, Ltd. 98,876
57,000 Sun Hung Kai Properties, Ltd. 711,722
308,000 United Laboratories International
Holdings 204,947
81,000 Weichai Power Company, Ltd. 167,647
233,000 Yuexiu Property Company, Ltd. 218,314
Total 10,737,162
Hungary (<0.1%)
7,265 OTP Bank Nyrt
a
425,098
3,955 Richter Gedeon Nyrt 108,158
Total 533,256
India (1.0%)
8,290 ACC, Ltd. 250,838
20,116 Adani Ports and Special Economic
Zone, Ltd. 199,186
24,562 Aditya Birla Capital, Ltd.
a
37,040
50,928 Amara Raja Batteries, Ltd. 512,612
116,155 Ambuja Cements, Ltd. 624,235
17,115 Bajaj Auto, Ltd. 881,806
3,298 Bajaj Finserv, Ltd. 788,394
252 Blue Dart Express, Ltd. 22,052
5,806 Britannia Industries, Ltd. 308,292
72,946 Cipla, Ltd. 964,438
10,324 Cummins India, Ltd. 137,548
2,736 Cyient, Ltd. 38,901
2,149 Divi's Laboratories, Ltd. 138,751
1,210 Dixon Technologies, Ltd. 74,680
2,374 Dr. Lal PathLabs, Ltd.
d
117,197
1,417 Endurance Technologies, Ltd.
d
30,127
4,541 Gujarat Gas, Ltd. 38,846
76,949 HCL Technologies, Ltd. 1,319,787
2,785 Heidelberg Cement India, Ltd. 9,595
3,596 Hero Motocorp, Ltd. 137,131
5,200 Housing Development Finance
Corporation 192,181
21,539 Indian Energy Exchange, Ltd.
d
186,559
100,089 Infosys, Ltd. ADR 2,226,980
731 JK Cement, Ltd. 30,563
19,912 Jubilant FoodWorks, Ltd. 1,081,236
2,359 Kotak Mahindra Bank, Ltd. 63,487
1,162 L&T Technology Services, Ltd.
d
73,203
4,563 Mahanagar Gas, Ltd. 66,216
7,101 Marico, Ltd. 52,397
35,727 Motherson Sumi Systems, Ltd. 108,154
543,255 Oil and Natural Gas Corporation,
Ltd. 1,050,272
414 Page Industries, Ltd. 176,338
5,338 Persistent Systems, Ltd. 266,699
716 PI Industries, Ltd. 30,575
5,741 Pidilite Industries, Ltd. 183,838
11,514 PNB Housing Finance, Ltd.
a,d
96,224
11,339 Polycab India, Ltd. 363,700
565,942 Power Grid Corporation of India,
Ltd. 1,443,024
18,205 Reliance Industries, Ltd. 616,145
Shares Common Stock (93.3%) Value
India (1.0%) - continued
966 Schaeffler India, Ltd. $ 97,833
1,998 Sundram Fasteners, Ltd. 24,572
2,170 Supreme Industries, Ltd. 68,103
34,835 Tata Consultancy Services, Ltd. 1,765,377
8,952 Tata Elxsi, Ltd. 670,543
9,855 Tech Mahindra, Ltd. 182,456
126,514 Wipro, Ltd. ADR 1,117,119
Total 18,865,250
Indonesia (<0.1%)
961,400 Mitra Adiperkasa Tbk PT
a
52,099
132,000 PT Kalbe Farma Tbk 13,154
16,281 Telekomunikasi Indonesia Persero
Tbk PT ADR 413,537
Total 478,790
Ireland (<0.1%)
21,183 Glanbia plc 350,371
Total 350,371
Isle of Man (0.4%)
273,111 Entain plc
a
7,800,492
Total 7,800,492
Israel (0.8%)
358,628 Bank Hapoalim, Ltd. 3,150,052
700,929 Bank Leumi Le-Israel BM 5,938,997
4,742 First International Bank of Israel,
Ltd. 173,313
130,765 Mizrahi Tefahot Bank, Ltd. 4,404,159
84,965 Plus500, Ltd. 1,591,298
14,326 Radware, Inc.
a
483,073
Total 15,740,892
Italy (2.7%)
203,518 A2A SPA 417,035
948 Acea SPA 20,249
85,146 Amplifon SPA 4,046,595
18,353 Anima Holding SPA
d
87,452
142,624 Azimut Holding SPA 3,906,961
41,402 Banca Farmafactoring SPA
d
401,300
36,436 Banca Generali SPA 1,592,446
14,022 Banca IFIS SPA 270,128
54,372 Banca Mediolanum SPA 585,481
391,634 Banco BPM SPA 1,225,321
14,395 Biesse SPA
a
448,278
3,308 El. En. SPA 54,128
1,611,529 Enel SPA 12,368,792
281,900 Eni SPA 3,759,181
5,997 ERG SPA 178,028
7,971 Esprinet SPA 104,083
21,126 Finecobank Banca Fineco SPA
a
381,574
98,557 Iren SPA 292,109
133,938 Italgas SPA 856,427
577,611 Mediobanca SPA
a
6,949,224
67,948 Piaggio & C. SPA 235,020
116,622 Poste Italiane SPA
d
1,601,436
199,301 Recordati SPA 11,551,370
7,977 Reply SPA 1,464,253
Total 52,796,871
Japan (19.8%)
12,500 ABC-MART, Inc. 702,162
171 Activia Properties, Inc. 699,261

International Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.3%) Value
Japan (19.8%) - continued
63,600 Advantest Corporation $ 5,667,366
26,400 AEON Financial Service Company,
Ltd. 334,287
2,900 Aica Kogyo Company, Ltd. 99,206
5,200 Aichi Steel Corporation 123,687
137,800 Air Water, Inc. 2,202,704
50,900 Aisin Corporation 1,844,453
235,800 Amada Holdings Company, Ltd. 2,432,295
3,800 AOKI Holdings, Inc. 24,651
3,700 Aozora Bank, Ltd. 90,478
43,400 Arcs Company, Ltd. 881,489
17,500 ASKUL Corporation 256,606
640,700 Astellas Pharmaceutical, Inc. 10,545,318
53,300 Autobacs Seven Company, Ltd. 707,966
22,800 Bandai Namco Holdings, Inc. 1,714,052
3,700 BayCurrent Consulting, Inc. 1,852,663
5,400 Central Glass Company, Ltd. 100,344
55,600 Chiyoda Company, Ltd. 423,744
137,300 Chugai Pharmaceutical Company,
Ltd. 5,024,342
255,700 Citizen Watch Company, Ltd. 1,171,550
10,400 COMSYS Holdings Corporation 274,340
5,500 Cosmo Energy Holdings Company,
Ltd. 124,517
5,000 Create Restaurants Holdings, Inc.
a
44,421
29,900 Credit Saison Company, Ltd. 392,075
78,800 Dai Nippon Printing Company, Ltd. 1,898,504
22,900 Daicel Corporation 178,304
11,000 Daido Steel Company, Ltd. 466,542
29,700 Daikin Industries, Ltd. 6,475,742
55 Daiwa Office Investment
Corporation 371,168
442 Daiwa Securities Living Investment
Corporation 442,580
2,200 Dena Company, Ltd. 40,807
13,000 Denso Corporation 848,866
43,500 Dexerials Corporation 853,324
32,900 DIC Corporation 927,981
12,200 DISCO Corporation 3,417,070
16,500 Doshisha Company, Ltd. 258,955
4,600 DOWA Holdings Company, Ltd. 180,684
6,300 DTS Corporation 144,791
8,300 Eagle Industry Company, Ltd. 91,744
9,600 Ebara Corporation 472,158
1,100 Eiken Chemical Company, Ltd. 20,646
21,500 Eisai Company, Ltd. 1,610,511
1,500 EIZO Corporation 57,300
7,600 Fast Retailing Company, Ltd. 5,605,120
18,100 Ferrotec Holdings Corporation 511,589
121,700 Financial Products Group
Company, Ltd. 775,012
10,700 Fuji Corporation 271,704
60,000 Fuji Soft, Inc. 3,141,362
5,200 Fujibo Holdings, Inc. 196,403
10,300 Furukawa Electric Company, Ltd. 225,551
8,200 Future Corporation 203,953
369 Global One Real Estate Investment
Corporation 383,426
3,800 Gunze, Ltd. 147,956
40,700 H.U. Group Holdings, Inc. 1,105,553
29,100 Hanwa Company, Ltd. 899,396
392 Heiwa Real Estate REIT, Inc. 577,722
12,000 Hikari Tsushin, Inc. 2,028,228
8,300 Hogy Medical Company, Ltd. 236,979
299,100 Honda Motor Company, Ltd. 9,195,474
27,400 Hoya Corporation 4,274,915
Shares Common Stock (93.3%) Value
Japan (19.8%) - continued
406 Hulic REIT, Inc. $ 638,211
1,300 IDEC Corporation 25,618
11,200 IDOM, Inc. 100,924
117,400 Inaba Denki Sangyo Company, Ltd. 2,857,839
11,000 Inabata & Company, Ltd. 170,228
52,700 ITOCHU Techno-Solutions
Corporation 1,711,412
14,400 Izumi Company, Ltd. 479,090
4,700 JAC Recruitment Company, Ltd. 92,111
25,200 JAFCO Company, Ltd. 1,608,529
11,700 Japan Aviation Electronics Industry,
Ltd. 170,112
115 Japan Logistics Fund, Inc. 342,019
204,600 Japan Post Bank Company, Ltd. 1,754,954
3 Japan Prime Realty Investment
Corporation 10,868
33,100 JGC Corporation 307,895
800 Kaga Electronics Company, Ltd. 21,565
128,500 Kamigumi Company, Ltd. 2,693,049
8,200 Kaneka Corporation 342,499
48,700 Kanematsu Corporation 602,311
3,400 Kanematsu Electronics, Ltd. 118,392
177,829 Kao Corporation 10,583,245
279,500 KDDI Corporation 9,202,011
73 501,775
509 Kenedix Retail REIT Corporation 1,319,941
27,700 Keyence Corporation 16,533,330
141,600 Kinden Corporation 2,387,593
21,200 Kobe Bussan Company, Ltd. 692,686
130,200 Kobe Steel, Ltd. 788,789
30,600 Kokuyo Company, Ltd. 518,656
9,100 Komatsu, Ltd. 217,931
17,700 KOMEDA Holdings Company, Ltd. 351,118
117,400 Kyoei Steel, Ltd. 1,450,031
8,900 Kyokuto Kaihatsu Kogyo Company,
Ltd. 130,007
3,300 Kyowa Exeo Corporation 80,894
53,200 Kyushu Railway Company 1,280,003
19,800 Lasertec Corporation 4,507,619
13,200 Lintec Corporation 301,486
32,100 M3, Inc. 2,287,713
2,200 Mabuchi Motor Company, Ltd. 76,297
36,400 Macnica Fuji Electronics Holdings,
Inc. 847,112
15,800 Makino Milling Machine Company,
Ltd. 607,446
739,100 Marubeni Corporation 6,114,740
42,300 Marui Group Company, Ltd. 816,539
700 Matsuda Sangyo Company, Ltd. 18,163
27,000 Maxell Holdings, Ltd. 322,709
6,100 McDonald's Holdings Company
(Japan), Ltd. 287,788
308,100 Mebuki Financial Group, Inc. 675,014
4,600 Milbon Company, Ltd. 281,860
21,500 Ministop Company, Ltd. 277,280
305,100 Mitsubishi Corporation 9,580,883
435,200 Mitsubishi Electric Corporation 6,048,233
728,300 Mitsubishi HC Capital, Inc. 3,808,201
18,000 Mitsubishi Logistics Corporation 534,161
9,400 Mitsubishi Research Institute, Inc. 368,494
50,600 Mitsuboshi Belting, Ltd. 939,486
421,400 Mitsui & Company, Ltd. 9,214,750
35,200 Mitsui O.S.K. Lines, Ltd. 2,362,182
4,200 Mizuno Corporation 99,906
599 Mori Hills REIT Investment
Corporation 811,663

International Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.3%) Value
Japan (19.8%) - continued
4,000 Murata Manufacturing Company,
Ltd. $ 353,810
11,600 Nachi-Fujikoshi Corporation 473,840
1,500 Nagase & Company, Ltd. 25,237
5,000 Nakanishi, Inc. 113,857
187,200 NEC Networks & System Integration
Corporation 3,530,518
35,800 NGK Spark Plug Company, Ltd. 557,004
162,800 NHK Spring Company, Ltd. 1,158,610
60,800 Nidec Corporation 6,702,592
4,000 Nihon Unisys, Ltd. 103,591
31,000 Nikkon Holdings Company, Ltd. 637,900
22,400 Nikon Corporation 248,715
4,200 Nintendo Company, Ltd. 2,007,108
146 Nippon Building Fund, Inc. 948,530
8,100 Nippon Electric Glass Company,
Ltd. 191,595
46,730 Nippon Light Metal Holdings
Company, Ltd. 813,606
325 Nippon REIT Investment
Corporation 1,263,876
9,400 Nippon Shokubai Company, Ltd. 483,446
4,200 Nippon Steel Trading Corporation 189,850
352,000 Nippon Telegraph and Telephone
Corporation 9,753,627
64,300 Nissan Chemical Industries, Ltd. 3,760,667
254,005 Nissan Motor Company, Ltd.
a
1,269,382
21,800 Nisshin Oillio Group, Ltd. 594,190
24,600 Nitori Holdings Company, Ltd. 4,847,969
63,300 Nitto Kogyo Corporation 990,889
44,000 NOK Corporation 515,427
800 NS Solutions Corporation 27,143
22,500 NS United Kaiun Kaisha, Ltd. 822,291
14,800 NTN Corporation
a
33,137
198,800 Obayashi Corporation 1,638,663
50,300 Okamura Corporation 731,959
20,200 Okuma Corporation 973,144
71,900 Oracle Corporation Japan 6,316,139
350,700 ORIX Corporation 6,562,133
13,600 Paramount Bed Holdings
Company, Ltd. 271,175
18,200 Pasona Group, Inc. 514,781
37,300 PLENUS Company, Ltd. 728,495
57 Premier Investment Corporation 78,334
1,500 Raito Kogyo Company, Ltd. 26,443
31,200 Rakuten Group, Inc. 303,912
39,284 Recruit Holdings Company, Ltd. 2,401,268
2,100 Relo Group, Inc. 43,342
289,700 Renesas Electronics Corporation
a
3,565,443
152,000 Resona Holdings, Inc. 608,002
4,700 Rinnai Corporation 516,019
16,900 ROHTO Pharmaceutical Company,
Ltd. 518,321
47,000 Round One Corporation 656,186
30,300 Ryoyo Electro Corporation
c
635,165
900 S Foods, Inc. 24,741
77,600 Sangetsu Company, Ltd. 1,052,903
6,700 Sankyu, Inc. 308,141
6,400 Sanyo Special Steel Company, Ltd. 102,802
16,500 Sato Holdings Corporation 400,888
45,900 Sawai Group Holdings Company,
Ltd. 2,135,483
20,300 SCREEN Holdings Company, Ltd. 1,738,868
64,400 Secom Company, Ltd. 4,657,925
3,400 Seiko Holdings Corporation 68,512
89,000 Seino Holdings Company, Ltd. 1,078,201
Shares Common Stock (93.3%) Value
Japan (19.8%) - continued
230,800 Sekisui House, Ltd. $ 4,833,173
38,100 Senko Group Holdings Company,
Ltd. 348,689
23,100 Seven & I Holdings Company, Ltd. 1,051,615
52,500 Shikoku Electric Power Company 363,868
2,100 SHIMAMURA Company, Ltd. 196,288
60,100 Shin-Etsu Chemical Company, Ltd. 10,143,013
13,500 Shin-Etsu Polymer Company, Ltd. 126,128
101,300 Shionogi & Company, Ltd. 6,931,895
22,200 SHO-BOND Holdings Company,
Ltd. 983,683
11,200 Showa Denko KK 272,531
273,500 SKY Perfect JSAT Holdings, Inc. 1,048,098
2,800 Skylark Company, Ltd.
a
41,114
21,600 Sodick Company, Ltd. 175,815
389,600 SoftBank Corporation 5,284,845
24,600 SoftBank Group Corporation 1,421,518
116,780 Sojitz Corporation 1,907,295
46,800 Sony Group Corporation 5,195,678
842 Star Asia Investment Corporation
REIT 432,710
15,500 Star Micronics Company, Ltd. 214,715
45,700 Sumco Corporation 911,741
373,200 Sumitomo Corporation 5,257,243
198,700 Sumitomo Electric Industries, Ltd. 2,642,248
81,400 Sumitomo Forestry Company, Ltd. 1,546,069
33,200 Sumitomo Heavy Industries, Ltd. 865,257
228,400 Sumitomo Mitsui Financial Group,
Inc. 8,034,968
24,200 Sumitomo Mitsui Trust Holdings,
Inc. 833,449
3,600 Sumitomo Seika Chemicals
Company, Ltd. 116,922
14,100 Sumitomo Warehouse Company,
Ltd. 230,268
10,200 Taikisha, Ltd. 306,586
53,200 Taisei Corporation 1,704,623
50,200 Taiyo Holdings Company, Ltd. 1,274,372
7,200 Takara Bio, Inc. 202,872
23,700 Takara Holdings, Inc. 341,604
107 Takara Leben Real Estate
Investment Corporation 104,606
12,100 Takara Standard Company, Ltd. 175,703
72,900 Takashimaya Company, Ltd. 811,570
71,800 Takeda Pharmaceutical Company,
Ltd. 2,368,163
40,600 Terumo Corporation 1,917,066
123,100 Toagosei Company, Ltd. 1,428,503
11,100 TOCALO Company, Ltd. 134,583
13,200 Tokai Rika Company, Ltd. 188,862
51,600 Tokio Marine Holdings, Inc. 2,766,018
19,500 Tokyo Electron, Ltd. 8,614,686
43,700 Tokyo Seimitsu Company, Ltd. 1,793,529
22,700 Tokyo Tatemono Company, Ltd. 359,504
29,100 Tokyotokeiba Company, Ltd. 1,140,182
28,000 Tokyu Fudosan Holdings
Corporation 172,326
54,900 Toppan Forms Company, Ltd. 502,613
7,100 Toshiba Machine Company, Ltd. 174,377
23,900 Toyo Seikan Group Holdings, Ltd. 279,525
21,100 Toyo Tanso Company, Ltd. 557,554
29,600 Toyoda Gosei Company, Ltd. 592,035
435,000 Toyota Motor Corporation 7,750,563
18,400 Transcosmos, Inc. 600,844
47,200 TS Tech Company, Ltd. 606,477
62,500 Tsubakimoto Chain Company 1,931,006

International Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.3%) Value
Japan (19.8%) - continued
29,300 Tsugami Corporation $ 441,790
169,300 TV Asahi Holdings Corporation 2,644,156
1,700 UACJ Corporation
a
44,518
25,400 ULVAC, Inc. 1,446,344
105,100 Ushio, Inc. 1,969,607
3,200 Wacoal Holdings Corporation 67,821
54,700 WealthNavi, Inc.
a
1,676,049
10,600 Yellow Hat, Ltd. 184,904
28,700 Yuasa Trading Company, Ltd. 776,128
928,200 Z Holdings Corporation 5,940,537
2,600 ZEON Corporation 36,601
31,400 ZIGExN Company, Ltd. 115,014
Total 394,177,810
Jersey (0.2%)
109,693 Breedon Group plc 145,879
29,572 Experian plc 1,238,775
855,263 Man Group plc 2,354,316
Total 3,738,970
Kuwait (<0.1%)
5,432 HumanSoft Holding Company
KSCP 59,542
194,415 Kuwait Finance House K.S.C.P. 529,959
12,334 Mobile Telecommunications
Company KSCP 24,455
79,394 National Industries Group Holding
a
63,147
Total 677,103
Luxembourg (0.9%)
10,093 Allegro.eu SA
a,d
146,805
747,750 B&M European Value Retail SA 5,932,212
5,419 Befesa SA
d
412,134
33,311 Eurofins Scientific SE 4,276,834
19,961 Solutions 30 SE
a
196,535
278,887 Tenaris SA ADR 5,887,305
Total 16,851,825
Malaysia (0.1%)
6,600 AEON Credit Service (M) Berhad 19,485
82,727 Berjaya Sports Toto Berhad 40,509
18,700 Bursa Malaysia Berhad 33,000
113,200 Hong Leong Bank Berhad 511,043
124,100 Mah Sing Group Berhad 20,898
2,600 Press Metal Aluminium Holdings
Berhad 3,565
348,300 Public Bank Berhad 338,608
74,900 TIME dotCom Berhad 81,403
Total 1,048,511
Mexico (0.1%)
19,182 America Movil SAB de CV ADR 338,946
24,500 Arca Continental SAB de CV 149,173
81,300 Banco del Bajio SA
d
154,120
643 Coca-Cola FEMSA SAB de CV ADR 36,182
4,755 Fomento Economico Mexicano SAB
de CV ADR 412,354
34,500 Gentera, SAB de CV
a
20,007
63,233 Grupo Financiero Banorte SAB de
CV ADR 405,256
80,000 Grupo Mexico, SAB de CV 318,116
43,000 Megacable Holdings SAB de CV 131,011
4,500 Regional SA 25,751
Shares Common Stock (93.3%) Value
Mexico (0.1%) - continued
74,100 Wal-Mart de Mexico, SAB de CV $ 251,110
Total 2,242,026
Netherlands (5.0%)
114,758 Aalberts NV 6,623,916
253,886 ABN AMRO Group NV
a,d
3,662,896
58,678 Airbus Group NV
a
7,779,263
2,279 Akzo Nobel NV 249,013
45,674 ASML Holding NV 34,121,027
5,434 BE Semiconductor Industries NV 432,303
9,541 Brunel International NV 112,014
130,815 Euronext NV
d
14,804,385
7,963 Ferrari NV 1,661,872
34,420 Flow Traders
d
1,328,477
80,507 ForFarmers BV 403,328
69,940 Koninklijke DSM NV 13,986,277
7,136 OCI NV
a
210,822
370,437 PostNL NV 1,787,370
51,517 Qiagen NV
a
2,672,821
14,168 RHI Magnesita NV 625,769
45,382 Signify NV
d
2,271,663
12,189 Technip Energies NV
a
192,019
3,052 TKH Group NV 170,893
111,934 Unilever NV 6,047,911
5,118 Van Lanschot Kempen NV 157,992
1,505 Yandex NV
a
119,713
Total 99,421,744
New Zealand (0.1%)
191,994 Contact Energy, Ltd. 1,114,223
171,618 Fletcher Building, Ltd. 850,216
8,676 Spark New Zealand, Ltd. 28,543
7,875 Xero, Ltd.
a
772,763
Total 2,765,745
Norway (1.3%)
893 Atea ASA 15,446
653,582 DNB Bank ASA 14,858,985
7,630 Entra ASA
d
163,654
262,090 Equinor ASA 6,665,162
132,955 Europris ASA
d
880,391
4,429 Kongsberg Gruppen ASA 123,521
27,669 Nordic Semiconductor ASA
a
823,090
4,976 Scatec ASA
d
92,494
5,463 Selvaag Bolig ASA 34,059
22,988 SpareBank 1 SMN 341,332
24,819 Veidekke ASA 303,397
55,414 Wallenius Wilhelmsen ASA
a
207,539
37,795 Yara International ASA 1,872,223
Total 26,381,293
Philippines (<0.1%)
1,995 Globe Telecom, Inc. 116,704
9,000 Security Bank Corporation 18,637
Total 135,341
Poland (0.1%)
23,203 Asseco Poland SA 511,052
282 Bank Handlowy w Warszawie SA 3,199
70,295 Bank Millennium SA
a
119,125
10,305 Bank Pekao SA 266,385
2,329 CCC Spolka Akcyjna
a
70,839
3,351 Jastrzebska Spolka Weglowa SA
a
46,737
1,826 mBank SA
a
188,790

International Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.3%) Value
Poland (0.1%) - continued
33,289 Powszechna Kasa Oszczednosci
Bank Polski SA
a
$ 352,448
20,704 Powszechny Zaklad Ubezpieczen
Spolka Akcyjna 189,401
Total 1,747,976
Portugal (0.2%)
48,529 CTT-Correios de Portugal SA 261,524
218,306 Galp Energia SGPS SA 2,479,509
438,783 Sonae SGPS SA 462,519
Total 3,203,552
Russian Federation (0.3%)
14,500 Alrosa PJSC 26,424
11,170,000 Federal Grid Company Unified
Energy System PJSC 28,316
121,530 Gazprom PJSC ADR 1,201,146
8,446 Lukoil ADR 802,154
4,726 Mechel PJSC ADR
a
19,188
15,017 MMC Norilsk Nickel PJSC ADR 446,078
759 Novatek PJSC GDR 198,725
4,759 Novolipetsk Steel OJSC GDR 140,316
161 PAO Transneft 353,205
2,987 Rosneft Oil Company PJSC GDR 25,017
334,390 Sberbank of Russia PJSC 1,562,182
13,796 Severstal PJSC 287,001
15,060 Sovcomflot OAO 17,437
553,400 Surgutneftegas PJSC 306,383
46,071 Surgutneftegas PJSC ADR 230,777
Total 5,644,349
Saudi Arabia (0.2%)
5,676 Al Jouf Agricultural Development
Company 115,618
32,396 Al Rajhi Bank 1,055,483
10,514 Arabian Cement Company 115,633
24,793 Arriyadh Development Company 181,781
61,795 Bank AlJazira 302,267
1,754 Dr. Sulaiman Al Habib Medical
Services Group Company 81,263
8,821 Eastern Province Cement Company 117,474
17,040 National Commercial Bank 278,949
61,487 Riyad Bank 442,624
25,958 Saudi Basic Industries Corporation 877,199
10,110 Saudi British Bank 89,356
4,356 Saudi Industrial Services Company 49,765
15,901 Saudi Real Estate Company
a
99,628
2,354 Saudi Research and Marketing
Group
a
101,475
15,406 Saudi Telecom Company 521,652
Total 4,430,167
Singapore (1.0%)
1,064,300 Ascendas REIT 2,345,901
2,286 China Yuchai International, Ltd. 31,067
663,700 DBS Group Holdings, Ltd. 14,706,677
181,000 Fortune Real Estate Investment
Trust 179,962
267,200 Keppel DC REIT 487,723
261,800 Singapore Press Holdings, Ltd. 375,336
143,600 Wing Tai Holdings, Ltd. 191,424
629,300 Yanlord Land Group, Ltd. 511,294
Total 18,829,384
Shares Common Stock (93.3%) Value
South Africa (0.2%)
42,278 AECI, Ltd. $ 300,150
1,777 Anglo American Platinum, Ltd. 153,926
6,490 Aspen Pharmacare Holdings, Ltd. 116,765
25,466 Barloworld, Ltd. 207,972
44,724 DataTec, Ltd. 114,047
1,856 Exxaro Resources, Ltd. 19,847
49,741 FirstRand, Ltd. 213,085
5,279 Impala Platinum Holdings, Ltd. 59,494
31,470 Investec, Ltd. 136,778
4,416 Kumba Iron Ore, Ltd. 145,087
20,571 Massmart Holdings, Ltd.
a
84,928
109,278 Momentum Metropolitan Holdings 151,594
21,067 Motus Holdings, Ltd. 142,375
14,509 Mr Price Group, Ltd. 193,874
44,504 MTN Group, Ltd.
a
418,011
2,248 Naspers, Ltd. 371,549
42,528 Ninety One, Ltd. 142,365
47,167 Old Mutual, Ltd. 51,901
27,651 Resilient REIT, Ltd. 104,278
65,164 Sanlam, Ltd. 276,602
14,181 Sasol, Ltd.
a
268,789
17,868 Shoprite Holdings, Ltd. 212,096
14,155 Sibanye Stillwater, Ltd. 42,991
6,654 Standard Bank Group 63,010
7,064 Telkom SA SOC, Ltd.
a
20,701
Total 4,012,215
South Korea (0.8%)
6,614 Amicogen, Inc.
a
194,780
10,957 Cheil Worldwide, Inc. 209,276
5,875 Chong Kun Dang Pharmaceutical
Corporation 591,837
409 Chongkundang Holdings
Corporation 29,246
2,079 CJ ENM Company, Ltd. 263,443
4,094 Daewoong Company, Ltd. 114,091
874 Dentium Company, Ltd. 55,933
5,593 DIO Corporation
a
196,678
8,521 DongKook Pharmaceutical
Company, Ltd. 165,088
7,057 Green Cross Holdings Corporation 186,476
162 Hugel, Inc.
a
23,429
1,888 Huons Global Company, Ltd. 96,706
758 Hyundai Glovis Company, Ltd. 104,982
1,571 Hyundai Green Food Company,
Ltd. 12,276
258 Hyundai Home Shopping Network
Corporation 15,419
550 Hyundai Motor Company 91,556
15,074 Hyundai Steel Company 591,928
40,493 Industrial Bank of Korea 356,776
21,466 JB Financial Group Corporation,
Ltd. 161,036
3,521 JYP Entertainment Corporation 125,192
3,673 Kangwon Land, Inc.
a
88,251
12,646 Kia Corporation 854,067
10,172 Korea Electric Power Corporation 201,353
445 Korea Electric Terminal Company,
Ltd. 28,054
201 Korea Zinc Company, Ltd. 84,798
518 Kumho Petrochemical Company,
Ltd. 81,367
365 LG Chem, Ltd. 236,728
944 Lotte Shopping Company, Ltd. 80,746
5,168 LS Electric Company, Ltd. 287,339

International Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.3%) Value
South Korea (0.8%) - continued
6,529 LX International Corporation $ 189,010
4,359 LX Semicon Company, Ltd. 367,038
6,062 Meritz Fire & Marine Insurance
Company, Ltd. 155,120
64,246 Meritz Securities Company, Ltd. 266,255
94 NAVER Corporation 30,500
1,237 Osstem Implant Company, Ltd. 138,425
3,346 PharmaResearch Company, Ltd. 237,090
4,897 PI Advanced Materials Company,
Ltd. 227,740
4,064 POSCO 1,119,058
614 Samsung Biologics Company,
Ltd.
a,d
450,549
73,337 Samsung Electronics Company,
Ltd. 4,546,498
13,185 Samsung Securities Corporation,
Ltd. 526,689
706 Sebang Global Battery Company,
Ltd. 50,217
5,146 Shinhan Financial Group Company,
Ltd. 173,830
1,464 SK Hynix, Inc. 125,328
1,891 SK, Inc. 422,520
3,666 S-Oil Corporation 336,706
77 Taekwang Industrial Corporation,
Ltd. 71,929
Total 14,963,353
Spain (0.9%)
153,047 Acerinox SA 1,961,610
56,432 Applus Services SA 537,977
409,676 Banco Bilbao Vizcaya Argentaria
SA 2,704,102
2,599,349 Banco de Sabadell SA
a
2,172,987
849,302 Banco Santander SA 3,076,472
359,768 Bankinter SA 2,105,046
109,150 CIA De Distribucion Integral 2,302,353
5,892 CIE Automotive SA 148,648
608 Fluidra SA 24,103
16,771 Indra Sistemas SA
a
179,645
3,031 Laboratorios Farmaceuticos ROVI,
SA 198,368
8,997 Let's GOWEX SA
a,b,e
1
149,961 Linea Directa Aseguradora SA 295,755
468,145 Mediaset Espana Comunicacion
SA
a
2,661,480
8,650 Merlin Properties Socimi SA 88,895
Total 18,457,442
Sweden (3.9%)
6,864 AB Industrivarden, Class A 219,282
282,785 AB Industrivarden, Class C 8,736,846
9,948 Addtech AB 177,269
3,621 Alfa Laval AB 135,058
159,307 Arjo AB 1,961,899
292,914 Assa Abloy AB 8,496,442
205,359 Atlas Copco AB, Class A 12,400,737
52,623 Atlas Copco AB, Class B 2,674,649
19,545 Axfood AB 467,286
106,632 Betsson AB 886,732
9,396 Bilia AB 169,567
44,316 Biotage AB 1,211,876
40,707 Boliden AB 1,303,456
28,550 Bonava AB 259,593
14,476 Castellum AB
c
353,392
Shares Common Stock (93.3%) Value
Sweden (3.9%) - continued
37,101 Dios Fastigheter AB $ 361,924
6,065 Evolution Gaming Group AB
d
918,480
52,249 Getinge AB 2,083,061
305,029 Granges AB 3,675,930
533,800 Hexpol AB 6,070,390
2,660 Holmen AB 116,824
209,669 Husqvarna AB 2,504,716
45,850 Indutrade AB 1,275,009
54,530 Inwido AB 911,906
10,818 L E Lundbergforetagen AB 593,672
3,491 Lifco AB 93,766
45,736 Lindab International AB 1,165,029
24,987 Lundin Energy AB 927,547
23,707 Mekonomen Aktiebolag
a
422,449
23,924 New Wave Group AB
a
356,466
50,321 Nobia AB 331,624
186,139 Nobina AB
d
1,668,726
15,661 Ratos AB 91,675
107,486 Resurs Holding AB
d
497,814
108,637 Skandinaviska Enskilda Banken AB 1,531,058
39,009 Skanska AB 978,642
8,168 SSAB AB, Class A
a
40,070
418,829 SSAB AB, Class B
a
1,785,271
157,525 Svenska Handelsbanken AB 1,764,186
51,505 Swedbank AB 1,038,583
74,001 Thule Group AB
d
3,710,157
108,304 Trelleborg AB 2,299,212
47,114 Wihlborgs Fastigheter AB 936,474
Total 77,604,745
Switzerland (8.9%)
3,419 ALSO Holding AG 986,161
12,696 Ascom Holding AG
a
200,175
3,742 Bachem Holding AG 2,859,640
57,375 Baloise Holding AG 8,703,199
3,902 Banque Cantonale Vaudoise 296,680
43 Barry Callebaut AG 97,527
2,790 Bucher Industries AG 1,324,720
5 Chocoladefabriken Lindt and
Spruengli AG 589,624
101,649 Coca-Cola HBC AG 3,275,556
987 Comet Holding AG 341,311
693 DKSH Holding AG 54,206
203 EMS-CHEMIE Holding AG 191,799
12,906 Ferguson plc 1,791,636
282,641 Ferrexpo plc 1,246,078
3,139 Galenica AG
d
221,444
8,592 Geberit AG 6,308,267
167 Gurit Holding AG 312,873
38,090 Holcim, Ltd. 1,835,367
7,602 Huber & Suhner AG 589,758
562 Lindt & Spruengli AG 6,283,642
8,411 Lonza Group AG 6,309,174
236,764 Nestle SA 28,527,710
366,011 Novartis AG 30,012,614
12,606 OC Oerlikon Corporation AG 137,362
5,004 Partners Group Holding AG 7,809,440
91,777 PSP Swiss Property AG 11,057,588
8,098 Roche Holding AG 2,955,527
1,854 Siegfried Holding AG 1,651,836
42,813 Sika AG 13,536,324
35,456 Sonova Holding AG 13,399,115
17,938 Swiss Life Holding AG 9,038,378
388 Swissquote Group Holding SA 71,477
24,482 Tecan Group AG 13,866,208

International Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.3%) Value
Switzerland (8.9%) - continued
659 U-Blox AG
a
$ 43,735
1,754 Vifor Pharma AG 227,348
1,985 Vontobel Holding AG 167,005
6,874 Zehnder Group AG 727,305
Total 177,047,809
Taiwan (1.1%)
620,000 Asia Cement Corporation 1,008,889
506,000 Capital Securities Corporation 273,900
512,000 China Steel Corporation 662,541
44,000 Chipbond Technology Corporation 105,627
149,000 Delta Electronics, Inc. 1,335,066
21,000 Far Eastern New Century
Corporation 22,362
90,000 Feng Hsin Iron & Steel Company,
Ltd. 252,257
57,000 Formosa Plastics Corporation 230,449
367,000 Fubon Financial Holding Company,
Ltd. 1,002,950
37,300 Fubon Financial Holding Company,
Ltd., Bonus Rights
a,b
96,838
8,649 Fubon Financial Holding Company,
Ltd., Preferred Rights
a,b
0
14,219 Fubon Financial Holding Company,
Ltd., Rights
a,b
8,367
31,000 Holtek Semiconductor, Inc. 124,683
18,000 Huaku Development Company, Ltd. 57,584
290,566 IBF Financial Holdings Company,
Ltd. 167,632
15,000 International Games System
Company, Ltd. 349,485
392,000 King Yuan Electronics Company,
Ltd. 570,063
70,354 Makalot Industrial Company, Ltd. 619,557
2,000 MediaTek, Inc. 64,375
3,000 Momo.com, Inc. 173,870
25,000 Nan Ya Plastics Corporation 81,722
55,000 Novatek Microelectronics
Corporation 799,086
15,000 Phison Electronics Corporation 200,640
42,000 Realtek Semiconductor Corporation 739,952
224,645 Sigurd Microelectronics
Corporation 473,533
39,000 Sinbon Electronics Company, Ltd. 327,949
44,000 Systex Corporation 137,726
31,075 Taichung Commercial Bank
Company, Ltd. 12,913
19,000 Taiwan Cogeneration Corporation 26,361
22,000 Taiwan Paiho, Ltd. 63,747
503,515 Taiwan Semiconductor
Manufacturing Company, Ltd. 10,413,741
123,000 Topco Scientific Company, Ltd. 603,406
348,000 Tung Ho Steel Enterprise
Corporation 508,763
44,000 Vanguard International
Semiconductor Corporation 236,172
14,000 Wan Hai Lines, Ltd. 101,196
1,400 Wan Hai Lines, Ltd., Bonus
Shares
a,b
9,614
Total 21,863,016
Thailand (0.1%)
5,800 AEON Thana Sinsap (Thailand)
Public Company, Ltd. NVDR 30,996
Shares Common Stock (93.3%) Value
Thailand (0.1%) - continued
631,800 AP (Thailand) Public Company, Ltd.
NVDR $ 151,759
84,100 Com7 Public Company, Ltd. NVDR 165,903
24,100 Kasikornbank pcl NVDR 93,893
1,321,000 Land and Houses Public Company,
Ltd. NVDR 308,736
10,100 PTT Exploration and Production
Public Company, Ltd. NVDR 34,794
48,200 Siam Commercial Bank Public
Company, Ltd. NVDR 172,568
48,200 Srisawad Corporation Public
Company, Ltd. NVDR 89,083
196,000 Thai Vegetable Oil Public
Company, Ltd. NVDR 180,339
255,900 TISCO Financial Group Public
Company, Ltd. 690,423
Total 1,918,494
Turkey (<0.1%)
17,746 Aksa Akrilik Kimya Sanayii AS 40,501
1,411 Ford Otomotiv Sanayi AS 26,513
34,105 Is Yatirim Menkul Degerler AS 50,716
14,786 Koza Altin Isletmeleri AS
a
158,338
4,561 Nuh Cimento Sanayi AS 17,335
779 Otokar Otomotiv ve Savunma
Sanayi AS 28,189
36,400 TAV Havalimanlari Holding AS
a
106,490
15,303 Turkiye Garanti Bankasi AS 15,864
57,513 Vestel Elektronik Sanayi ve Ticaret
AS 170,088
Total 614,034
United Kingdom (8.5%)
54,355 888 Holdings Public Company, Ltd. 314,923
75,461 AstraZeneca plc 9,094,390
1,492,428 Auto Trader Group plc
d
11,769,594
106,742 Avacta Group plc
a
168,274
4,984 Bank of Georgia Group plc
a
104,358
1,029,243 Barclays plc 2,615,286
198,128 Barratt Developments plc 1,751,410
64,663 Bellway plc 2,852,071
1,786,037 BP plc 8,135,140
6,917 Brewin Dolphin Holdings plc 35,695
74,676 Cairn Energy plc 188,428
64,505 Central Asia Metals plc 192,515
8,489 Chemring Group plc 36,488
36,342 CMC Markets plc
d
139,067
8,704 Coca-Cola European Partners plc 481,244
29,483 Computacenter plc 1,072,458
78,718 Crest Nicholson Holdings plc 406,228
36,919 Croda International plc 4,230,075
131,069 Currys plc 235,764
5,610 CVS Group plc
a
182,201
64,632 Dechra Pharmaceuticals plc 4,223,631
290,937 Diageo plc 14,085,719
16,676 Diploma plc 634,109
4,800 Dunelm Group plc 91,968
1,445 Euromoney Institutional Investor plc 19,679
14,375 Genus plc 1,050,906
3,232 Go-Ahead Group plc
a
35,143
22,959 Greggs plc 905,259
153,635 Halfords Group plc 629,304
549,293 Halma plc 20,951,978
6,395 Hill & Smith Holdings plc 156,478
211,592 Howden Joinery Group plc 2,547,304

International Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.3%) Value
United Kingdom (8.5%) - continued
130,993 IG Group Holdings plc $ 1,415,540
15,578 Imperial Brands plc 325,839
177,343 Inchcape plc 1,937,901
46,654 InterContinental Hotels Group plc
a
2,978,930
84,595 Intermediate Capital Group plc 2,316,436
1,115,234 ITV plc
a
1,594,977
40,986 JD Sports Fashion plc 575,996
147,787 John Wood Group plc
a
456,562
141,166 Just Group plc
a
172,042
21,697 Kainos Group plc 548,732
126,831 LondonMetric Property plc 407,727
36,453 Mondi plc 893,317
448,874 Moneysupermarket.com Group plc 1,288,251
4,320 Morgan Advanced Materials plc 20,984
16,748 Morgan Sindall Group plc 538,205
3,217 Next plc 353,873
287,832 PageGroup plc 2,408,393
171,791 Paragon Banking Group plc 1,262,676
42,393 Pennon Group plc 646,191
14,742 Playtech plc
a
93,199
157,496 Reach plc 741,674
123,265 Redde Northgate plc 667,671
18,776 Redrow plc 168,615
421,839 RELX plc 12,143,166
6,775 Renishaw plc 430,113
55,285 Rightmove plc 507,916
53,360 Rio Tinto plc 3,497,862
459,655 Royal Dutch Shell plc, Class A 10,222,349
741,403 Royal Dutch Shell plc, Class B 16,426,986
143,708 Royal Mail plc 812,714
7,731 S4 Capital plc
a
88,022
48,466 Safestore Holdings plc 685,030
5,343 Savills plc 97,261
13,739 Spectris plc 713,049
27,724 Spirax-Sarco Engineering plc 5,578,231
141,288 Spirent Communications plc 532,279
152,420 Stagecoach Group plc
a
173,333
137,383 Standard Chartered plc 803,111
11,412 SThree plc 89,184
156,438 Tate & Lyle plc 1,458,208
11,809 Travis Perkins plc 242,800
1,160,064 Tritax Big Box REIT plc 3,316,942
1,874 UNITE Group plc 27,472
25,887 Vesuvius plc 168,849
20,343 Vistry Group plc 334,952
Total 169,500,647
United States (<0.1%)
13,174 Yum China Holding, Inc. 765,541
Total 765,541
Total Common Stock
(cost $1,612,774,108) 1,854,193,150
Shares
Collateral Held for Securities
Loaned ( 0.4% )
7,631,517 Thrivent Cash Management Trust 7,631,517
Total Collateral Held for
Securities Loaned
(cost $7,631,517) 7,631,517
Shares Preferred Stock ( 0.2% )
Brazil (<0.1%)
73,000 Companhia de Saneamento do
Parana 51,743
Shares Preferred Stock (0.2%) Value
Brazil (<0.1%) - continued
8,700 Companhia de Saneamento do
Parana, Units $ 30,833
Total 82,576
Germany (0.2%)
1,745 Sixt SE 154,931
18,075 Volkswagen AG 4,028,950
Total 4,183,881
South Korea (<0.1%)
410 LG Chem, Ltd. 128,866
6,415 Samsung Electronics Company,
Ltd. 374,243
Total 503,109
Total Preferred Stock
(cost $5,046,941) 4,769,566
Principal
Amount Long-Term Fixed Income ( <0.1% )
Venezuela (0.1%)
Petroleos de Venezuela SA
$ 11,370,000 6.000%,  10/28/2022
f
312,675
7,010,000 6.000%,  5/16/2024
f
403,075
1,326,000 6.000%,  11/15/2026
f
76,245
1,410,000 5.375%,  4/12/2027
f
81,075
210,000 5.500%,  4/12/2037
f
11,760
Total 884,830
Total Long-Term Fixed Income
(cost $7,583,707) 884,830
Shares or
Principal
Amount Short-Term Investments ( 5.9% )
Federal Home Loan Bank Discount
Notes
1,000,000 0.040%,  10/6/2021
g,h
999,997
1,200,000 0.040%,  11/18/2021
g,h
1,199,936
100,000 0.035%,  12/3/2021
g,h
99,993
100,000 0.025%,  12/21/2021
g,h
99,991
6,100,000 0.020%,  12/28/2021
g,h
6,099,404
600,000 0.020%,  1/5/2022
g,h
599,936
Thrivent Core Short-Term Reserve
Fund
10,897,033 0.120% 108,970,333
Total Short-Term Investments
(cost $117,943,836) 118,069,590
Total Investments (cost
$1,750,980,109) 99.9% $1,985,548,653
Other Assets and Liabilities,
Net 0.1% 1,805,784
Total Net Assets 100.0% $1,987,354,437
a Non-income producing security.
b Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
c All or a portion of the security is on loan.

International Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

d Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2021, the value of these investments was $54,295,755 or
2.7% of total net assets.
e In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
f Defaulted security.  Interest is not being accrued.
g The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Allocation
Portfolio as of September 30, 2021:
Securities Lending Transactions
Common Stock $ 7,261,226
Total lending $7,261,226
Gross amount payable upon return of
collateral for securities loaned $7,631,517
Net amounts due to counterparty $370,291
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2021, in valuing International Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 121,460,325 1,743,824 119,716,500 1
Consumer Discretionary 189,361,980 8,138,164 181,223,816 –
Consumer Staples 121,669,103 1,194,619 120,474,484 –
Energy 103,912,787 6,947,469 96,965,318 –
Financials^ 312,915,285 840,304 311,969,776 105,205
Health Care 219,052,370 – 219,052,370 –
Industrials 334,275,045 139,119 334,126,312 9,614
Information Technology 222,368,928 11,314,851 211,054,077 –
Materials 144,322,003 1,065,340 143,240,001 16,662
Real Estate 61,183,393 – 61,183,393 –
Utilities 23,671,931 189,116 23,482,815 –
Preferred Stock
Consumer Discretionary 4,028,950 – 4,028,950 –
Industrials 154,931 – 154,931 –
Information Technology 374,243 – 374,243 –
Materials 128,866 – 128,866 –
Utilities 82,576 – 82,576 –
Long-Term Fixed Income
Energy 884,830 – 884,830 –
Short-Term Investments 9,099,257 – 9,099,257 –
Subtotal Investments in Securities $1,868,946,803 $31,572,806 $1,837,242,515 $131,482
Other Investments  * Total
Affiliated Short-Term Investments 108,970,333
Collateral Held for Securities Loaned 7,631,517
Subtotal Other Investments $116,601,850
Total Investments at Value $1,985,548,653
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.

International Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 7,033,674 7,033,674 – –
Total Liability Derivatives $7,033,674 $7,033,674 $– $–
The following table presents International Allocation Portfolio's futures contracts held as of September 30, 2021. Investments and/or cash totaling
$9,310,899 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
Eurex Euro STOXX 50 Index 1 December 2021 $ 48,418 ( $ 1,835)
ICE mini MSCI EAFE Index 1,352 December 2021 160,159,875 (6,910,675)
ICE US mini MSCI Emerging Markets Index 53 December 2021 3,422,004 (121,164)
Total Futures Long Contracts $ 163,630,297 ( $ 7,033,674)
Total Futures Contracts $ 163,630,297 ($7,033,674)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
9/30/2021
Shares Held at
9/30/2021
% of Net
Assets
9/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% $114,217 $207,934 $213,181 $108,970 10,897 5.5%
Total Affiliated Short-Term Investments 114,217 108,970 5.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 6,000 251,197 249,565 7,632 7,632 0.4
Total Collateral Held for Securities Loaned 6,000 7,632 0.4
Total Value $120,217 $116,602
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 9/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% $0 $0 $ – $136
Total Income/Non Income Cash from Affiliated
Investments $136
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 158
Total Affiliated Income from Securities Loaned, Net $158
Total Value $0 $0 $ –

International Index Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.5% ) Value
Australia (6.5%)
2,052 Afterpay, Ltd.
a
$ 178,268
5,768 AGL Energy, Ltd. 23,820
2,252 Ampol, Ltd. 44,944
11,152 APA Group 69,463
5,432 Aristocrat Leisure, Ltd. 180,650
1,830 ASX, Ltd. 105,657
17,171 Aurizon Holdings, Ltd. 46,490
17,597 AusNet Services, Ltd. 31,852
26,896 Australia and New Zealand
Banking Group, Ltd. 540,141
27,844 BHP Group, Ltd. 743,655
4,762 BlueScope Steel, Ltd. 68,999
13,612 Brambles, Ltd. 104,669
621 Cochlear, Ltd. 97,163
12,608 Coles Group, Ltd. 153,150
16,769 Commonwealth Bank of Australia 1,244,435
5,136 Computershare, Ltd. 66,414
3,448 Crown Resorts, Ltd.
a
23,603
4,302 CSL, Ltd. 898,823
10,166 DEXUS Property Group 78,244
572 Domino's Pizza Enterprises, Ltd. 65,424
12,678 Endeavour Group, Ltd. 63,442
17,132 Evolution Mining, Ltd. 43,319
16,006 Fortescue Metals Group, Ltd. 170,496
15,716 Goodman Group 241,824
18,035 GPT Group 64,960
23,300 Insurance Australia Group, Ltd. 81,370
6,508 Lendlease Corporation, Ltd. 50,037
3,249 Macquarie Group, Ltd. 419,759
1,303 Magellan Financial Group, Ltd. 32,706
26,031 Medibank Private, Ltd. 66,463
37,218 Mirvac Group 78,949
31,179 National Australia Bank, Ltd. 614,883
7,725 Newcrest Mining, Ltd. 128,063
10,447 Northern Star Resources, Ltd. 63,984
3,767 Orica, Ltd. 36,794
16,647 Origin Energy, Ltd. 55,851
8,556 Qantas Airways, Ltd.
a
34,506
13,943 QBE Insurance Group, Ltd. 114,865
1,731 Ramsay Health Care, Ltd. 85,783
500 REA Group, Ltd. 56,315
2,748 Reece, Ltd. 37,061
3,509 Rio Tinto, Ltd. 249,810
17,720 Santos, Ltd. 90,762
49,059 Scentre Group 104,416
3,175 SEEK, Ltd. 69,797
4,291 Sonic Healthcare, Ltd. 124,007
44,263 South32, Ltd. 109,840
22,564 Stockland 71,554
12,127 Suncorp Group, Ltd. 107,833
12,499 Sydney Airport, Ltd.
a
73,405
20,999 Tabcorp Holdings, Ltd. 72,963
39,345 Telstra Corporation, Ltd. 110,249
25,881 Transurban Group 260,841
6,823 Treasury Wine Estates, Ltd. 60,165
36,574 Vicinity Centres 43,239
2,046 Washington H. Soul Pattinson and
Company, Ltd. 56,861
10,717 Wesfarmers, Ltd. 426,252
34,675 Westpac Banking Corporation 641,263
1,382 Wisetech Global, Ltd. 52,410
9,108 Woodside Petroleum, Ltd. 155,741
11,982 Woolworths, Ltd. 336,554
Total 10,525,256
Shares Common Stock (97.5%) Value
Austria (0.2%)
2,641 Erste Group Bank AG $ 115,964
1,392 OMV AG 83,820
1,370 Raiffeisen Bank International AG 35,831
644 Verbund AG 65,131
1,097 Voestalpine AG 40,521
Total 341,267
Belgium (0.8%)
1,655 Ageas SA NV 81,956
7,202 Anheuser-Busch InBev NV 408,477
286 Elia System Operator SA 34,177
504 Etablissements Franz Colruyt NV 25,710
1,068 Groupe Bruxelles Lambert SA 117,475
2,363 KBC Groep NV 213,152
1,408 Proximus SA 27,941
146 Sofina SA 58,012
701 Solvay SA 86,957
1,195 UCB SA 133,813
1,863 Umicore SA 110,214
Total 1,297,884
Bermuda (0.1%)
6,500 CK Infrastructure Holdings, Ltd. 36,255
11,000 Hongkong Land Holdings, Ltd. 52,543
2,000 Jardine Matheson Holdings, Ltd. 106,080
Total 194,878
Cayman Islands (0.4%)
16,300 Budweiser Brewing Company
APAC, Ltd.
b
41,403
18,600 Chow Tai Fook Jewellery Group,
Ltd. 35,373
18,800 ESR Cayman, Ltd.
a,b
56,740
500 Futu Holdings, Ltd. ADR
a
45,510
1,987 Melco Resorts & Entertainment.
Ltd. ADR
a
20,347
22,800 Sands China, Ltd.
a
46,660
651 Sea, Ltd. ADR
a
207,493
13,000 SITC International Holdings
Company, Ltd. 46,259
70,033 WH Group, Ltd.
b
49,867
16,000 Wharf Real Estate Investment
Company, Ltd. 82,206
14,400 Wynn Macau, Ltd.
a
12,118
Total 643,976
Denmark (2.6%)
30 A.P. Moller - Maersk AS, Class A 77,311
55 A.P. Moller - Maersk AS, Class B 148,890
1,583 Ambu AS 46,812
949 Carlsberg AS 154,823
997 Christian Hansen Holding AS 81,437
1,123 Coloplast AS 175,595
6,519 Danske Bank AS 109,820
1,021 Demant AS
a
51,449
1,906 DSV AS 456,228
620 Genmab AS
a
270,892
1,185 GN Store Nord AS 81,958
15,917 Novo Nordisk AS 1,534,233
1,942 Novozymes AS 133,127
1,788 Orsted AS
b
235,684
945 Pandora AS 114,723
80 Rockwool International AS 34,167
3,403 Tryg AS 77,142

International Index Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.5%) Value
Denmark (2.6%) - continued
9,545 Vestas Wind Systems AS $ 382,841
Total 4,167,132
Finland (1.3%)
1,344 Elisa Oyj 83,508
4,198 Fortum Oyj 127,476
2,582 Kesko Oyj 89,062
3,213 KONE Oyj 225,707
3,999 Neste Oil Oyj 225,592
50,962 Nokia Oyj
a
281,070
30,624 Nordea Bank Abp 394,630
1,003 Orion Oyj 39,709
4,714 Sampo Oyj 233,063
5,499 Stora Enso Oyj 91,594
5,045 UPM-Kymmene Oyj 178,563
4,474 Wartsila Corporation 53,282
Total 2,023,256
France (10.1%)
1,589 Accor SA
a
56,659
275 Aeroports de Paris SA
a
35,024
4,478 Air Liquide SA 717,195
2,988 Alstom SA 113,343
574 Amundi SA
b
48,277
580 Arkema SA 76,482
936 AtoS 49,722
18,292 AXA SA 506,929
392 bioMerieux 44,604
10,632 BNP Paribas SA 680,240
8,354 Bollore SA 48,242
2,160 Bouygues SA 89,353
2,779 Bureau Veritas SA 85,763
1,516 Capgemini SA 314,382
5,960 Carrefour SA 106,811
1,601 Cie Generale des Etablissements
Michelin 245,497
1,589 CNP Assurances 25,079
4,783 Compagnie de Saint-Gobain 321,881
492 Covivio 41,346
11,027 Credit Agricole SA 151,571
6,175 Danone SA 420,997
240 Dassault Aviation SA 26,978
6,272 Dassault Systemes SE 330,066
2,331 Edenred 125,483
806 Eiffage SA 81,460
4,395 Electricite de France 55,228
17,264 Engie SA 225,867
2,697 EssilorLuxottica SA 515,377
366 Eurazeo SE 34,295
1,109 Faurecia SE 52,176
434 Gecina SA 58,389
4,159 Groupe Eurotunnel SA 64,970
299 Hermes International 412,539
349 Ipsen SA 33,256
709 Kering SA 503,573
1,951 Klepierre SA 43,631
903 La Francaise des Jeux SAEM
b
46,430
2,528 Legrand SA 271,629
2,385 L'Oreal SA 986,919
2,624 LVMH Moet Hennessy Louis Vuitton
SE 1,879,471
18,857 Orange SA 203,935
489 Orpea SA 56,856
1,980 Pernod-Ricard SA 436,516
2,110 Publicis Groupe SA 141,744
Shares Common Stock (97.5%) Value
France (10.1%) - continued
215 Remy Cointreau SA $ 41,715
1,817 Renault SA
a
64,461
3,231 Safran SA 408,658
10,725 Sanofi 1,032,428
261 Sartorius Stedim Biotech 145,848
5,092 Schneider Electric SE 848,090
1,500 SCOR SE 43,194
262 SEB SA 36,859
7,663 Societe Generale SA 239,965
836 Sodexo SA
a
73,063
3,324 Suez SA 75,794
555 Teleperformance SA 218,300
1,008 Thales SA 97,731
23,614 Total Energies SE 1,128,697
875 UbiSoft Entertainment SA
a
52,397
2,170 Valeo SA 60,560
5,204 Veolia Environnement SA 159,012
5,204 Veolia Environnement SA, Rights
a,c
4,182
5,032 Vinci SA 523,371
6,726 Vivendi SE 84,680
254 Wendel SA 35,096
2,246 Worldline SA
a,b
171,203
Total 16,311,489
Germany (8.4%)
1,800 Adidas AG 565,660
3,897 Allianz SE 873,103
8,681 BASF SE 658,107
9,286 Bayer AG 504,001
3,130 Bayerische Motoren Werke AG 297,283
774 Bechtle AG 52,938
953 Beiersdorf AG 102,829
1,460 Brenntag AG 135,626
380 Carl Zeiss Meditec AG 72,790
9,470 Commerzbank AG
a
62,726
1,040 Continental AG
a
112,901
1,826 Covestro AG
b
124,443
8,090 Daimler AG 713,792
1,531 Delivery Hero AG
a,b
195,286
19,535 Deutsche Bank AG
a
248,245
1,796 Deutsche Boerse AG 291,430
2,767 Deutsche Lufthansa AG
a
18,879
2,767 Deutsche Lufthansa, Rights
a
6,571
9,369 Deutsche Post AG 587,526
31,504 Deutsche Telekom AG 631,785
3,231 Deutsche Wohnen AG 197,557
21,221 E.ON SE 259,016
1,982 Evonik Industries AG 62,150
1,938 Fresenius Medical Care AG &
Company KGaA 135,939
3,953 Fresenius SE & Company KGaA 189,210
643 Fuchs Petrolub SE 30,105
1,450 GEA Group AG 66,220
570 Hannover Rueckversicherung SE 99,260
1,407 HeidelbergCement AG 104,967
1,561 HelloFresh SE
a
143,872
982 Henkel AG & Company KGaA 84,476
12,344 Infineon Technologies AG 504,846
682 KION Group AG 63,410
686 Knorr-Bremse AG 73,396
785 Lanxess AG 53,053
681 LEG Immobilien AG 96,194
1,222 Merck KGaA 264,489
505 MTU Aero Engines AG 113,535

International Index Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.5%) Value
Germany (8.4%) - continued
1,324 Muenchener Rueckversicherungs-
Gesellschaft AG $ 361,278
546 Nemetschek SE 57,029
1,447 Porsche Automobil Holding SE 143,094
998 PUMA SE 110,942
48 RATIONAL AG 45,090
6,072 RWE AG 214,149
9,870 SAP SE 1,334,708
248 Sartorius Aktiengesellschaft 157,878
829 Scout24 AG
b
57,578
7,231 Siemens AG 1,182,633
3,778 Siemens Energy AG
a
101,059
2,665 Siemens Healthineers AG
b
172,839
1,216 Symrise AG 159,382
1,520 TeamViewer AG
a,b
44,468
9,639 Telefonica Deutschland Holding AG 27,444
847 Uniper SE 35,260
898 United Internet AG 34,738
307 Volkswagen AG 94,680
5,165 Vonovia SE 310,510
2,096 Zalando SE
a,b
191,158
Total 13,633,533
Hong Kong (2.5%)
114,400 AIA Group, Ltd. 1,316,104
35,000 BOC Hong Kong (Holdings), Ltd. 105,470
19,000 CK Asset Holdings, Ltd. 109,626
25,500 CK Hutchison Holdings, Ltd. 170,114
15,500 CLP Holdings, Ltd. 149,241
21,000 Galaxy Entertainment Group, Ltd.
a
107,752
19,000 Hang Lung Properties, Ltd. 43,302
7,200 Hang Seng Bank, Ltd. 123,327
14,000 Henderson Land Development
Company, Ltd. 53,458
24,500 HK Electric Investments, Ltd. 24,328
36,000 HKT Trust and HKT, Ltd. 49,223
106,162 Hong Kong and China Gas
Company, Ltd. 160,399
11,400 Hong Kong Exchanges & Clearing,
Ltd. 700,536
19,700 Link REIT 168,698
14,500 MTR Corporation, Ltd. 78,038
14,000 New World Development Company,
Ltd. 56,941
13,000 Power Assets Holdings, Ltd. 76,207
32,000 Sino Land Company, Ltd. 43,050
19,000 SJM Holdings, Ltd.
a
12,914
12,500 Sun Hung Kai Properties, Ltd. 156,079
4,500 Swire Pacific, Ltd. 26,627
10,800 Swire Properties, Ltd. 27,081
13,000 Techtronic Industries Company,
Ltd. 256,900
17,000 Xinyi Glass Holdings Company,
Ltd. 50,712
Total 4,066,127
Ireland (0.8%)
7,408 CRH plc 349,618
932 DCC plc 77,697
1,574 Flutter Entertainment plc
a
312,173
4,199 James Hardie Industries plc 148,944
1,504 Kerry Group plc 202,090
1,458 Kingspan Group plc 145,434
Shares Common Stock (97.5%) Value
Ireland (0.8%) - continued
2,326 Smurfit Kappa Group plc $ 122,460
Total 1,358,416
Isle of Man (0.1%)
5,533 Entain plc
a
158,031
Total 158,031
Israel (0.6%)
393 Azrieli Group, Ltd. 35,377
10,737 Bank Hapoalim, Ltd. 94,310
13,733 Bank Leumi Le-Israel BM 116,360
1,038 Check Point Software Technologies,
Ltd.
a
117,336
376 CyberArk Software, Ltd.
a
59,340
246 Elbit Systems, Ltd. 35,620
6,676 ICL Group, Ltd. 48,651
11,002 Israel Discount Bank, Ltd.
a
58,078
1,327 Mizrahi Tefahot Bank, Ltd. 44,693
597 NICE, Ltd.
a
169,048
10,419 Teva Pharmaceutical Industries,
Ltd. ADR
a
101,481
530 Wix.com, Ltd.
a
103,864
Total 984,158
Italy (1.8%)
1,177 Amplifon SPA 55,937
10,461 Assicurazioni Generali SPA 221,555
4,683 Atlantia SPA
a
88,376
4,941 Davide Campari-Milano NV 69,407
238 DiaSorin SPA 49,840
76,876 Enel SPA 590,038
23,856 Eni SPA 318,124
5,765 Finecobank Banca Fineco SPA
a
104,126
3,112 Infrastrutture Wireless Italiane SPA
b
34,662
156,108 Intesa Sanpaolo SPA 441,938
5,871 Mediobanca SPA
a
70,634
1,940 Moncler SPA 118,321
4,154 Nexi Spa
a,b
77,462
4,938 Poste Italiane SPA
b
67,808
2,408 Prysmian SPA 84,108
988 Recordati SPA 57,264
19,060 Snam SPA 105,437
94,181 Telecom Italia SPA 36,826
55,808 Telecom Italia SPA Savings Shares 22,520
13,299 Terna Rete Elettrica Nazionale SPA 94,380
20,146 UniCredit SPA 266,605
Total 2,975,368
Japan (23.7%)
300 ABC-MART, Inc. 16,852
3,700 ACOM Company, Ltd. 13,520
1,900 Advantest Corporation 169,308
6,200 Aeon Company, Ltd. 162,998
1,800 AGC, Inc. 92,758
1,400 Aisin Corporation 50,731
4,400 Ajinomoto Company, Inc. 130,019
1,500 All Nippon Airways Company, Ltd.
a
38,996
4,307 Asahi Group Holdings, Ltd. 207,836
2,000 Asahi Intecc Company, Ltd. 54,777
11,900 Asahi Kasei Corporation 127,521
17,600 Astellas Pharmaceutical, Inc. 289,679
1,200 Azbil Corporation 51,667
1,900 Bandai Namco Holdings, Inc. 142,838
5,400 Bridgestone Corporation 255,480
2,200 Brother Industries, Ltd. 48,412

International Index Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.5%) Value
Japan (23.7%) - continued
9,500 Canon, Inc. $ 232,447
1,700 Capcom Company, Ltd. 47,236
1,800 Casio Computer Company, Ltd. 29,801
1,400 Central Japan Railway Company 223,474
4,900 Chiba Bank, Ltd. 31,753
6,100 Chubu Electric Power Company,
Inc. 72,094
6,300 Chugai Pharmaceutical Company,
Ltd. 230,542
10,100 Concordia Financial Group, Ltd. 39,759
200 COSMOS Pharmaceutical
Corporation 33,966
3,800 CyberAgent, Inc. 73,311
2,100 Dai Nippon Printing Company, Ltd. 50,595
1,000 Daifuku Company, Ltd. 93,786
9,600 Dai-Ichi Mutual Life Insurance
Company, Ltd. 209,962
16,600 Daiichi Sankyo Company, Ltd. 441,247
2,400 Daikin Industries, Ltd. 523,292
600 Daito Trust Construction Company,
Ltd. 70,385
5,400 Daiwa House Industry Company,
Ltd. 180,009
21 Daiwa House REIT Investment
Corporation 61,670
13,700 Daiwa Securities Group, Inc. 79,854
4,100 Denso Corporation 267,719
2,000 Dentsu Group, Inc. 76,950
300 DISCO Corporation 84,026
2,900 East Japan Railway Company 204,952
2,200 Eisai Company, Ltd. 164,796
29,000 Eneos Holdings, Inc. 117,808
1,800 FANUC Corporation 394,671
600 Fast Retailing Company, Ltd. 442,509
1,200 Fuji Electric Company, Ltd. 54,607
3,400 FUJIFILM Holdings NPV 293,589
1,900 Fujitsu, Ltd. 343,350
39 GLP J-Reit 64,197
400 GMO Payment Gateway, Inc. 50,505
2,200 Hakuhodo Dy Holdings, Inc. 37,860
1,300 Hamamatsu Photonics KK 80,416
2,200 Hankyu Hanshin Holdings, Inc. 69,242
400 Harmonic Drive Systems, Inc. 19,183
200 Hikari Tsushin, Inc. 33,804
2,700 Hino Motors, Ltd. 25,072
300 Hirose Electric Company, Ltd. 49,856
500 Hisamitsu Pharmaceutical
Company, Inc. 18,911
1,000 Hitachi Construction Machinery
Company, Ltd. 28,095
2,000 Hitachi Metals, Ltd.
a
38,623
9,100 Hitachi, Ltd. 538,362
15,400 Honda Motor Company, Ltd. 473,455
500 Hoshizaki Corporation 45,477
3,500 Hoya Corporation 546,066
2,500 Hulic Company, Ltd. 27,841
1,000 IBIDEN Company, Ltd. 55,005
2,000 Idemitsu Kosan Company, Ltd. 52,613
1,400 Iida Group Holdings Company, Ltd. 36,010
9,700 Inpex Corporation 75,528
5,500 Isuzu Motors, Ltd. 71,556
500 ITO EN, Ltd. 33,167
11,200 ITOCHU Corporation 326,211
900 ITOCHU Techno-Solutions
Corporation 29,227
1,400 Japan Airlines Company, Ltd.
a
33,329
Shares Common Stock (97.5%) Value
Japan (23.7%) - continued
4,800 Japan Exchange Group, Inc. $ 119,040
3,800 Japan Post Bank Company, Ltd. 32,595
14,900 Japan Post Holdings Company,
Ltd. 125,245
2,100 Japan Post Insurance Company,
Ltd. 38,090
12 Japan Real Estate Investment
Corporation 71,979
66 Japan Retail Fund Investment
Corporation 63,374
11,300 Japan Tobacco, Inc. 221,415
4,600 JFE Holdings, Inc. 68,983
1,900 JSR Corporation 68,297
4,200 Kajima Corporation 53,821
1,300 Kakaku.com, Inc. 41,981
6,700 Kansai Electric Power Company,
Inc. 64,924
1,700 Kansai Paint Company, Ltd. 42,171
4,600 Kao Corporation 273,763
15,200 KDDI Corporation 500,431
1,000 Keio Corporation 53,487
1,200 Keisei Electric Railway Company,
Ltd. 39,750
1,800 Keyence Corporation 1,074,368
1,400 Kikkoman Corporation 113,922
1,600 Kintetsu Group Holdings Company,
Ltd.
a
53,807
7,800 Kirin Holdings Company, Ltd. 144,767
500 Kobayashi Pharmaceutical
Company, Ltd. 39,641
1,300 Kobe Bussan Company, Ltd. 42,476
520 Koei Tecmo Holdings Company,
Ltd. 24,683
1,000 Koito Manufacturing Company, Ltd. 60,133
8,300 Komatsu, Ltd. 198,772
900 Konami Holdings Corporation 56,411
300 KOSE Corporation 35,879
9,700 Kubota Corporation 206,442
900 Kurita Water Industries, Ltd. 43,307
3,000 Kyocera Corporation 187,534
2,600 Kyowa Hakko Kirin Company, Ltd. 93,731
700 Lasertec Corporation 159,360
500 Lawson, Inc. 24,561
2,100 Lion Corporation 33,966
2,500 LIXIL Group Corporation 72,458
4,200 M3, Inc. 299,327
2,100 Makita Corporation 115,464
14,800 Marubeni Corporation 122,444
5,400 Mazda Motor Corporation
a
46,731
800 McDonald's Holdings Company
(Japan), Ltd. 37,743
1,700 Medipal Holdings Corporation 31,994
1,200 MEIJI Holdings Company, Ltd. 77,583
1,000 Mercari, Inc.
a
55,258
3,400 Minebea Mitsumu, Inc. 86,591
2,700 MISUMI Group, Inc. 114,883
12,100 Mitsubishi Chemical Holdings
Corporation 110,155
11,900 Mitsubishi Corporation 373,689
17,300 Mitsubishi Electric Corporation 240,428
11,200 Mitsubishi Estate Company, Ltd. 178,335
1,500 Mitsubishi Gas Chemical Company,
Inc. 29,579
6,100 Mitsubishi HC Capital, Inc. 31,896
3,000 Mitsubishi Heavy Industries, Ltd. 80,382

International Index Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.5%) Value
Japan (23.7%) - continued
115,500 Mitsubishi UFJ Financial Group,
Inc. $ 682,759
14,400 Mitsui & Company, Ltd. 314,885
1,700 Mitsui Chemicals, Inc. 56,795
8,700 Mitsui Fudosan Company, Ltd. 206,668
800 Miura Company, Ltd. 31,980
22,830 Mizuho Financial Group, Inc. 322,980
2,400 MonotaRO Company, Ltd. 53,784
4,200 MS and AD Insurance Group
Holdings, Inc. 140,476
5,400 Murata Manufacturing Company,
Ltd. 477,643
1,100 Nabtesco Corporation 41,591
2,300 NEC Corporation 124,639
4,600 NEXON Company, Ltd. 73,833
2,400 NGK Insulators, Ltd. 40,683
800 NH Foods, Ltd. 30,211
4,200 Nidec Corporation 463,008
2,900 Nihon M&A Center, Inc. 85,157
1,100 Nintendo Company, Ltd. 525,671
14 Nippon Building Fund, Inc. 90,955
700 Nippon Express Company, Ltd. 48,209
6,700 Nippon Paint Holdings Company,
Ltd. 72,964
20 Nippon Prologis REIT, Inc. 66,841
1,400 Nippon Sanso Holdings
Corporation 35,086
500 Nippon Shinyaku Company, Ltd. 41,562
8,100 Nippon Steel Corporation 145,687
12,200 Nippon Telegraph and Telephone
Corporation 338,052
1,500 Nippon Yusen Kabushiki Kaisha 112,393
1,200 Nissan Chemical Industries, Ltd. 70,184
21,900 Nissan Motor Company, Ltd.
a
109,445
1,900 Nisshin Seifun Group, Inc. 31,484
600 Nissin Foods Holdings Company,
Ltd. 48,147
800 Nitori Holdings Company, Ltd. 157,658
1,300 Nitto Denko Corporation 92,543
29,000 Nomura Holdings, Inc. 142,967
1,100 Nomura Real Estate Holdings, Inc. 28,598
40 Nomura Real Estate Master Fund,
Inc. 57,571
3,200 Nomura Research Institute, Ltd. 117,622
3,600 NSK, Ltd. 24,395
6,000 NTT Data Corporation 116,005
6,100 Obayashi Corporation 50,281
700 OBIC Company, Ltd. 133,111
2,800 Odakyu Electric Railway Company,
Ltd. 64,806
7,700 Oji Holdings Corporation 38,798
11,000 Olympus Corporation 240,768
1,800 OMRON Corporation 178,115
3,500 Ono Pharmaceutical Company, Ltd. 79,813
400 Oracle Corporation Japan 35,138
1,900 Oriental Land Company, Ltd. 307,374
11,500 ORIX Corporation 215,183
25 ORIX JREIT, Inc. 43,509
3,500 Osaka Gas Company, Ltd. 63,956
1,100 Otsuka Corporation 56,565
3,700 Otsuka Holdings Company, Ltd. 158,222
3,900 Pan Pacific International Holdings
Company 80,470
20,900 Panasonic Corporation 259,064
900 PeptiDream, Inc.
a
29,380
1,700 Persol Holdings Company, Ltd. 42,379
Shares Common Stock (97.5%) Value
Japan (23.7%) - continued
1,100 Pigeon Corporation $ 25,573
900 Pola Orbis Holdings, Inc. 20,716
8,200 Rakuten Group, Inc. 79,874
12,800 Recruit Holdings Company, Ltd. 782,411
11,800 Renesas Electronics Corporation
a
145,227
20,200 Resona Holdings, Inc. 80,800
6,300 Ricoh Company, Ltd. 64,463
300 Rinnai Corporation 32,937
800 Rohm Company, Ltd. 75,442
2,400 Ryohin Keikaku Company, Ltd. 53,383
3,400 Santen Pharmaceutical Company,
Ltd. 47,818
2,300 SBI Holdings, Inc. 56,333
1,500 SCSK Corporation 31,726
2,000 Secom Company, Ltd. 144,656
2,600 Seiko Epson Corporation 52,494
3,600 Sekisui Chemical Company, Ltd. 61,856
5,800 Sekisui House, Ltd. 121,458
7,100 Seven & I Holdings Company, Ltd. 323,224
3,000 SG Holdings Company, Ltd. 84,873
2,000 Sharp Corporation 25,212
2,200 Shimadzu Corporation 96,616
700 Shimano, Inc. 204,531
5,100 Shimizu Corporation 38,175
3,300 Shin-Etsu Chemical Company, Ltd. 556,938
2,500 Shionogi & Company, Ltd. 171,073
3,800 Shiseido Company, Ltd. 255,396
4,100 Shizuoka Bank, Ltd. 33,686
500 SMC Corporation 311,955
27,100 SoftBank Corporation 367,606
11,400 SoftBank Group Corporation 658,752
700 Sohgo Security Services Company,
Ltd. 31,470
3,000 Sompo Holdings, Inc. 130,155
11,900 Sony Group Corporation 1,321,123
800 Square Enix Holdings Company,
Ltd. 42,757
1,200 Stanley Electric Company, Ltd. 30,310
5,800 Subaru Corporation 107,182
2,600 Sumco Corporation 51,871
14,100 Sumitomo Chemical Company, Ltd. 73,183
10,600 Sumitomo Corporation 149,321
1,700 Sumitomo Dainippon Pharma
Company, Ltd. 30,386
7,100 Sumitomo Electric Industries, Ltd. 94,413
2,300 Sumitomo Metal Mining Company,
Ltd. 83,169
12,300 Sumitomo Mitsui Financial Group,
Inc. 432,706
3,200 Sumitomo Mitsui Trust Holdings,
Inc. 110,208
2,900 Sumitomo Realty & Development
Company, Ltd. 105,998
1,300 Suntory Beverage and Food, Ltd. 53,892
3,500 Suzuki Motor Corporation 156,377
1,600 Sysmex Corporation 198,734
5,100 T&D Holdings, Inc. 69,961
1,800 Taisei Corporation 57,675
400 Taisho Pharmaceutical Holdings
Company, Ltd. 23,316
14,900 Takeda Pharmaceutical Company,
Ltd. 491,443
3,600 TDK Corporation 129,826
6,100 Terumo Corporation 288,032
1,100 THK Company, Ltd. 24,138
2,100 TIS, Inc. 57,318

International Index Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.5%) Value
Japan (23.7%) - continued
1,800 Tobu Railway Company, Ltd. $ 48,466
1,100 Toho Company, Ltd. 51,822
700 Toho Gas Company, Ltd. 30,446
4,000 Tohoku Electric Power Company,
Inc. 29,405
5,900 Tokio Marine Holdings, Inc. 316,270
300 Tokyo Century Corporation 16,890
14,100 Tokyo Electric Power Company,
Inc.
a
40,147
1,400 Tokyo Electron, Ltd. 618,490
3,600 Tokyo Gas Company, Ltd. 66,986
4,700 Tokyu Corporation 69,764
2,500 Toppan, Inc. 42,388
13,100 Toray Industries, Inc. 83,240
3,900 Toshiba Corporation 164,155
2,500 Tosoh Corporation 45,304
1,300 TOTO, Ltd. 61,902
800 Toyo Suisan Kaisha, Ltd. 35,424
1,400 Toyota Industries Corporation 115,192
100,000 Toyota Motor Corporation 1,781,739
2,000 Toyota Tsusho Corporation 83,987
1,300 Trend Micro, Inc. 72,395
400 TSURUHA Holdings, Inc. 49,329
3,800 Unicharm Corporation 168,386
28 United Urban Investment
Corporation 37,844
2,100 USS Company, Ltd. 35,747
900 Welcia Holdings Company, Ltd. 32,438
2,000 West Japan Railway Company 100,534
1,175 Yakult Honsha Company, Ltd. 59,480
6,300 Yamada Holdings Company, Ltd. 26,457
1,300 Yamaha Corporation 81,773
2,800 Yamaha Motor Company, Ltd. 77,952
2,800 Yamato Holdings Company, Ltd. 70,869
2,300 Yaskawa Electric Corporation 110,443
2,200 Yokogawa Electric Corporation 38,371
25,300 Z Holdings Corporation 161,922
1,200 ZOZO, Inc. 44,958
Total 38,380,355
Jersey (0.3%)
8,726 Experian plc 365,533
11,345 WPP plc 151,996
Total 517,529
Luxembourg (0.3%)
6,775 Arcelor Mittal 207,400
9,443 Aroundtown SA 65,052
1,262 Eurofins Scientific SE 162,030
1,852 InPost SA
a
30,731
4,463 Tenaris SA 46,946
Total 512,159
Netherlands (6.0%)
3,998 ABN AMRO Group NV
a,b
57,680
187 Adyen NV
a,b
522,731
16,913 Aegon NV 87,302
5,572 Airbus Group NV
a
738,710
1,801 Akzo Nobel NV 196,785
433 Argenx SE
a
130,845
447 ASM International NV 175,053
3,965 ASML Holding NV 2,962,076
9,672 CNH Industrial NV 162,577
1,025 EXOR NV 86,015
1,191 Ferrari NV 248,561
Shares Common Stock (97.5%) Value
Netherlands (6.0%) - continued
1,089 Heineken Holding NV $ 94,825
2,450 Heineken NV 255,718
36,901 ING Groep NV 536,484
694 JDE Peet's BV 20,740
1,696 Just Eat Takeaway.com NV
a,b
123,916
31,780 Koninklijke (Royal) KPN NV 100,004
9,884 Koninklijke Ahold Delhaize NV 329,118
1,652 Koninklijke DSM NV 330,359
8,611 Koninklijke Philips NV 382,559
665 Koninklijke Vopak NV 26,202
2,554 NN Group NV 133,784
8,820 Prosus NV 705,960
2,159 Qiagen NV
a
112,014
1,130 Randstad Holding NV 76,079
19,195 Stellantis NV 365,301
6,455 STMicroelectronics NV 281,836
6,726 Universal Music Group N.V.
a
180,090
2,529 Wolters Kluwer NV 268,064
Total 9,691,388
New Zealand (0.3%)
6,875 a2 Milk Company, Ltd.
a
30,442
11,832 Auckland International Airport, Ltd.
a
63,601
5,449 Fisher & Paykel Healthcare
Corporation, Ltd. 119,855
6,306 Mercury NZ, Ltd. 28,203
12,109 Meridian Energy, Ltd. 40,950
4,017 Ryman Healthcare, Ltd. 41,799
17,648 Spark New Zealand, Ltd. 58,060
1,258 Xero, Ltd.
a
123,446
Total 506,356
Norway (0.7%)
2,590 Adevinta ASA
a
44,383
8,792 DNB Bank ASA 199,884
9,237 Equinor ASA 234,905
1,890 Gjensidige Forsikring ASA 41,860
4,155 Mowi ASA 105,565
12,711 Norsk Hydro ASA 94,875
7,099 Orkla ASA 65,156
691 Schibsted ASA, Class A 32,800
920 Schibsted ASA, Class B 39,129
6,614 Telenor ASA 111,327
1,647 Yara International ASA 81,586
Total 1,051,470
Papua New Guinea (<0.1%)
18,658 Oil Search, Ltd. 58,063
Total 58,063
Portugal (0.1%)
26,238 EDP - Energias de Portugal SA 137,831
4,738 Galp Energia SGPS SA 53,814
2,379 Jeronimo Martins SGPS SA 47,426
Total 239,071
Singapore (1.0%)
31,454 Ascendas REIT 69,330
46,729 CapitaLand Integrated Commercial
Trust 69,583
24,900 Capitaland Investment, Ltd.
a
62,351
3,800 City Developments, Ltd. 19,232
17,100 DBS Group Holdings, Ltd. 378,912
56,000 Genting Singapore, Ltd. 29,526

International Index Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.5%) Value
Singapore (1.0%) - continued
13,800 Keppel Corporation, Ltd. $ 52,699
20,000 Mapletree Commercial Trust 30,309
28,323 Mapletree Logistics Trust 42,341
31,763 Oversea-Chinese Banking
Corporation, Ltd. 267,468
12,700 Singapore Airlines, Ltd.
a
46,769
7,600 Singapore Exchange, Ltd. 55,639
14,800 Singapore Technologies
Engineering, Ltd. 41,313
78,000 Singapore Telecommunications,
Ltd. 140,421
11,100 United Overseas Bank, Ltd. 209,985
4,300 United Overseas Land, Ltd. 21,623
2,600 Venture Corporation, Ltd. 34,174
18,200 Wilmar International, Ltd. 56,227
Total 1,627,902
Spain (2.4%)
2,318 ACS Actividades de Construccion y
Servicios SA 62,791
709 Aena SA
a,b
122,615
4,258 Amadeus IT Holding SA
a
280,055
63,025 Banco Bilbao Vizcaya Argentaria
SA 416,002
163,903 Banco Santander SA 593,715
41,904 CaixaBank SA 129,945
4,816 Cellnex Telecom SA
b
297,339
2,724 EDP Renovaveis SA 67,587
2,353 Enagas SA 52,293
3,002 Endesa SA 60,543
4,503 Ferrovial SA 131,436
2,819 Grifols SA 68,834
55,963 Iberdrola SA 563,010
10,310 Industria de Diseno Textil SA 379,363
2,749 Naturgy Energy Group SA 69,195
4,091 Red Electrica Corporacion SA 82,074
13,715 Repsol SA 179,029
2,253 Siemens Gamesa Renewable
Energy SA
a
57,265
48,622 Telefonica SA 228,162
Total 3,841,253
Supranational (0.1%)
1,178 Unibail-Rodamco-Westfield
a
86,701
Total 86,701
Sweden (3.4%)
989 AB Industrivarden, Class A 31,595
1,509 AB Industrivarden, Class C 46,622
2,974 Alfa Laval AB 110,926
9,474 Assa Abloy AB 274,809
6,347 Atlas Copco AB, Class A 383,268
3,688 Atlas Copco AB, Class B 187,448
2,585 Boliden AB 82,773
2,132 Electrolux AB 49,257
4,414 Embracer Group AB
a
42,504
6,229 Epiroc AB, Class A 129,498
3,686 Epiroc AB, Class B 65,285
2,797 EQT AB 116,142
5,752 Essity Aktiebolag 178,392
1,606 Evolution Gaming Group AB
b
243,211
994 Fastighets AB Balder
a
59,736
6,903 Hennes & Mauritz AB
a
139,728
18,621 Hexagon AB 288,030
3,955 Husqvarna AB 47,247
Shares Common Stock (97.5%) Value
Sweden (3.4%) - continued
951 ICA Gruppen AB $ 43,632
1,399 Investment AB Latour 43,291
17,221 Investor AB 370,327
2,287 Kinnevik AB
a
80,398
718 L E Lundbergforetagen AB 39,402
1,892 Lundin Energy AB 70,233
13,482 NIBE Industrier AB 169,425
10,671 Sandvik AB 243,793
2,960 Securitas AB 46,850
4,781 Sinch AB
a,b
92,713
15,383 Skandinaviska Enskilda Banken AB 216,798
3,215 Skanska AB 80,657
3,607 SKF AB 85,057
5,727 Svenska Cellulosa AB SCA 88,757
13,787 Svenska Handelsbanken AB 154,406
8,560 Swedbank AB 172,610
15,017 Swedish Match AB 131,500
4,734 Tele2 AB 70,095
27,588 Telefonaktiebolaget LM Ericsson 311,384
25,126 Telia Company AB 103,362
1,893 Volvo AB, Class A 42,772
13,513 Volvo AB, Class B 301,698
Total 5,435,631
Switzerland (9.8%)
16,395 ABB, Ltd. 548,442
1,465 Adecco SA 73,405
4,723 Alcon, Inc. 382,425
438 Baloise Holding AG 66,440
279 Banque Cantonale Vaudoise 21,213
34 Barry Callebaut AG 77,114
1 Chocoladefabriken Lindt and
Spruengli AG 117,925
2,039 Clariant AG 38,273
1,896 Coca-Cola HBC AG 61,097
4,934 Compagnie Financiere Richemont
SA 511,567
24,110 Credit Suisse Group AG 238,117
66 EMS-CHEMIE Holding AG 62,358
2,111 Ferguson plc 293,053
350 Geberit AG 256,971
87 Givaudan SA 396,641
94,456 Glencore Xstrata plc 444,331
4,948 Holcim, Ltd. 238,420
2,115 Julius Baer Group, Ltd. 140,520
514 Kuehne & Nagel International AG 175,480
10 Lindt & Spruengli AG 111,809
1,636 Logitech International SA 145,550
704 Lonza Group AG 528,077
27,231 Nestle SA 3,281,065
20,987 Novartis AG 1,720,918
215 Partners Group Holding AG 335,537
6,641 Roche Holding AG 2,423,766
302 Roche Holding AG-BR 123,948
190 Schindler Holding AG 48,949
385 Schindler Holding AG, Participation
Certificate 103,361
57 SGS SA 165,918
1,340 Sika AG 423,672
517 Sonova Holding AG 195,379
98 Straumann Holding AG 175,759
274 Swatch Group AG, Bearer Shares 72,179
487 Swatch Group AG, Registered
Shares 25,058
303 Swiss Life Holding AG 152,672

International Index Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.5%) Value
Switzerland (9.8%) - continued
718 Swiss Prime Site AG $ 70,135
2,851 Swiss Re AG 243,333
245 Swisscom AG 140,993
631 Temenos AG 85,618
34,652 UBS Group AG 553,102
461 Vifor Pharma AG 59,753
1,422 Zurich Insurance Group AG 581,485
Total 15,911,828
United Kingdom (13.2%)
9,198 3i Group plc 157,992
20,612 ABRDN plc 70,492
1,825 Admiral Group plc 76,255
12,240 Anglo American plc 428,996
3,727 Antofagasta plc 67,730
4,242 Ashtead Group plc 320,667
3,367 Associated British Foods plc 83,814
14,642 AstraZeneca plc 1,764,621
9,137 Auto Trader Group plc
b
72,056
1,139 Aveva Group plc 55,049
37,140 Aviva plc 196,837
30,509 BAE Systems plc 231,077
160,735 Barclays plc 408,424
9,625 Barratt Developments plc 85,083
1,062 Berkeley Group Holdings plc 62,016
19,963 BHP Group plc 502,955
191,335 BP plc 871,503
20,604 British American Tobacco plc 720,203
8,321 British Land Company plc 55,215
84,369 BT Group plc
a
180,871
3,186 Bunzl plc 105,121
3,827 Burberry Group plc 93,136
1,934 Coca-Cola European Partners plc 106,931
16,862 Compass Group plc
a
344,848
1,319 Croda International plc 151,127
22,105 Diageo plc 1,070,214
12,634 Direct Line Insurance Group plc 49,299
4,826 Evraz plc 38,289
47,557 GlaxoSmithKline plc 897,551
3,588 Halma plc 136,859
3,362 Hargreaves Lansdown plc 64,553
1,636 Hikma Pharmaceuticals plc 53,818
193,067 HSBC Holdings plc 1,009,485
8,945 Imperial Brands plc 187,099
14,207 Informa plc
a
104,478
1,732 InterContinental Hotels Group plc
a
110,591
1,525 Intertek Group plc 101,973
15,854 J Sainsbury plc 60,765
4,875 JD Sports Fashion plc 68,511
1,829 Johnson Matthey plc 65,619
19,956 Kingfisher plc 90,079
6,658 Land Securities Group plc 62,055
56,406 Legal & General Group plc 211,922
670,735 Lloyds TSB Group plc 417,480
3,109 London Stock Exchange Group plc 311,548
24,574 M&G plc 67,141
36,830 Melrose Industries plc 85,508
4,589 Mondi plc 112,458
33,604 National Grid plc 400,416
54,711 Natwest Group plc 164,946
1,257 Next plc 138,271
4,606 Ocado Group plc
a
102,934
7,148 Pearson plc 68,551
3,016 Persimmon plc 107,867
6,139 Phoenix Group Holdings plc 53,073
Shares Common Stock (97.5%) Value
United Kingdom (13.2%) - continued
24,723 Prudential plc $ 479,760
6,743 Reckitt Benckiser Group plc 529,732
18,272 RELX plc 525,983
17,574 Rentokil Initial plc 138,005
10,614 Rio Tinto plc 695,770
79,090 Rolls-Royce Holdings plc
a
147,718
38,765 Royal Dutch Shell plc, Class A 862,102
35,031 Royal Dutch Shell plc, Class B 776,169
10,149 Sage Group plc 96,635
1,175 Schroders plc 56,588
11,344 SEGRO plc 182,228
2,361 Severn Trent plc 82,656
8,309 Smith & Nephew plc 143,146
3,747 Smiths Group plc 72,253
697 Spirax-Sarco Engineering plc 140,240
9,859 SSE plc 207,583
5,097 St. James's Place plc 102,818
25,059 Standard Chartered plc 146,490
34,462 Taylor Wimpey plc 71,877
73,080 Tesco plc 248,884
24,764 Unilever plc 1,340,683
6,445 United Utilities Group plc 83,884
264,293 Vodafone Group plc 402,173
1,909 Whitbread plc
a
84,880
22,777 William Morrison Supermarkets plc 90,381
Total 21,335,010
Total Common Stock
(cost $118,860,508) 157,875,487
Shares Preferred Stock ( 0.4% )
Germany (0.4%)
545 Bayerische Motoren Werke AG 41,341
1,684 Henkel AG & Company KGaA 155,784
1,754 Volkswagen AG 390,970
Total 588,095
Total Preferred Stock
(cost $434,896) 588,095
Shares or
Principal
Amount Short-Term Investments ( 1.7% )
Federal Home Loan Bank Discount
Notes
100,000 0.040%,  11/17/2021
d,e
99,995
100,000 0.040%,  11/18/2021
d,e
99,995
Thrivent Core Short-Term Reserve
Fund
261,131 0.120% 2,611,308
Total Short-Term Investments
(cost $2,811,298) 2,811,298
Total Investments (cost
$122,106,702) 99.6% $161,274,880
Other Assets and Liabilities,
Net 0.4% 620,876
Total Net Assets 100.0% $161,895,756
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2021, the value of these investments was $3,147,569 or
1.9% of total net assets.

International Index Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2021, in valuing International Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 7,631,720 – 7,631,720 –
Consumer Discretionary 18,820,598 20,347 18,800,251 –
Consumer Staples 16,505,538 106,931 16,398,607 –
Energy 5,726,121 – 5,726,121 –
Financials 28,214,525 45,510 28,169,015 –
Health Care 19,361,036 101,481 19,259,555 –
Industrials 23,824,085 – 23,824,085 –
Information Technology 16,789,232 488,033 16,301,199 –
Materials 11,276,008 – 11,276,008 –
Real Estate 4,634,423 – 4,634,423 –
Utilities 5,092,201 – 5,088,019 4,182
Preferred Stock
Consumer Discretionary 432,311 – 432,311 –
Consumer Staples 155,784 – 155,784 –
Short-Term Investments 199,990 – 199,990 –
Subtotal Investments in Securities $158,663,572 $762,302 $157,897,088 $4,182
Other Investments  * Total
Affiliated Short-Term Investments 2,611,308
Subtotal Other Investments $2,611,308
Total Investments at Value $161,274,880
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 118,596 118,596 – –
Total Liability Derivatives $118,596 $118,596 $– $–
The following table presents International Index Portfolio's futures contracts held as of September 30, 2021. Investments and/or cash totaling
$199,990 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 28 December 2021 $ 3,292,396 ( $ 118,596)
Total Futures Long Contracts $ 3,292,396 ( $ 118,596)
Total Futures Contracts $ 3,292,396 ($118,596)

International Index Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Index Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
9/30/2021
Shares Held at
9/30/2021
% of Net
Assets
9/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% $1,935 $14,531 $13,855 $2,611 261 1.6%
Total Affiliated Short-Term Investments 1,935 2,611 1.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 5,546 5,546 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $1,935 $2,611
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 9/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% $– $– $ – $5
Total Income/Non Income Cash from Affiliated
Investments $5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 4
Total Affiliated Income from Securities Loaned, Net $4
Total Value $– $– $ –

Large Cap Growth Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.9% ) Value
Communications Services (16.3%)
81,998 Alphabet, Inc., Class A
a
$ 219,223,293
388,325 Facebook, Inc.
a
131,793,622
452,987 Live Nation Entertainment, Inc.
a
41,280,705
630,660 Twitter, Inc.
a
38,085,557
Total 430,383,177
Consumer Discretionary (15.0%)
60,668 Amazon.com, Inc.
a
199,296,807
240,038 Aptiv plc
a
35,758,461
89,348 Carvana Company
a
26,941,996
21,026 Chipotle Mexican Grill, Inc.
a
38,215,175
226,932 Penn National Gaming, Inc.
a
16,443,493
100,789 Tesla, Inc.
a
78,159,854
Total 394,815,786
Consumer Staples (0.9%)
421,336 BJ's Wholesale Club Holdings,
Inc.
a
23,139,773
Total 23,139,773
Financials (6.5%)
229,179 American Express Company 38,394,358
683,926 Charles Schwab Corporation 49,817,170
149,369 First Republic Bank 28,810,293
70,752 Raymond James Financial, Inc. 6,528,994
112,316 S&P Global, Inc. 47,721,945
Total 171,272,760
Health Care (12.9%)
33,983 Amedisys , Inc.
a
5,066,865
106,361 Amgen, Inc. 22,617,667
54,133 Anthem, Inc. 20,180,782
119,185 Danaher Corporation 36,284,681
56,709 Dexcom , Inc.
a
31,011,884
244,717 Edwards Lifesciences Corporation
a
27,704,411
48,494 Intuitive Surgical, Inc.
a
48,210,310
212,495 Novo Nordisk AS ADR 20,401,645
142,038 Teladoc Health, Inc.
a
18,011,839
75,987 Thermo Fisher Scientific, Inc. 43,413,653
93,127 Veeva Systems, Inc.
a
26,836,408
213,662 Zoetis, Inc. 41,480,341
Total 341,220,486
Industrials (4.3%)
81,764 Lockheed Martin Corporation 28,216,756
153,154 Norfolk Southern Corporation 36,642,095
1,079,081 Uber Technologies, Inc.
a
48,342,829
Total 113,201,680
Information Technology (40.9%)
146,293 Adobe, Inc.
a
84,223,806
1,344,414 Apple, Inc. 190,234,581
246,537 Mastercard , Inc. 85,715,984
851,106 Microsoft Corporation 239,943,804
481,061 NVIDIA Corporation 99,656,597
472,372 PayPal Holdings, Inc.
a
122,915,918
327,984 QUALCOMM, Inc. 42,303,376
274,403 Salesforce.com, Inc.
a
74,423,582
89,390 ServiceNow , Inc.
a
55,624,715
338,024 Square, Inc.
a
81,071,676
Total 1,076,114,039
Shares Common Stock (97.9%) Value
Materials (1.1%)
102,117 Sherwin-Williams Company $ 28,565,188
Total 28,565,188
Total Common Stock
(cost $1,231,429,744) 2,578,712,889
Shares
Registered Investment
Companies ( 0.7% ) Value
Unaffiliated  (0.7%)
137,924 SPDR S&P Biotech ETF
b
17,338,426
Total 17,338,426
Total Registered Investment
Companies (cost $18,022,113) 17,338,426
Shares
Collateral Held for Securities
Loaned ( 0.6% ) Value
16,801,410 Thrivent Cash Management Trust 16,801,410
Total Collateral Held for
Securities Loaned
(cost $16,801,410) 16,801,410
Shares Short-Term Investments ( 1.8% ) Value
Thrivent Core Short-Term Reserve
Fund
4,721,359 0.120% 47,213,593
Total Short-Term Investments
(cost $47,191,121) 47,213,593
Total Investments (cost
$1,313,444,388) 101.0% $2,660,066,318
Other Assets and Liabilities, Net
(1.0%) (26,476,244)
Total Net Assets 100.0% $2,633,590,074
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Growth
Portfolio as of September 30, 2021:
Securities Lending Transactions
Common Stock $ 16,468,010
Total lending $16,468,010
Gross amount payable upon return of
collateral for securities loaned $16,801,410
Net amounts due to counterparty $333,400
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Large Cap Growth Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2021, in valuing Large Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 430,383,177 430,383,177 – –
Consumer Discretionary 394,815,786 394,815,786 – –
Consumer Staples 23,139,773 23,139,773 – –
Financials 171,272,760 171,272,760 – –
Health Care 341,220,486 341,220,486 – –
Industrials 113,201,680 113,201,680 – –
Information Technology 1,076,114,039 1,076,114,039 – –
Materials 28,565,188 28,565,188 – –
Registered Investment Companies
Unaffiliated 17,338,426 17,338,426 – –
Subtotal Investments in Securities $2,596,051,315 $2,596,051,315 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 47,213,593
Collateral Held for Securities Loaned 16,801,410
Subtotal Other Investments $64,015,003
Total Investments at Value $2,660,066,318
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
9/30/2021
Shares Held at
9/30/2021
% of Net
Assets
9/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% $37,066 $406,129 $395,981 $47,214 4,721 1.8%
Total Affiliated Short-Term Investments 37,066 47,214 1.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 8,370 188,685 180,254 16,801 16,801 0.6
Total Collateral Held for Securities Loaned 8,370 16,801 0.6
Total Value $45,436 $64,015
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 9/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% $8 $(8) $ – $44
Total Income/Non Income Cash from Affiliated
Investments $44
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 14
Total Affiliated Income from Securities Loaned, Net $14
Total Value $8 $(8) $ –

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99.8% ) Value
Communications Services (10.5%)
33,360 Activision Blizzard, Inc. $ 2,581,730
12,915 Alphabet, Inc., Class A
a
34,528,511
12,086 Alphabet, Inc., Class C
a
32,212,937
306,268 AT&T, Inc. 8,272,299
5,441 Charter Communications, Inc.
a
3,958,654
196,470 Comcast Corporation 10,988,567
7,253 Discovery, Inc., Class A
a,b
184,081
13,029 Discovery, Inc., Class C
a
316,214
10,678 DISH Network Corporation
a
464,066
12,207 Electronic Arts, Inc. 1,736,446
102,253 Facebook, Inc.
a
34,703,646
13,872 Fox Corporation, Class A 556,406
6,362 Fox Corporation, Class B 236,157
16,884 Interpublic Group of Companies,
Inc. 619,136
5,652 Live Nation Entertainment, Inc.
a
515,067
42,668 Lumen Technologies, Inc.
b
528,656
11,874 Match Group, Inc.
a
1,864,099
16,781 News Corporation, Class A 394,857
5,223 News Corporation, Class B 121,330
9,197 Omnicom Group, Inc. 666,415
4,998 Take-Two Interactive Software,
Inc.
a
770,042
25,160 T-Mobile US, Inc.
a
3,214,441
34,229 Twitter, Inc.
a
2,067,089
177,589 Verizon Communications, Inc. 9,591,582
25,986 ViacomCBS, Inc. 1,026,707
77,945 Walt Disney Company
a
13,185,956
Total 165,305,091
Consumer Discretionary (13.1%)
2,807 Advance Auto Parts, Inc. 586,354
18,682 Amazon.com, Inc.
a
61,371,117
11,603 Aptiv plc
a
1,728,499
924 AutoZone, Inc.
a
1,568,943
11,356 Bath & Body Works, Inc. 715,769
9,670 Best Buy Company, Inc. 1,022,216
1,761 Booking Holdings, Inc.
a
4,180,385
10,286 BorgWarner, Inc. 444,458
9,155 Caesars Entertainment, Inc.
a
1,027,923
6,989 CarMax, Inc.
a
894,313
34,253 Carnival Corporation
a
856,668
1,205 Chipotle Mexican Grill, Inc.
a
2,190,112
13,981 D.R. Horton, Inc. 1,173,985
5,590 Darden Restaurants, Inc. 846,717
10,132 Dollar General Corporation 2,149,403
9,950 Dollar Tree, Inc.
a
952,414
1,581 Domino's Pizza, Inc. 754,074
27,884 eBay, Inc. 1,942,678
5,429 Etsy, Inc.
a
1,129,015
6,232 Expedia Group, Inc.
a
1,021,425
168,315 Ford Motor Company
a
2,383,340
9,232 Gap, Inc. 209,566
6,517 Garmin, Ltd. 1,013,133
62,271 General Motors Company
a
3,282,304
6,143 Genuine Parts Company 744,716
14,977 Hanesbrands, Inc. 257,005
5,552 Hasbro, Inc. 495,350
11,954 Hilton Worldwide Holdings, Inc.
a
1,579,243
45,608 Home Depot, Inc. 14,971,282
14,747 Las Vegas Sands Corporation
a
539,740
5,718 Leggett & Platt, Inc. 256,395
11,783 Lennar Corporation 1,103,832
11,597 LKQ Corporation
a
583,561
30,322 Lowe's Companies, Inc. 6,151,121
Shares Common Stock (99.8%) Value
Consumer Discretionary (13.1%) - continued
11,734 Marriott International, Inc.
a
$ 1,737,688
32,034 McDonald's Corporation 7,723,718
17,156 MGM Resorts International 740,281
2,398 Mohawk Industries, Inc.
a
425,405
18,985 Netflix, Inc.
a
11,587,305
16,240 Newell Brands, Inc. 359,554
54,823 NIKE, Inc. 7,961,944
15,872 Norwegian Cruise Line Holdings,
Ltd.
a,b
423,941
144 NVR, Inc.
a
690,348
2,958 O'Reilly Automotive, Inc.
a
1,807,516
6,725 Penn National Gaming, Inc.
a
487,294
1,720 Pool Corporation 747,185
11,132 PulteGroup, Inc. 511,181
3,061 PVH Corporation
a
314,640
2,086 Ralph Lauren Corporation 231,629
15,319 Ross Stores, Inc. 1,667,473
9,614 Royal Caribbean Cruises, Ltd.
a
855,165
50,577 Starbucks Corporation 5,579,149
11,962 Tapestry, Inc. 442,833
21,221 Target Corporation 4,854,728
34,806 Tesla, Inc.
a
26,991,357
51,752 TJX Companies, Inc. 3,414,597
4,904 Tractor Supply Company 993,599
2,349 Ulta Beauty, Inc.
a
847,801
8,092 Under Armour, Inc., Class A
a
163,297
8,940 Under Armour, Inc., Class C
a
156,629
13,979 VF Corporation 936,453
2,690 Whirlpool Corporation 548,383
4,515 Wynn Resorts, Ltd.
a
382,646
12,682 Yum! Brands, Inc. 1,551,135
Total 205,261,930
Consumer Staples (5.8%)
79,101 Altria Group, Inc. 3,600,677
23,994 Archer-Daniels-Midland Company 1,439,880
7,838 Brown-Forman Corporation 525,224
8,710 Campbell Soup Company 364,165
10,533 Church & Dwight Company, Inc. 869,710
5,268 Clorox Company 872,433
166,644 Coca-Cola Company 8,743,811
36,182 Colgate-Palmolive Company 2,734,636
20,604 Conagra Brands, Inc. 697,857
7,217 Constellation Brands, Inc. 1,520,550
18,962 Costco Wholesale Corporation 8,520,575
9,947 Estee Lauder Companies, Inc. 2,983,404
26,006 General Mills, Inc. 1,555,679
6,238 Hershey Company 1,055,781
12,091 Hormel Foods Corporation 495,731
4,647 J.M. Smucker Company 557,779
10,966 Kellogg Company 700,947
14,445 Kimberly-Clark Corporation 1,913,096
28,862 Kraft Heinz Company 1,062,699
29,168 Kroger Company 1,179,262
6,225 Lamb Weston Holdings, Inc. 382,028
10,689 McCormick & Company, Inc. 866,130
8,081 Molson Coors Beverage Company 374,797
59,959 Mondelez International, Inc. 3,488,415
16,107 Monster Beverage Corporation
a
1,430,785
59,285 PepsiCo, Inc. 8,917,057
66,853 Philip Morris International, Inc. 6,336,996
104,124 Procter & Gamble Company 14,556,535
21,944 Sysco Corporation 1,722,604
12,646 Tyson Foods, Inc. 998,275
30,796 Walgreens Boots Alliance, Inc. 1,448,952

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.8%) Value
Consumer Staples (5.8%) - continued
61,301 Wal-Mart Stores, Inc. $ 8,544,133
Total 90,460,603
Energy (2.7%)
16,215 APA Corporation 347,487
35,538 Baker Hughes Company 878,855
17,143 Cabot Oil & Gas Corporation 373,032
82,955 Chevron Corporation 8,415,785
57,440 ConocoPhillips 3,892,709
27,007 Devon Energy Corporation 959,019
7,300 Diamondback Energy, Inc. 691,091
25,044 EOG Resources, Inc. 2,010,282
181,598 Exxon Mobil Corporation 10,681,594
38,198 Halliburton Company 825,841
11,822 Hess Corporation 923,416
83,611 Kinder Morgan, Inc. 1,398,812
33,818 Marathon Oil Corporation 462,292
27,376 Marathon Petroleum Corporation 1,692,111
38,050 Occidental Petroleum Corporation 1,125,519
19,117 ONEOK, Inc. 1,108,595
18,787 Phillips 66 1,315,654
9,732 Pioneer Natural Resources
Company 1,620,475
59,985 Schlumberger, Ltd. 1,777,955
17,536 Valero Energy Corporation 1,237,515
52,115 Williams Companies, Inc. 1,351,863
Total 43,089,902
Financials (11.4%)
26,470 Aflac, Inc. 1,379,881
12,683 Allstate Corporation 1,614,673
27,602 American Express Company 4,624,163
36,684 American International Group, Inc. 2,013,585
4,879 Ameriprise Financial, Inc. 1,288,641
9,683 Aon plc 2,767,111
8,868 Arthur J. Gallagher & Company 1,318,228
2,523 Assurant, Inc. 398,003
317,640 Bank of America Corporation 13,483,818
34,064 Bank of New York Mellon
Corporation 1,765,878
79,513 Berkshire Hathaway, Inc.
a
21,702,278
6,137 BlackRock, Inc. 5,146,856
10,026 Brown & Brown, Inc. 555,942
19,136 Capital One Financial Corporation 3,099,458
4,574 Cboe Global Markets, Inc. 566,536
64,395 Charles Schwab Corporation 4,690,532
18,820 Chubb, Ltd. 3,264,894
6,430 Cincinnati Financial Corporation 734,435
86,938 Citigroup, Inc. 6,101,309
18,277 Citizens Financial Group, Inc. 858,653
15,405 CME Group, Inc. 2,979,019
5,745 Comerica, Inc. 462,473
12,846 Discover Financial Services 1,578,131
1,710 Everest Re Group, Ltd. 428,834
29,628 Fifth Third Bancorp 1,257,412
7,563 First Republic Bank 1,458,751
12,079 Franklin Resources, Inc. 358,988
14,460 Goldman Sachs Group, Inc. 5,466,314
14,892 Hartford Financial Services Group,
Inc. 1,046,163
63,337 Huntington Bancshares, Inc. 979,190
24,156 Intercontinental Exchange, Inc. 2,773,592
14,646 Invesco, Ltd. 353,115
128,176 J.P. Morgan Chase & Company 20,981,129
41,023 KeyCorp 886,917
Shares Common Stock (99.8%) Value
Financials (11.4%) - continued
7,577 Lincoln National Corporation $ 520,919
8,718 Loews Corporation 470,162
5,520 M&T Bank Corporation 824,357
1,630 MarketAxess Holdings, Inc. 685,725
21,732 Marsh & McLennan Companies,
Inc. 3,290,877
31,243 MetLife, Inc. 1,928,630
6,949 Moody's Corporation 2,467,659
62,611 Morgan Stanley 6,092,676
3,536 MSCI, Inc. 2,151,090
5,021 Nasdaq, Inc. 969,153
8,939 Northern Trust Corporation 963,714
18,357 People's United Financial, Inc. 320,697
18,230 PNC Financial Services Group,
Inc. 3,566,517
10,707 Principal Financial Group, Inc. 689,531
25,100 Progressive Corporation 2,268,789
16,592 Prudential Financial, Inc. 1,745,478
7,944 Raymond James Financial, Inc. 733,072
40,945 Regions Financial Corporation 872,538
10,338 S&P Global, Inc. 4,392,513
15,683 State Street Corporation 1,328,664
2,516 SVB Financial Group
a
1,627,550
24,437 Synchrony Financial 1,194,481
9,734 T. Rowe Price Group, Inc. 1,914,678
4,014 Torchmark Corporation 357,366
10,702 Travelers Companies, Inc. 1,626,811
57,257 Truist Financial Corporation 3,358,123
57,873 U.S. Bancorp 3,439,971
6,016 W.R. Berkley Corporation 440,251
176,143 Wells Fargo & Company 8,174,797
5,535 Willis Towers Watson plc 1,286,666
6,952 Zions Bancorporations NA 430,259
Total 178,518,616
Health Care (13.2%)
76,045 Abbott Laboratories 8,983,196
75,803 AbbVie, Inc. 8,176,870
1,947 ABIOMED, Inc.
a
633,787
13,016 Agilent Technologies, Inc. 2,050,410
3,152 Align Technology, Inc.
a
2,097,435
6,417 AmerisourceBergen Corporation 766,511
24,358 Amgen, Inc. 5,179,729
10,458 Anthem, Inc. 3,898,742
21,444 Baxter International, Inc. 1,724,741
12,319 Becton, Dickinson and Company 3,028,257
6,393 Biogen, Inc.
a
1,809,155
922 Bio-Rad Laboratories, Inc.
a
687,766
1,668 Bio-Techne Corporation 808,263
61,076 Boston Scientific Corporation
a
2,650,088
95,317 Bristol-Myers Squibb Company 5,639,907
12,446 Cardinal Health, Inc. 615,579
7,307 Catalent, Inc.
a
972,342
25,010 Centene Corporation
a
1,558,373
12,679 Cerner Corporation 894,123
2,162 Charles River Laboratories
International, Inc.
a
892,192
14,589 Cigna Holding Company 2,920,134
2,112 Cooper Companies, Inc. 872,911
56,603 CVS Health Corporation 4,803,331
27,254 Danaher Corporation 8,297,208
2,877 DaVita, Inc.
a
334,480
9,375 Dentsply Sirona, Inc. 544,219
4,150 Dexcom, Inc.
a
2,269,469
26,737 Edwards Lifesciences Corporation
a
3,026,896

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.8%) Value
Health Care (13.2%) - continued
34,057 Eli Lilly and Company $ 7,868,870
53,782 Gilead Sciences, Inc. 3,756,673
10,574 HCA Healthcare, Inc. 2,566,521
5,992 Henry Schein, Inc.
a
456,351
10,873 Hologic, Inc.
a
802,536
5,512 Humana, Inc. 2,144,995
3,649 IDEXX Laboratories, Inc.
a
2,269,313
6,293 Illumina, Inc.
a
2,552,504
8,052 Incyte Corporation
a
553,817
5,100 Intuitive Surgical, Inc.
a
5,070,165
8,219 IQVIA Holding, Inc.
a
1,968,779
112,920 Johnson & Johnson 18,236,580
4,148 Laboratory Corporation of America
Holdings
a
1,167,413
6,635 McKesson Corporation 1,322,886
57,646 Medtronic plc 7,225,926
108,583 Merck & Company, Inc. 8,155,669
992 Mettler-Toledo International, Inc.
a
1,366,341
15,063 Moderna, Inc.
a
5,797,146
10,875 Organon and Company 356,591
4,809 PerkinElmer, Inc. 833,352
240,497 Pfizer, Inc. 10,343,776
5,241 Quest Diagnostics, Inc. 761,570
4,508 Regeneron Pharmaceuticals, Inc.
a
2,728,151
6,242 ResMed, Inc. 1,645,079
4,279 STERIS plc 874,114
14,396 Stryker Corporation 3,796,513
2,008 Teleflex, Inc. 756,112
16,876 Thermo Fisher Scientific, Inc. 9,641,765
40,446 UnitedHealth Group, Inc. 15,803,870
3,255 Universal Health Services, Inc. 450,394
11,128 Vertex Pharmaceuticals, Inc.
a
2,018,508
51,872 Viatris, Inc. 702,866
2,632 Waters Corporation
a
940,414
3,173 West Pharmaceutical Services,
Inc. 1,347,065
8,958 Zimmer Biomet Holdings, Inc. 1,311,093
20,330 Zoetis, Inc. 3,946,866
Total 207,676,698
Industrials (8.5%)
24,821 3M Company 4,354,100
5,713 A.O. Smith Corporation 348,893
5,372 Alaska Air Group, Inc.
a
314,799
3,847 Allegion plc 508,496
27,773 American Airlines Group, Inc.
a
569,902
9,918 AMETEK, Inc. 1,229,931
23,634 Boeing Company
a
5,198,062
5,650 C.H. Robinson Worldwide, Inc. 491,550
37,220 Carrier Global Corporation 1,926,507
23,484 Caterpillar, Inc. 4,508,223
3,754 Cintas Corporation 1,428,998
9,133 Copart, Inc.
a
1,266,930
31,493 Corteva, Inc. 1,325,225
96,706 CSX Corporation 2,876,036
6,160 Cummins, Inc. 1,383,290
12,176 Deere & Company 4,079,812
27,449 Delta Air Lines, Inc.
a
1,169,602
6,175 Dover Corporation 960,212
17,098 Eaton Corporation plc 2,552,902
25,642 Emerson Electric Company 2,415,476
5,226 Equifax, Inc. 1,324,373
7,287 Expeditors International of
Washington, Inc. 868,100
24,653 Fastenal Company 1,272,341
Shares Common Stock (99.8%) Value
Industrials (8.5%) - continued
10,550 FedEx Corporation $ 2,313,510
15,373 Fortive Corporation 1,084,873
5,914 Fortune Brands Home and
Security, Inc. 528,830
2,708 Generac Holdings, Inc.
a
1,106,678
9,952 General Dynamics Corporation 1,950,891
47,084 General Electric Company 4,851,065
29,614 Honeywell International, Inc. 6,286,460
16,558 Howmet Aerospace, Inc. 516,610
1,722 Huntington Ingalls Industries, Inc. 332,449
3,260 IDEX Corporation 674,657
17,098 IHS Markit, Ltd. 1,993,969
12,295 Illinois Tool Works, Inc. 2,540,516
17,380 Ingersoll - Rand, Inc.
a
876,126
5,590 Jacobs Engineering Group, Inc. 740,843
3,610 JB Hunt Transport Services, Inc. 603,664
30,551 Johnson Controls International plc 2,079,912
3,902 Kansas City Southern 1,056,037
8,619 L3Harris Technologies, Inc. 1,898,249
22,151 Linde plc 6,498,660
10,572 Lockheed Martin Corporation 3,648,397
10,602 Masco Corporation 588,941
15,391 Nielsen Holdings plc 295,353
10,594 Norfolk Southern Corporation 2,534,615
6,456 Northrop Grumman Corporation 2,325,128
4,024 Old Dominion Freight Line, Inc. 1,150,784
18,307 Otis Worldwide Corporation 1,506,300
14,892 PACCAR, Inc. 1,175,277
5,536 Parker-Hannifin Corporation 1,547,976
7,115 Pentair, Ltd. 516,762
5,969 Quanta Services, Inc. 679,392
64,680 Raytheon Technologies
Corporation 5,559,893
9,013 Republic Services, Inc. 1,082,101
4,803 Robert Half International, Inc. 481,885
4,977 Rockwell Automation, Inc. 1,463,437
9,709 Rollins, Inc. 343,019
4,522 Roper Industries, Inc. 2,017,400
2,315 Snap-On, Inc. 483,719
25,378 Southwest Airlines Company
a
1,305,191
6,990 Stanley Black & Decker, Inc. 1,225,417
1,999 Teledyne Technologies, Inc.
a
858,730
9,614 Textron, Inc. 671,153
10,192 Trane Technologies plc 1,759,649
2,246 TransDigm Group, Inc.
a
1,402,784
27,973 Union Pacific Corporation 5,482,988
13,881 United Airlines Holdings, Inc.
a
660,319
31,240 United Parcel Service, Inc. 5,688,804
3,105 United Rentals, Inc.
a
1,089,638
6,921 Verisk Analytics, Inc. 1,386,069
1,876 W.W. Grainger, Inc. 737,381
8,109 Wabtec Corporation 699,077
16,618 Waste Management, Inc. 2,482,064
7,728 Xylem, Inc. 955,799
Total 134,113,201
Information Technology (27.6%)
27,201 Accenture plc 8,702,144
20,435 Adobe, Inc.
a
11,764,838
52,030 Advanced Micro Devices, Inc.
a
5,353,887
6,985 Akamai Technologies, Inc.
a
730,561
25,659 Amphenol Corporation 1,879,009
23,073 Analog Devices, Inc. 3,864,266
3,743 ANSYS, Inc.
a
1,274,304
673,604 Apple, Inc. 95,314,966

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.8%) Value
Information Technology (27.6%) - continued
39,205 Applied Materials, Inc. $ 5,046,860
2,402 Arista Networks, Inc.
a
825,423
9,437 Autodesk, Inc.
a
2,691,149
18,148 Automatic Data Processing, Inc. 3,628,148
17,598 Broadcom, Ltd. 8,533,798
4,983 Broadridge Financial Solutions,
Inc. 830,367
11,872 Cadence Design Systems, Inc.
a
1,797,896
5,898 CDW Corporation 1,073,554
5,785 Ceridian HCM Holding, Inc.
a
651,507
180,767 Cisco Systems, Inc. 9,839,148
5,329 Citrix Systems, Inc. 572,175
22,545 Cognizant Technology Solutions
Corporation 1,673,064
32,970 Corning, Inc. 1,203,075
10,805 DXC Technology Company
a
363,156
5,775 Enphase Energy, Inc.
a
866,077
2,587 F5 Networks, Inc.
a
514,244
26,496 Fidelity National Information
Services, Inc. 3,224,033
25,565 Fiserv, Inc.
a
2,773,802
3,543 FleetCor Technologies, Inc.
a
925,680
5,815 Fortinet, Inc.
a
1,698,213
3,588 Gartner, Inc.
a
1,090,321
12,600 Global Payments, Inc. 1,985,508
56,017 Hewlett Packard Enterprise
Company 798,242
51,528 HP, Inc. 1,409,806
174,024 Intel Corporation 9,271,999
38,447 International Business Machines
Corporation 5,341,442
11,721 Intuit, Inc. 6,323,597
1,537 IPG Photonics Corporation
a
243,461
3,186 Jack Henry & Associates, Inc. 522,695
13,947 Juniper Networks, Inc. 383,821
7,902 Keysight Technologies, Inc.
a
1,298,220
6,552 KLA-Tencor Corporation 2,191,710
6,113 Lam Research Corporation 3,479,214
6,072 Leidos Holdings, Inc. 583,701
37,368 Mastercard, Inc. 12,992,106
11,755 Microchip Technology, Inc. 1,804,275
48,289 Micron Technology, Inc. 3,427,553
322,349 Microsoft Corporation 90,876,630
1,852 Monolithic Power Systems, Inc. 897,627
7,263 Motorola Solutions, Inc. 1,687,340
9,609 NetApp, Inc. 862,504
24,934 NortonLifeLock, Inc. 630,830
106,894 NVIDIA Corporation 22,144,161
11,373 NXP Semiconductors NV 2,227,630
70,660 Oracle Corporation 6,156,606
13,737 Paychex, Inc. 1,544,726
2,062 Paycom Software, Inc.
a
1,022,236
50,403 PayPal Holdings, Inc.
a
13,115,365
4,532 PTC, Inc.
a
542,888
4,767 Qorvo, Inc.
a
796,995
48,385 QUALCOMM, Inc. 6,240,697
41,673 Salesforce.com, Inc.
a
11,302,551
8,982 Seagate Technology Holdings 741,195
8,497 ServiceNow, Inc.
a
5,287,428
7,084 Skyworks Solutions, Inc. 1,167,302
6,545 Synopsys, Inc.
a
1,959,638
14,069 TE Connectivity, Ltd. 1,930,548
7,076 Teradyne, Inc. 772,487
39,601 Texas Instruments, Inc. 7,611,708
10,793 Trimble, Inc.
a
887,724
Shares Common Stock (99.8%) Value
Information Technology (27.6%) - continued
1,752 Tyler Technologies, Inc.
a
$ 803,555
4,175 VeriSign, Inc.
a
855,917
72,391 Visa, Inc. 16,125,095
13,145 Western Digital Corporation
a
741,904
17,430 Western Union Company 352,435
10,615 Xilinx, Inc. 1,602,759
2,291 Zebra Technologies Corporation
a
1,180,827
Total 432,832,323
Materials (2.0%)
9,495 Air Products and Chemicals, Inc. 2,431,764
5,017 Albemarle Corporation 1,098,572
66,135 Amcor plc 766,505
3,555 Avery Dennison Corporation 736,631
14,010 Ball Corporation 1,260,480
4,766 Celanese Corporation 717,950
9,227 CF Industries Holdings, Inc. 515,051
31,990 Dow, Inc. 1,841,344
22,436 DuPont de Nemours, Inc. 1,525,424
5,824 Eastman Chemical Company 586,710
10,676 Ecolab, Inc. 2,227,227
5,521 FMC Corporation 505,503
62,972 Freeport-McMoRan, Inc. 2,048,479
10,684 International Flavors & Fragrances,
Inc. 1,428,664
16,765 International Paper Company 937,499
11,336 LyondellBasell Industries NV 1,063,884
2,676 Martin Marietta Materials, Inc. 914,336
14,829 Mosaic Company 529,692
34,278 Newmont Mining Corporation 1,861,295
12,598 Nucor Corporation 1,240,777
4,075 Packaging Corporation of America 560,068
10,181 PPG Industries, Inc. 1,455,985
6,430 Sealed Air Corporation 352,300
10,391 Sherwin-Williams Company 2,906,674
5,691 Vulcan Materials Company 962,690
11,453 WestRock Company 570,703
Total 31,046,207
Real Estate (2.6%)
5,947 Alexandria Real Estate Equities,
Inc. 1,136,293
19,523 American Tower Corporation 5,181,599
5,989 AvalonBay Communities, Inc. 1,327,402
6,096 Boston Properties, Inc. 660,502
14,401 CBRE Group, Inc.
a
1,402,081
18,539 Crown Castle International
Corporation 3,213,179
12,122 Digital Realty Trust, Inc. 1,751,023
16,229 Duke Realty Corporation 776,882
3,850 Equinix, Inc. 3,042,001
14,617 Equity Residential 1,182,808
2,790 Essex Property Trust, Inc. 892,075
5,740 Extra Space Storage, Inc. 964,263
3,002 Federal Realty Investment Trust 354,206
23,119 Healthpeak Properties, Inc. 774,024
30,626 Host Hotels & Resorts, Inc.
a
500,123
12,416 Iron Mountain, Inc. 539,475
26,317 Kimco Realty Corporation 546,078
4,977 Mid-America Apartment
Communities, Inc. 929,455
31,710 Prologis, Inc. 3,977,385
6,539 Public Storage, Inc. 1,942,737
16,703 Realty Income Corporation 1,083,357
6,558 Regency Centers Corporation 441,550

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.8%) Value
Real Estate (2.6%) - continued
4,699 SBA Communications Corporation $ 1,553,348
14,096 Simon Property Group, Inc. 1,832,057
11,969 UDR, Inc. 634,118
16,878 Ventas, Inc. 931,834
6,820 Vornado Realty Trust 286,508
18,126 Welltower, Inc. 1,493,582
32,162 Weyerhaeuser Company 1,144,002
Total 40,493,947
Utilities (2.4%)
28,583 AES Corporation 652,550
10,735 Alliant Energy Corporation 600,945
11,030 Ameren Corporation 893,430
21,458 American Electric Power
Company, Inc. 1,741,960
7,785 American Water Works Company,
Inc. 1,315,976
5,610 Atmos Energy Corporation 494,802
25,432 CenterPoint Energy, Inc. 625,627
12,425 CMS Energy Corporation 742,145
15,158 Consolidated Edison, Inc. 1,100,319
34,680 Dominion Energy, Inc. 2,532,334
8,311 DTE Energy Company 928,422
33,001 Duke Energy Corporation 3,220,568
16,287 Edison International, Inc. 903,440
8,620 Entergy Corporation 856,052
9,836 Evergy, Inc. 611,799
14,740 Eversource Energy 1,205,142
41,944 Exelon Corporation 2,027,573
23,343 FirstEnergy Corporation 831,478
84,149 NextEra Energy, Inc. 6,607,380
16,832 NiSource, Inc. 407,839
10,500 NRG Energy, Inc. 428,715
4,838 Pinnacle West Capital Corporation 350,078
33,012 PPL Corporation 920,375
21,687 Public Service Enterprise Group,
Inc. 1,320,738
13,697 Sempra Energy 1,732,671
45,418 Southern Company 2,814,554
13,531 WEC Energy Group, Inc. 1,193,434
23,096 Xcel Energy, Inc. 1,443,500
Total 38,503,846
Total Common Stock
(cost $615,843,050) 1,567,302,364
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
1,144,218 Thrivent Cash Management Trust 1,144,218
Total Collateral Held for
Securities Loaned
(cost $1,144,218) 1,144,218
Shares or
Principal
Amount Short-Term Investments ( 0.2% ) Value
Federal Home Loan Bank Discount
Notes
300,000 0.040%, 11/17/2021
c,d
299,984
100,000 0.040%, 11/18/2021
c,d
99,995
Shares or
Principal
Amount Short-Term Investments (0.2%) Value
Thrivent Core Short-Term Reserve
Fund
268,964 0.120% $ 2,689,641
Total Short-Term Investments
(cost $3,089,620) 3,089,620
Total Investments (cost
$620,076,888) 100.1% $1,571,536,202
Other Assets and Liabilities, Net
(0.1%) (887,586)
Total Net Assets 100.0% $1,570,648,616
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Index Portfolio as of September 30, 2021:
Securities Lending Transactions
Common Stock $ 1,075,991
Total lending $1,075,991
Gross amount payable upon return of
collateral for securities loaned $1,144,218
Net amounts due to counterparty $68,227

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2021, in valuing Large Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 165,305,091 165,305,091 – –
Consumer Discretionary 205,261,930 205,261,930 – –
Consumer Staples 90,460,603 90,460,603 – –
Energy 43,089,902 43,089,902 – –
Financials 178,518,616 178,518,616 – –
Health Care 207,676,698 207,676,698 – –
Industrials 134,113,201 134,113,201 – –
Information Technology 432,832,323 432,832,323 – –
Materials 31,046,207 31,046,207 – –
Real Estate 40,493,947 40,493,947 – –
Utilities 38,503,846 38,503,846 – –
Short-Term Investments 399,979 – 399,979 –
Subtotal Investments in Securities $1,567,702,343 $1,567,302,364 $399,979 $–
Other Investments  * Total
Affiliated Short-Term Investments 2,689,641
Collateral Held for Securities Loaned 1,144,218
Subtotal Other Investments $3,833,859
Total Investments at Value $1,571,536,202
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 127,013 127,013 – –
Total Liability Derivatives $127,013 $127,013 $– $–
The following table presents Large Cap Index Portfolio's futures contracts held as of September 30, 2021. Investments and/or cash totaling
$399,979 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME E-mini S&P 500 Index 18 December 2021 $ 3,994,988 ( $ 127,013)
Total Futures Long Contracts $ 3,994,988 ( $ 127,013)
Total Futures Contracts $ 3,994,988 ($127,013)

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
9/30/2021
Shares Held at
9/30/2021
% of Net
Assets
9/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% $7,873 $39,667 $44,850 $2,690 269 0.2%
Total Affiliated Short-Term Investments 7,873 2,690 0.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 2,529 13,569 14,954 1,144 1,144 0.1
Total Collateral Held for Securities Loaned 2,529 1,144 0.1
Total Value $10,402 $3,834
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 9/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% $– $– $ – $6
Total Income/Non Income Cash from Affiliated
Investments $6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 3
Total Affiliated Income from Securities Loaned, Net $3
Total Value $– $– $ –

Large Cap Value Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.5% ) Value
Communications Services (6.6%)
13,719 Alphabet, Inc., Class C
a
$ 36,565,388
968,368 Comcast Corporation 54,160,822
512,923 Discovery, Inc., Class A
a,b
13,017,986
915,325 Verizon Communications, Inc. 49,436,703
Total 153,180,899
Consumer Discretionary (7.3%)
180,151 Aptiv plc
a
26,837,095
14,795 AutoZone, Inc.
a
25,121,762
203,021 D.R. Horton, Inc. 17,047,673
267,900 Lowe's Companies, Inc. 54,346,194
56,782 Mohawk Industries, Inc.
a
10,073,127
312,198 Sony Group Corporation ADR 34,522,855
Total 167,948,706
Consumer Staples (6.5%)
84,819 Kimberly-Clark Corporation 11,233,428
232,628 Lamb Weston Holdings, Inc. 14,276,380
559,805 Philip Morris International, Inc. 53,063,916
196,913 Sysco Corporation 15,457,671
401,356 Wal-Mart Stores, Inc. 55,940,999
Total 149,972,394
Energy (6.2%)
671,627 BP plc ADR 18,355,566
403,845 ConocoPhillips 27,368,576
683,162 Devon Energy Corporation 24,259,082
758,001 Enterprise Products Partners, LP 16,403,142
149,729 Exxon Mobil Corporation 8,807,060
387,739 Halliburton Company 8,382,917
253,011 Marathon Petroleum Corporation 15,638,610
149,492 Pioneer Natural Resources
Company 24,891,913
Total 144,106,866
Financials (23.5%)
1,878,279 Bank of America Corporation 79,732,944
140,793 Capital One Financial Corporation 22,804,242
450,228 Charles Schwab Corporation 32,794,607
173,918 Chubb, Ltd. 30,171,295
297,548 Comerica, Inc. 23,952,614
144,029 Discover Financial Services 17,693,963
544,009 Equitable Holdings, Inc. 16,124,427
487,305 J.P. Morgan Chase & Company 79,766,955
96,940 Marsh & McLennan Companies,
Inc. 14,679,624
517,087 Morgan Stanley 50,317,736
313,380 Raymond James Financial, Inc. 28,918,706
184,741 State Street Corporation 15,651,257
109,433 Torchmark Corporation 9,742,820
581,188 Truist Financial Corporation 34,086,676
938,033 Wells Fargo & Company 43,534,112
342,922 Zions Bancorporations NA 21,223,443
55,409 Zurich Insurance Group AG 22,657,868
Total 543,853,289
Health Care (15.2%)
216,284 AbbVie, Inc. 23,330,555
91,195 Anthem, Inc. 33,997,496
83,254 Biogen, Inc.
a
23,560,049
277,665 Centene Corporation
a
17,301,306
131,192 Cigna Holding Company 26,259,391
206,787 CVS Health Corporation 17,547,945
338,270 GlaxoSmithKline plc ADR 12,925,297
Shares Common Stock (98.5%) Value
Health Care (15.2%) - continued
126,711 HCA Healthcare, Inc. $ 30,755,294
313,593 Johnson & Johnson 50,645,270
373,868 Medtronic plc 46,864,354
609,073 Merck & Company, Inc. 45,747,473
157,237 Zimmer Biomet Holdings, Inc. 23,013,207
Total 351,947,637
Industrials (12.9%)
128,499 Carlisle Companies, Inc. 25,544,316
127,374 Crane Company 12,076,329
634,805 CSX Corporation 18,879,101
701,056 Delta Air Lines, Inc.
a
29,871,996
143,012 General Dynamics Corporation 28,034,642
553,010 Johnson Controls International plc 37,648,921
26,028 Kansas City Southern 7,044,218
126,690 L3Harris Technologies, Inc. 27,902,206
85,359 Parker-Hannifin Corporation 23,868,083
258,719 Raytheon Technologies
Corporation 22,239,485
232,346 United Parcel Service, Inc. 42,310,207
62,928 United Rentals, Inc.
a
22,083,323
Total 297,502,827
Information Technology (10.5%)
1,212,876 Cisco Systems, Inc. 66,016,841
198,004 Microsoft Corporation 55,821,288
235,431 QUALCOMM, Inc. 30,365,890
563,700 Samsung Electronics Company,
Ltd. 34,946,357
1,511,415 Telefonaktiebolaget LM Ericsson
ADR 16,927,848
155,796 Texas Instruments, Inc. 29,945,549
57,395 VMware, Inc.
a,b
8,534,636
Total 242,558,409
Materials (4.5%)
634,874 Axalta Coating Systems, Ltd.
a
18,531,972
571,028 CF Industries Holdings, Inc. 31,874,783
130,246 Eastman Chemical Company 13,120,982
104,146 LyondellBasell Industries NV 9,774,102
29,451 Martin Marietta Materials, Inc. 10,062,818
220,689 Nucor Corporation 21,735,659
Total 105,100,316
Real Estate (2.8%)
298,380 American Campus Communities,
Inc. 14,456,511
66,982 AvalonBay Communities, Inc. 14,845,890
172,389 CBRE Group, Inc.
a
16,783,793
1,152,699 Host Hotels & Resorts, Inc.
a
18,823,575
Total 64,909,769
Utilities (2.5%)
244,498 Duke Energy Corporation 23,860,560
141,956 Entergy Corporation 14,097,651
385,848 Exelon Corporation 18,651,892
Total 56,610,103
Total Common Stock
(cost $1,529,915,682) 2,277,691,215

Large Cap Value Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 0.9% ) Value
20,998,385 Thrivent Cash Management Trust $ 20,998,385
Total Collateral Held for
Securities Loaned
(cost $20,998,385) 20,998,385
Shares Short-Term Investments ( 1.6% ) Value
Thrivent Core Short-Term Reserve
Fund
3,766,601 0.120% 37,666,015
Total Short-Term Investments
(cost $37,655,910) 37,666,015
Total Investments (cost
$1,588,569,977) 101.0% $2,336,355,615
Other Assets and Liabilities, Net
(1.0%) (22,812,833)
Total Net Assets 100.0% $2,313,542,782
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Portfolio as of September 30, 2021:
Securities Lending Transactions
Common Stock $ 20,441,726
Total lending $20,441,726
Gross amount payable upon return of
collateral for securities loaned $20,998,385
Net amounts due to counterparty $556,659
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2021, in valuing Large Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 153,180,899 153,180,899 – –
Consumer Discretionary 167,948,706 167,948,706 – –
Consumer Staples 149,972,394 149,972,394 – –
Energy 144,106,866 144,106,866 – –
Financials 543,853,289 521,195,421 22,657,868 –
Health Care 351,947,637 351,947,637 – –
Industrials 297,502,827 297,502,827 – –
Information Technology 242,558,409 207,612,052 34,946,357 –
Materials 105,100,316 105,100,316 – –
Real Estate 64,909,769 64,909,769 – –
Utilities 56,610,103 56,610,103 – –
Subtotal Investments in Securities $2,277,691,215 $2,220,086,990 $57,604,225 $–
Other Investments  * Total
Affiliated Short-Term Investments 37,666,015
Collateral Held for Securities Loaned 20,998,385
Subtotal Other Investments $58,664,400
Total Investments at Value $2,336,355,615
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Large Cap Value Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
9/30/2021
Shares Held at
9/30/2021
% of Net
Assets
9/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% $36,041 $213,980 $212,355 $37,666 3,767 1.6%
Total Affiliated Short-Term Investments 36,041 37,666 1.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 24,924 226,403 230,329 20,998 20,998 0.9
Total Collateral Held for Securities Loaned 24,924 20,998 0.9
Total Value $60,965 $58,664
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 9/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% $– $– $ – $54
Total Income/Non Income Cash from Affiliated
Investments $54
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 112
Total Affiliated Income from Securities Loaned, Net $112
Total Value $– $– $ –

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 98.1% ) Value
Asset-Backed Securities (20.0%)
510 Asset Backed 2021-NPL1
Trust
$ 3,643,620
2.240%,  11/25/2069, Ser.
2021-NPL1, Class A1
a,b
$ 3,643,047
510 Assets Backed Trust
2,698,519
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
a,b
2,697,682
522 Funding CLO, Ltd.
4,500,000
1.174%,  (LIBOR 3M +
1.040%), 10/20/2031, Ser.
2018-3A, Class AR
a,c
4,501,449
Affirm Asset Securitization Trust
3,000,000
0.880%,  8/15/2025, Ser.
2021-A, Class A
*
3,006,515
Aimco CLO 11, Ltd.
5,000,000
1.506%,  (LIBOR 3M +
1.380%), 10/15/2031, Ser.
2020-11A, Class A1
a,c
5,001,305
Arch Street CLO, Ltd.
3,500,000
1.834%,  (LIBOR 3M +
1.700%), 10/20/2028, Ser.
2016-2A, Class BR2
a,c
3,500,140
Ares XXXVII CLO, Ltd.
3,400,000
1.296%,  (LIBOR 3M +
1.170%), 10/15/2030, Ser.
2015-4A, Class A1R
a,c
3,400,037
Arkansas Student Loan Authority
3,171,917
1.029%,  (LIBOR 3M +
0.900%), 11/25/2043, Ser.
2010-1A
c
3,189,380
Atrium IX
2,000,000
1.111%,  (LIBOR 3M +
0.990%), 5/28/2030, Ser. 9A,
Class AR2
a,c
2,001,028
Avant Credit Card Master Trust
4,500,000
1.370%,  4/15/2027, Ser.
2021-1A, Class A
a
4,484,704
Benefit Street Partners CLO II, Ltd.
3,000,000
1.576%,  (LIBOR 3M +
1.450%), 7/15/2029, Ser.
2013-IIA, Class A2R2
a,c
2,998,983
Benefit Street Partners CLO IV, Ltd.
4,500,000
1.314%,  (LIBOR 3M +
1.180%), 1/20/2032, Ser.
2014-IVA, Class ARRR
a,c
4,503,200
BHG Securitization Trust
4,750,000
0.900%,  10/17/2034, Ser.
2021-B, Class A
a
4,747,469
BlueMountain CLO, Ltd.
2,441,248
1.364%,  (LIBOR 3M +
1.230%), 1/20/2029, Ser.
2013-1A, Class A1R2
a,c
2,441,336
1,350,000
1.134%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-3A, Class A1R
a,c
1,345,884
CarVal CLO II, Ltd.
4,500,000
1.244%,  (LIBOR 3M +
1.110%), 4/20/2032, Ser.
2019-1A, Class ANR
a,c
4,505,022
CBAM, Ltd.
5,000,000
1.406%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
a,c
5,000,200
Principal
Amount Long-Term Fixed Income (98.1%) Value
Asset-Backed Securities (20.0%) - continued
Colony American Finance, Ltd.
$ 3,000,000
2.239%,  3/26/2029, Ser.
2021-RTL1, Class A1
a,b
$ 3,005,044
Commonbond Student Loan Trust
455,912
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
464,149
1,160,398
0.586%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
a,c
1,152,834
Conn's Receivables Funding
346,919
1.710%,  6/16/2025, Ser.
2020-A, Class A
a
347,152
CoreVest American Finance Trust
1,001,445
3.804%,  6/15/2051, Ser.
2018-1, Class A
a
1,023,298
Earnest Student Loan Program,
LLC
356,379
2.650%,  1/25/2041, Ser.
2017-A, Class A2
a
357,132
ECMC Group Student Loan Trust
4,377,631
1.236%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
a,c
4,466,921
Education Funding Trust
2,272,013
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
2,325,218
Flatiron CLO, Ltd.
3,500,000
1.575%,  (LIBOR 3M +
1.450%), 5/15/2030, Ser.
2017-1A, Class BR
a,c
3,478,468
Freedom ABS Trust
220,939
2.520%,  3/18/2027, Ser.
2020-FP1, Class A
a
221,472
Galaxy XX CLO, Ltd.
3,750,000
1.134%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
a,c
3,750,075
Galaxy XXIII CLO, Ltd.
3,800,000
1.475%,  (LIBOR 3M +
1.350%), 4/24/2029, Ser.
2017-23A, Class B1R
a,c
3,798,560
Garrison BSL CLO, Ltd.
2,896,859
1.104%,  (LIBOR 3M +
0.970%), 7/17/2028, Ser.
2018-3A, Class A1
a,c
2,896,926
Genesis Sales Finance Master
Trust
3,500,000
1.650%,  9/22/2025, Ser.
2020-AA, Class A
a
3,520,750
5,000,000
1.200%,  12/21/2026, Ser.
2021-AA, Class A
a
4,986,308
GoldenTree Loan Opportunities,
Ltd.
3,000,000
1.430%,  (LIBOR 3M +
1.300%), 10/29/2029, Ser.
2014-9A, Class AJR2
a,c
3,000,789
Goldman Home Improvement Trust
3,209,322
1.150%,  6/25/2051, Ser.
2021-GRN2, Class A
a
3,193,135
Golub Capital Partners, Ltd.
5,028,926
1.284%,  (LIBOR 3M +
1.150%), 10/20/2028, Ser.
2018-39A, Class A1
a,c
5,029,057

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
Asset-Backed Securities (20.0%) - continued
Gracie Point International Funding
$ 3,999,987
0.836%,  (LIBOR 1M +
0.750%), 11/1/2023, Ser.
2021-1A, Class A
a,c
$ 3,999,987
Invitation Homes Trust
5,895,145
1.184%,  (LIBOR 1M +
1.100%), 1/17/2038, Ser.
2018-SFR4, Class A
a,c
5,904,208
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
1,558,291
0.866%,  (LIBOR 1M +
0.780%), 3/25/2051, Ser.
2021-1
c
1,566,880
Lendingpoint Asset Securitization
Trust
3,607,051
1.000%,  12/15/2028, Ser.
2021-A, Class A
a
3,607,994
Longfellow Place CLO, Ltd.
6,700,000
1.876%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
a,c
6,700,060
Madison Park Funding XI, Ltd.
2,000,000
1.588%,  (LIBOR 3M +
1.450%), 7/23/2029, Ser.
2013-11A, Class BR2
a,c
2,000,048
Madison Park Funding XXV, Ltd.
5,000,000
1.775%,  (LIBOR 3M +
1.650%), 4/25/2029, Ser.
2017-25A, Class A2R
a,c
5,000,325
Madison Park Funding, Ltd.
3,500,000
1.734%,  (LIBOR 3M +
1.600%), 1/20/2029, Ser.
2012-10A, Class BR3
a,c
3,500,105
Mercury Financial Credit Card
Master Trust
2,500,000
1.540%,  3/20/2026, Ser.
2021-1A, Class A
a
2,507,006
Mountain View CLO, Ltd.
1,000,000
1.246%,  (LIBOR 3M +
1.120%), 7/15/2031, Ser.
2015-9A, Class A1R
a,c
1,000,002
MRA Issuance Trust
3,000,000
1.836%,  (LIBOR 1M +
1.750%), 2/16/2022, Ser.
2021-EBO4, Class A1X
a,c
3,000,731
National Collegiate Trust
976,262
0.381%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,c
959,795
Navient Private Education Refi
Loan Trust
2,282,374
1.060%,  10/15/2069, Ser.
2021-CA, Class A
a
2,286,208
Navient Student Loan Trust
1,426,239
0.686%,  (LIBOR 1M +
0.600%), 7/26/2066, Ser.
2017-3A, Class A2
a,c
1,429,769
268,449
0.836%,  (LIBOR 1M +
0.750%), 7/26/2066, Ser.
2017-1A, Class A2
a,c
268,545
Principal
Amount Long-Term Fixed Income (98.1%) Value
Asset-Backed Securities (20.0%) - continued
Neuberger Berman CLO XIV, Ltd.
$ 2,500,000
1.162%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
a,c
$ 2,497,483
Neuberger Berman CLO, Ltd.
3,000,000
1.168%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
a,c
3,000,711
Neuberger Berman Loan Advisers
CLO, Ltd.
4,500,000
1.104%,  (LIBOR 3M +
0.970%), 7/20/2031, Ser.
2020-37A, Class AR
a,c
4,500,270
New Hampshire Higher Education
Loan Corporation
3,447,780
1.286%,  (LIBOR 1M +
1.200%), 9/25/2060, Ser.
2020-1, Class A1B
c
3,557,385
Northstar Education Finance, Inc.
568,479
0.786%,  (LIBOR 1M +
0.700%), 12/26/2031, Ser.
2012-1, Class A
a,c
571,061
OCP CLO
2,500,000
1.666%,  (LIBOR 3M +
1.550%), 7/15/2030, Ser.
2017-13A, Class A2R
a,c
2,499,998
Octagon Investment Partners XVII,
Ltd.
2,500,000
1.125%,  (LIBOR 3M +
1.000%), 1/25/2031, Ser.
2013-1A, Class A1R2
a,c
2,500,743
OneMain Financial Issuance Trust
3,500,000
1.750%,  9/14/2035, Ser.
2020-2A, Class A
a
3,546,031
OZLM VIII, Ltd.
4,067,983
1.304%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
a,c
4,068,280
OZLM XI, Ltd.
2,967,561
1.379%,  (LIBOR 3M +
1.250%), 10/30/2030, Ser.
2015-11A, Class A1R
a,c
2,968,264
Progress Residential Trust
2,997,040
3.422%,  8/17/2035, Ser.
2019-SFR1, Class A
a
3,028,477
2,000,000
2.078%,  6/18/2037, Ser.
2020-SFR2, Class A
a
2,031,240
SLM Student Loan Trust
2,335,692
0.486%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
c
2,298,215
Small Business Lending Trust
243,912
2.620%,  12/15/2026, Ser.
2020-A, Class A
a
244,465
SoFi Consumer Loan Program
Trust
199,025
2.020%,  1/25/2029, Ser.
2020-1, Class A
a
200,267
SoFi Professional Loan Program,
LLC
80,591
0.936%,  (LIBOR 1M +
0.850%), 7/25/2039, Ser.
2016-E, Class A1
a,c
80,707

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
Asset-Backed Securities (20.0%) - continued
Sound Point CLO XIV, Ltd.
$ 4,500,000
1.638%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2016-3A, Class B1R
a,c
$ 4,498,659
Sound Point CLO XV, Ltd.
6,000,000
1.638%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2017-1A, Class BR
a,c
6,000,396
Sound Point CLO XX, Ltd.
4,000,000
1.225%,  (LIBOR 3M +
1.100%), 7/26/2031, Ser.
2018-2A, Class A
a,c
4,001,060
THL Credit Wind River CLO, Ltd.
1,500,000
1.564%,  (LIBOR 3M +
1.430%), 10/20/2033, Ser.
2020-1A, Class A
a,c
1,503,972
Toorak Mortgage Corporation, Ltd.
3,000,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
a,b
3,001,538
Upstart Securitization Trust
261,956
2.684%,  1/21/2030, Ser.
2019-3, Class A
*
262,581
880,563
2.322%,  4/22/2030, Ser.
2020-1, Class A
*
884,826
1,248,214
1.702%,  11/20/2030, Ser.
2020-3, Class A
*
1,254,378
1,988,232
0.870%,  3/20/2031, Ser.
2021-1, Class A
*
1,991,811
3,341,245
0.910%,  6/20/2031, Ser.
2021-2, Class A
*
3,345,079
5,695,082
0.830%,  7/20/2031, Ser.
2021-3, Class A
*
5,695,874
VCAT Asset Securitization, LLC
2,536,082
2.289%,  12/26/2050, Ser.
2021-NPL1, Class A1
a,b
2,542,955
Voya CLO, Ltd.
1,250,000
1.092%,  (LIBOR 3M +
1.000%), 10/15/2030, Ser.
2012-4A, Class A1R3
a,c
1,250,085
Whitebox Clo II, Ltd.
2,250,000
2.075%,  (LIBOR 3M +
1.950%), 10/24/2031, Ser.
2020-2A, Class A2
a,c
2,251,287
Wind River CLO, Ltd.
3,000,000
1.734%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
a,c
3,000,918
Total 230,795,348
Basic Materials (1.6%)
Air Products and Chemicals, Inc.
525,000 1.500%,  10/15/2025 534,538
Anglo American Capital plc
1,250,000 4.875%,  5/14/2025
a
1,397,062
DowDuPont , Inc.
2,000,000 4.205%,  11/15/2023 2,147,721
EI du Pont de Nemours &
Company
700,000 1.700%,  7/15/2025 714,570
Freeport-McMoRan, Inc.
1,090,000 4.550%,  11/14/2024 1,178,563
Glencore Funding, LLC
1,500,000 3.000%,  10/27/2022
a
1,535,250
1,000,000 4.625%,  4/29/2024
a
1,089,661
Principal
Amount Long-Term Fixed Income (98.1%) Value
Basic Materials (1.6%) - continued
Kinross Gold Corporation
$ 1,000,000 5.950%,  3/15/2024 $ 1,107,062
LYB International Finance III, LLC
1,100,000 1.250%,  10/1/2025 1,099,059
Mosaic Company
650,000 3.250%,  11/15/2022 668,592
Nucor Corporation
800,000 2.000%,  6/1/2025 823,538
Southern Copper Corporation
2,350,000 3.875%,  4/23/2025 2,542,700
Steel Dynamics, Inc.
775,000 2.400%,  6/15/2025 806,594
Syngenta Finance NV
2,800,000 4.892%,  4/24/2025
a
3,064,377
Total 18,709,287
Capital Goods (1.6%)
Boeing Company
2,350,000 4.875%,  5/1/2025 2,615,341
1,750,000 2.196%,  2/4/2026 1,762,901
CNH Industrial Capital, LLC
1,020,000 1.950%,  7/2/2023 1,042,622
General Electric Company
795,000 3.450%,  5/15/2024 845,526
Huntington Ingalls Industries, Inc.
700,000 3.844%,  5/1/2025 758,147
Meritage Homes Corporation
2,000,000 6.000%,  6/1/2025 2,260,000
Otis Worldwide Corporation
1,875,000 2.056%,  4/5/2025 1,937,437
Republic Services, Inc.
1,250,000 2.500%,  8/15/2024 1,308,969
1,250,000 0.875%,  11/15/2025 1,231,499
Roper Technologies, Inc.
750,000 2.350%,  9/15/2024 785,273
675,000 1.000%,  9/15/2025 671,394
Textron, Inc.
2,000,000 3.875%,  3/1/2025 2,161,868
W.W. Grainger, Inc.
875,000 1.850%,  2/15/2025 901,857
Total 18,282,834
Collateralized Mortgage Obligations (17.1%)
Affirm Asset Securitization Trust
4,071,704
1.900%,  1/15/2025, Ser.
2020-Z2, Class A
*
4,101,524
6,000,000
1.030%,  8/15/2026, Ser.
2021-B, Class A
*
6,006,973
Banc of America Funding Trust
366,775
2.365%,  1/25/2035, Ser.
2004-D, Class 4A1
c
382,264
999,194
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 1,014,874
Bear Stearns Adjustable Rate
Mortgage Trust
150,753
2.380%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
c
154,819
389,832
3.068%,  10/25/2036, Ser.
2006-4, Class 1A1
c
384,324

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
Collateralized Mortgage Obligations (17.1%) -
continued
Bellemeade Re, Ltd.
$ 2,205,523
2.086%,  (LIBOR 1M +
2.000%), 10/25/2030, Ser.
2020-3A, Class M1A
a,c
$ 2,210,497
2,900,000
1.800%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
a,c
2,910,817
4,000,000
1.250%,  (SOFR30A +
1.200%), 6/25/2031, Ser.
2021-2A, Class M1A
a,c
4,008,803
BRAVO Residential Funding Trust
716,758
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
a
731,213
5,212,941
0.800%,  (SOFR30A +
0.750%), 10/25/2021, Ser.
2021-HE2, Class A1
a,c
5,212,940
Business Jet Securities, LLC
2,084,638
2.981%,  11/15/2035, Ser.
2020-1A, Class A
a
2,111,657
Cascade Funding Mortgage Trust
2,822,650
0.946%,  12/26/2030, Ser.
2020-HB4, Class A
a,c
2,827,751
2,062,853
0.801%,  2/25/2031, Ser.
2021-HB5, Class A
a,c
2,063,510
2,583,723
1.100%,  3/20/2041, Ser.
2021-GRN1, Class A
a
2,578,182
1,746,455
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
a,c
1,812,028
CIM Trust
2,184,204
2.568%,  7/25/2059, Ser.
2021-NR2, Class A1
a,b
2,192,366
Citigroup Mortgage Loan Trust,
Inc.
874,915
2.500%,  (CMT 1Y + 2.400%),
3/25/2036, Ser. 2006-AR1,
Class 3A1
c
877,270
Countrywide Alternative Loan Trust
186,970
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 166,949
221,339
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 212,197
Credit Suisse Mortgage Trust
67,854
3.453%,  3/25/2026, Ser.
2020-BPL2, Class A1
a
67,771
3,334,951
2.688%,  3/25/2059, Ser.
2020-RPL6, Class A1
a,c
3,373,183
Federal Home Loan Mortgage
Corporation - REMIC
486,513
3.000%,  8/15/2040, Ser.
4364, Class A 492,277
Federal National Mortgage
Association - REMIC
160,165
4.000%,  3/25/2029, Ser.
2012-74, Class V 160,271
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
41
2.250%,  6/25/2025, Ser.
2010-58, Class PT 41
Finance of America HECM Buyout
2021-HB1
1,293,564
0.875%,  2/25/2031, Ser.
2021-HB1, Class A
a,c
1,293,551
Principal
Amount Long-Term Fixed Income (98.1%) Value
Collateralized Mortgage Obligations (17.1%) -
continued
Flagstar Mortgage Trust
$ 1,750,000
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,c
$ 1,800,312
Foundation Finance Trust
2,531,722
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
2,521,510
FWD Securitization Trust
1,785,224
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
a,c
1,816,595
GCT Commercial Mortgage Trust
2,000,000
1.334%,  (LIBOR 1M +
1.250%), 2/15/2038, Ser.
2021-GCT, Class B
a,c
2,001,383
Genworth Mortgage Insurance
Corporation
1,900,000
2.136%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
a,c
1,914,250
5,000,000
1.950%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
a,c
5,012,349
GMAC Mortgage Corporation
Loan Trust
20,429
0.586%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
c,d
31,847
152,603
5.750%,  10/25/2036, Ser.
2006-HE3, Class A2
c
163,749
GS Mortgage-Backed Securities
Trust
1,988,923
3.750%,  10/25/2057, Ser.
2018-RPL1, Class A1A
a
2,067,747
444,134
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
a,c
449,316
884,144
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,c
886,786
GSAA Home Equity Trust
844,141
4.536%,  8/25/2034, Ser.
2004-10, Class M2
b
883,400
Homeward Opportunities Fund
Trust
4,480,612
3.228%,  8/25/2025, Ser.
2020-BPL1, Class A1
a,b
4,566,529
J.P. Morgan Alternative Loan Trust
792,731
3.158%,  3/25/2036, Ser.
2006-A1, Class 2A1
c
803,345
Legacy Mortgage Asset Trust
1,156,737
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
a,b
1,163,885
LHOME Mortgage Trust
981,749
3.844%,  3/25/2024, Ser.
2019-RTL2, Class A1
a
986,279
2,800,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
a,b
2,804,206
3,000,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
a,c
2,993,973
Long Beach Mortgage Loan Trust
44,206
0.956%,  (LIBOR 1M +
0.870%), 2/25/2035, Ser.
2005-1, Class M3
c
44,211

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
Collateralized Mortgage Obligations (17.1%) -
continued
Master Asset Securitization Trust
$ 708,067
0.586%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
c
$ 136,408
Mello Warehouse Securitization
Trust
4,500,000
0.986%,  (LIBOR 1M +
0.900%), 10/25/2053, Ser.
2020-1, Class A
a,c
4,511,181
4,000,000
0.984%,  (LIBOR 1M +
0.900%), 2/25/2055, Ser.
2021-1, Class B
a,c
3,992,798
Merrill Lynch Mortgage Investors
Trust
89,890
1.271%,  (LIBOR 1M +
1.185%), 7/25/2035, Ser.
2004-WMC5, Class M3
c
89,918
Mortgage Equity Conversion Asset
Trust
2,085,767
0.570%,  (CMT 1Y + 0.490%),
1/25/2042, Ser. 2007-FF1,
Class A
a,c
2,012,765
2,090,682
0.560%,  (CMT 1Y + 0.470%),
2/25/2042, Ser. 2007-FF2,
Class A
a,c
2,018,423
MRA Issuance Trust
4,390,000
1.834%,  (LIBOR 1M +
1.750%), 10/8/2021, Ser.
2021-EBO1, Class A1X
a,c
4,388,326
6,000,000
1.236%,  (LIBOR 1M +
1.150%), 10/15/2021, Ser.
2021-8, Class A1X
a,c
6,000,091
3,400,000
1.336%,  (LIBOR 1M +
1.250%), 2/15/2022, Ser.
2021-14, Class A1X
a,c
3,400,584
4,000,000
1.586%,  (LIBOR 1M +
1.500%), 3/8/2022, Ser. 2021-
NA1, Class A1X
a,c
4,003,733
New Residential Mortgage, LLC
1,184,744
3.790%,  7/25/2054, Ser.
2018-FNT2, Class A
a
1,185,400
New York Mortgage Trust
3,000,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
a,b
3,006,118
2,241,236
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
a,c
2,260,280
Oak Street Investment
2,168,029
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
2,185,947
Oaktown Re, Ltd.
3,300,000
1.700%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
a,c
3,318,071
Palmer Square Loan Funding, Ltd.
5,000,000
1.381%,  (LIBOR 3M +
1.250%), 5/20/2029, Ser.
2021-2A, Class A2
a,c
5,002,225
4,000,000
1.571%,  (LIBOR 3M +
1.400%), 7/20/2029, Ser.
2021-3A, Class A2
a,c
4,002,068
Preston Ridge Partners Mortgage
Trust, LLC
2,980,777
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
a,c
2,988,273
Principal
Amount Long-Term Fixed Income (98.1%) Value
Collateralized Mortgage Obligations (17.1%) -
continued
$ 3,169,848
2.857%,  9/25/2025, Ser.
2020-3, Class A1
a,b
$ 3,176,191
2,715,907
2.363%,  11/25/2025, Ser.
2020-6, Class A1
a,b
2,731,450
2,610,464
2.115%,  1/25/2026, Ser.
2021-1, Class A1
a,c
2,615,242
Pretium Mortgage Credit Partners,
LLC
2,955,632
1.868%,  7/25/2051, Ser.
2021-NPL3, Class A1
a,b
2,954,164
1,726,192
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
a,b
1,726,544
Radnor RE, Ltd.
4,350,000
1.700%,  (SOFR30A +
1.650%), 12/27/2033, Ser.
2021-1, Class M1A
a,c
4,369,139
Residential Funding Mortgage
Security I Trust
63,705
5.500%,  10/25/2021, Ser.
2006-S10, Class 2A1 62,736
Revolving Single Family Home
Notes
2,710,000
2.253%,  2/18/2027, Ser.
2021-1, Class A
a
2,713,856
Silver Hill Trust
2,778,324
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
a,c
2,831,024
Stanwich Mortgage Loan Trust
281,250
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
a,b
281,656
Starwood Mortgage Residential
Trust
920,887
2.718%,  4/25/2060, Ser.
2020-2, Class A1
a,c
929,707
Terwin Mortgage Trust
1,402,919
1.586%,  (LIBOR 1M +
1.500%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,c
1,408,697
Toorak Mortgage Corporation, Ltd.
2,074,075
4.458%,  3/25/2022, Ser.
2019-1, Class A1
a,b
2,081,472
1,500,000
3.721%,  9/25/2022, Ser.
2019-2, Class A1 1,507,839
5,100,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
a,b
5,123,444
Towd Point Asset Trust 2021-SL1
3,053,844
1.050%,  11/20/2061, Ser.
2021-SL1, Class A1
a
3,047,842
TVC Mortgage Trust
4,550,000
3.474%,  9/25/2024, Ser.
2020-RTL1, Class A1
a
4,579,846
Vericrest Opportunity Loan
Transferee
2,910,592
1.893%,  2/27/2051, Ser.
2021-NPL1, Class A1
a,b
2,910,653
3,929,342
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
a,b
3,941,649
2,722,341
2.240%,  2/27/2051, Ser.
2021-NPL3, Class A1
a,b
2,724,842
2,341,339
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
a,b
2,342,736
1,183,620
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,b
1,185,988

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
Collateralized Mortgage Obligations (17.1%) -
continued
$ 3,832,053
1.868%,  8/25/2051, Ser.
2021-NP11, Class A1
a,b
$ 3,829,638
Wachovia Asset Securitization, Inc.
286,921
0.226%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
a,c,d
274,933
Wachovia Mortgage Loan Trust,
LLC
156,946
2.448%,  5/20/2036, Ser.
2006-A, Class 2A1
c
162,018
ZH Trust
2,300,000
2.349%,  10/17/2027, Ser.
2021-2, Class A
a,e
2,299,997
Total 196,575,636
Commercial Mortgage-Backed Securities (0.9%)
BFLD Trust
3,000,000
1.234%,  (LIBOR 1M +
1.150%), 10/15/2035, Ser.
2020-EYP, Class A
a,c
3,015,006
Cascade Funding Mortgage Trust
3,816,481
0.898%,  6/25/2036, Ser.
2021-HB6, Class A
a,c
3,817,628
GS Mortgage Securities Trust
3,000,000
1.684%,  (LIBOR 1M +
1.600%), 5/15/2026, Ser.
2021-ROSS, Class B
a,c
3,001,432
GSAA Home Equity Trust
848,058
2.036%,  (LIBOR 1M +
1.950%), 5/25/2034, Ser.
2004-4, Class M2
c
926,345
Total 10,760,411
Communications Services (2.6%)
American Tower Corporation
1,500,000 3.375%,  5/15/2024 1,598,038
1,000,000 4.400%,  2/15/2026 1,117,093
500,000 1.450%,  9/15/2026 497,675
AT&T, Inc.
1,200,000 4.125%,  2/17/2026 1,339,212
Bell Canada
2,250,000 0.750%,  3/17/2024 2,250,715
British Sky Broadcasting Group
plc
1,503,000 3.750%,  9/16/2024
a
1,633,436
Charter Communications
Operating, LLC
1,875,000 4.500%,  2/1/2024 2,028,577
2,100,000 4.908%,  7/23/2025 2,361,711
Cox Communications, Inc.
517,000 3.150%,  8/15/2024
a
547,336
Crown Castle International
Corporation
1,000,000 3.200%,  9/1/2024 1,064,195
Discovery Communications, LLC
1,050,000 2.950%,  3/20/2023 1,086,238
Fox Corporation
940,000 3.050%,  4/7/2025 1,000,458
NBN Company, Ltd.
1,000,000 1.450%,  5/5/2026
a
996,070
Netflix, Inc.
1,800,000 5.875%,  2/15/2025 2,051,514
Principal
Amount Long-Term Fixed Income (98.1%) Value
Communications Services (2.6%) - continued
NTT Finance Corporation
$ 775,000 0.583%,  3/1/2024
a
$ 773,995
Sprint Corporation
2,450,000 7.125%,  6/15/2024 2,788,590
1,000,000 7.625%,  2/15/2025 1,168,980
T-Mobile USA, Inc.
1,900,000 3.500%,  4/15/2025 2,046,884
VeriSign, Inc.
1,546,000 5.250%,  4/1/2025 1,757,230
ViacomCBS , Inc.
1,250,000 3.700%,  8/15/2024 1,341,358
Total 29,449,305
Consumer Cyclical (5.4%)
7-Eleven, Inc.
1,950,000 0.950%,  2/10/2026
a
1,915,126
Alibaba Group Holding, Ltd.
500,000 2.800%,  6/6/2023 517,196
American Honda Finance
Corporation
1,000,000 0.550%,  7/12/2024 994,287
930,000 1.200%,  7/8/2025 935,087
BMW U.S. Capital, LLC
2,000,000 3.150%,  4/18/2024
a
2,120,939
D.R. Horton, Inc.
800,000 2.600%,  10/15/2025 839,705
Daimler Finance North America,
LLC
875,000 1.750%,  3/10/2023
a,f
890,881
1,000,000
0.964%,  (LIBOR 3M +
0.840%), 5/4/2023
a,c
1,010,091
1,000,000 0.750%,  3/1/2024
a
1,001,882
Expedia Group, Inc.
3,150,000 6.250%,  5/1/2025
a
3,631,737
Ford Motor Credit Company, LLC
1,000,000
1.360%,  (LIBOR 3M +
1.235%), 2/15/2023
c
996,025
1,840,000 3.370%,  11/17/2023 1,885,816
1,250,000 3.810%,  1/9/2024 1,290,625
1,100,000 3.375%,  11/13/2025 1,130,250
General Motors Company
1,000,000 6.125%,  10/1/2025 1,171,691
General Motors Financial
Company, Inc.
1,250,000 1.050%,  3/8/2024 1,255,414
1,900,000 3.950%,  4/13/2024 2,030,616
1,420,000 2.900%,  2/26/2025 1,489,818
925,000 2.750%,  6/20/2025 967,088
Harley-Davidson Financial
Services, Inc.
511,000 4.050%,  2/4/2022
a
517,197
Hyundai Capital America
900,000 0.800%,  1/8/2024
a
896,111
1,140,000 1.800%,  10/15/2025
a
1,151,187
750,000 1.650%,  9/17/2026
a
743,328
Hyundai Capital Services, Inc.
1,000,000 3.000%,  3/6/2022
a
1,010,224
1,500,000 3.000%,  8/29/2022
a
1,533,047
750,000 1.250%,  2/8/2026
a
738,454
Kohl's Corporation
2,286,000 9.500%,  5/15/2025 2,883,710
Lennar Corporation
990,000 4.875%,  12/15/2023 1,067,992

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
Consumer Cyclical (5.4%) - continued
$ 550,000 5.875%,  11/15/2024 $ 618,629
1,100,000 4.750%,  5/30/2025 1,225,609
Lowe's Companies, Inc.
2,000,000 4.000%,  4/15/2025 2,191,623
Marriott International, Inc.
1,150,000 3.600%,  4/15/2024 1,225,295
1,000,000 5.750%,  5/1/2025 1,143,580
686,000 3.750%,  10/1/2025 737,509
MDC Holdings, Inc.
1,575,000 5.500%,  1/15/2024
f
1,704,937
Nissan Motor Company, Ltd.
2,075,000 3.043%,  9/15/2023
a
2,158,553
PulteGroup, Inc.
1,750,000 5.500%,  3/1/2026 2,028,355
Target Corporation
940,000 2.250%,  4/15/2025 980,546
Toll Brothers Finance Corporation
1,250,000 5.875%,  2/15/2022 1,254,688
1,700,000 4.375%,  4/15/2023 1,758,225
Toyota Motor Credit Corporation
1,000,000 0.450%,  1/11/2024 997,659
925,000 1.800%,  2/13/2025 950,101
875,000 0.800%,  10/16/2025 863,713
ViacomCBS , Inc.
900,000 4.750%,  5/15/2025 1,010,038
Volkswagen Group of America
Finance, LLC
1,000,000 0.750%,  11/23/2022
a
1,002,925
2,000,000 4.250%,  11/13/2023
a
2,145,138
1,500,000 2.850%,  9/26/2024
a
1,576,718
Total 62,189,365
Consumer Non-Cyclical (5.0%)
AbbVie, Inc.
1,900,000 2.300%,  11/21/2022 1,939,167
2,000,000 3.850%,  6/15/2024 2,150,962
1,920,000 3.600%,  5/14/2025 2,076,958
Altria Group, Inc.
1,000,000 4.400%,  2/14/2026 1,123,147
Amgen, Inc.
1,320,000 1.900%,  2/21/2025 1,358,041
Anthem, Inc.
1,025,000 2.375%,  1/15/2025 1,067,778
AstraZeneca plc
1,550,000 0.700%,  4/8/2026 1,517,463
BAT International Finance plc
2,500,000 1.668%,  3/25/2026 2,501,393
Boston Scientific Corporation
1,840,000 3.450%,  3/1/2024 1,953,339
Bunge, Ltd. Finance Corporation
2,250,000 1.630%,  8/17/2025 2,273,420
Centene Corporation
2,000,000 4.250%,  12/15/2027 2,093,300
1,200,000 4.625%,  12/15/2029 1,307,760
CK Hutchison International, Ltd.
2,000,000 2.750%,  3/29/2023
a
2,062,882
Coca-Cola European Partners plc
1,250,000 0.800%,  5/3/2024
a
1,246,104
Conagra Brands, Inc.
1,750,000 4.300%,  5/1/2024 1,897,117
Constellation Brands, Inc.
500,000 3.200%,  2/15/2023 517,185
Principal
Amount Long-Term Fixed Income (98.1%) Value
Consumer Non-Cyclical (5.0%) - continued
CVS Health Corporation
$ 755,000 3.700%,  3/9/2023 $ 788,400
241,000 4.100%,  3/25/2025 264,404
Diageo Capital plc
600,000 1.375%,  9/29/2025 606,785
Gilead Sciences, Inc.
1,375,000 0.750%,  9/29/2023 1,375,067
HCA, Inc.
2,000,000 5.875%,  5/1/2023 2,150,040
Imperial Brands Finance plc
1,750,000 3.125%,  7/26/2024
a
1,841,327
Imperial Tobacco Finance plc
1,500,000 3.750%,  7/21/2022
a
1,529,440
Kraft Heinz Foods Company
2,500,000 3.000%,  6/1/2026 2,633,354
Mattel, Inc.
2,000,000 3.375%,  4/1/2026
a
2,062,200
McKesson Corporation
1,500,000 0.900%,  12/3/2025 1,476,184
Newell Brands, Inc.
2,000,000 4.875%,  6/1/2025 2,207,400
Novartis Capital Corporation
2,100,000 1.750%,  2/14/2025 2,158,310
Philip Morris International, Inc.
1,350,000 0.875%,  5/1/2026 1,324,999
Royalty Pharma plc
2,675,000 1.200%,  9/2/2025 2,657,658
Stryker Corporation
2,500,000 3.500%,  3/15/2026 2,726,639
Thermo Fisher Scientific, Inc.
700,000 4.133%,  3/25/2025 770,138
Universal Health Services, Inc.
1,650,000 1.650%,  9/1/2026
a
1,640,318
Upjohn, Inc.
700,000 1.650%,  6/22/2025
a
707,005
Zoetis, Inc.
1,450,000 3.250%,  2/1/2023 1,494,292
Total 57,499,976
Energy (4.7%)
BP Capital Markets America, Inc.
1,000,000 3.790%,  2/6/2024 1,070,676
Canadian Natural Resources, Ltd.
1,400,000 2.050%,  7/15/2025 1,433,376
Cenovus Energy, Inc.
2,850,000 5.375%,  7/15/2025 3,246,312
Cheniere Corpus Christi Holdings,
LLC
1,766,000 5.875%,  3/31/2025 1,994,928
Cheniere Energy Partners, LP
2,500,000 4.500%,  10/1/2029 2,657,825
Cimarex Energy Company
2,500,000 4.375%,  6/1/2024 2,695,810
Continental Resources, Inc.
1,900,000 4.500%,  4/15/2023 1,968,875
1,000,000 3.800%,  6/1/2024 1,050,800
Devon Energy Corporation
1,800,000 5.250%,  9/15/2024
a
1,993,761
1,150,000 5.850%,  12/15/2025 1,330,612
Diamondback Energy, Inc.
1,100,000 0.900%,  3/24/2023 1,099,666
950,000 2.875%,  12/1/2024 997,501

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
Energy (4.7%) - continued
Energy Transfer Operating, LP
$ 2,273,000 4.200%,  9/15/2023 $ 2,414,222
750,000 5.875%,  1/15/2024 824,268
950,000 2.900%,  5/15/2025 995,782
Equinor ASA
925,000 2.875%,  4/6/2025 982,107
Exxon Mobil Corporation
1,100,000 2.992%,  3/19/2025 1,173,491
Hess Corporation
2,238,000 3.500%,  7/15/2024 2,366,976
Marathon Petroleum Corporation
2,100,000 4.700%,  5/1/2025 2,344,117
MPLX, LP
500,000 3.500%,  12/1/2022 515,811
1,500,000 4.875%,  6/1/2025 1,676,286
1,100,000 1.750%,  3/1/2026 1,106,774
National Fuel Gas Company
750,000 5.200%,  7/15/2025 835,694
1,370,000 5.500%,  1/15/2026 1,578,033
Newfield Exploration Company
2,925,000 5.625%,  7/1/2024 3,243,375
ONEOK, Inc.
1,000,000 2.750%,  9/1/2024 1,048,150
Petroleos Mexicanos
874,000 2.378%,  4/15/2025 899,689
Pioneer Natural Resources
Company
1,700,000 1.125%,  1/15/2026 1,678,204
Plains All American Pipeline, LP
2,000,000 3.850%,  10/15/2023 2,102,755
750,000 4.650%,  10/15/2025 831,135
Schlumberger Finance Canada,
Ltd.
225,000 1.400%,  9/17/2025 227,394
Schlumberger Holdings
Corporation
1,500,000 3.750%,  5/1/2024
a
1,602,522
Suncor Energy, Inc.
930,000 2.800%,  5/15/2023 962,478
Transcontinental Gas Pipe Line
Company, LLC
600,000 7.850%,  2/1/2026 748,080
Western Midstream Operating, LP
1,500,000 4.350%,  2/1/2025 1,582,815
Williams Partners, LP
1,325,000 3.600%,  3/15/2022 1,336,988
Total 54,617,288
Financials (20.6%)
AerCap Ireland Capital DAC
1,000,000 3.300%,  1/23/2023 1,030,397
1,375,000 3.150%,  2/15/2024 1,433,786
1,300,000 6.500%,  7/15/2025 1,507,222
1,200,000 1.750%,  1/30/2026 1,187,741
Aircastle , Ltd.
2,100,000 5.250%,  8/11/2025
a
2,347,871
Ally Financial, Inc.
3,000,000 5.750%,  11/20/2025 3,430,345
American International Group, Inc.
1,050,000 2.500%,  6/30/2025 1,099,447
Ares Capital Corporation
924,000 4.250%,  3/1/2025 991,738
1,350,000 3.875%,  1/15/2026 1,443,728
Principal
Amount Long-Term Fixed Income (98.1%) Value
Financials (20.6%) - continued
$ 800,000 2.150%,  7/15/2026 $ 802,128
Athene Global Funding
1,100,000 1.200%,  10/13/2023
a
1,114,017
Australia and New Zealand
Banking Group, Ltd.
1,890,000 2.950%,  7/22/2030
a,c
1,964,579
Aviation Capital Group, LLC
1,200,000 5.500%,  12/15/2024
a
1,344,913
1,500,000 4.875%,  10/1/2025
a
1,653,074
Avolon Holdings Funding, Ltd.
1,644,000 5.500%,  1/15/2026
a
1,842,942
1,000,000 2.125%,  2/21/2026
a
989,766
450,000 4.250%,  4/15/2026
a
484,004
Banco Bilbao Vizcaya Argentaria
SA
1,400,000 0.875%,  9/18/2023 1,408,484
Banco Santander Mexico SA
320,000 5.375%,  4/17/2025
a
357,664
Banco Santander SA
800,000
1.239%,  (LIBOR 3M +
1.120%), 4/12/2023
c
810,878
1,000,000 0.701%,  6/30/2024
c
1,001,829
1,000,000 1.849%,  3/25/2026 1,012,864
Bank of America Corporation
500,000 2.816%,  7/21/2023
c
509,505
1,775,000 4.200%,  8/26/2024 1,941,552
1,800,000 0.810%,  10/24/2024
c
1,806,235
1,000,000 3.458%,  3/15/2025
c
1,063,912
1,250,000 0.976%,  4/22/2025
c
1,256,648
1,125,000 0.981%,  9/25/2025
c
1,126,553
1,900,000 2.456%,  10/22/2025
c
1,984,607
1,275,000 1.319%,  6/19/2026
c
1,274,689
1,500,000 1.734%,  7/22/2027
c
1,506,172
Bank of New York Mellon
Corporation
900,000 1.600%,  4/24/2025 919,974
700,000 4.700%,  9/20/2025
c,g
768,250
Bank of New Zealand
875,000 2.000%,  2/21/2025
a
900,307
Bank of Nova Scotia
935,000 4.900%,  6/4/2025
c,g
1,005,125
Barclays plc
1,000,000 3.684%,  1/10/2023 1,008,896
2,000,000
1.505%,  (LIBOR 3M +
1.380%), 5/16/2024
c
2,034,458
1,500,000 4.375%,  9/11/2024 1,634,258
1,600,000 1.007%,  12/10/2024
c
1,607,358
BNP Paribas SA
1,900,000 6.625%,  3/25/2024
a,c,g
2,056,180
960,000 2.819%,  11/19/2025
a,c
1,005,471
1,300,000 1.323%,  1/13/2027
a,c
1,278,173
BPCE SA
950,000 2.375%,  1/14/2025
a
980,894
Canadian Imperial Bank of
Commerce
1,875,000 2.250%,  1/28/2025 1,947,665
Capital One Financial Corporation
1,500,000 3.900%,  1/29/2024 1,605,603
Charles Schwab Corporation
400,000 5.375%,  6/1/2025
c,g
444,500
1,250,000 4.000%,  6/1/2026
c,g
1,303,125
CIT Group, Inc.
2,650,000 5.250%,  3/7/2025 2,951,438

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
Financials (20.6%) - continued
Citigroup, Inc.
$ 1,800,000 4.000%,  8/5/2024 $ 1,952,391
2,500,000 0.776%,  10/30/2024
c
2,509,586
925,000 3.106%,  4/8/2026
c
982,119
1,150,000 1.122%,  1/28/2027
c
1,133,939
Comerica, Inc.
585,000 5.625%,  7/1/2025
c,f,g
644,231
Cooperatieve Rabobank UA
1,625,000 1.339%,  6/24/2026
a,c
1,623,161
Corporate Office Properties, LP
450,000 2.250%,  3/15/2026 461,029
Credit Agricole SA
1,000,000 6.875%,  9/23/2024
a,c,g
1,112,500
935,000 1.907%,  6/16/2026
a,c
952,786
750,000 1.247%,  1/26/2027
a,c
739,401
Credit Suisse Group AG
1,500,000 6.500%,  8/8/2023
a
1,641,450
990,000 7.500%,  12/11/2023
a,c,g
1,081,575
1,050,000 2.193%,  6/5/2026
a,c
1,069,707
1,600,000 1.305%,  2/2/2027
a,c
1,563,610
Danske Bank AS
915,000 1.171%,  12/8/2023
a,c
919,354
1,500,000 5.375%,  1/12/2024
a
1,646,254
1,000,000 0.976%,  9/10/2025
a,c
998,322
Deutsche Bank AG
1,200,000 3.700%,  5/30/2024 1,277,623
910,000 2.222%,  9/18/2024
c
932,742
2,700,000 4.500%,  4/1/2025 2,902,628
2,000,000 6.000%,  10/30/2025
c,g
2,105,000
1,100,000 2.129%,  11/24/2026
c
1,117,345
Discover Bank
1,250,000 2.450%,  9/12/2024 1,303,521
Equitable Financial Life Global
Funding
1,500,000 0.800%,  8/12/2024
a
1,498,248
Fifth Third Bancorp
1,900,000 2.375%,  1/28/2025 1,975,317
First Horizon National Corporation
1,325,000 3.550%,  5/26/2023 1,382,571
First Republic Bank
940,000 1.912%,  2/12/2024
c
958,985
FNB Corporation
1,315,000 2.200%,  2/24/2023 1,334,312
FS KKR Capital Corporation
1,100,000 4.250%,  2/14/2025
a
1,161,879
2,000,000 3.400%,  1/15/2026 2,089,762
GA Global Funding Trust
1,200,000 1.625%,  1/15/2026
a
1,210,540
GE Capital Funding, LLC
875,000 3.450%,  5/15/2025 943,731
Goldman Sachs Group, Inc.
2,100,000 0.481%,  1/27/2023 2,100,341
1,700,000 0.627%,  11/17/2023
c
1,700,697
1,500,000 0.673%,  3/8/2024
c
1,501,785
940,000 3.500%,  4/1/2025 1,010,597
1,915,000 3.272%,  9/29/2025
c
2,044,898
272,000 4.250%,  10/21/2025 301,221
1,700,000 0.855%,  2/12/2026
c
1,683,627
HSBC Holdings plc
2,000,000 3.262%,  3/13/2023
c
2,025,179
1,500,000 6.250%,  3/23/2023
c,g
1,563,750
500,000 4.250%,  3/14/2024 537,166
1,325,000 1.645%,  4/18/2026
c
1,332,107
Principal
Amount Long-Term Fixed Income (98.1%) Value
Financials (20.6%) - continued
$ 1,000,000 1.589%,  5/24/2027
c
$ 993,263
ING Groep NV
500,000 4.625%,  1/6/2026
a
567,442
1,250,000 1.726%,  4/1/2027
c
1,257,086
J.P. Morgan Chase & Company
1,250,000
3.926%,  (LIBOR 3M +
3.800%), 11/1/2021
c,g
1,251,425
925,000 1.514%,  6/1/2024
c
940,401
1,750,000 3.875%,  9/10/2024 1,902,740
1,500,000
0.969%,  (LIBOR 3M +
0.850%), 1/10/2025
c
1,518,190
700,000 0.563%,  2/16/2025
c
697,093
1,500,000 0.969%,  6/23/2025
c
1,501,839
800,000 2.005%,  3/13/2026
c
819,428
900,000 2.083%,  4/22/2026
c
925,705
1,000,000 3.650%,  6/1/2026
c,g
1,005,000
2,500,000 1.045%,  11/19/2026
c
2,462,082
725,000 1.040%,  2/4/2027
c
711,269
KeyBank NA
1,250,000 0.423%,  1/3/2024
c
1,249,903
Kilroy Realty, LP
750,000 3.800%,  1/15/2023 776,106
1,800,000 4.375%,  10/1/2025 2,001,984
Lincoln National Corporation
1,000,000 4.000%,  9/1/2023 1,066,084
Lloyds Banking Group plc
1,500,000 2.858%,  3/17/2023
c
1,516,692
2,000,000 2.907%,  11/7/2023
c
2,051,980
925,000 7.500%,  6/27/2024
c,g
1,034,844
350,000 4.582%,  12/10/2025 390,665
M&T Bank Corporation
750,000 3.500%,  9/1/2026
c,g
744,375
Macquarie Group, Ltd.
1,500,000
1.141%,  (LIBOR 3M +
1.020%), 11/28/2023
a,c
1,511,700
Mitsubishi UFJ Financial Group,
Inc.
875,000 2.193%,  2/25/2025 905,077
2,000,000 0.953%,  7/19/2025
c
2,002,272
Mizuho Financial Group Cayman
3, Ltd.
825,000 4.600%,  3/27/2024
a
892,064
Mizuho Financial Group, Inc.
1,500,000 2.555%,  9/13/2025
c
1,569,888
Morgan Stanley
1,000,000
3.736%,  (LIBOR 3M +
3.610%), 1/15/2022
c,g
1,009,000
1,800,000 4.100%,  5/22/2023 1,900,454
600,000 0.560%,  11/10/2023
c
600,775
2,000,000 0.529%,  1/25/2024
c
2,001,440
500,000 0.731%,  4/5/2024
c
501,660
750,000 2.720%,  7/22/2025
c
785,869
1,300,000 0.864%,  10/21/2025
c
1,297,361
1,750,000 5.000%,  11/24/2025 2,000,493
1,000,000 0.985%,  12/10/2026
c
982,240
National Bank of Canada
950,000 2.100%,  2/1/2023 970,913
1,500,000 0.750%,  8/6/2024 1,496,004
Nationwide Building Society
2,000,000 3.766%,  3/8/2024
a,c
2,085,082
New York Life Global Funding
950,000 2.000%,  1/22/2025
a
980,699
Nomura Holdings, Inc.
1,890,000 2.648%,  1/16/2025 1,968,749

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
Financials (20.6%) - continued
Nordea Bank ABP
$ 1,700,000 1.500%,  9/30/2026
a
$ 1,694,951
Omega Healthcare Investors, Inc.
380,000 4.950%,  4/1/2024 413,356
800,000 4.500%,  1/15/2025 872,124
1,000,000 5.250%,  1/15/2026 1,135,354
Owl Rock Capital Corporation
750,000 4.250%,  1/15/2026 804,977
1,000,000 3.400%,  7/15/2026 1,041,432
Owl Rock Technology Finance
Corporation
750,000 4.750%,  12/15/2025
a
819,861
750,000 3.750%,  6/17/2026
a
791,771
Peachtree Corners Funding Trust
1,375,000 3.976%,  2/15/2025
a
1,492,616
PNC Financial Services Group,
Inc.
1,500,000 3.400%,  9/15/2026
c,g
1,496,250
Principal Life Global Funding II
900,000 0.875%,  1/12/2026
a
882,373
Regency Centers, LP
1,500,000 3.750%,  6/15/2024 1,598,662
Regions Financial Corporation
925,000 2.250%,  5/18/2025 961,308
Reinsurance Group of America,
Inc.
2,000,000 4.700%,  9/15/2023 2,150,623
Royal Bank of Scotland Group plc
1,000,000 3.498%,  5/15/2023
c
1,018,199
1,500,000 4.269%,  3/22/2025
c
1,618,710
Santander Holdings USA, Inc.
1,000,000 3.400%,  1/18/2023 1,034,141
350,000 3.450%,  6/2/2025 374,763
Santander UK Group Holdings plc
925,000 1.532%,  8/21/2026
c
923,142
Simon Property Group, LP
1,250,000 3.300%,  1/15/2026 1,353,114
Societe Generale SA
1,800,000 2.625%,  10/16/2024
a
1,872,761
1,400,000 1.488%,  12/14/2026
a,c
1,384,384
Standard Chartered plc
1,175,000 3.950%,  1/11/2023
a
1,217,684
1,000,000 1.319%,  10/14/2023
a,c
1,006,294
900,000 0.991%,  1/12/2025
a,c
896,866
500,000 1.214%,  3/23/2025
a,c
500,339
State Street Corporation
1,415,000 2.354%,  11/1/2025
c
1,478,821
Sumitomo Mitsui Financial Group,
Inc.
1,700,000 2.448%,  9/27/2024 1,777,027
750,000 0.948%,  1/12/2026 736,876
Sumitomo Mitsui Trust Bank, Ltd.
1,000,000 0.850%,  3/25/2024
a
1,002,427
Svenska Handelsbanken AB
1,500,000 0.550%,  6/11/2024
a
1,496,304
Synchrony Financial
250,000 2.850%,  7/25/2022 254,543
1,485,000 4.250%,  8/15/2024 1,604,699
1,920,000 4.500%,  7/23/2025 2,120,153
Synovus Bank
940,000 2.289%,  2/10/2023
c
944,119
Toronto-Dominion Bank
1,375,000 0.750%,  9/11/2025 1,357,356
Principal
Amount Long-Term Fixed Income (98.1%) Value
Financials (20.6%) - continued
Truist Financial Corporation
$ 675,000 4.950%,  9/1/2025
c,g
$ 737,316
UBS AG
2,756,000 5.125%,  5/15/2024 3,011,316
UBS Group AG
1,375,000 1.008%,  7/30/2024
a,c
1,383,902
USB Realty Corporation
95,000
1.273%,  (LIBOR 3M +
1.147%), 1/15/2022
a,c,g
80,508
VEREIT Operating Partnership, LP
200,000 4.600%,  2/6/2024 215,836
2,950,000 4.625%,  11/1/2025 3,314,996
Voya Financial, Inc.
500,000 5.650%,  5/15/2053
c
527,500
Wells Fargo & Company
750,000 3.450%,  2/13/2023 780,557
1,500,000 3.750%,  1/24/2024 1,603,614
3,200,000 2.406%,  10/30/2025
c
3,332,733
Welltower , Inc.
2,000,000 3.625%,  3/15/2024 2,132,442
Westpac Banking Corporation
940,000 2.894%,  2/4/2030
c
973,308
Total 237,277,696
Foreign Government (0.3%)
NBN Company, Ltd.
1,000,000 0.875%,  10/8/2024
a,e
996,553
Sinopec Group Overseas
Development 2018, Ltd.
2,050,000 2.150%,  5/13/2025
a
2,097,413
Total 3,093,966
Mortgage-Backed Securities (1.1%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
12,000,000 2.000%,  11/1/2036
e
12,342,187
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
202,869
1.924%,  (LIBOR 12M +
1.483%), 1/1/2043
c
211,694
Total 12,553,881
Technology (3.1%)
Baidu, Inc.
880,000 3.075%,  4/7/2025 923,061
Broadcom Corporation
2,000,000 3.125%,  1/15/2025 2,118,575
Broadcom, Inc.
1,750,000 4.250%,  4/15/2026 1,944,945
Dell International, LLC
1,500,000 4.000%,  7/15/2024 1,622,697
1,750,000 5.850%,  7/15/2025 2,035,965
Fidelity National Information
Services, Inc.
1,200,000 0.600%,  3/1/2024 1,198,199
Fiserv, Inc.
2,000,000 2.750%,  7/1/2024 2,106,160
Global Payments, Inc.
875,000 2.650%,  2/15/2025 914,558
Intuit, Inc.
1,625,000 0.950%,  7/15/2025 1,623,121

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
Technology (3.1%) - continued
Marvell Technology, Inc.
$ 1,000,000 4.200%,  6/22/2023
a
$ 1,055,944
Microchip Technology, Inc.
1,000,000 0.983%,  9/1/2024
a
998,790
Micron Technology, Inc.
1,050,000 2.497%,  4/24/2023 1,080,744
NXP Funding, LLC
1,342,000 2.700%,  5/1/2025
a
1,401,640
Oracle Corporation
1,055,000 2.500%,  4/1/2025 1,103,660
1,750,000 2.950%,  5/15/2025 1,856,845
Panasonic Corporation
1,000,000 2.536%,  7/19/2022
a
1,014,618
1,000,000 2.679%,  7/19/2024
a
1,046,857
Qorvo , Inc.
2,300,000 4.375%,  10/15/2029 2,507,000
Seagate HDD Cayman
1,232,000 4.750%,  1/1/2025 1,349,040
SK Hynix, Inc.
500,000 1.000%,  1/19/2024
a
497,380
Tencent Holdings, Ltd.
1,150,000 3.800%,  2/11/2025
a
1,234,824
875,000 1.810%,  1/26/2026
a
882,529
Total System Services, Inc.
925,000 3.750%,  6/1/2023 966,336
VMware, Inc.
1,000,000 2.950%,  8/21/2022 1,020,673
1,000,000 0.600%,  8/15/2023 1,001,262
350,000 1.400%,  8/15/2026 348,425
Western Digital Corporation
2,000,000 4.750%,  2/15/2026 2,215,040
Total 36,068,888
Transportation (2.5%)
Air Canada Pass Through Trust
815,455 3.875%,  3/15/2023
a
824,518
Air Lease Corporation
1,750,000 3.500%,  1/15/2022 1,765,099
1,500,000 4.250%,  2/1/2024 1,609,906
1,500,000 0.800%,  8/18/2024 1,490,956
Aircastle , Ltd.
1,500,000 4.400%,  9/25/2023 1,597,309
Avolon Holdings Funding, Ltd.
2,000,000 3.950%,  7/1/2024
a
2,123,459
Boeing Company
1,575,000 1.950%,  2/1/2024 1,611,864
British Airways plc
798,806 4.625%,  6/20/2024
a
842,932
Continental Airlines, Inc.
1,970,313 4.150%,  4/11/2024 2,080,481
Delta Air Lines, Inc.
1,000,000 7.000%,  5/1/2025
a
1,166,250
2,150,000 4.500%,  10/20/2025
a
2,300,500
ERAC USA Finance, LLC
1,600,000 2.600%,  12/1/2021
a
1,602,819
J.B. Hunt Transport Services, Inc.
1,175,000 3.300%,  8/15/2022 1,197,927
Mileage Plus Holdings, LLC
1,000,000 6.500%,  6/20/2027
a
1,087,420
Penske Truck Leasing Company,
LP
1,000,000 2.700%,  11/1/2024
a
1,049,792
1,000,000 3.950%,  3/10/2025
a
1,083,576
Principal
Amount Long-Term Fixed Income (98.1%) Value
Transportation (2.5%) - continued
$ 800,000 1.200%,  11/15/2025
a
$ 790,723
Ryder System, Inc.
1,000,000 3.400%,  3/1/2023 1,038,700
Southwest Airlines Company
1,975,000 4.750%,  5/4/2023 2,102,506
350,000 5.250%,  5/4/2025 395,183
TTX Company
800,000 4.125%,  10/1/2023
a
854,853
Total 28,616,773
U.S. Government & Agencies (8.4%)
U.S. Treasury Notes
11,000,000 0.125%,  4/30/2023 10,985,391
7,350,000 2.750%,  7/31/2023 7,685,057
9,000,000 0.125%,  8/31/2023 8,976,094
13,950,000 0.125%,  1/15/2024 13,875,346
9,970,000 2.500%,  1/31/2024 10,463,826
45,000,000 0.250%,  6/15/2024 44,750,390
Total 96,736,104
Utilities (3.2%)
AES Corporation
1,700,000 3.300%,  7/15/2025
a
1,805,774
Alexander Funding Trust
2,500,000 1.841%,  11/15/2023
a
2,548,066
Ameren Corporation
750,000 2.500%,  9/15/2024 783,868
American Electric Power
Company, Inc.
1,075,000 1.000%,  11/1/2025 1,062,831
Berkshire Hathaway Energy
Company
1,575,000 4.050%,  4/15/2025 1,731,891
CenterPoint Energy Resources
Corporation
1,000,000 0.700%,  3/2/2023 1,000,054
CenterPoint Energy, Inc.
1,175,000 3.850%,  2/1/2024 1,250,628
Dominion Energy, Inc.
1,650,000 1.450%,  4/15/2026 1,655,356
DTE Energy Company
1,500,000 2.529%,  10/1/2024 1,565,143
Duke Energy Corporation
500,000 3.250%,  1/15/2082
c
497,687
915,000 0.900%,  9/15/2025 907,096
Edison International
1,420,000 2.950%,  3/15/2023 1,461,019
Entergy Corporation
870,000 0.900%,  9/15/2025 855,474
Exelon Corporation
1,250,000 3.497%,  6/1/2022 1,271,821
Florida Power & Light Company
1,150,000 2.850%,  4/1/2025 1,220,679
ITC Holdings Corporation
1,500,000 2.700%,  11/15/2022 1,534,677
Jersey Central Power & Light
Company
1,500,000 4.300%,  1/15/2026
a
1,651,901
National Rural Utilities Cooperative
Finance Corporation
1,150,000 4.750%,  4/30/2043
c
1,199,102
NiSource, Inc.
1,250,000 5.650%,  6/15/2023
c,g
1,318,750

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
Utilities (3.2%) - continued
$ 920,000 0.950%,  8/15/2025 $ 909,010
OGE Energy Corporation
1,000,000 0.703%,  5/26/2023 1,000,084
Public Service Enterprise Group,
Inc.
2,000,000 2.875%,  6/15/2024 2,106,421
Sempra Energy
1,875,000 3.550%,  6/15/2024 1,997,818
Southern California Edison
Company
1,000,000 1.100%,  4/1/2024 1,004,831
Southern Company
1,500,000 2.950%,  7/1/2023 1,557,187
900,000 4.000%,  1/15/2051
c
951,363
750,000 3.750%,  9/15/2051
c
764,100
WEC Energy Group, Inc.
1,140,000 0.550%,  9/15/2023 1,139,908
Total 36,752,539
Total Long-Term Fixed Income
(cost $1,115,125,998) 1,129,979,297
Shares Preferred Stock ( 0.2% ) Value
Financials (0.2%)
66,000 Citigroup Capital XIII, 6.499%
c
1,831,500
Total 1,831,500
Total Preferred Stock
(cost $1,821,600) 1,831,500
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
1,084,330 Thrivent Cash Management Trust 1,084,330
Total Collateral Held for
Securities Loaned
(cost $1,084,330) 1,084,330
Shares or
Principal
Amount Short-Term Investments ( 3.1% ) Value
Federal Home Loan Bank Discount
Notes
700,000 0.020%, 12/28/2021
h,i
699,931
Thrivent Core Short-Term Reserve
Fund
2,968,578 0.120% 29,685,780
U.S. Treasury Bills
5,000,000 0.075%, 10/19/2021
h
4,999,822
500,000 0.047%, 11/4/2021
h,j
499,965
Total Short-Term Investments
(cost $35,859,033) 35,885,498
Total Investments (cost
$1,153,890,961) 101.5% $1,168,780,625
Other Assets and Liabilities, Net
(1.5%) (17,113,060)
Total Net Assets 100.0% $1,151,667,565
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2021, the value of these investments was $531,136,957 or
46.1% of total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 30, 2021.
c Denotes variable rate securities. The rate shown is as of
September 30, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
d All or a portion of the security is insured or guaranteed.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security is on loan.
g Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
h The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
j At September 30, 2021, $9,999 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Limited Maturity Bond Portfolio as of September 30, 2021
was $26,549,561 or 2.31% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of September 30, 2021.
Security
Acquisition
Date Cost
Affirm Asset Securitization Trust,
8/15/2026 7/27/2021 $ 5,999,750
Affirm Asset Securitization Trust,
1/15/2025 6/7/2021 4,101,719
Affirm Asset Securitization Trust,
8/15/2025 2/9/2021 2,999,557
Upstart Securitization Trust,
11/20/2030 10/1/2020 1,248,214
Upstart Securitization Trust,
6/20/2031 5/4/2021 3,341,152
Upstart Securitization Trust,
3/20/2031 1/28/2021 1,988,129
Upstart Securitization Trust,
4/22/2030 2/11/2020 880,562
Upstart Securitization Trust,
1/21/2030 11/22/2019 261,937
Upstart Securitization Trust,
7/20/2031 7/22/2021 5,694,691

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond
Portfolio as of September 30, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 1,053,303
Total lending $1,053,303
Gross amount payable upon return of
collateral for securities loaned $1,084,330
Net amounts due to counterparty $31,027
Definitions:
CLO - Collateralized Loan Obligation
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 12M - ICE Libor USD Rate 12 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2021, in valuing Limited Maturity Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 230,795,348 – 230,795,348 –
Basic Materials 18,709,287 – 18,709,287 –
Capital Goods 18,282,834 – 18,282,834 –
Collateralized Mortgage Obligations 196,575,636 – 196,575,636 –
Commercial Mortgage-Backed Securities 10,760,411 – 10,760,411 –
Communications Services 29,449,305 – 29,449,305 –
Consumer Cyclical 62,189,365 – 62,189,365 –
Consumer Non-Cyclical 57,499,976 – 57,499,976 –
Energy 54,617,288 – 54,617,288 –
Financials 237,277,696 – 237,277,696 –
Foreign Government 3,093,966 – 3,093,966 –
Mortgage-Backed Securities 12,553,881 – 12,553,881 –
Technology 36,068,888 – 36,068,888 –
Transportation 28,616,773 – 28,616,773 –
U.S. Government & Agencies 96,736,104 – 96,736,104 –
Utilities 36,752,539 – 36,752,539 –
Preferred Stock
Financials 1,831,500 1,831,500 – –
Short-Term Investments 6,199,718 – 6,199,718 –
Subtotal Investments in Securities $1,138,010,515 $1,831,500 $1,136,179,015 $–
Other Investments  * Total
Affiliated Short-Term Investments 29,685,780
Collateral Held for Securities Loaned 1,084,330
Subtotal Other Investments $30,770,110
Total Investments at Value $1,168,780,625
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 712,707 712,707 – –
Total Asset Derivatives $712,707 $712,707 $– $–
Liability Derivatives
Futures Contracts 28,626 28,626 – –
Total Liability Derivatives $28,626 $28,626 $– $–

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Limited Maturity Bond Portfolio's futures contracts held as of September 30, 2021. Investments and/or cash totaling
$699,931 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
Ultra 10-Yr. U.S. Treasury Note 10 December 2021 $ 1,481,126 ( $ 28,626)
Total Futures Long Contracts $ 1,481,126 ( $ 28,626)
CBOT 5-Yr. U.S. Treasury Note (829) December 2021 ( $ 102,465,982) $ 712,707
Total Futures Short Contracts ( $ 102,465,982) $712,707
Total Futures Contracts ( $ 100,984,856) $684,081
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Limited Maturity Bond
Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
9/30/2021
Shares Held at
9/30/2021
% of Net
Assets
9/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% $158,253 $290,989 $419,556 $29,686 2,969 2.6%
Total Affiliated Short-Term Investments 158,253 29,686 2.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,840 10,024 10,780 1,084 1,084 0.1
Total Collateral Held for Securities Loaned 1,840 1,084 0.1
Total Value $160,093 $30,770
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 9/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% $48 $(48) $ – $142
Total Income/Non Income Cash from Affiliated
Investments $142
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total Value $48 $(48) $ –

Low Volatility Equity Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.9% ) Value
Communications Services (11.7%)
6,556 AT&T, Inc. $ 177,077
13,003 BCE, Inc.
a
651,382
2,728 Comcast Corporation 152,577
15,428 Deutsche Telekom AG 309,395
3,115 Electronic Arts, Inc. 443,109
2,603 Elisa Oyj 161,734
23,000 HKT Trust and HKT, Ltd. 31,448
6,300 KDDI Corporation 207,416
8,158 Koninklijke (Royal) KPN NV 25,671
200 Nintendo Company, Ltd. 95,577
25,000 Nippon Telegraph and Telephone
Corporation 692,729
8,229 Rogers Communications, Inc. 384,293
19,500 SKY Perfect JSAT Holdings, Inc. 74,727
68,500 SoftBank Corporation 929,188
390 Swisscom AG 224,438
169 Take-Two Interactive Software,
Inc.
b
26,038
14,444 TELUS Corporation 317,481
228 T-Mobile US, Inc.
b
29,129
19,206 Verizon Communications, Inc. 1,037,316
Total 5,970,725
Consumer Discretionary (5.0%)
20,000 Cafe de Coral Holdings, Ltd. 36,606
1,357 Domino's Pizza Enterprises, Ltd. 155,212
6,919 Domino's Pizza Group plc 36,936
220 Domino's Pizza, Inc. 104,931
8,168 Europris ASA
c
54,086
348 Evolution Gaming Group AB
c
52,701
2,097 HelloFresh SE
b
193,274
92 Hermes International 126,935
1,544 Home Depot, Inc. 506,834
2,800 KOMEDA Holdings Company, Ltd. 55,544
638 La Francaise des Jeux SAEM
c
32,804
14,000 Luk Fook Holdings International,
Ltd. 35,861
3,183 McDonald's Corporation 767,453
1,900 McDonald's Holdings Company
(Japan), Ltd. 89,639
11,600 Nippon Parking Development
Company, Ltd. 16,533
1,000 Ohsho Food Service Corporation 54,677
200 Pan Pacific International Holdings
Company 4,127
3,100 T-Gaia Corporation 55,028
3,600 USS Company, Ltd. 61,280
1,132 Yum! Brands, Inc. 138,455
Total 2,578,916
Consumer Staples (14.0%)
8,899 Axfood AB 212,759
1,277 Church & Dwight Company, Inc. 105,442
8,045 Coca-Cola Company 422,121
11,736 Colgate-Palmolive Company 887,007
893 Costco Wholesale Corporation 401,270
5,581 General Mills, Inc. 333,855
801 Greggs plc 31,583
762 Hershey Company 128,968
4,345 Hormel Foods Corporation 178,145
600 Interparfums SA 37,766
24,100 Japan Tobacco, Inc. 472,222
2,600 Kao Corporation 154,735
7,620 Koninklijke Ahold Delhaize NV 253,731
929 Kroger Company 37,559
Shares Common Stock (97.9%) Value
Consumer Staples (14.0%) - continued
30 Lindt & Spruengli AG $ 335,426
88 L'Oreal SA 36,415
2,885 McCormick & Company, Inc. 233,772
854 Monster Beverage Corporation
b
75,861
1,758 Nestle SA 211,821
1,500 Noevir Holdings Company, Ltd. 71,539
4,728 PepsiCo, Inc. 711,138
2,366 Philip Morris International, Inc. 224,273
5,569 Procter & Gamble Company 778,546
645 Royal Unibrew AS 77,582
400 San-A Company, Ltd. 14,268
5,262 Scandinavian Tobacco Group AS
c
103,851
4,362 Wal-Mart Stores, Inc. 607,976
Total 7,139,631
Energy (1.0%)
30,900 Nippon Gas Company, Ltd. 424,428
3,208 Washington H. Soul Pattinson and
Company, Ltd. 89,154
Total 513,582
Financials (7.1%)
587 Aon plc 167,747
234 Arthur J. Gallagher & Company 34,784
1,791 Berkshire Hathaway, Inc.
b
488,835
3,022 CME Group, Inc. 584,394
1,736 Flow Traders
c
67,003
282 Intact Financial Corporation 37,288
2,357 Intercontinental Exchange, Inc. 270,631
27,000 Japan Post Bank Company, Ltd. 231,592
5,872 Laurentian Bank of Canada 186,369
59 MarketAxess Holdings, Inc. 24,821
2,506 Marsh & McLennan Companies,
Inc. 379,484
9,100 Mitsubishi HC Capital, Inc. 47,583
1,758 Mizrahi Tefahot Bank, Ltd. 59,209
571 Moody's Corporation 202,768
684 S&P Global, Inc. 290,625
353 T. Rowe Price Group, Inc. 69,435
1,208 Topdanmark AS 62,325
17,835 Tryg AS 404,299
Total 3,609,192
Health Care (19.7%)
3,720 Abbott Laboratories 439,444
6,117 Almirall SA 97,026
1,203 Amgen, Inc. 255,818
575 Amplifon SPA 27,327
4,600 Astellas Pharmaceutical, Inc. 75,712
4,899 Baxter International, Inc. 394,027
1,259 Becton, Dickinson and Company 309,487
5,100 Chugai Pharmaceutical Company,
Ltd. 186,629
527 Coloplast AS 82,403
1,831 Danaher Corporation 557,430
2,333 Dechra Pharmaceuticals plc 152,459
859 DiaSorin SPA 179,884
2,213 Eli Lilly and Company 511,314
1,164 Eurofins Scientific SE 149,447
156 Genmab AS
b
68,160
10,936 Gilead Sciences, Inc. 763,880
667 Incyte Corporation
b
45,876
6,183 Johnson & Johnson 998,554
102 Masimo Corporation
b
27,612
4,064 Medtronic plc 509,422

Low Volatility Equity Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.9%) Value
Health Care (19.7%) - continued
6,064 Merck & Company, Inc. $ 455,467
1,589 Novartis AG 130,297
4,762 Novo Nordisk AS 459,007
4,897 Qiagen NV
b
254,068
1,421 Regeneron Pharmaceuticals, Inc.
b
859,961
1,230 Roche Holding AG 448,913
185 Siegfried Holding AG 164,827
425 Sonova Holding AG 160,611
1,011 Tecan Group AG 572,614
800 UnitedHealth Group, Inc. 312,592
1,421 Vertex Pharmaceuticals, Inc.
b
257,755
911 Vitrolife AB 48,056
604 Zoetis, Inc. 117,260
Total 10,073,339
Industrials (9.7%)
757 3M Company 132,793
2,696 Canadian Pacific Railway, Ltd. 176,051
937 DSV AS 224,284
711 Geberit AG 522,018
365 IDEX Corporation 75,537
1,100 Illinois Tool Works, Inc. 227,293
13,300 Kamigumi Company, Ltd. 278,736
41,400 Kandenko Company, Ltd. 342,278
546 Kuehne & Nagel International AG 186,405
458 Linde plc 134,368
359 Lockheed Martin Corporation 123,891
1,900 Max Company, Ltd. 33,038
15,400 Nikkon Holdings Company, Ltd. 316,892
5,574 Republic Services, Inc. 669,214
4,200 SHO-BOND Holdings Company,
Ltd. 186,102
1,300 Sumitomo Corporation 18,313
8,900 Takasago Thermal Engineering
Company, Ltd. 168,408
584 Union Pacific Corporation 114,470
2,014 Verisk Analytics, Inc. 403,344
4,360 Waste Management, Inc. 651,210
Total 4,984,645
Information Technology (19.3%)
2,076 Accenture plc 664,154
1,308 Adobe, Inc.
b
753,042
1,219 Apple, Inc. 172,488
299 Arista Networks, Inc.
b
102,748
1,870 Automatic Data Processing, Inc. 373,850
636 Broadridge Financial Solutions,
Inc. 105,983
1,700 Canon Electronics, Inc. 25,452
2,556 CGI, Inc.
b
217,117
4,860 Cisco Systems, Inc. 264,530
164 Constellation Software, Inc. 268,675
11,900 Elecom Company, Ltd. 191,209
680 Intuit, Inc. 366,867
300 ITOCHU Techno-Solutions
Corporation 9,742
4,029 Jack Henry & Associates, Inc. 660,998
1,573 Keysight Technologies, Inc.
b
258,428
1,617 Logitech International SA 143,860
844 Mastercard , Inc. 293,442
1,695 Microsoft Corporation 477,854
640 Motorola Solutions, Inc. 148,685
10,300 Oracle Corporation Japan 904,815
4,435 Paychex, Inc. 498,716
531 Synopsys, Inc.
b
158,987
Shares Common Stock (97.9%) Value
Information Technology (19.3%) - continued
3,047 Texas Instruments, Inc. $ 585,664
1,628 Thomson Reuters Corporation 180,011
1,520 Tyler Technologies, Inc.
b
697,148
2,668 VeriSign, Inc.
b
546,967
3,671 Visa, Inc. 817,715
Total 9,889,147
Materials (3.2%)
2,632 Agnico Eagle Mines, Ltd. 136,545
3,701 Franco-Nevada Corporation 480,797
23 Givaudan SA 104,859
442 IMCD NV 84,590
10,363 Newmont Mining Corporation 562,711
3,500 Nippon Steel Trading Corporation 158,209
737 Royal Gold, Inc. 70,376
484 Symrise AG 63,438
Total 1,661,525
Real Estate (2.6%)
144 Bachem Holding AG 110,045
994 Extra Space Storage, Inc. 166,982
28,200 Link REIT 241,487
3,224 National Storage Affiliates Trust 170,195
336 PSP Swiss Property AG 40,482
2,104 Public Storage, Inc. 625,098
Total 1,354,289
Utilities (4.6%)
6,683 Consolidated Edison, Inc. 485,119
7,472 Enel SPA 57,349
119,500 HK Electric Investments, Ltd. 118,661
61,050 Hong Kong and China Gas
Company, Ltd. 92,240
4,078 Iberdrola SA 41,027
4,564 NextEra Energy, Inc. 358,365
22,162 NiSource, Inc. 536,985
3,547 Sempra Energy 448,696
2,193 Southern Company 135,900
3,700 Tokyo Gas Company, Ltd. 68,847
Total 2,343,189
Total Common Stock
(cost $43,358,551) 50,118,180
Shares
Collateral Held for Securities
Loaned ( 0.7% ) Value
372,873 Thrivent Cash Management Trust 372,873
Total Collateral Held for
Securities Loaned
(cost $372,873) 372,873
Shares Short-Term Investments ( 1.7% ) Value
Thrivent Core Short-Term Reserve
Fund
85,949 0.120% 859,489
Total Short-Term Investments
(cost $859,489) 859,489
Total Investments (cost
$44,590,913) 100.3% $51,350,542
Other Assets and Liabilities, Net
(0.3%) (167,042)
Total Net Assets 100.0% $51,183,500

Low Volatility Equity Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2021, the value of these investments was $310,445 or 0.6%
of total net assets.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Low Volatility Equity
Portfolio as of September 30, 2021:
Securities Lending Transactions
Common Stock $ 358,177
Total lending $358,177
Gross amount payable upon return of
collateral for securities loaned $372,873
Net amounts due to counterparty $14,696
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2021, in valuing Low Volatility Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 5,970,725 1,865,246 4,105,479 –
Consumer Discretionary 2,578,916 1,517,673 1,061,243 –
Consumer Staples 7,139,631 5,125,933 2,013,698 –
Energy 513,582 – 513,582 –
Financials 3,609,192 2,513,524 1,095,668 –
Health Care 10,073,339 6,815,899 3,257,440 –
Industrials 4,984,645 2,532,120 2,452,525 –
Information Technology 9,889,147 7,948,266 1,940,881 –
Materials 1,661,525 1,113,884 547,641 –
Real Estate 1,354,289 962,275 392,014 –
Utilities 2,343,189 1,965,065 378,124 –
Subtotal Investments in Securities $50,118,180 $32,359,885 $17,758,295 $–
Other Investments  * Total
Affiliated Short-Term Investments 859,489
Collateral Held for Securities Loaned 372,873
Subtotal Other Investments $1,232,362
Total Investments at Value $51,350,542
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 14,074 14,074 – –
Total Liability Derivatives $14,074 $14,074 $– $–

Low Volatility Equity Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
MSCI
-
Morgan Stanley Capital International
The following table presents Low Volatility Equity Portfolio's futures contracts held as of September 30, 2021. Investments and/or cash totaling
$47,501 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
Eurex MSCI World Index 8 December 2021 $ 744,714 ( $ 14,074)
Total Futures Long Contracts $ 744,714 ( $ 14,074)
Total Futures Contracts $ 744,714 ($14,074)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
9/30/2021
Shares Held at
9/30/2021
% of Net
Assets
9/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% $– $8,913 $8,054 $859 86 1.7%
Total Affiliated Short-Term Investments – 859 1.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 159 2,452 2,238 373 373 0.7
Total Collateral Held for Securities Loaned 159 373 0.7
Total Value $159 $1,232
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 9/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% $– $– $ – $0
Total Income/Non Income Cash from Affiliated
Investments $0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total Value $– $– $ –

Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.3% ) Value
Communications Services (3.6%)
5,950 Match Group, Inc.
a
$ 934,091
2,396 RingCentral, Inc.
a
521,130
6,297 ZoomInfo Technologies, Inc.
a
385,313
Total 1,840,534
Consumer Discretionary (13.7%)
4,602 Aptiv plc
a
685,560
2,507 Burlington Stores, Inc.
a
710,910
5,910 Caesars Entertainment, Inc.
a
663,575
4,787 Chegg, Inc.
a
325,612
6,411 Chewy, Inc.
a
436,653
441 Chipotle Mexican Grill, Inc.
a
801,526
9,046 Farfetch, Ltd.
a
339,044
3,362 Five Below, Inc.
a
594,435
1,382 Lithia Motors, Inc. 438,149
114 NVR, Inc.
a
546,525
3,441 Planet Fitness, Inc.
a
270,291
1,577 Ulta Beauty, Inc.
a
569,171
8,019 Wyndham Hotels & Resorts, Inc. 618,987
Total 7,000,438
Consumer Staples (1.2%)
9,917 Lamb Weston Holdings, Inc. 608,606
Total 608,606
Financials (6.4%)
6,612 Arch Capital Group, Ltd.
a
252,446
3,169 Arthur J. Gallagher & Company 471,072
2,185 Kinsale Capital Group, Inc. 353,314
1,528 MSCI, Inc. 929,544
2,126 Signature Bank 578,867
6,141 Western Alliance Bancorp 668,264
Total 3,253,507
Health Care (19.7%)
6,890 ACADIA Pharmaceuticals, Inc.
a
114,443
8,261 Adaptive Biotechnologies
Corporation
a
280,791
1,084 Argenx SE ADR
a
327,368
2,344 Ascendis Pharma AS ADR
a
373,610
17,783 Avantor, Inc.
a
727,325
1,603 Bio-Techne Corporation 776,766
6,794 Centene Corporation
a
423,334
1,445 Cooper Companies, Inc. 597,233
1,746 Dexcom, Inc.
a
954,818
11,219 GoodRx Holdings, Inc.
a,b
460,203
4,659 Guardant Health, Inc.
a
582,422
3,095 Immunocore Holdings plc ADR
a
114,732
3,165 Insulet Corporation
a
899,588
3,544 Ionis Pharmaceuticals, Inc.
a
118,866
3,805 LHC Group, Inc.
a
597,042
3,876 Nevro Corporation
a
451,089
1,456 Repligen Corporation
a
420,769
1,611 Sarepta Therapeutics, Inc.
a
148,985
1,643 Teleflex, Inc. 618,672
1,090 Veeva Systems, Inc.
a
314,105
3,107 Zoetis, Inc. 603,193
4,756 Zymeworks, Inc.
a
138,114
Total 10,043,468
Industrials (19.2%)
4,851 ASGN, Inc.
a
548,842
2,882 Carlisle Companies, Inc. 572,913
2,797 Chart Industries, Inc.
a
534,535
Shares Common Stock (98.3%) Value
Industrials (19.2%) - continued
15,599 Driven Brands Holdings, Inc.
a
$ 450,655
2,483 Generac Holdings, Inc.
a
1,014,727
23,569 Howmet Aerospace, Inc. 735,353
1,818 IDEX Corporation 376,235
3,627 Middleby Corporation
a
618,440
1,262 Old Dominion Freight Line, Inc. 360,907
5,490 Regal-Beloit Corporation 825,366
9,240 TransUnion 1,037,744
4,405 Trex Company, Inc.
a
449,002
3,053 United Rentals, Inc.
a
1,071,389
4,743 Vicor Corporation
a
636,321
17,661 WillScot Mobile Mini Holdings
Corporation
a
560,207
Total 9,792,636
Information Technology (28.7%)
10,343 Amphenol Corporation 757,418
9,193 Anaplan, Inc.
a
559,762
6,000 AppLovin Corporation
a,b
434,220
6,206 Bandwidth, Inc.
a
560,278
4,208 Bill.com Holdings, Inc.
a
1,123,325
6,055 Cognex Corporation 485,732
2,935 Coupa Software, Inc.
a
643,293
2,898 DocuSign, Inc.
a
746,032
4,070 Elastic NV
a
606,389
1,156 EPAM Systems, Inc.
a
659,475
2,059 Five9, Inc.
a
328,905
1,078 HubSpot, Inc.
a
728,825
606 Lam Research Corporation 344,905
3,721 MKS Instruments, Inc. 561,536
2,363 Monolithic Power Systems, Inc. 1,145,299
2,968 Okta, Inc.
a
704,425
1,661 Palo Alto Networks, Inc.
a
795,619
1,917 Paycom Software, Inc.
a
950,353
1,979 Qorvo, Inc.
a
330,869
5,208 Sprout Social, Inc.
a
635,116
11,719 STMicroelectronics NV ADR
b
511,300
8,277 Trade Desk, Inc.
a
581,873
1,629 Zscaler, Inc.
a
427,156
Total 14,622,105
Materials (3.0%)
3,754 AptarGroup, Inc. 448,040
2,056 Martin Marietta Materials, Inc. 702,494
1,700 Quaker Chemical Corporation 404,124
Total 1,554,658
Real Estate (2.8%)
2,140 Camden Property Trust 315,586
5,989 CBRE Group, Inc.
a
583,089
1,591 SBA Communications Corporation 525,937
Total 1,424,612
Total Common Stock
(cost $42,331,867) 50,140,564
Shares
Collateral Held for Securities
Loaned ( 3.5% ) Value
1,798,735 Thrivent Cash Management Trust 1,798,735
Total Collateral Held for
Securities Loaned
(cost $1,798,735) 1,798,735

Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies ( 1.4% ) Value
Unaffiliated  (1.4%)
3,664 SPDR S&P Biotech ETF
b
$ 460,601
2,716 SPDR S&P Oil & Gas Exploration
ETF
b
262,692
Total 723,293
Total Registered Investment
Companies (cost $655,299) 723,293
Shares Short-Term Investments ( 0.2% ) Value
Thrivent Core Short-Term Reserve
Fund
9,776 0.120% 97,765
Total Short-Term Investments
(cost $97,765) 97,765
Total Investments (cost
$44,883,666) 103.4% $52,760,357
Other Assets and Liabilities, Net
(3.4%) (1,717,755)
Total Net Assets 100.0% $51,042,602
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Growth Portfolio as of September 30, 2021:
Securities Lending Transactions
Common Stock $ 1,762,007
Total lending $1,762,007
Gross amount payable upon return of
collateral for securities loaned $1,798,735
Net amounts due to counterparty $36,728
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2021, in valuing Mid Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,840,534 1,840,534 – –
Consumer Discretionary 7,000,438 7,000,438 – –
Consumer Staples 608,606 608,606 – –
Financials 3,253,507 3,253,507 – –
Health Care 10,043,468 10,043,468 – –
Industrials 9,792,636 9,792,636 – –
Information Technology 14,622,105 14,622,105 – –
Materials 1,554,658 1,554,658 – –
Real Estate 1,424,612 1,424,612 – –
Registered Investment Companies
Unaffiliated 723,293 723,293 – –
Subtotal Investments in Securities $50,863,857 $50,863,857 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 97,765
Collateral Held for Securities Loaned 1,798,735
Subtotal Other Investments $1,896,500
Total Investments at Value $52,760,357
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
9/30/2021
Shares Held at
9/30/2021
% of Net
Assets
9/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% $887 $19,947 $20,736 $98 10 0.2%
Total Affiliated Short-Term Investments 887 98 0.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 949 11,762 10,912 1,799 1,799 3.5
Total Collateral Held for Securities Loaned 949 1,799 3.5
Total Value $1,836 $1,897
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 9/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% $– $– $ – $1
Total Income/Non Income Cash from Affiliated
Investments $1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 2
Total Affiliated Income from Securities Loaned, Net $2
Total Value $– $– $ –

Mid Cap Index Portfolio
Schedule of Investments as of September 20, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99.1% ) Value
Communications Services (1.7%)
1,294 Cable One, Inc. $ 2,346,190
9,934 Cerence, Inc.
a
954,757
34,486 Iridium Communications, Inc.
a
1,374,267
11,377 John Wiley and Sons, Inc. 593,993
43,676 New York Times Company 2,151,917
57,789 Tegna, Inc. 1,139,599
25,837 Telephone & Data Systems, Inc. 503,821
11,800 World Wrestling Entertainment,
Inc. 663,868
18,075 Yelp, Inc.
a
673,113
Total 10,401,525
Consumer Discretionary (15.7%)
24,627 Adient plc
a
1,020,789
39,894 American Eagle Outfitters, Inc. 1,029,265
11,416 AutoNation, Inc.
a
1,390,012
21,414 Boyd Gaming Corporation
a
1,354,650
20,257 Brunswick Corporation 1,929,884
30,619 Callaway Golf Company
a
846,003
39,735 Capri Holdings, Ltd.
a
1,923,571
11,504 Carter's, Inc. 1,118,649
8,579 Choice Hotels International, Inc. 1,084,128
9,062 Churchill Downs, Inc. 2,175,605
9,139 Columbia Sportswear Company 875,882
6,202 Cracker Barrel Old Country Store,
Inc. 867,288
16,307 Crocs, Inc.
a
2,339,728
37,961 Dana, Inc. 844,253
7,231 Deckers Outdoor Corporation
a
2,604,606
17,130 Dick's Sporting Goods, Inc.
b
2,051,660
14,636 Five Below, Inc.
a
2,587,791
23,547 Foot Locker, Inc. 1,075,156
11,005 Fox Factory Holding Corporation
a
1,590,663
16,264 GameStop Corporation
a,b
2,853,844
62,460 Gentex Corporation 2,059,931
73,445 Goodyear Tire & Rubber
Company
a
1,299,977
1,055 Graham Holdings Company 621,564
11,811 Grand Canyon Education, Inc.
a
1,038,896
46,541 H&R Block, Inc. 1,163,525
40,213 Harley-Davidson, Inc. 1,472,198
6,299 Helen of Troy, Ltd.
a
1,415,259
35,234 IAA, Inc.
a
1,922,719
5,665 Jack in the Box, Inc. 551,375
23,512 KB Home 915,087
40,837 Kohl's Corporation 1,923,014
15,616 Lear Corporation 2,443,592
7,907 Lithia Motors, Inc. 2,506,835
11,163 Marriott Vacations Worldwide
Corporation 1,756,275
91,216 Mattel, Inc.
a
1,692,969
6,215 Murphy USA, Inc. 1,039,521
29,074 Nordstrom, Inc.
a,b
769,007
15,870 Ollie's Bargain Outlet Holdings,
Inc.
a
956,644
8,506 Papa John's International, Inc. 1,080,177
61,816 Park Hotels & Resorts, Inc.
a
1,183,158
14,887 Polaris, Inc. 1,781,378
4,453 RH
a
2,969,750
25,190 Scientific Games Corporation
a
2,092,533
43,803 Service Corporation International 2,639,569
20,202 Six Flags Entertainment
Corporation
a
858,585
35,260 Skechers USA, Inc.
a
1,485,151
32,749 Taylor Morrison Home Corporation
a
844,269
Shares Common Stock (99.1%) Value
Consumer Discretionary (15.7%) - continued
51,362 Tempur Sealy International, Inc. $ 2,383,710
18,253 Texas Roadhouse, Inc. 1,667,047
14,472 Thor Industries, Inc. 1,776,583
30,314 Toll Brothers, Inc. 1,676,061
8,609 TopBuild Corporation
a
1,763,209
22,557 Travel + Leisure Company 1,230,033
29,743 Tri Pointe Homes, Inc.
a
625,198
25,731 TripAdvisor, Inc.
a
870,994
17,223 Urban Outfitters, Inc.
a
511,351
19,630 Victoria's Secret & Company
a
1,084,754
7,315 Visteon Corporation
a
690,463
46,587 Wendy's Company 1,010,006
19,635 Williams-Sonoma, Inc. 3,481,875
7,775 Wingstop, Inc. 1,274,556
24,446 Wyndham Hotels & Resorts, Inc. 1,886,987
22,856 YETI Holdings, Inc.
a
1,958,531
Total 95,937,743
Consumer Staples (3.4%)
35,845 BJ's Wholesale Club Holdings,
Inc.
a
1,968,608
2,454 Boston Beer Company, Inc.
a
1,250,927
9,678 Casey's General Stores, Inc. 1,823,819
87,461 Coty, Inc.
a
687,444
42,363 Darling Ingredients, Inc.
a
3,045,900
16,442 Energizer Holdings, Inc. 642,060
52,029 Flowers Foods, Inc. 1,229,445
22,816 Grocery Outlet Holding
Corporation
a
492,141
21,895 Hain Celestial Group, Inc.
a
936,668
17,514 Ingredion, Inc. 1,558,921
5,184 Lancaster Colony Corporation 875,111
13,105 Nu Skin Enterprises, Inc. 530,359
40,170 Performance Food Group
Company
a
1,866,298
12,739 Pilgrim's Pride Corporation
a
370,450
15,320 Post Holdings, Inc.
a
1,687,651
5,545 Sanderson Farms, Inc. 1,043,569
29,848 Sprouts Farmers Markets, Inc.
a
691,578
4,566 Tootsie Roll Industries, Inc.
b
138,943
Total 20,839,892
Energy (2.6%)
84,865 Antero Midstream Corporation 884,293
52,749 ChampionX Corporation
a
1,179,468
26,874 Cimarex Energy Company 2,343,413
56,962 CNX Resources Corporation
a
718,860
25,319 DT Midstream, Inc. 1,170,750
79,047 EQT Corporation
a
1,617,302
106,273 Equitrans Midstream Corporation 1,077,608
39,075 HollyFrontier Corporation 1,294,555
37,945 Murphy Oil Corporation 947,487
102,125 NOV, Inc.
a
1,338,859
59,768 Targa Resources Corporation 2,941,183
Total 15,513,778
Financials (14.7%)
10,771 Affiliated Managers Group, Inc. 1,627,390
3,625 Alleghany Corporation
a
2,263,486
17,279 American Financial Group, Inc. 2,174,217
39,984 Associated Banc-Corp 856,457
28,387 BancorpSouth Bank 845,365
10,580 Bank of Hawaii Corporation 869,359
31,846 Bank OZK 1,368,741
21,724 Brighthouse Financial, Inc.
a
982,577

Mid Cap Index Portfolio
Schedule of Investments as of September 20, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.1%) Value
Financials (14.7%) - continued
20,430 Cathay General Bancorp $ 845,598
25,915 CIT Group, Inc. 1,346,284
33,402 CNO Financial Group, Inc. 786,283
27,783 Commerce Bancshares, Inc. 1,935,919
14,807 Cullen/Frost Bankers, Inc. 1,756,406
37,085 East West Bancorp, Inc. 2,875,571
29,242 Essent Group, Ltd. 1,286,940
10,366 Evercore, Inc. 1,385,623
83,518 F.N.B. Corporation 970,479
9,875 FactSet Research Systems, Inc. 3,898,452
25,500 Federated Hermes, Inc. 828,750
28,732 First American Financial
Corporation 1,926,481
33,490 First Financial Bankshares, Inc. 1,538,865
143,589 First Horizon Corporation 2,339,065
10,574 FirstCash, Inc. 925,225
42,626 Fulton Financial Corporation 651,325
28,322 Glacier Bancorp, Inc. 1,567,623
22,702 Hancock Whitney Corporation 1,069,718
9,333 Hanover Insurance Group, Inc. 1,209,743
39,459 Home BancShares, Inc. 928,470
22,831 Interactive Brokers Group, Inc. 1,423,285
13,914 International Bancshares
Corporation 579,379
45,050 Janus Henderson Group plc 1,861,917
51,658 Jefferies Financial Group, Inc. 1,918,062
15,633 Kemper Corporation 1,044,128
5,604 Kinsale Capital Group, Inc. 906,167
2,993 LendingTree, Inc.
a
418,511
6,947 Mercury General Corporation 386,739
43,871 Navient Corporation 865,575
121,554 New York Community Bancorp,
Inc. 1,564,400
74,322 Old Republic International
Corporation 1,719,068
30,638 PacWest Bancorp 1,388,514
19,894 Pinnacle Financial Partners, Inc. 1,871,628
10,317 Primerica, Inc. 1,585,001
17,382 PROG Holdings, Inc. 730,218
24,291 Prosperity Bancshares, Inc. 1,727,819
17,774 Reinsurance Group of America,
Inc. 1,977,535
12,313 RenaissanceRe Holdings, Ltd. 1,716,432
10,403 RLI Corporation 1,043,109
28,026 SEI Investments Company 1,661,942
15,711 Selective Insurance Group, Inc. 1,186,652
15,850 Signature Bank 4,315,638
79,934 SLM Corporation 1,406,838
50,368 Sterling Bancorp 1,257,185
27,390 Stifel Financial Corporation 1,861,424
38,279 Synovus Financial Corporation 1,680,065
13,226 Texas Capital Bancshares, Inc.
a
793,825
11,247 UMB Financial Corporation 1,087,697
57,540 Umpqua Holdings Corporation 1,165,185
33,772 United Bankshares, Inc. 1,228,625
53,426 Unum Group 1,338,856
106,283 Valley National Bancorp 1,414,627
17,760 Washington Federal, Inc. 609,346
23,680 Webster Financial Corporation 1,289,613
14,910 Wintrust Financial Corporation 1,198,317
Total 89,283,734
Health Care (10.6%)
23,489 Acadia Healthcare Company, Inc.
a
1,498,128
8,530 Amedisys, Inc.
a
1,271,823
Shares Common Stock (99.1%) Value
Health Care (10.6%) - continued
27,252 Arrowhead Research Corporation
a
$ 1,701,342
4,112 Chemed Corporation 1,912,573
12,493 Emergent Biosolutions, Inc.
a
625,525
26,009 Encompass Health Corporation 1,951,715
42,151 Envista Holdings Corporation
a
1,762,333
82,350 Exelixis, Inc.
a
1,740,879
20,467 Globus Medical, Inc.
a
1,568,182
13,321 Haemonetics Corporation
a
940,329
37,205 Halozyme Therapeutics, Inc.
a
1,513,499
21,797 HealthEquity, Inc.
a
1,411,574
17,204 Hill-Rom Holdings, Inc. 2,580,600
5,211 ICU Medical, Inc.
a
1,216,143
19,013 Integra LifeSciences Holdings
Corporation
a
1,302,010
15,984 Jazz Pharmaceuticals, Inc.
a
2,081,277
8,278 LHC Group, Inc.
a
1,298,901
13,907 LivaNova plc
a
1,101,295
13,240 Masimo Corporation
a
3,584,200
7,490 Medpace Holdings, Inc.
a
1,417,707
15,265 Molina Healthcare, Inc.
a
4,141,547
48,043 Nektar Therapeutics
a
862,852
28,093 Neogen Corporation
a
1,220,079
24,739 Neurocrine Biosciences, Inc.
a
2,372,718
13,505 NuVasive, Inc.
a
808,274
36,202 Option Care Health, Inc.
a
878,261
22,538 Patterson Companies, Inc. 679,295
8,988 Penumbra, Inc.
a
2,395,302
34,951 Perrigo Company plc 1,654,231
17,992 Progyny, Inc.
a
1,007,552
9,903 Quidel Corporation
a
1,397,809
34,989 R1 RCM, Inc.
a
770,108
13,364 Repligen Corporation
a
3,862,062
12,389 STAAR Surgical Company
a
1,592,358
27,049 Syneos Health, Inc.
a
2,366,247
16,475 Tandem Diabetes Care, Inc.
a
1,966,786
27,983 Tenet Healthcare Corporation
a
1,859,191
11,734 United Therapeutics Corporation
a
2,165,862
Total 64,480,569
Industrials (17.5%)
9,334 Acuity Brands, Inc. 1,618,236
37,656 AECOM
a
2,377,976
16,158 AGCO Corporation 1,979,840
13,827 ASGN, Inc.
a
1,564,387
12,349 Avis Budget Group, Inc.
a
1,438,782
17,167 Axon Enterprise, Inc.
a
3,004,568
13,015 Brink's Company 823,849
54,162 Builders FirstSource, Inc.
a
2,802,342
13,625 Carlisle Companies, Inc. 2,708,514
13,083 Clean Harbors, Inc.
a
1,358,931
33,858 Colfax Corporation
a
1,554,082
13,027 Crane Company 1,235,090
10,687 Curtiss-Wright Corporation 1,348,486
32,826 Donaldson Company, Inc. 1,884,541
8,045 Dycom Industries, Inc.
a
573,126
14,051 EMCOR Group, Inc. 1,621,204
11,112 EnerSys 827,177
34,049 Flowserve Corporation 1,180,479
36,964 Fluor Corporation
a
590,315
8,960 FTI Consulting, Inc.
a
1,206,912
9,279 GATX Corporation 831,027
44,368 Graco, Inc. 3,104,429
25,767 GXO Logistics, Inc.
a
2,021,163
19,686 Herman Miller, Inc. 741,375
21,917 Hexcel Corporation
a
1,301,651

Mid Cap Index Portfolio
Schedule of Investments as of September 20, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.1%) Value
Industrials (17.5%) - continued
14,214 Hubbell, Inc. $ 2,568,043
9,384 Insperity, Inc. 1,039,184
22,505 ITT Corporation 1,931,829
83,127 JetBlue Airways Corporation
a
1,271,012
31,153 KAR Auction Services, Inc.
a
510,598
36,799 KBR, Inc. 1,449,881
21,856 Kennametal, Inc. 748,131
15,712 Kirby Corporation
a
753,548
43,384 Knight-Swift Transportation
Holdings, Inc. 2,219,092
10,005 Landstar System, Inc. 1,578,989
8,938 Lennox International, Inc. 2,629,291
15,523 Lincoln Electric Holdings, Inc. 1,999,207
14,176 Manpower, Inc. 1,534,977
14,957 MasTec, Inc.
a
1,290,490
14,680 Mercury Systems, Inc.
a
696,126
14,540 Middleby Corporation
a
2,479,215
9,527 MSA Safety, Inc. 1,388,084
12,283 MSC Industrial Direct Company,
Inc. 984,974
14,131 Nordson Corporation 3,365,298
43,941 nVent Electric plc 1,420,613
17,941 Oshkosh Corporation 1,836,620
26,957 Owens Corning, Inc. 2,304,823
10,638 Regal-Beloit Corporation 1,599,317
14,056 Ryder System, Inc. 1,162,572
6,884 Saia, Inc.
a
1,638,599
11,355 Simpson Manufacturing Company,
Inc. 1,214,644
24,009 Stericycle, Inc.
a
1,631,892
53,828 Sunrun, Inc.
a
2,368,432
18,245 Terex Corporation 768,114
14,133 Tetra Tech, Inc. 2,110,622
18,139 Timken Company 1,186,653
27,985 Toro Company 2,726,019
30,150 Trex Company, Inc.
a
3,073,189
21,804 Trinity Industries, Inc. 592,415
44,673 Univar, Inc.
a
1,064,111
5,545 Valmont Industries, Inc. 1,303,740
44,155 Vontier Corporation 1,483,608
8,618 Watsco, Inc. 2,280,495
16,158 Werner Enterprises, Inc. 715,315
16,626 Woodward, Inc. 1,882,063
25,767 XPO Logistics, Inc.
a
2,050,538
Total 106,550,845
Information Technology (14.2%)
30,709 ACI Worldwide, Inc.
a
943,687
13,006 Alliance Data Systems Corporation 1,312,175
26,186 Amkor Technology, Inc. 653,341
18,773 Arrow Electronics, Inc.
a
2,108,020
17,751 Aspen Technology, Inc.
a
2,179,823
26,009 Avnet, Inc. 961,553
11,724 Belden, Inc. 683,040
10,989 Blackbaud, Inc.
a
773,076
19,420 Brooks Automation, Inc. 1,987,637
6,156 CACI International, Inc.
a
1,613,488
31,830 CDK Global, Inc. 1,354,366
40,454 Ciena Corporation
a
2,077,313
15,055 Cirrus Logic, Inc.
a
1,239,779
7,638 CMC Materials, Inc. 941,231
46,189 Cognex Corporation 3,705,281
6,413 Coherent, Inc.
a
1,603,827
11,990 CommVault Systems, Inc.
a
902,967
11,192 Concentrix Corporation
a
1,980,984
Shares Common Stock (99.1%) Value
Information Technology (14.2%) - continued
30,183 Cree, Inc.
a
$ 2,436,674
22,858 Digital Turbine, Inc.
a
1,571,487
14,250 Envestnet, Inc.
a
1,143,420
7,420 Fair Isaac Corporation
a
2,952,641
25,845 First Solar, Inc.
a
2,467,164
45,146 Genpact, Ltd. 2,144,886
27,415 II-VI, Inc.
a,b
1,627,354
12,600 j2 Global, Inc.
a
1,721,412
38,118 Jabil, Inc. 2,224,948
35,649 Lattice Semiconductor
Corporation
a
2,304,708
6,435 Littelfuse, Inc. 1,758,492
17,754 LiveRamp Holding, Inc.
a
838,521
19,839 Lumentum Holdings, Inc.
a
1,657,350
16,572 Manhattan Associates, Inc.
a
2,536,013
16,068 MAXIMUS, Inc. 1,336,858
15,981 Mimecast, Ltd.
a
1,016,392
14,494 MKS Instruments, Inc. 2,187,289
34,760 National Instruments Corporation 1,363,635
34,346 NCR Corporation
a
1,331,251
19,365 NetScout Systems, Inc.
a
521,887
10,276 Paylocity Holding Corporation
a
2,881,390
8,755 Qualys, Inc.
a
974,344
84,339 Sabre Corporation
a
998,574
24,294 SailPoint Technologies Holdings,
Inc.
a
1,041,727
15,150 Science Applications International
Corporation 1,296,234
16,971 Semtech Corporation
a
1,323,229
10,617 Silicon Laboratories, Inc.
a
1,488,079
13,663 Solaredge Technology, Ltd.
a
3,623,701
9,201 Synaptics, Inc.
a
1,653,696
10,860 SYNNEX Corporation 1,130,526
28,517 Teradata Corporation
a
1,635,450
11,331 Universal Display Corporation 1,937,148
19,167 ViaSat, Inc.
a
1,055,527
34,689 Vishay Intertechnology, Inc. 696,902
11,710 WEX, Inc.
a
2,062,599
35,924 Xerox Holdings Corporation 724,587
Total 86,687,683
Materials (5.8%)
17,241 AptarGroup, Inc. 2,057,713
14,764 Ashland Global Holdings, Inc. 1,315,768
23,864 Avient Corporation 1,106,096
14,827 Cabot Corporation 743,129
43,172 Chemours Company 1,254,578
118,868 Cleveland-Cliffs, Inc.
a,b
2,354,775
31,520 Commercial Metals Company 960,099
8,897 Compass Minerals International,
Inc. 572,967
10,947 Eagle Materials, Inc. 1,435,809
6,940 Greif, Inc. 448,324
10,330 Ingevity Corporation
a
737,252
24,891 Louisiana-Pacific Corporation 1,527,561
8,781 Minerals Technologies, Inc. 613,265
1,885 NewMarket Corporation 638,581
37,748 Olin Corporation 1,821,341
16,594 Reliance Steel & Aluminum
Company 2,363,317
17,149 Royal Gold, Inc. 1,637,558
33,921 RPM International, Inc. 2,633,966
10,648 Scotts Miracle-Gro Company 1,558,441
11,019 Sensient Technologies Corporation 1,003,611
21,933 Silgan Holdings, Inc. 841,350

Mid Cap Index Portfolio
Schedule of Investments as of September 20, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.1%) Value
Materials (5.8%) - continued
25,701 Sonoco Products Company $ 1,531,266
50,685 Steel Dynamics, Inc. 2,964,059
70,608 United States Steel Corporation 1,551,258
47,249 Valvoline, Inc. 1,473,224
8,656 Worthington Industries, Inc. 456,171
Total 35,601,479
Real Estate (9.7%)
36,361 American Campus Communities,
Inc. 1,761,691
41,028 Apartment Income REIT
Corporation 2,002,577
77,626 Brixmor Property Group, Inc. 1,716,311
26,289 Camden Property Trust 3,876,839
11,555 CoreSite Realty Corporation 1,600,830
29,363 Corporate Office Properties Trust 792,214
38,865 Cousins Properties, Inc. 1,449,276
32,417 CyrusOne, Inc. 2,509,400
45,866 Douglas Emmett, Inc. 1,449,824
10,561 EastGroup Properties, Inc. 1,759,779
19,553 EPR Properties 965,527
33,753 First Industrial Realty Trust, Inc. 1,757,856
38,040 Healthcare Realty Trust, Inc. 1,132,831
27,239 Highwoods Properties, Inc. 1,194,703
39,856 Hudson Pacific Properties, Inc. 1,047,017
30,349 JBG SMITH Properties 898,634
13,253 Jones Lang LaSalle, Inc.
a
3,287,937
27,396 Kilroy Realty Corporation 1,813,889
22,679 Lamar Advertising Company 2,572,933
20,471 Life Storage, Inc. 2,348,843
55,678 Macerich Company 930,379
155,709 Medical Properties Trust, Inc. 3,125,080
88,695 MGIC Investment Corporation 1,326,877
45,899 National Retail Properties, Inc. 1,982,378
21,318 National Storage Affiliates Trust 1,125,377
62,439 Omega Healthcare Investors, Inc. 1,870,672
34,342 Pebblebrook Hotel Trust 769,604
56,827 Physicians Realty Trust 1,001,292
17,525 PotlatchDeltic Corporation 903,940
5,256 PS Business Parks, Inc. 823,825
36,941 Rayonier, Inc. REIT 1,318,055
36,004 Rexford Industrial Realty, Inc. 2,043,227
57,721 Sabra Health Care REIT, Inc. 849,653
17,555 SL Green Realty Corporation 1,243,596
31,132 Spirit Realty Capital, Inc. 1,433,317
63,914 Store Capital Corporation 2,047,165
28,781 Urban Edge Properties 526,980
Total 59,260,328
Utilities (3.2%)
13,662 ALLETE, Inc. 813,162
16,593 Black Hills Corporation 1,041,377
58,456 Essential Utilities, Inc. 2,693,652
28,573 Hawaiian Electric Industries, Inc. 1,166,636
13,204 IDACORP, Inc. 1,365,030
52,913 MDU Resources Group, Inc. 1,569,929
23,834 National Fuel Gas Company 1,251,762
25,207 New Jersey Resources
Corporation 877,456
13,477 NorthWestern Corporation 772,232
52,323 OGE Energy Corporation 1,724,566
13,984 ONE Gas, Inc. 886,166
22,436 PNM Resources, Inc. 1,110,133
15,446 Southwest Gas Holdings, Inc. 1,033,028
13,510 Spire, Inc. 826,542
Shares Common Stock (99.1%) Value
Utilities (3.2%) - continued
54,655 UGI Corporation $ 2,329,396
Total 19,461,067
Total Common Stock
(cost $415,864,466) 604,018,643
Shares
Collateral Held for Securities
Loaned ( 0.6% ) Value
3,527,086 Thrivent Cash Management Trust 3,527,086
Total Collateral Held for
Securities Loaned
(cost $3,527,086) 3,527,086
Shares or
Principal
Amount Short-Term Investments ( 0.9% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.040%, 10/26/2021
c,d
99,999
200,000 0.040%, 11/18/2021
c,d
199,989
100,000 0.025%, 12/28/2021
c,d
99,990
Thrivent Core Short-Term Reserve
Fund
528,341 0.120% 5,283,408
Total Short-Term Investments
(cost $5,683,388) 5,683,386
Total Investments (cost
$425,074,940) 100.6% $613,229,115
Other Assets and Liabilities, Net
(0.6%) (3,534,225)
Total Net Assets 100.0% $609,694,890
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Index Portfolio as of September 30, 2021:
Securities Lending Transactions
Common Stock $ 3,430,913
Total lending $3,430,913
Gross amount payable upon return of
collateral for securities loaned $3,527,086
Net amounts due to counterparty $96,173
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Mid Cap Index Portfolio
Schedule of Investments as of September 20, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
I
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2021, in valuing Mid Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 10,401,525 10,401,525 – –
Consumer Discretionary 95,937,743 95,937,743 – –
Consumer Staples 20,839,892 20,839,892 – –
Energy 15,513,778 15,513,778 – –
Financials 89,283,734 89,283,734 – –
Health Care 64,480,569 64,480,569 – –
Industrials 106,550,845 106,550,845 – –
Information Technology 86,687,683 86,687,683 – –
Materials 35,601,479 35,601,479 – –
Real Estate 59,260,328 59,260,328 – –
Utilities 19,461,067 19,461,067 – –
Short-Term Investments 399,978 – 399,978 –
Subtotal Investments in Securities $604,418,621 $604,018,643 $399,978 $–
Other Investments  * Total
Affiliated Short-Term Investments 5,283,408
Collateral Held for Securities Loaned 3,527,086
Subtotal Other Investments $8,810,494
Total Investments at Value $613,229,115
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 146,074 146,074 – –
Total Liability Derivatives $146,074 $146,074 $– $–
The following table presents Mid Cap Index Portfolio's futures contracts held as of September 30, 2021. Investments and/or cash totaling
$399,978 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME E-mini S&P Mid-Cap 400 Index 22 December 2021 $ 5,939,114 ( $ 146,074)
Total Futures Long Contracts $ 5,939,114 ( $ 146,074)
Total Futures Contracts $ 5,939,114 ($146,074)

Mid Cap Index Portfolio
Schedule of Investments as of September 20, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
9/30/2021
Shares Held at
9/30/2021
% of Net
Assets
9/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% $6,420 $39,477 $40,614 $5,283 528 0.9%
Total Affiliated Short-Term Investments 6,420 5,283 0.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 5,987 55,816 58,276 3,527 3,527 0.6
Total Collateral Held for Securities Loaned 5,987 3,527 0.6
Total Value $12,407 $8,810
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 9/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% $– $– $ – $5
Total Income/Non Income Cash from Affiliated
Investments $5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 5
Total Affiliated Income from Securities Loaned, Net $5
Total Value $– $– $ –

Mid Cap Stock Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.0% ) Value
Communications Services (2.3%)
802,842 DISH Network Corporation
a
$ 34,891,513
296,314 Zillow Group, Inc.
a
26,247,494
Total 61,139,007
Consumer Discretionary (14.6%)
286,386 Aptiv plc
a
42,662,922
376,665 Caesars Entertainment, Inc.
a
42,291,946
35,542 Chipotle Mexican Grill, Inc.
a
64,598,296
215,583 Expedia Group, Inc.
a
35,334,054
875,906 Harley-Davidson, Inc. 32,066,919
171,984 Lululemon Athletica , Inc.
a
69,601,925
14,222 NVR, Inc.
a
68,181,406
54,143 RH
a
36,108,508
Total 390,845,976
Consumer Staples (3.1%)
1,062,420 Hain Celestial Group, Inc.
a
45,450,327
604,280 Lamb Weston Holdings, Inc. 37,084,664
Total 82,534,991
Energy (2.6%)
1,282,623 Devon Energy Corporation 45,545,943
367,613 Valero Energy Corporation 25,942,449
Total 71,488,392
Financials (14.7%)
1,231,124 Ally Financial, Inc. 62,848,880
867,446 Arch Capital Group, Ltd.
a
33,119,088
852,722 Assured Guaranty, Ltd. 39,915,917
1,314,107 Equitable Holdings, Inc. 38,950,132
262,343 Kinsale Capital Group, Inc. 42,420,863
1,253,743 Radian Group, Inc. 28,485,041
819,255 Western Alliance Bancorp 89,151,329
960,559 Zions Bancorporations NA 59,448,997
Total 394,340,247
Health Care (9.2%)
55,947 Align Technology, Inc.
a
37,228,812
47,742 Amedisys , Inc.
a
7,118,332
76,676 Bio- Techne Corporation 37,154,889
365,340 Edwards Lifesciences Corporation
a
41,360,142
166,258 Insulet Corporation
a
47,255,511
705,577 NuVasive , Inc.
a
42,228,784
394,236 Syneos Health, Inc.
a
34,487,765
Total 246,834,235
Industrials (19.3%)
455,661 Advanced Drainage Systems, Inc. 49,288,850
2,065,513 Dun & Bradstreet Holdings, Inc.
a
34,721,274
1,287,715 Howmet Aerospace, Inc. 40,176,708
691,714 Nutrien , Ltd. 44,843,819
203,596 Old Dominion Freight Line, Inc. 58,224,384
508,806 Quanta Services, Inc. 57,912,299
346,998 Regal-Beloit Corporation 52,167,679
838,479 Southwest Airlines Company
a
43,122,975
609,981 Timken Company 39,904,957
274,024 United Rentals, Inc.
a
96,163,242
Total 516,526,187
Information Technology (15.5%)
391,125 Alliance Data Systems Corporation 39,460,601
133,325 ANSYS, Inc.
a
45,390,496
396,428 AppLovin Corporation
a,b
28,689,494
255,328 Bill.com Holdings, Inc.
a
68,159,810
Shares Common Stock (97.0%) Value
Information Technology (15.5%) - continued
863,885 Calix, Inc.
a
$ 42,701,836
693,609 Ciena Corporation
a
35,616,822
1,271,093 Dropbox, Inc.
a
37,141,338
194,342 Enphase Energy, Inc.
a
29,145,470
176,679 NICE, Ltd. ADR
a
50,183,903
1,170,104 Sonos , Inc.
a
37,864,565
Total 414,354,335
Materials (4.6%)
353,050 Ashland Global Holdings, Inc. 31,463,816
494,304 Ball Corporation 44,472,531
815,685 Steel Dynamics, Inc. 47,701,259
Total 123,637,606
Real Estate (6.3%)
236,154 Alexandria Real Estate Equities,
Inc. 45,121,945
344,259 Camden Property Trust 50,767,875
239,912 Digital Realty Trust, Inc. 34,655,288
780,721 Duke Realty Corporation 37,373,114
Total 167,918,222
Utilities (4.8%)
817,528 Alliant Energy Corporation 45,765,218
1,656,372 CenterPoint Energy, Inc. 40,746,751
431,284 Entergy Corporation 42,830,814
Total 129,342,783
Total Common Stock
(cost $1,717,499,328) 2,598,961,981
Shares
Collateral Held for Securities
Loaned ( 0.9% ) Value
23,656,725 Thrivent Cash Management Trust 23,656,725
Total Collateral Held for
Securities Loaned
(cost $23,656,725) 23,656,725
Shares Short-Term Investments ( 2.9% ) Value
Thrivent Core Short-Term Reserve
Fund
7,782,887 0.120% 77,828,867
Total Short-Term Investments
(cost $77,799,881) 77,828,867
Total Investments (cost
$1,818,955,934) 100.8% $2,700,447,573
Other Assets and Liabilities, Net
(0.8%) (22,207,604)
Total Net Assets 100.0% $2,678,239,969
a Non-income producing security.
b All or a portion of the security is on loan.

Mid Cap Stock Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Portfolio as of September 30, 2021:
Securities Lending Transactions
Common Stock $ 22,601,151
Total lending $22,601,151
Gross amount payable upon return of
collateral for securities loaned $23,656,725
Net amounts due to counterparty $1,055,574
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2021, in valuing Mid Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 61,139,007 61,139,007 – –
Consumer Discretionary 390,845,976 390,845,976 – –
Consumer Staples 82,534,991 82,534,991 – –
Energy 71,488,392 71,488,392 – –
Financials 394,340,247 394,340,247 – –
Health Care 246,834,235 246,834,235 – –
Industrials 516,526,187 516,526,187 – –
Information Technology 414,354,335 414,354,335 – –
Materials 123,637,606 123,637,606 – –
Real Estate 167,918,222 167,918,222 – –
Utilities 129,342,783 129,342,783 – –
Subtotal Investments in Securities $2,598,961,981 $2,598,961,981 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 77,828,867
Collateral Held for Securities Loaned 23,656,725
Subtotal Other Investments $101,485,592
Total Investments at Value $2,700,447,573
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Stock Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
9/30/2021
Shares Held at
9/30/2021
% of Net
Assets
9/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% $54,297 $223,444 $199,912 $77,829 7,783 2.9%
Total Affiliated Short-Term Investments 54,297 77,829 2.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 61,951 139,710 178,004 23,657 23,657 0.9
Total Collateral Held for Securities Loaned 61,951 23,657 0.9
Total Value $116,248 $101,486
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 9/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% $– $– $ – $91
Total Income/Non Income Cash from Affiliated
Investments $91
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 78
Total Affiliated Income from Securities Loaned, Net $78
Total Value $– $– $ –

Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 95.5% ) Value
Communications Services (5.3%)
9,296 Discovery, Inc., Class A
a,b
$ 235,933
25,241 Imax Corporation 479,074
10,642 Interpublic Group of Companies,
Inc. 390,242
10,773 Playtika Holding Corporation
b
297,658
Total 1,402,907
Consumer Discretionary (10.9%)
1,797 Aptiv plc
b
267,699
2,585 Cedar Fair, LP
b
119,892
5,820 Dollar Tree, Inc.
b
557,091
4,577 eBay, Inc. 318,880
2,296 Lear Corporation 359,278
1,986 Mohawk Industries, Inc.
b
352,316
1,844 Polaris, Inc. 220,653
10,773 Tapestry, Inc. 398,817
3,386 Wyndham Hotels & Resorts, Inc. 261,365
Total 2,855,991
Consumer Staples (5.2%)
9,253 Albertsons Companies, Inc.
a
288,046
3,737 Church & Dwight Company, Inc. 308,564
10,696 Hain Celestial Group, Inc.
b
457,575
4,142 Sysco Corporation 325,147
Total 1,379,332
Energy (4.7%)
9,809 Enterprise Products Partners, LP 212,267
12,152 Helmerich & Payne, Inc. 333,086
4,781 Marathon Petroleum Corporation 295,514
2,393 Pioneer Natural Resources
Company 398,458
Total 1,239,325
Financials (20.4%)
2,439 Capital One Financial Corporation 395,045
4,100 Cboe Global Markets, Inc. 507,826
6,716 Comerica, Inc. 540,638
7,340 Enterprise Financial Services
Corporation 332,355
12,603 Equitable Holdings, Inc. 373,553
8,048 Hartford Financial Services Group,
Inc. 565,372
4,723 Raymond James Financial, Inc. 435,838
6,470 Selective Insurance Group, Inc. 488,679
7,045 Trustmark Corporation 226,990
7,940 Voya Financial, Inc. 487,437
8,172 Wintrust Financial Corporation 656,784
5,709 Zions Bancorporations NA 353,330
Total 5,363,847
Health Care (7.2%)
3,854 Acadia Healthcare Company, Inc.
b
245,808
7,544 Centene Corporation
b
470,067
2,904 Ionis Pharmaceuticals, Inc.
b
97,400
5,749 NuVasive, Inc.
b
344,078
4,285 Syneos Health, Inc.
b
374,852
2,467 Zimmer Biomet Holdings, Inc. 361,070
Total 1,893,275
Industrials (15.2%)
3,582 AGCO Corporation 438,903
9,025 Barnes Group, Inc. 376,613
3,050 Carlisle Companies, Inc. 606,310
Shares Common Stock (95.5%) Value
Industrials (15.2%) - continued
7,924 Crane Company $ 751,274
2,224 JB Hunt Transport Services, Inc. 371,897
1,519 Lincoln Electric Holdings, Inc. 195,632
14,043 Meritor, Inc.
b
299,256
4,660 Robert Half International, Inc. 467,538
9,496 Southwest Airlines Company
b
488,379
Total 3,995,802
Information Technology (8.6%)
6,960 Jabil, Inc. 406,255
12,634 Juniper Networks, Inc. 347,688
9,729 NCR Corporation
b
377,096
11,817 ON Semiconductor Corporation
b
540,864
2,523 PTC, Inc.
b
302,230
5,042 Western Digital Corporation
b
284,571
Total 2,258,704
Materials (6.8%)
18,339 Axalta Coating Systems, Ltd.
b
535,316
10,955 Berry Plastics Group, Inc.
b
666,940
4,963 CF Industries Holdings, Inc. 277,035
3,258 LyondellBasell Industries NV 305,763
Total 1,785,054
Real Estate (7.1%)
2,132 Camden Property Trust 314,406
4,803 CBRE Group, Inc.
b
467,620
7,485 Highwoods Properties, Inc. 328,292
22,212 Host Hotels & Resorts, Inc.
b
362,722
18,971 Kimco Realty Corporation 393,648
Total 1,866,688
Utilities (4.1%)
4,420 Alliant Energy Corporation 247,432
15,584 CenterPoint Energy, Inc. 383,366
7,122 Evergy, Inc. 442,988
Total 1,073,786
Total Common Stock
(cost $22,855,878) 25,114,711
Shares
Collateral Held for Securities
Loaned ( 2.1% ) Value
565,735 Thrivent Cash Management Trust 565,735
Total Collateral Held for
Securities Loaned
(cost $565,735) 565,735
Shares
Registered Investment
Companies ( 1.0% ) Value
Unaffiliated  (1.0%)
6,232 Fidelity US Utilities ETF 256,509
Total 256,509
Total Registered Investment
Companies (cost $253,139) 256,509

Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Short-Term Investments ( 3.9% ) Value
Thrivent Core Short-Term Reserve
Fund
102,395 0.120% $ 1,023,954
Total Short-Term Investments
(cost $1,023,954) 1,023,954
Total Investments (cost
$24,698,706) 102.5% $26,960,909
Other Assets and Liabilities, Net
(2.5%) (665,675)
Total Net Assets 100.0% $26,295,234
a All or a portion of the security is on loan.
b Non-income producing security.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Value Portfolio as of September 30, 2021:
Securities Lending Transactions
Common Stock $ 543,983
Total lending $543,983
Gross amount payable upon return of
collateral for securities loaned $565,735
Net amounts due to counterparty $21,752
Definitions:
ETF - Exchange Traded Fund
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2021, in valuing Mid Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,402,907 1,402,907 – –
Consumer Discretionary 2,855,991 2,855,991 – –
Consumer Staples 1,379,332 1,379,332 – –
Energy 1,239,325 1,239,325 – –
Financials 5,363,847 5,363,847 – –
Health Care 1,893,275 1,893,275 – –
Industrials 3,995,802 3,995,802 – –
Information Technology 2,258,704 2,258,704 – –
Materials 1,785,054 1,785,054 – –
Real Estate 1,866,688 1,866,688 – –
Utilities 1,073,786 1,073,786 – –
Registered Investment Companies
Unaffiliated 256,509 256,509 – –
Subtotal Investments in Securities $25,371,220 $25,371,220 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 1,023,954
Collateral Held for Securities Loaned 565,735
Subtotal Other Investments $1,589,689
Total Investments at Value $26,960,909
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
9/30/2021
Shares Held at
9/30/2021
% of Net
Assets
9/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% $91 $16,720 $15,787 $1,024 102 3.9%
Total Affiliated Short-Term Investments 91 1,024 3.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 199 3,614 3,247 566 566 2.1
Total Collateral Held for Securities Loaned 199 566 2.1
Total Value $290 $1,590
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 9/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% $– $– $ – $1
Total Income/Non Income Cash from Affiliated
Investments $1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 2
Total Affiliated Income from Securities Loaned, Net $2
Total Value $– $– $ –

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 1.4% )
a
Value
Basic Materials (0.1%)
Ball Metalpack Finco, LLC, Term
Loan
$ 691,762
4.621%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 690,324
Flexsys, Inc./Ohio, Term Loan
1,745,000
0.000%,  (LIBOR 1M +
5.250%), 8/12/2028
b,c,d,e
1,736,275
Hexion, Inc., Term Loan
817,456
3.650%,  (LIBOR 3M +
3.500%), 7/1/2026
b
817,456
INEOS US Petrochem, LLC, Term
Loan
1,326,675
3.250%,  (LIBOR 1M +
2.750%), 1/29/2026
b
1,326,675
Innophos Holdings, Inc., Term
Loan
817,550
3.834%,  (LIBOR 1M +
3.750%), 2/7/2027
b,e
818,572
Nouryon USA, LLC, Term Loan
1,619,960
2.832%,  (LIBOR 1M +
2.750%), 10/1/2025
b
1,608,215
Pixelle Specialty Solutions, LLC,
Term Loan
964,064
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
961,856
Sparta US HoldCo, LLC, Term
Loan
260,000
4.250%,  (LIBOR 3M +
3.500%), 8/2/2028
b
260,325
Venator Finance SARL, Term Loan
932,713
3.084%,  (LIBOR 1M +
3.000%), 8/8/2024
b
919,114
Total 9,138,812
Capital Goods (0.2%)
Bingo Industries, Ltd., Term Loan
635,000
4.000%,  (LIBOR 3M +
3.500%), 8/9/2028
b,e
633,413
Flex Acquisition Company, Inc.,
Term Loan
1,788,401
3.145%,  (LIBOR 3M +
3.000%), 6/29/2025
b
1,777,027
748,125
4.000%,  (LIBOR 3M +
3.500%), 3/2/2028
b
746,359
Gemini HDPE, LLC, Term Loan
1,148,079
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
1,148,079
GFL Environmental, Inc., Term
Loan
1,215,813
3.500%,  (LIBOR 3M +
3.000%), 5/31/2025
b
1,217,332
Graham Packaging Company,
Inc., Term Loan
1,233,800
3.750%,  (LIBOR 1M +
3.000%), 8/4/2027
b
1,232,431
Grinding Media, Inc., Term Loan
1,765,000
0.000%,  (LIBOR 1M +
4.000%), 9/22/2028
b,c,d,e
1,767,206
Groupe Solmax, Inc., Term Loan
740,000
0.000%,  (LIBOR 1M +
4.750%), 7/23/2028
b,c,d
738,461
Principal
Amount Bank Loans (1.4%)
a
Value
Capital Goods (0.2%) - continued
Hyperion Materials &
Technologies, Inc., Term Loan
$ 1,050,000
5.000%,  (LIBOR 1M +
4.500%), 7/30/2028
b,e
$ 1,051,313
Mauser Packaging Solutions
Holding Company, Term Loan
1,259,927
3.334%,  (LIBOR 1M +
3.250%), 4/3/2024
b
1,232,952
MI Windows and Doors, Inc., Term
Loan
1,096,712
4.500%,  (LIBOR 1M +
3.750%), 12/18/2027
b
1,098,083
Pactiv Evergreen Group Holdings,
Inc., Term Loan
992,500
3.334%,  (LIBOR 1M +
3.250%), 2/5/2026
b
985,056
Quikrete Holdings Inc., Term Loan
1,045,000
0.000%,  (LIBOR 1M +
3.000%), 6/11/2028
b,c,d
1,041,217
RLG Holdings, LLC, Delayed Draw
192,405
3.131%,  (LIBOR 3M +
2.125%), 7/8/2028
b,c,d
192,526
RLG Holdings, LLC, Term Loan
760,000
5.000%,  (LIBOR 3M +
4.250%), 7/8/2028
b
760,479
TransDigm, Inc., Term Loan
2,866,481
2.334%,  (LIBOR 1M +
2.250%), 12/9/2025
b
2,830,650
TricorBraun Holdings, Inc.,
Delayed Draw
284,378
3.750%,  (LIBOR 1M +
3.250%), 3/3/2028
b,c,d
282,638
TricorBraun Holdings, Inc., Term
Loan
1,262,216
3.750%,  (LIBOR 1M +
3.250%), 3/3/2028
b
1,254,491
Trident TPI Holdings, Inc., Delayed
Draw
130,000
0.000%,  (LIBOR 1M +
4.000%), 9/17/2028
b,c,d
130,135
Trident TPI Holdings, Inc., Term
Loan
920,000
4.500%,  (LIBOR 3M +
4.000%), 9/17/2028
b,c,d
920,957
Vertiv Group Corporation, Term
Loan
4,262,788
2.833%,  (LIBOR 1M +
2.750%), 3/2/2027
b
4,234,355
Waterlogic USA Holdings, Inc.
Term Loan
955,000
0.000%,  (LIBOR 1M +
4.750%), 8/12/2028
b,c,d
954,408
Total 26,229,568
Communications Services (0.2%)
Allen Media, LLC, Delayed Draw
400,000
0.000%,  (LIBOR 1M +
5.500%), 2/10/2027
b,c,d
399,376
Allen Media, LLC, Term Loan
440,000
0.000%,  (LIBOR 1M +
5.500%), 2/10/2027
b,c,d
439,314
Altice France SA, Term Loan
847,387
2.879%,  (LIBOR 3M +
2.750%), 7/31/2025
b
832,914

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.4%)
a
Value
Communications Services (0.2%) - continued
Cablevision Lightpath, LLC, Term
Loan
$ 1,166,188
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
$ 1,167,062
CCI Buyer, Inc., Term Loan
298,500
4.500%,  (LIBOR 3M +
4.000%), 12/17/2027
b
299,309
CommScope, Inc., Term Loan
1,555,164
3.334%,  (LIBOR 1M +
3.250%), 4/4/2026
b
1,545,771
DIRECTV Financing, LLC, Term
Loan
1,975,000
5.750%,  (LIBOR 3M +
5.000%), 8/2/2027
b
1,975,612
E.W. Scripps Company, Term Loan
997,625
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
999,012
Entercom Media Corporation, Term
Loan
1,111,790
2.585%,  (LIBOR 1M +
2.500%), 11/17/2024
b
1,094,424
iHeartCommunications, Inc., Term
Loan
858,194
3.084%,  (LIBOR 1M +
3.000%), 5/1/2026
b
851,578
Indy US Bidco, LLC, Term Loan
1,089,525
4.084%,  (LIBOR 1M +
4.000%), 3/5/2028
b
1,091,475
Meredith Corporation, Term Loan
1,004,825
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
1,024,921
Metronet Systems Holdings, LLC,
Term Loan
1,169,291
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b
1,170,168
NEP Group, Inc., Term Loan
1,317,737
3.334%,  (LIBOR 1M +
3.250%), 10/20/2025
b
1,266,122
195,000
7.084%,  (LIBOR 1M +
7.000%), 10/19/2026
b
186,225
Nexstar Media, Inc., Term Loan
1,863,576
2.586%,  (LIBOR 1M +
2.500%), 9/19/2026
b
1,860,780
ORBCOMM, Inc., Term Loan
935,000
5.000%,  (LIBOR 3M +
4.250%), 9/1/2028
b
933,438
Peraton Corporation, Term Loan
1,592,000
4.500%,  (LIBOR 1M +
3.750%), 2/1/2028
b
1,592,255
Radiate Holdco, LLC, Term Loan
2,764,113
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
2,760,132
Terrier Media Buyer, Inc., Term
Loan
1,617,775
3.584%,  (LIBOR 1M +
3.500%), 12/17/2026
b
1,613,731
Univision Communications, Inc.,
Term Loan
870,000
0.000%,  (LIBOR 1M +
3.250%), 5/21/2028
b,c,d
867,982
Voyage Australia Property, Ltd.,
Term Loan
885,000
4.000%,  (LIBOR 3M +
3.500%), 6/18/2028
b
883,894
Principal
Amount Bank Loans (1.4%)
a
Value
Communications Services (0.2%) - continued
WideOpenWest Finance, LLC,
Term Loan
$ 758,139
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
$ 757,821
Xplornet Communications, Inc.,
Term Loan
1,200,184
4.837%,  (LIBOR 1M +
4.750%), 6/10/2027
b
1,198,683
935,000
0.000%,  (LIBOR 1M +
4.000%), 9/30/2028
b,c,d,e
932,662
825,000
0.000%,  (LIBOR 1M +
7.000%), 9/30/2029
b,c,d
816,750
Total 28,561,411
Consumer Cyclical (0.2%)
ACProducts Holdings, Inc., Term
Loan
563,588
4.750%,  (LIBOR 3M +
4.250%), 5/17/2028
b
562,280
AI Aqua Merger Sub, Inc., Delayed
Draw
117,500
0.000%,  (LIBOR 1M +
4.000%), 7/30/2028
b,c,d
117,823
AI Aqua Merger Sub, Inc., Term
Loan
940,000
4.500%,  (LIBOR 1M +
4.000%), 7/30/2028
b
942,585
American Trailer World
Corporation, Term Loan
1,052,362
4.500%,  (LIBOR 1M +
3.750%), 3/5/2028
b
1,046,838
Caesars Resort Collection, LLC,
Term Loan
785,000
0.000%,  (LIBOR 1M +
3.500%), 7/20/2025
b,c,d
785,283
Carnival Corporation, Term Loan
865,617
3.750%,  (LIBOR 3M +
3.000%), 6/30/2025
b
859,939
Cengage Learning, Inc., Term
Loan
1,740,000
5.750%,  (LIBOR 3M +
4.750%), 7/14/2026
b
1,750,092
CP Atlas Buyer, Inc., Term Loan
1,059,675
4.250%,  (LIBOR 3M +
3.750%), 11/23/2027
b
1,055,701
Golden Entertainment, Inc., Term
Loan
2,354,062
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
2,345,235
Golden Nugget, LLC, Term Loan
808,889
3.250%,  (LIBOR 3M +
2.500%), 10/4/2023
b
804,626
LCPR Loan Financing, LLC, Term
Loan
1,070,000
3.834%,  (LIBOR 1M +
3.750%), 10/15/2028
b
1,070,000
Michaels Companies, Inc., Term
Loan
1,665,825
5.000%,  (LIBOR 3M +
4.250%), 4/15/2028
b
1,666,575
Penn National Gaming, Inc., Term
Loan
1,658,526
3.000%,  (LIBOR 1M +
2.250%), 10/15/2025
b
1,655,309

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.4%)
a
Value
Consumer Cyclical (0.2%) - continued
Raptor Acquisition Corporation,
Term Loan
$ 575,000
4.750%,  (LIBOR 3M +
4.000%), 11/1/2026
b
$ 576,581
Scientific Games International,
Inc., Term Loan
5,209,141
2.834%,  (LIBOR 1M +
2.750%), 8/14/2024
b
5,183,772
Staples, Inc., Term Loan
272,021
4.626%,  (LIBOR 3M +
4.500%), 9/12/2024
b
264,157
882,140
5.126%,  (LIBOR 3M +
5.000%), 4/12/2026
b
839,638
Tenneco, Inc., Term Loan
1,161,122
3.084%,  (LIBOR 1M +
3.000%), 10/1/2025
b
1,149,754
Truck Hero, Inc., Term Loan
283,575
4.000%,  (LIBOR 1M +
3.250%), 2/24/2028
b
282,806
Wyndham Hotels & Resorts, Inc.,
Term Loan
897,250
1.834%,  (LIBOR 1M +
1.750%), 5/30/2025
b
890,664
Total 23,849,658
Consumer Non-Cyclical (0.3%)
Adient US, LLC, Term Loan
443,888
3.584%,  (LIBOR 1M +
3.500%), 4/8/2028
b
443,701
Bausch Health Americas, Inc.,
Term Loan
2,072,135
3.084%,  (LIBOR 1M +
3.000%), 6/1/2025
b
2,069,027
Bellring Brands, LLC, Term Loan
1,116,048
4.750%,  (LIBOR 1M +
4.000%), 10/21/2024
b
1,119,954
Blue Ribbon, LLC, Term Loan
1,175,125
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b
1,151,623
Chobani, LLC, Term Loan
598,950
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
599,806
City Brewing Company, LLC, Term
Loan
665,000
4.250%,  (LIBOR 3M +
3.500%), 4/5/2028
b
658,071
CNT Holdings I Corporation, Term
Loan
781,075
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
781,567
220,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b
223,300
Endo Luxembourg Finance
Company I Sarl, Term Loan
1,870,600
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
b
1,825,911
Gainwell Acquisition Corporation,
Term Loan
2,159,123
4.750%,  (LIBOR 3M +
4.000%), 10/1/2027
b
2,162,275
Global Medical Response, Inc.,
Term Loan
4,615,000
0.000%,  (LIBOR 1M +
4.250%), 10/2/2025
b,c,d
4,628,845
Principal
Amount Bank Loans (1.4%)
a
Value
Consumer Non-Cyclical (0.3%) - continued
$ 3,930,300
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
$ 3,942,091
Herens US Holdco Corporation,
Term Loan
1,615,950
4.123%,  (LIBOR 2M +
4.000%), 7/2/2028
b
1,620,281
Mamba Purchaser, Inc., Term Loan
160,000
0.000%,  (LIBOR 1M +
6.500%), 9/29/2029
b,c,d
160,000
Ortho-Clinical Diagnostics SA,
Term Loan
2,469,474
3.083%,  (LIBOR 1M +
3.000%), 6/30/2025
b
2,466,387
Petco Health & Wellness
Company, Inc., Term Loan
1,383,050
4.000%,  (LIBOR 2M +
3.250%), 3/4/2028
b
1,382,552
PetSmart, LLC, Term Loan
1,970,000
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
1,972,817
Precision Medicine Group, LLC,
Delayed Draw
161,538
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,c,d
161,471
Precision Medicine Group, LLC,
Term Loan
1,229,173
3.750%,  (LIBOR 3M +
3.000%), 11/20/2027
b
1,228,657
Sotera Health Holdings, LLC, Term
Loan
802,000
3.250%,  (LIBOR 1M +
2.750%), 12/13/2026
b
799,329
Total 29,397,665
Energy (<0.1%)
Calpine Corporation, Term Loan
1,508,600
2.590%,  (LIBOR 1M +
2.500%), 12/16/2027
b
1,504,572
Energizer Holdings, Inc., Term
Loan
313,425
2.750%,  (LIBOR 1M +
2.250%), 12/22/2027
b
313,033
GIP II Blue Holding LP, Term Loan
1,315,000
0.000%,  (LIBOR 3M +
4.500%), 9/22/2028
b,c,d
1,312,541
Lealand Finance Company BV,
Term Loan
368,175
0.000%,PIK 3.000%, (LIBOR
1M + 4.000%), 6/30/2025
b,f
164,206
Total 3,294,352
Financials (0.1%)
Asurion, LLC, Term Loan
1,687,250
3.334%,  (LIBOR 1M +
3.250%), 12/23/2026
b
1,661,334
597,442
3.334%,  (LIBOR 1M +
3.250%), 7/31/2027
b
588,331
1,095,000
5.334%,  (LIBOR 1M +
5.250%), 2/3/2028
b
1,091,124
955,000
5.331%,  (LIBOR 1M +
5.250%), 1/15/2029
b
949,986

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.4%)
a
Value
Financials (0.1%) - continued
Digicel International Finance, Ltd.,
Term Loan
$ 1,300,593
3.430%,  (LIBOR 3M +
3.250%), 5/27/2024
b
$ 1,254,265
Tiger Acquisition, LLC, Term Loan
570,000
3.750%,  (LIBOR 3M +
3.250%), 6/1/2028
b
567,686
Tronox Finance, LLC, Term Loan
866,215
2.366%,  (LIBOR 1M +
2.250%), 3/11/2028
b
862,274
Total 6,975,000
Technology (0.2%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
1,309,333
3.629%,  (LIBOR 3M +
3.500%), 8/21/2026
b
1,281,065
Crown Subsea Communications
Holding, Inc., Term Loan
1,358,322
5.750%,  (LIBOR 1M +
5.000%), 4/27/2027
b
1,366,241
Gogo Intermediate Holdings, LLC,
Term Loan
1,481,287
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
1,482,517
Gridiron Fiber Corporation, Term
Loan
635,000
0.000%,  (LIBOR 1M +
4.500%), 8/23/2028
b,c,d
616,350
Lummus Technology Holdings V,
LLC, Term Loan
2,818,103
3.584%,  (LIBOR 1M +
3.500%), 6/30/2027
b
2,812,242
Prime Security Services Borrower,
LLC, Term Loan
3,686,475
3.500%,  (LIBOR 1M +
2.750%), 9/23/2026
b
3,681,019
Rackspace Technology Global,
Inc., Term Loan
2,373,075
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
2,355,016
Redstone Holdco 2 LP, Term Loan
844,931
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b
830,145
481,772
8.500%,  (LIBOR 3M +
7.750%), 8/6/2029
b
468,523
SS&C Technologies, Inc., Term
Loan
83,017
1.834%,  (LIBOR 1M +
1.750%), 4/16/2025
b
82,114
66,306
1.834%,  (LIBOR 1M +
1.750%), 4/16/2025
b
65,585
Verscend Holding Corporation,
Term Loan
540,000
4.084%,  (LIBOR 1M +
4.000%), 8/27/2025
b
540,448
Zayo Group Holdings, Inc., Term
Loan
2,550,046
3.084%,  (LIBOR 1M +
3.000%), 3/9/2027
b
2,526,254
Total 18,107,519
Principal
Amount Bank Loans (1.4%)
a
Value
Transportation (0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
$ 2,850,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b
$ 2,945,389
Air Canada, Term Loan
609,000
4.250%,  (LIBOR 3M +
3.500%), 8/11/2028
b
611,028
Genesee & Wyoming, Inc., Term
Loan
1,635,100
2.132%,  (LIBOR 3M +
2.000%), 12/30/2026
b
1,624,325
Hertz Corporation, Term Loan
463,837
4.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b
463,912
87,635
4.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b
87,649
Mileage Plus Holdings, LLC, Term
Loan
900,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
955,692
SkyMiles IP, Ltd., Term Loan
965,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
1,025,737
United Airlines, Inc., Term Loan
875,600
4.500%,  (LIBOR 3M +
3.750%), 4/21/2028
b
880,976
Total 8,594,708
Utilities (<0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
281,000
2.375%,  (LIBOR 1M +
2.250%), 9/24/2026
b
280,999
CQP Holdco LP, Term Loan
2,084,775
4.250%,  (LIBOR 1M +
3.750%), 6/4/2028
b
2,077,833
EnergySolutions, LLC, Term Loan
956,206
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b,e
953,816
Exgen Renewables IV, LLC, Term
Loan
525,000
3.500%,  (LIBOR 3M +
2.500%), 12/15/2027
b
524,344
Osmose Utilities Services, Inc.,
Term Loan
370,000
3.750%,  (LIBOR 1M +
3.250%), 6/17/2028
b
368,383
PG&E Corporation, Term Loan
863,111
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
847,739
Total 5,053,114
Total Bank Loans
(cost $158,669,789) 159,201,807
Shares
Registered Investment
Companies ( 41.7% ) Value
Unaffiliated  (0.8%)
6,393 Direxion Daily S&P 500 683,924
815,400 Invesco Senior Loan ETF 18,028,494
10,744 ProShares Ultra S&P 500
g
1,287,346
1,458 ProShares UltraPro QQQ 181,623
120,936 SPDR S&P 500 ETF Trust 51,898,475
99,755 SPDR S&P Biotech ETF
g
12,540,201

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (41.7%) Value
Unaffiliated  (0.8%)- continued
30,889 SPDR S&P Oil & Gas Exploration
ETF
g
$ 2,987,584
35,000 Vanguard Short-Term Corporate
Bond ETF 2,884,350
Total 90,491,997
Affiliated  (40.9%)
26,076,041 Thrivent Core Emerging Markets
Debt Fund 254,502,165
6,661,625 Thrivent Core Emerging Markets
Equity Fund 78,074,242
2,288,539 Thrivent Core International Equity
Fund 24,990,841
21,308,219 Thrivent Core Low Volatility Equity
Fund 300,872,049
32,141,192 Thrivent Global Stock Portfolio 495,697,539
45,109,907 Thrivent High Yield Portfolio 210,803,108
62,496,646 Thrivent Income Portfolio 677,357,393
53,769,140 Thrivent International Allocation
Portfolio 591,804,664
4,781,335 Thrivent International Index
Portfolio 64,565,710
38,932,987 Thrivent Large Cap Value Portfolio 867,812,378
34,927,220 Thrivent Limited Maturity Bond
Portfolio 351,032,531
22,677,943 Thrivent Mid Cap Stock Portfolio 578,353,305
6,674,851 Thrivent Small Cap Stock Portfolio 160,157,709
Total 4,656,023,634
Total Registered Investment
Companies (cost $3,634,185,271) 4,746,515,631
Shares Common Stock ( 29.7% ) Value
Communications Services (2.3%)
37,998 Alphabet, Inc., Class A
h
101,588,413
4,688 Alphabet, Inc., Class C
h
12,494,973
46,192 AMC Networks, Inc.
h
2,152,085
179,854 AT&T, Inc. 4,857,857
36,772 Audacy, Inc.
h
135,321
22,662 Cars.com, Inc.
h
286,674
131,338 Comcast Corporation 7,345,734
67,077 Discovery, Inc., Class A
g,h
1,702,414
33,550 DISH Network Corporation
h
1,458,083
6,072 E.W. Scripps Company 109,660
30,940 Electronic Arts, Inc. 4,401,215
175,827 Facebook, Inc.
h
59,673,926
7,121 Gray Television, Inc. 162,501
7,769 Hemisphere Media Group, Inc.
h
94,626
34,040 Interpublic Group of Companies,
Inc. 1,248,247
2,408 Liberty Global plc, Class A
h
71,758
181,118 Live Nation Entertainment, Inc.
h
16,505,283
189,729 Lumen Technologies, Inc.
g
2,350,742
62,053 Match Group, Inc.
h
9,741,700
5,329 Nexstar Broadcasting Group, Inc. 809,795
28,200 Omnicom Group, Inc. 2,043,372
100,717 QuinStreet, Inc.
h
1,768,591
16,987 RingCentral, Inc.
h
3,694,673
9,062 Skillz, Inc.
g,h
88,989
23,949 Telephone & Data Systems, Inc. 467,006
255,700 Twitter, Inc.
h
15,441,723
1,547 United States Cellular Corporation
h
49,334
187,848 Verizon Communications, Inc. 10,145,671
3,351 ViacomCBS, Inc. 132,398
Shares Common Stock (29.7%) Value
Communications Services (2.3%) - continued
1,897 Walt Disney Company
h
$ 320,916
11,378 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
h
173,515
12,406 Zillow Group, Inc.
h
1,098,923
44,680 ZoomInfo Technologies, Inc.
h
2,733,969
Total 265,350,087
Consumer Discretionary (3.8%)
2,267 Adient plc
h
93,967
28,544 Amazon.com, Inc.
h
93,768,182
104,182 American Axle & Manufacturing
Holdings, Inc.
h
917,843
164,998 Aptiv plc
h
24,579,752
2,454 AutoZone, Inc.
h
4,166,867
49,735 Bally's Corporation
h
2,493,713
12,155 Bed Bath & Beyond, Inc.
g,h
209,978
10,758 Big Lots, Inc. 466,467
13,893 BJ's Restaurants, Inc.
h
580,172
3,500 Brunswick Corporation 333,445
17,958 Burlington Stores, Inc.
h
5,092,350
57,318 Caesars Entertainment, Inc.
h
6,435,665
35,927 Carvana Company
h
10,833,428
33,742 Cedar Fair, LP
h
1,564,954
33,900 Chegg, Inc.
h
2,305,878
45,928 Chewy, Inc.
g,h
3,128,156
65,382 Chico's FAS, Inc.
h
293,565
13,048 Chipotle Mexican Grill, Inc.
h
23,715,001
30,689 Choice Hotels International, Inc. 3,878,169
1,223 Churchill Downs, Inc. 293,618
1,639 Cimpress plc
h
142,314
33,724 Clarus Corporation 864,346
165,902 Cooper-Standard Holdings, Inc.
h
3,634,913
5,590 Cracker Barrel Old Country Store,
Inc. 781,706
8,787 Crocs, Inc.
h
1,260,759
33,393 Culp, Inc. 430,102
26,842 D.R. Horton, Inc. 2,253,923
36,000 Dana, Inc. 800,640
13,765 Darden Restaurants, Inc. 2,084,985
3,275 Deckers Outdoor Corporation
h
1,179,655
4,529 Dick's Sporting Goods, Inc. 542,438
7,796 Dorman Products, Inc.
h
738,047
187,868 Duluth Holdings, Inc.
h
2,560,641
48,719 Emerald Holding, Inc.
h
211,440
439,358 Everi Holdings, Inc.
h
10,623,676
9,072 Expedia Group, Inc.
h
1,486,901
64,099 Farfetch, Ltd.
h
2,402,431
4,928 Fisker, Inc.
g,h
72,195
38,807 Five Below, Inc.
h
6,861,466
16,373 Foot Locker, Inc. 747,591
2,682 Fox Factory Holding Corporation
h
387,656
78,788 Gap, Inc. 1,788,488
6,143 Garmin, Ltd. 954,991
125,960 Gentex Corporation 4,154,161
10,510 Genuine Parts Company 1,274,127
18,716 G-III Apparel Group, Ltd.
h
529,663
16,782 Goodyear Tire & Rubber
Company
h
297,041
53,422 GoPro, Inc.
h
500,030
224 Graham Holdings Company 131,972
6,576 Grand Canyon Education, Inc.
h
578,425
1,629 Group 1 Automotive, Inc. 306,057
7,350 GrowGeneration Corporation
h
181,324
18,018 Guess ?, Inc. 378,558
37,206 Hanesbrands, Inc. 638,455

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (29.7%) Value
Consumer Discretionary (3.8%) - continued
41,993 Harley-Davidson, Inc. $ 1,537,364
30,486 Home Depot, Inc. 10,007,334
3,520 Jack in the Box, Inc. 342,602
8,307 KB Home 323,308
107,051 Kohl's Corporation 5,041,032
32,025 Lear Corporation 5,011,272
67,509 Leggett & Platt, Inc. 3,027,104
18,966 Lithia Motors, Inc. 6,012,981
40,615 Lowe's Companies, Inc. 8,239,159
7,187 Lululemon Athletica, Inc.
h
2,908,579
5,884 M.D.C. Holdings, Inc. 274,900
17,444 Macy's, Inc. 394,234
105,109 Magnite, Inc.
h
2,943,052
269 Marriott Vacations Worldwide
Corporation 42,322
19,989 McDonald's Corporation 4,819,548
32,472 Miller Industries, Inc. 1,105,347
8,903 Mohawk Industries, Inc.
h
1,579,392
29,886 NIKE, Inc. 4,340,344
59,473 Nordstrom, Inc.
h
1,573,061
75,257 Norwegian Cruise Line Holdings,
Ltd.
g,h
2,010,114
2,040 NVR, Inc.
h
9,779,923
38,262 Ollie's Bargain Outlet Holdings,
Inc.
h
2,306,433
25,393 Papa John's International, Inc. 3,224,657
110,734 Penn National Gaming, Inc.
h
8,023,786
64,847 Planet Fitness, Inc.
h
5,093,732
2,549 Pool Corporation 1,107,311
4,278 Poshmark, Inc.
h
101,645
5,362 Purple Innovation, Inc.
h
112,709
6,551 PVH Corporation
h
673,377
315,326 Qurate Retail, Inc. 3,213,172
10,888 Revolve Group, Inc.
h
672,552
2,268 RH
h
1,512,552
45,410 Ross Stores, Inc. 4,942,879
22,953 Ruth's Hospitality Group, Inc.
h
475,357
73,855 Skyline Corporation
h
4,435,731
18,931 Sleep Number Corporation
h
1,769,670
40,435 Sony Group Corporation ADR 4,471,302
43,643 Stoneridge, Inc.
h
889,881
15,114 Tapestry, Inc. 559,520
4,868 Target Corporation 1,113,652
124,301 Taylor Morrison Home Corporation
h
3,204,480
17,012 Tenneco, Inc.
h
242,761
47,321 Tesla, Inc.
h
36,696,489
4,390 Thor Industries, Inc. 538,916
251,694 ThredUp, Inc.
h
5,459,243
48,201 Toll Brothers, Inc. 2,665,033
8,335 TopBuild Corporation
h
1,707,091
44,709 Tri Pointe Homes, Inc.
h
939,783
53,490 TripAdvisor, Inc.
h
1,810,637
11,324 Tupperware Brands Corporation
h
239,163
11,176 Ulta Beauty, Inc.
h
4,033,642
6,416 Urban Outfitters, Inc.
h
190,491
6,386 Vail Resorts, Inc.
h
2,133,243
4,098 Wayfair, Inc.
g,h
1,047,080
1,694 Williams-Sonoma, Inc. 300,397
19,419 Wingstop, Inc. 3,183,357
21,614 Workhorse Group, Inc.
g,h
165,347
67,181 Wyndham Hotels & Resorts, Inc. 5,185,701
26,555 Yum! Brands, Inc. 3,247,942
31,991 Zumiez, Inc.
h
1,271,962
Total 427,207,935
Shares Common Stock (29.7%) Value
Consumer Staples (0.8%)
12,122 Altria Group, Inc. $ 551,793
169,094 BJ's Wholesale Club Holdings,
Inc.
h
9,286,642
138 Casey's General Stores, Inc. 26,006
3,813 Church & Dwight Company, Inc. 314,839
35,528 Colgate-Palmolive Company 2,685,206
16,772 Costco Wholesale Corporation 7,536,498
93,785 Coty, Inc.
h
737,150
20,503 Darling Ingredients, Inc.
h
1,474,166
172,640 e.l.f. Beauty, Inc.
h
5,015,192
44,525 Hain Celestial Group, Inc.
h
1,904,780
4,582 Hershey Company 775,504
4,554 Ingredion, Inc. 405,352
10,744 John B. Sanfilippo & Son, Inc. 878,000
11,408 Kimberly-Clark Corporation 1,510,876
134,549 Lamb Weston Holdings, Inc. 8,257,272
2,728 Medifast, Inc. 525,522
14,856 Molson Coors Beverage Company 689,021
46,544 Monster Beverage Corporation
h
4,134,504
3,564 PepsiCo, Inc. 536,061
138,470 Philip Morris International, Inc. 13,125,571
249 PriceSmart, Inc. 19,310
130,799 Primo Water Corporation 2,056,160
31,301 Procter & Gamble Company 4,375,880
3,896 Seneca Foods Corporation
h
187,865
47,342 Sprouts Farmers Markets, Inc.
h
1,096,914
25,430 Sysco Corporation 1,996,255
138,924 Turning Point Brands, Inc. 6,633,621
9,903 US Foods Holding Corporation
h
343,238
52,977 Wal-Mart Stores, Inc. 7,383,934
Total 84,463,132
Energy (0.7%)
107,660 Antero Midstream Corporation 1,121,817
106,957 Antero Resources Corporation
h
2,011,861
267,599 APA Corporation 5,734,647
121,840 Archrock, Inc. 1,005,180
3,208 Bonanza Creek Energy, Inc. 153,663
90,321 BP plc ADR 2,468,473
2,070 Callon Petroleum Company
h
101,596
165,357 Centennial Resource
Development, Inc.
h
1,107,892
37,727 ChampionX Corporation
h
843,576
12,828 Chevron Corporation 1,301,401
38,503 CNX Resources Corporation
h
485,908
52,157 ConocoPhillips 3,534,680
45,423 Continental Resources, Inc.
g
2,096,271
29,880 Core Laboratories NV 829,170
239,705 Devon Energy Corporation 8,511,925
42,685 Diamondback Energy, Inc. 4,040,989
2,714 DT Midstream, Inc. 125,495
97,203 EnLink Midstream, LLC 662,924
99,095 Enterprise Products Partners, LP 2,144,416
34,601 EOG Resources, Inc. 2,777,422
21,469 Equitrans Midstream Corporation 217,696
26,875 Exterran Corporation
h
119,325
32,965 Exxon Mobil Corporation 1,939,001
109,505 Halliburton Company 2,367,498
43,426 Helix Energy Solutions Group, Inc.
h
168,493
97,142 Helmerich & Payne, Inc. 2,662,662
27,021 HollyFrontier Corporation 895,206
57,788 Kinder Morgan, Inc. 966,793
47,285 Kosmos Energy, Ltd.
h
139,964
10,605 Magnolia Oil & Gas Corporation 188,663
363,456 Marathon Oil Corporation 4,968,444

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (29.7%) Value
Energy (0.7%) - continued
33,108 Marathon Petroleum Corporation $ 2,046,406
43,524 Matador Resources Company 1,655,653
98,934 Nine Energy Service, Inc.
h
181,049
7,865 Northern Oil and Gas, Inc. 168,311
144,047 NOV, Inc.
h
1,888,456
1,096 Oceaneering International, Inc.
h
14,599
58,551 PBF Energy, Inc.
h
759,406
41,329 Peabody Energy Corporation
h
611,256
3,669 Penn Virginia Corporation
h
97,852
22,565 Pioneer Natural Resources
Company 3,757,298
22,534 Plains GP Holdings, LP 242,804
103,902 ProPetro Holding Corporation
h
898,752
45,467 RPC, Inc.
h
220,970
41,671 Schlumberger, Ltd. 1,235,128
83,722 SM Energy Company 2,208,586
497,534 Southwestern Energy Company
h
2,756,338
65,783 Talos Energy, Inc.
h
905,832
18,888 Targa Resources Corporation 929,479
345,123 TechnipFMC plc
h
2,598,776
464 Texas Pacific Land Corporation 561,143
264,148 Transocean, Ltd.
g,h
1,001,121
15,362 Valero Energy Corporation 1,084,096
8,570 World Fuel Services Corporation 288,123
Total 81,804,485
Financials (3.9%)
107,473 Air Lease Corporation 4,227,988
5,481 Alleghany Corporation
h
3,422,391
2,864 Allegiance Bancshares, Inc. 109,262
51,567 Ally Financial, Inc. 2,632,495
40,341 American Equity Investment Life
Holding Company 1,192,883
92,138 American Express Company 15,435,879
22,286 American Financial Group, Inc. 2,804,247
3,754 Ameriprise Financial, Inc. 991,506
41,874 Ameris Bancorp 2,172,423
56,901 Annaly Capital Management, Inc. 479,106
67,027 Apollo Commercial Real Estate
Finance, Inc. 994,010
137,744 Arch Capital Group, Ltd.
h
5,259,066
2,517 Argo Group International Holdings,
Ltd. 131,438
22,720 Arthur J. Gallagher & Company 3,377,328
17,552 Artisan Partners Asset
Management, Inc. 858,644
86,568 Assured Guaranty, Ltd. 4,052,248
13,254 BancorpSouth Bank 394,704
253,233 Bank of America Corporation 10,749,741
1,873 Bank of Marin Bancorp 70,706
35,263 Bank of N.T. Butterfield & Son, Ltd. 1,252,189
34,046 Bank of New York Mellon
Corporation 1,764,945
33,146 BankFinancial Corporation 380,516
44,490 Banner Corporation 2,456,293
21,929 Berkshire Hathaway, Inc.
h
5,985,301
10,007 BlackRock, Inc. 8,392,471
14,573 Blackstone Mortgage Trust, Inc. 441,853
83,527 Bridgewater Bancshares, Inc.
h
1,462,558
29,421 Brighthouse Financial, Inc.
h
1,330,712
9,918 BrightSpire Capital, Inc. 93,130
26,171 Brookline Bancorp, Inc. 399,369
12,623 Brown & Brown, Inc. 699,945
68,617 Byline Bancorp, Inc. 1,685,234
18,226 Capital One Financial Corporation 2,952,065
Shares Common Stock (29.7%) Value
Financials (3.9%) - continued
6,817 Cboe Global Markets, Inc. $ 844,354
62,009 Central Pacific Financial
Corporation 1,592,391
335,354 Charles Schwab Corporation 24,427,185
50,632 Chimera Investment Corporation 751,885
22,513 Chubb, Ltd. 3,905,555
13,523 Cincinnati Financial Corporation 1,544,597
102,640 Citigroup, Inc. 7,203,275
78,522 Citizens Financial Group, Inc. 3,688,964
23,090 CME Group, Inc. 4,465,144
20,569 CNO Financial Group, Inc. 484,194
54,354 Columbia Banking System, Inc. 2,064,908
38,517 Comerica, Inc. 3,100,619
48,769 Community Trust Bancorp, Inc. 2,053,175
83,513 Customers Bancorp, Inc.
h
3,592,729
552 Diamond Hill Investment Group,
Inc. 96,964
2,779 Dime Community Bancshares, Inc. 90,762
18,645 Discover Financial Services 2,290,538
10,920 East West Bancorp, Inc. 846,737
20,483 Ellington Residential Mortgage
REIT 228,590
23,838 Enova International, Inc.
h
823,603
44,604 Enterprise Financial Services
Corporation 2,019,669
125,812 Equitable Holdings, Inc. 3,729,068
57,833 Essent Group, Ltd. 2,545,230
3,863 Evercore, Inc. 516,367
220,410 F.N.B. Corporation 2,561,164
5,104 FactSet Research Systems, Inc. 2,014,957
2,385 Federal Agricultural Mortgage
Corporation 258,820
12,393 Federated Hermes, Inc. 402,773
39,781 Financial Institutions, Inc. 1,219,288
474 First American Financial
Corporation 31,782
253,218 First Bancorp 3,329,817
76,921 First Busey Corporation 1,894,564
5,208 First Commonwealth Financial
Corporation 70,985
30,966 First Financial Corporation 1,302,120
224,839 First Horizon Corporation 3,662,627
2,581 First Mid-Illinois Bancshares, Inc. 105,976
4,884 First of Long Island Corporation 100,610
60,378 First Republic Bank 11,645,709
13,220 Flushing Financial Corporation 298,772
71,510 Franklin Resources, Inc. 2,125,277
208,465 Fulton Financial Corporation 3,185,345
20,063 Glacier Bancorp, Inc. 1,110,487
49,344 Granite Point Mortgage Trust, Inc. 649,860
50,537 Great Southern Bancorp, Inc. 2,769,933
44,024 Hamilton Lane, Inc. 3,734,116
117,836 Hancock Whitney Corporation 5,552,432
72,228 Hanmi Financial Corporation 1,448,894
38,314 Hanover Insurance Group, Inc. 4,966,261
110,196 Heartland Financial USA, Inc. 5,298,224
5,451 Heritage Commerce Corporation 63,395
3,526 Heritage Financial Corporation 89,913
32,739 HomeStreet, Inc. 1,347,210
39,775 Hometrust Bancshares, Inc. 1,112,905
364,142 Hope Bancorp, Inc. 5,258,210
57,969 Horizon Bancorp, Inc. 1,053,297
12,216 Houlihan Lokey, Inc. 1,125,094
80,651 Independent Bank Corporation 1,732,383
198,972 Invesco Mortgage Capital, Inc. 626,762
100,192 Invesco, Ltd. 2,415,629

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (29.7%) Value
Financials (3.9%) - continued
77,706 J.P. Morgan Chase & Company $ 12,719,695
2,263 Jefferies Financial Group, Inc. 84,025
49,938 Kinsale Capital Group, Inc. 8,074,975
10,300 Ladder Capital Corporation 113,815
25,500 Lakeland Bancorp, Inc. 449,565
36,644 Lincoln National Corporation 2,519,275
9,885 Loews Corporation 533,098
7,711 LPL Financial Holdings, Inc. 1,208,776
21,120 Marsh & McLennan Companies,
Inc. 3,198,202
11,142 Mercantile Bank Corporation 356,878
1,488 Merchants Bancorp 58,731
205,827 MFA Financial, Inc. 940,629
27,576 Midland States Bancorp, Inc. 681,954
72,179 MidWestOne Financial Group, Inc. 2,176,919
13,654 Moody's Corporation 4,848,672
69,252 Morgan Stanley 6,738,912
10,776 MSCI, Inc. 6,555,472
31 National Western Life Group, Inc. 6,528
45,590 Navient Corporation 899,491
59,688 NMI Holdings, Inc.
h
1,349,546
15,129 Northern Trust Corporation 1,631,058
14,574 OceanFirst Financial Corporation 312,029
24,285 OFG Bancorp 612,468
1,023 Old National Bancorp 17,340
26,206 Old Second Bancorp, Inc. 342,250
58,004 PacWest Bancorp 2,628,741
1,424 Peapack-Gladstone Financial
Corporation 47,505
5,916 Peoples Bancorp, Inc. 187,005
116,133 Popular, Inc. 9,020,050
34,996 Premier Financial Corporation 1,114,273
13,235 Primerica, Inc. 2,033,293
29,348 QCR Holdings, Inc. 1,509,661
207,535 Radian Group, Inc. 4,715,195
84,046 Raymond James Financial, Inc. 7,755,765
417 Ready Capital Corporation 6,017
31,464 Reinsurance Group of America,
Inc. 3,500,685
17,059 RenaissanceRe Holdings, Ltd. 2,378,025
60,921 S&P Global, Inc. 25,884,724
131 Safety Insurance Group, Inc. 10,382
93,658 Seacoast Banking Corporation of
Florida 3,166,577
62,877 SEI Investments Company 3,728,606
8,522 Selective Insurance Group, Inc. 643,667
16,943 Signature Bank 4,613,240
54,404 Starwood Property Trust, Inc. 1,328,002
48,081 State Street Corporation 4,073,422
15,236 Synchrony Financial 744,736
111,212 Synovus Financial Corporation 4,881,095
16,066 T. Rowe Price Group, Inc. 3,160,182
12,288 Territorial Bancorp, Inc. 311,869
96,986 Texas Capital Bancshares, Inc.
h
5,821,100
21,890 TMX Group, Ltd. 2,360,615
22,053 Torchmark Corporation 1,963,379
6,869 Towne Bank 213,695
54,574 TPG RE Finance Trust, Inc. 675,626
20,966 TriCo Bancshares 909,924
25,774 Triumph Bancorp, Inc.
h
2,580,751
75,226 Truist Financial Corporation 4,412,005
33,809 TrustCo Bank Corporation NY 1,080,874
21,204 Trustmark Corporation 683,193
226,020 Umpqua Holdings Corporation 4,576,905
3,861 Universal Insurance Holdings, Inc. 50,347
Shares Common Stock (29.7%) Value
Financials (3.9%) - continued
5,190 Univest Financial Corporation $ 142,154
220,508 Unum Group 5,525,930
3,749 Valley National Bancorp 49,899
10,063 Washington Trust Bancorp, Inc. 533,138
121,480 Wells Fargo & Company 5,637,887
1,059 WesBanco, Inc. 36,091
151,191 Western Alliance Bancorp 16,452,605
72,001 Western Asset Mortgage Capital
Corporation 187,923
54,479 Wintrust Financial Corporation 4,378,477
84,531 Zions Bancorporations NA 5,231,624
7,339 Zurich Insurance Group AG 3,001,067
Total 446,502,969
Health Care (4.0%)
29,785 908 Devices, Inc.
h
968,608
12,287 Abbott Laboratories 1,451,463
27,868 AbbVie, Inc. 3,006,121
158,106 ACADIA Pharmaceuticals, Inc.
h
2,626,141
111,212 Adaptive Biotechnologies
Corporation
h
3,780,096
2,368 Align Technology, Inc.
h
1,575,738
1,787 Allakos, Inc.
h
189,190
16,623 Allogene Therapeutics, Inc.
h
427,211
15,622 Amedisys, Inc.
h
2,329,240
26,762 American Well Corporation
h
243,802
64,899 Amgen, Inc. 13,800,772
17,161 AMN Healthcare Services, Inc.
h
1,969,225
33,953 Anthem, Inc. 12,657,678
4,580 Arcutis Biotherapeutics, Inc.
h
109,416
17,088 Arena Pharmaceuticals, Inc.
h
1,017,590
12,893 Argenx SE ADR
h
3,893,686
29,391 Ascendis Pharma AS ADR
h
4,684,632
445 Atrion Corporation 310,388
125,548 Avantor, Inc.
h
5,134,913
71,437 Axonics Modulation Technologies,
Inc.
h
4,649,834
39,556 Baxter International, Inc. 3,181,489
7,192 Becton, Dickinson and Company 1,767,937
35,314 BioCryst Pharmaceuticals, Inc.
h
507,462
10,856 Biogen, Inc.
h
3,072,139
1,506 Bio-Rad Laboratories, Inc.
h
1,123,401
21,208 Bio-Techne Corporation 10,276,761
2,301 Boston Scientific Corporation
h
99,840
3,369 Bristol-Myers Squibb Company 199,344
5,228 Bruker Corporation 408,307
83,965 Centene Corporation
h
5,231,859
2,505 Cerner Corporation 176,653
13,055 Charles River Laboratories
International, Inc.
h
5,387,407
4,832 Chemed Corporation 2,247,460
17,318 Cigna Holding Company 3,466,371
10,828 Cooper Companies, Inc. 4,475,321
19,141 CryoLife, Inc.
h
426,653
26,647 CVS Health Corporation 2,261,264
50,880 Danaher Corporation 15,489,907
21,709 Dentsply Sirona, Inc. 1,260,207
24,474 DermTech, Inc.
g,h
785,860
35,483 Dexcom, Inc.
h
19,404,233
114,792 Edwards Lifesciences Corporation
h
12,995,602
2,725 Generation Bio Company
h
68,316
101,159 Gilead Sciences, Inc. 7,065,956
44,692 GlaxoSmithKline plc ADR 1,707,681
9,776 Global Blood Therapeutics, Inc.
h
249,092
79,546 GoodRx Holdings, Inc.
g,h
3,262,977

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (29.7%) Value
Health Care (4.0%) - continued
53,783 Guardant Health, Inc.
h
$ 6,723,413
2,047 Haemonetics Corporation
h
144,498
30,789 Halozyme Therapeutics, Inc.
h
1,252,497
16,721 HCA Healthcare, Inc. 4,058,521
7,504 HealthEquity, Inc.
h
485,959
2,600 ICU Medical, Inc.
h
606,788
20,892 Illumina, Inc.
h
8,474,004
66,869 Immunocore Holdings plc ADR
h
2,478,834
10,864 InMode, Ltd.
h
1,732,265
23,378 Inspire Medical Systems, Inc.
h
5,444,269
29,292 Insulet Corporation
h
8,325,665
4,280 Integra LifeSciences Holdings
Corporation
h
293,094
19,594 Intuitive Surgical, Inc.
h
19,479,375
3,146 Invitae Corporation
g,h
89,441
79,273 Ionis Pharmaceuticals, Inc.
h
2,658,816
20,667 IQVIA Holding, Inc.
h
4,950,573
83,068 Johnson & Johnson 13,415,482
3,892 Laboratory Corporation of America
Holdings
h
1,095,364
204,223 Lantheus Holdings, Inc.
h
5,244,447
73,193 LHC Group, Inc.
h
11,484,714
13,050 Lineage Cell Therapeutics, Inc.
h
32,886
8,351 Masimo Corporation
h
2,260,699
97,390 Medtronic plc 12,207,837
78,927 Merck & Company, Inc. 5,928,207
1,793 Mettler-Toledo International, Inc.
h
2,469,606
5,849 Molina Healthcare, Inc.
h
1,586,892
39,350 Natera, Inc.
h
4,385,164
22,468 National HealthCare Corporation 1,572,311
12,676 Neogen Corporation
h
550,519
56,408 Nevro Corporation
h
6,564,763
85,472 Novo Nordisk AS ADR 8,206,167
44,659 NuVasive, Inc.
h
2,672,841
1,534 Orthofix Medical, Inc.
h
58,476
59,298 Phreesia, Inc.
h
3,658,687
24,875 Premier, Inc. 964,155
78,203 Progyny, Inc.
h
4,379,368
66,801 Pulmonx Corporation
h
2,403,500
12,003 Reata Pharmaceuticals, Inc.
h
1,207,622
1,779 Regeneron Pharmaceuticals, Inc.
h
1,076,615
28,747 Repligen Corporation
h
8,307,596
12,512 Rubius Therapeutics, Inc.
h
223,715
20,725 Sarepta Therapeutics, Inc.
h
1,916,648
77,345 Silk Road Medical, Inc.
h
4,256,295
33,650 Stryker Corporation 8,874,178
65,142 Syneos Health, Inc.
h
5,698,622
54,151 Tactile Systems Technology, Inc.
h
2,407,012
57,349 Teladoc Health, Inc.
h
7,272,427
15,484 Teleflex, Inc. 5,830,500
6,354 Tenet Healthcare Corporation
h
422,160
39,489 Thermo Fisher Scientific, Inc. 22,561,250
77,648 Tilray, Inc.
g,h
876,646
48,061 Travere Therapeutics, Inc.
h
1,165,479
3,061 U.S. Physical Therapy, Inc. 338,547
18,525 UnitedHealth Group, Inc. 7,238,459
1,357 Universal Health Services, Inc. 187,768
2,454 Vaxcyte, Inc.
h
62,258
45,411 Veeva Systems, Inc.
h
13,086,088
5,109 Viatris, Inc. 69,227
154,771 Viemed Healthcare, Inc.
h
858,979
55,433 Vor BioPharma, Inc.
g,h
869,189
22,087 VYNE Therapeutics, Inc.
h
30,701
1,625 Waters Corporation
h
580,613
20,312 Zimmer Biomet Holdings, Inc. 2,972,864
Shares Common Stock (29.7%) Value
Health Care (4.0%) - continued
131,408 Zoetis, Inc. $ 25,511,549
70,038 Zymeworks, Inc.
h
2,033,904
Total 455,702,251
Industrials (3.9%)
21,114 A.O. Smith Corporation 1,289,432
19,186 Advanced Drainage Systems, Inc. 2,075,350
17,882 AECOM
h
1,129,248
4,021 Allegion plc 531,496
79,868 Altra Industrial Motion Corporation 4,420,694
50,650 AMETEK, Inc. 6,281,107
4,302 Armstrong World Industries, Inc. 410,712
93,088 ASGN, Inc.
h
10,531,976
2,107 Avis Budget Group, Inc.
h
245,487
43,936 AZZ, Inc. 2,337,395
5,013 Babcock & Wilcox Enterprises,
Inc.
h
32,133
90,123 Badger Infrastructure Solution 2,408,545
26,414 Bloom Energy Corporation
h
494,470
1,278 Boeing Company
h
281,083
42,728 Carlisle Companies, Inc. 8,493,899
2,648 Caterpillar, Inc. 508,337
60,103 CBIZ, Inc.
h
1,943,731
46,732 Chart Industries, Inc.
h
8,930,953
1,413 CRA International, Inc. 140,367
88,156 Crane Company 8,358,070
30,146 CSW Industrials, Inc. 3,849,644
82,631 CSX Corporation 2,457,446
7,580 Cummins, Inc. 1,702,165
62,542 Curtiss-Wright Corporation 7,891,550
91,014 Delta Air Lines, Inc.
h
3,878,107
107,637 Desktop Metal, Inc.
g,h
771,757
5,794 Douglas Dynamics, Inc. 210,322
11,161 Dover Corporation 1,735,536
109,881 Driven Brands Holdings, Inc.
h
3,174,462
86,483 Dun & Bradstreet Holdings, Inc.
h
1,453,779
24,263 Eaton Corporation plc 3,622,709
29,718 EMCOR Group, Inc. 3,428,863
37,374 Emerson Electric Company 3,520,631
4,698 Expeditors International of
Washington, Inc. 559,673
43,092 Fastenal Company 2,223,978
170,825 First Advantage Corporation
h
3,254,216
26,329 Flowserve Corporation 912,826
35,477 Forrester Research, Inc.
h
1,747,597
49,911 Forward Air Corporation 4,143,611
10,527 GATX Corporation 942,798
17,630 Generac Holdings, Inc.
h
7,204,852
38,269 General Dynamics Corporation 7,501,872
10,745 Gorman-Rupp Company 384,778
119,934 GrafTech International, Ltd. 1,237,719
1,004 GXO Logistics, Inc.
h
78,754
2,529 Harsco Corporation
h
42,867
25,187 Helios Technologies, Inc. 2,068,105
44,411 Honeywell International, Inc. 9,427,567
234,348 Howmet Aerospace, Inc. 7,311,658
33,903 Hubbell, Inc. 6,125,255
5,554 ICF International, Inc. 495,917
40,333 IDEX Corporation 8,346,914
27,769 Illinois Tool Works, Inc. 5,737,908
9,917 ITT Corporation 851,275
841 JB Hunt Transport Services, Inc. 140,632
2,804 JetBlue Airways Corporation
h
42,873
2,180 John Bean Technologies
Corporation 306,399

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (29.7%) Value
Industrials (3.9%) - continued
71,663 Johnson Controls International plc $ 4,878,817
3,610 Kansas City Southern 977,010
24,481 L3Harris Technologies, Inc. 5,391,695
31,990 Landstar System, Inc. 5,048,662
4,570 Lennox International, Inc. 1,344,357
96,988 Lincoln Electric Holdings, Inc. 12,491,085
10,823 Linde plc 3,175,252
41,304 Lockheed Martin Corporation 14,254,010
36,683 Manpower, Inc. 3,972,035
2,846 Masonite International
Corporation
h
302,046
40,355 Mercury Systems, Inc.
h
1,913,634
235,011 Meritor, Inc.
h
5,008,084
72,678 Middleby Corporation
h
12,392,326
23,974 MSC Industrial Direct Company,
Inc. 1,922,475
41,409 NAPCO Security Technologies,
Inc.
h
1,783,900
25,412 Nikola Corporation
g,h
271,146
3,494 Nordson Corporation 832,096
61,872 Norfolk Southern Corporation 14,802,876
11,874 Northrop Grumman Corporation 4,276,421
13,202 NOW, Inc.
h
100,995
28,906 Nutrien, Ltd. 1,873,976
19,333 nVent Electric plc 625,036
17,913 Old Dominion Freight Line, Inc. 5,122,760
19,553 Parker-Hannifin Corporation 5,467,410
65,800 Pitney Bowes, Inc. 474,418
12,578 Quad/Graphics, Inc.
h
53,457
21,303 Quanta Services, Inc. 2,424,707
143,897 Ranpak Holdings Corporation
h
3,859,318
34,034 Raytheon Technologies
Corporation 2,925,563
17,317 RBC Bearings, Inc.
h
3,674,667
126,147 Regal-Beloit Corporation 18,964,940
1,272 Robert Half International, Inc. 127,620
89,459 Rush Enterprises, Inc. 4,039,968
2,238 Ryder System, Inc. 185,105
13,318 Saia, Inc.
h
3,170,084
26,056 Simpson Manufacturing Company,
Inc. 2,787,210
10,217 SkyWest, Inc.
h
504,107
35,595 Smith & Wesson Brands, Inc. 738,952
4,892 Snap-On, Inc. 1,022,183
35,123 Southwest Airlines Company
h
1,806,376
53,528 Standex International Corporation 5,294,454
8,378 Stanley Black & Decker, Inc. 1,468,747
180,404 Summit Materials, Inc.
h
5,767,516
144,160 Sun Country Airlines Holdings,
Inc.
h
4,835,126
3,637 Sunrun, Inc.
h
160,028
11,879 Technip Energies NV ADR
g,h
186,144
5,607 Teledyne Technologies, Inc.
h
2,408,655
3,955 Tetra Tech, Inc. 590,640
8,367 Thermon Group Holdings, Inc.
h
144,833
36,738 Timken Company 2,403,400
12,005 Toro Company 1,169,407
7,954 Trane Technologies plc 1,373,258
66,188 TransUnion 7,433,574
31,572 Trex Company, Inc.
h
3,218,134
49,999 TriMas Corporation
h
1,617,968
35,128 Tutor Perini Corporation 455,961
432,421 Uber Technologies, Inc.
h
19,372,461
5,143 UniFirst Corporation 1,093,505
46,477 Union Pacific Corporation 9,109,957
10,832 United Airlines Holdings, Inc.
h
515,278
Shares Common Stock (29.7%) Value
Industrials (3.9%) - continued
30,067 United Parcel Service, Inc. $ 5,475,201
41,450 United Rentals, Inc.
h
14,546,049
81,715 US Ecology, Inc.
h
2,643,480
17,592 Valmont Industries, Inc. 4,136,231
33,452 Vicor Corporation
h
4,487,920
6,607 Waste Connections, Inc. 832,020
3,683 Waste Management, Inc. 550,093
11,941 Watsco, Inc. 3,159,827
2,187 Watts Water Technologies, Inc. 367,613
14,216 Werner Enterprises, Inc. 629,342
24,127 WESCO International, Inc.
h
2,782,326
46,663 Willdan Group, Inc.
h
1,660,736
231,929 WillScot Mobile Mini Holdings
Corporation
h
7,356,788
7,761 Woodward, Inc. 878,545
6,621 Xylem, Inc. 818,885
Total 443,562,381
Information Technology (7.7%)
20,159 Accenture plc 6,449,267
60,145 Adobe, Inc.
h
34,626,679
11,423 Advanced Energy Industries, Inc. 1,002,368
10,430 Advanced Micro Devices, Inc.
h
1,073,247
34,015 Agilysys, Inc.
h
1,781,025
21,026 Alliance Data Systems Corporation 2,121,313
7,001 Alteryx, Inc.
h
511,773
124,540 Amphenol Corporation 9,120,064
122,129 Anaplan, Inc.
h
7,436,435
6,488 ANSYS, Inc.
h
2,208,840
759,619 Apple, Inc. 107,486,089
58,506 AppLovin Corporation
g,h
4,234,079
11,785 Aspen Technology, Inc.
h
1,447,198
5,566 Automatic Data Processing, Inc. 1,112,755
32,432 Avalara, Inc.
h
5,668,141
23,239 Axcelis Technologies, Inc.
h
1,092,930
83,726 Bandwidth, Inc.
h
7,558,783
12,108 Benchmark Electronics, Inc. 323,405
70,791 BigCommerce Holdings, Inc.
h
3,584,856
44,114 Bill.com Holdings, Inc.
h
11,776,232
3,196 Broadridge Financial Solutions,
Inc. 532,581
122,287 Calix, Inc.
h
6,044,646
12,861 CDK Global, Inc. 547,236
8,584 CDW Corporation 1,562,460
49,548 Ciena Corporation
h
2,544,290
180,019 Cisco Systems, Inc. 9,798,434
75,607 Cognex Corporation 6,065,194
24,119 Computer Services, Inc. 1,423,021
1,502 Concentrix Corporation
h
265,854
20,829 Coupa Software, Inc.
h
4,565,300
5,664 CTS Corporation 175,074
40,110 Descartes Systems Group, Inc.
h
3,259,339
26,036 Diebold Nixdorf, Inc.
h
263,224
6,428 Digital Turbine, Inc.
h
441,925
20,610 DocuSign, Inc.
h
5,305,632
106,615 Dolby Laboratories, Inc. 9,382,120
69,673 Dropbox, Inc.
h
2,035,845
27,144 DXC Technology Company
h
912,310
28,786 Elastic NV
h
4,288,826
18,792 Endava plc ADR
h
2,552,893
12,166 Enphase Energy, Inc.
h
1,824,535
8,320 EPAM Systems, Inc.
h
4,746,394
11,617 ePlus, Inc.
h
1,192,020
1,777 ExlService Holdings, Inc.
h
218,784
7,189 eXp World Holdings, Inc. 285,907

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (29.7%) Value
Information Technology (7.7%) - continued
10,417 F5 Networks, Inc.
h
$ 2,070,691
4,556 Fair Isaac Corporation
h
1,812,969
28,180 Five9, Inc.
h
4,501,473
15,771 FleetCor Technologies, Inc.
h
4,120,489
114,924 Gilat Satellite Networks, Ltd. 1,033,167
102,724 Hewlett Packard Enterprise
Company 1,463,817
145,220 HP, Inc. 3,973,219
7,718 HubSpot, Inc.
h
5,218,063
27,550 Intel Corporation 1,467,864
11,490 Intuit, Inc. 6,198,970
45,739 Jack Henry & Associates, Inc. 7,503,940
13,069 KLA-Tencor Corporation 4,371,711
14,308 Lam Research Corporation 8,143,398
64,004 Lattice Semiconductor
Corporation
h
4,137,859
5,266 Littelfuse, Inc. 1,439,040
72,284 LivePerson, Inc.
h
4,261,142
72,239 LiveRamp Holding, Inc.
h
3,411,848
10,610 Manhattan Associates, Inc.
h
1,623,648
118,099 Mastercard, Inc. 41,060,660
5,580 MAXIMUS, Inc. 464,256
2,389 MaxLinear, Inc.
h
117,658
12,026 Micron Technology, Inc. 853,606
496,475 Microsoft Corporation 139,966,232
52,587 MKS Instruments, Inc. 7,935,904
33,460 Monolithic Power Systems, Inc. 16,217,393
711 Motorola Solutions, Inc. 165,180
37,068 National Instruments Corporation 1,454,178
14,223 NetApp, Inc. 1,276,656
7,400 NICE, Ltd. ADR
h
2,101,896
16,704 Nova Measuring Instruments, Ltd.
h
1,708,652
205,138 NVIDIA Corporation 42,496,388
21,122 Okta, Inc.
h
5,013,095
11,787 Palo Alto Networks, Inc.
h
5,645,973
12,119 Paychex, Inc. 1,362,782
13,591 Paycom Software, Inc.
h
6,737,738
4,292 Paylocity Holding Corporation
h
1,203,477
197,363 PayPal Holdings, Inc.
h
51,355,826
773 Photronics, Inc.
h
10,536
8,752 Progress Software Corporation 430,511
4,089 PTC, Inc.
h
489,821
29,932 Q2 Holdings, Inc.
h
2,398,750
13,788 Qorvo, Inc.
h
2,305,216
162,854 QUALCOMM, Inc. 21,004,909
11,916 Rogers Corporation
h
2,222,096
19,410 SailPoint Technologies Holdings,
Inc.
h
832,301
112,730 Salesforce.com, Inc.
h
30,574,631
74,825 Samsung Electronics Company,
Ltd. 4,638,746
15,115 ScanSource, Inc.
h
525,851
25,752 Semtech Corporation
h
2,007,883
36,004 ServiceNow, Inc.
h
22,404,209
184,613 Sierra Wireless, Inc.
h
2,861,502
9,256 SiTime Corporation
h
1,889,798
8,145 Solaredge Technology, Ltd.
h
2,160,217
95,033 Sonos, Inc.
h
3,075,268
88,322 Sprout Social, Inc.
h
10,770,868
136,365 Square, Inc.
h
32,705,782
83,146 STMicroelectronics NV ADR
g
3,627,660
5,358 SunPower Corporation
g,h
121,519
22,479 SYNNEX Corporation 2,340,064
7,990 TE Connectivity, Ltd. 1,096,388
Shares Common Stock (29.7%) Value
Information Technology (7.7%) - continued
195,247 Telefonaktiebolaget LM Ericsson
ADR $ 2,186,766
81,424 Texas Instruments, Inc. 15,650,507
58,570 Trade Desk, Inc.
h
4,117,471
229,329 TTM Technologies, Inc.
h
2,882,666
2,226 Tyler Technologies, Inc.
h
1,020,955
11,511 Unisys Corporation
h
289,387
21,548 VeriSign, Inc.
h
4,417,555
3,709 Vertex, Inc.
h
71,287
19,795 Visa, Inc. 4,409,336
7,554 VMware, Inc.
g,h
1,123,280
19,755 Western Digital Corporation
h
1,114,972
5,709 WEX, Inc.
h
1,005,583
58,791 Workiva, Inc.
h
8,287,179
51,171 Xerox Holdings Corporation 1,032,119
11,281 Zoom Video Communications,
Inc.
h
2,949,982
11,345 Zscaler, Inc.
h
2,974,886
Total 878,768,638
Materials (0.8%)
6,819 Allegheny Technologies, Inc.
h
113,400
57,692 AptarGroup, Inc. 6,885,540
38,626 Ashland Global Holdings, Inc. 3,442,349
10,587 Avery Dennison Corporation 2,193,732
95,557 Axalta Coating Systems, Ltd.
h
2,789,309
1,221 Balchem Corporation 177,130
20,656 Ball Corporation 1,858,420
3,479 Cabot Corporation 174,367
55,164 Carpenter Technology Corporation 1,806,069
4,943 Celanese Corporation 744,613
81,266 CF Industries Holdings, Inc. 4,536,268
31,492 Chemours Company 915,157
50,027 Cleveland-Cliffs, Inc.
g,h
991,035
30,974 Compass Minerals International,
Inc. 1,994,726
69,435 Eastman Chemical Company 6,994,882
70,519 Element Solutions, Inc. 1,528,852
90,800 Ferroglobe Representation &
Warranty Insurance Trust
e,h
9
13,761 FMC Corporation 1,259,957
41,198 Graphic Packaging Holding
Company 784,410
12,621 Ingevity Corporation
h
900,761
30,089 Innospec, Inc. 2,534,096
202,671 Ivanhoe Mines, Ltd.
h
1,296,096
37,511 Kaiser Aluminum Corporation 4,087,199
1,254 Koppers Holdings, Inc.
h
39,200
26,075 LyondellBasell Industries NV 2,447,139
18,654 Martin Marietta Materials, Inc. 6,373,699
7,043 Materion Corporation 483,432
18,756 Minerals Technologies, Inc. 1,309,919
48,884 Myers Industries, Inc. 956,660
20,924 Neenah, Inc. 975,268
18 NewMarket Corporation 6,098
28,759 Nucor Corporation 2,832,474
9,994 O-I Glass, Inc.
h
142,614
17,995 Olin Corporation 868,259
27,496 Quaker Chemical Corporation 6,536,349
7,258 Reliance Steel & Aluminum
Company 1,033,684
4,742 Royal Gold, Inc. 452,814
7,444 RPM International, Inc. 578,027
25,874 Ryerson Holding Corporation 576,214
18,320 Sensient Technologies Corporation 1,668,586

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (29.7%) Value
Materials (0.8%) - continued
41,187 Sherwin-Williams Company $ 11,521,239
10,320 Sonoco Products Company 614,866
47,426 Steel Dynamics, Inc. 2,773,472
4,558 SunCoke Energy, Inc. 28,624
6,614 Tronox Holdings plc 163,035
27,732 UFP Technologies, Inc.
h
1,708,014
13,590 United States Lime & Minerals, Inc. 1,641,672
75,365 United States Steel Corporation 1,655,769
Total 95,395,504
Real Estate (1.3%)
18,076 AGNC Investment Corporation 285,059
110,944 Agree Realty Corporation 7,347,821
9,887 Alexandria Real Estate Equities,
Inc. 1,889,109
81,977 American Campus Communities,
Inc. 3,971,786
7,996 American Finance Trust, Inc. 64,288
6,367 Apartment Income REIT
Corporation 310,773
978 Armada Hoffler Properties, Inc. 13,076
8,847 AvalonBay Communities, Inc. 1,960,849
79 Bluegreen Vacations Holding
Corporations
h
2,038
65,539 Camden Property Trust 9,665,036
35,706 CareTrust REIT, Inc. 725,546
64,846 CBRE Group, Inc.
h
6,313,407
15,676 Cedar Realty Trust, Inc. 340,012
11,408 Colliers International Group, Inc. 1,456,916
7,096 Community Healthcare Trust, Inc. 320,668
9,831 Corepoint Lodging, Inc.
h
152,381
113,058 CubeSmart 5,477,660
123,707 Cushman and Wakefield plc
h
2,302,187
10,045 Digital Realty Trust, Inc. 1,451,000
32,689 Duke Realty Corporation 1,564,822
18,699 EastGroup Properties, Inc. 3,115,814
79,456 EPR Properties 3,923,537
244,597 Essential Properties Realty Trust,
Inc. 6,829,148
2,849 Essex Property Trust, Inc. 910,939
12,624 Extra Space Storage, Inc. 2,120,706
16,394 Farmland Partners, Inc. 196,564
4,519 Federal Realty Investment Trust 533,197
107,314 First Industrial Realty Trust, Inc. 5,588,913
15,139 FirstService Corporation 2,732,287
75,608 Four Corners Property Trust, Inc. 2,030,831
17,484 Getty Realty Corporation 512,456
27,832 Gladstone Commercial
Corporation 585,307
35,391 Gladstone Land Corporation 805,853
16,085 Healthcare Realty Trust, Inc. 479,011
2,293 Highwoods Properties, Inc. 100,571
150,278 Host Hotels & Resorts, Inc.
h
2,454,040
68,395 Independence Realty Trust, Inc. 1,391,838
38,658 Industrial Logistics Properties Trust 982,300
12,541 Innovative Industrial Properties,
Inc. 2,899,103
4,627 Jones Lang LaSalle, Inc.
h
1,147,912
26,468 Kilroy Realty Corporation 1,752,446
18,342 Life Storage, Inc. 2,104,561
72,040 Medical Properties Trust, Inc. 1,445,843
247,702 MGIC Investment Corporation 3,705,622
67,943 National Retail Properties, Inc. 2,934,458
259,364 National Storage Affiliates Trust 13,691,826
Shares Common Stock (29.7%) Value
Real Estate (1.3%) - continued
162,144 New Residential Investment
Corporation $ 1,783,584
30,640 NexPoint Residential Trust, Inc. 1,896,003
10,170 Omega Healthcare Investors, Inc. 304,693
12,755 One Liberty Properties, Inc. 388,900
37,199 Opendoor Technologies, Inc.
g,h
763,696
17,089 Preferred Apartment Communities,
Inc. 208,999
20,280 Public Storage, Inc. 6,025,188
19,551 Rayonier, Inc. REIT 697,580
10,951 Realty Income Corporation 710,282
3,052 Redfin Corporation
h
152,905
151,795 Rexford Industrial Realty, Inc. 8,614,366
2,467 RMR Group, Inc. 82,521
51,748 Sabra Health Care REIT, Inc. 761,731
11,448 SBA Communications Corporation 3,784,365
178,250 Service Properties Trust 1,998,183
38,002 Spirit Realty Capital, Inc. 1,749,612
62,708 STAG Industrial, Inc. 2,461,289
49,083 Store Capital Corporation 1,572,129
73,782 UDR, Inc. 3,908,970
21,299 UMH Properties, Inc. 487,747
6,422 WP Carey, Inc. 469,063
Total 149,411,323
Utilities (0.5%)
27,505 AES Corporation 627,939
34,250 Alliant Energy Corporation 1,917,315
8,621 American States Water Company 737,268
20,474 Artesian Resources Corporation 781,493
5,949 Avista Corporation 232,725
15,451 Black Hills Corporation 969,705
70,096 CenterPoint Energy, Inc. 1,724,362
1,520 Chesapeake Utilities Corporation 182,476
18,891 CMS Energy Corporation 1,128,359
18,105 Consolidated Water Company,
Ltd.
g
206,397
5,429 DTE Energy Company 606,474
32,166 Duke Energy Corporation 3,139,080
36,951 Entergy Corporation 3,669,604
24,636 Essential Utilities, Inc. 1,135,227
49,872 Exelon Corporation 2,410,812
42,582 FirstEnergy Corporation 1,516,771
6,100 IDACORP, Inc. 630,618
29,513 MDU Resources Group, Inc. 875,651
467 MGE Energy, Inc. 34,324
364,686 NiSource, Inc. 8,836,342
31,280 NorthWestern Corporation 1,792,344
43,120 OGE Energy Corporation 1,421,235
4,590 Otter Tail Corporation 256,902
35,810 Pinnacle West Capital Corporation 2,591,212
24,492 Portland General Electric
Company 1,150,879
2,187 PPL Corporation 60,973
97,729 Sempra Energy 12,362,718
41,677 Spire, Inc. 2,549,799
37,914 UGI Corporation 1,615,895
276 Unitil Corporation 11,807
2,083 Vistra Energy Corporation 35,619
Total 55,212,325
Total Common Stock
(cost $2,207,080,232) 3,383,381,030

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 22.7% ) Value
Asset-Backed Securities (1.6%)
510 Asset Backed Trust
$ 2,500,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
i,j
$ 2,498,665
522 Funding CLO, Ltd.
3,000,000
1.734%,  (LIBOR 3M +
1.600%), 4/20/2030, Ser.
2019-4A, Class BR
b,i
3,000,006
Access Group, Inc.
283,346
0.586%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,i
280,686
Aimco CLO 11, Ltd.
4,600,000
1.506%,  (LIBOR 3M +
1.380%), 10/15/2031, Ser.
2020-11A, Class A1
b,i
4,601,201
Arch Street CLO, Ltd.
1,650,000
2.434%,  (LIBOR 3M +
2.300%), 10/20/2028, Ser.
2016-2A, Class CR2
b,i
1,650,081
1,650,000
3.584%,  (LIBOR 3M +
3.450%), 10/20/2028, Ser.
2016-2A, Class DR2
b,i
1,644,603
Ares CLO, Ltd.
4,250,000
1.534%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,i
4,250,412
Ares XXXIIR CLO, Ltd.
2,750,000
1.065%,  (LIBOR 3M +
0.940%), 5/15/2030, Ser.
2014-32RA, Class A1A
b,i
2,750,135
3,450,000
2.125%,  (LIBOR 3M +
2.000%), 5/15/2030, Ser.
2014-32RA, Class A2BR
b,i
3,450,900
Buttermilk Park CLO, Ltd.
7,100,000
1.526%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,i
7,100,575
Carlyle Global Market Strategies
CLO, Ltd.
4,650,000
1.576%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,i
4,650,260
CarVal CLO II, Ltd.
2,775,000
1.634%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
b,i
2,775,300
1,600,000
2.134%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,i
1,600,080
CBAM, Ltd.
4,500,000
1.406%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
b,i
4,500,180
Cent CLO, LP
1,025,000
2.425%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,i
1,025,199
Cheniere Corpus Christi Holdings,
LLC
375,000 2.742%,  12/31/2039
i
371,458
CIFC Funding, Ltd.
1,625,000
1.734%,  (LIBOR 3M +
1.600%), 10/20/2031, Ser.
2020-3A, Class A2
b,i
1,625,419
Principal
Amount Long-Term Fixed Income (22.7%) Value
Asset-Backed Securities (1.6%) - continued
CMFT Net Lease Master Issuer,
LLC
$ 1,768,744
2.090%,  7/20/2051, Ser.
2021-1, Class A1
i
$ 1,755,304
Colony American Finance Trust
4,062,274
2.835%,  6/15/2052, Ser.
2019-2, Class A
i
4,253,540
Commonbond Student Loan Trust
459,780
0.586%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,i
456,783
CoreVest American Finance Trust
4,454,042
2.705%,  10/15/2052, Ser.
2019-3, Class A
i
4,638,225
Credit Suisse Mortgage Trust
3,300,000
1.174%,  7/25/2066, Ser.
2021-NQM6, Class A1
b,i
3,301,350
Dryden 36 Senior Loan Fund
2,325,000
2.176%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,i
2,325,232
Dryden Senior Loan Fund
3,950,000
1.534%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,i
3,950,423
ECMC Group Student Loan Trust
2,626,579
1.236%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
b,i
2,680,152
Flatiron CLO, Ltd.
1,625,000
1.881%,  (LIBOR 3M +
1.750%), 11/20/2033, Ser.
2020-1A, Class B
b,i
1,627,221
FRTKL 2021-SFR1 Trust
3,050,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
i
3,024,049
Galaxy XIX CLO, Ltd.
2,175,000
1.975%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,i
2,175,170
Galaxy XX CLO, Ltd.
4,500,000
1.134%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
b,i
4,500,090
Golub Capital Partners, Ltd.
2,500,000
1.314%,  (LIBOR 3M +
1.180%), 1/20/2031, Ser.
2015-22A, Class AR
b,i
2,495,782
3,683,000
1.334%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,i
3,677,755
Goodgreen
3,052,748
3.860%,  10/15/2054, Ser.
2019-1A, Class A
i
3,220,314
Home Partners of America Trust
5,084,519
2.908%,  9/17/2039, Ser.
2019-1, Class A
i
5,180,709
4,978,312
2.703%,  10/19/2039, Ser.
2019-2, Class A
i
5,055,987
2,341,156
2.078%,  9/19/2041, Ser.
2021-1, Class C
i
2,324,117

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.7%) Value
Asset-Backed Securities (1.6%) - continued
Laurel Road Prime Student Loan
Trust
$ 527,313
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
i
$ 533,997
1,977,166
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,i
2,054,057
Longfellow Place CLO, Ltd.
5,200,000
1.876%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,i
5,200,047
1,300,000
2.426%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,i
1,300,036
Madison Park Funding XIV, Ltd.
3,125,000
1.538%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,i
3,125,125
Madison Park Funding, Ltd.
2,700,000
2.234%,  (LIBOR 3M +
2.100%), 1/20/2029, Ser.
2012-10A, Class CR3
b,i
2,702,076
Magnetite XII, Ltd.
4,425,000
1.226%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,i
4,425,230
Mello Mortgage Capital
Acceptance
3,321,000
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,i
3,371,074
Mercury Financial Credit Card
Master Trust
2,300,000
1.540%,  3/20/2026, Ser.
2021-1A, Class A
i
2,306,445
Mountain View CLO, Ltd.
3,175,000
1.246%,  (LIBOR 3M +
1.120%), 7/15/2031, Ser.
2015-9A, Class A1R
b,i
3,175,006
MRA Issuance Trust
2,700,000
1.836%,  (LIBOR 1M +
1.750%), 2/16/2022, Ser.
2021-EBO4, Class A1X
b,i
2,700,658
National Collegiate Trust
1,230,090
0.381%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,i
1,209,342
Neuberger Berman CLO, Ltd.
1,350,000
1.168%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
b,i
1,350,320
OCP CLO, Ltd.
2,300,000
2.116%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,i
2,299,998
Octagon Investment Partners 32,
Ltd.
3,700,000
2.176%,  (LIBOR 3M +
2.050%), 7/15/2029, Ser.
2017-1A, Class CR
b,i
3,700,166
Octagon Investment Partners XVI,
Ltd.
750,000
1.534%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,i
750,065
Principal
Amount Long-Term Fixed Income (22.7%) Value
Asset-Backed Securities (1.6%) - continued
OZLM IX, Ltd.
$ 1,650,000
1.684%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,i
$ 1,650,325
OZLM VIII, Ltd.
1,289,848
1.304%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
b,i
1,289,943
Palmer Square Loan Funding, Ltd.
2,200,000
1.784%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,i
2,200,348
Progress Residential Trust
1,600,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
i
1,601,602
4,750,000
1.855%,  7/17/2038, Ser.
2021-SFR6, Class C
i
4,719,924
Saxon Asset Securities Trust
1,204,048
3.474%,  8/25/2035, Ser.
2004-2, Class MF2
b
1,191,486
Shackleton 2015-VII-R CLO, Ltd.
3,500,000
1.276%,  (LIBOR 3M +
1.150%), 7/15/2031, Ser.
2015-7RA, Class AR
b,i
3,500,242
SLM Student Loan Trust
1,119,620
0.486%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
1,101,656
Sound Point CLO XIV, Ltd.
3,400,000
2.188%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,i
3,397,715
Sound Point CLO XV, Ltd.
3,400,000
2.188%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2017-1A, Class CR
b,i
3,400,262
Sound Point CLO XXI, Ltd.
2,000,000
1.575%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,i
2,000,210
THL Credit Wind River CLO, Ltd.
1,225,000
1.564%,  (LIBOR 3M +
1.430%), 10/20/2033, Ser.
2020-1A, Class A
b,i
1,228,244
Toorak Mortgage Corporation, Ltd.
2,500,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
i,j
2,501,282
U.S. Small Business Administration
86,985
3.191%,  3/10/2024, Ser.
2014-10A, Class 1 89,264
Upstart Securitization Trust
1,198,285
1.702%,  11/20/2030, Ser.
2020-3, Class A
*
1,204,203
VCAT Asset Securitization, LLC
1,450,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
i,j
1,450,362
Voya CLO, Ltd.
2,100,000
1.092%,  (LIBOR 3M +
1.000%), 10/15/2030, Ser.
2012-4A, Class A1R3
b,i
2,100,143
Whitebox CLO II, Ltd.
1,900,000
2.375%,  (LIBOR 3M +
2.250%), 10/24/2031, Ser.
2020-2A, Class B
b,i
1,900,475

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.7%) Value
Asset-Backed Securities (1.6%) - continued
Wind River CLO, Ltd.
$ 2,000,000
1.734%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
b,i
$ 2,000,612
1,650,000
2.134%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,i
1,650,604
Total 184,799,907
Basic Materials (0.2%)
Air Products and Chemicals, Inc.
1,500,000 2.700%,  5/15/2040 1,511,736
Alcoa Nederland Holding BV
755,000 5.500%,  12/15/2027
i
809,813
Anglo American Capital plc
273,000 4.875%,  5/14/2025
i
305,118
BWAY Holding Company
410,000 5.500%,  4/15/2024
i
413,587
Chemours Company
510,000 5.750%,  11/15/2028
i
534,072
Cleveland-Cliffs, Inc.
450,000 5.875%,  6/1/2027 465,750
290,000 4.625%,  3/1/2029
i
296,162
290,000 4.875%,  3/1/2031
i
299,425
Consolidated Energy Finance SA
510,000 6.875%,  6/15/2025
i
527,850
745,000 5.625%,  10/15/2028
d,i
745,000
Dow Chemical Company
650,000 4.800%,  11/30/2028 767,768
DowDuPont, Inc.
575,000 4.493%,  11/15/2025 646,539
First Quantum Minerals, Ltd.
950,000 7.500%,  4/1/2025
i
974,539
Freeport-McMoRan, Inc.
660,000 4.125%,  3/1/2028 683,925
710,000 4.250%,  3/1/2030 751,713
Glencore Funding, LLC
217,000 4.125%,  5/30/2023
i
229,326
1,343,000 4.000%,  3/27/2027
i
1,476,944
Hecla Mining Company
220,000 7.250%,  2/15/2028 236,975
Hudbay Minerals, Inc.
510,000 4.500%,  4/1/2026
i
504,900
Ingevity Corporation
770,000 3.875%,  11/1/2028
i
768,075
International Flavors and
Fragrances, Inc.
740,000 3.468%,  12/1/2050
i
776,612
International Paper Company
1,005,000 4.350%,  8/15/2048 1,230,176
Kinross Gold Corporation
770,000 5.950%,  3/15/2024 852,438
360,000 4.500%,  7/15/2027 413,788
Kraton Polymers, LLC
680,000 4.250%,  12/15/2025
i
710,600
Mercer International, Inc.
500,000 5.125%,  2/1/2029 510,625
Novelis Corporation
200,000 3.250%,  11/15/2026
i
202,836
290,000 4.750%,  1/30/2030
i
305,283
200,000 3.875%,  8/15/2031
i
197,810
OCI NV
393,000 4.625%,  10/15/2025
i
412,650
Principal
Amount Long-Term Fixed Income (22.7%) Value
Basic Materials (0.2%) - continued
Olin Corporation
$ 765,000 5.125%,  9/15/2027 $ 794,644
SCIH Salt Holdings, Inc.
485,000 4.875%,  5/1/2028
g,i
487,425
Southern Copper Corporation
750,000 3.875%,  4/23/2025 811,500
SPCM SA
508,000 3.375%,  3/15/2030
i
507,606
SunCoke Energy, Inc.
320,000 4.875%,  6/30/2029
i
318,800
Syngenta Finance NV
459,000 5.182%,  4/24/2028
i
515,739
Teck Resources, Ltd.
1,267,000 6.125%,  10/1/2035 1,641,961
Unifrax Escrow Issuer Corporation
463,000 5.250%,  9/30/2028
i
468,788
United States Steel Corporation
839,000 6.875%,  3/1/2029
g
894,554
Vale Overseas, Ltd.
514,000 6.875%,  11/21/2036 684,905
Venator Finance SARL
520,000 5.750%,  7/15/2025
i
491,400
Total 26,179,357
Capital Goods (0.4%)
AECOM
860,000 5.125%,  3/15/2027 952,450
Amsted Industries, Inc.
570,000 5.625%,  7/1/2027
i
594,806
Ardagh Packaging Finance plc
500,000 5.250%,  8/15/2027
i
509,002
Boeing Company
1,280,000 5.930%,  5/1/2060 1,748,576
895,000 5.040%,  5/1/2027 1,029,541
712,000 5.150%,  5/1/2030 835,667
1,475,000 5.705%,  5/1/2040 1,874,364
Bombardier, Inc.
150,000 7.125%,  6/15/2026
i
157,500
495,000 7.875%,  4/15/2027
i
513,179
435,000 6.000%,  2/15/2028
i
439,894
Brand Industrial Services, Inc.
255,000 8.500%,  7/15/2025
i
255,956
Builders FirstSource, Inc.
330,000 5.000%,  3/1/2030
i
351,658
BWAY Holding Company
515,000 7.250%,  4/15/2025
i
511,861
Carrier Global Corporation
720,000 3.577%,  4/5/2050 764,960
1,050,000 2.700%,  2/15/2031 1,081,117
Cintas Corporation No. 2
1,125,000 3.700%,  4/1/2027 1,255,622
CNH Industrial NV
915,000 3.850%,  11/15/2027 1,020,314
Coinbase Global, Inc.
133,000 3.375%,  10/1/2028
i
127,790
Cornerstone Building Brands, Inc.
695,000 6.125%,  1/15/2029
i
738,768
Covanta Holding Corporation
510,000 6.000%,  1/1/2027 528,681
130,000 5.000%,  9/1/2030 131,300
CP Atlas Buyer, Inc.
465,000 7.000%,  12/1/2028
i
466,162

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.7%) Value
Capital Goods (0.4%) - continued
Crown Cork & Seal Company, Inc.
$ 780,000 7.375%,  12/15/2026 $ 963,300
GFL Environmental, Inc.
415,000 4.000%,  8/1/2028
i
411,887
515,000 3.500%,  9/1/2028
i
518,219
H&E Equipment Services, Inc.
865,000 3.875%,  12/15/2028
i
861,626
Howmet Aerospace, Inc.
21,000 6.875%,  5/1/2025 24,570
500,000 3.000%,  1/15/2029 504,300
Ingersoll-Rand Luxembourg
Finance SA
775,000 3.500%,  3/21/2026 843,099
JELD-WEN, Inc.
650,000 4.625%,  12/15/2025
i
659,965
L3Harris Technologies, Inc.
2,150,000 3.950%,  5/28/2024 2,305,484
Lockheed Martin Corporation
544,000 4.500%,  5/15/2036 673,961
374,000 6.150%,  9/1/2036 527,751
Meritor, Inc.
360,000 4.500%,  12/15/2028
i
360,900
Nesco Holdings II, Inc.
325,000 5.500%,  4/15/2029
i
337,090
New Enterprise Stone and Lime
Company, Inc.
659,000 5.250%,  7/15/2028
d,i
666,414
Northrop Grumman Corporation
2,575,000 3.850%,  4/15/2045 2,927,455
Owens-Brockway Glass Container,
Inc.
460,000 5.875%,  8/15/2023
i
486,450
Pactiv Evergreen Group
395,000 4.375%,  10/15/2028
i
396,481
PGT Innovations, Inc.
529,000 4.375%,  10/1/2029
i
532,968
Raytheon Technologies
Corporation
720,000 4.125%,  11/16/2028 819,494
Republic Services, Inc.
1,100,000 2.900%,  7/1/2026 1,170,708
Roper Technologies, Inc.
668,000 4.200%,  9/15/2028 759,276
945,000 1.750%,  2/15/2031 901,136
SRM Escrow Issuer, LLC
785,000 6.000%,  11/1/2028
i
831,119
Standard Industries, Inc.
720,000 4.375%,  7/15/2030
i
734,400
Textron, Inc.
1,010,000 3.375%,  3/1/2028 1,083,336
Titan Acquisition, Ltd.
220,000 7.750%,  4/15/2026
i
224,780
TransDigm, Inc.
500,000 6.250%,  3/15/2026
i
521,250
1,410,000 5.500%,  11/15/2027 1,448,775
140,000 4.625%,  1/15/2029 139,756
United Rentals North America, Inc.
525,000 4.875%,  1/15/2028 555,051
430,000 4.000%,  7/15/2030 446,125
United Technologies Corporation
900,000 4.450%,  11/16/2038 1,089,750
1,200,000 3.750%,  11/1/2046 1,332,304
Principal
Amount Long-Term Fixed Income (22.7%) Value
Capital Goods (0.4%) - continued
Victors Merger Corporation
$ 315,000 6.375%,  5/15/2029
i
$ 301,613
Waste Pro USA, Inc.
255,000 5.500%,  2/15/2026
i
257,550
WESCO Distribution, Inc.
720,000 7.250%,  6/15/2028
i
797,400
Total 43,304,911
Collateralized Mortgage Obligations (1.2%)
Alternative Loan Trust
628,741
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 491,631
AMSR Trust
4,500,000
1.877%,  8/17/2038, Ser.
2021-SFR2, Class C
i
4,480,839
Bellemeade Re, Ltd.
634,720
1.686%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,i
635,122
1,152,833
1.186%,  (LIBOR 1M +
1.100%), 7/25/2029, Ser.
2019-3A, Class M1A
b,i
1,153,275
2,750,000
1.800%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
b,i
2,760,257
BRAVO Residential Funding Trust
200,692
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
i
204,740
Business Jet Securities, LLC
2,239,055
2.981%,  11/15/2035, Ser.
2020-1A, Class A
i
2,268,076
Citicorp Mortgage Securities, Inc.
2,077,456
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 2,092,013
Countrywide Alternative Loan Trust
728,023
2.842%,  10/25/2035, Ser.
2005-43, Class 4A1
b
704,787
1,846,659
7.000%,  10/25/2037, Ser.
2007-24, Class A10 935,120
Countrywide Home Loans, Inc.
409,567
5.750%,  4/25/2037, Ser.
2007-3, Class A27 286,338
Credit Suisse Mortgage Trust
65,140
3.453%,  3/25/2026, Ser.
2020-BPL2, Class A1
i
65,060
2,726,082
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,i
2,828,093
7,185,449
3.430%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,i
7,253,335
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
157,142
6.000%,  10/25/2021, Ser.
2006-AR5, Class 23A 140,655
Federal Home Loan Mortgage
Corporation - REMIC
31,992,579
2.000%,  11/25/2050, Ser.
5038, Class NI
k
3,871,006
1,109,216
4.000%,  7/15/2031, Ser.
4104, Class KI
k
45,458
1,716,443
3.000%,  2/15/2033, Ser.
4170, Class IG
k
167,393
3,001,111
3.000%,  3/15/2033, Ser.
4180, Class PI
k
331,158

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.7%) Value
Collateralized Mortgage Obligations (1.2%) -
continued
Federal National Mortgage
Association - REMIC
$ 4,817,132
3.000%,  12/25/2027, Ser.
2012-137, Class AI
k
$ 259,556
41,584,517
1.500%,  11/25/2035, Ser.
2020-99, Class IG
k
2,260,364
Flagstar Mortgage Trust
1,950,000
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,i
2,006,062
Foundation Finance Trust
2,447,331
1.270%,  5/15/2041, Ser.
2021-1A, Class A
i
2,437,460
FWD Securitization Trust
1,915,850
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,i
1,949,517
Genworth Mortgage Insurance
Corporation
3,250,000
2.136%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
b,i
3,274,375
GS Mortgage-Backed Securities
Trust
451,537
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,i
456,805
J.P. Morgan Alternative Loan Trust
915,630
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 719,141
J.P. Morgan Mortgage Trust
3,325,583
2.500%,  1/25/2052, Ser.
2021-INV4, Class A2A
b,i
3,365,584
Legacy Mortgage Asset Trust
593,021
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
i,j
596,685
LHOME Mortgage Trust
2,900,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
i,j
2,904,357
2,900,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
b,i
2,894,174
MASTR Alternative Loans Trust
1,219,397
0.536%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
164,078
Merrill Lynch Alternative Note
Asset Trust
368,217
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 223,147
MRA Issuance Trust
2,100,000
1.834%,  (LIBOR 1M +
1.750%), 10/8/2021, Ser.
2021-EBO1, Class A1X
b,i
2,099,199
5,750,000
1.236%,  (LIBOR 1M +
1.150%), 10/15/2021, Ser.
2021-8, Class A1X
b,i
5,750,087
New York Mortgage Trust
3,000,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
i,j
3,006,118
2,490,262
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,i
2,511,422
Oak Street Investment
2,266,575
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
i
2,285,308
Principal
Amount Long-Term Fixed Income (22.7%) Value
Collateralized Mortgage Obligations (1.2%) -
continued
Oaktown Re, Ltd.
$ 3,100,000
1.700%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
b,i
$ 3,116,976
Palmer Square Loan Funding, Ltd.
3,500,000
1.571%,  (LIBOR 3M +
1.400%), 7/20/2029, Ser.
2021-3A, Class A2
b,i
3,501,810
Preston Ridge Partners Mortgage
Trust, LLC
2,384,622
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,i
2,390,618
3,347,044
2.857%,  9/25/2025, Ser.
2020-3, Class A1
i,j
3,353,743
2,657,079
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,i
2,661,943
Pretium Mortgage Credit Partners,
LLC
1,639,883
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
i,j
1,640,216
Renaissance Home Equity Loan
Trust
3,462,753
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
j
1,755,650
Residential Accredit Loans, Inc.
Trust
1,038,277
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 1,021,063
Revolving Single Family Home
Notes
2,475,000
2.253%,  2/18/2027, Ser.
2021-1, Class A
i
2,478,522
Sequoia Mortgage Trust
894,396
2.883%,  9/20/2046, Ser.
2007-1, Class 4A1
b
699,994
Silver Hill Trust
1,111,330
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,i
1,132,409
Starwood Mortgage Residential
Trust
452,770
2.718%,  4/25/2060, Ser.
2020-2, Class A1
b,i
457,106
Toorak Mortgage Corporation, Ltd.
1,086,420
4.458%,  3/25/2022, Ser.
2019-1, Class A1
i,j
1,090,295
8,500,000
3.721%,  9/25/2022, Ser.
2019-2, Class A1 8,544,418
1,750,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
i,j
1,758,045
Vericrest Opportunity Loan
Transferee
1,964,671
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
i,j
1,970,824
1,283,389
2.240%,  2/27/2051, Ser.
2021-NPL3, Class A1
i,j
1,284,568
1,925,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
i,j
1,926,172
2,400,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
i,j
2,400,687
2,179,867
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
i,j
2,181,168
1,800,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
i,j
1,799,613

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.7%) Value
Collateralized Mortgage Obligations (1.2%) -
continued
$ 1,800,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
i,j
$ 1,810,470
1,420,344
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
i,j
1,423,186
1,100,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
i,j
1,099,080
1,900,000
4.949%,  4/25/2051, Ser.
2021-NPL7, Class A2
i,j
1,899,805
Verus Securitization Trust
2,085,722
2.947%,  11/25/2059, Ser.
2019-INV3, Class A2
b,i
2,114,236
3,372,301
3.626%,  4/25/2060, Ser.
2020-3, Class A1
b,i
3,391,122
WaMu Mortgage Pass Through
Certificates
384,275
3.050%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
388,642
ZH Trust
4,600,000
2.349%,  10/17/2027, Ser.
2021-2, Class A
d,i
4,599,994
Total 133,770,170
Commercial Mortgage-Backed Securities (0.2%)
AMSR Trust
3,400,000
2.153%,  6/17/2038, Ser.
2021-SFR1, Class B
b,i
3,391,025
1,400,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b,i
1,396,273
BBCMS Mortgage Trust
18,935,878
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,k
2,482,270
BFLD Trust
3,000,000
1.234%,  (LIBOR 1M +
1.150%), 10/15/2035, Ser.
2020-EYP, Class A
b,i
3,015,006
1,100,000
1.784%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,i
1,106,826
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
786,294
3.000%,  3/15/2045, Ser.
4741, Class GA 807,433
GS Mortgage Securities Trust
6,557,841
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 6,921,380
Morgan Stanley Capital I Trust
19,942,645
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,k
2,708,305
Total 21,828,518
Communications Services (0.6%)
Altice France SA
265,000 8.125%,  2/1/2027
i
285,140
175,000 5.500%,  1/15/2028
i
177,927
525,000 5.125%,  7/15/2029
i
514,749
731,000 5.500%,  10/15/2029
d,i
723,604
AMC Networks, Inc.
640,000 4.250%,  2/15/2029 636,800
American Tower Corporation
500,000 3.375%,  10/15/2026 541,052
900,000 2.900%,  1/15/2030 936,962
Principal
Amount Long-Term Fixed Income (22.7%) Value
Communications Services (0.6%) - continued
$ 1,500,000 2.100%,  6/15/2030 $ 1,467,862
AT&T, Inc.
1,532,000 3.500%,  9/15/2053 1,516,251
1,500,000 2.300%,  6/1/2027 1,552,464
825,000 4.350%,  3/1/2029 945,961
1,475,000 5.250%,  3/1/2037 1,829,893
1,460,000 4.900%,  8/15/2037 1,771,820
575,000 5.550%,  8/15/2041 748,177
CCO Holdings, LLC
900,000 5.125%,  5/1/2027
i
937,179
750,000 4.750%,  3/1/2030
i
784,106
640,000 4.250%,  1/15/2034
i
634,000
Cengage Learning, Inc.
745,000 9.500%,  6/15/2024
i
762,388
Charter Communications
Operating, LLC
700,000 4.500%,  2/1/2024 757,335
1,000,000 4.200%,  3/15/2028 1,116,890
1,400,000 3.500%,  6/1/2041 1,374,724
1,425,000 6.484%,  10/23/2045 1,937,402
Clear Channel Worldwide
Holdings, Inc.
640,000 7.750%,  4/15/2028
i
673,600
Comcast Corporation
900,000 3.950%,  10/15/2025 998,383
1,500,000 4.250%,  10/15/2030 1,747,236
640,000 4.400%,  8/15/2035 758,463
1,305,000 4.750%,  3/1/2044 1,640,081
550,000 4.600%,  8/15/2045
g
688,833
Consolidated Communications,
Inc.
290,000 5.000%,  10/1/2028
i
299,425
Cox Communications, Inc.
1,065,000 3.350%,  9/15/2026
i
1,143,485
CSC Holdings, LLC
1,280,000 5.375%,  2/1/2028
i
1,337,600
300,000 4.125%,  12/1/2030
i
294,375
Cumulus Media New Holdings,
Inc.
480,000 6.750%,  7/1/2026
g,i
496,800
DIRECTV Holdings, LLC
160,000 5.875%,  8/15/2027
i
167,000
Discovery Communications, LLC
1,850,000 4.900%,  3/11/2026 2,102,460
DISH DBS Corporation
450,000 7.375%,  7/1/2028 477,214
Entercom Media Corporation
470,000 6.500%,  5/1/2027
i
480,735
Front Range BidCo, Inc.
660,000 4.000%,  3/1/2027
i
656,852
465,000 6.125%,  3/1/2028
i
471,408
Frontier Communications
Corporation
410,000 5.875%,  10/15/2027
i
435,625
GCI, LLC
520,000 4.750%,  10/15/2028
i
545,897
Gray Television, Inc.
490,000 4.750%,  10/15/2030
i
481,425
Hughes Satellite Systems
Corporation
270,000 6.625%,  8/1/2026 306,997
iHeartCommunications, Inc.
520,000 4.750%,  1/15/2028
i
535,860

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.7%) Value
Communications Services (0.6%) - continued
LCPR Senior Secured Financing
DAC
$ 450,000 6.750%,  10/15/2027
i
$ 477,000
Level 3 Financing, Inc.
910,000 4.625%,  9/15/2027
i
936,208
430,000 4.250%,  7/1/2028
i
433,324
Ligado Networks, LLC
275,641
0.000%,PIK 15.500%,
11/1/2023
f,i
267,372
NBN Company, Ltd.
1,050,000 2.625%,  5/5/2031
i
1,065,262
Netflix, Inc.
1,340,000 4.875%,  4/15/2028 1,544,350
500,000 5.875%,  11/15/2028 612,700
500,000 4.875%,  6/15/2030
i
588,750
Nexstar Escrow Corporation
750,000 5.625%,  7/15/2027
i
793,481
Omnicom Group, Inc.
750,000 3.600%,  4/15/2026 820,570
435,000 4.200%,  6/1/2030 497,360
Radiate Holdco, LLC
285,000 6.500%,  9/15/2028
i
290,603
Scripps Escrow II, Inc.
260,000 5.375%,  1/15/2031
i
255,619
Scripps Escrow, Inc.
340,000 5.875%,  7/15/2027
i
348,925
SFR Group SA
465,000 7.375%,  5/1/2026
i
482,484
Sinclair Television Group, Inc.
780,000 5.500%,  3/1/2030
g,i
773,682
Sirius XM Radio, Inc.
685,000 5.000%,  8/1/2027
i
715,825
365,000 4.000%,  7/15/2028
i
371,159
Sprint Capital Corporation
760,000 6.875%,  11/15/2028 972,800
555,000 8.750%,  3/15/2032 829,092
Sprint Corporation
2,430,000 7.625%,  2/15/2025 2,840,621
Telesat Canada
270,000 4.875%,  6/1/2027
i
248,400
100,000 6.500%,  10/15/2027
i
86,671
Terrier Media Buyer, Inc.
385,000 8.875%,  12/15/2027
i
407,091
T-Mobile USA, Inc.
1,375,000 2.550%,  2/15/2031 1,379,900
1,100,000 4.375%,  4/15/2040 1,267,384
United States Cellular Corporation
460,000 6.700%,  12/15/2033 570,133
Uniti Group, LP
165,000 4.750%,  4/15/2028
i
168,506
400,000 6.500%,  2/15/2029
i
411,466
Univision Communications, Inc.
420,000 6.625%,  6/1/2027
i
456,225
VeriSign, Inc.
400,000 4.750%,  7/15/2027 420,760
Verizon Communications, Inc.
720,000 3.700%,  3/22/2061 760,268
480,000 2.100%,  3/22/2028 487,243
3,065,000 4.272%,  1/15/2036 3,600,495
1,750,000 2.650%,  11/20/2040 1,644,249
Viacom, Inc.
1,140,000 5.850%,  9/1/2043 1,553,566
Principal
Amount Long-Term Fixed Income (22.7%) Value
Communications Services (0.6%) - continued
Viasat, Inc.
$ 740,000 5.625%,  9/15/2025
i
$ 749,940
Vodafone Group plc
700,000 4.875%,  6/19/2049 872,791
VTR Finance NV
350,000 6.375%,  7/15/2028
i
377,125
Walt Disney Company
1,400,000 2.200%,  1/13/2028 1,446,855
750,000 2.650%,  1/13/2031 782,885
Ziggo BV
732,000 5.500%,  1/15/2027
i
756,705
250,000 4.875%,  1/15/2030
i
257,813
Total 73,316,098
Consumer Cyclical (0.7%)
1011778 B.C., ULC
780,000 4.375%,  1/15/2028
i
791,864
Allen Media, LLC
320,000 10.500%,  2/15/2028
i
328,640
Allied Universal Finance
Corporation
355,000 4.625%,  6/1/2028
i
353,892
Allied Universal Holdco, LLC
285,000 6.625%,  7/15/2026
i
301,325
405,000 4.625%,  6/1/2028
i
404,372
295,000 6.000%,  6/1/2029
i
291,103
Allison Transmission, Inc.
740,000 3.750%,  1/30/2031
i
719,650
Amazon.com, Inc.
1,525,000 3.100%,  5/12/2051 1,594,312
521,000 3.875%,  8/22/2037 615,176
1,122,000 4.050%,  8/22/2047 1,361,258
American Axle & Manufacturing,
Inc.
820,000 6.500%,  4/1/2027
g
854,850
Ashton Woods USA, LLC
320,000 4.625%,  8/1/2029
i
323,114
Boyd Gaming Corporation
490,000 4.750%,  6/15/2031
i
505,312
Boyne USA, Inc.
380,000 4.750%,  5/15/2029
i
392,350
Brookfield Residential Properties,
Inc.
435,000 6.250%,  9/15/2027
i
457,302
560,000 5.000%,  6/15/2029
i
572,628
Caesars Entertainment, Inc.
170,000 8.125%,  7/1/2027
i
191,118
529,000 4.625%,  10/15/2029
i
535,612
Carnival Corporation
92,000 11.500%,  4/1/2023
i
102,695
180,000 7.625%,  3/1/2026
i
192,150
745,000 5.750%,  3/1/2027
i
770,144
530,000 4.000%,  8/1/2028
i
535,300
Cedar Fair, LP
720,000 5.250%,  7/15/2029 738,000
Churchill Downs, Inc.
325,000 4.750%,  1/15/2028
i
340,031
Cinemark USA, Inc.
240,000 5.875%,  3/15/2026
i
242,400
Clarios Global, LP
255,000 8.500%,  5/15/2027
i
271,256
Colt Merger Sub, Inc.
755,000 6.250%,  7/1/2025
i
794,832

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.7%) Value
Consumer Cyclical (0.7%) - continued
D.R. Horton, Inc.
$ 700,000 2.600%,  10/15/2025 $ 734,742
Dana, Inc.
590,000 5.625%,  6/15/2028 635,341
Empire Communities Corporation
540,000 7.000%,  12/15/2025
i
564,300
Expedia Group, Inc.
1,500,000 3.250%,  2/15/2030 1,551,307
Ford Motor Company
305,000 9.000%,  4/22/2025 366,772
190,000 9.625%,  4/22/2030 268,940
700,000 7.450%,  7/16/2031 913,395
Ford Motor Credit Company, LLC
800,000 4.063%,  11/1/2024 841,192
1,060,000 4.134%,  8/4/2025 1,120,950
845,000 2.700%,  8/10/2026 846,690
Forestar Group, Inc.
340,000 3.850%,  5/15/2026
i
339,575
Gap, Inc.
158,000 3.625%,  10/1/2029
i
158,395
General Motors Company
1,425,000 6.125%,  10/1/2025 1,669,660
1,500,000 6.800%,  10/1/2027 1,873,383
General Motors Financial
Company, Inc.
760,000 3.950%,  4/13/2024 812,246
500,000 1.500%,  6/10/2026 496,970
Goodyear Tire & Rubber Company
330,000 5.000%,  7/15/2029
i
350,212
250,000 5.250%,  7/15/2031
i
266,250
Guitar Center Escrow Issuer II, Inc.
158,000 8.500%,  1/15/2026
i
169,455
Hanesbrands, Inc.
455,000 4.875%,  5/15/2026
i
492,765
Herc Holdings, Inc.
480,000 5.500%,  7/15/2027
i
503,628
Hilton Domestic Operating
Company, Inc.
910,000 4.875%,  1/15/2030 976,212
Hilton Grand Vacations Borrower
Escrow, LLC
665,000 5.000%,  6/1/2029
i
678,300
Home Depot, Inc.
505,000 5.400%,  9/15/2040 691,365
1,140,000 4.250%,  4/1/2046 1,396,669
970,000 3.900%,  6/15/2047 1,141,379
Hyundai Capital America
750,000 1.000%,  9/17/2024
i
747,344
1,150,000 1.800%,  1/10/2028
i
1,125,587
International Game Technology plc
600,000 5.250%,  1/15/2029
i
641,262
KB Home
450,000 4.800%,  11/15/2029 490,500
Kohl's Corporation
1,200,000 3.375%,  5/1/2031 1,234,896
825,000 5.550%,  7/17/2045
g
987,881
L Brands, Inc.
780,000 6.625%,  10/1/2030
i
885,300
180,000 6.875%,  11/1/2035 225,900
Landry's, Inc.
580,000 6.750%,  10/15/2024
i
580,754
Lennar Corporation
1,450,000 4.750%,  5/30/2025 1,615,575
Principal
Amount Long-Term Fixed Income (22.7%) Value
Consumer Cyclical (0.7%) - continued
Lowe's Companies, Inc.
$ 1,500,000 2.625%,  4/1/2031 $ 1,537,499
Macy's Retail Holdings, LLC
480,000 5.875%,  4/1/2029
g,i
522,228
Magic MergerCo, Inc.
760,000 5.250%,  5/1/2028
i
783,940
Marriott International, Inc.
82,000 5.750%,  5/1/2025 93,774
1,025,000 4.625%,  6/15/2030 1,171,025
Mastercard, Inc.
1,070,000 3.950%,  2/26/2048 1,273,268
Mattamy Group Corporation
780,000 5.250%,  12/15/2027
i
815,100
McDonald's Corporation
1,500,000 2.125%,  3/1/2030 1,513,983
755,000 4.450%,  3/1/2047 921,004
MDC Holdings, Inc.
1,250,000 2.500%,  1/15/2031 1,218,213
MGM Resorts International
940,000 6.000%,  3/15/2023 993,994
Nissan Motor Acceptance
Company, LLC
1,000,000 1.125%,  9/16/2024
i
998,120
Penn National Gaming, Inc.
495,000 4.125%,  7/1/2029
i
489,258
PetSmart, Inc.
650,000 4.750%,  2/15/2028
i
667,875
440,000 7.750%,  2/15/2029
i
480,150
Prime Security Services Borrower,
LLC
1,260,000 5.750%,  4/15/2026
i
1,363,018
Real Hero Merger Sub 2, Inc.
385,000 6.250%,  2/1/2029
i
399,438
Realogy Group, LLC
630,000 5.750%,  1/15/2029
i
653,474
Rite Aid Corporation
585,000 7.500%,  7/1/2025
i
584,865
Royal Caribbean Cruises, Ltd.
740,000 9.125%,  6/15/2023
i
804,236
655,000 4.250%,  7/1/2026
i
641,605
270,000 5.500%,  4/1/2028
i
276,158
Scientific Games International, Inc.
490,000 5.000%,  10/15/2025
i
504,088
610,000 7.250%,  11/15/2029
i
685,419
SeaWorld Parks and
Entertainment, Inc.
335,000 5.250%,  8/15/2029
i
342,747
Six Flags Theme Parks, Inc.
360,000 7.000%,  7/1/2025
i
383,400
Staples, Inc.
795,000 7.500%,  4/15/2026
i
806,309
Target Corporation
1,300,000 2.250%,  4/15/2025 1,356,074
Tenneco, Inc.
610,000 5.000%,  7/15/2026
g
600,786
Toll Brothers Finance Corporation
1,000,000 3.800%,  11/1/2029 1,074,000
Uber Technologies, Inc.
385,000 6.250%,  1/15/2028
g,i
412,909
ViacomCBS, Inc.
1,400,000 4.200%,  5/19/2032 1,601,424
Visa, Inc.
1,500,000 2.700%,  4/15/2040 1,534,730

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.7%) Value
Consumer Cyclical (0.7%) - continued
Vista Outdoor, Inc.
$ 630,000 4.500%,  3/15/2029
i
$ 638,864
Wabash National Corporation
528,000 4.500%,  10/15/2028
d,i
527,340
Walmart, Inc.
1,300,000 3.250%,  7/8/2029 1,444,424
Wyndham Destinations, Inc.
470,000 6.625%,  7/31/2026
i
535,222
Wyndham Hotels & Resorts, Inc.
280,000 4.375%,  8/15/2028
i
292,300
Yum! Brands, Inc.
630,000 4.750%,  1/15/2030
i
682,807
ZF North America Capital, Inc.
370,000 4.750%,  4/29/2025
i
399,600
Total 75,000,446
Consumer Non-Cyclical (0.8%)
Abbott Laboratories
1,445,000 4.750%,  11/30/2036 1,838,563
AbbVie, Inc.
625,000 2.950%,  11/21/2026 669,466
1,475,000 4.300%,  5/14/2036 1,729,620
550,000 4.850%,  6/15/2044 691,965
775,000 4.875%,  11/14/2048 994,172
Albertson's Companies, Inc.
702,000 3.500%,  3/15/2029
i
700,578
Altria Group, Inc.
960,000 5.800%,  2/14/2039 1,180,495
Amgen, Inc.
1,500,000 3.375%,  2/21/2050 1,540,334
Anheuser-Busch Companies, LLC
750,000 4.700%,  2/1/2036 906,330
Anheuser-Busch InBev Worldwide,
Inc.
2,125,000 4.750%,  4/15/2058 2,605,644
1,740,000 4.375%,  4/15/2038 2,031,049
Anthem, Inc.
1,185,000 3.125%,  5/15/2050 1,198,523
820,000 4.625%,  5/15/2042 1,005,124
Archer-Daniels-Midland Company
875,000 2.700%,  9/15/2051 855,650
AstraZeneca plc
1,000,000 3.000%,  5/28/2051 1,031,474
1,050,000 1.375%,  8/6/2030 999,202
Bausch Health Companies, Inc.
820,000 5.000%,  2/15/2029
i
763,625
Becton, Dickinson and Company
725,000 3.794%,  5/20/2050 810,033
900,000 3.700%,  6/6/2027 996,648
Bunge, Ltd. Finance Corporation
950,000 2.750%,  5/14/2031 962,589
Campbell Soup Company
450,000 2.375%,  4/24/2030 453,000
Cargill, Inc.
650,000 3.250%,  5/23/2029
i
703,648
Centene Corporation
370,000 4.250%,  12/15/2027 387,260
530,000 4.625%,  12/15/2029 577,594
730,000 3.000%,  10/15/2030 748,250
300,000 2.500%,  3/1/2031 295,875
1,000,000 2.625%,  8/1/2031 993,240
Central Garden & Pet Company
650,000 4.125%,  10/15/2030 664,625
Principal
Amount Long-Term Fixed Income (22.7%) Value
Consumer Non-Cyclical (0.8%) - continued
Cigna Corporation
$ 1,500,000 4.800%,  8/15/2038 $ 1,835,779
Comcast Corporation
690,000 2.987%,  11/1/2063
i
646,595
Community Health Systems, Inc.
255,000 5.625%,  3/15/2027
i
267,018
360,000 6.000%,  1/15/2029
i
381,600
680,000 6.875%,  4/15/2029
i
681,598
Conagra Brands, Inc.
1,210,000 4.300%,  5/1/2024 1,311,721
Constellation Brands, Inc.
1,450,000 3.600%,  2/15/2028 1,593,190
600,000 2.875%,  5/1/2030 624,146
CVS Health Corporation
1,500,000 3.625%,  4/1/2027 1,651,954
2,560,000 4.875%,  7/20/2035 3,109,915
DaVita, Inc.
775,000 4.625%,  6/1/2030
i
797,173
Dentsply Sirona, Inc.
210,000 3.250%,  6/1/2030 223,760
Edgewell Personal Care Company
380,000 5.500%,  6/1/2028
i
401,329
Eli Lilly and Company
828,000 2.500%,  9/15/2060 756,956
Encompass Health Corporation
750,000 4.500%,  2/1/2028 774,375
Endo Finance, LLC
245,000 9.500%,  7/31/2027
g,i
245,544
Energizer Holdings, Inc.
590,000 4.750%,  6/15/2028
i
600,175
General Mills, Inc.
715,000 2.875%,  4/15/2030 751,495
H. J. Heinz Company
180,000 5.200%,  7/15/2045 225,458
HCA, Inc.
1,755,000 5.375%,  2/1/2025 1,961,212
HLF Financing Sarl, LLC
670,000 4.875%,  6/1/2029
i
670,000
Humana, Inc.
375,000 2.150%,  2/3/2032 366,327
Illumina, Inc.
290,000 9.000%,  7/1/2028
i
319,725
Imperial Brands Finance plc
1,600,000 3.875%,  7/26/2029
i
1,722,165
JBS USA Food Company
190,000 5.750%,  1/15/2028
i
199,502
JBS USA, LLC
245,000 6.500%,  4/15/2029
i
273,787
640,000 5.500%,  1/15/2030
i
711,821
Keurig Dr. Pepper, Inc.
775,000 3.350%,  3/15/2051 804,493
1,125,000 3.200%,  5/1/2030 1,211,582
Kimberly-Clark Corporation
845,000 3.100%,  3/26/2030 925,335
900,000 3.900%,  5/4/2047 1,078,313
Kraft Foods Group, Inc.
910,000 5.000%,  6/4/2042 1,115,969
Kraft Heinz Foods Company
805,000 4.625%,  1/30/2029 919,005
1,010,000 3.750%,  4/1/2030 1,100,501
90,000 4.250%,  3/1/2031 101,747
1,000,000 4.375%,  6/1/2046 1,137,820

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.7%) Value
Consumer Non-Cyclical (0.8%) - continued
Mattel, Inc.
$ 605,000 3.375%,  4/1/2026
i
$ 623,816
Molina Healthcare, Inc.
670,000 4.375%,  6/15/2028
i
697,055
Mondelez International, Inc.
425,000 2.750%,  4/13/2030 444,691
Mozart Debt Merger Sub, Inc.
888,000 3.875%,  4/1/2029
d,i
888,000
657,000 5.250%,  10/1/2029
d,i
668,498
MPH Acquisition Holdings, LLC
487,000 5.750%,  11/1/2028
g,i
458,744
Mylan, Inc.
1,570,000 4.550%,  4/15/2028 1,791,976
Ortho-Clinical Diagnostics, Inc.
385,000 7.250%,  2/1/2028
i
411,998
Par Pharmaceutical, Inc.
535,000 7.500%,  4/1/2027
i
545,031
Pilgrim's Pride Corporation
477,000 3.500%,  3/1/2032
i
485,049
Reynolds American, Inc.
759,000 5.700%,  8/15/2035 908,424
Roche Holdings, Inc.
1,158,000 4.000%,  11/28/2044
i
1,407,327
Royalty Pharma plc
1,050,000 3.550%,  9/2/2050 1,031,446
Scotts Miracle-Gro Company
620,000 4.500%,  10/15/2029 647,900
SEG Holding, LLC
740,000 5.625%,  10/15/2028
i
771,450
Simmons Foods, Inc.
610,000 4.625%,  3/1/2029
i
614,575
Spectrum Brands, Inc.
310,000 5.000%,  10/1/2029
i
333,250
280,000 5.500%,  7/15/2030
i
310,100
Syneos Health, Inc.
560,000 3.625%,  1/15/2029
i
558,432
Sysco Corporation
1,300,000 6.600%,  4/1/2040 1,899,182
Teleflex, Inc.
385,000 4.250%,  6/1/2028
i
400,050
Tenet Healthcare Corporation
210,000 4.625%,  7/15/2024 213,150
1,340,000 5.125%,  11/1/2027
i
1,396,950
255,000 6.125%,  10/1/2028
i
267,871
Teva Pharmaceutical Finance
Netherlands III BV
410,000 2.800%,  7/21/2023 407,556
385,000 3.150%,  10/1/2026 368,638
Thermo Fisher Scientific, Inc.
900,000 4.133%,  3/25/2025 990,178
625,000 2.000%,  10/15/2031 611,469
TreeHouse Foods, Inc.
266,000 4.000%,  9/1/2028
g
260,326
Tyson Foods, Inc.
748,000 3.550%,  6/2/2027 825,277
United Natural Foods, Inc.
515,000 6.750%,  10/15/2028
i
557,488
UnitedHealth Group, Inc.
1,450,000 4.625%,  7/15/2035 1,801,428
VRX Escrow Corporation
1,427,000 6.125%,  4/15/2025
i
1,456,468
Principal
Amount Long-Term Fixed Income (22.7%) Value
Consumer Non-Cyclical (0.8%) - continued
Zoetis, Inc.
$ 740,000 4.700%,  2/1/2043 $ 941,508
Total 85,828,962
Energy (0.5%)
Antero Resources Corporation
585,000 5.375%,  3/1/2030
i
616,093
Apache Corporation
170,000 4.875%,  11/15/2027 185,388
620,000 4.375%,  10/15/2028 670,375
205,000 5.100%,  9/1/2040 229,596
Archrock Partners, LP
570,000 6.250%,  4/1/2028
i
589,508
BP Capital Markets America, Inc.
750,000 2.939%,  6/4/2051 709,121
700,000 3.543%,  4/6/2027 771,135
Buckeye Partners, LP
380,000 4.125%,  3/1/2025
i
393,779
470,000 3.950%,  12/1/2026 479,400
Canadian Natural Resources, Ltd.
440,000 2.050%,  7/15/2025 450,490
525,000 2.950%,  7/15/2030 543,556
Cenovus Energy, Inc.
240,000 5.375%,  7/15/2025 273,374
Cheniere Energy Partners, LP
197,000 3.250%,  1/31/2032
i
197,650
Chevron USA, Inc.
750,000 5.050%,  11/15/2044 997,989
CNX Resources Corporation
330,000 6.000%,  1/15/2029
i
348,975
Comstock Resources, Inc.
410,000 5.875%,  1/15/2030
i
426,400
ConocoPhillips
1,870,000 6.500%,  2/1/2039 2,726,817
Continental Resources, Inc.
270,000 4.375%,  1/15/2028 298,687
360,000 5.750%,  1/15/2031
i
435,150
Devon Energy Corporation
1,756,000 4.500%,  1/15/2030
i
1,913,842
Diamondback Energy, Inc.
1,250,000 3.500%,  12/1/2029 1,336,796
DT Midstream, Inc.
495,000 4.125%,  6/15/2029
i
501,960
165,000 4.375%,  6/15/2031
i
169,950
Enagas SA
790,000 5.500%,  1/15/2028
i
808,763
Encana Corporation
270,000 6.625%,  8/15/2037 370,290
Endeavor Energy Resources, LP
380,000 5.750%,  1/30/2028
i
399,950
Energean Israel Finance, Ltd.
515,000 4.500%,  3/30/2024
i
525,300
Energy Transfer Operating, LP
1,100,000 6.000%,  6/15/2048 1,395,843
Energy Transfer Partners, LP
970,000 4.900%,  3/15/2035 1,111,947
800,000 5.150%,  2/1/2043 894,527
EnLink Midstream Partners, LP
580,000 4.850%,  7/15/2026 608,826
250,000 5.600%,  4/1/2044 238,750
Enterprise Products Operating,
LLC
1,250,000 3.300%,  2/15/2053 1,219,053

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.7%) Value
Energy (0.5%) - continued
EQM Midstream Partners, LP
$ 680,000 6.500%,  7/1/2027
i
$ 764,830
EQT Corporation
165,000 3.125%,  5/15/2026
i
169,145
675,000 3.900%,  10/1/2027 730,505
Equinor ASA
750,000 3.000%,  4/6/2027 807,784
Exxon Mobil Corporation
1,450,000 3.452%,  4/15/2051 1,541,970
Genesis Energy, LP
270,000 6.500%,  10/1/2025 268,650
165,000 8.000%,  1/15/2027 167,062
Halliburton Company
960,000 2.920%,  3/1/2030
g
992,841
Harvest Midstream, LP
670,000 7.500%,  9/1/2028
i
713,650
Hess Midstream Operations, LP
450,000 5.625%,  2/15/2026
i
466,875
Hilcorp Energy I, LP
540,000 5.750%,  2/1/2029
i
554,850
ITT Holdings, LLC
470,000 6.500%,  8/1/2029
i
474,112
Laredo Petroleum, Inc.
810,000 7.750%,  7/31/2029
i
812,025
Magellan Midstream Partners, LP
1,070,000 5.000%,  3/1/2026 1,220,680
Marathon Petroleum Corporation
396,000 6.500%,  3/1/2041 547,965
MPLX, LP
575,000 4.875%,  12/1/2024 636,898
944,000 4.875%,  6/1/2025 1,054,943
Murphy Oil Corporation
350,000 5.875%,  12/1/2027 364,263
Nabors Industries, Ltd.
630,000 7.250%,  1/15/2026
i
612,738
National Fuel Gas Company
1,000,000 5.500%,  1/15/2026 1,151,849
Newfield Exploration Company
1,185,000 5.625%,  7/1/2024 1,313,983
700,000 5.375%,  1/1/2026 791,463
NGL Energy Operating, LLC
360,000 7.500%,  2/1/2026
i
366,750
NGL Energy Partners, LP
360,000 7.500%,  11/1/2023 349,859
NuStar Logistics, LP
560,000 5.750%,  10/1/2025 603,400
Oasis Petroleum, Inc.
415,000 6.375%,  6/1/2026
i
434,713
Occidental Petroleum Corporation
600,000 3.400%,  4/15/2026 615,378
185,000 8.500%,  7/15/2027 231,700
1,150,000 3.500%,  8/15/2029 1,169,688
380,000 6.450%,  9/15/2036 478,088
960,000 4.400%,  4/15/2046 957,456
ONEOK, Inc.
1,070,000 2.200%,  9/15/2025 1,093,161
Ovintiv, Inc.
180,000 7.375%,  11/1/2031 244,162
PBF Holding Company, LLC
260,000 9.250%,  5/15/2025
i
246,350
Pioneer Natural Resources
Company
750,000 4.450%,  1/15/2026 836,792
Principal
Amount Long-Term Fixed Income (22.7%) Value
Energy (0.5%) - continued
Precision Drilling Corporation
$ 410,000 6.875%,  1/15/2029
i
$ 428,222
Qatar Petroleum
1,020,000 3.125%,  7/12/2041
i
1,019,510
Sabine Pass Liquefaction, LLC
1,250,000 4.500%,  5/15/2030 1,440,763
Schlumberger Holdings
Corporation
995,000 4.000%,  12/21/2025
i
1,096,496
SM Energy Company
245,000 6.500%,  7/15/2028
g
253,653
Southwestern Energy Company
330,000 5.375%,  2/1/2029
i
353,037
Sunoco Logistics Partners
Operations, LP
950,000 4.000%,  10/1/2027 1,048,099
Sunoco, LP
545,000 5.875%,  3/15/2028 574,975
Targa Resources Partners, LP
430,000 5.375%,  2/1/2027 445,566
225,000 5.000%,  1/15/2028 236,250
145,000 4.875%,  2/1/2031 156,419
Teine Energy, Ltd.
345,000 6.875%,  4/15/2029
i
350,175
Transocean Proteus, Ltd.
176,000 6.250%,  12/1/2024
i
176,000
Transocean, Inc.
330,000 11.500%,  1/30/2027
i
339,900
USA Compression Partners, LP
270,000 6.875%,  4/1/2026 281,124
Venture Global Calcasieu Pass,
LLC
483,000 3.875%,  8/15/2029
i
497,514
290,000 4.125%,  8/15/2031
i
302,325
Vine Energy Holdings, LLC
340,000 6.750%,  4/15/2029
i
366,989
W&T Offshore, Inc.
206,000 9.750%,  11/1/2023
i
196,023
Western Gas Partners, LP
1,496,000 4.000%,  7/1/2022 1,518,784
Western Midstream Operating, LP
570,000 3.950%,  6/1/2025 602,356
320,000 5.500%,  8/15/2048 374,400
Williams Companies, Inc.
1,015,000 7.500%,  1/15/2031 1,411,130
Total 60,095,568
Financials (1.4%)
ACE INA Holdings, Inc.
1,115,000 4.350%,  11/3/2045 1,402,301
AerCap Ireland Capital DAC
1,240,000 3.500%,  1/15/2025 1,304,741
1,250,000 3.875%,  1/23/2028
g
1,342,021
Air Lease Corporation
1,500,000 3.000%,  2/1/2030 1,522,059
Aircastle, Ltd.
650,000 5.250%,  8/11/2025
i
726,722
1,050,000 2.850%,  1/26/2028
i
1,063,398
Alliant Holdings Intermediate, LLC
165,000 6.750%,  10/15/2027
i
170,775
Ally Financial, Inc.
1,615,000 5.750%,  11/20/2025 1,846,669
1,000,000 8.000%,  11/1/2031 1,442,329

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.7%) Value
Financials (1.4%) - continued
Altice Financing SA
$ 235,000 5.750%,  8/15/2029
i
$ 227,628
American Finance Trust, Inc.
395,000 4.500%,  9/30/2028
d,i
395,000
American Homes 4 Rent, LP
1,000,000 2.375%,  7/15/2031 990,582
American International Group, Inc.
60,000 4.125%,  2/15/2024 64,770
845,000 3.750%,  7/10/2025 919,800
835,000 3.900%,  4/1/2026 926,302
AmWINS Group, Inc.
315,000 4.875%,  6/30/2029
i
319,426
Ares Capital Corporation
1,100,000 3.875%,  1/15/2026 1,176,371
550,000 2.150%,  7/15/2026 551,463
Australia and New Zealand
Banking Group, Ltd.
700,000 2.950%,  7/22/2030
b,i
727,622
Aviation Capital Group, LLC
1,000,000 5.500%,  12/15/2024
i
1,120,761
Avolon Holdings Funding, Ltd.
800,000 5.250%,  5/15/2024
i
873,958
275,000 4.250%,  4/15/2026
i
295,780
Banco Santander Mexico SA
875,000 5.375%,  4/17/2025
i
977,987
Banco Santander SA
400,000
1.239%,  (LIBOR 3M +
1.120%), 4/12/2023
b
405,439
1,000,000 1.722%,  9/14/2027
b
995,353
Bank of America Corporation
1,050,000 4.200%,  8/26/2024 1,148,524
970,000 4.000%,  1/22/2025 1,054,066
1,800,000 3.458%,  3/15/2025
b
1,915,042
575,000 1.734%,  7/22/2027
b
577,366
800,000 3.824%,  1/20/2028
b
882,840
500,000 2.087%,  6/14/2029
b
499,198
1,500,000 2.496%,  2/13/2031
b
1,517,985
900,000 2.592%,  4/29/2031
b
918,565
1,475,000 1.922%,  10/24/2031
b
1,418,906
1,375,000 4.244%,  4/24/2038
b
1,608,750
Barclays plc
1,290,000 4.972%,  5/16/2029
b
1,499,777
1,475,000 3.564%,  9/23/2035
b
1,530,274
BPCE SA
1,091,000 3.500%,  10/23/2027
i
1,177,182
Camden Property Trust
1,975,000 3.150%,  7/1/2029 2,133,337
CANPACK SA
700,000 3.125%,  11/1/2025
i
711,375
Capital One Financial Corporation
1,100,000 4.200%,  10/29/2025 1,219,146
Cascades USA, Inc.
370,000 5.125%,  1/15/2026
i
393,334
Chobani, LLC
720,000 4.625%,  11/15/2028
i
743,400
CIT Group, Inc.
1,060,000 5.250%,  3/7/2025 1,180,575
750,000 6.125%,  3/9/2028 906,652
Citigroup, Inc.
1,515,000 4.400%,  6/10/2025 1,675,705
745,000 3.200%,  10/21/2026 803,241
750,000 1.462%,  6/9/2027
b
745,580
1,094,000 3.668%,  7/24/2028
b
1,202,529
Principal
Amount Long-Term Fixed Income (22.7%) Value
Financials (1.4%) - continued
$ 490,000 4.125%,  7/25/2028 $ 546,959
915,000 3.520%,  10/27/2028
b
994,954
978,000 4.650%,  7/23/2048 1,261,572
CNA Financial Corporation
650,000 3.900%,  5/1/2029 724,706
Coinbase Global, Inc.
133,000 3.625%,  10/1/2031
i
126,433
Commerzbank AG
750,000 8.125%,  9/19/2023
i
845,039
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
988,000 4.625%,  12/1/2023 1,070,591
Credit Acceptance Corporation
620,000 5.125%,  12/31/2024
i
638,600
Credit Agricole SA
625,000 6.875%,  9/23/2024
b,i,l
695,312
Credit Suisse Group AG
900,000 7.250%,  9/12/2025
b,i,l
997,605
1,800,000 2.193%,  6/5/2026
b,i
1,833,784
Danske Bank AS
450,000 0.976%,  9/10/2025
b,i
449,245
1,225,000 3.244%,  12/20/2025
b,i
1,301,389
Deutsche Bank AG
1,175,000 3.729%,  1/14/2032
b
1,213,169
Discover Bank
900,000 2.450%,  9/12/2024 938,535
1,670,000 4.682%,  8/9/2028
b
1,776,527
Diversified Healthcare Trust
410,000 4.375%,  3/1/2031 396,567
Drawbridge Special Opportunities
Fund, LP
750,000 3.875%,  2/15/2026
i
770,620
Duke Realty, LP
925,000 2.875%,  11/15/2029 974,555
ERP Operating, LP
337,000 3.375%,  6/1/2025 362,064
First Horizon Bank
250,000 5.750%,  5/1/2030 305,407
First Horizon National Corporation
1,000,000 4.000%,  5/26/2025 1,091,120
Fortress Transportation and
Infrastructure Investors, LLC
360,000 6.500%,  10/1/2025
i
370,577
235,000 5.500%,  5/1/2028
i
236,580
FS KKR Capital Corporation
500,000 4.250%,  2/14/2025
i
528,127
1,300,000 3.400%,  1/15/2026 1,358,346
GE Capital Funding, LLC
925,000 4.400%,  5/15/2030 1,071,816
GE Capital International Funding
Company
2,730,000 4.418%,  11/15/2035 3,276,143
Global Net Lease, Inc.
695,000 3.750%,  12/15/2027
i
690,098
Goldman Sachs Group, Inc.
1,000,000 3.625%,  2/20/2024 1,065,635
275,000 1.992%,  1/27/2032
b
265,191
1,130,000 4.750%,  10/21/2045 1,459,079
HCP, Inc.
41,000 3.400%,  2/1/2025 43,723
HCRX Investments Holdco, LP
195,000 4.500%,  8/1/2029
i
195,975

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.7%) Value
Financials (1.4%) - continued
HSBC Holdings plc
$ 1,850,000 3.803%,  3/11/2025
b
$ 1,973,253
710,000 3.900%,  5/25/2026 782,032
Icahn Enterprises, LP
485,000 6.375%,  12/15/2025 497,610
635,000 5.250%,  5/15/2027 658,812
iStar, Inc.
625,000 4.250%,  8/1/2025 649,206
J.P. Morgan Chase & Company
1,550,000 3.875%,  9/10/2024 1,685,284
445,000 3.125%,  1/23/2025 472,981
500,000 0.824%,  6/1/2025
b
499,911
850,000 1.040%,  2/4/2027
b
833,901
720,000 1.578%,  4/22/2027
b
721,460
1,475,000 4.203%,  7/23/2029
b
1,677,889
900,000 2.522%,  4/22/2031
b
918,183
1,100,000 1.953%,  2/4/2032
b
1,061,194
1,740,000 3.882%,  7/24/2038
b
2,002,811
960,000 3.157%,  4/22/2042
b
996,707
Jefferies Finance, LLC
570,000 5.000%,  8/15/2028
i
577,837
Kimco Realty Corporation
1,142,000 3.300%,  2/1/2025 1,217,507
Lloyds Banking Group plc
1,950,000 3.870%,  7/9/2025
b
2,102,468
LPL Holdings, Inc.
410,000 4.000%,  3/15/2029
i
421,131
MGM Growth Properties Operating
Partnership, LP
410,000 4.625%,  6/15/2025
i
441,775
340,000 5.750%,  2/1/2027 391,000
Mitsubishi UFJ Financial Group,
Inc.
1,870,000 3.287%,  7/25/2027 2,040,984
1,750,000 2.048%,  7/17/2030 1,720,741
Mizuho Financial Group, Inc.
1,500,000 1.979%,  9/8/2031
b
1,447,958
Morgan Stanley
600,000 2.188%,  4/28/2026
b
619,502
1,925,000 4.350%,  9/8/2026 2,172,766
1,244,000 3.591%,  7/22/2028
b
1,364,217
190,000 3.772%,  1/24/2029
b
210,238
1,600,000 3.622%,  4/1/2031
b
1,763,466
825,000 2.802%,  1/25/2052
b
792,980
MPT Operating Partnership, LP
630,000 4.625%,  8/1/2029 675,990
Nasdaq, Inc.
750,000 3.250%,  4/28/2050 755,707
55,000 3.850%,  6/30/2026 60,998
Nationwide Building Society
950,000 3.622%,  4/26/2023
b,i
966,519
Natwest Group plc
850,000 3.032%,  11/28/2035
b
851,128
Navient Corporation
340,000 5.500%,  1/25/2023 355,300
160,000 5.000%,  3/15/2027 164,800
160,000 4.875%,  3/15/2028 161,301
NFP Corporation
225,000 6.875%,  8/15/2028
i
229,736
Omega Healthcare Investors, Inc.
780,000 3.625%,  10/1/2029 820,672
875,000 3.375%,  2/1/2031 890,906
Principal
Amount Long-Term Fixed Income (22.7%) Value
Financials (1.4%) - continued
OneMain Finance Corporation
$ 245,000 3.500%,  1/15/2027 $ 245,110
Owl Rock Capital Corporation
250,000 4.250%,  1/15/2026 268,326
1,425,000 3.400%,  7/15/2026 1,484,041
Owl Rock Technology Finance
Corporation
250,000 4.750%,  12/15/2025
i
273,287
Park Aerospace Holdings, Ltd.
800,000 4.500%,  3/15/2023
i
835,952
Park Intermediate Holdings, LLC
175,000 4.875%,  5/15/2029
i
180,114
PennyMac Financial Services, Inc.
450,000 4.250%,  2/15/2029
i
428,434
Playtika Holding Corporation
335,000 4.250%,  3/15/2029
i
336,069
Principal Life Global Funding II
825,000 1.250%,  8/16/2026
i
819,882
Prudential Financial, Inc.
1,250,000 3.700%,  3/13/2051 1,424,571
Quicken Loans, LLC
440,000 3.625%,  3/1/2029
i
444,950
Radian Group, Inc.
340,000 4.875%,  3/15/2027 370,556
Realty Income Corporation
1,475,000 4.125%,  10/15/2026 1,655,048
575,000 1.800%,  3/15/2033 544,188
Regency Centers, LP
1,100,000 4.125%,  3/15/2028 1,231,977
Reinsurance Group of America,
Inc.
1,100,000 4.700%,  9/15/2023 1,182,843
Royal Bank of Scotland Group plc
1,050,000 6.000%,  12/29/2025
b,l
1,175,086
1,375,000 4.445%,  5/8/2030
b
1,572,875
Santander UK Group Holdings plc
1,000,000 1.673%,  6/14/2027
b
995,741
Service Properties Trust
260,000 4.750%,  10/1/2026 257,400
395,000 4.950%,  2/15/2027 394,012
260,000 5.500%,  12/15/2027 277,085
Simon Property Group, LP
1,250,000 3.800%,  7/15/2050 1,377,476
Societe Generale SA
1,122,000 4.750%,  11/24/2025
i
1,245,142
Spirit Realty, LP
1,250,000 2.100%,  3/15/2028 1,243,502
Springleaf Finance Corporation
705,000 6.875%,  3/15/2025 792,244
365,000 6.625%,  1/15/2028 419,750
Sumitomo Mitsui Financial Group,
Inc.
1,140,000 3.010%,  10/19/2026 1,222,462
850,000 1.710%,  1/12/2031 810,732
Sumitomo Mitsui Trust Bank, Ltd.
1,000,000 0.800%,  9/16/2024
i
997,870
Synchrony Financial
590,000 4.250%,  8/15/2024 637,557
925,000 3.950%,  12/1/2027 1,020,371
Truist Financial Corporation
500,000 1.887%,  6/7/2029
b
499,513
UBS Group Funding Jersey, Ltd.
1,158,000 4.125%,  9/24/2025
i
1,279,340

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.7%) Value
Financials (1.4%) - continued
UDR, Inc.
$ 875,000 2.100%,  8/1/2032 $ 839,309
United Wholesale Mortgage, LLC
500,000 5.500%,  4/15/2029
i
485,452
VEREIT Operating Partnership, LP
1,100,000 2.850%,  12/15/2032 1,142,745
VICI Properties, LP
340,000 4.250%,  12/1/2026
i
355,072
200,000 3.750%,  2/15/2027
i
207,000
290,000 4.625%,  12/1/2029
i
311,750
Voya Financial, Inc.
1,018,000 3.125%,  7/15/2024 1,078,785
Wells Fargo & Company
1,320,000 3.000%,  2/19/2025 1,401,017
125,000 3.000%,  4/22/2026 134,111
1,475,000 3.000%,  10/23/2026 1,580,859
1,400,000 2.393%,  6/2/2028
b
1,444,016
1,180,000 4.900%,  11/17/2045 1,494,141
Welltower, Inc.
750,000 2.050%,  1/15/2029 745,080
Total 156,940,353
Mortgage-Backed Securities (6.2%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
9,150,000 1.500%,  11/1/2035
d
9,229,348
36,625,000 1.500%,  10/15/2036
d
36,986,958
130,750,000 2.000%,  11/1/2036
d
134,478,417
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
176,625,000 2.000%,  11/1/2051
d,m
176,783,687
174,628,000 2.500%,  11/1/2051
d
179,709,947
34,300,000 3.000%,  11/1/2047
d
35,845,657
6,425,000 3.000%,  10/1/2049
d
6,722,909
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
89,000,000 2.500%,  10/1/2051
d
91,875,118
32,950,000 2.500%,  11/1/2051
d
33,955,232
Total 705,587,273
Technology (0.4%)
Analog Devices, Inc.
1,150,000 2.950%,  10/1/2051
d
1,149,602
Apple, Inc.
2,570,000 3.750%,  9/12/2047 2,971,380
Applied Materials, Inc.
736,000 3.300%,  4/1/2027 808,936
Baidu, Inc.
1,200,000 3.425%,  4/7/2030 1,270,355
Black Knight InfoServ, LLC
593,000 3.625%,  9/1/2028
i
595,965
Broadcom Corporation
542,000 3.875%,  1/15/2027 595,615
Broadcom, Inc.
600,000 5.000%,  4/15/2030 700,658
604,000 3.469%,  4/15/2034
i
621,961
1,350,000 3.187%,  11/15/2036
i
1,346,080
CommScope Technologies
Finance, LLC
425,000 6.000%,  6/15/2025
i
430,312
Principal
Amount Long-Term Fixed Income (22.7%) Value
Technology (0.4%) - continued
CommScope, Inc.
$ 385,000 7.125%,  7/1/2028
i
$ 392,881
Dell International, LLC
1,760,000 6.020%,  6/15/2026 2,093,569
500,000 8.350%,  7/15/2046 810,928
Fiserv, Inc.
1,000,000 2.250%,  6/1/2027 1,031,449
1,150,000 2.650%,  6/1/2030 1,176,734
Gartner, Inc.
325,000 3.625%,  6/15/2029
i
327,470
605,000 3.750%,  10/1/2030
i
622,666
Hewlett Packard Enterprise
Company
850,000 4.650%,  10/1/2024 938,994
Iron Mountain, Inc.
570,000 4.875%,  9/15/2029
i
597,075
750,000 5.250%,  7/15/2030
i
795,922
585,000 4.500%,  2/15/2031
i
593,365
Lam Research Corporation
1,500,000 2.875%,  6/15/2050 1,504,168
Microchip Technology, Inc.
500,000 0.983%,  9/1/2024
i
499,395
Micron Technology, Inc.
600,000 2.497%,  4/24/2023 617,568
1,000,000 4.663%,  2/15/2030 1,154,250
Microsoft Corporation
1,500,000 3.041%,  3/17/2062 1,584,493
2,250,000 3.700%,  8/8/2046 2,658,763
MSCI, Inc.
465,000 4.000%,  11/15/2029
i
492,295
NCR Corporation
1,020,000 6.125%,  9/1/2029
i
1,106,700
NVIDIA Corporation
1,500,000 3.500%,  4/1/2040 1,663,438
NXP Funding, LLC
480,000 5.550%,  12/1/2028
i
582,266
480,000 4.300%,  6/18/2029
i
544,036
480,000 2.500%,  5/11/2031
i
484,468
480,000 3.250%,  5/11/2041
i
495,755
Open Text Corporation
675,000 4.125%,  2/15/2030
i
693,562
Oracle Corporation
500,000 3.950%,  3/25/2051 527,309
1,815,000 3.850%,  7/15/2036 1,971,878
1,500,000 3.600%,  4/1/2040 1,555,517
1,250,000 4.000%,  7/15/2046 1,324,221
PTC, Inc.
300,000 3.625%,  2/15/2025
i
304,500
270,000 4.000%,  2/15/2028
i
277,087
Qorvo, Inc.
960,000 3.375%,  4/1/2031
i
1,012,224
Rackspace Technology Global,
Inc.
540,000 5.375%,  12/1/2028
g,i
530,550
Seagate HDD Cayman
810,000 3.125%,  7/15/2029
i
783,351
670,000 3.375%,  7/15/2031
i
653,250
Sensata Technologies, Inc.
790,000 3.750%,  2/15/2031
i
795,404
Shift4 Payments, LLC
190,000 4.625%,  11/1/2026
i
198,313
SS&C Technologies, Inc.
1,120,000 5.500%,  9/30/2027
i
1,182,644

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.7%) Value
Technology (0.4%) - continued
Switch, Ltd.
$ 570,000 3.750%,  9/15/2028
i
$ 578,550
Teledyne Technologies, Inc.
720,000 2.250%,  4/1/2028 733,304
Texas Instruments, Inc.
1,630,000 4.150%,  5/15/2048 2,021,736
Tyco Electronics Group SA
374,000 3.450%,  8/1/2024 397,952
Viavi Solutions, Inc.
396,000 3.750%,  10/1/2029
i
396,871
VMware, Inc.
825,000 4.650%,  5/15/2027 947,323
750,000 1.800%,  8/15/2028 738,873
Total 50,883,931
Transportation (0.1%)
Air Canada
120,000 3.875%,  8/15/2026
i
121,086
Air Canada Pass Through Trust
290,061 3.875%,  3/15/2023
i
293,285
American Airlines, Inc.
420,000 11.750%,  7/15/2025
i
519,750
1,020,000 5.500%,  4/20/2026
i
1,072,275
125,000 5.750%,  4/20/2029
i
134,687
Avis Budget Car Rental, LLC
450,000 5.375%,  3/1/2029
g,i
475,605
Burlington Northern Santa Fe, LLC
1,120,000 5.750%,  5/1/2040 1,569,856
575,000 4.450%,  3/15/2043 717,622
CSX Corporation
900,000 3.800%,  4/15/2050 1,021,127
Delta Air Lines, Inc.
551,000 7.000%,  5/1/2025
i
642,604
1,580,000 4.750%,  10/20/2028
i
1,761,700
Southwest Airlines Company
1,050,000 5.125%,  6/15/2027 1,227,950
960,000 2.625%,  2/10/2030 973,784
United Airlines, Inc.
540,000 4.375%,  4/15/2026
i
554,175
540,000 4.625%,  4/15/2029
i
558,063
United Parcel Service, Inc.
1,200,000 4.450%,  4/1/2030 1,428,276
Total 13,071,845
U.S. Government & Agencies (8.0%)
U.S. Treasury Bonds
9,660,000 1.625%,  11/15/2050 8,678,529
7,285,000 2.250%,  11/15/2027 7,744,012
72,550,000 2.875%,  5/15/2028 80,017,549
19,150,000 5.250%,  11/15/2028 24,342,942
13,650,000 1.625%,  8/15/2029 13,902,738
3,250,000 1.500%,  2/15/2030 3,270,693
3,750,000 0.875%,  11/15/2030 3,558,691
270,000 1.125%,  2/15/2031 261,520
2,975,000 4.375%,  5/15/2040 4,139,898
44,475,000 1.375%,  11/15/2040 39,951,059
1,340,000 3.000%,  5/15/2042 1,566,701
68,726,000 2.500%,  5/15/2046 74,366,364
46,100,000 2.875%,  5/15/2049 53,929,797
U.S. Treasury Notes
14,960,000 0.125%,  10/31/2022 14,961,753
16,300,000 2.000%,  11/30/2022 16,654,016
106,955,000 0.125%,  1/31/2023 106,900,687
Principal
Amount Long-Term Fixed Income (22.7%) Value
U.S. Government & Agencies (8.0%) -
continued
$ 4,910,000 2.500%,  3/31/2023 $ 5,079,740
9,380,000 0.125%,  4/30/2023 9,367,542
78,270,000 0.125%,  7/31/2023 78,101,842
22,660,000 0.125%,  8/31/2023 22,599,809
22,900,000 0.125%,  10/15/2023 22,817,703
82,550,000 2.500%,  1/31/2024 86,638,805
25,885,000 2.125%,  7/31/2024 27,082,181
28,665,000 2.250%,  11/15/2024 30,171,032
19,170,000 2.125%,  11/30/2024 20,107,533
52,575,000 2.625%,  1/31/2026 56,505,803
90,300,000 2.500%,  2/28/2026 96,645,692
1,500,000 0.750%,  1/31/2028 1,456,582
Total 910,821,213
Utilities (0.4%)
Ameren Illinois Company
830,000 4.500%,  3/15/2049 1,055,277
American Water Capital
Corporation
1,500,000 2.800%,  5/1/2030 1,573,355
Appalachian Power Company
750,000 3.300%,  6/1/2027 810,126
Berkshire Hathaway Energy
Company
1,165,000 4.500%,  2/1/2045 1,413,952
Calpine Corporation
770,000 4.500%,  2/15/2028
i
785,400
CenterPoint Energy Resources
Corporation
750,000 1.750%,  10/1/2030 720,498
CenterPoint Energy, Inc.
600,000 2.500%,  9/1/2024 627,382
900,000 4.250%,  11/1/2028 1,025,391
CMS Energy Corporation
490,000 2.950%,  2/15/2027 517,643
Commonwealth Edison Company
1,300,000 3.700%,  3/1/2045 1,465,018
Consolidated Edison Company of
New York, Inc.
1,250,000 4.125%,  5/15/2049 1,449,930
Consolidated Edison, Inc.
579,000 4.500%,  12/1/2045 700,623
Consumers Energy Company
1,200,000 4.350%,  4/15/2049 1,492,903
DTE Electric Company
965,000 3.700%,  3/15/2045 1,091,584
475,000 3.700%,  6/1/2046 532,631
Duke Energy Carolinas, LLC
1,190,000 3.700%,  12/1/2047 1,321,608
Duke Energy Corporation
770,000 3.750%,  9/1/2046 822,225
Duke Energy Florida, LLC
1,030,000 3.200%,  1/15/2027 1,116,578
Duke Energy Indiana, LLC
1,550,000 3.750%,  5/15/2046 1,719,031
Edison International
725,000 5.750%,  6/15/2027 834,775
Enel Finance International NV
750,000 1.875%,  7/12/2028
i
746,923
Exelon Corporation
585,000 4.700%,  4/15/2050 739,227
1,158,000 4.450%,  4/15/2046 1,398,582

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.7%) Value
Utilities (0.4%) - continued
FirstEnergy Corporation
$ 460,000 3.350%,  7/15/2022 $ 465,451
ITC Holdings Corporation
294,000 4.050%,  7/1/2023 308,571
760,000 5.300%,  7/1/2043 991,654
Jersey Central Power & Light
Company
450,000 2.750%,  3/1/2032
i
460,981
Mississippi Power Company
1,040,000 3.950%,  3/30/2028 1,158,651
National Rural Utilities Cooperative
Finance Corporation
550,000 3.900%,  11/1/2028 619,452
1,050,000 3.700%,  3/15/2029 1,170,263
NextEra Energy Operating
Partners, LP
740,000 3.875%,  10/15/2026
i
786,805
NiSource Finance Corporation
900,000 5.650%,  2/1/2045 1,234,588
NiSource, Inc.
1,125,000 3.600%,  5/1/2030 1,233,309
NRG Energy, Inc.
790,000 3.375%,  2/15/2029
i
779,675
240,000 5.250%,  6/15/2029
i
255,300
Pacific Gas and Electric Company
900,000 3.300%,  12/1/2027 926,300
750,000 4.550%,  7/1/2030 810,997
480,000 3.250%,  6/1/2031 478,256
PG&E Corporation
225,000 5.000%,  7/1/2028
g
229,219
PPL Electric Utilities Corporation
1,122,000 3.950%,  6/1/2047 1,330,005
Public Service Electric & Gas
Company
400,000 3.000%,  5/15/2027 434,275
San Diego Gas and Electric
Company
940,000 4.150%,  5/15/2048 1,128,161
South Carolina Electric & Gas
Company
650,000 5.100%,  6/1/2065 933,038
Southern California Edison
Company
1,500,000 4.000%,  4/1/2047 1,608,519
Southern Company
843,000 3.250%,  7/1/2026 907,125
Southern Company Gas Capital
Corporation
620,000 4.400%,  5/30/2047 728,840
Southwestern Electric Power
Company
620,000 3.900%,  4/1/2045 678,143
Suburban Propane Partners, LP
740,000 5.875%,  3/1/2027 771,450
Talen Energy Supply, LLC
380,000 7.625%,  6/1/2028
i
356,250
TerraForm Power Operating, LLC
750,000 5.000%,  1/31/2028
i
805,313
Virginia Electric and Power
Company
850,000 4.600%,  12/1/2048 1,088,439
Principal
Amount Long-Term Fixed Income (22.7%) Value
Utilities (0.4%) - continued
Vistra Operations Company, LLC
$ 550,000 5.000%,  7/31/2027
i
$ 567,875
Total 47,207,567
Total Long-Term Fixed Income
(cost $2,513,001,018) 2,588,636,119
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
51,963,870 Thrivent Cash Management Trust 51,963,870
Total Collateral Held for
Securities Loaned
(cost $51,963,870) 51,963,870
Shares or
Principal
Amount Short-Term Investments ( 10.8% ) Value
Federal Home Loan Bank Discount
Notes
3,900,000 0.036%, 10/6/2021
n,o
3,899,989
1,600,000 0.040%, 10/20/2021
n,o
1,599,983
300,000 0.030%, 10/21/2021
n,o
299,997
200,000 0.035%, 10/22/2021
n,o
199,998
400,000 0.040%, 10/26/2021
n,o
399,995
200,000 0.040%, 10/27/2021
n,o
199,997
800,000 0.041%, 11/3/2021
n,o
799,971
400,000 0.040%, 11/12/2021
n,o
399,981
300,000 0.040%, 11/15/2021
n,o
299,985
9,300,000 0.040%, 11/17/2021
n,o
9,299,514
26,400,000 0.040%, 11/18/2021
n,o
26,398,592
39,100,000 0.025%, 12/9/2021
n,o
39,097,003
21,200,000 0.025%, 12/21/2021
n,o
21,198,092
3,100,000 0.034%, 12/27/2021
n,o
3,099,700
1,100,000 0.020%, 12/28/2021
n,o
1,099,893
600,000 0.020%, 1/5/2022
n,o
599,936
Federal National Mortgage
Association Discount Notes
100,000 0.035%, 11/10/2021
n,o
99,996
Thrivent Core Short-Term Reserve
Fund
109,826,850 0.120% 1,098,268,495
U.S. Treasury Bills
3,000,000 0.050%, 11/2/2021
n,p
2,999,844
1,000,000 0.047%, 11/4/2021
n,p
999,929
2,000,000 0.046%, 11/12/2021
n,p
1,999,883
12,400,000 0.045%, 11/18/2021
n,q
12,399,525
700,000 0.022%, 12/16/2021
n,q
699,947
Total Short-Term Investments
(cost $1,226,238,698) 1,226,360,245
Total Investments (cost
$9,791,138,878) 106.8% $12,156,058,702
Other Assets and Liabilities, Net
(6.8%) (778,749,235)
Total Net Assets 100.0% $11,377,309,467
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

b Denotes variable rate securities. The rate shown is as of
September 30, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of September 30, 2021.
g All or a portion of the security is on loan.
h Non-income producing security.
i Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2021, the value of these investments was $483,868,835 or
4.3% of total net assets.
j Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 30, 2021.
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m All or a portion of the security was earmarked to cover
written options.
n The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p At September 30, 2021, $4,112,768 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
q All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderate Allocation Portfolio as of September 30, 2021
was $1,204,203 or 0.01% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of September 30, 2021.
Security
Acquisition
Date Cost
Upstart Securitization Trust,
11/20/2030 10/1/2020 $ 1,198,285
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation
Portfolio as of September 30, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 8,548,903
Common Stock 41,729,245
Total lending $50,278,148
Gross amount payable upon return of
collateral for securities loaned $51,963,870
Net amounts due to counterparty $1,685,722
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2021, in valuing Moderate Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 9,138,812 – 6,583,965 2,554,847
Capital Goods 26,229,568 – 22,777,636 3,451,932
Communications Services 28,561,411 – 27,628,749 932,662
Consumer Cyclical 23,849,658 – 23,849,658 –
Consumer Non-Cyclical 29,397,665 – 29,397,665 –
Energy 3,294,352 – 3,294,352 –
Financials 6,975,000 – 6,975,000 –
Technology 18,107,519 – 18,107,519 –
Transportation 8,594,708 – 8,594,708 –
Utilities 5,053,114 – 4,099,298 953,816
Registered Investment Companies
Unaffiliated 90,491,997 90,491,997 – –
Affiliated 3,997,584,337 3,997,584,337 – –
Common Stock
Communications Services 265,350,087 265,176,572 173,515 –
Consumer Discretionary 427,207,935 427,207,935 – –
Consumer Staples 84,463,132 84,463,132 – –
Energy 81,804,485 81,804,485 – –
Financials 446,502,969 441,141,287 5,361,682 –
Health Care 455,702,251 455,702,251 – –
Industrials 443,562,381 441,153,836 2,408,545 –
Information Technology 878,768,638 874,129,892 4,638,746 –
Materials 95,395,504 94,099,399 1,296,096 9
Real Estate 149,411,323 149,411,323 – –
Utilities 55,212,325 55,212,325 – –
Long-Term Fixed Income
Asset-Backed Securities 184,799,907 – 184,799,907 –
Basic Materials 26,179,357 – 26,179,357 –
Capital Goods 43,304,911 – 43,304,911 –
Collateralized Mortgage Obligations 133,770,170 – 133,770,170 –
Commercial Mortgage-Backed Securities 21,828,518 – 21,828,518 –
Communications Services 73,316,098 – 73,316,098 –
Consumer Cyclical 75,000,446 – 75,000,446 –
Consumer Non-Cyclical 85,828,962 – 85,828,962 –
Energy 60,095,568 – 60,095,568 –
Financials 156,940,353 – 156,940,353 –
Mortgage-Backed Securities 705,587,273 – 705,587,273 –
Technology 50,883,931 – 50,883,931 –
Transportation 13,071,845 – 13,071,845 –
U.S. Government & Agencies 910,821,213 – 910,821,213 –
Utilities 47,207,567 – 47,207,567 –
Short-Term Investments 128,091,750 – 128,091,750 –
Subtotal Investments in Securities $10,347,387,040 $7,457,578,771 $2,881,915,003 $7,893,266
Other Investments  * Total
Affiliated Registered Investment Companies 658,439,297
Affiliated Short-Term Investments 1,098,268,495
Collateral Held for Securities Loaned 51,963,870
Subtotal Other Investments $1,808,671,662
Total Investments at Value $12,156,058,702
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
NASDAQ
-
National Association of Securities Dealers
Automated Quotations
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 40,742,389 40,742,389 – –
Total Asset Derivatives $40,742,389 $40,742,389 $– $–
Liability Derivatives
Futures Contracts 71,819,044 71,819,044 – –
Call Options Written 65,215 – – 65,215
Credit Default Swaps 649,558 – 649,558 –
Total Liability Derivatives $72,533,817 $71,819,044 $649,558 $65,215
The following table presents Moderate Allocation Portfolio's futures contracts held as of September 30, 2021. Investments and/or cash totaling
$110,418,622 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 600 December 2021 $ 80,134,446 ( $ 1,168,818)
CBOT 2-Yr. U.S. Treasury Note 774 December 2021 170,427,501 (105,171)
CBOT 5-Yr. U.S. Treasury Note 541 December 2021 66,832,094 (428,569)
CBOT U.S. Long Bond 525 December 2021 85,710,625 (2,120,781)
CME E-mini Russell 2000 Index 59 December 2021 6,606,691 (114,331)
CME E-mini S&P 500 Index 4,814 December 2021 1,079,068,861 (44,600,436)
CME E-mini S&P Mid-Cap 400 Index 21 December 2021 5,676,058 (146,338)
CME Euro Foreign Exchange Currency 2,117 December 2021 313,567,436 (6,602,436)
CME Ultra Long Term U.S. Treasury Bond 872 December 2021 172,606,977 (6,000,477)
Eurex Euro STOXX 50 Index 6,325 December 2021 304,587,293 (9,950,579)
Ultra 10-Yr. U.S. Treasury Note 203 December 2021 30,066,858 (581,108)
Total Futures Long Contracts $ 2,315,284,840 ( $ 71,819,044)
CBOT 5-Yr. U.S. Treasury Note (1,003) December 2021 ( $ 123,950,757) $ 840,340
CME E-mini NASDAQ 100 Index (626) December 2021 (194,701,337) 10,876,437
CME E-mini Russell 2000 Index (4,692) December 2021 (525,696,848) 9,389,168
CME E-mini S&P Mid-Cap 400 Index (2,337) December 2021 (632,184,845) 16,806,005
ICE mini MSCI EAFE Index (199) December 2021 (23,184,266) 627,616
ICE US mini MSCI Emerging Markets Index (697) December 2021 (45,446,129) 2,036,969
Ultra 10-Yr. U.S. Treasury Note (50) December 2021 (7,428,354) 165,854
Total Futures Short Contracts ( $ 1,552,592,536) $40,742,389
Total Futures Contracts $ 762,692,304 ($31,076,655)

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Counterparty:
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Moderate Allocation Portfolio's options contracts held as of September 30, 2021.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Unrealized
Appreciation/
(Depreciation)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (31.50) $ 101.43 October 2021 ( $ 31,528,301) ( $ 1,231) $ 205,488
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (31.50) 100.77
November
2021 (31,528,301) (63,984) 114,434
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($65,215) $319,922
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.
The following table presents Moderate Allocation Portfolio's swaps contracts held as of September 30, 2021. Investments totaling $13,099,472 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 37, 5 Year, at 5.00%, Quarterly Sell 12/20/2026 ( $ 139,050,000) $ – ( $ 649,558) ( $ 649,558)
Total Credit Default Swaps $– ($649,558) ($649,558)
1 As the buyer of protection, Moderate Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderate Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
9/30/2021
Shares Held at
9/30/2021
% of Net
Assets
9/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $261,775 $8,248 $– $254,502 26,076 2.2%
Core Emerging Markets Equity 78,541 – – 78,074 6,662 0.7
Core International Equity 57,326 – 35,799 24,991 2,289 0.2
Core Low Volatility Equity 448,746 264 180,000 300,872 21,308 2.6
Global Stock 436,493 19,914 – 495,698 32,141 4.4
High Yield 203,397 7,108 – 210,803 45,110 1.8
Income 680,517 33,065 – 677,357 62,497 6.0
International Allocation 536,533 9,179 – 591,805 53,769 5.2
International Index 60,008 548 – 64,566 4,781 0.6
Large Cap Value 712,027 39,838 – 867,812 38,933 7.6
Limited Maturity Bond 348,789 4,121 – 351,033 34,927 3.1
Mid Cap Stock 484,590 32,832 – 578,353 22,678 5.1
Small Cap Stock 134,494 5,988 – 160,158 6,675 1.4
Total Affiliated Registered Investment
Companies 4,443,236 4,656,024 40.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% 934,266 1,563,661 1,399,659 1,098,268 109,827 9.7
Total Affiliated Short-Term Investments 934,266 1,098,268 9.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 69,785 1,040,136 1,057,957 51,964 51,964 0.5
Total Collateral Held for Securities Loaned 69,785 51,964 0.5
Total Value $5,447,287 $5,806,256
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 9/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(15,521) $ – $8,248
Core Emerging Markets Equity – (466) – –
Core International Equity 898 2,566 – –
Core Low Volatility Equity 17,856 14,006 264 –
Global Stock – 39,291 15,516 4,399
High Yield – 298 – 7,103
Income – (36,225) 19,007 14,058
International Allocation – 46,093 – 9,179
International Index – 4,010 418 129
Large Cap Value – 115,947 29,650 10,188
Limited Maturity Bond – (1,877) – 4,120
Mid Cap Stock – 60,931 31,505 1,328
Small Cap Stock – 19,676 4,735 1,253
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% (74) 74 – 1,277
Total Income/Non Income Cash from Affiliated
Investments $61,282
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 131
Total Affiliated Income from Securities Loaned, Net $131
Total Value $18,680 $248,803 $ 101,095

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.7% )
a
Value
Basic Materials (0.1%)
Ball Metalpack Finco, LLC, Term
Loan
$ 217,687
4.621%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 217,235
Flexsys, Inc./Ohio, Term Loan
615,000
0.000%,  (LIBOR 1M +
5.250%), 8/12/2028
b,c,d,e
611,925
Hexion, Inc., Term Loan
300,390
3.650%,  (LIBOR 3M +
3.500%), 7/1/2026
b
300,390
INEOS US Petrochem, LLC, Term
Loan
483,788
3.250%,  (LIBOR 1M +
2.750%), 1/29/2026
b
483,788
Innophos Holdings, Inc., Term
Loan
300,425
3.834%,  (LIBOR 1M +
3.750%), 2/7/2027
b,e
300,801
Momentive Performance Materials
USA, LLC, Term Loan
330,395
3.340%,  (LIBOR 1M +
3.250%), 5/15/2024
b
329,671
Nouryon USA, LLC, Term Loan
593,548
2.832%,  (LIBOR 1M +
2.750%), 10/1/2025
b
589,245
Pixelle Specialty Solutions, LLC,
Term Loan
537,483
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
536,252
Venator Finance SARL, Term Loan
342,326
3.084%,  (LIBOR 1M +
3.000%), 8/8/2024
b
337,334
Total 3,706,641
Capital Goods (0.1%)
Bingo Industries, Ltd., Term Loan
225,000
4.000%,  (LIBOR 3M +
3.500%), 8/9/2028
b,e
224,437
Flex Acquisition Company, Inc.,
Term Loan
652,153
3.145%,  (LIBOR 3M +
3.000%), 6/29/2025
b
648,005
274,313
4.000%,  (LIBOR 3M +
3.500%), 3/2/2028
b
273,665
Gemini HDPE, LLC, Term Loan
420,148
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
420,148
GFL Environmental, Inc., Term
Loan
441,663
3.500%,  (LIBOR 3M +
3.000%), 5/31/2025
b
442,215
Graham Packaging Company,
Inc., Term Loan
452,725
3.750%,  (LIBOR 1M +
3.000%), 8/4/2027
b
452,222
Grinding Media, Inc., Term Loan
625,000
0.000%,  (LIBOR 1M +
4.000%), 9/22/2028
b,c,d,e
625,781
Groupe Solmax, Inc., Term Loan
260,000
0.000%,  (LIBOR 1M +
4.750%), 7/23/2028
b,c,d
259,459
Principal
Amount Bank Loans (0.7%)
a
Value
Capital Goods (0.1%) - continued
Hyperion Materials &
Technologies, Inc., Term Loan
$ 375,000
5.000%,  (LIBOR 1M +
4.500%), 7/30/2028
b,e
$ 375,469
Mauser Packaging Solutions
Holding Company, Term Loan
465,281
3.334%,  (LIBOR 1M +
3.250%), 4/3/2024
b
455,320
MI Windows and Doors, Inc., Term
Loan
401,963
4.500%,  (LIBOR 1M +
3.750%), 12/18/2027
b
402,465
Pactiv Evergreen Group Holdings,
Inc., Term Loan
362,262
3.334%,  (LIBOR 1M +
3.250%), 2/5/2026
b
359,546
Quikrete Holdings Inc., Term Loan
370,000
0.000%,  (LIBOR 1M +
3.000%), 6/11/2028
b,c,d
368,661
RLG Holdings, LLC, Delayed Draw
68,354
3.131%,  (LIBOR 3M +
2.125%), 7/8/2028
b,c,d
68,397
RLG Holdings, LLC, Term Loan
270,000
5.000%,  (LIBOR 3M +
4.250%), 7/8/2028
b
270,170
TransDigm, Inc., Term Loan
1,053,990
2.334%,  (LIBOR 1M +
2.250%), 12/9/2025
b
1,040,816
TricorBraun Holdings, Inc.,
Delayed Draw
104,578
3.750%,  (LIBOR 1M +
3.250%), 3/3/2028
b,c,d
103,938
TricorBraun Holdings, Inc., Term
Loan
464,169
3.750%,  (LIBOR 1M +
3.250%), 3/3/2028
b
461,328
Trident TPI Holdings, Inc., Delayed
Draw
47,500
0.000%,  (LIBOR 1M +
4.000%), 9/17/2028
b,c,d
47,549
Trident TPI Holdings, Inc., Term
Loan
327,500
4.500%,  (LIBOR 3M +
4.000%), 9/17/2028
b,c,d
327,841
Vertiv Group Corporation, Term
Loan
1,548,300
2.833%,  (LIBOR 1M +
2.750%), 3/2/2027
b
1,537,973
Waterlogic USA Holdings, Inc.
Term Loan
335,000
0.000%,  (LIBOR 1M +
4.750%), 8/12/2028
b,c,d
334,792
Total 9,500,197
Communications Services (0.2%)
Allen Media, LLC, Delayed Draw
143,000
0.000%,  (LIBOR 1M +
5.500%), 2/10/2027
b,c,d
142,777
Allen Media, LLC, Term Loan
157,000
0.000%,  (LIBOR 1M +
5.500%), 2/10/2027
b,c,d
156,755
Altice France SA, Term Loan
296,825
2.879%,  (LIBOR 3M +
2.750%), 7/31/2025
b
291,755

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.7%)
a
Value
Communications Services (0.2%) - continued
Cablevision Lightpath, LLC, Term
Loan
$ 426,775
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
$ 427,095
CCI Buyer, Inc., Term Loan
114,425
4.500%,  (LIBOR 3M +
4.000%), 12/17/2027
b
114,735
CommScope, Inc., Term Loan
572,695
3.334%,  (LIBOR 1M +
3.250%), 4/4/2026
b
569,236
DIRECTV Financing, LLC, Term
Loan
695,000
5.750%,  (LIBOR 3M +
5.000%), 8/2/2027
b
695,216
E.W. Scripps Company, Term Loan
364,350
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
364,857
Entercom Media Corporation, Term
Loan
409,508
2.585%,  (LIBOR 1M +
2.500%), 11/17/2024
b
403,112
iHeartCommunications, Inc., Term
Loan
315,709
3.084%,  (LIBOR 1M +
3.000%), 5/1/2026
b
313,275
Indy US Bidco, LLC, Term Loan
398,000
4.084%,  (LIBOR 1M +
4.000%), 3/5/2028
b
398,712
Meredith Corporation, Term Loan
371,241
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
378,665
Metronet Systems Holdings, LLC,
Term Loan
415,624
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b
415,936
NEP Group, Inc., Term Loan
700,200
3.334%,  (LIBOR 1M +
3.250%), 10/20/2025
b
672,773
70,000
7.084%,  (LIBOR 1M +
7.000%), 10/19/2026
b
66,850
Nexstar Media, Inc., Term Loan
687,053
2.586%,  (LIBOR 1M +
2.500%), 9/19/2026
b
686,023
ORBCOMM, Inc., Term Loan
330,000
5.000%,  (LIBOR 3M +
4.250%), 9/1/2028
b
329,449
Peraton Corporation, Term Loan
587,050
4.500%,  (LIBOR 1M +
3.750%), 2/1/2028
b
587,144
Radiate Holdco, LLC, Term Loan
1,012,350
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
1,010,892
Terrier Media Buyer, Inc., Term
Loan
590,538
3.584%,  (LIBOR 1M +
3.500%), 12/17/2026
b
589,061
Univision Communications, Inc.,
Term Loan
305,000
0.000%,  (LIBOR 1M +
3.250%), 5/21/2028
b,c,d
304,292
Voyage Australia Property, Ltd.,
Term Loan
310,000
4.000%,  (LIBOR 3M +
3.500%), 6/18/2028
b
309,613
Principal
Amount Bank Loans (0.7%)
a
Value
Communications Services (0.2%) - continued
WideOpenWest Finance, LLC,
Term Loan
$ 381,410
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
$ 381,250
Xplornet Communications, Inc.,
Term Loan
439,561
4.837%,  (LIBOR 1M +
4.750%), 6/10/2027
b
439,012
330,000
0.000%,  (LIBOR 1M +
4.000%), 9/30/2028
b,c,d,e
329,175
290,000
0.000%,  (LIBOR 1M +
7.000%), 9/30/2029
b,c,d
287,100
Total 10,664,760
Consumer Cyclical (0.1%)
ACProducts Holdings, Inc., Term
Loan
179,550
4.750%,  (LIBOR 3M +
4.250%), 5/17/2028
b
179,133
AI Aqua Merger Sub, Inc., Delayed
Draw
41,875
0.000%,  (LIBOR 1M +
4.000%), 7/30/2028
b,c,d
41,990
AI Aqua Merger Sub, Inc., Term
Loan
335,000
4.500%,  (LIBOR 1M +
4.000%), 7/30/2028
b
335,921
American Trailer World
Corporation, Term Loan
374,063
4.500%,  (LIBOR 1M +
3.750%), 3/5/2028
b
372,099
Caesars Resort Collection, LLC,
Term Loan
275,000
0.000%,  (LIBOR 1M +
3.500%), 7/20/2025
b,c,d
275,099
Carnival Corporation, Term Loan
303,463
3.750%,  (LIBOR 3M +
3.000%), 6/30/2025
b
301,473
Cengage Learning, Inc., Term
Loan
610,000
5.750%,  (LIBOR 3M +
4.750%), 7/14/2026
b
613,538
CP Atlas Buyer, Inc., Term Loan
373,125
4.250%,  (LIBOR 3M +
3.750%), 11/23/2027
b
371,726
Golden Entertainment, Inc., Term
Loan
818,437
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
815,368
Golden Nugget, LLC, Term Loan
299,044
3.250%,  (LIBOR 3M +
2.500%), 10/4/2023
b
297,468
LCPR Loan Financing, LLC, Term
Loan
390,000
3.834%,  (LIBOR 1M +
3.750%), 10/15/2028
b
390,000
Michaels Companies, Inc., Term
Loan
598,500
5.000%,  (LIBOR 3M +
4.250%), 4/15/2028
b
598,769
Penn National Gaming, Inc., Term
Loan
326,482
3.000%,  (LIBOR 1M +
2.250%), 10/15/2025
b
325,848

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.7%)
a
Value
Consumer Cyclical (0.1%) - continued
Raptor Acquisition Corporation,
Term Loan
$ 205,000
4.750%,  (LIBOR 3M +
4.000%), 11/1/2026
b
$ 205,564
Scientific Games International,
Inc., Term Loan
1,788,167
2.834%,  (LIBOR 1M +
2.750%), 8/14/2024
b
1,779,459
Staples, Inc., Term Loan
97,503
4.626%,  (LIBOR 3M +
4.500%), 9/12/2024
b
94,684
325,452
5.126%,  (LIBOR 3M +
5.000%), 4/12/2026
b
309,772
Tenneco, Inc., Term Loan
425,412
3.084%,  (LIBOR 1M +
3.000%), 10/1/2025
b
421,248
Truck Hero, Inc., Term Loan
104,475
4.000%,  (LIBOR 1M +
3.250%), 2/24/2028
b
104,192
Wyndham Hotels & Resorts, Inc.,
Term Loan
300,700
1.834%,  (LIBOR 1M +
1.750%), 5/30/2025
b
298,493
Total 8,131,844
Consumer Non-Cyclical (0.1%)
Adient US, LLC, Term Loan
159,600
3.584%,  (LIBOR 1M +
3.500%), 4/8/2028
b
159,533
Bausch Health Americas, Inc.,
Term Loan
611,946
3.084%,  (LIBOR 1M +
3.000%), 6/1/2025
b
611,028
Bellring Brands, LLC, Term Loan
407,464
4.750%,  (LIBOR 1M +
4.000%), 10/21/2024
b
408,890
Blue Ribbon, LLC, Term Loan
414,750
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b
406,455
Chobani, LLC, Term Loan
222,750
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
223,069
City Brewing Company, LLC, Term
Loan
240,000
4.250%,  (LIBOR 3M +
3.500%), 4/5/2028
b
237,499
CNT Holdings I Corporation, Term
Loan
288,550
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
288,732
80,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b
81,200
Endo Luxembourg Finance
Company I Sarl, Term Loan
691,525
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
b
675,004
Gainwell Acquisition Corporation,
Term Loan
786,040
4.750%,  (LIBOR 3M +
4.000%), 10/1/2027
b
787,188
Global Medical Response, Inc.,
Term Loan
52,938
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
53,096
Principal
Amount Bank Loans (0.7%)
a
Value
Consumer Non-Cyclical (0.1%) - continued
$ 1,565,000
0.000%,  (LIBOR 1M +
4.250%), 10/2/2025
b,c,d
$ 1,569,695
1,384,538
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
1,388,691
Herens US Holdco Corporation,
Term Loan
568,575
4.123%,  (LIBOR 2M +
4.000%), 7/2/2028
b
570,099
Mamba Purchaser, Inc., Term Loan
60,000
0.000%,  (LIBOR 1M +
6.500%), 9/29/2029
b,c,d
60,000
Ortho-Clinical Diagnostics SA,
Term Loan
772,166
3.083%,  (LIBOR 1M +
3.000%), 6/30/2025
b
771,201
Petco Health & Wellness
Company, Inc., Term Loan
507,450
4.000%,  (LIBOR 2M +
3.250%), 3/4/2028
b
507,267
PetSmart, LLC, Term Loan
720,000
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
721,030
Precision Medicine Group, LLC,
Delayed Draw
59,423
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,c,d
59,398
Precision Medicine Group, LLC,
Term Loan
452,160
3.750%,  (LIBOR 3M +
3.000%), 11/20/2027
b
451,970
Sotera Health Holdings, LLC, Term
Loan
291,000
3.250%,  (LIBOR 1M +
2.750%), 12/13/2026
b
290,031
Total 10,321,076
Energy (<0.1%)
Calpine Corporation, Term Loan
550,837
2.590%,  (LIBOR 1M +
2.500%), 12/16/2027
b
549,367
Energizer Holdings, Inc., Term
Loan
134,325
2.750%,  (LIBOR 1M +
2.250%), 12/22/2027
b
134,157
GIP II Blue Holding LP, Term Loan
470,000
0.000%,  (LIBOR 3M +
4.500%), 9/22/2028
b,c,d
469,121
Lealand Finance Company BV,
Term Loan
122,725
0.000%,PIK 3.000%, (LIBOR
1M + 4.000%), 6/30/2025
b,f
54,735
Total 1,207,380
Financials (<0.1%)
Asurion, LLC, Term Loan
610,387
3.334%,  (LIBOR 1M +
3.250%), 12/23/2026
b
601,012
224,041
3.334%,  (LIBOR 1M +
3.250%), 7/31/2027
b
220,624
400,000
5.334%,  (LIBOR 1M +
5.250%), 2/3/2028
b
398,584
320,000
5.331%,  (LIBOR 1M +
5.250%), 1/15/2029
b
318,320

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.7%)
a
Value
Financials (<0.1%) - continued
Digicel International Finance, Ltd.,
Term Loan
$ 456,653
3.430%,  (LIBOR 3M +
3.250%), 5/27/2024
b
$ 440,387
Tiger Acquisition, LLC, Term Loan
200,000
3.750%,  (LIBOR 3M +
3.250%), 6/1/2028
b
199,188
Tronox Finance, LLC, Term Loan
318,462
2.366%,  (LIBOR 1M +
2.250%), 3/11/2028
b
317,013
Total 2,495,128
Technology (0.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
470,825
3.629%,  (LIBOR 3M +
3.500%), 8/21/2026
b
460,659
Crown Subsea Communications
Holding, Inc., Term Loan
472,808
5.750%,  (LIBOR 1M +
5.000%), 4/27/2027
b
475,565
Gogo Intermediate Holdings, LLC,
Term Loan
518,700
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
519,130
Gridiron Fiber Corporation, Term
Loan
225,000
0.000%,  (LIBOR 1M +
4.500%), 8/23/2028
b,c,d
218,392
Lummus Technology Holdings V,
LLC, Term Loan
1,027,779
3.584%,  (LIBOR 1M +
3.500%), 6/30/2027
b
1,025,641
Prime Security Services Borrower,
LLC, Term Loan
1,343,250
3.500%,  (LIBOR 1M +
2.750%), 9/23/2026
b
1,341,262
Rackspace Technology Global,
Inc., Term Loan
865,650
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
859,062
Redstone Holdco 2 LP, Term Loan
301,067
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b
295,799
171,666
8.500%,  (LIBOR 3M +
7.750%), 8/6/2029
b
166,945
SS&C Technologies, Inc., Term
Loan
49,979
1.834%,  (LIBOR 1M +
1.750%), 4/16/2025
b
49,436
40,220
1.834%,  (LIBOR 1M +
1.750%), 4/16/2025
b
39,783
Verscend Holding Corporation,
Term Loan
200,000
4.084%,  (LIBOR 1M +
4.000%), 8/27/2025
b
200,166
Zayo Group Holdings, Inc., Term
Loan
932,974
3.084%,  (LIBOR 1M +
3.000%), 3/9/2027
b
924,269
Total 6,576,109
Principal
Amount Bank Loans (0.7%)
a
Value
Transportation (<0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
$ 1,040,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b
$ 1,074,809
Air Canada, Term Loan
213,000
4.250%,  (LIBOR 3M +
3.500%), 8/11/2028
b
213,709
Genesee & Wyoming, Inc., Term
Loan
600,850
2.132%,  (LIBOR 3M +
2.000%), 12/30/2026
b
596,890
Hertz Corporation, Term Loan
164,588
4.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b
164,614
31,096
4.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b
31,101
Mileage Plus Holdings, LLC, Term
Loan
335,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
355,730
SkyMiles IP, Ltd., Term Loan
130,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
138,182
United Airlines, Inc., Term Loan
308,450
4.500%,  (LIBOR 3M +
3.750%), 4/21/2028
b
310,344
Total 2,885,379
Utilities (<0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
104,952
2.375%,  (LIBOR 1M +
2.250%), 9/24/2026
b
104,952
CQP Holdco LP, Term Loan
733,163
4.250%,  (LIBOR 1M +
3.750%), 6/4/2028
b
730,721
EnergySolutions, LLC, Term Loan
298,814
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b,e
298,067
Exgen Renewables IV, LLC, Term
Loan
185,000
3.500%,  (LIBOR 3M +
2.500%), 12/15/2027
b
184,769
Osmose Utilities Services, Inc.,
Term Loan
130,000
3.750%,  (LIBOR 1M +
3.250%), 6/17/2028
b
129,432
PG&E Corporation, Term Loan
300,345
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
294,996
Total 1,742,937
Total Bank Loans
(cost $57,088,577) 57,231,451
Shares
Registered Investment
Companies ( 47.9% ) Value
Unaffiliated  (0.9%)
5,281 Direxion Daily S&P 500 564,961
219,450 Invesco Senior Loan ETF 4,852,039
8,000 iShares iBoxx $ Investment Grade
Corporate Bond ETF
g
1,064,240
8,705 ProShares Ultra S&P 500
g
1,043,033
1,201 ProShares UltraPro QQQ 149,609

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (47.9%) Value
Unaffiliated  (0.9%)- continued
99,784 SPDR S&P 500 ETF Trust $ 42,821,306
84,593 SPDR S&P Biotech ETF
g
10,634,186
30,580 SPDR S&P Oil & Gas Exploration
ETF
g
2,957,698
19,500 Vanguard Short-Term Corporate
Bond ETF 1,606,995
Total 65,694,067
Affiliated  (47.0%)
9,349,928 Thrivent Core Emerging Markets
Debt Fund 91,255,298
6,068,384 Thrivent Core Emerging Markets
Equity Fund 71,121,455
10,919,938 Thrivent Core International Equity
Fund 119,245,728
18,215,096 Thrivent Core Low Volatility Equity
Fund 257,197,155
34,685,954 Thrivent Global Stock Portfolio 534,944,123
14,044,545 Thrivent High Yield Portfolio 65,631,564
18,540,237 Thrivent Income Portfolio 200,944,653
55,574,435 Thrivent International Allocation
Portfolio 611,674,460
3,400,060 Thrivent International Index
Portfolio 45,913,394
27,982,848 Thrivent Large Cap Value Portfolio 623,734,878
10,526,994 Thrivent Limited Maturity Bond
Portfolio 105,800,497
27,453,263 Thrivent Mid Cap Stock Portfolio 700,137,813
6,854,734 Thrivent Small Cap Stock Portfolio 164,473,870
Total 3,592,074,888
Total Registered Investment
Companies (cost $2,687,625,714) 3,657,768,955
Shares Common Stock ( 32.6% ) Value
Communications Services (2.3%)
26,963 Alphabet, Inc., Class A
h
72,086,120
2,050 Alphabet, Inc., Class C
h
5,463,885
32,411 AMC Networks, Inc.
h
1,510,028
106,263 AT&T, Inc. 2,870,164
24,319 Audacy, Inc.
h
89,494
14,978 Cars.com, Inc.
h
189,472
26,916 Comcast Corporation 1,505,412
12,449 Discovery, Inc., Class A
g,h
315,956
5,012 DISH Network Corporation
h
217,821
4,013 E.W. Scripps Company 72,475
18,258 Electronic Arts, Inc. 2,597,200
125,423 Facebook, Inc.
h
42,567,312
5,583 Gray Television, Inc. 127,404
5,135 Hemisphere Media Group, Inc.
h
62,544
22,498 Interpublic Group of Companies,
Inc. 825,002
1,879 Liberty Global plc, Class A
h
55,994
131,623 Live Nation Entertainment, Inc.
h
11,994,804
125,382 Lumen Technologies, Inc.
g
1,553,483
49,413 Match Group, Inc.
h
7,757,347
4,159 Nexstar Broadcasting Group, Inc. 632,002
21,023 Omnicom Group, Inc. 1,523,327
175,804 QuinStreet, Inc.
h
3,087,118
15,179 RingCentral, Inc.
h
3,301,432
5,989 Skillz, Inc.
g,h
58,812
18,726 Telephone & Data Systems, Inc. 365,157
185,743 Twitter, Inc.
h
11,217,020
1,213 United States Cellular Corporation
h
38,683
Shares Common Stock (32.6%) Value
Communications Services (2.3%) - continued
63,029 Verizon Communications, Inc. $ 3,404,196
2,621 ViacomCBS, Inc. 103,556
1,119 Walt Disney Company
h
189,301
5,129 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
h
78,217
1,854 Zillow Group, Inc.
h
164,227
39,924 ZoomInfo Technologies, Inc.
h
2,442,950
Total 178,467,915
Consumer Discretionary (4.3%)
1,771 Adient plc
h
73,408
20,215 Amazon.com, Inc.
h
66,407,084
74,018 American Axle & Manufacturing
Holdings, Inc.
h
652,099
105,299 Aptiv plc
h
15,686,392
750 AutoZone, Inc.
h
1,273,492
56,713 Bally's Corporation
h
2,843,590
8,035 Bed Bath & Beyond, Inc.
g,h
138,805
6,355 Big Lots, Inc. 275,553
9,184 BJ's Restaurants, Inc.
h
383,524
2,758 Brunswick Corporation 262,755
16,054 Burlington Stores, Inc.
h
4,552,433
39,477 Caesars Entertainment, Inc.
h
4,432,478
26,115 Carvana Company
h
7,874,717
58,897 Cedar Fair, LP
h
2,731,643
30,291 Chegg, Inc.
h
2,060,394
41,039 Chewy, Inc.
g,h
2,795,166
43,212 Chico's FAS, Inc.
h
194,022
9,149 Chipotle Mexican Grill, Inc.
h
16,628,490
34,468 Choice Hotels International, Inc. 4,355,721
954 Churchill Downs, Inc. 229,036
2,859 Cimpress plc
h
248,247
58,833 Clarus Corporation 1,507,890
224,902 Cooper-Standard Holdings, Inc.
h
4,927,603
4,365 Cracker Barrel Old Country Store,
Inc. 610,402
15,329 Crocs, Inc.
h
2,199,405
22,073 Culp, Inc. 284,300
4,989 D.R. Horton, Inc. 418,926
26,680 Dana, Inc. 593,363
9,518 Darden Restaurants, Inc. 1,441,691
2,191 Deckers Outdoor Corporation
h
789,198
3,540 Dick's Sporting Goods, Inc. 423,986
5,153 Dorman Products, Inc.
h
487,834
216,832 Duluth Holdings, Inc.
h
2,955,420
32,059 Emerald Holding, Inc.
h
139,136
569,223 Everi Holdings, Inc.
h
13,763,812
1,352 Expedia Group, Inc.
h
221,593
57,276 Farfetch, Ltd.
h
2,146,704
3,257 Fisker, Inc.
g,h
47,715
38,618 Five Below, Inc.
h
6,828,049
12,820 Foot Locker, Inc. 585,361
1,962 Fox Factory Holding Corporation
h
283,587
53,866 Gap, Inc. 1,222,758
3,983 Garmin, Ltd. 619,197
87,352 Gentex Corporation 2,880,869
8,239 Genuine Parts Company 998,814
13,506 G-III Apparel Group, Ltd.
h
382,220
13,092 Goodyear Tire & Rubber
Company
h
231,728
35,313 GoPro, Inc.
h
330,530
176 Graham Holdings Company 103,692
5,132 Grand Canyon Education, Inc.
h
451,411
1,272 Group 1 Automotive, Inc. 238,983
4,858 GrowGeneration Corporation
h
119,847

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (32.6%) Value
Consumer Discretionary (4.3%) - continued
12,472 Guess ?, Inc. $ 262,037
29,093 Hanesbrands, Inc. 499,236
9,683 Harley-Davidson, Inc. 354,495
17,999 Home Depot, Inc. 5,908,352
2,079 Jack in the Box, Inc. 202,349
6,509 KB Home 253,330
75,018 Kohl's Corporation 3,532,598
23,454 Lear Corporation 3,670,082
94,835 Leggett & Platt, Inc. 4,252,401
2,007 Libbey, Inc.
h
7,526
19,317 Lithia Motors, Inc. 6,124,262
9,678 Lowe's Companies, Inc. 1,963,279
1,072 Lululemon Athletica, Inc.
h
433,838
4,591 M.D.C. Holdings, Inc. 214,492
11,528 Macy's, Inc. 260,533
103,676 Magnite, Inc.
h
2,902,928
177 Marriott Vacations Worldwide
Corporation 27,847
11,807 McDonald's Corporation 2,846,786
56,633 Miller Industries, Inc. 1,927,787
2,425 Mohawk Industries, Inc.
h
430,195
17,625 NIKE, Inc. 2,559,679
42,160 Nordstrom, Inc.
h
1,115,132
49,782 Norwegian Cruise Line Holdings,
Ltd.
g,h
1,329,677
1,225 NVR, Inc.
h
5,872,748
44,161 Ollie's Bargain Outlet Holdings,
Inc.
h
2,662,025
29,309 Papa John's International, Inc. 3,721,950
80,857 Penn National Gaming, Inc.
h
5,858,898
68,479 Planet Fitness, Inc.
h
5,379,025
1,685 Pool Corporation 731,981
2,827 Poshmark, Inc.
h
67,170
3,544 Purple Innovation, Inc.
h
74,495
4,451 PVH Corporation
h
457,518
210,126 Qurate Retail, Inc. 2,141,184
6,433 Revolve Group, Inc.
h
397,366
340 RH
h
226,749
29,308 Ross Stores, Inc. 3,190,176
15,180 Ruth's Hospitality Group, Inc.
h
314,378
85,144 Skyline Corporation
h
5,113,749
33,040 Sleep Number Corporation
h
3,088,579
7,510 Sony Group Corporation ADR 830,456
76,182 Stoneridge, Inc.
h
1,553,351
10,319 Tapestry, Inc. 382,009
2,876 Target Corporation 657,943
89,703 Taylor Morrison Home Corporation
h
2,312,543
11,229 Tenneco, Inc.
h
160,238
33,506 Tesla, Inc.
h
25,983,233
3,433 Thor Industries, Inc. 421,435
342,728 ThredUp, Inc.
h
7,433,770
33,935 Toll Brothers, Inc. 1,876,266
6,243 TopBuild Corporation
h
1,278,629
34,899 Tri Pointe Homes, Inc.
h
733,577
38,830 TripAdvisor, Inc.
h
1,314,395
7,484 Tupperware Brands Corporation
h
158,062
9,986 Ulta Beauty, Inc.
h
3,604,147
5,013 Urban Outfitters, Inc.
h
148,836
4,282 Vail Resorts, Inc.
h
1,430,402
2,418 Wayfair, Inc.
g,h
617,823
1,120 Williams-Sonoma, Inc. 198,610
22,415 Wingstop, Inc. 3,674,491
14,286 Workhorse Group, Inc.
g,h
109,288
58,015 Wyndham Hotels & Resorts, Inc. 4,478,178
18,506 Yum! Brands, Inc. 2,263,469
Shares Common Stock (32.6%) Value
Consumer Discretionary (4.3%) - continued
55,197 Zumiez, Inc.
h
$ 2,194,633
Total 326,527,689
Consumer Staples (0.7%)
7,160 Altria Group, Inc. 325,923
122,847 BJ's Wholesale Club Holdings,
Inc.
h
6,746,757
107 Casey's General Stores, Inc. 20,164
2,980 Church & Dwight Company, Inc. 246,059
20,985 Colgate-Palmolive Company 1,586,046
9,907 Costco Wholesale Corporation 4,451,710
61,986 Coty, Inc.
h
487,210
15,992 Darling Ingredients, Inc.
h
1,149,825
199,273 e.l.f. Beauty, Inc.
h
5,788,881
6,656 Hain Celestial Group, Inc.
h
284,744
3,550 Hershey Company 600,837
3,563 Ingredion, Inc. 317,143
18,739 John B. Sanfilippo & Son, Inc. 1,531,351
2,122 Kimberly-Clark Corporation 281,038
79,119 Lamb Weston Holdings, Inc. 4,855,533
1,803 Medifast, Inc. 347,330
11,595 Molson Coors Beverage Company 537,776
27,491 Monster Beverage Corporation
h
2,442,026
2,105 PepsiCo, Inc. 316,613
52,519 Philip Morris International, Inc. 4,978,276
228,313 Primo Water Corporation 3,589,080
18,459 Procter & Gamble Company 2,580,568
2,576 Seneca Foods Corporation
h
124,215
35,617 Sprouts Farmers Markets, Inc.
h
825,246
4,722 Sysco Corporation 370,677
184,911 Turning Point Brands, Inc. 8,829,500
7,747 US Foods Holding Corporation
h
268,511
9,857 Wal-Mart Stores, Inc. 1,373,869
Total 55,256,908
Energy (0.6%)
76,778 Antero Midstream Corporation 800,027
71,089 Antero Resources Corporation
h
1,337,184
169,371 APA Corporation 3,629,621
80,537 Archrock, Inc. 664,430
2,121 Bonanza Creek Energy, Inc. 101,596
16,834 BP plc ADR 460,073
1,369 Callon Petroleum Company
h
67,191
109,383 Centennial Resource
Development, Inc.
h
732,866
24,918 ChampionX Corporation
h
557,167
7,577 Chevron Corporation 768,687
25,444 CNX Resources Corporation
h
321,103
9,688 ConocoPhillips 656,556
31,283 Continental Resources, Inc.
g
1,443,710
19,765 Core Laboratories NV 548,479
130,440 Devon Energy Corporation 4,631,924
29,705 Diamondback Energy, Inc. 2,812,172
2,124 DT Midstream, Inc. 98,214
64,300 EnLink Midstream, LLC 438,526
18,307 Enterprise Products Partners, LP 396,163
20,437 EOG Resources, Inc. 1,640,478
14,190 Equitrans Midstream Corporation 143,887
17,774 Exterran Corporation
h
78,917
11,331 Exxon Mobil Corporation 666,489
52,583 Halliburton Company 1,136,844
29,727 Helix Energy Solutions Group, Inc.
h
115,341
144,691 Helmerich & Payne, Inc. 3,965,980
21,084 HollyFrontier Corporation 698,513
44,780 Kinder Morgan, Inc. 749,169

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (32.6%) Value
Energy (0.6%) - continued
31,279 Kosmos Energy, Ltd.
h
$ 92,586
7,010 Magnolia Oil & Gas Corporation 124,708
236,924 Marathon Oil Corporation 3,238,751
6,118 Marathon Petroleum Corporation 378,154
28,772 Matador Resources Company 1,094,487
118,347 Nine Energy Service, Inc.
h
216,575
5,198 Northern Oil and Gas, Inc. 111,237
95,266 NOV, Inc.
h
1,248,937
724 Oceaneering International, Inc.
h
9,644
38,731 PBF Energy, Inc.
h
502,341
27,333 Peabody Energy Corporation
h
404,255
2,425 Penn Virginia Corporation
h
64,675
6,076 Pioneer Natural Resources
Company 1,011,715
14,903 Plains GP Holdings, LP 160,580
69,632 ProPetro Holding Corporation
h
602,317
30,076 RPC, Inc.
h
146,169
32,547 Schlumberger, Ltd. 964,693
57,658 SM Energy Company 1,521,018
316,756 Southwestern Energy Company
h
1,754,828
68,429 Talos Energy, Inc.
h
942,267
12,481 Targa Resources Corporation 614,190
243,570 TechnipFMC plc
h
1,834,082
306 Texas Pacific Land Corporation 370,064
174,601 Transocean, Ltd.
h
661,738
2,295 Valero Energy Corporation 161,958
6,718 World Fuel Services Corporation 225,859
Total 48,119,135
Financials (4.0%)
118,801 Air Lease Corporation 4,673,631
3,993 Alleghany Corporation
h
2,493,269
2,092 Allegiance Bancshares, Inc. 79,810
7,709 Ally Financial, Inc. 393,544
29,562 American Equity Investment Life
Holding Company 874,148
66,470 American Express Company 11,135,719
16,254 American Financial Group, Inc. 2,045,241
2,932 Ameriprise Financial, Inc. 774,400
48,547 Ameris Bancorp 2,518,618
37,631 Annaly Capital Management, Inc. 316,853
44,305 Apollo Commercial Real Estate
Finance, Inc. 657,043
81,022 Arch Capital Group, Ltd.
h
3,093,420
1,664 Argo Group International Holdings,
Ltd. 86,894
20,301 Arthur J. Gallagher & Company 3,017,744
11,696 Artisan Partners Asset
Management, Inc. 572,168
79,203 Assured Guaranty, Ltd. 3,707,492
10,368 BancorpSouth Bank 308,759
51,383 Bank of America Corporation 2,181,208
1,105 Bank of Marin Bancorp 41,714
61,622 Bank of N.T. Butterfield & Son, Ltd. 2,188,197
26,591 Bank of New York Mellon
Corporation 1,378,477
21,910 BankFinancial Corporation 251,527
30,972 Banner Corporation 1,709,964
12,939 Berkshire Hathaway, Inc.
h
3,531,571
5,911 BlackRock, Inc. 4,957,319
9,633 Blackstone Mortgage Trust, Inc. 292,073
144,884 Bridgewater Bancshares, Inc.
h
2,536,919
21,591 Brighthouse Financial, Inc.
h
976,561
6,555 BrightSpire Capital, Inc. 61,551
17,275 Brookline Bancorp, Inc. 263,617
Shares Common Stock (32.6%) Value
Financials (4.0%) - continued
8,344 Brown & Brown, Inc. $ 462,675
117,558 Byline Bancorp, Inc. 2,887,224
3,386 Capital One Financial Corporation 548,430
4,021 Cboe Global Markets, Inc. 498,041
43,511 Central Pacific Financial
Corporation 1,117,362
211,784 Charles Schwab Corporation 15,426,347
35,392 Chimera Investment Corporation 525,571
4,180 Chubb, Ltd. 725,146
10,564 Cincinnati Financial Corporation 1,206,620
60,644 Citigroup, Inc. 4,255,996
51,677 Citizens Financial Group, Inc. 2,427,785
13,617 CME Group, Inc. 2,633,255
16,044 CNO Financial Group, Inc. 377,676
94,924 Columbia Banking System, Inc. 3,606,163
7,154 Comerica, Inc. 575,897
33,825 Community Trust Bancorp, Inc. 1,424,033
57,241 Customers Bancorp, Inc.
h
2,462,508
431 Diamond Hill Investment Group,
Inc. 75,709
1,642 Dime Community Bancshares, Inc. 53,628
3,464 Discover Financial Services 425,552
8,529 East West Bancorp, Inc. 661,339
12,098 Ellington Residential Mortgage
REIT 135,014
16,486 Enova International, Inc.
h
569,591
68,831 Enterprise Financial Services
Corporation 3,116,668
21,372 Equitable Holdings, Inc. 633,466
38,420 Essent Group, Ltd. 1,690,864
6,741 Evercore, Inc. 901,069
165,081 F.N.B. Corporation 1,918,241
3,606 FactSet Research Systems, Inc. 1,423,577
1,577 Federal Agricultural Mortgage
Corporation 171,136
8,191 Federated Hermes, Inc. 266,208
25,182 Financial Institutions, Inc. 771,828
370 First American Financial
Corporation 24,809
175,207 First Bancorp 2,303,972
50,915 First Busey Corporation 1,254,036
3,442 First Commonwealth Financial
Corporation 46,914
21,151 First Financial Corporation 889,400
158,080 First Horizon Corporation 2,575,123
1,557 First Mid-Illinois Bancshares, Inc. 63,930
3,228 First of Long Island Corporation 66,497
43,888 First Republic Bank 8,465,117
8,800 Flushing Financial Corporation 198,880
47,293 Franklin Resources, Inc. 1,405,548
145,183 Fulton Financial Corporation 2,218,396
35,064 Glacier Bancorp, Inc. 1,940,792
32,633 Granite Point Mortgage Trust, Inc. 429,777
33,883 Great Southern Bancorp, Inc. 1,857,127
50,816 Hamilton Lane, Inc. 4,310,213
82,608 Hancock Whitney Corporation 3,892,489
51,093 Hanmi Financial Corporation 1,024,926
25,858 Hanover Insurance Group, Inc. 3,351,714
137,102 Heartland Financial USA, Inc. 6,591,864
4,258 Heritage Commerce Corporation 49,521
2,330 Heritage Financial Corporation 59,415
22,228 HomeStreet, Inc. 914,682
26,753 Hometrust Bancshares, Inc. 748,549
243,854 Hope Bancorp, Inc. 3,521,252
38,313 Horizon Bancorp, Inc. 696,147
21,321 Houlihan Lokey, Inc. 1,963,664

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (32.6%) Value
Financials (4.0%) - continued
55,973 Independent Bank Corporation $ 1,202,300
134,867 Invesco Mortgage Capital, Inc. 424,831
71,171 Invesco, Ltd. 1,715,933
20,435 J.P. Morgan Chase & Company 3,345,005
1,774 Jefferies Financial Group, Inc. 65,869
41,463 Kinsale Capital Group, Inc. 6,704,567
6,808 Ladder Capital Corporation 75,228
16,854 Lakeland Bancorp, Inc. 297,136
26,070 Lincoln National Corporation 1,792,313
7,735 Loews Corporation 417,149
5,096 LPL Financial Holdings, Inc. 798,849
7,299 Marsh & McLennan Companies,
Inc. 1,105,288
8,356 Mercantile Bank Corporation 267,643
984 Merchants Bancorp 38,838
136,055 MFA Financial, Inc. 621,771
20,553 Midland States Bancorp, Inc. 508,276
45,973 MidWestOne Financial Group, Inc. 1,386,546
8,066 Moody's Corporation 2,864,317
12,892 Morgan Stanley 1,254,521
9,629 MSCI, Inc. 5,857,706
21 National Western Life Group, Inc. 4,422
33,801 Navient Corporation 666,894
40,798 NMI Holdings, Inc.
h
922,443
11,852 Northern Trust Corporation 1,277,764
9,296 OceanFirst Financial Corporation 199,027
16,085 OFG Bancorp 405,664
799 Old National Bancorp 13,543
17,331 Old Second Bancorp, Inc. 226,343
41,018 PacWest Bancorp 1,858,936
842 Peapack-Gladstone Financial
Corporation 28,089
3,913 Peoples Bancorp, Inc. 123,690
80,869 Popular, Inc. 6,281,095
25,506 Premier Financial Corporation 812,111
23,275 Primerica, Inc. 3,575,738
20,968 QCR Holdings, Inc. 1,078,594
115,801 Radian Group, Inc. 2,630,999
39,045 Raymond James Financial, Inc. 3,603,073
325 Ready Capital Corporation 4,690
21,929 Reinsurance Group of America,
Inc. 2,439,821
11,642 RenaissanceRe Holdings, Ltd. 1,622,895
42,139 S&P Global, Inc. 17,904,440
102 Safety Insurance Group, Inc. 8,084
136,574 Seacoast Banking Corporation of
Florida 4,617,567
43,028 SEI Investments Company 2,551,560
14,876 Selective Insurance Group, Inc. 1,123,584
14,951 Signature Bank 4,070,858
35,962 Starwood Property Trust, Inc. 877,832
22,285 State Street Corporation 1,887,985
11,929 Synchrony Financial 583,090
114,869 Synovus Financial Corporation 5,041,600
10,328 T. Rowe Price Group, Inc. 2,031,518
8,123 Territorial Bancorp, Inc. 206,162
62,679 Texas Capital Bancshares, Inc.
h
3,761,994
25,318 TMX Group, Ltd. 2,730,290
8,706 Torchmark Corporation 775,095
4,739 Towne Bank 147,430
36,586 TPG RE Finance Trust, Inc. 452,935
13,866 TriCo Bancshares 601,784
44,983 Triumph Bancorp, Inc.
h
4,504,148
13,972 Truist Financial Corporation 819,458
22,443 TrustCo Bank Corporation NY 717,503
Shares Common Stock (32.6%) Value
Financials (4.0%) - continued
14,288 Trustmark Corporation $ 460,359
161,505 Umpqua Holdings Corporation 3,270,476
2,552 Universal Insurance Holdings, Inc. 33,278
3,433 Univest Financial Corporation 94,030
151,491 Unum Group 3,796,364
2,479 Valley National Bancorp 32,996
6,655 Washington Trust Bancorp, Inc. 352,582
22,565 Wells Fargo & Company 1,047,242
700 WesBanco, Inc. 23,856
145,505 Western Alliance Bancorp 15,833,854
47,597 Western Asset Mortgage Capital
Corporation 124,228
38,626 Wintrust Financial Corporation 3,104,372
14,240 Zions Bancorporations NA 881,314
1,361 Zurich Insurance Group AG 556,541
Total 305,505,150
Health Care (4.5%)
34,378 908 Devices, Inc.
h
1,117,973
7,248 Abbott Laboratories 856,206
5,176 AbbVie, Inc. 558,335
139,458 ACADIA Pharmaceuticals, Inc.
h
2,316,397
113,229 Adaptive Biotechnologies
Corporation
h
3,848,654
352 Align Technology, Inc.
h
234,231
1,182 Allakos, Inc.
h
125,138
10,996 Allogene Therapeutics, Inc.
h
282,597
10,198 Amedisys, Inc.
h
1,520,522
17,703 American Well Corporation
h
161,274
44,154 Amgen, Inc. 9,389,348
29,937 AMN Healthcare Services, Inc.
h
3,435,271
18,142 Anthem, Inc. 6,763,338
3,030 Arcutis Biotherapeutics, Inc.
h
72,387
19,723 Arena Pharmaceuticals, Inc.
h
1,174,505
12,864 Argenx SE ADR
h
3,884,928
29,602 Ascendis Pharma AS ADR
h
4,718,263
294 Atrion Corporation 205,065
112,184 Avantor, Inc.
h
4,588,326
82,450 Axonics Modulation Technologies,
Inc.
h
5,366,670
23,306 Baxter International, Inc. 1,874,502
4,248 Becton, Dickinson and Company 1,044,243
23,360 BioCryst Pharmaceuticals, Inc.
h
335,683
2,016 Biogen, Inc.
h
570,508
995 Bio-Rad Laboratories, Inc.
h
742,220
17,287 Bio-Techne Corporation 8,376,762
1,361 Boston Scientific Corporation
h
59,054
1,990 Bristol-Myers Squibb Company 117,748
3,456 Bruker Corporation 269,914
49,701 Centene Corporation
h
3,096,869
1,957 Cerner Corporation 138,008
9,323 Charles River Laboratories
International, Inc.
h
3,847,322
3,193 Chemed Corporation 1,485,128
3,221 Cigna Holding Company 644,715
9,617 Cooper Companies, Inc. 3,974,802
12,662 CryoLife, Inc.
h
282,236
4,950 CVS Health Corporation 420,057
36,582 Danaher Corporation 11,137,024
14,350 Dentsply Sirona, Inc. 833,017
16,176 DermTech, Inc.
g,h
519,411
27,832 Dexcom, Inc.
h
15,220,208
74,599 Edwards Lifesciences Corporation
h
8,445,353
1,801 Generation Bio Company
h
45,151
59,849 Gilead Sciences, Inc. 4,180,453

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (32.6%) Value
Health Care (4.5%) - continued
8,304 GlaxoSmithKline plc ADR $ 317,296
11,268 Global Blood Therapeutics, Inc.
h
287,109
71,080 GoodRx Holdings, Inc.
g,h
2,915,702
53,478 Guardant Health, Inc.
h
6,685,285
1,353 Haemonetics Corporation
h
95,508
53,776 Halozyme Therapeutics, Inc.
h
2,187,608
3,112 HCA Healthcare, Inc. 755,345
5,880 HealthEquity, Inc.
h
380,789
2,038 ICU Medical, Inc.
h
475,628
12,344 Illumina, Inc.
h
5,006,850
71,384 Immunocore Holdings plc ADR
h
2,646,205
18,947 InMode, Ltd.
h
3,021,099
26,981 Inspire Medical Systems, Inc.
h
6,283,335
20,993 Insulet Corporation
h
5,966,840
3,354 Integra LifeSciences Holdings
Corporation
h
229,682
14,240 Intuitive Surgical, Inc.
h
14,156,696
2,080 Invitae Corporation
g,h
59,134
116,663 Ionis Pharmaceuticals, Inc.
h
3,912,877
12,207 IQVIA Holding, Inc.
h
2,924,065
32,681 Johnson & Johnson 5,277,981
3,036 Laboratory Corporation of America
Holdings
h
854,452
290,548 Lantheus Holdings, Inc.
h
7,461,273
80,923 LHC Group, Inc.
h
12,697,628
8,632 Lineage Cell Therapeutics, Inc.
h
21,753
5,519 Masimo Corporation
h
1,494,048
38,024 Medtronic plc 4,766,308
14,630 Merck & Company, Inc. 1,098,859
1,058 Mettler-Toledo International, Inc.
h
1,457,247
4,568 Molina Healthcare, Inc.
h
1,239,344
45,417 Natera, Inc.
h
5,061,270
15,125 National HealthCare Corporation 1,058,447
8,910 Neogen Corporation
h
386,961
57,973 Nevro Corporation
h
6,746,898
62,106 Novo Nordisk AS ADR 5,962,797
15,303 NuVasive, Inc.
h
915,885
1,014 Orthofix Medical, Inc.
h
38,654
68,446 Phreesia, Inc.
h
4,223,118
16,963 Premier, Inc. 657,486
99,055 Progyny, Inc.
h
5,547,080
77,099 Pulmonx Corporation
h
2,774,022
7,933 Reata Pharmaceuticals, Inc.
h
798,139
1,050 Regeneron Pharmaceuticals, Inc.
h
635,439
30,471 Repligen Corporation
h
8,805,814
8,277 Rubius Therapeutics, Inc.
h
147,993
20,906 Sarepta Therapeutics, Inc.
h
1,933,387
89,271 Silk Road Medical, Inc.
h
4,912,583
19,858 Stryker Corporation 5,236,952
66,793 Syneos Health, Inc.
h
5,843,052
62,501 Tactile Systems Technology, Inc.
h
2,778,169
41,662 Teladoc Health, Inc.
h
5,283,158
13,403 Teleflex, Inc. 5,046,900
4,924 Tenet Healthcare Corporation
h
327,151
27,502 Thermo Fisher Scientific, Inc. 15,712,718
51,313 Tilray, Inc.
g,h
579,324
55,473 Travere Therapeutics, Inc.
h
1,345,220
2,072 U.S. Physical Therapy, Inc. 229,163
10,942 UnitedHealth Group, Inc. 4,275,477
897 Universal Health Services, Inc. 124,118
1,621 Vaxcyte, Inc.
h
41,125
34,306 Veeva Systems, Inc.
h
9,885,960
3,981 Viatris, Inc. 53,943
269,936 Viemed Healthcare, Inc.
h
1,498,145
63,980 Vor BioPharma, Inc.
g,h
1,003,206
Shares Common Stock (32.6%) Value
Health Care (4.5%) - continued
14,611 VYNE Therapeutics, Inc.
h
$ 20,309
1,274 Waters Corporation
h
455,200
3,772 Zimmer Biomet Holdings, Inc. 552,070
96,080 Zoetis, Inc. 18,652,971
71,924 Zymeworks, Inc.
h
2,088,673
Total 344,594,739
Industrials (4.6%)
13,955 A.O. Smith Corporation 852,232
2,860 Advanced Drainage Systems, Inc. 309,366
13,975 AECOM
h
882,521
2,658 Allegion plc 351,334
92,172 Altra Industrial Motion Corporation 5,101,720
30,957 AMETEK, Inc. 3,838,978
3,359 Armstrong World Industries, Inc. 320,684
108,898 ASGN, Inc.
h
12,320,720
1,646 Avis Budget Group, Inc.
h
191,775
30,176 AZZ, Inc. 1,605,363
3,313 Babcock & Wilcox Enterprises,
Inc.
h
21,236
157,221 Badger Infrastructure Solution 4,201,745
17,458 Bloom Energy Corporation
h
326,814
756 Boeing Company
h
166,275
24,940 Carlisle Companies, Inc. 4,957,823
1,566 Caterpillar, Inc. 300,625
41,071 CBIZ, Inc.
h
1,328,236
48,765 Chart Industries, Inc.
h
9,319,479
934 CRA International, Inc. 92,784
83,890 Crane Company 7,953,611
20,554 CSW Industrials, Inc. 2,624,746
15,346 CSX Corporation 456,390
5,930 Cummins, Inc. 1,331,641
61,052 Curtiss-Wright Corporation 7,703,541
16,903 Delta Air Lines, Inc.
h
720,237
71,142 Desktop Metal, Inc.
g,h
510,088
3,832 Douglas Dynamics, Inc. 139,102
8,705 Dover Corporation 1,353,627
98,486 Driven Brands Holdings, Inc.
h
2,845,261
12,926 Dun & Bradstreet Holdings, Inc.
h
217,286
14,331 Eaton Corporation plc 2,139,762
20,926 EMCOR Group, Inc. 2,414,442
22,053 Emerson Electric Company 2,077,393
3,675 Expeditors International of
Washington, Inc. 437,803
33,578 Fastenal Company 1,732,961
197,179 First Advantage Corporation
h
3,756,260
18,726 Flowserve Corporation 649,230
25,228 Forrester Research, Inc.
h
1,242,731
69,951 Forward Air Corporation 5,807,332
7,489 GATX Corporation 670,715
15,754 Generac Holdings, Inc.
h
6,438,187
14,969 General Dynamics Corporation 2,934,373
7,920 Gorman-Rupp Company 283,615
84,206 GrafTech International, Ltd. 869,006
787 GXO Logistics, Inc.
h
61,732
1,673 Harsco Corporation
h
28,357
43,964 Helios Technologies, Inc. 3,609,884
26,275 Honeywell International, Inc. 5,577,657
166,210 Howmet Aerospace, Inc. 5,185,752
23,798 Hubbell, Inc. 4,299,585
3,671 ICF International, Inc. 327,784
29,766 IDEX Corporation 6,160,074
16,385 Illinois Tool Works, Inc. 3,385,633
6,550 ITT Corporation 562,252
658 JB Hunt Transport Services, Inc. 110,031

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (32.6%) Value
Industrials (4.6%) - continued
2,189 JetBlue Airways Corporation
h
$ 33,470
1,441 John Bean Technologies
Corporation 202,533
13,312 Johnson Controls International plc 906,281
673 Kansas City Southern 182,141
9,179 L3Harris Technologies, Inc. 2,021,583
22,575 Landstar System, Inc. 3,562,786
3,258 Lennox International, Inc. 958,406
93,927 Lincoln Electric Holdings, Inc. 12,096,858
6,387 Linde plc 1,873,818
28,905 Lockheed Martin Corporation 9,975,115
52,365 Manpower, Inc. 5,670,082
2,226 Masonite International
Corporation
h
236,245
46,518 Mercury Systems, Inc.
h
2,205,884
312,120 Meritor, Inc.
h
6,651,277
82,995 Middleby Corporation
h
14,151,477
17,632 MSC Industrial Direct Company,
Inc. 1,413,910
72,202 NAPCO Security Technologies,
Inc.
h
3,110,462
16,806 Nikola Corporation
g,h
179,320
2,558 Nordson Corporation 609,188
44,959 Norfolk Southern Corporation 10,756,441
7,007 Northrop Grumman Corporation 2,523,571
8,726 NOW, Inc.
h
66,754
4,318 Nutrien, Ltd. 279,936
15,155 nVent Electric plc 489,961
9,628 Old Dominion Freight Line, Inc. 2,753,415
7,927 Parker-Hannifin Corporation 2,216,548
44,817 Pitney Bowes, Inc. 323,131
8,313 Quad/Graphics, Inc.
h
35,330
3,184 Quanta Services, Inc. 362,403
166,096 Ranpak Holdings Corporation
h
4,454,695
6,341 Raytheon Technologies
Corporation 545,072
19,987 RBC Bearings, Inc.
h
4,241,241
105,980 Regal-Beloit Corporation 15,933,033
841 Robert Half International, Inc. 84,377
103,250 Rush Enterprises, Inc. 4,662,770
1,750 Ryder System, Inc. 144,742
15,401 Saia, Inc.
h
3,665,900
30,130 Simpson Manufacturing Company,
Inc. 3,223,006
7,984 SkyWest, Inc.
h
393,931
21,005 Smith & Wesson Brands, Inc. 436,064
3,634 Snap-On, Inc. 759,324
5,251 Southwest Airlines Company
h
270,059
37,458 Standex International Corporation 3,704,971
6,547 Stanley Black & Decker, Inc. 1,147,755
208,235 Summit Materials, Inc.
h
6,657,273
178,935 Sun Country Airlines Holdings,
Inc.
h
6,001,480
2,404 Sunrun, Inc.
h
105,776
9,032 Technip Energies NV ADR
h
141,531
3,731 Teledyne Technologies, Inc.
h
1,602,763
3,078 Tetra Tech, Inc. 459,668
5,531 Thermon Group Holdings, Inc.
h
95,742
12,628 Timken Company 826,124
7,924 Toro Company 771,877
6,208 Trane Technologies plc 1,071,811
59,143 TransUnion 6,642,350
28,212 Trex Company, Inc.
h
2,875,649
33,821 TriMas Corporation
h
1,094,448
24,430 Tutor Perini Corporation 317,101
313,569 Uber Technologies, Inc.
h
14,047,891
Shares Common Stock (32.6%) Value
Industrials (4.6%) - continued
3,530 UniFirst Corporation $ 750,549
27,457 Union Pacific Corporation 5,381,847
7,288 United Airlines Holdings, Inc.
h
346,690
5,584 United Parcel Service, Inc. 1,016,846
22,628 United Rentals, Inc.
h
7,940,844
142,553 US Ecology, Inc.
h
4,611,590
12,108 Valmont Industries, Inc. 2,846,833
29,891 Vicor Corporation
h
4,010,177
5,169 Waste Connections, Inc. 650,932
2,179 Waste Management, Inc. 325,455
7,967 Watsco, Inc. 2,108,228
1,446 Watts Water Technologies, Inc. 243,058
11,088 Werner Enterprises, Inc. 490,866
42,148 WESCO International, Inc.
h
4,860,507
53,919 Willdan Group, Inc.
h
1,918,977
235,169 WillScot Mobile Mini Holdings
Corporation
h
7,459,561
5,629 Woodward, Inc. 637,203
5,180 Xylem, Inc. 640,662
Total 351,575,366
Information Technology (8.7%)
11,895 Accenture plc 3,805,448
43,493 Adobe, Inc.
h
25,039,790
19,954 Advanced Energy Industries, Inc. 1,750,963
6,162 Advanced Micro Devices, Inc.
h
634,070
59,312 Agilysys, Inc.
h
3,105,576
6,083 Alliance Data Systems Corporation 613,714
4,627 Alteryx, Inc.
h
338,234
95,738 Amphenol Corporation 7,010,894
123,991 Anaplan, Inc.
h
7,549,812
1,372 ANSYS, Inc.
h
467,097
522,335 Apple, Inc. 73,910,402
40,169 AppLovin Corporation
g,h
2,907,031
7,790 Aspen Technology, Inc.
h
956,612
3,286 Automatic Data Processing, Inc. 656,937
37,431 Avalara, Inc.
h
6,541,816
40,612 Axcelis Technologies, Inc.
h
1,909,982
85,876 Bandwidth, Inc.
h
7,752,885
8,007 Benchmark Electronics, Inc. 213,867
94,392 BigCommerce Holdings, Inc.
h
4,780,011
30,599 Bill.com Holdings, Inc.
h
8,168,403
1,888 Broadridge Financial Solutions,
Inc. 314,616
104,804 Calix, Inc.
h
5,180,462
10,472 CDK Global, Inc. 445,584
6,699 CDW Corporation 1,219,352
40,135 Ciena Corporation
h
2,060,932
42,690 Cisco Systems, Inc. 2,323,617
76,076 Cognex Corporation 6,102,817
41,883 Computer Services, Inc. 2,471,097
1,145 Concentrix Corporation
h
202,665
18,611 Coupa Software, Inc.
h
4,079,159
3,744 CTS Corporation 115,727
46,533 Descartes Systems Group, Inc.
h
3,781,272
17,200 Diebold Nixdorf, Inc.
h
173,892
4,251 Digital Turbine, Inc.
h
292,256
18,416 DocuSign, Inc.
h
4,740,831
102,763 Dolby Laboratories, Inc. 9,043,144
17,659 Dropbox, Inc.
h
515,996
19,702 DXC Technology Company
h
662,184
25,722 Elastic NV
h
3,832,321
21,689 Endava plc ADR
h
2,946,451
3,595 Enphase Energy, Inc.
h
539,142
7,435 EPAM Systems, Inc.
h
4,241,519

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (32.6%) Value
Information Technology (8.7%) - continued
8,367 ePlus, Inc.
h
$ 858,538
1,174 ExlService Holdings, Inc.
h
144,543
4,752 eXp World Holdings, Inc. 188,987
7,224 F5 Networks, Inc.
h
1,435,987
3,011 Fair Isaac Corporation
h
1,198,167
28,722 Five9, Inc.
h
4,588,052
10,356 FleetCor Technologies, Inc.
h
2,705,712
200,486 Gilat Satellite Networks, Ltd. 1,802,369
80,525 Hewlett Packard Enterprise
Company 1,147,481
96,599 HP, Inc. 2,642,949
6,897 HubSpot, Inc.
h
4,662,993
16,257 Intel Corporation 866,173
6,786 Intuit, Inc. 3,661,115
31,465 Jack Henry & Associates, Inc. 5,162,148
7,732 KLA-Tencor Corporation 2,586,431
9,787 Lam Research Corporation 5,570,271
73,872 Lattice Semiconductor
Corporation
h
4,775,825
9,197 Littelfuse, Inc. 2,513,264
83,429 LivePerson, Inc.
h
4,918,140
83,384 LiveRamp Holding, Inc.
h
3,938,226
7,013 Manhattan Associates, Inc.
h
1,073,199
83,376 Mastercard, Inc. 28,988,168
4,361 MAXIMUS, Inc. 362,835
1,579 MaxLinear, Inc.
h
77,766
7,106 Micron Technology, Inc. 504,384
329,460 Microsoft Corporation 92,881,363
53,337 MKS Instruments, Inc. 8,049,087
31,240 Monolithic Power Systems, Inc. 15,141,403
556 Motorola Solutions, Inc. 129,170
64,703 National Instruments Corporation 2,538,299
11,115 NetApp, Inc. 997,682
1,106 NICE, Ltd. ADR
h
314,148
19,259 Nova Measuring Instruments, Ltd.
h
1,970,003
147,374 NVIDIA Corporation 30,529,998
18,873 Okta, Inc.
h
4,479,318
10,532 Palo Alto Networks, Inc.
h
5,044,828
9,401 Paychex, Inc. 1,057,142
12,144 Paycom Software, Inc.
h
6,020,388
2,836 Paylocity Holding Corporation
h
795,214
142,703 PayPal Holdings, Inc.
h
37,132,748
603 Photronics, Inc.
h
8,219
6,362 Progress Software Corporation 312,947
2,704 PTC, Inc.
h
323,912
34,547 Q2 Holdings, Inc.
h
2,768,597
12,321 Qorvo, Inc.
h
2,059,948
101,776 QUALCOMM, Inc. 13,127,068
13,754 Rogers Corporation
h
2,564,846
22,404 SailPoint Technologies Holdings,
Inc.
h
960,684
81,864 Salesforce.com, Inc.
h
22,203,154
13,850 Samsung Electronics Company,
Ltd. 858,625
9,997 ScanSource, Inc.
h
347,796
18,564 Semtech Corporation
h
1,447,435
26,181 ServiceNow, Inc.
h
16,291,651
213,094 Sierra Wireless, Inc.
h
3,302,957
10,683 SiTime Corporation
h
2,181,148
5,573 Solaredge Technology, Ltd.
h
1,478,071
87,677 Sonos, Inc.
h
2,837,228
92,355 Sprout Social, Inc.
h
11,262,692
98,992 Square, Inc.
h
23,742,241
74,295 STMicroelectronics NV ADR
g
3,241,491
3,541 SunPower Corporation
g,h
80,310
Shares Common Stock (32.6%) Value
Information Technology (8.7%) - continued
16,589 SYNNEX Corporation $ 1,726,915
4,715 TE Connectivity, Ltd. 646,992
36,265 Telefonaktiebolaget LM Ericsson
ADR 406,168
39,708 Texas Instruments, Inc. 7,632,275
52,340 Trade Desk, Inc.
h
3,679,502
400,243 TTM Technologies, Inc.
h
5,031,055
1,467 Tyler Technologies, Inc.
h
672,840
7,609 Unisys Corporation
h
191,290
14,318 VeriSign, Inc.
h
2,935,333
2,451 Vertex, Inc.
h
47,108
11,692 Visa, Inc. 2,604,393
1,413 VMware, Inc.
g,h
210,113
15,454 Western Digital Corporation
h
872,224
4,466 WEX, Inc.
h
786,641
77,600 Workiva, Inc.
h
10,938,496
38,887 Xerox Holdings Corporation 784,351
6,665 Zoom Video Communications,
Inc.
h
1,742,897
10,138 Zscaler, Inc.
h
2,658,386
Total 661,821,093
Materials (1.0%)
4,510 Allegheny Technologies, Inc.
h
75,001
44,645 AptarGroup, Inc. 5,328,381
43,827 Ashland Global Holdings, Inc. 3,905,862
6,996 Avery Dennison Corporation 1,449,641
25,184 Axalta Coating Systems, Ltd.
h
735,121
807 Balchem Corporation 117,071
3,085 Ball Corporation 277,557
2,299 Cabot Corporation 115,226
91,628 Carpenter Technology Corporation 2,999,901
3,856 Celanese Corporation 580,868
17,817 CF Industries Holdings, Inc. 994,545
24,601 Chemours Company 714,905
33,068 Cleveland-Cliffs, Inc.
g,h
655,077
35,753 Compass Minerals International,
Inc. 2,302,493
39,960 Eastman Chemical Company 4,025,570
123,074 Element Solutions, Inc. 2,668,244
57,670 Ferroglobe Representation &
Warranty Insurance Trust
e,h
6
9,871 FMC Corporation 903,789
32,177 Graphic Packaging Holding
Company 612,650
8,944 Ingevity Corporation
h
638,333
20,961 Innospec, Inc. 1,765,335
353,559 Ivanhoe Mines, Ltd.
h
2,261,036
26,241 Kaiser Aluminum Corporation 2,859,219
979 Koppers Holdings, Inc.
h
30,604
12,149 LyondellBasell Industries NV 1,140,184
13,921 Martin Marietta Materials, Inc. 4,756,527
4,655 Materion Corporation 319,519
13,268 Minerals Technologies, Inc. 926,637
32,309 Myers Industries, Inc. 632,287
14,587 Neenah, Inc. 679,900
14 NewMarket Corporation 4,743
5,342 Nucor Corporation 526,134
7,810 O-I Glass, Inc.
h
111,449
14,063 Olin Corporation 678,540
27,562 Quaker Chemical Corporation 6,552,039
5,307 Reliance Steel & Aluminum
Company 755,823
3,134 Royal Gold, Inc. 299,266
4,920 RPM International, Inc. 382,038

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (32.6%) Value
Materials (1.0%) - continued
17,101 Ryerson Holding Corporation $ 380,839
13,636 Sensient Technologies Corporation 1,241,967
29,922 Sherwin-Williams Company 8,370,081
6,818 Sonoco Products Company 406,216
15,512 Steel Dynamics, Inc. 907,142
3,557 SunCoke Energy, Inc. 22,338
5,172 Tronox Holdings plc 127,490
48,367 UFP Technologies, Inc.
h
2,978,924
23,574 United States Lime & Minerals, Inc. 2,847,739
51,373 United States Steel Corporation 1,128,665
Total 72,192,922
Real Estate (1.5%)
14,141 AGNC Investment Corporation 223,004
99,584 Agree Realty Corporation 6,595,448
1,477 Alexandria Real Estate Equities,
Inc. 282,210
80,774 American Campus Communities,
Inc. 3,913,500
6,245 American Finance Trust, Inc. 50,210
4,208 Apartment Income REIT
Corporation 205,392
647 Armada Hoffler Properties, Inc. 8,650
1,646 AvalonBay Communities, Inc. 364,819
62 Bluegreen Vacations Holding
Corporations
h
1,600
41,747 Camden Property Trust 6,156,430
24,806 CareTrust REIT, Inc. 504,058
41,862 CBRE Group, Inc.
h
4,075,684
10,761 Cedar Realty Trust, Inc. 233,406
19,901 Colliers International Group, Inc. 2,541,557
4,691 Community Healthcare Trust, Inc. 211,986
6,503 Corepoint Lodging, Inc.
h
100,797
77,079 CubeSmart 3,734,478
142,781 Cushman and Wakefield plc
h
2,657,154
1,501 Digital Realty Trust, Inc. 216,819
4,885 Duke Realty Corporation 233,845
12,741 EastGroup Properties, Inc. 2,123,033
56,983 EPR Properties 2,813,821
158,870 Essential Properties Realty Trust,
Inc. 4,435,650
2,225 Essex Property Trust, Inc. 711,422
9,848 Extra Space Storage, Inc. 1,654,366
10,836 Farmland Partners, Inc. 129,924
2,987 Federal Realty Investment Trust 352,436
75,256 First Industrial Realty Trust, Inc. 3,919,332
17,472 FirstService Corporation 3,153,347
52,463 Four Corners Property Trust, Inc. 1,409,156
11,834 Getty Realty Corporation 346,855
19,591 Gladstone Commercial
Corporation 411,999
25,060 Gladstone Land Corporation 570,616
28,076 Healthcare Realty Trust, Inc. 836,103
1,789 Highwoods Properties, Inc. 78,466
27,911 Host Hotels & Resorts, Inc.
h
455,787
119,478 Independence Realty Trust, Inc. 2,431,377
26,713 Industrial Logistics Properties Trust 678,777
8,921 Innovative Industrial Properties,
Inc. 2,062,268
3,618 Jones Lang LaSalle, Inc.
h
897,590
20,172 Kilroy Realty Corporation 1,335,588
13,617 Life Storage, Inc. 1,562,415
53,107 Medical Properties Trust, Inc. 1,065,857
175,179 MGIC Investment Corporation 2,620,678
47,906 National Retail Properties, Inc. 2,069,060
Shares Common Stock (32.6%) Value
Real Estate (1.5%) - continued
190,756 National Storage Affiliates Trust $ 10,070,009
107,168 New Residential Investment
Corporation 1,178,848
34,502 NexPoint Residential Trust, Inc. 2,134,984
7,948 Omega Healthcare Investors, Inc. 238,122
8,774 One Liberty Properties, Inc. 267,519
24,601 Opendoor Technologies, Inc.
h
505,059
11,294 Preferred Apartment Communities,
Inc. 138,126
11,982 Public Storage, Inc. 3,559,852
34,128 Rayonier, Inc. REIT 1,217,687
8,597 Realty Income Corporation 557,601
2,019 Redfin Corporation
h
101,152
123,908 Rexford Industrial Realty, Inc. 7,031,779
1,631 RMR Group, Inc. 54,557
35,704 Sabra Health Care REIT, Inc. 525,563
10,230 SBA Communications Corporation 3,381,731
126,632 Service Properties Trust 1,419,545
26,076 Spirit Realty Capital, Inc. 1,200,539
43,330 STAG Industrial, Inc. 1,700,703
32,583 Store Capital Corporation 1,043,633
52,214 UDR, Inc. 2,766,298
14,086 UMH Properties, Inc. 322,569
5,011 WP Carey, Inc. 366,003
Total 110,218,849
Utilities (0.4%)
21,574 AES Corporation 492,534
5,124 Alliant Energy Corporation 286,842
5,922 American States Water Company 506,449
13,533 Artesian Resources Corporation 516,555
3,931 Avista Corporation 153,781
10,212 Black Hills Corporation 640,905
10,454 CenterPoint Energy, Inc. 257,168
1,004 Chesapeake Utilities Corporation 120,530
11,413 CMS Energy Corporation 681,698
11,968 Consolidated Water Company,
Ltd.
g
136,435
4,249 DTE Energy Company 474,656
5,991 Duke Energy Corporation 584,662
6,195 Entergy Corporation 615,225
16,486 Essential Utilities, Inc. 759,675
9,250 Exelon Corporation 447,145
33,265 FirstEnergy Corporation 1,184,899
4,031 IDACORP, Inc. 416,725
23,146 MDU Resources Group, Inc. 686,742
308 MGE Energy, Inc. 22,638
249,505 NiSource, Inc. 6,045,506
33,015 NorthWestern Corporation 1,891,759
32,648 OGE Energy Corporation 1,076,078
3,034 Otter Tail Corporation 169,813
25,525 Pinnacle West Capital Corporation 1,846,989
40,618 Portland General Electric
Company 1,908,640
1,696 PPL Corporation 47,284
61,223 Sempra Energy 7,744,710
44,998 Spire, Inc. 2,752,978
28,735 UGI Corporation 1,224,686
182 Unitil Corporation 7,786
1,377 Vistra Energy Corporation 23,547
Total 33,725,040
Total Common Stock
(cost $1,617,105,646) 2,488,004,806

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 13.3% ) Value
Asset-Backed Securities (0.9%)
510 Asset Backed Trust
$ 950,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
i,j
$ 949,493
522 Funding CLO, Ltd.
1,100,000
1.734%,  (LIBOR 3M +
1.600%), 4/20/2030, Ser.
2019-4A, Class BR
b,i
1,100,002
Access Group, Inc.
131,553
0.586%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,i
130,318
Aimco CLO 11, Ltd.
1,625,000
1.506%,  (LIBOR 3M +
1.380%), 10/15/2031, Ser.
2020-11A, Class A1
b,i
1,625,424
Arch Street CLO, Ltd.
650,000
2.434%,  (LIBOR 3M +
2.300%), 10/20/2028, Ser.
2016-2A, Class CR2
b,i
650,032
650,000
3.584%,  (LIBOR 3M +
3.450%), 10/20/2028, Ser.
2016-2A, Class DR2
b,i
647,874
Ares CLO, Ltd.
1,500,000
1.534%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,i
1,500,145
Ares XXXIIR CLO, Ltd.
750,000
1.065%,  (LIBOR 3M +
0.940%), 5/15/2030, Ser.
2014-32RA, Class A1A
b,i
750,037
1,250,000
2.125%,  (LIBOR 3M +
2.000%), 5/15/2030, Ser.
2014-32RA, Class A2BR
b,i
1,250,326
Buttermilk Park CLO, Ltd.
2,575,000
1.526%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,i
2,575,209
Carlyle Global Market Strategies
CLO, Ltd.
1,675,000
1.576%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,i
1,675,094
CarVal CLO II, Ltd.
1,000,000
1.634%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
b,i
1,000,108
600,000
2.134%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,i
600,030
CBAM, Ltd.
1,600,000
1.406%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
b,i
1,600,064
Cent CLO, LP
350,000
2.425%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,i
350,068
Cheniere Corpus Christi Holdings,
LLC
180,000 2.742%,  12/31/2039
i
178,300
CIFC Funding, Ltd.
600,000
1.734%,  (LIBOR 3M +
1.600%), 10/20/2031, Ser.
2020-3A, Class A2
b,i
600,155
Principal
Amount Long-Term Fixed Income (13.3%) Value
Asset-Backed Securities (0.9%) - continued
CMFT Net Lease Master Issuer,
LLC
$ 647,709
2.090%,  7/20/2051, Ser.
2021-1, Class A1
i
$ 642,787
Colony American Finance Trust
1,421,796
2.835%,  6/15/2052, Ser.
2019-2, Class A
i
1,488,739
Commonbond Student Loan Trust
197,049
0.586%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,i
195,764
CoreVest American Finance Trust
1,549,232
2.705%,  10/15/2052, Ser.
2019-3, Class A
i
1,613,295
Credit Suisse Mortgage Trust
1,225,000
1.174%,  7/25/2066, Ser.
2021-NQM6, Class A1
b,i
1,225,501
Dryden 36 Senior Loan Fund
850,000
2.176%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,i
850,085
Dryden Senior Loan Fund
1,450,000
1.534%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,i
1,450,155
ECMC Group Student Loan Trust
1,050,632
1.236%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
b,i
1,072,061
Flatiron CLO, Ltd.
600,000
1.881%,  (LIBOR 3M +
1.750%), 11/20/2033, Ser.
2020-1A, Class B
b,i
600,820
FRTKL 2021-SFR1 Trust
1,150,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
i
1,140,215
Galaxy XIX CLO, Ltd.
800,000
1.975%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,i
800,062
Galaxy XX CLO, Ltd.
1,200,000
1.134%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
b,i
1,200,024
Golub Capital Partners, Ltd.
750,000
1.314%,  (LIBOR 3M +
1.180%), 1/20/2031, Ser.
2015-22A, Class AR
b,i
748,735
1,095,000
1.334%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,i
1,093,441
Goodgreen
984,757
3.860%,  10/15/2054, Ser.
2019-1A, Class A
i
1,038,811
Home Partners of America Trust
1,768,528
2.908%,  9/17/2039, Ser.
2019-1, Class A
i
1,801,986
1,731,587
2.703%,  10/19/2039, Ser.
2019-2, Class A
i
1,758,604
896,613
2.078%,  9/19/2041, Ser.
2021-1, Class C
i
890,087

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.3%) Value
Asset-Backed Securities (0.9%) - continued
Laurel Road Prime Student Loan
Trust
$ 172,391
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
i
$ 174,576
428,386
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,i
445,046
Longfellow Place CLO, Ltd.
1,900,000
1.876%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,i
1,900,017
525,000
2.426%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,i
525,015
Madison Park Funding XIV, Ltd.
1,200,000
1.538%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,i
1,200,048
Madison Park Funding, Ltd.
1,000,000
2.234%,  (LIBOR 3M +
2.100%), 1/20/2029, Ser.
2012-10A, Class CR3
b,i
1,000,769
Magnetite XII, Ltd.
1,200,000
1.226%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,i
1,200,062
Mello Mortgage Capital
Acceptance
1,239,179
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,i
1,257,864
Mercury Financial Credit Card
Master Trust
850,000
1.540%,  3/20/2026, Ser.
2021-1A, Class A
i
852,382
Mountain View CLO, Ltd.
850,000
1.246%,  (LIBOR 3M +
1.120%), 7/15/2031, Ser.
2015-9A, Class A1R
b,i
850,002
MRA Issuance Trust
1,100,000
1.836%,  (LIBOR 1M +
1.750%), 2/16/2022, Ser.
2021-EBO4, Class A1X
b,i
1,100,268
National Collegiate Trust
433,894
0.381%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,i
426,576
Neuberger Berman CLO, Ltd.
500,000
1.168%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
b,i
500,118
OCP CLO, Ltd.
850,000
2.116%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,i
849,999
Octagon Investment Partners 32,
Ltd.
1,400,000
2.176%,  (LIBOR 3M +
2.050%), 7/15/2029, Ser.
2017-1A, Class CR
b,i
1,400,063
Octagon Investment Partners XVI,
Ltd.
250,000
1.534%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,i
250,022
Principal
Amount Long-Term Fixed Income (13.3%) Value
Asset-Backed Securities (0.9%) - continued
OZLM IX, Ltd.
$ 600,000
1.684%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,i
$ 600,118
OZLM VIII, Ltd.
381,994
1.304%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
b,i
382,021
Palmer Square Loan Funding, Ltd.
850,000
1.784%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,i
850,134
Progress Residential Trust
600,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
i
600,601
1,998,027
3.422%,  8/17/2035, Ser.
2019-SFR1, Class A
i
2,018,985
Saxon Asset Securities Trust
430,017
3.474%,  8/25/2035, Ser.
2004-2, Class MF2
b
425,531
Shackleton 2015-VII-R CLO, Ltd.
1,300,000
1.276%,  (LIBOR 3M +
1.150%), 7/15/2031, Ser.
2015-7RA, Class AR
b,i
1,300,090
Sound Point CLO XIV, Ltd.
1,250,000
2.188%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,i
1,249,160
Sound Point CLO XV, Ltd.
1,225,000
2.188%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2017-1A, Class CR
b,i
1,225,094
Sound Point CLO XXI, Ltd.
725,000
1.575%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,i
725,076
THL Credit Wind River CLO, Ltd.
500,000
1.564%,  (LIBOR 3M +
1.430%), 10/20/2033, Ser.
2020-1A, Class A
b,i
501,324
Toorak Mortgage Corporation, Ltd.
1,000,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
i,j
1,000,513
U.S. Small Business Administration
49,581
3.191%,  3/10/2024, Ser.
2014-10A, Class 1 50,881
Upstart Securitization Trust
424,393
1.702%,  11/20/2030, Ser.
2020-3, Class A
*
426,489
VCAT Asset Securitization, LLC
500,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
i,j
500,125
Voya CLO, Ltd.
750,000
1.092%,  (LIBOR 3M +
1.000%), 10/15/2030, Ser.
2012-4A, Class A1R3
b,i
750,051
Whitebox CLO II, Ltd.
650,000
2.375%,  (LIBOR 3M +
2.250%), 10/24/2031, Ser.
2020-2A, Class B
b,i
650,162
Wind River CLO, Ltd.
750,000
1.734%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
b,i
750,229

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.3%) Value
Asset-Backed Securities (0.9%) - continued
$ 625,000
2.134%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,i
$ 625,229
Total 65,358,491
Basic Materials (0.2%)
Air Products and Chemicals, Inc.
650,000 2.700%,  5/15/2040 655,086
Alcoa Nederland Holding BV
320,000 5.500%,  12/15/2027
i
343,232
BWAY Holding Company
170,000 5.500%,  4/15/2024
i
171,487
Chemours Company
220,000 5.750%,  11/15/2028
i
230,384
Cleveland-Cliffs, Inc.
190,000 5.875%,  6/1/2027 196,650
120,000 4.625%,  3/1/2029
i
122,550
120,000 4.875%,  3/1/2031
i
123,900
Consolidated Energy Finance SA
220,000 6.875%,  6/15/2025
i
227,700
317,000 5.625%,  10/15/2028
d,i
317,000
DowDuPont, Inc.
340,000 4.493%,  11/15/2025 382,301
First Quantum Minerals, Ltd.
410,000 7.500%,  4/1/2025
i
420,590
Freeport-McMoRan, Inc.
280,000 4.125%,  3/1/2028 290,150
310,000 4.250%,  3/1/2030 328,212
Glencore Funding, LLC
64,000 4.125%,  5/30/2023
i
67,635
479,000 4.000%,  3/27/2027
i
526,773
Hecla Mining Company
90,000 7.250%,  2/15/2028 96,944
Hudbay Minerals, Inc.
220,000 4.500%,  4/1/2026
i
217,800
Ingevity Corporation
330,000 3.875%,  11/1/2028
i
329,175
International Flavors and
Fragrances, Inc.
350,000 3.468%,  12/1/2050
i
367,317
International Paper Company
320,000 4.350%,  8/15/2048 391,698
Kinross Gold Corporation
218,000 5.950%,  3/15/2024 241,340
345,000 4.500%,  7/15/2027 396,547
Kraton Polymers, LLC
290,000 4.250%,  12/15/2025
i
303,050
Mercer International, Inc.
210,000 5.125%,  2/1/2029 214,462
Novelis Corporation
85,000 3.250%,  11/15/2026
i
86,205
130,000 4.750%,  1/30/2030
i
136,851
85,000 3.875%,  8/15/2031
i
84,069
OCI NV
168,000 4.625%,  10/15/2025
i
176,400
Olin Corporation
325,000 5.125%,  9/15/2027 337,594
SCIH Salt Holdings, Inc.
210,000 4.875%,  5/1/2028
g,i
211,050
Sherwin-Williams Company
540,000 3.125%,  6/1/2024 572,191
Southern Copper Corporation
345,000 3.875%,  4/23/2025 373,290
Principal
Amount Long-Term Fixed Income (13.3%) Value
Basic Materials (0.2%) - continued
SPCM SA
$ 216,000 3.375%,  3/15/2030
i
$ 215,833
SunCoke Energy, Inc.
135,000 4.875%,  6/30/2029
i
134,494
Syngenta Finance NV
200,000 5.182%,  4/24/2028
i
224,723
Teck Resources, Ltd.
839,000 6.125%,  10/1/2035 1,087,297
Unifrax Escrow Issuer Corporation
197,000 5.250%,  9/30/2028
i
199,462
United States Steel Corporation
356,000 6.875%,  3/1/2029
g
379,573
Vale Overseas, Ltd.
168,000 6.875%,  11/21/2036 223,860
Venator Finance SARL
220,000 5.750%,  7/15/2025
g,i
207,900
WestRock Company
470,000 3.750%,  3/15/2025 508,630
Xstrata Finance Canada, Ltd.
10,000 4.950%,  11/15/2021
i
10,033
Total 12,131,438
Capital Goods (0.2%)
AECOM
370,000 5.125%,  3/15/2027 409,775
Amsted Industries, Inc.
245,000 5.625%,  7/1/2027
i
255,662
Ardagh Packaging Finance plc
200,000 5.250%,  8/15/2027
i
203,601
Boeing Company
605,000 5.930%,  5/1/2060 826,475
395,000 5.040%,  5/1/2027 454,379
313,000 5.150%,  5/1/2030 367,365
650,000 5.705%,  5/1/2040 825,991
Bombardier, Inc.
65,000 7.125%,  6/15/2026
i
68,250
220,000 7.875%,  4/15/2027
i
228,080
185,000 6.000%,  2/15/2028
i
187,081
Brand Industrial Services, Inc.
105,000 8.500%,  7/15/2025
i
105,394
Builders FirstSource, Inc.
140,000 5.000%,  3/1/2030
i
149,188
BWAY Holding Company
230,000 7.250%,  4/15/2025
i
228,598
Carrier Global Corporation
384,000 3.577%,  4/5/2050 407,979
500,000 2.700%,  2/15/2031 514,818
Cintas Corporation No. 2
345,000 3.700%,  4/1/2027 385,057
CNH Industrial NV
300,000 3.850%,  11/15/2027 334,529
Coinbase Global, Inc.
56,000 3.375%,  10/1/2028
i
53,807
Cornerstone Building Brands, Inc.
310,000 6.125%,  1/15/2029
i
329,522
Covanta Holding Corporation
210,000 6.000%,  1/1/2027 217,692
80,000 5.000%,  9/1/2030 80,800
CP Atlas Buyer, Inc.
200,000 7.000%,  12/1/2028
i
200,500
Crown Americas Capital
Corporation IV
380,000 4.500%,  1/15/2023 398,620

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.3%) Value
Capital Goods (0.2%) - continued
GFL Environmental, Inc.
$ 180,000 4.000%,  8/1/2028
i
$ 178,650
220,000 3.500%,  9/1/2028
i
221,375
H&E Equipment Services, Inc.
368,000 3.875%,  12/15/2028
i
366,565
Howmet Aerospace, Inc.
9,000 6.875%,  5/1/2025 10,530
212,000 3.000%,  1/15/2029 213,823
Ingersoll-Rand Luxembourg
Finance SA
300,000 3.500%,  3/21/2026 326,361
JELD-WEN, Inc.
280,000 4.625%,  12/15/2025
i
284,292
L3Harris Technologies, Inc.
705,000 3.950%,  5/28/2024 755,984
Lockheed Martin Corporation
448,000 4.500%,  5/15/2036 555,027
120,000 6.150%,  9/1/2036 169,332
Meritor, Inc.
150,000 4.500%,  12/15/2028
i
150,375
Nesco Holdings II, Inc.
140,000 5.500%,  4/15/2029
i
145,208
New Enterprise Stone and Lime
Company, Inc.
280,000 5.250%,  7/15/2028
d,i
283,150
Northrop Grumman Corporation
820,000 3.850%,  4/15/2045 932,238
Owens-Brockway Glass Container,
Inc.
200,000 5.875%,  8/15/2023
i
211,500
Pactiv Evergreen Group
170,000 4.375%,  10/15/2028
i
170,638
PGT Innovations, Inc.
225,000 4.375%,  10/1/2029
i
226,688
Raytheon Technologies
Corporation
384,000 4.125%,  11/16/2028 437,063
Republic Services, Inc.
335,000 2.900%,  7/1/2026 356,534
Roper Technologies, Inc.
240,000 4.200%,  9/15/2028 272,794
400,000 1.750%,  2/15/2031 381,433
SRM Escrow Issuer, LLC
335,000 6.000%,  11/1/2028
i
354,681
Standard Industries, Inc.
300,000 4.375%,  7/15/2030
i
306,000
Textron, Inc.
720,000 3.375%,  3/1/2028 772,279
Titan Acquisition, Ltd.
95,000 7.750%,  4/15/2026
i
97,064
TransDigm, Inc.
210,000 6.250%,  3/15/2026
i
218,925
600,000 5.500%,  11/15/2027 616,500
60,000 4.625%,  1/15/2029 59,895
United Rentals North America, Inc.
225,000 4.875%,  1/15/2028 237,879
185,000 4.000%,  7/15/2030 191,938
United Technologies Corporation
375,000 4.450%,  11/16/2038 454,062
600,000 3.750%,  11/1/2046 666,152
Victors Merger Corporation
134,000 6.375%,  5/15/2029
i
128,305
Principal
Amount Long-Term Fixed Income (13.3%) Value
Capital Goods (0.2%) - continued
Waste Pro USA, Inc.
$ 110,000 5.500%,  2/15/2026
i
$ 111,100
WESCO Distribution, Inc.
300,000 7.250%,  6/15/2028
i
332,250
Total 18,429,753
Collateralized Mortgage Obligations (0.6%)
Banc of America Alternative Loan
Trust
19,075
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 19,088
Bellemeade Re, Ltd.
224,019
1.686%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,i
224,161
314,001
1.186%,  (LIBOR 1M +
1.100%), 7/25/2029, Ser.
2019-3A, Class M1A
b,i
314,122
1,000,000
1.800%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
b,i
1,003,730
BRAVO Residential Funding Trust
114,681
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
i
116,994
Business Jet Securities, LLC
887,901
2.981%,  11/15/2035, Ser.
2020-1A, Class A
i
899,409
Citicorp Mortgage Securities, Inc.
740,040
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 745,225
Citigroup Mortgage Loan Trust,
Inc.
4,331
2.604%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
4,257
Countrywide Alternative Loan Trust
192,466
2.842%,  10/25/2035, Ser.
2005-43, Class 4A1
b
186,323
637,425
7.000%,  10/25/2037, Ser.
2007-24, Class A10 322,783
Countrywide Home Loans, Inc.
182,030
5.750%,  4/25/2037, Ser.
2007-3, Class A27 127,261
Credit Suisse First Boston
Mortgage Securities Corporation
12,302
5.250%,  10/25/2035, Ser.
2005-9, Class 1A3 12,594
Credit Suisse Mortgage Trust
24,428
3.453%,  3/25/2026, Ser.
2020-BPL2, Class A1
i
24,397
962,146
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,i
998,150
2,585,009
3.430%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,i
2,609,431
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
68,341
6.000%,  10/25/2021, Ser.
2006-AR5, Class 23A 61,171
Federal Home Loan Mortgage
Corporation - REMIC
11,676,124
2.000%,  11/25/2050, Ser.
5038, Class NI
k
1,412,776
332,820
4.000%,  7/15/2031, Ser.
4104, Class KI
k
13,640

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.3%) Value
Collateralized Mortgage Obligations (0.6%) -
continued
$ 509,569
3.000%,  2/15/2033, Ser.
4170, Class IG
k
$ 49,695
1,000,370
3.000%,  3/15/2033, Ser.
4180, Class PI
k
110,386
Federal National Mortgage
Association - REMIC
1,513,956
3.000%,  12/25/2027, Ser.
2012-137, Class AI
k
81,575
15,368,191
1.500%,  11/25/2035, Ser.
2020-99, Class IG
k
835,352
Flagstar Mortgage Trust
725,000
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,i
745,844
Foundation Finance Trust
886,103
1.270%,  5/15/2041, Ser.
2021-1A, Class A
i
882,529
FWD Securitization Trust
653,131
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,i
664,608
Genworth Mortgage Insurance
Corporation
1,250,000
2.136%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
b,i
1,259,375
GS Mortgage-Backed Securities
Trust
577,375
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,i
584,111
J.P. Morgan Alternative Loan Trust
68,284
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 53,630
J.P. Morgan Mortgage Trust
1,240,889
2.500%,  1/25/2052, Ser.
2021-INV4, Class A2A
b,i
1,255,815
LHOME Mortgage Trust
1,000,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
i,j
1,001,502
1,000,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
b,i
997,991
MASTR Alternative Loans Trust
409,250
0.536%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
55,067
Merrill Lynch Alternative Note
Asset Trust
157,807
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 95,634
MRA Issuance Trust
750,000
1.834%,  (LIBOR 1M +
1.750%), 10/8/2021, Ser.
2021-EBO1, Class A1X
b,i
749,714
2,100,000
1.236%,  (LIBOR 1M +
1.150%), 10/15/2021, Ser.
2021-8, Class A1X
b,i
2,100,032
New York Mortgage Trust
1,100,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
i,j
1,102,243
913,096
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,i
920,855
Oaktown Re, Ltd.
1,200,000
1.700%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
b,i
1,206,571
Principal
Amount Long-Term Fixed Income (13.3%) Value
Collateralized Mortgage Obligations (0.6%) -
continued
Palmer Square Loan Funding, Ltd.
$ 1,300,000
1.571%,  (LIBOR 3M +
1.400%), 7/20/2029, Ser.
2021-3A, Class A2
b,i
$ 1,300,672
Preston Ridge Partners Mortgage
Trust, LLC
894,233
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,i
896,482
630,032
2.857%,  9/25/2025, Ser.
2020-3, Class A1
i,j
631,293
1,025,539
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,i
1,027,416
Pretium Mortgage Credit Partners,
LLC
604,167
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
i,j
604,290
Renaissance Home Equity Loan
Trust
1,097,893
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
j
556,642
Residential Accredit Loans, Inc.
Trust
332,249
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 326,740
23,305
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 23,274
Residential Funding Mortgage
Security I Trust
72,298
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 69,608
Revolving Single Family Home
Notes
930,000
2.253%,  2/18/2027, Ser.
2021-1, Class A
i
931,323
Sequoia Mortgage Trust
223,599
2.883%,  9/20/2046, Ser.
2007-1, Class 4A1
b
174,999
Silver Hill Trust
401,313
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,i
408,926
Starwood Mortgage Residential
Trust
153,481
2.718%,  4/25/2060, Ser.
2020-2, Class A1
b,i
154,951
Structured Adjustable Rate
Mortgage Loan Trust
31,409
3.191%,  9/25/2035, Ser.
2005-18, Class 1A1
b
25,069
Structured Asset Mortgage
Investments, Inc.
39,194
0.706%,  (LIBOR 1M +
0.620%), 12/25/2035, Ser.
2005-AR4, Class A1
b
38,152
Toorak Mortgage Corporation, Ltd.
414,815
4.458%,  3/25/2022, Ser.
2019-1, Class A1
i,j
416,294
4,000,000
3.721%,  9/25/2022, Ser.
2019-2, Class A1 4,020,903
750,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
i,j
753,448
Vericrest Opportunity Loan
Transferee
707,281
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
i,j
709,497

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.3%) Value
Collateralized Mortgage Obligations (0.6%) -
continued
$ 466,687
2.240%,  2/27/2051, Ser.
2021-NPL3, Class A1
i,j
$ 467,116
850,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
i,j
850,517
900,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
i,j
900,258
807,358
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
i,j
807,840
650,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
i,j
649,860
650,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
i,j
653,781
493,175
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
i,j
494,162
450,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
i,j
449,624
675,000
4.949%,  4/25/2051, Ser.
2021-NPL7, Class A2
i,j
674,931
Verus Securitization Trust
758,444
2.947%,  11/25/2059, Ser.
2019-INV3, Class A2
b,i
768,813
1,209,377
3.626%,  4/25/2060, Ser.
2020-3, Class A1
b,i
1,216,127
WaMu Mortgage Pass Through
Certificates
160,427
3.050%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
162,250
ZH Trust
1,750,000
2.349%,  10/17/2027, Ser.
2021-2, Class A
d,i
1,749,998
Total 46,763,297
Commercial Mortgage-Backed Securities (0.1%)
AMSR Trust
1,300,000
2.153%,  6/17/2038, Ser.
2021-SFR1, Class B
b,i
1,296,568
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b,i
498,669
BBCMS Mortgage Trust
6,976,376
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,k
914,521
BFLD Trust
1,100,000
1.234%,  (LIBOR 1M +
1.150%), 10/15/2035, Ser.
2020-EYP, Class A
b,i
1,105,502
400,000
1.784%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,i
402,482
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
374,426
3.000%,  3/15/2045, Ser.
4741, Class GA 384,492
GS Mortgage Securities Trust
2,434,350
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 2,569,300
Morgan Stanley Capital I Trust
7,179,352
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,k
974,990
Total 8,146,524
Principal
Amount Long-Term Fixed Income (13.3%) Value
Communications Services (0.4%)
Altice France SA
$ 110,000 8.125%,  2/1/2027
i
$ 118,360
75,000 5.500%,  1/15/2028
i
76,254
225,000 5.125%,  7/15/2029
i
220,607
281,000 5.500%,  10/15/2029
d,i
278,157
AMC Networks, Inc.
265,000 4.250%,  2/15/2029 263,675
American Tower Corporation
230,000 3.375%,  10/15/2026 248,884
525,000 2.900%,  1/15/2030 546,561
625,000 2.100%,  6/15/2030 611,609
AT&T, Inc.
451,000 3.500%,  9/15/2053 446,364
600,000 2.300%,  6/1/2027 620,986
750,000 4.350%,  3/1/2029 859,965
480,000 5.250%,  3/1/2037 595,491
700,000 4.900%,  8/15/2037 849,503
355,000 5.550%,  8/15/2041 461,918
CCO Holdings, LLC
220,000 5.500%,  5/1/2026
i
226,882
380,000 5.125%,  5/1/2027
i
395,698
275,000 4.250%,  1/15/2034
i
272,422
Cengage Learning, Inc.
310,000 9.500%,  6/15/2024
i
317,235
Charter Communications
Operating, LLC
217,000 6.834%,  10/23/2055 320,717
300,000 4.500%,  2/1/2024 324,572
495,000 4.200%,  3/15/2028 552,860
650,000 3.500%,  6/1/2041 638,265
610,000 6.484%,  10/23/2045 829,344
Clear Channel Worldwide
Holdings, Inc.
270,000 7.750%,  4/15/2028
i
284,175
Comcast Corporation
420,000 3.950%,  10/15/2025 465,912
725,000 4.250%,  10/15/2030 844,497
485,000 4.400%,  8/15/2035 574,773
490,000 4.750%,  3/1/2044 615,816
250,000 4.600%,  8/15/2045
g
313,106
Consolidated Communications,
Inc.
130,000 5.000%,  10/1/2028
i
134,225
Cox Communications, Inc.
475,000 3.350%,  9/15/2026
i
510,005
Crown Castle International
Corporation
437,000 3.200%,  9/1/2024 465,053
CSC Holdings, LLC
190,000 5.375%,  2/1/2028
i
198,550
515,000 4.125%,  12/1/2030
i
505,344
Cumulus Media New Holdings,
Inc.
200,000 6.750%,  7/1/2026
g,i
207,000
DIRECTV Holdings, LLC
70,000 5.875%,  8/15/2027
i
73,062
Discovery Communications, LLC
600,000 4.900%,  3/11/2026 681,879
DISH DBS Corporation
190,000 7.375%,  7/1/2028 201,490
Entercom Media Corporation
200,000 6.500%,  5/1/2027
i
204,568
Front Range BidCo, Inc.
270,000 4.000%,  3/1/2027
i
268,712

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.3%) Value
Communications Services (0.4%) - continued
$ 200,000 6.125%,  3/1/2028
i
$ 202,756
Frontier Communications
Corporation
180,000 5.875%,  10/15/2027
i
191,250
GCI, LLC
220,000 4.750%,  10/15/2028
i
230,956
Gray Television, Inc.
210,000 4.750%,  10/15/2030
i
206,325
Hughes Satellite Systems
Corporation
120,000 6.625%,  8/1/2026 136,443
iHeartCommunications, Inc.
220,000 4.750%,  1/15/2028
i
226,710
LCPR Senior Secured Financing
DAC
190,000 6.750%,  10/15/2027
i
201,400
Level 3 Financing, Inc.
390,000 4.625%,  9/15/2027
i
401,232
180,000 4.250%,  7/1/2028
i
181,391
Ligado Networks, LLC
118,904
0.000%,PIK 15.500%,
11/1/2023
f,i
115,337
NBN Company, Ltd.
575,000 2.625%,  5/5/2031
i
583,358
Netflix, Inc.
560,000 4.875%,  4/15/2028 645,400
230,000 5.875%,  11/15/2028 281,842
230,000 4.875%,  6/15/2030
i
270,825
Nexstar Escrow Corporation
320,000 5.625%,  7/15/2027
i
338,552
Omnicom Group, Inc.
224,000 3.600%,  4/15/2026 245,077
200,000 4.200%,  6/1/2030 228,671
Radiate Holdco, LLC
120,000 6.500%,  9/15/2028
i
122,359
Scripps Escrow II, Inc.
120,000 5.375%,  1/15/2031
i
117,978
Scripps Escrow, Inc.
145,000 5.875%,  7/15/2027
i
148,806
SFR Group SA
202,000 7.375%,  5/1/2026
i
209,595
Sinclair Television Group, Inc.
320,000 5.500%,  3/1/2030
g,i
317,408
Sirius XM Radio, Inc.
285,000 5.000%,  8/1/2027
i
297,825
155,000 4.000%,  7/15/2028
i
157,616
Sprint Capital Corporation
320,000 6.875%,  11/15/2028 409,600
235,000 8.750%,  3/15/2032 351,057
Sprint Corporation
1,040,000 7.625%,  2/15/2025 1,215,739
Telesat Canada
115,000 4.875%,  6/1/2027
i
105,800
45,000 6.500%,  10/15/2027
i
39,002
Terrier Media Buyer, Inc.
160,000 8.875%,  12/15/2027
i
169,181
T-Mobile USA, Inc.
630,000 2.550%,  2/15/2031 632,245
525,000 4.375%,  4/15/2040 604,888
United States Cellular Corporation
190,000 6.700%,  12/15/2033 235,490
Uniti Group, LP
70,000 4.750%,  4/15/2028
i
71,488
Principal
Amount Long-Term Fixed Income (13.3%) Value
Communications Services (0.4%) - continued
$ 170,000 6.500%,  2/15/2029
i
$ 174,873
Univision Communications, Inc.
200,000 6.625%,  6/1/2027
i
217,250
Verizon Communications, Inc.
384,000 3.700%,  3/22/2061 405,476
256,000 2.100%,  3/22/2028 259,863
1,594,000 4.272%,  1/15/2036 1,872,492
725,000 2.650%,  11/20/2040 681,189
Viacom, Inc.
336,000 5.850%,  9/1/2043 457,893
Viasat, Inc.
310,000 5.625%,  9/15/2025
i
314,164
Vodafone Group plc
300,000 4.875%,  6/19/2049 374,053
VTR Finance NV
150,000 6.375%,  7/15/2028
i
161,625
Walt Disney Company
550,000 2.200%,  1/13/2028 568,407
360,000 2.650%,  1/13/2031 375,785
Ziggo BV
302,000 5.500%,  1/15/2027
i
312,193
105,000 4.875%,  1/15/2030
i
108,281
Total 32,801,642
Consumer Cyclical (0.4%)
1011778 B.C., ULC
330,000 4.375%,  1/15/2028
i
335,019
Allen Media, LLC
135,000 10.500%,  2/15/2028
i
138,645
Allied Universal Holdco, LLC
115,000 6.625%,  7/15/2026
i
121,587
315,000 4.625%,  6/1/2028
i
314,512
105,000 6.000%,  6/1/2029
i
103,613
Allison Transmission, Inc.
315,000 3.750%,  1/30/2031
i
306,337
Amazon.com, Inc.
675,000 3.100%,  5/12/2051 705,679
375,000 3.875%,  8/22/2037 442,785
360,000 4.050%,  8/22/2047 436,767
American Axle & Manufacturing,
Inc.
360,000 6.500%,  4/1/2027
g
375,300
Ashton Woods USA, LLC
140,000 4.625%,  8/1/2029
i
141,362
Boyd Gaming Corporation
205,000 4.750%,  6/15/2031
i
211,406
Boyne USA, Inc.
160,000 4.750%,  5/15/2029
i
165,200
Brookfield Residential Properties,
Inc.
210,000 6.250%,  9/15/2027
i
220,767
240,000 5.000%,  6/15/2029
i
245,412
Caesars Entertainment, Inc.
70,000 8.125%,  7/1/2027
i
78,696
225,000 4.625%,  10/15/2029
i
227,812
Carnival Corporation
41,000 11.500%,  4/1/2023
i
45,766
80,000 7.625%,  3/1/2026
i
85,400
320,000 5.750%,  3/1/2027
i
330,800
225,000 4.000%,  8/1/2028
i
227,250
Cedar Fair, LP
290,000 5.250%,  7/15/2029 297,250

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.3%) Value
Consumer Cyclical (0.4%) - continued
Churchill Downs, Inc.
$ 140,000 4.750%,  1/15/2028
i
$ 146,475
Cinemark USA, Inc.
105,000 5.875%,  3/15/2026
g,i
106,050
Clarios Global, LP
110,000 8.500%,  5/15/2027
i
117,013
Colt Merger Sub, Inc.
321,000 6.250%,  7/1/2025
i
337,935
D.R. Horton, Inc.
300,000 2.600%,  10/15/2025 314,890
Dana, Inc.
250,000 5.625%,  6/15/2028 269,212
Empire Communities Corporation
230,000 7.000%,  12/15/2025
i
240,350
Expedia Group, Inc.
690,000 3.250%,  2/15/2030 713,601
Ford Motor Company
140,000 9.000%,  4/22/2025 168,354
80,000 9.625%,  4/22/2030 113,238
220,000 7.450%,  7/16/2031 287,067
Ford Motor Credit Company, LLC
320,000 4.063%,  11/1/2024 336,477
550,000 4.134%,  8/4/2025 581,625
365,000 2.700%,  8/10/2026 365,730
Forestar Group, Inc.
145,000 3.850%,  5/15/2026
i
144,819
Gap, Inc.
67,000 3.625%,  10/1/2029
i
67,167
General Motors Company
650,000 6.125%,  10/1/2025 761,599
600,000 6.800%,  10/1/2027 749,353
General Motors Financial
Company, Inc.
224,000 3.950%,  4/13/2024 239,399
230,000 1.500%,  6/10/2026 228,606
Goodyear Tire & Rubber Company
140,000 5.000%,  7/15/2029
i
148,575
105,000 5.250%,  7/15/2031
i
111,825
Guitar Center Escrow Issuer II, Inc.
67,000 8.500%,  1/15/2026
i
71,858
Hanesbrands, Inc.
194,000 4.875%,  5/15/2026
i
210,102
Herc Holdings, Inc.
210,000 5.500%,  7/15/2027
i
220,337
Hilton Domestic Operating
Company, Inc.
390,000 4.875%,  1/15/2030 418,376
Hilton Grand Vacations Borrower
Escrow, LLC
285,000 5.000%,  6/1/2029
i
290,700
Home Depot, Inc.
275,000 5.400%,  9/15/2040 376,486
336,000 4.250%,  4/1/2046 411,650
440,000 3.900%,  6/15/2047 517,739
Hyundai Capital America
360,000 1.000%,  9/17/2024
i
358,725
475,000 1.800%,  1/10/2028
i
464,916
International Game Technology plc
260,000 5.250%,  1/15/2029
i
277,880
KB Home
195,000 4.800%,  11/15/2029 212,550
Kohl's Corporation
640,000 3.375%,  5/1/2031 658,611
Principal
Amount Long-Term Fixed Income (13.3%) Value
Consumer Cyclical (0.4%) - continued
$ 360,000 5.550%,  7/17/2045
g
$ 431,075
L Brands, Inc.
340,000 6.625%,  10/1/2030
i
385,900
80,000 6.875%,  11/1/2035 100,400
Landry's, Inc.
275,000 6.750%,  10/15/2024
i
275,358
Lennar Corporation
190,000 4.875%,  12/15/2023 204,968
625,000 4.750%,  5/30/2025 696,369
Lowe's Companies, Inc.
690,000 2.625%,  4/1/2031 707,249
Macy's Retail Holdings, LLC
205,000 5.875%,  4/1/2029
i
223,035
Magic MergerCo, Inc.
330,000 5.250%,  5/1/2028
i
340,395
Marriott International, Inc.
40,000 5.750%,  5/1/2025 45,743
460,000 4.625%,  6/15/2030 525,533
Mastercard, Inc.
700,000 3.950%,  2/26/2048 832,979
Mattamy Group Corporation
320,000 5.250%,  12/15/2027
i
334,400
McDonald's Corporation
600,000 2.125%,  3/1/2030 605,593
575,000 4.450%,  3/1/2047 701,427
MDC Holdings, Inc.
600,000 2.500%,  1/15/2031 584,742
MGM Resorts International
395,000 6.000%,  3/15/2023 417,689
20,000 5.750%,  6/15/2025 21,800
Nissan Motor Acceptance
Company, LLC
480,000 1.125%,  9/16/2024
i
479,098
Penn National Gaming, Inc.
210,000 4.125%,  7/1/2029
i
207,564
PetSmart, Inc.
280,000 4.750%,  2/15/2028
i
287,700
170,000 7.750%,  2/15/2029
i
185,513
Prime Security Services Borrower,
LLC
580,000 5.750%,  4/15/2026
i
627,421
Real Hero Merger Sub 2, Inc.
160,000 6.250%,  2/1/2029
i
166,000
Realogy Group, LLC
270,000 5.750%,  1/15/2029
i
280,060
Rite Aid Corporation
250,000 7.500%,  7/1/2025
i
249,943
Royal Caribbean Cruises, Ltd.
320,000 9.125%,  6/15/2023
i
347,778
270,000 4.250%,  7/1/2026
i
264,479
115,000 5.500%,  4/1/2028
i
117,623
Scientific Games International, Inc.
285,000 5.000%,  10/15/2025
i
293,194
260,000 7.250%,  11/15/2029
i
292,146
SeaWorld Parks and
Entertainment, Inc.
140,000 5.250%,  8/15/2029
i
143,238
Six Flags Theme Parks, Inc.
150,000 7.000%,  7/1/2025
i
159,750
Staples, Inc.
340,000 7.500%,  4/15/2026
i
344,837
Target Corporation
575,000 2.250%,  4/15/2025 599,802

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.3%) Value
Consumer Cyclical (0.4%) - continued
Tenneco, Inc.
$ 255,000 5.000%,  7/15/2026
g
$ 251,148
Toll Brothers Finance Corporation
460,000 3.800%,  11/1/2029 494,040
Uber Technologies, Inc.
160,000 6.250%,  1/15/2028
i
171,598
ViacomCBS, Inc.
550,000 4.200%,  5/19/2032 629,131
Visa, Inc.
650,000 2.700%,  4/15/2040 665,050
Vista Outdoor, Inc.
270,000 4.500%,  3/15/2029
i
273,799
Wabash National Corporation
225,000 4.500%,  10/15/2028
d,i
224,719
Walmart, Inc.
600,000 3.250%,  7/8/2029 666,657
Wyndham Destinations, Inc.
200,000 6.625%,  7/31/2026
i
227,754
Wyndham Hotels & Resorts, Inc.
120,000 4.375%,  8/15/2028
i
125,272
Yum! Brands, Inc.
270,000 4.750%,  1/15/2030
i
292,631
ZF North America Capital, Inc.
150,000 4.750%,  4/29/2025
i
162,000
Total 33,261,255
Consumer Non-Cyclical (0.5%)
Abbott Laboratories
941,000 4.750%,  11/30/2036 1,197,293
AbbVie, Inc.
7,000 2.900%,  11/6/2022 7,189
350,000 2.950%,  11/21/2026 374,901
650,000 4.300%,  5/14/2036 762,206
225,000 4.850%,  6/15/2044 283,076
400,000 4.875%,  11/14/2048 513,121
Albertson's Companies, Inc.
299,000 3.500%,  3/15/2029
i
298,395
Altria Group, Inc.
512,000 5.800%,  2/14/2039 629,597
Amgen, Inc.
600,000 3.375%,  2/21/2050 616,134
Anheuser-Busch Companies, LLC
360,000 4.700%,  2/1/2036 435,039
Anheuser-Busch InBev Worldwide,
Inc.
900,000 4.750%,  4/15/2058 1,103,567
575,000 4.375%,  4/15/2038 671,180
50,000 4.600%,  4/15/2048 59,691
Anthem, Inc.
525,000 3.125%,  5/15/2050 530,991
415,000 4.625%,  5/15/2042 508,691
Archer-Daniels-Midland Company
415,000 2.700%,  9/15/2051 405,823
AstraZeneca plc
460,000 3.000%,  5/28/2051 474,478
480,000 1.375%,  8/6/2030 456,778
Bausch Health Companies, Inc.
350,000 5.000%,  2/15/2029
i
325,937
Becton, Dickinson and Company
350,000 3.794%,  5/20/2050 391,050
375,000 3.700%,  6/6/2027 415,270
Bunge, Ltd. Finance Corporation
500,000 2.750%,  5/14/2031 506,626
Principal
Amount Long-Term Fixed Income (13.3%) Value
Consumer Non-Cyclical (0.5%) - continued
Campbell Soup Company
$ 200,000 2.375%,  4/24/2030 $ 201,333
Cargill, Inc.
300,000 3.250%,  5/23/2029
i
324,760
Centene Corporation
155,000 4.250%,  12/15/2027 162,231
165,000 4.625%,  12/15/2029 179,817
390,000 3.000%,  10/15/2030 399,750
100,000 2.500%,  3/1/2031 98,625
460,000 2.625%,  8/1/2031 456,890
Central Garden & Pet Company
280,000 4.125%,  10/15/2030 286,300
Cigna Corporation
590,000 4.800%,  8/15/2038 722,073
Comcast Corporation
317,000 2.987%,  11/1/2063
i
297,059
Community Health Systems, Inc.
110,000 5.625%,  3/15/2027
i
115,184
150,000 6.000%,  1/15/2029
i
159,000
280,000 6.875%,  4/15/2029
i
280,658
Conagra Brands, Inc.
455,000 4.300%,  5/1/2024 493,251
Constellation Brands, Inc.
470,000 3.600%,  2/15/2028 516,413
250,000 2.875%,  5/1/2030 260,061
CVS Health Corporation
600,000 3.625%,  4/1/2027 660,782
1,440,000 4.875%,  7/20/2035 1,749,327
DaVita, Inc.
340,000 4.625%,  6/1/2030
i
349,728
Edgewell Personal Care Company
160,000 5.500%,  6/1/2028
i
168,981
Eli Lilly and Company
380,000 2.500%,  9/15/2060 347,395
Encompass Health Corporation
320,000 4.500%,  2/1/2028 330,400
Endo Finance, LLC
105,000 9.500%,  7/31/2027
g,i
105,233
Energizer Holdings, Inc.
250,000 4.750%,  6/15/2028
i
254,311
General Mills, Inc.
320,000 2.875%,  4/15/2030 336,333
H. J. Heinz Company
80,000 5.200%,  7/15/2045 100,204
HCA, Inc.
745,000 5.375%,  2/1/2025 832,537
HLF Financing Sarl, LLC
280,000 4.875%,  6/1/2029
i
280,000
Humana, Inc.
170,000 2.150%,  2/3/2032 166,068
Illumina, Inc.
125,000 9.000%,  7/1/2028
i
137,812
Imperial Brands Finance plc
825,000 3.875%,  7/26/2029
i
887,991
JBS USA Food Company
90,000 5.750%,  1/15/2028
i
94,501
JBS USA, LLC
105,000 6.500%,  4/15/2029
i
117,337
280,000 5.500%,  1/15/2030
i
311,422
Keurig Dr. Pepper, Inc.
375,000 3.350%,  3/15/2051 389,271
550,000 3.200%,  5/1/2030 592,329

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.3%) Value
Consumer Non-Cyclical (0.5%) - continued
Kimberly-Clark Corporation
$ 450,000 3.100%,  3/26/2030 $ 492,782
300,000 3.900%,  5/4/2047 359,438
Kraft Foods Group, Inc.
390,000 5.000%,  6/4/2042 478,273
Kraft Heinz Foods Company
415,000 4.625%,  1/30/2029 473,773
380,000 3.750%,  4/1/2030 414,050
10,000 4.250%,  3/1/2031 11,305
460,000 4.375%,  6/1/2046 523,397
Mattel, Inc.
255,000 3.375%,  4/1/2026
i
262,930
Molina Healthcare, Inc.
280,000 4.375%,  6/15/2028
i
291,306
Mondelez International, Inc.
180,000 2.750%,  4/13/2030 188,340
Mozart Debt Merger Sub, Inc.
378,000 3.875%,  4/1/2029
d,i
378,000
280,000 5.250%,  10/1/2029
d,i
284,900
MPH Acquisition Holdings, LLC
207,000 5.750%,  11/1/2028
g,i
194,990
Mylan, Inc.
675,000 4.550%,  4/15/2028 770,435
Ortho-Clinical Diagnostics, Inc.
160,000 7.250%,  2/1/2028
i
171,220
Par Pharmaceutical, Inc.
230,000 7.500%,  4/1/2027
i
234,313
Pilgrim's Pride Corporation
202,000 3.500%,  3/1/2032
i
205,409
Reynolds American, Inc.
512,000 5.700%,  8/15/2035 612,797
Roche Holdings, Inc.
336,000 4.000%,  11/28/2044
i
408,344
Royalty Pharma plc
500,000 3.550%,  9/2/2050 491,165
Scotts Miracle-Gro Company
270,000 4.500%,  10/15/2029 282,150
SEG Holding, LLC
320,000 5.625%,  10/15/2028
i
333,600
Simmons Foods, Inc.
255,000 4.625%,  3/1/2029
i
256,913
Spectrum Brands, Inc.
130,000 5.000%,  10/1/2029
i
139,750
120,000 5.500%,  7/15/2030
i
132,900
Syneos Health, Inc.
240,000 3.625%,  1/15/2029
i
239,328
Sysco Corporation
600,000 6.600%,  4/1/2040 876,545
Teleflex, Inc.
155,000 4.250%,  6/1/2028
i
161,059
Tenet Healthcare Corporation
86,000 4.625%,  7/15/2024 87,290
570,000 5.125%,  11/1/2027
i
594,225
110,000 6.125%,  10/1/2028
i
115,552
Teva Pharmaceutical Finance
Netherlands III BV
175,000 2.800%,  7/21/2023 173,957
165,000 3.150%,  10/1/2026 157,988
Thermo Fisher Scientific, Inc.
360,000 4.133%,  3/25/2025 396,071
285,000 2.000%,  10/15/2031 278,830
TreeHouse Foods, Inc.
118,000 4.000%,  9/1/2028
g
115,483
Principal
Amount Long-Term Fixed Income (13.3%) Value
Consumer Non-Cyclical (0.5%) - continued
Tyson Foods, Inc.
$ 236,000 3.550%,  6/2/2027 $ 260,382
United Natural Foods, Inc.
230,000 6.750%,  10/15/2028
i
248,975
UnitedHealth Group, Inc.
460,000 4.625%,  7/15/2035 571,488
VRX Escrow Corporation
616,000 6.125%,  4/15/2025
i
628,720
Zoetis, Inc.
468,000 4.700%,  2/1/2043 595,440
Total 38,026,213
Energy (0.3%)
Antero Resources Corporation
250,000 5.375%,  3/1/2030
i
263,287
Apache Corporation
75,000 4.875%,  11/15/2027 81,789
260,000 4.375%,  10/15/2028 281,125
85,000 5.100%,  9/1/2040 95,198
Archrock Partners, LP
250,000 6.250%,  4/1/2028
i
258,556
BP Capital Markets America, Inc.
345,000 2.939%,  6/4/2051 326,196
400,000 3.543%,  4/6/2027 440,648
Buckeye Partners, LP
200,000 4.125%,  3/1/2025
i
207,252
150,000 3.950%,  12/1/2026 153,000
Canadian Natural Resources, Ltd.
195,000 2.050%,  7/15/2025 199,649
265,000 2.950%,  7/15/2030 274,366
Cenovus Energy, Inc.
100,000 5.375%,  7/15/2025 113,906
Cheniere Energy Partners, LP
84,000 3.250%,  1/31/2032
i
84,277
Chevron USA, Inc.
345,000 5.050%,  11/15/2044 459,075
CNX Resources Corporation
140,000 6.000%,  1/15/2029
i
148,050
Comstock Resources, Inc.
175,000 5.875%,  1/15/2030
i
182,000
ConocoPhillips
590,000 6.500%,  2/1/2039 860,333
Continental Resources, Inc.
120,000 4.375%,  1/15/2028 132,750
150,000 5.750%,  1/15/2031
i
181,312
Devon Energy Corporation
834,000 4.500%,  1/15/2030
i
908,966
Diamondback Energy, Inc.
550,000 3.500%,  12/1/2029 588,190
DT Midstream, Inc.
210,000 4.125%,  6/15/2029
i
212,953
70,000 4.375%,  6/15/2031
i
72,100
Enagas SA
330,000 5.500%,  1/15/2028
i
337,838
Encana Corporation
120,000 6.625%,  8/15/2037 164,573
Endeavor Energy Resources, LP
170,000 5.750%,  1/30/2028
i
178,925
Energean Israel Finance, Ltd.
220,000 4.500%,  3/30/2024
i
224,400
Energy Transfer Operating, LP
600,000 6.000%,  6/15/2048 761,369

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.3%) Value
Energy (0.3%) - continued
Energy Transfer Partners, LP
$ 265,000 4.900%,  3/15/2035 $ 303,779
250,000 5.150%,  2/1/2043 279,540
EnLink Midstream Partners, LP
250,000 4.850%,  7/15/2026 262,425
105,000 5.600%,  4/1/2044 100,275
Enterprise Products Operating,
LLC
600,000 3.300%,  2/15/2053 585,145
172,000 5.100%,  2/15/2045 214,012
EQM Midstream Partners, LP
285,000 6.500%,  7/1/2027
i
320,554
EQT Corporation
70,000 3.125%,  5/15/2026
i
71,758
310,000 3.900%,  10/1/2027 335,491
Equinor ASA
315,000 3.000%,  4/6/2027 339,269
Exxon Mobil Corporation
700,000 3.452%,  4/15/2051 744,400
Genesis Energy, LP
120,000 6.500%,  10/1/2025 119,400
70,000 8.000%,  1/15/2027 70,875
Halliburton Company
500,000 2.920%,  3/1/2030 517,105
Harvest Midstream, LP
290,000 7.500%,  9/1/2028
i
308,893
Hess Midstream Operations, LP
190,000 5.625%,  2/15/2026
i
197,125
Hilcorp Energy I, LP
230,000 5.750%,  2/1/2029
i
236,325
ITT Holdings, LLC
200,000 6.500%,  8/1/2029
i
201,750
Laredo Petroleum, Inc.
345,000 7.750%,  7/31/2029
i
345,862
Magellan Midstream Partners, LP
315,000 5.000%,  3/1/2026 359,359
Marathon Petroleum Corporation
230,000 6.500%,  3/1/2041 318,262
MPLX, LP
325,000 4.875%,  12/1/2024 359,986
458,000 4.875%,  6/1/2025 511,826
Murphy Oil Corporation
150,000 5.875%,  12/1/2027 156,113
Nabors Industries, Ltd.
265,000 7.250%,  1/15/2026
i
257,739
National Fuel Gas Company
525,000 5.500%,  1/15/2026 604,721
Newfield Exploration Company
590,000 5.625%,  7/1/2024 654,219
280,000 5.375%,  1/1/2026 316,585
NGL Energy Operating, LLC
150,000 7.500%,  2/1/2026
i
152,813
NGL Energy Partners, LP
150,000 7.500%,  11/1/2023 145,775
NuStar Logistics, LP
240,000 5.750%,  10/1/2025 258,600
Oasis Petroleum, Inc.
175,000 6.375%,  6/1/2026
i
183,313
Occidental Petroleum Corporation
250,000 3.400%,  4/15/2026 256,408
75,000 8.500%,  7/15/2027 93,932
500,000 3.500%,  8/15/2029 508,560
160,000 6.450%,  9/15/2036 201,300
Principal
Amount Long-Term Fixed Income (13.3%) Value
Energy (0.3%) - continued
$ 410,000 4.400%,  4/15/2046 $ 408,914
ONEOK, Inc.
480,000 2.200%,  9/15/2025 490,390
Ovintiv, Inc.
80,000 7.375%,  11/1/2031 108,516
PBF Holding Company, LLC
110,000 9.250%,  5/15/2025
i
104,225
Pioneer Natural Resources
Company
225,000 4.450%,  1/15/2026 251,037
Precision Drilling Corporation
175,000 6.875%,  1/15/2029
i
182,778
Qatar Petroleum
460,000 3.125%,  7/12/2041
i
459,779
Sabine Pass Liquefaction, LLC
26,000 5.625%,  4/15/2023 27,631
575,000 4.500%,  5/15/2030 662,751
Schlumberger Holdings
Corporation
280,000 4.000%,  12/21/2025
i
308,562
SM Energy Company
105,000 6.500%,  7/15/2028
g
108,709
Southwestern Energy Company
140,000 5.375%,  2/1/2029
i
149,773
Sunoco Logistics Partners
Operations, LP
475,000 4.000%,  10/1/2027 524,049
Sunoco, LP
285,000 5.875%,  3/15/2028 300,675
Targa Resources Partners, LP
180,000 5.375%,  2/1/2027 186,516
105,000 5.000%,  1/15/2028 110,250
55,000 4.875%,  2/1/2031 59,331
Teine Energy, Ltd.
150,000 6.875%,  4/15/2029
i
152,250
Transocean Proteus, Ltd.
82,500 6.250%,  12/1/2024
i
82,500
Transocean, Inc.
140,000 11.500%,  1/30/2027
i
144,200
USA Compression Partners, LP
120,000 6.875%,  4/1/2026 124,944
Venture Global Calcasieu Pass,
LLC
205,000 3.875%,  8/15/2029
i
211,160
125,000 4.125%,  8/15/2031
i
130,313
Vine Energy Holdings, LLC
145,000 6.750%,  4/15/2029
i
156,510
W&T Offshore, Inc.
88,000 9.750%,  11/1/2023
i
83,738
Western Gas Partners, LP
472,000 4.000%,  7/1/2022 479,189
Western Midstream Operating, LP
240,000 3.950%,  6/1/2025 253,624
130,000 5.500%,  8/15/2048 152,100
Williams Companies, Inc.
500,000 7.500%,  1/15/2031 695,138
Total 26,195,129
Financials (1.0%)
ABN AMRO Bank NV
450,000 4.750%,  7/28/2025
i
498,874
ACE INA Holdings, Inc.
335,000 4.350%,  11/3/2045 421,319

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.3%) Value
Financials (1.0%) - continued
AerCap Ireland Capital DAC
$ 420,000 3.500%,  1/15/2025 $ 441,928
575,000 3.875%,  1/23/2028 617,330
Air Lease Corporation
690,000 3.000%,  2/1/2030 700,147
Aircastle, Ltd.
300,000 5.250%,  8/11/2025
i
335,410
480,000 2.850%,  1/26/2028
i
486,125
Alliant Holdings Intermediate, LLC
70,000 6.750%,  10/15/2027
i
72,450
Ally Financial, Inc.
680,000 5.750%,  11/20/2025 777,545
460,000 8.000%,  11/1/2031 663,471
Altice Financing SA
95,000 5.750%,  8/15/2029
i
92,020
American Finance Trust, Inc.
168,000 4.500%,  9/30/2028
d,i
168,000
American Homes 4 Rent, LP
480,000 2.375%,  7/15/2031 475,480
American International Group, Inc.
336,000 4.125%,  2/15/2024 362,713
220,000 3.750%,  7/10/2025 239,475
650,000 3.900%,  4/1/2026 721,073
AmWINS Group, Inc.
140,000 4.875%,  6/30/2029
i
141,967
Ares Capital Corporation
425,000 3.875%,  1/15/2026 454,507
250,000 2.150%,  7/15/2026 250,665
Australia and New Zealand
Banking Group, Ltd.
450,000 2.950%,  7/22/2030
b,i
467,757
Aviation Capital Group, LLC
480,000 5.500%,  12/15/2024
i
537,965
Avolon Holdings Funding, Ltd.
350,000 5.250%,  5/15/2024
i
382,357
125,000 4.250%,  4/15/2026
i
134,446
Banco Santander Mexico SA
400,000 5.375%,  4/17/2025
i
447,080
Banco Santander SA
600,000
1.239%,  (LIBOR 3M +
1.120%), 4/12/2023
b
608,158
600,000 1.722%,  9/14/2027
b
597,212
Bank of America Corporation
10,000 3.550%,  3/5/2024
b
10,424
350,000 4.200%,  8/26/2024 382,841
470,000 4.000%,  1/22/2025 510,733
650,000 3.458%,  3/15/2025
b
691,543
275,000 1.734%,  7/22/2027
b
276,132
500,000 3.824%,  1/20/2028
b
551,775
230,000 2.087%,  6/14/2029
b
229,631
600,000 2.496%,  2/13/2031
b
607,194
400,000 2.592%,  4/29/2031
b
408,251
650,000 1.922%,  10/24/2031
b
625,281
600,000 4.244%,  4/24/2038
b
702,000
Barclays plc
625,000 4.972%,  5/16/2029
b
726,636
665,000 3.564%,  9/23/2035
b
689,920
BPCE SA
440,000 3.500%,  10/23/2027
i
474,757
Camden Property Trust
900,000 3.150%,  7/1/2029 972,154
CANPACK SA
290,000 3.125%,  11/1/2025
i
294,712
Principal
Amount Long-Term Fixed Income (13.3%) Value
Financials (1.0%) - continued
Capital One Financial Corporation
$ 500,000 4.200%,  10/29/2025 $ 554,157
Cascades USA, Inc.
165,000 5.125%,  1/15/2026
i
175,406
Chobani, LLC
310,000 4.625%,  11/15/2028
i
320,075
CIT Group, Inc.
505,000 5.250%,  3/7/2025 562,444
360,000 6.125%,  3/9/2028 435,193
Citigroup, Inc.
735,000 4.400%,  6/10/2025 812,966
348,000 3.200%,  10/21/2026 375,205
345,000 1.462%,  6/9/2027
b
342,967
720,000 3.668%,  7/24/2028
b
791,427
236,000 4.125%,  7/25/2028 263,433
500,000 3.520%,  10/27/2028
b
543,691
348,000 4.650%,  7/23/2048 448,903
CNA Financial Corporation
250,000 3.900%,  5/1/2029 278,733
Coinbase Global, Inc.
56,000 3.625%,  10/1/2031
i
53,235
Commerzbank AG
400,000 8.125%,  9/19/2023
i
450,687
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
416,000 4.625%,  12/1/2023 450,775
Credit Acceptance Corporation
250,000 5.125%,  12/31/2024
i
257,500
Credit Agricole SA
300,000 6.875%,  9/23/2024
b,i,l
333,750
Credit Suisse Group AG
350,000 7.250%,  9/12/2025
b,i,l
387,957
750,000 2.193%,  6/5/2026
b,i
764,077
Danske Bank AS
200,000 0.976%,  9/10/2025
b,i
199,664
675,000 3.244%,  12/20/2025
b,i
717,092
Deutsche Bank AG
500,000 3.729%,  1/14/2032
b
516,242
Discover Bank
400,000 2.450%,  9/12/2024 417,127
600,000 4.682%,  8/9/2028
b
638,273
Diversified Healthcare Trust
175,000 4.375%,  3/1/2031 169,267
Drawbridge Special Opportunities
Fund, LP
320,000 3.875%,  2/15/2026
i
328,798
Duke Realty, LP
450,000 2.875%,  11/15/2029 474,108
ERP Operating, LP
90,000 3.375%,  6/1/2025 96,694
First Horizon Bank
115,000 5.750%,  5/1/2030 140,487
First Horizon National Corporation
460,000 4.000%,  5/26/2025 501,915
Fortress Transportation and
Infrastructure Investors, LLC
150,000 6.500%,  10/1/2025
i
154,407
100,000 5.500%,  5/1/2028
i
100,672
FS KKR Capital Corporation
230,000 4.250%,  2/14/2025
i
242,938
600,000 3.400%,  1/15/2026 626,929
GE Capital Funding, LLC
450,000 4.400%,  5/15/2030 521,424

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.3%) Value
Financials (1.0%) - continued
GE Capital International Funding
Company
$ 1,240,000 4.418%,  11/15/2035 $ 1,488,065
Global Net Lease, Inc.
300,000 3.750%,  12/15/2027
i
297,884
Goldman Sachs Group, Inc.
700,000 3.625%,  2/20/2024 745,944
120,000 1.992%,  1/27/2032
b
115,720
790,000 4.750%,  10/21/2045 1,020,064
HCP, Inc.
11,000 3.400%,  2/1/2025 11,731
HCRX Investments Holdco, LP
85,000 4.500%,  8/1/2029
i
85,425
HSBC Holdings plc
750,000 3.803%,  3/11/2025
b
799,967
425,000 3.900%,  5/25/2026 468,118
Icahn Enterprises, LP
205,000 6.375%,  12/15/2025 210,330
285,000 5.250%,  5/15/2027 295,687
iStar, Inc.
265,000 4.250%,  8/1/2025 275,263
J.P. Morgan Chase & Company
750,000 3.875%,  9/10/2024 815,460
265,000 3.125%,  1/23/2025 281,663
230,000 0.824%,  6/1/2025
b
229,959
375,000 1.040%,  2/4/2027
b
367,897
384,000 1.578%,  4/22/2027
b
384,779
675,000 4.203%,  7/23/2029
b
767,847
400,000 2.522%,  4/22/2031
b
408,081
500,000 1.953%,  2/4/2032
b
482,361
770,000 3.882%,  7/24/2038
b
886,301
512,000 3.157%,  4/22/2042
b
531,577
Jefferies Finance, LLC
240,000 5.000%,  8/15/2028
i
243,300
Kimco Realty Corporation
510,000 3.300%,  2/1/2025 543,720
Lloyds Banking Group plc
70,000 2.907%,  11/7/2023
b
71,819
925,000 3.870%,  7/9/2025
b
997,325
LPL Holdings, Inc.
180,000 4.000%,  3/15/2029
i
184,887
MGM Growth Properties Operating
Partnership, LP
170,000 4.625%,  6/15/2025
i
183,175
140,000 5.750%,  2/1/2027 161,000
Mitsubishi UFJ Financial Group,
Inc.
600,000 3.287%,  7/25/2027 654,861
800,000 2.048%,  7/17/2030 786,624
Mizuho Financial Group, Inc.
660,000 1.979%,  9/8/2031
b
637,101
Morgan Stanley
250,000 2.188%,  4/28/2026
b
258,126
540,000 4.350%,  9/8/2026 609,503
720,000 3.591%,  7/22/2028
b
789,579
100,000 3.772%,  1/24/2029
b
110,652
720,000 3.622%,  4/1/2031
b
793,560
360,000 2.802%,  1/25/2052
b
346,028
MPT Operating Partnership, LP
255,000 4.625%,  8/1/2029 273,615
Nasdaq, Inc.
335,000 3.250%,  4/28/2050 337,549
295,000 3.850%,  6/30/2026 327,172
Principal
Amount Long-Term Fixed Income (13.3%) Value
Financials (1.0%) - continued
Nationwide Building Society
$ 400,000 3.622%,  4/26/2023
b,i
$ 406,955
Natwest Group plc
445,000 3.032%,  11/28/2035
b
445,590
Navient Corporation
145,000 5.500%,  1/25/2023 151,525
70,000 5.000%,  3/15/2027 72,100
70,000 4.875%,  3/15/2028 70,569
NFP Corporation
95,000 6.875%,  8/15/2028
i
97,000
Omega Healthcare Investors, Inc.
416,000 3.625%,  10/1/2029 437,691
375,000 3.375%,  2/1/2031 381,817
OneMain Finance Corporation
105,000 3.500%,  1/15/2027 105,047
Owl Rock Capital Corporation
115,000 4.250%,  1/15/2026 123,430
625,000 3.400%,  7/15/2026 650,895
Owl Rock Technology Finance
Corporation
115,000 4.750%,  12/15/2025
i
125,712
Park Aerospace Holdings, Ltd.
350,000 4.500%,  3/15/2023
i
365,729
Park Intermediate Holdings, LLC
75,000 4.875%,  5/15/2029
i
77,192
PennyMac Financial Services, Inc.
190,000 4.250%,  2/15/2029
i
180,894
Playtika Holding Corporation
140,000 4.250%,  3/15/2029
i
140,447
Principal Life Global Funding II
375,000 1.250%,  8/16/2026
i
372,674
Prudential Financial, Inc.
675,000 3.700%,  3/13/2051 769,268
Quicken Loans, LLC
190,000 3.625%,  3/1/2029
i
192,137
Radian Group, Inc.
145,000 4.875%,  3/15/2027 158,031
Realty Income Corporation
475,000 4.125%,  10/15/2026 532,981
250,000 1.800%,  3/15/2033 236,604
Regency Centers, LP
720,000 4.125%,  3/15/2028 806,385
Reinsurance Group of America,
Inc.
510,000 4.700%,  9/15/2023 548,409
Royal Bank of Scotland Group plc
500,000 6.000%,  12/29/2025
b,l
559,565
475,000 4.445%,  5/8/2030
b
543,357
Santander UK Group Holdings plc
460,000 1.673%,  6/14/2027
b
458,041
Service Properties Trust
110,000 4.750%,  10/1/2026 108,900
165,000 4.950%,  2/15/2027 164,587
150,000 5.500%,  12/15/2027 159,857
Simon Property Group, LP
600,000 3.800%,  7/15/2050 661,189
Societe Generale SA
354,000 4.750%,  11/24/2025
i
392,852
Spirit Realty, LP
600,000 2.100%,  3/15/2028 596,881
Springleaf Finance Corporation
220,000 6.875%,  3/15/2025 247,225
230,000 6.625%,  1/15/2028 264,500

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.3%) Value
Financials (1.0%) - continued
Sumitomo Mitsui Financial Group,
Inc.
$ 336,000 3.010%,  10/19/2026 $ 360,305
375,000 1.710%,  1/12/2031 357,676
Sumitomo Mitsui Trust Bank, Ltd.
480,000 0.800%,  9/16/2024
i
478,977
Synchrony Financial
155,000 4.250%,  8/15/2024 167,494
350,000 3.950%,  12/1/2027 386,086
Truist Financial Corporation
230,000 1.887%,  6/7/2029
b
229,776
UBS Group Funding Jersey, Ltd.
336,000 4.125%,  9/24/2025
i
371,207
UDR, Inc.
400,000 2.100%,  8/1/2032 383,684
United Wholesale Mortgage, LLC
210,000 5.500%,  4/15/2029
i
203,890
VEREIT Operating Partnership, LP
500,000 2.850%,  12/15/2032 519,430
VICI Properties, LP
150,000 4.250%,  12/1/2026
i
156,650
80,000 3.750%,  2/15/2027
i
82,800
105,000 4.625%,  12/1/2029
i
112,875
Voya Financial, Inc.
425,000 3.125%,  7/15/2024 450,377
Wells Fargo & Company
550,000 4.125%,  8/15/2023 585,741
350,000 3.000%,  2/19/2025 371,482
450,000 3.000%,  4/22/2026 482,801
450,000 3.000%,  10/23/2026 482,296
550,000 2.393%,  6/2/2028
b
567,292
310,000 4.900%,  11/17/2045 392,529
Welltower, Inc.
345,000 2.050%,  1/15/2029 342,737
Total 72,069,936
Mortgage-Backed Securities (3.6%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
750,000 1.500%,  11/1/2035
d
756,504
18,150,000 1.500%,  10/15/2036
d
18,329,373
55,000,000 2.000%,  11/1/2036
d
56,568,359
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
66,150,000 2.000%,  11/1/2051
d,m
66,209,432
66,269,000 2.500%,  11/1/2051
d
68,197,531
14,900,000 3.000%,  11/1/2047
d
15,571,437
2,425,000 3.000%,  10/1/2049
d
2,537,440
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
29,800,000 2.500%,  10/1/2051
d
30,762,680
13,075,000 2.500%,  11/1/2051
d
13,473,890
Total 272,406,646
Technology (0.3%)
Analog Devices, Inc.
525,000 2.950%,  10/1/2051
d
524,818
Apple, Inc.
300,000 3.000%,  2/9/2024 316,409
640,000 3.000%,  6/20/2027 700,636
Principal
Amount Long-Term Fixed Income (13.3%) Value
Technology (0.3%) - continued
$ 835,000 3.750%,  9/12/2047 $ 965,410
Applied Materials, Inc.
240,000 3.300%,  4/1/2027 263,783
Baidu, Inc.
500,000 3.425%,  4/7/2030 529,314
Black Knight InfoServ, LLC
252,000 3.625%,  9/1/2028
i
253,260
Broadcom Corporation
185,000 3.875%,  1/15/2027 203,300
Broadcom, Inc.
250,000 5.000%,  4/15/2030 291,941
206,000 3.469%,  4/15/2034
i
212,126
500,000 3.187%,  11/15/2036
i
498,548
CommScope Technologies
Finance, LLC
177,000 6.000%,  6/15/2025
i
179,212
CommScope, Inc.
160,000 7.125%,  7/1/2028
i
163,275
Dell International, LLC
950,000 6.020%,  6/15/2026 1,130,051
230,000 8.350%,  7/15/2046 373,027
Fiserv, Inc.
775,000 2.250%,  6/1/2027 799,373
480,000 2.650%,  6/1/2030 491,158
Gartner, Inc.
140,000 3.625%,  6/15/2029
i
141,064
235,000 3.750%,  10/1/2030
i
241,862
Hewlett Packard Enterprise
Company
475,000 4.650%,  10/1/2024 524,732
Iron Mountain, Inc.
320,000 4.875%,  9/15/2029
i
335,200
250,000 5.250%,  7/15/2030
i
265,307
232,000 4.500%,  2/15/2031
i
235,318
Lam Research Corporation
600,000 2.875%,  6/15/2050 601,667
Microchip Technology, Inc.
230,000 0.983%,  9/1/2024
i
229,722
Micron Technology, Inc.
275,000 2.497%,  4/24/2023 283,052
460,000 4.663%,  2/15/2030 530,955
Microsoft Corporation
720,000 3.041%,  3/17/2062 760,557
890,000 3.700%,  8/8/2046 1,051,689
MSCI, Inc.
200,000 4.000%,  11/15/2029
i
211,740
NCR Corporation
450,000 6.125%,  9/1/2029
i
488,250
NVIDIA Corporation
675,000 3.500%,  4/1/2040 748,547
NXP Funding, LLC
250,000 5.550%,  12/1/2028
i
303,263
256,000 4.300%,  6/18/2029
i
290,153
250,000 2.500%,  5/11/2031
i
252,327
250,000 3.250%,  5/11/2041
i
258,206
Open Text Corporation
290,000 4.125%,  2/15/2030
i
297,975
Oracle Corporation
230,000 3.950%,  3/25/2051 242,562
600,000 3.850%,  7/15/2036 651,860
625,000 3.600%,  4/1/2040 648,132
600,000 4.000%,  7/15/2046 635,626

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.3%) Value
Technology (0.3%) - continued
PTC, Inc.
$ 130,000 3.625%,  2/15/2025
i
$ 131,950
110,000 4.000%,  2/15/2028
i
112,887
Qorvo, Inc.
440,000 3.375%,  4/1/2031
i
463,936
Rackspace Technology Global,
Inc.
230,000 5.375%,  12/1/2028
g,i
225,975
Seagate HDD Cayman
347,000 3.125%,  7/15/2029
i
335,584
290,000 3.375%,  7/15/2031
i
282,750
Sensata Technologies, Inc.
340,000 3.750%,  2/15/2031
i
342,326
Shift4 Payments, LLC
80,000 4.625%,  11/1/2026
i
83,500
SS&C Technologies, Inc.
490,000 5.500%,  9/30/2027
i
517,407
Switch, Ltd.
240,000 3.750%,  9/15/2028
i
243,600
Teledyne Technologies, Inc.
384,000 2.250%,  4/1/2028 391,096
Texas Instruments, Inc.
580,000 4.150%,  5/15/2048 719,391
Tyco Electronics Group SA
120,000 3.450%,  8/1/2024 127,685
Viavi Solutions, Inc.
168,000 3.750%,  10/1/2029
i
168,370
VMware, Inc.
400,000 4.650%,  5/15/2027 459,308
345,000 1.800%,  8/15/2028 339,882
Total 23,071,054
Transportation (0.1%)
Air Canada
50,000 3.875%,  8/15/2026
i
50,453
Air Canada Pass Through Trust
79,356 3.875%,  3/15/2023
i
80,238
American Airlines, Inc.
170,000 11.750%,  7/15/2025
i
210,375
445,000 5.500%,  4/20/2026
i
467,806
50,000 5.750%,  4/20/2029
i
53,875
Avis Budget Car Rental, LLC
190,000 5.375%,  3/1/2029
g,i
200,811
Burlington Northern Santa Fe, LLC
355,000 5.750%,  5/1/2040 497,588
285,000 4.450%,  3/15/2043 355,691
CSX Corporation
360,000 3.800%,  4/15/2050 408,451
Delta Air Lines, Inc.
244,000 7.000%,  5/1/2025
i
284,565
756,000 4.750%,  10/20/2028
i
842,940
Southwest Airlines Company
500,000 5.125%,  6/15/2027 584,738
512,000 2.625%,  2/10/2030 519,351
United Airlines Pass Through Trust
10,000 3.700%,  12/1/2022 10,263
United Airlines, Inc.
230,000 4.375%,  4/15/2026
i
236,038
230,000 4.625%,  4/15/2029
i
237,694
United Parcel Service, Inc.
480,000 4.450%,  4/1/2030 571,310
Total 5,612,187
Principal
Amount Long-Term Fixed Income (13.3%) Value
U.S. Government & Agencies (4.4%)
U.S. Treasury Bonds
$ 880,000 1.625%,  11/15/2050 $ 790,591
20,205,000 2.250%,  11/15/2027 21,478,073
18,050,000 2.875%,  5/15/2028 19,907,881
5,830,000 5.250%,  11/15/2028 7,410,932
7,700,000 1.625%,  8/15/2029 7,842,570
900,000 1.500%,  2/15/2030 905,731
500,000 0.875%,  11/15/2030 474,492
160,000 1.125%,  2/15/2031 154,975
2,050,000 4.375%,  5/15/2040 2,852,703
7,430,000 1.375%,  11/15/2040 6,674,230
11,465,000 3.000%,  5/15/2042 13,404,645
25,124,000 2.500%,  5/15/2046 27,185,935
16,725,000 2.875%,  5/15/2049 19,565,637
U.S. Treasury Notes
15,930,000 0.125%,  10/31/2022 15,931,867
8,115,000 2.000%,  11/30/2022 8,291,248
38,300,000 0.125%,  12/31/2022 38,288,031
1,845,000 0.125%,  1/31/2023 1,844,063
11,580,000 2.500%,  3/31/2023 11,980,324
3,600,000 0.125%,  4/30/2023 3,595,219
275,000 0.125%,  7/31/2023 274,409
8,320,000 0.125%,  8/31/2023 8,297,900
350,000 0.125%,  10/15/2023 348,742
16,710,000 2.500%,  1/31/2024 17,537,667
1,460,000 2.125%,  7/31/2024 1,527,525
95,000 2.250%,  11/15/2024 99,991
13,150,000 2.125%,  11/30/2024 13,793,117
43,700,000 2.875%,  5/31/2025 47,126,012
12,650,000 2.625%,  1/31/2026 13,595,785
25,060,000 2.500%,  2/28/2026 26,821,052
300,000 0.750%,  1/31/2028 291,316
Total 338,292,663
Utilities (0.3%)
Ameren Illinois Company
450,000 4.500%,  3/15/2049 572,138
American Water Capital
Corporation
650,000 2.800%,  5/1/2030 681,787
Appalachian Power Company
238,000 3.300%,  6/1/2027 257,080
Arizona Public Service Company
50,000 3.500%,  12/1/2049 53,233
Berkshire Hathaway Energy
Company
375,000 4.500%,  2/1/2045 455,135
Calpine Corporation
345,000 4.500%,  2/15/2028
i
351,900
CenterPoint Energy Resources
Corporation
350,000 1.750%,  10/1/2030 336,232
CenterPoint Energy, Inc.
300,000 2.500%,  9/1/2024 313,691
420,000 4.250%,  11/1/2028 478,516
CMS Energy Corporation
236,000 2.950%,  2/15/2027 249,314
Commonwealth Edison Company
355,000 3.700%,  3/1/2045 400,063
180,000 4.350%,  11/15/2045 220,004
Consolidated Edison Company of
New York, Inc.
550,000 4.125%,  5/15/2049 637,969

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.3%) Value
Utilities (0.3%) - continued
Consolidated Edison, Inc.
$ 168,000 4.500%,  12/1/2045 $ 203,290
Consumers Energy Company
550,000 4.350%,  4/15/2049 684,247
DTE Electric Company
265,000 3.700%,  3/15/2045 299,761
360,000 3.700%,  6/1/2046 403,678
Duke Energy Carolinas, LLC
440,000 3.700%,  12/1/2047 488,662
Duke Energy Corporation
448,000 3.750%,  9/1/2046 478,385
Duke Energy Florida, LLC
320,000 3.200%,  1/15/2027 346,898
Duke Energy Indiana, LLC
450,000 3.750%,  5/15/2046 499,074
Edison International
675,000 5.750%,  6/15/2027 777,204
Enel Finance International NV
345,000 1.875%,  7/12/2028
i
343,585
Exelon Corporation
375,000 4.700%,  4/15/2050 473,863
240,000 5.100%,  6/15/2045 314,857
336,000 4.450%,  4/15/2046 405,806
FirstEnergy Corporation
150,000 3.350%,  7/15/2022 151,777
ITC Holdings Corporation
67,000 4.050%,  7/1/2023 70,321
224,000 5.300%,  7/1/2043 292,277
Jersey Central Power & Light
Company
200,000 2.750%,  3/1/2032
i
204,880
Mississippi Power Company
340,000 3.950%,  3/30/2028 378,790
National Rural Utilities Cooperative
Finance Corporation
295,000 3.900%,  11/1/2028 332,252
575,000 3.700%,  3/15/2029 640,859
NextEra Energy Operating
Partners, LP
320,000 3.875%,  10/15/2026
i
340,240
NiSource Finance Corporation
415,000 5.650%,  2/1/2045 569,282
NiSource, Inc.
550,000 3.600%,  5/1/2030 602,951
NRG Energy, Inc.
340,000 3.375%,  2/15/2029
i
335,556
100,000 5.250%,  6/15/2029
i
106,375
Pacific Gas and Electric Company
350,000 3.300%,  12/1/2027 360,228
360,000 4.550%,  7/1/2030 389,279
256,000 3.250%,  6/1/2031 255,070
PG&E Corporation
160,000 5.000%,  7/1/2028
g
163,000
PPL Electric Utilities Corporation
354,000 3.950%,  6/1/2047 419,627
Public Service Electric & Gas
Company
350,000 3.000%,  5/15/2027 379,991
San Diego Gas and Electric
Company
500,000 4.150%,  5/15/2048 600,086
Principal
Amount Long-Term Fixed Income (13.3%) Value
Utilities (0.3%) - continued
South Carolina Electric & Gas
Company
$ 350,000 5.100%,  6/1/2065 $ 502,405
Southern California Edison
Company
485,000 4.000%,  4/1/2047 520,088
Southern Company
325,000 3.250%,  7/1/2026 349,722
Southern Company Gas Capital
Corporation
140,000 4.400%,  5/30/2047 164,577
Southwestern Electric Power
Company
180,000 3.900%,  4/1/2045 196,880
Suburban Propane Partners, LP
310,000 5.875%,  3/1/2027 323,175
Talen Energy Supply, LLC
160,000 7.625%,  6/1/2028
i
150,000
TerraForm Power Operating, LLC
305,000 5.000%,  1/31/2028
i
327,494
Virginia Electric and Power
Company
425,000 4.600%,  12/1/2048 544,219
Vistra Operations Company, LLC
300,000 5.000%,  7/31/2027
i
309,750
Total 20,707,523
Total Long-Term Fixed Income
(cost $975,969,615) 1,013,273,751
Shares
Collateral Held for Securities
Loaned ( 0.4% ) Value
33,232,445 Thrivent Cash Management Trust 33,232,445
Total Collateral Held for
Securities Loaned
(cost $33,232,445) 33,232,445
Shares or
Principal
Amount Short-Term Investments ( 9.2% ) Value
Federal Home Loan Bank Discount
Notes
4,200,000 0.036%, 10/6/2021
n,o
4,199,988
100,000 0.042%, 10/13/2021
n,o
99,999
600,000 0.040%, 10/20/2021
n,o
599,994
300,000 0.030%, 10/21/2021
n,o
299,997
600,000 0.035%, 10/22/2021
n,o
599,993
400,000 0.040%, 10/26/2021
n,o
399,994
1,900,000 0.040%, 10/27/2021
n,o
1,899,973
900,000 0.040%, 11/3/2021
n,o
899,967
200,000 0.040%, 11/12/2021
n,o
199,991
200,000 0.040%, 11/15/2021
n,o
199,990
7,000,000 0.040%, 11/17/2021
n,o
6,999,634
21,600,000 0.040%, 11/18/2021
n,o
21,598,848
11,400,000 0.025%, 12/21/2021
n,o
11,398,974
2,100,000 0.034%, 12/27/2021
n,o
2,099,797
38,100,000 0.025%, 12/28/2021
n,o
38,096,276
300,000 0.020%, 1/5/2022
n,o
299,968
Thrivent Core Short-Term Reserve
Fund
60,054,578 0.120% 600,545,783

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (9.2%) Value
U.S. Treasury Bills
1,000,000 0.050%, 11/2/2021
n,p
$ 999,948
500,000 0.047%, 11/4/2021
n,p
499,965
13,800,000 0.045%, 11/18/2021
n,q
13,799,471
500,000 0.022%, 12/16/2021
n,q
499,962
Total Short-Term Investments
(cost $706,171,032) 706,238,512
Total Investments (cost
$6,077,193,029) 104.1% $7,955,749,920
Other Assets and Liabilities, Net
(4.1%) (314,619,059)
Total Net Assets 100.0% $7,641,130,861
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
September 30, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of September 30, 2021.
g All or a portion of the security is on loan.
h Non-income producing security.
i Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2021, the value of these investments was $184,939,471 or
2.4% of total net assets.
j Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 30, 2021.
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m All or a portion of the security was earmarked to cover
written options.
n The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p At September 30, 2021, $859,950 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
q All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Aggressive Allocation Portfolio as of September
30, 2021 was $426,489 or 0.01% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of September
30, 2021.
Security
Acquisition
Date Cost
Upstart Securitization Trust,
11/20/2030 10/1/2020 $ 424,393
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Portfolio as of September 30, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 2,978,515
Common Stock 29,254,107
Total lending $32,232,622
Gross amount payable upon return of
collateral for securities loaned $33,232,445
Net amounts due to counterparty $999,823
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2021, in valuing Moderately Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 3,706,641 – 2,793,915 912,726
Capital Goods 9,500,197 – 8,274,510 1,225,687
Communications Services 10,664,760 – 10,335,585 329,175
Consumer Cyclical 8,131,844 – 8,131,844 –
Consumer Non-Cyclical 10,321,076 – 10,321,076 –
Energy 1,207,380 – 1,207,380 –
Financials 2,495,128 – 2,495,128 –
Technology 6,576,109 – 6,576,109 –
Transportation 2,885,379 – 2,885,379 –
Utilities 1,742,937 – 1,444,870 298,067
Registered Investment Companies
Unaffiliated 65,694,067 65,694,067 – –
Affiliated 3,053,255,252 3,053,255,252 – –
Common Stock
Communications Services 178,467,915 178,389,698 78,217 –
Consumer Discretionary 326,527,689 326,520,163 7,526 –
Consumer Staples 55,256,908 55,256,908 – –
Energy 48,119,135 48,119,135 – –
Financials 305,505,150 302,218,319 3,286,831 –
Health Care 344,594,739 344,594,739 – –
Industrials 351,575,366 347,373,621 4,201,745 –
Information Technology 661,821,093 660,962,468 858,625 –
Materials 72,192,922 69,931,880 2,261,036 6
Real Estate 110,218,849 110,218,849 – –
Utilities 33,725,040 33,725,040 – –
Long-Term Fixed Income
Asset-Backed Securities 65,358,491 – 65,358,491 –
Basic Materials 12,131,438 – 12,131,438 –
Capital Goods 18,429,753 – 18,429,753 –
Collateralized Mortgage Obligations 46,763,297 – 46,763,297 –
Commercial Mortgage-Backed Securities 8,146,524 – 8,146,524 –
Communications Services 32,801,642 – 32,801,642 –
Consumer Cyclical 33,261,255 – 33,261,255 –
Consumer Non-Cyclical 38,026,213 – 38,026,213 –
Energy 26,195,129 – 26,195,129 –
Financials 72,069,936 – 72,069,936 –
Mortgage-Backed Securities 272,406,646 – 272,406,646 –
Technology 23,071,054 – 23,071,054 –
Transportation 5,612,187 – 5,612,187 –
U.S. Government & Agencies 338,292,663 – 338,292,663 –
Utilities 20,707,523 – 20,707,523 –
Short-Term Investments 105,692,729 – 105,692,729 –
Subtotal Investments in Securities $6,783,152,056 $5,596,260,139 $1,184,126,256 $2,765,661
Other Investments  * Total
Affiliated Registered Investment Companies 538,819,636
Affiliated Short-Term Investments 600,545,783
Collateral Held for Securities Loaned 33,232,445
Subtotal Other Investments $1,172,597,864
Total Investments at Value $7,955,749,920
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
NASDAQ
-
National Association of Securities Dealers
Automated Quotations
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 39,600,989 39,600,989 – –
Total Asset Derivatives $39,600,989 $39,600,989 $– $–
Liability Derivatives
Futures Contracts 65,875,103 65,875,103 – –
Call Options Written 24,326 – – 24,326
Credit Default Swaps 708,805 – 708,805 –
Total Liability Derivatives $66,608,234 $65,875,103 $708,805 $24,326
The following table presents Moderately Aggressive Allocation Portfolio's futures contracts held as of September 30, 2021. Investments and/or cash totaling $90,811,383 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 428 December 2021 $ 57,162,572 ( $ 833,757)
CBOT 2-Yr. U.S. Treasury Note 686 December 2021 151,050,731 (93,214)
CBOT 5-Yr. U.S. Treasury Note 590 December 2021 72,885,278 (467,386)
CBOT U.S. Long Bond 318 December 2021 51,989,073 (1,357,510)
CME E-mini Russell 2000 Index 39 December 2021 4,367,580 (76,020)
CME E-mini S&P 500 Index 5,086 December 2021 1,140,063,445 (47,145,620)
CME E-mini S&P Mid-Cap 400 Index 16 December 2021 4,322,932 (109,812)
CME Euro Foreign Exchange Currency 1,400 December 2021 207,366,278 (4,366,278)
CME Ultra Long Term U.S. Treasury Bond 473 December 2021 93,601,766 (3,229,204)
Eurex Euro STOXX 50 Index 4,183 December 2021 201,436,940 (6,580,754)
ICE US mini MSCI Emerging Markets Index 297 December 2021 19,471,486 (974,326)
Ultra 10-Yr. U.S. Treasury Note 224 December 2021 33,177,222 (641,222)
Total Futures Long Contracts $ 2,036,895,303 ( $ 65,875,103)
CBOT 10-Yr. U.S. Treasury Note (109) December 2021 ( $ 14,568,235) $ 222,812
CBOT 5-Yr. U.S. Treasury Note (290) December 2021 (35,835,921) 240,686
CME E-mini NASDAQ 100 Index (417) December 2021 (129,697,216) 7,245,166
CME E-mini Russell 2000 Index (6,126) December 2021 (686,645,377) 12,540,337
CME E-mini S&P Mid-Cap 400 Index (1,968) December 2021 (532,364,507) 14,150,747
ICE mini MSCI EAFE Index (981) December 2021 (116,201,883) 5,005,533
Ultra 10-Yr. U.S. Treasury Note (59) December 2021 (8,765,458) 195,708
Total Futures Short Contracts ( $ 1,524,078,597) $39,600,989
Total Futures Contracts $ 512,816,706 ($26,274,114)

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Counterparty:
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Moderately Aggressive Allocation Portfolio's options contracts held as of September 30, 2021.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Unrealized
Appreciation/
(Depreciation)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (11.75) $ 101.43 October 2021 ( $ 11,760,557) ( $ 459) $ 76,650
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (11.75) 100.77
November
2021 (11,760,557) (23,867) 42,686
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($24,326) $119,336
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.
The following table presents Moderately Aggressive Allocation Portfolio's swaps contracts held as of September 30, 2021. Investments totaling
$14,299,433 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 37, 5 Year, at 5.00%, Quarterly Sell 12/20/2026 ( $ 151,730,000) $ – ( $ 708,805) ( $ 708,805)
Total Credit Default Swaps $– ($708,805) ($708,805)
1 As the buyer of protection, Moderately Aggressive Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately
Aggressive Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Aggressive Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
9/30/2021
Shares Held at
9/30/2021
% of Net
Assets
9/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $93,863 $2,957 $– $91,255 9,350 1.2%
Core Emerging Markets Equity 71,546 – – 71,121 6,068 0.9
Core International Equity 141,026 – 34,800 119,246 10,920 1.5
Core Low Volatility Equity 361,674 225 132,000 257,197 18,215 3.4
Global Stock 471,052 21,491 – 534,944 34,686 7.0
High Yield 63,326 2,213 – 65,632 14,045 0.9
Income 201,882 9,809 – 200,945 18,540 2.6
International Allocation 554,547 9,486 – 611,674 55,574 8.0
International Index 42,672 389 – 45,913 3,400 0.6
Large Cap Value 511,765 28,634 – 623,735 27,983 8.2
Limited Maturity Bond 105,124 1,242 – 105,800 10,527 1.4
Mid Cap Stock 586,630 39,747 – 700,138 27,453 9.2
Small Cap Stock 138,119 6,149 – 164,474 6,855 2.1
Total Affiliated Registered Investment
Companies 3,343,226 3,592,074 47.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% 417,729 1,207,862 1,025,045 600,546 60,055 7.8
Total Affiliated Short-Term Investments 417,729 600,546 7.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 59,725 665,052 691,545 33,232 33,232 0.4
Total Collateral Held for Securities Loaned 59,725 33,232 0.4
Total Value $3,820,680 $4,225,852
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 9/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(5,565) $ – $2,958
Core Emerging Markets Equity – (425) – –
Core International Equity 185 12,835 – –
Core Low Volatility Equity 7,103 20,195 225 –
Global Stock – 42,401 16,744 4,747
High Yield – 93 – 2,212
Income – (10,746) 5,639 4,170
International Allocation – 47,641 – 9,487
International Index – 2,852 297 92
Large Cap Value – 83,336 21,311 7,323
Limited Maturity Bond – (566) – 1,242
Mid Cap Stock – 73,761 38,139 1,607
Small Cap Stock – 20,206 4,863 1,286
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% (30) 30 – 640
Total Income/Non Income Cash from Affiliated
Investments $35,764
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 87
Total Affiliated Income from Securities Loaned, Net $87
Total Value $7,258 $286,048 $ 87,218

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 2.1% )
a
Value
Basic Materials (0.1%)
Ball Metalpack Finco , LLC, Term
Loan
$ 498,263
4.621%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 497,226
Flexsys , Inc./Ohio, Term Loan
1,325,000
0.000%,  (LIBOR 1M +
5.250%), 8/12/2028
b,c,d,e
1,318,375
Hexion , Inc., Term Loan
592,606
3.650%,  (LIBOR 3M +
3.500%), 7/1/2026
b
592,606
INEOS US Petrochem, LLC, Term
Loan
992,513
3.250%,  (LIBOR 1M +
2.750%), 1/29/2026
b
992,512
Innophos Holdings, Inc., Term
Loan
591,000
3.834%,  (LIBOR 1M +
3.750%), 2/7/2027
b,e
591,739
Nouryon USA, LLC, Term Loan
1,220,408
2.832%,  (LIBOR 1M +
2.750%), 10/1/2025
b
1,211,560
Pixelle Specialty Solutions, LLC,
Term Loan
1,078,860
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
1,076,390
Sparta US HoldCo , LLC, Term
Loan
195,000
4.250%,  (LIBOR 3M +
3.500%), 8/2/2028
b
195,244
Venator Finance SARL, Term Loan
704,496
3.084%,  (LIBOR 1M +
3.000%), 8/8/2024
b
694,225
Total 7,169,877
Capital Goods (0.4%)
Bingo Industries, Ltd., Term Loan
480,000
4.000%,  (LIBOR 3M +
3.500%), 8/9/2028
b,e
478,800
Flex Acquisition Company, Inc.,
Term Loan
1,301,498
3.145%,  (LIBOR 3M +
3.000%), 6/29/2025
b
1,293,221
593,513
4.000%,  (LIBOR 3M +
3.500%), 3/2/2028
b
592,112
Gemini HDPE, LLC, Term Loan
864,724
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
864,724
GFL Environmental, Inc., Term
Loan
908,138
3.500%,  (LIBOR 3M +
3.000%), 5/31/2025
b
909,273
Graham Packaging Company,
Inc., Term Loan
924,170
3.750%,  (LIBOR 1M +
3.000%), 8/4/2027
b
923,144
Grinding Media, Inc., Term Loan
1,345,000
0.000%,  (LIBOR 1M +
4.000%), 9/22/2028
b,c,d,e
1,346,681
Groupe Solmax , Inc., Term Loan
565,000
0.000%,  (LIBOR 1M +
4.750%), 7/23/2028
b,c,d
563,825
Principal
Amount Bank Loans (2.1%)
a
Value
Capital Goods (0.4%) - continued
Hyperion Materials &
Technologies, Inc., Term Loan
$ 800,000
5.000%,  (LIBOR 1M +
4.500%), 7/30/2028
b,e
$ 801,000
Mauser Packaging Solutions
Holding Company, Term Loan
917,325
3.334%,  (LIBOR 1M +
3.250%), 4/3/2024
b
897,685
MI Windows and Doors, Inc., Term
Loan
818,812
4.500%,  (LIBOR 1M +
3.750%), 12/18/2027
b
819,836
Pactiv Evergreen Group Holdings,
Inc., Term Loan
620,312
3.334%,  (LIBOR 1M +
3.250%), 2/5/2026
b
615,660
Quikrete Holdings Inc., Term Loan
795,000
0.000%,  (LIBOR 1M +
3.000%), 6/11/2028
b,c,d
792,122
RLG Holdings, LLC, Delayed Draw
145,570
3.131%,  (LIBOR 3M +
2.125%), 7/8/2028
b,c,d
145,661
RLG Holdings, LLC, Term Loan
575,000
5.000%,  (LIBOR 3M +
4.250%), 7/8/2028
b
575,362
TransDigm , Inc., Term Loan
2,073,519
2.334%,  (LIBOR 1M +
2.250%), 12/9/2025
b
2,047,600
TricorBraun Holdings, Inc.,
Delayed Draw
212,825
3.750%,  (LIBOR 1M +
3.250%), 3/3/2028
b,c,d
211,523
TricorBraun Holdings, Inc., Term
Loan
944,626
3.750%,  (LIBOR 1M +
3.250%), 3/3/2028
b
938,845
Trident TPI Holdings, Inc., Delayed
Draw
100,000
0.000%,  (LIBOR 1M +
4.000%), 9/17/2028
b,c,d
100,104
Trident TPI Holdings, Inc., Term
Loan
700,000
4.500%,  (LIBOR 3M +
4.000%), 9/17/2028
b,c,d
700,728
Vertiv Group Corporation, Term
Loan
3,185,925
2.833%,  (LIBOR 1M +
2.750%), 3/2/2027
b
3,164,675
Waterlogic USA Holdings, Inc.
Term Loan
725,000
0.000%,  (LIBOR 1M +
4.750%), 8/12/2028
b,c,d
724,550
Total 19,507,131
Communications Services (0.4%)
Allen Media, LLC, Delayed Draw
305,000
0.000%,  (LIBOR 1M +
5.500%), 2/10/2027
b,c,d
304,524
Allen Media, LLC, Term Loan
335,000
0.000%,  (LIBOR 1M +
5.500%), 2/10/2027
b,c,d
334,477
Altice France SA, Term Loan
617,588
2.879%,  (LIBOR 3M +
2.750%), 7/31/2025
b
607,039

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (2.1%)
a
Value
Communications Services (0.4%) - continued
Cablevision Lightpath , LLC, Term
Loan
$ 878,363
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
$ 879,021
CCI Buyer, Inc., Term Loan
223,875
4.500%,  (LIBOR 3M +
4.000%), 12/17/2027
b
224,482
CommScope , Inc., Term Loan
1,125,642
3.334%,  (LIBOR 1M +
3.250%), 4/4/2026
b
1,118,843
DIRECTV Financing, LLC, Term
Loan
1,500,000
5.750%,  (LIBOR 3M +
5.000%), 8/2/2027
b
1,500,465
E.W. Scripps Company, Term Loan
763,400
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
764,461
Entercom Media Corporation, Term
Loan
803,703
2.585%,  (LIBOR 1M +
2.500%), 11/17/2024
b
791,150
iHeartCommunications , Inc., Term
Loan
622,524
3.084%,  (LIBOR 1M +
3.000%), 5/1/2026
b
617,725
Indy US Bidco , LLC, Term Loan
810,925
4.084%,  (LIBOR 1M +
4.000%), 3/5/2028
b
812,377
Meredith Corporation, Term Loan
757,331
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
772,477
Metronet Systems Holdings, LLC,
Term Loan
886,667
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b
887,332
NEP Group, Inc., Term Loan
1,468,475
3.334%,  (LIBOR 1M +
3.250%), 10/20/2025
b
1,410,955
140,000
7.084%,  (LIBOR 1M +
7.000%), 10/19/2026
b
133,700
Nexstar Media, Inc., Term Loan
1,347,163
2.586%,  (LIBOR 1M +
2.500%), 9/19/2026
b
1,345,142
ORBCOMM, Inc., Term Loan
710,000
5.000%,  (LIBOR 3M +
4.250%), 9/1/2028
b
708,814
Peraton Corporation, Term Loan
1,184,050
4.500%,  (LIBOR 1M +
3.750%), 2/1/2028
b
1,184,239
Radiate Holdco, LLC, Term Loan
2,084,250
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
2,081,249
Terrier Media Buyer, Inc., Term
Loan
1,205,888
3.584%,  (LIBOR 1M +
3.500%), 12/17/2026
b
1,202,873
Univision Communications, Inc.,
Term Loan
660,000
0.000%,  (LIBOR 1M +
3.250%), 5/21/2028
b,c,d
658,469
Voyage Australia Property, Ltd.,
Term Loan
675,000
4.000%,  (LIBOR 3M +
3.500%), 6/18/2028
b
674,156
Principal
Amount Bank Loans (2.1%)
a
Value
Communications Services (0.4%) - continued
WideOpenWest Finance, LLC,
Term Loan
$ 559,281
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
$ 559,047
Xplornet Communications, Inc.,
Term Loan
903,921
4.837%,  (LIBOR 1M +
4.750%), 6/10/2027
b
902,792
710,000
0.000%,  (LIBOR 1M +
4.000%), 9/30/2028
b,c,d,e
708,225
625,000
0.000%,  (LIBOR 1M +
7.000%), 9/30/2029
b,c,d
618,750
Total 21,802,784
Consumer Cyclical (0.3%)
ACProducts Holdings, Inc., Term
Loan
488,775
4.750%,  (LIBOR 3M +
4.250%), 5/17/2028
b
487,641
AI Aqua Merger Sub, Inc., Delayed
Draw
89,375
0.000%,  (LIBOR 1M +
4.000%), 7/30/2028
b,c,d
89,621
AI Aqua Merger Sub, Inc., Term
Loan
715,000
4.500%,  (LIBOR 1M +
4.000%), 7/30/2028
b
716,966
American Trailer World
Corporation, Term Loan
802,987
4.500%,  (LIBOR 1M +
3.750%), 3/5/2028
b
798,772
Caesars Resort Collection, LLC,
Term Loan
595,000
0.000%,  (LIBOR 1M +
3.500%), 7/20/2025
b,c,d
595,214
Carnival Corporation, Term Loan
656,675
3.750%,  (LIBOR 3M +
3.000%), 6/30/2025
b
652,367
Cengage Learning, Inc., Term
Loan
1,320,000
5.750%,  (LIBOR 3M +
4.750%), 7/14/2026
b
1,327,656
CP Atlas Buyer, Inc., Term Loan
756,200
4.250%,  (LIBOR 3M +
3.750%), 11/23/2027
b
753,364
Golden Entertainment, Inc., Term
Loan
1,742,344
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
1,735,810
Golden Nugget, LLC, Term Loan
583,380
3.250%,  (LIBOR 3M +
2.500%), 10/4/2023
b
580,306
LCPR Loan Financing, LLC, Term
Loan
800,000
3.834%,  (LIBOR 1M +
3.750%), 10/15/2028
b
800,000
Michaels Companies, Inc., Term
Loan
1,291,763
5.000%,  (LIBOR 3M +
4.250%), 4/15/2028
b
1,292,344
Penn National Gaming, Inc., Term
Loan
1,018,622
3.000%,  (LIBOR 1M +
2.250%), 10/15/2025
b
1,016,646

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (2.1%)
a
Value
Consumer Cyclical (0.3%) - continued
Raptor Acquisition Corporation,
Term Loan
$ 440,000
4.750%,  (LIBOR 3M +
4.000%), 11/1/2026
b
$ 441,210
Scientific Games International,
Inc., Term Loan
3,743,957
2.834%,  (LIBOR 1M +
2.750%), 8/14/2024
b
3,725,724
Staples, Inc., Term Loan
197,919
4.626%,  (LIBOR 3M +
4.500%), 9/12/2024
b
192,197
671,582
5.126%,  (LIBOR 3M +
5.000%), 4/12/2026
b
639,225
Tenneco, Inc., Term Loan
873,072
3.084%,  (LIBOR 1M +
3.000%), 10/1/2025
b
864,525
Truck Hero, Inc., Term Loan
208,950
4.000%,  (LIBOR 1M +
3.250%), 2/24/2028
b
208,384
Wyndham Hotels & Resorts, Inc.,
Term Loan
625,650
1.834%,  (LIBOR 1M +
1.750%), 5/30/2025
b
621,058
Total 17,539,030
Consumer Non-Cyclical (0.4%)
Adient US, LLC, Term Loan
344,137
3.584%,  (LIBOR 1M +
3.500%), 4/8/2028
b
343,993
Bausch Health Americas, Inc.,
Term Loan
1,441,548
3.084%,  (LIBOR 1M +
3.000%), 6/1/2025
b
1,439,385
Bellring Brands, LLC, Term Loan
838,897
4.750%,  (LIBOR 1M +
4.000%), 10/21/2024
b
841,833
Blue Ribbon, LLC, Term Loan
893,688
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b
875,814
Chobani , LLC, Term Loan
450,450
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
451,094
City Brewing Company, LLC, Term
Loan
535,000
4.250%,  (LIBOR 3M +
3.500%), 4/5/2028
b
529,425
CNT Holdings I Corporation, Term
Loan
587,050
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
587,420
165,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b
167,475
Endo Luxembourg Finance
Company I Sarl , Term Loan
1,402,950
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
b
1,369,434
Gainwell Acquisition Corporation,
Term Loan
1,611,880
4.750%,  (LIBOR 3M +
4.000%), 10/1/2027
b
1,614,233
Global Medical Response, Inc.,
Term Loan
3,500,000
0.000%,  (LIBOR 1M +
4.250%), 10/2/2025
b,c,d
3,510,500
Principal
Amount Bank Loans (2.1%)
a
Value
Consumer Non-Cyclical (0.4%) - continued
$ 2,957,650
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
$ 2,966,523
Herens US Holdco Corporation,
Term Loan
1,226,925
4.123%,  (LIBOR 2M +
4.000%), 7/2/2028
b
1,230,213
Mamba Purchaser, Inc., Term Loan
125,000
0.000%,  (LIBOR 1M +
6.500%), 9/29/2029
b,c,d
125,000
Ortho-Clinical Diagnostics SA,
Term Loan
1,769,454
3.083%,  (LIBOR 1M +
3.000%), 6/30/2025
b
1,767,243
Petco Health & Wellness
Company, Inc., Term Loan
1,034,800
4.000%,  (LIBOR 2M +
3.250%), 3/4/2028
b
1,034,427
PetSmart, LLC, Term Loan
1,465,000
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
1,467,095
Precision Medicine Group, LLC,
Delayed Draw
120,000
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,c,d
119,950
Precision Medicine Group, LLC,
Term Loan
913,100
3.750%,  (LIBOR 3M +
3.000%), 11/20/2027
b
912,716
Sotera Health Holdings, LLC, Term
Loan
607,000
3.250%,  (LIBOR 1M +
2.750%), 12/13/2026
b
604,979
Total 21,958,752
Energy (<0.1%)
Calpine Corporation, Term Loan
1,136,413
2.590%,  (LIBOR 1M +
2.500%), 12/16/2027
b
1,133,378
Energizer Holdings, Inc., Term
Loan
255,383
2.750%,  (LIBOR 1M +
2.250%), 12/22/2027
b
255,064
GIP II Blue Holding LP, Term Loan
1,000,000
0.000%,  (LIBOR 3M +
4.500%), 9/22/2028
b,c,d
998,130
Lealand Finance Company BV,
Term Loan
255,367
0.000%,PIK 3.000%, (LIBOR
1M + 4.000%), 6/30/2025
b,f
113,894
Total 2,500,466
Financials (0.1%)
Asurion , LLC, Term Loan
1,260,475
3.334%,  (LIBOR 1M +
3.250%), 12/23/2026
b
1,241,114
443,103
3.334%,  (LIBOR 1M +
3.250%), 7/31/2027
b
436,345
820,000
5.334%,  (LIBOR 1M +
5.250%), 2/3/2028
b
817,097
735,000
5.331%,  (LIBOR 1M +
5.250%), 1/15/2029
b
731,141

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (2.1%)
a
Value
Financials (0.1%) - continued
Digicel International Finance, Ltd.,
Term Loan
$ 987,893
3.430%,  (LIBOR 3M +
3.250%), 5/27/2024
b
$ 952,704
Tiger Acquisition, LLC, Term Loan
435,000
3.750%,  (LIBOR 3M +
3.250%), 6/1/2028
b
433,234
Tronox Finance, LLC, Term Loan
649,661
2.366%,  (LIBOR 1M +
2.250%), 3/11/2028
b
646,706
Total 5,258,341
Technology (0.2%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
1,006,067
3.629%,  (LIBOR 3M +
3.500%), 8/21/2026
b
984,346
Crown Subsea Communications
Holding, Inc., Term Loan
1,033,767
5.750%,  (LIBOR 1M +
5.000%), 4/27/2027
b
1,039,794
Gogo Intermediate Holdings, LLC,
Term Loan
1,122,187
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
1,123,119
Gridiron Fiber Corporation, Term
Loan
480,000
0.000%,  (LIBOR 1M +
4.500%), 8/23/2028
b,c,d
465,902
Lummus Technology Holdings V,
LLC, Term Loan
2,102,921
3.584%,  (LIBOR 1M +
3.500%), 6/30/2027
b
2,098,547
Prime Security Services Borrower,
LLC, Term Loan
2,751,175
3.500%,  (LIBOR 1M +
2.750%), 9/23/2026
b
2,747,103
Rackspace Technology Global,
Inc., Term Loan
1,771,100
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
1,757,622
Redstone Holdco 2 LP, Term Loan
650,694
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b
639,307
371,020
8.500%,  (LIBOR 3M +
7.750%), 8/6/2029
b
360,817
SS&C Technologies, Inc., Term
Loan
59,701
1.834%,  (LIBOR 1M +
1.750%), 4/16/2025
b
59,052
47,503
1.834%,  (LIBOR 1M +
1.750%), 4/16/2025
b
46,986
Verscend Holding Corporation,
Term Loan
405,000
4.084%,  (LIBOR 1M +
4.000%), 8/27/2025
b
405,336
Zayo Group Holdings, Inc., Term
Loan
1,905,316
3.084%,  (LIBOR 1M +
3.000%), 3/9/2027
b
1,887,539
Total 13,615,470
Principal
Amount Bank Loans (2.1%)
a
Value
Transportation (0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
$ 2,130,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b
$ 2,201,291
Air Canada, Term Loan
462,000
4.250%,  (LIBOR 3M +
3.500%), 8/11/2028
b
463,539
Genesee & Wyoming, Inc., Term
Loan
1,182,000
2.132%,  (LIBOR 3M +
2.000%), 12/30/2026
b
1,174,211
Hertz Corporation, Term Loan
354,112
4.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b
354,169
66,904
4.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b
66,915
Mileage Plus Holdings, LLC, Term
Loan
655,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
695,531
SkyMiles IP, Ltd., Term Loan
745,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
791,890
United Airlines, Inc., Term Loan
676,600
4.500%,  (LIBOR 3M +
3.750%), 4/21/2028
b
680,754
Total 6,428,300
Utilities (0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
203,132
2.375%,  (LIBOR 1M +
2.250%), 9/24/2026
b
203,132
CQP Holdco LP, Term Loan
1,581,037
4.250%,  (LIBOR 1M +
3.750%), 6/4/2028
b
1,575,773
EnergySolutions , LLC, Term Loan
684,975
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b,e
683,262
Exgen Renewables IV, LLC, Term
Loan
400,000
3.500%,  (LIBOR 3M +
2.500%), 12/15/2027
b
399,500
Osmose Utilities Services, Inc.,
Term Loan
280,000
3.750%,  (LIBOR 1M +
3.250%), 6/17/2028
b
278,777
PG&E Corporation, Term Loan
657,371
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
645,663
Total 3,786,107
Total Bank Loans
(cost $119,191,217) 119,566,258
Shares
Registered Investment
Companies ( 36.7% ) Value
Unaffiliated  (0.7%)
2,253 Direxion Daily S&P 500 241,026
630,650 Invesco Senior Loan ETF 13,943,671
15,000 iShares iBoxx $ Investment Grade
Corporate Bond ETF
g
1,995,450
3,716 ProShares Ultra S&P 500
g
445,251
514 ProShares UltraPro QQQ 64,029

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (36.7%) Value
Unaffiliated  (0.7%)- continued
42,713 SPDR S&P 500 ETF Trust $ 18,329,857
29,939 SPDR S&P Biotech ETF
g
3,763,632
9,391 SPDR S&P Oil & Gas Exploration
ETF
g
908,297
37,000 Vanguard Short-Term Corporate
Bond ETF 3,049,170
Total 42,740,383
Affiliated  (36.0%)
19,878,293 Thrivent Core Emerging Markets
Debt Fund 194,012,139
3,610,831 Thrivent Core Emerging Markets
Equity Fund 42,318,944
5,618,928 Thrivent Core International Equity
Fund 61,358,699
7,982,383 Thrivent Core Low Volatility Equity
Fund 112,711,242
3,624,533 Thrivent Global Stock Portfolio 55,899,358
31,748,395 Thrivent High Yield Portfolio 148,363,426
43,121,004 Thrivent Income Portfolio 467,358,373
18,258,642 Thrivent International Allocation
Portfolio 200,961,912
1,593,778 Thrivent International Index
Portfolio 21,521,904
11,329,957 Thrivent Large Cap Value Portfolio 252,543,607
25,675,857 Thrivent Limited Maturity Bond
Portfolio 258,052,632
5,711,078 Thrivent Mid Cap Stock Portfolio 145,649,039
3,119,242 Thrivent Small Cap Stock Portfolio 74,843,707
Total 2,035,594,982
Total Registered Investment
Companies (cost $1,734,169,632) 2,078,335,365
Principal
Amount Long-Term Fixed Income ( 36.4% ) Value
Asset-Backed Securities (2.4%)
510 Asset Backed Trust
$ 1,900,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
h,i
1,898,985
522 Funding CLO, Ltd.
2,300,000
1.734%,  (LIBOR 3M +
1.600%), 4/20/2030, Ser.
2019-4A, Class BR
b,h
2,300,005
Access Group, Inc.
394,660
0.586%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,h
390,955
Aimco CLO 11, Ltd.
3,475,000
1.506%,  (LIBOR 3M +
1.380%), 10/15/2031, Ser.
2020-11A, Class A1
b,h
3,475,907
Arch Street CLO, Ltd.
1,250,000
2.434%,  (LIBOR 3M +
2.300%), 10/20/2028, Ser.
2016-2A, Class CR2
b,h
1,250,061
1,250,000
3.584%,  (LIBOR 3M +
3.450%), 10/20/2028, Ser.
2016-2A, Class DR2
b,h
1,245,911
Ares CLO, Ltd.
3,000,000
1.534%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,h
3,000,291
Principal
Amount Long-Term Fixed Income (36.4%) Value
Asset-Backed Securities (2.4%) - continued
Ares XXXIIR CLO, Ltd.
$ 1,500,000
1.065%,  (LIBOR 3M +
0.940%), 5/15/2030, Ser.
2014-32RA, Class A1A
b,h
$ 1,500,073
2,600,000
2.125%,  (LIBOR 3M +
2.000%), 5/15/2030, Ser.
2014-32RA, Class A2BR
b,h
2,600,679
Buttermilk Park CLO, Ltd.
5,250,000
1.526%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,h
5,250,425
Carlyle Global Market Strategies
CLO, Ltd.
3,425,000
1.576%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,h
3,425,192
CarVal CLO II, Ltd.
2,125,000
1.634%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
b,h
2,125,229
1,225,000
2.134%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,h
1,225,061
CBAM, Ltd.
3,500,000
1.406%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
b,h
3,500,140
Cent CLO, LP
775,000
2.425%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,h
775,150
Cheniere Corpus Christi Holdings,
LLC
330,000 2.742%,  12/31/2039
h
326,883
CIFC Funding, Ltd.
1,225,000
1.734%,  (LIBOR 3M +
1.600%), 10/20/2031, Ser.
2020-3A, Class A2
b,h
1,225,316
CMFT Net Lease Master Issuer,
LLC
1,370,154
2.090%,  7/20/2051, Ser.
2021-1, Class A1
h
1,359,743
Colony American Finance Trust
2,802,969
2.835%,  6/15/2052, Ser.
2019-2, Class A
h
2,934,942
Commonbond Student Loan Trust
481,675
0.586%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,h
478,535
CoreVest American Finance Trust
3,098,464
2.705%,  10/15/2052, Ser.
2019-3, Class A
h
3,226,591
Credit Suisse Mortgage Trust
2,600,000
1.174%,  7/25/2066, Ser.
2021-NQM6, Class A1
b,h
2,601,063
Dryden 36 Senior Loan Fund
1,800,000
2.176%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,h
1,800,180
Dryden Senior Loan Fund
3,000,000
1.534%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,h
3,000,321

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.4%) Value
Asset-Backed Securities (2.4%) - continued
ECMC Group Student Loan Trust
$ 1,444,618
1.236%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
b,h
$ 1,474,084
Flatiron CLO, Ltd.
1,225,000
1.881%,  (LIBOR 3M +
1.750%), 11/20/2033, Ser.
2020-1A, Class B
b,h
1,226,675
FRTKL 2021-SFR1 Trust
2,350,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
h
2,330,005
Galaxy XIX CLO, Ltd.
1,650,000
1.975%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,h
1,650,129
Galaxy XX CLO, Ltd.
2,650,000
1.134%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
b,h
2,650,053
Golub Capital Partners, Ltd.
1,750,000
1.314%,  (LIBOR 3M +
1.180%), 1/20/2031, Ser.
2015-22A, Class AR
b,h
1,747,048
2,569,000
1.334%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,h
2,565,342
Goodgreen
2,199,292
3.860%,  10/15/2054, Ser.
2019-1A, Class A
h
2,320,011
Home Partners of America Trust
3,537,056
2.908%,  9/17/2039, Ser.
2019-1, Class A
h
3,603,971
3,463,173
2.703%,  10/19/2039, Ser.
2019-2, Class A
h
3,517,208
1,793,225
2.078%,  9/19/2041, Ser.
2021-1, Class C
h
1,780,175
Laurel Road Prime Student Loan
Trust
395,485
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
h
400,498
1,318,111
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,h
1,369,371
Longfellow Place CLO, Ltd.
3,900,000
1.876%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,h
3,900,035
950,000
2.426%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,h
950,027
Madison Park Funding XIV, Ltd.
2,375,000
1.538%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,h
2,375,095
Madison Park Funding, Ltd.
2,100,000
2.234%,  (LIBOR 3M +
2.100%), 1/20/2029, Ser.
2012-10A, Class CR3
b,h
2,101,615
Magnetite XII, Ltd.
2,600,000
1.226%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,h
2,600,135
Principal
Amount Long-Term Fixed Income (36.4%) Value
Asset-Backed Securities (2.4%) - continued
Mello Mortgage Capital
Acceptance
$ 2,627,060
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,h
$ 2,666,671
Mercury Financial Credit Card
Master Trust
1,800,000
1.540%,  3/20/2026, Ser.
2021-1A, Class A
h
1,805,044
Mountain View CLO, Ltd.
1,825,000
1.246%,  (LIBOR 3M +
1.120%), 7/15/2031, Ser.
2015-9A, Class A1R
b,h
1,825,004
MRA Issuance Trust
2,200,000
1.836%,  (LIBOR 1M +
1.750%), 2/16/2022, Ser.
2021-EBO4, Class A1X
b,h
2,200,536
National Collegiate Trust
922,025
0.381%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,h
906,473
Neuberger Berman CLO, Ltd.
1,000,000
1.168%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
b,h
1,000,237
OCP CLO, Ltd.
1,800,000
2.116%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,h
1,799,998
Octagon Investment Partners 32,
Ltd.
2,850,000
2.176%,  (LIBOR 3M +
2.050%), 7/15/2029, Ser.
2017-1A, Class CR
b,h
2,850,128
Octagon Investment Partners XVI,
Ltd.
600,000
1.534%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,h
600,052
OZLM IX, Ltd.
1,250,000
1.684%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,h
1,250,246
OZLM VIII, Ltd.
818,558
1.304%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
b,h
818,617
Palmer Square Loan Funding, Ltd.
1,700,000
1.784%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,h
1,700,269
Progress Residential Trust
1,200,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
h
1,201,202
1,998,027
3.422%,  8/17/2035, Ser.
2019-SFR1, Class A
h
2,018,985
Saxon Asset Securities Trust
860,034
3.474%,  8/25/2035, Ser.
2004-2, Class MF2
b
851,061
Shackleton 2015-VII-R CLO, Ltd.
2,700,000
1.276%,  (LIBOR 3M +
1.150%), 7/15/2031, Ser.
2015-7RA, Class AR
b,h
2,700,186

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.4%) Value
Asset-Backed Securities (2.4%) - continued
SLM Student Loan Trust
$ 944,827
0.486%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
$ 929,667
Sound Point CLO XIV, Ltd.
2,600,000
2.188%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,h
2,598,253
Sound Point CLO XV, Ltd.
2,600,000
2.188%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2017-1A, Class CR
b,h
2,600,200
Sound Point CLO XXI, Ltd.
1,525,000
1.575%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,h
1,525,160
THL Credit Wind River CLO, Ltd.
950,000
1.564%,  (LIBOR 3M +
1.430%), 10/20/2033, Ser.
2020-1A, Class A
b,h
952,516
Toorak Mortgage Corporation, Ltd.
2,000,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
h,i
2,001,026
U.S. Small Business Administration
37,404
3.191%,  3/10/2024, Ser.
2014-10A, Class 1 38,384
Upstart Securitization Trust
973,607
1.702%,  11/20/2030, Ser.
2020-3, Class A
*
978,415
VCAT Asset Securitization, LLC
1,150,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
h,i
1,150,287
Voya CLO, Ltd.
1,500,000
1.092%,  (LIBOR 3M +
1.000%), 10/15/2030, Ser.
2012-4A, Class A1R3
b,h
1,500,102
Whitebox CLO II, Ltd.
1,350,000
2.375%,  (LIBOR 3M +
2.250%), 10/24/2031, Ser.
2020-2A, Class B
b,h
1,350,337
Wind River CLO, Ltd.
1,525,000
1.734%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
b,h
1,525,467
1,275,000
2.134%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,h
1,275,467
Total 134,099,105
Basic Materials (0.4%)
Air Products and Chemicals, Inc.
1,150,000 2.700%,  5/15/2040 1,158,998
Alcoa Nederland Holding BV
595,000 5.500%,  12/15/2027
h
638,197
BWAY Holding Company
335,000 5.500%,  4/15/2024
h
337,931
Chemours Company
420,000 5.750%,  11/15/2028
h
439,824
Cleveland-Cliffs, Inc.
360,000 5.875%,  6/1/2027 372,600
230,000 4.625%,  3/1/2029
h
234,887
230,000 4.875%,  3/1/2031
h
237,475
Principal
Amount Long-Term Fixed Income (36.4%) Value
Basic Materials (0.4%) - continued
Consolidated Energy Finance SA
$ 410,000 6.875%,  6/15/2025
h
$ 424,350
600,000 5.625%,  10/15/2028
d,h
600,000
Dow Chemical Company
600,000 4.800%,  11/30/2028 708,709
DowDuPont , Inc.
620,000 4.493%,  11/15/2025 697,138
First Quantum Minerals, Ltd.
770,000 7.500%,  4/1/2025
h
789,889
Freeport-McMoRan, Inc.
490,000 4.125%,  3/1/2028 507,762
595,000 4.250%,  3/1/2030 629,956
Glencore Funding, LLC
160,000 4.125%,  5/30/2023
h
169,088
1,064,000 4.000%,  3/27/2027
h
1,170,118
Hecla Mining Company
175,000 7.250%,  2/15/2028 188,503
Hudbay Minerals, Inc.
410,000 4.500%,  4/1/2026
h
405,900
Ingevity Corporation
610,000 3.875%,  11/1/2028
h
608,475
International Flavors and
Fragrances, Inc.
660,000 3.468%,  12/1/2050
h
692,654
International Paper Company
755,000 4.350%,  8/15/2048 924,162
Kinross Gold Corporation
470,000 5.950%,  3/15/2024 520,319
900,000 4.500%,  7/15/2027 1,034,470
Kraton Polymers, LLC
540,000 4.250%,  12/15/2025
h
564,300
Mercer International, Inc.
400,000 5.125%,  2/1/2029 408,500
Novelis Corporation
160,000 3.250%,  11/15/2026
h
162,269
210,000 4.750%,  1/30/2030
h
221,067
160,000 3.875%,  8/15/2031
h
158,248
OCI NV
310,000 4.625%,  10/15/2025
h
325,500
Olin Corporation
580,000 5.125%,  9/15/2027 602,475
SCIH Salt Holdings, Inc.
400,000 4.875%,  5/1/2028
g,h
402,000
Southern Copper Corporation
675,000 3.875%,  4/23/2025 730,350
SPCM SA
409,000 3.375%,  3/15/2030
h
408,683
SunCoke Energy, Inc.
260,000 4.875%,  6/30/2029
h
259,025
Syngenta Finance NV
422,000 5.182%,  4/24/2028
h
474,166
Teck Resources, Ltd.
964,000 6.125%,  10/1/2035 1,249,290
Unifrax Escrow Issuer Corporation
373,000 5.250%,  9/30/2028
h
377,662
United States Steel Corporation
676,000 6.875%,  3/1/2029
g
720,761
Vale Overseas, Ltd.
401,000 6.875%,  11/21/2036 534,333
Venator Finance SARL
420,000 5.750%,  7/15/2025
g,h
396,900
Total 21,486,934

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.4%) Value
Capital Goods (0.6%)
AECOM
$ 645,000 5.125%,  3/15/2027 $ 714,337
Amsted Industries, Inc.
465,000 5.625%,  7/1/2027
h
485,237
Ardagh Packaging Finance plc
280,000 5.250%,  8/15/2027
h
285,041
Boeing Company
1,225,000 5.930%,  5/1/2060 1,673,442
750,000 5.040%,  5/1/2027 862,744
600,000 5.150%,  5/1/2030 704,214
1,250,000 5.705%,  5/1/2040 1,588,444
Bombardier, Inc.
120,000 7.125%,  6/15/2026
h
126,000
410,000 7.875%,  4/15/2027
h
425,057
350,000 6.000%,  2/15/2028
h
353,937
Brand Industrial Services, Inc.
205,000 8.500%,  7/15/2025
h
205,769
Builders FirstSource , Inc.
265,000 5.000%,  3/1/2030
h
282,392
BWAY Holding Company
420,000 7.250%,  4/15/2025
h
417,440
Carrier Global Corporation
714,000 3.577%,  4/5/2050 758,585
875,000 2.700%,  2/15/2031 900,931
Cintas Corporation No. 2
840,000 3.700%,  4/1/2027 937,531
CNH Industrial NV
700,000 3.850%,  11/15/2027 780,568
Coinbase Global, Inc.
107,000 3.375%,  10/1/2028
h
102,809
Cornerstone Building Brands, Inc.
560,000 6.125%,  1/15/2029
h
595,266
Covanta Holding Corporation
430,000 6.000%,  1/1/2027 445,751
135,000 5.000%,  9/1/2030 136,350
CP Atlas Buyer, Inc.
380,000 7.000%,  12/1/2028
h
380,950
Crown Cork & Seal Company, Inc.
630,000 7.375%,  12/15/2026 778,050
GFL Environmental, Inc.
339,000 4.000%,  8/1/2028
h
336,458
405,000 3.500%,  9/1/2028
h
407,531
H&E Equipment Services, Inc.
697,000 3.875%,  12/15/2028
h
694,282
Howmet Aerospace, Inc.
17,000 6.875%,  5/1/2025 19,890
403,000 3.000%,  1/15/2029 406,466
Ingersoll-Rand Luxembourg
Finance SA
625,000 3.500%,  3/21/2026 679,919
JELD-WEN, Inc.
500,000 4.625%,  12/15/2025
h
507,665
L3Harris Technologies, Inc.
1,656,000 3.950%,  5/28/2024 1,775,759
Lockheed Martin Corporation
1,024,000 4.500%,  5/15/2036 1,268,632
284,000 6.150%,  9/1/2036 400,752
Meritor, Inc.
290,000 4.500%,  12/15/2028
h
290,725
Nesco Holdings II, Inc.
265,000 5.500%,  4/15/2029
h
274,858
Principal
Amount Long-Term Fixed Income (36.4%) Value
Capital Goods (0.6%) - continued
New Enterprise Stone and Lime
Company, Inc.
$ 531,000 5.250%,  7/15/2028
d,h
$ 536,974
Northrop Grumman Corporation
1,960,000 3.850%,  4/15/2045 2,228,276
Owens-Brockway Glass Container,
Inc.
370,000 5.875%,  8/15/2023
h
391,275
Pactiv Evergreen Group
320,000 4.375%,  10/15/2028
h
321,200
PGT Innovations, Inc.
426,000 4.375%,  10/1/2029
h
429,195
Raytheon Technologies
Corporation
714,000 4.125%,  11/16/2028 812,665
Republic Services, Inc.
850,000 2.900%,  7/1/2026 904,638
Roper Technologies, Inc.
564,000 4.200%,  9/15/2028 641,065
750,000 1.750%,  2/15/2031 715,187
SRM Escrow Issuer, LLC
615,000 6.000%,  11/1/2028
h
651,131
Standard Industries, Inc.
560,000 4.375%,  7/15/2030
h
571,200
Textron, Inc.
710,000 3.375%,  3/1/2028 761,553
Titan Acquisition, Ltd.
180,000 7.750%,  4/15/2026
h
183,911
TransDigm , Inc.
370,000 6.250%,  3/15/2026
h
385,725
1,130,000 5.500%,  11/15/2027 1,161,075
110,000 4.625%,  1/15/2029 109,808
United Rentals North America, Inc.
405,000 4.875%,  1/15/2028 428,182
360,000 4.000%,  7/15/2030 373,500
United Technologies Corporation
775,000 4.450%,  11/16/2038 938,396
1,000,000 3.750%,  11/1/2046 1,110,254
Victors Merger Corporation
254,000 6.375%,  5/15/2029
h
243,205
Waste Pro USA, Inc.
205,000 5.500%,  2/15/2026
h
207,050
WESCO Distribution, Inc.
560,000 7.250%,  6/15/2028
h
620,200
Total 35,729,447
Collateralized Mortgage Obligations (1.5%)
Alternative Loan Trust
750,077
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 586,507
Bellemeade Re, Ltd.
448,038
1.686%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,h
448,321
605,574
1.186%,  (LIBOR 1M +
1.100%), 7/25/2029, Ser.
2019-3A, Class M1A
b,h
605,806
2,000,000
1.800%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
b,h
2,007,460
BRAVO Residential Funding Trust
172,022
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
h
175,491

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.4%) Value
Collateralized Mortgage Obligations (1.5%) -
continued
Citicorp Mortgage Securities, Inc.
$ 1,481,822
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 $ 1,492,206
Countrywide Alternative Loan Trust
765,679
2.842%,  10/25/2035, Ser.
2005-43, Class 4A1
b
741,242
1,199,860
7.000%,  10/25/2037, Ser.
2007-24, Class A10 607,591
Countrywide Home Loans, Inc.
227,537
5.750%,  4/25/2037, Ser.
2007-3, Class A27 159,077
Credit Suisse Mortgage Trust
2,015,926
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,h
2,091,363
5,432,901
3.430%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,h
5,484,229
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
86,274
6.000%,  10/25/2021, Ser.
2006-AR5, Class 23A 77,222
Federal Home Loan Mortgage
Corporation - REMIC
24,426,451
2.000%,  11/25/2050, Ser.
5038, Class NI
j
2,955,527
781,107
4.000%,  7/15/2031, Ser.
4104, Class KI
j
32,012
1,933,822
3.000%,  2/15/2033, Ser.
4170, Class IG
j
188,593
2,000,741
3.000%,  3/15/2033, Ser.
4180, Class PI
j
220,772
Federal National Mortgage
Association - REMIC
3,523,388
3.000%,  12/25/2027, Ser.
2012-137, Class AI
j
189,847
32,544,404
1.500%,  11/25/2035, Ser.
2020-99, Class IG
j
1,768,980
Flagstar Mortgage Trust
1,500,000
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,h
1,543,125
Foundation Finance Trust
1,898,791
1.270%,  5/15/2041, Ser.
2021-1A, Class A
h
1,891,132
FWD Securitization Trust
1,306,261
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,h
1,329,216
Genworth Mortgage Insurance
Corporation
2,500,000
2.136%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
b,h
2,518,750
GS Mortgage-Backed Securities
Trust
347,905
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,h
351,964
J.P. Morgan Mortgage Trust
2,581,050
2.500%,  1/25/2052, Ser.
2021-INV4, Class A2A
b,h
2,612,095
Legacy Mortgage Asset Trust
462,695
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
h,i
465,554
LHOME Mortgage Trust
2,150,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
h,i
2,153,230
Principal
Amount Long-Term Fixed Income (36.4%) Value
Collateralized Mortgage Obligations (1.5%) -
continued
$ 2,200,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
b,h
$ 2,195,580
MASTR Alternative Loans Trust
1,002,244
0.536%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
134,859
Merrill Lynch Alternative Note
Asset Trust
199,889
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 121,137
MRA Issuance Trust
1,700,000
1.834%,  (LIBOR 1M +
1.750%), 10/8/2021, Ser.
2021-EBO1, Class A1X
b,h
1,699,352
4,300,000
1.236%,  (LIBOR 1M +
1.150%), 10/15/2021, Ser.
2021-8, Class A1X
b,h
4,300,065
New York Mortgage Trust
2,300,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
h,i
2,304,691
1,867,697
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,h
1,883,566
Oak Street Investment
1,773,841
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
h
1,788,502
Oaktown Re, Ltd.
2,400,000
1.700%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
b,h
2,413,143
Palmer Square Loan Funding, Ltd.
2,700,000
1.571%,  (LIBOR 3M +
1.400%), 7/20/2029, Ser.
2021-3A, Class A2
b,h
2,701,396
Preston Ridge Partners Mortgage
Trust, LLC
1,639,427
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,h
1,643,550
2,051,079
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,h
2,054,833
Pretium Mortgage Credit Partners,
LLC
1,208,335
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
h,i
1,208,580
Renaissance Home Equity Loan
Trust
2,195,785
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
i
1,113,285
Residential Accredit Loans, Inc.
Trust
726,794
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 714,744
239,758
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 239,445
Residential Asset Securitization
Trust
1,964,720
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 1,648,773
Revolving Single Family Home
Notes
1,910,000
2.253%,  2/18/2027, Ser.
2021-1, Class A
h
1,912,718
Sequoia Mortgage Trust
782,597
2.883%,  9/20/2046, Ser.
2007-1, Class 4A1
b
612,495

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.4%) Value
Collateralized Mortgage Obligations (1.5%) -
continued
Silver Hill Trust
$ 833,497
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,h
$ 849,307
Starwood Mortgage Residential
Trust
337,659
2.718%,  4/25/2060, Ser.
2020-2, Class A1
b,h
340,893
Toorak Mortgage Corporation, Ltd.
967,902
4.458%,  3/25/2022, Ser.
2019-1, Class A1
h,i
971,353
Vericrest Opportunity Loan
Transferee
1,493,150
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
h,i
1,497,827
991,710
2.240%,  2/27/2051, Ser.
2021-NPL3, Class A1
h,i
992,621
1,800,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
h,i
1,800,515
1,695,452
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
h,i
1,696,464
1,375,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
h,i
1,374,704
1,400,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
h,i
1,408,143
1,104,712
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
h,i
1,106,922
900,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
h,i
899,247
1,400,000
4.949%,  4/25/2051, Ser.
2021-NPL7, Class A2
h,i
1,399,856
Verus Securitization Trust
1,516,889
2.947%,  11/25/2059, Ser.
2019-INV3, Class A2
b,h
1,537,626
2,535,040
3.626%,  4/25/2060, Ser.
2020-3, Class A1
b,h
2,549,188
WaMu Mortgage Pass Through
Certificates
127,591
3.050%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
129,041
ZH Trust
3,600,000
2.349%,  10/17/2027, Ser.
2021-2, Class A
d,h
3,599,995
Total 85,541,728
Commercial Mortgage-Backed Securities (0.3%)
AMSR Trust
2,700,000
2.153%,  6/17/2038, Ser.
2021-SFR1, Class B
b,h
2,692,873
1,100,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b,h
1,097,071
BBCMS Mortgage Trust
14,550,727
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,j
1,907,428
BFLD Trust
2,250,000
1.234%,  (LIBOR 1M +
1.150%), 10/15/2035, Ser.
2020-EYP, Class A
b,h
2,261,255
825,000
1.784%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,h
830,120
Principal
Amount Long-Term Fixed Income (36.4%) Value
Commercial Mortgage-Backed Securities (0.3%)
- continued
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 649,629
3.000%,  3/15/2045, Ser.
4741, Class GA $ 667,094
GS Mortgage Securities Trust
3,974,449
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 4,194,776
Morgan Stanley Capital I Trust
14,857,270
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,j
2,017,687
Total 15,668,304
Communications Services (1.1%)
Altice France SA
200,000 8.125%,  2/1/2027
h
215,200
75,000 5.500%,  1/15/2028
h
76,254
500,000 5.125%,  7/15/2029
h
490,238
532,000 5.500%,  10/15/2029
d,h
526,618
AMC Networks, Inc.
500,000 4.250%,  2/15/2029 497,500
American Tower Corporation
450,000 3.375%,  10/15/2026 486,947
700,000 2.900%,  1/15/2030 728,748
1,150,000 2.100%,  6/15/2030 1,125,360
AT&T, Inc.
1,129,000 3.500%,  9/15/2053 1,117,394
1,200,000 2.300%,  6/1/2027 1,241,971
1,550,000 4.350%,  3/1/2029 1,777,260
1,100,000 5.250%,  3/1/2037 1,364,666
1,090,000 4.900%,  8/15/2037 1,322,797
450,000 5.550%,  8/15/2041 585,530
CCO Holdings, LLC
130,000 5.500%,  5/1/2026
h
134,066
640,000 5.125%,  5/1/2027
h
666,438
770,000 4.750%,  3/1/2030
h
805,016
510,000 4.500%,  8/15/2030
h
526,177
515,000 4.250%,  1/15/2034
h
510,172
Cengage Learning, Inc.
600,000 9.500%,  6/15/2024
h
614,004
Charter Communications
Operating, LLC
700,000 4.500%,  2/1/2024 757,335
900,000 4.200%,  3/15/2028 1,005,201
1,225,000 3.500%,  6/1/2041 1,202,883
1,320,000 6.484%,  10/23/2045 1,794,646
Clear Channel Worldwide
Holdings, Inc.
515,000 7.750%,  4/15/2028
h
542,038
Comcast Corporation
750,000 3.950%,  10/15/2025 831,986
1,250,000 4.250%,  10/15/2030 1,456,030
690,000 4.400%,  8/15/2035 817,718
1,115,000 4.750%,  3/1/2044 1,401,295
550,000 4.600%,  8/15/2045
g
688,833
Consolidated Communications,
Inc.
250,000 5.000%,  10/1/2028
h
258,125
Cox Communications, Inc.
875,000 3.350%,  9/15/2026
h
939,483
CSC Holdings, LLC
960,000 5.375%,  2/1/2028
h
1,003,200

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.4%) Value
Communications Services (1.1%) - continued
$ 330,000 4.125%,  12/1/2030
h
$ 323,813
Cumulus Media New Holdings,
Inc.
380,000 6.750%,  7/1/2026
g,h
393,300
DIRECTV Holdings, LLC
130,000 5.875%,  8/15/2027
h
135,688
Discovery Communications, LLC
1,420,000 4.900%,  3/11/2026 1,613,780
DISH DBS Corporation
360,000 7.375%,  7/1/2028 381,771
Entercom Media Corporation
360,000 6.500%,  5/1/2027
h
368,222
Front Range BidCo , Inc.
500,000 4.000%,  3/1/2027
h
497,615
380,000 6.125%,  3/1/2028
h
385,236
Frontier Communications
Corporation
320,000 5.875%,  10/15/2027
h
340,000
GCI, LLC
405,000 4.750%,  10/15/2028
h
425,170
Gray Television, Inc.
395,000 4.750%,  10/15/2030
h
388,088
Hughes Satellite Systems
Corporation
270,000 6.625%,  8/1/2026 306,997
iHeartCommunications , Inc.
390,000 4.750%,  1/15/2028
h
401,895
LCPR Senior Secured Financing
DAC
360,000 6.750%,  10/15/2027
h
381,600
Level 3 Financing, Inc.
765,000 4.625%,  9/15/2027
h
787,032
320,000 4.250%,  7/1/2028
h
322,474
Ligado Networks, LLC
221,594
0.000%,PIK 15.500%,
11/1/2023
f,h
214,946
NBN Company, Ltd.
1,025,000 2.625%,  5/5/2031
h
1,039,898
Netflix, Inc.
1,115,000 4.875%,  4/15/2028 1,285,038
450,000 5.875%,  11/15/2028 551,430
450,000 4.875%,  6/15/2030
h
529,875
Nexstar Escrow Corporation
550,000 5.625%,  7/15/2027
h
581,886
Omnicom Group, Inc.
530,000 3.600%,  4/15/2026 579,869
330,000 4.200%,  6/1/2030 377,308
Radiate Holdco, LLC
235,000 6.500%,  9/15/2028
h
239,620
Scripps Escrow II, Inc.
215,000 5.375%,  1/15/2031
h
211,377
Scripps Escrow, Inc.
270,000 5.875%,  7/15/2027
h
277,088
SFR Group SA
384,000 7.375%,  5/1/2026
h
398,438
Sinclair Television Group, Inc.
610,000 5.500%,  3/1/2030
g,h
605,059
Sirius XM Radio, Inc.
535,000 5.000%,  8/1/2027
h
559,075
295,000 4.000%,  7/15/2028
h
299,978
Sprint Capital Corporation
460,000 6.875%,  11/15/2028 588,800
430,000 8.750%,  3/15/2032 642,360
Principal
Amount Long-Term Fixed Income (36.4%) Value
Communications Services (1.1%) - continued
Sprint Corporation
$ 1,930,000 7.625%,  2/15/2025 $ 2,256,131
Telesat Canada
215,000 4.875%,  6/1/2027
h
197,800
80,000 6.500%,  10/15/2027
h
69,337
Terrier Media Buyer, Inc.
310,000 8.875%,  12/15/2027
h
327,788
T-Mobile USA, Inc.
1,175,000 2.550%,  2/15/2031 1,179,187
280,000 2.875%,  2/15/2031 282,380
900,000 4.375%,  4/15/2040 1,036,950
United States Cellular Corporation
360,000 6.700%,  12/15/2033 446,191
Uniti Group, LP
130,000 4.750%,  4/15/2028
h
132,763
320,000 6.500%,  2/15/2029
h
329,173
Univision Communications, Inc.
345,000 6.625%,  6/1/2027
h
374,756
VeriSign, Inc.
310,000 4.750%,  7/15/2027 326,089
Verizon Communications, Inc.
714,000 3.700%,  3/22/2061 753,932
476,000 2.100%,  3/22/2028 483,183
3,054,000 4.272%,  1/15/2036 3,587,573
1,450,000 2.650%,  11/20/2040 1,362,378
Viacom, Inc.
840,000 5.850%,  9/1/2043 1,144,733
Viasat , Inc.
590,000 5.625%,  9/15/2025
h
597,925
Vodafone Group plc
625,000 4.875%,  6/19/2049 779,278
VTR Finance NV
270,000 6.375%,  7/15/2028
h
290,925
Walt Disney Company
1,200,000 2.200%,  1/13/2028 1,240,161
660,000 2.650%,  1/13/2031 688,939
Ziggo BV
712,000 5.500%,  1/15/2027
h
736,030
200,000 4.875%,  1/15/2030
h
206,250
Total 62,775,707
Consumer Cyclical (1.1%)
1011778 B.C., ULC
640,000 4.375%,  1/15/2028
h
649,734
Allen Media, LLC
260,000 10.500%,  2/15/2028
h
267,020
Allied Universal Finance
Corporation
285,000 4.625%,  6/1/2028
h
284,111
Allied Universal Holdco, LLC
230,000 6.625%,  7/15/2026
h
243,174
330,000 4.625%,  6/1/2028
h
329,488
235,000 6.000%,  6/1/2029
h
231,896
Allison Transmission, Inc.
590,000 3.750%,  1/30/2031
h
573,775
Amazon.com, Inc.
1,350,000 3.100%,  5/12/2051 1,411,358
670,000 3.875%,  8/22/2037 791,109
852,000 4.050%,  8/22/2047 1,033,682
American Axle & Manufacturing,
Inc.
660,000 6.500%,  4/1/2027
g
688,050

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.4%) Value
Consumer Cyclical (1.1%) - continued
Ashton Woods USA, LLC
$ 260,000 4.625%,  8/1/2029
h
$ 262,530
Boyd Gaming Corporation
395,000 4.750%,  6/15/2031
h
407,344
Boyne USA, Inc.
305,000 4.750%,  5/15/2029
h
314,912
Brookfield Residential Properties,
Inc.
370,000 6.250%,  9/15/2027
h
388,970
455,000 5.000%,  6/15/2029
h
465,260
Caesars Entertainment, Inc.
135,000 8.125%,  7/1/2027
h
151,770
426,000 4.625%,  10/15/2029
h
431,325
Carnival Corporation
72,000 11.500%,  4/1/2023
h
80,370
150,000 7.625%,  3/1/2026
h
160,125
605,000 5.750%,  3/1/2027
h
625,419
430,000 4.000%,  8/1/2028
h
434,300
Cedar Fair, LP
565,000 5.250%,  7/15/2029 579,125
Churchill Downs, Inc.
265,000 4.750%,  1/15/2028
h
277,256
Cinemark USA, Inc.
195,000 5.875%,  3/15/2026
g,h
196,950
Clarios Global, LP
205,000 8.500%,  5/15/2027
h
218,069
Colt Merger Sub, Inc.
608,000 6.250%,  7/1/2025
h
640,077
D.R. Horton, Inc.
550,000 2.600%,  10/15/2025 577,297
Dana, Inc.
425,000 5.625%,  6/15/2028 457,661
Empire Communities Corporation
430,000 7.000%,  12/15/2025
h
449,350
Expedia Group, Inc.
1,350,000 3.250%,  2/15/2030 1,396,176
Ford Motor Company
250,000 9.000%,  4/22/2025 300,632
140,000 9.625%,  4/22/2030 198,166
495,000 7.450%,  7/16/2031 645,901
Ford Motor Credit Company, LLC
475,000 4.063%,  11/1/2024 499,458
1,100,000 4.134%,  8/4/2025 1,163,250
690,000 2.700%,  8/10/2026 691,380
Forestar Group, Inc.
275,000 3.850%,  5/15/2026
h
274,656
Gap, Inc.
127,000 3.625%,  10/1/2029
h
127,317
General Motors Company
1,200,000 6.125%,  10/1/2025 1,406,029
1,150,000 6.800%,  10/1/2027 1,436,260
General Motors Financial
Company, Inc.
560,000 3.950%,  4/13/2024 598,497
450,000 1.500%,  6/10/2026 447,273
Goodyear Tire & Rubber Company
270,000 5.000%,  7/15/2029
h
286,537
200,000 5.250%,  7/15/2031
h
213,000
Guitar Center Escrow Issuer II, Inc.
127,000 8.500%,  1/15/2026
h
136,208
Hanesbrands, Inc.
367,000 4.875%,  5/15/2026
h
397,461
Principal
Amount Long-Term Fixed Income (36.4%) Value
Consumer Cyclical (1.1%) - continued
Herc Holdings, Inc.
$ 350,000 5.500%,  7/15/2027
h
$ 367,229
Hilton Domestic Operating
Company, Inc.
725,000 4.875%,  1/15/2030 777,751
Hilton Grand Vacations Borrower
Escrow, LLC
535,000 5.000%,  6/1/2029
h
545,700
Home Depot, Inc.
555,000 5.400%,  9/15/2040 759,817
840,000 4.250%,  4/1/2046 1,029,124
700,000 3.900%,  6/15/2047 823,676
Hyundai Capital America
660,000 1.000%,  9/17/2024
h
657,663
1,000,000 1.800%,  1/10/2028
h
978,771
International Game Technology plc
445,000 5.250%,  1/15/2029
h
475,603
KB Home
360,000 4.800%,  11/15/2029 392,400
Kohl's Corporation
1,190,000 3.375%,  5/1/2031 1,224,605
715,000 5.550%,  7/17/2045
g
856,164
L Brands, Inc.
600,000 6.625%,  10/1/2030
h
681,000
140,000 6.875%,  11/1/2035 175,700
Landry's, Inc.
460,000 6.750%,  10/15/2024
h
460,598
Lennar Corporation
1,225,000 4.750%,  5/30/2025 1,364,883
Lowe's Companies, Inc.
1,350,000 2.625%,  4/1/2031 1,383,749
Macy's Retail Holdings, LLC
390,000 5.875%,  4/1/2029
g,h
424,310
Magic MergerCo , Inc.
615,000 5.250%,  5/1/2028
h
634,373
Marriott International, Inc.
75,000 5.750%,  5/1/2025 85,769
885,000 4.625%,  6/15/2030 1,011,080
Mastercard , Inc.
830,000 3.950%,  2/26/2048 987,675
Mattamy Group Corporation
620,000 5.250%,  12/15/2027
h
647,900
McDonald's Corporation
1,200,000 2.125%,  3/1/2030 1,211,186
1,115,000 4.450%,  3/1/2047 1,360,159
MDC Holdings, Inc.
1,100,000 2.500%,  1/15/2031 1,072,027
MGM Resorts International
760,000 6.000%,  3/15/2023 803,654
Nissan Motor Acceptance
Company, LLC
880,000 1.125%,  9/16/2024
h
878,346
Penn National Gaming, Inc.
395,000 4.125%,  7/1/2029
h
390,418
PetSmart, Inc.
520,000 4.750%,  2/15/2028
h
534,300
350,000 7.750%,  2/15/2029
h
381,938
Prime Security Services Borrower,
LLC
1,010,000 5.750%,  4/15/2026
h
1,092,578
Real Hero Merger Sub 2, Inc.
310,000 6.250%,  2/1/2029
h
321,625

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.4%) Value
Consumer Cyclical (1.1%) - continued
Realogy Group, LLC
$ 500,000 5.750%,  1/15/2029
h
$ 518,630
Rite Aid Corporation
470,000 7.500%,  7/1/2025
h
469,892
Royal Caribbean Cruises, Ltd.
590,000 9.125%,  6/15/2023
h
641,215
525,000 4.250%,  7/1/2026
h
514,264
220,000 5.500%,  4/1/2028
h
225,018
Scientific Games International, Inc.
545,000 5.000%,  10/15/2025
h
560,669
490,000 7.250%,  11/15/2029
h
550,582
SeaWorld Parks and
Entertainment, Inc.
270,000 5.250%,  8/15/2029
h
276,244
Six Flags Theme Parks, Inc.
270,000 7.000%,  7/1/2025
h
287,550
Staples, Inc.
590,000 7.500%,  4/15/2026
h
598,393
Target Corporation
1,000,000 2.250%,  4/15/2025 1,043,134
Tenneco, Inc.
490,000 5.000%,  7/15/2026
g
482,599
Toll Brothers Finance Corporation
900,000 3.800%,  11/1/2029 966,600
Uber Technologies, Inc.
310,000 6.250%,  1/15/2028
h
332,472
ViacomCBS , Inc.
1,200,000 4.200%,  5/19/2032 1,372,649
Visa, Inc.
1,150,000 2.700%,  4/15/2040 1,176,626
Vista Outdoor, Inc.
500,000 4.500%,  3/15/2029
h
507,035
Wabash National Corporation
426,000 4.500%,  10/15/2028
d,h
425,468
Walmart, Inc.
825,000 3.250%,  7/8/2029 916,654
Wyndham Destinations, Inc.
350,000 6.625%,  7/31/2026
h
398,570
Wyndham Hotels & Resorts, Inc.
215,000 4.375%,  8/15/2028
h
224,445
Yum! Brands, Inc.
500,000 4.750%,  1/15/2030
h
541,910
ZF North America Capital, Inc.
290,000 4.750%,  4/29/2025
h
313,200
Total 61,975,298
Consumer Non-Cyclical (1.3%)
Abbott Laboratories
1,000,000 4.750%,  11/30/2036 1,272,362
AbbVie, Inc.
575,000 2.950%,  11/21/2026 615,909
1,250,000 4.300%,  5/14/2036 1,465,780
450,000 4.850%,  6/15/2044 566,153
675,000 4.875%,  11/14/2048 865,892
Albertson's Companies, Inc.
566,000 3.500%,  3/15/2029
h
564,854
Altria Group, Inc.
952,000 5.800%,  2/14/2039 1,170,657
Amgen, Inc.
1,200,000 3.375%,  2/21/2050 1,232,267
Anheuser-Busch Companies, LLC
660,000 4.700%,  2/1/2036 797,571
Principal
Amount Long-Term Fixed Income (36.4%) Value
Consumer Non-Cyclical (1.3%) - continued
Anheuser-Busch InBev Worldwide,
Inc.
$ 1,875,000 4.750%,  4/15/2058 $ 2,299,097
1,350,000 4.375%,  4/15/2038 1,575,814
150,000 4.600%,  4/15/2048 179,074
Anthem, Inc.
900,000 3.125%,  5/15/2050 910,271
725,000 4.625%,  5/15/2042 888,676
Archer-Daniels-Midland Company
770,000 2.700%,  9/15/2051 752,972
AstraZeneca plc
900,000 3.000%,  5/28/2051 928,327
1,000,000 1.375%,  8/6/2030 951,621
Bausch Health Companies, Inc.
650,000 5.000%,  2/15/2029
h
605,312
Becton, Dickinson and Company
650,000 3.794%,  5/20/2050 726,236
865,000 3.700%,  6/6/2027 957,890
Bunge, Ltd. Finance Corporation
940,000 2.750%,  5/14/2031 952,456
Campbell Soup Company
345,000 2.375%,  4/24/2030 347,300
Cargill, Inc.
525,000 3.250%,  5/23/2029
h
568,331
Centene Corporation
505,000 4.250%,  12/15/2027 528,558
420,000 4.625%,  12/15/2029 457,716
580,000 3.000%,  10/15/2030 594,500
900,000 2.625%,  8/1/2031 893,916
Central Garden & Pet Company
500,000 4.125%,  10/15/2030 511,250
Cigna Corporation
1,325,000 4.800%,  8/15/2038 1,621,605
Clorox Company
1,180,000 3.100%,  10/1/2027 1,273,509
Comcast Corporation
600,000 2.987%,  11/1/2063
h
562,256
Community Health Systems, Inc.
205,000 5.625%,  3/15/2027
h
214,662
290,000 6.000%,  1/15/2029
h
307,400
540,000 6.875%,  4/15/2029
h
541,269
Conagra Brands, Inc.
935,000 4.300%,  5/1/2024 1,013,603
Constellation Brands, Inc.
1,120,000 3.600%,  2/15/2028 1,230,602
475,000 2.875%,  5/1/2030 494,116
CVS Health Corporation
1,200,000 3.625%,  4/1/2027 1,321,563
2,545,000 4.875%,  7/20/2035 3,091,692
DaVita, Inc.
620,000 4.625%,  6/1/2030
h
637,739
Dentsply Sirona, Inc.
375,000 3.250%,  6/1/2030 399,571
Edgewell Personal Care Company
290,000 5.500%,  6/1/2028
h
306,278
Eli Lilly and Company
721,000 2.500%,  9/15/2060 659,137
Encompass Health Corporation
615,000 4.500%,  2/1/2028 634,987
Endo Finance, LLC
195,000 9.500%,  7/31/2027
g,h
195,433
Energizer Holdings, Inc.
455,000 4.750%,  6/15/2028
h
462,846

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.4%) Value
Consumer Non-Cyclical (1.3%) - continued
General Mills, Inc.
$ 550,000 2.875%,  4/15/2030 $ 578,073
H. J. Heinz Company
140,000 5.200%,  7/15/2045 175,356
HCA, Inc.
1,430,000 5.375%,  2/1/2025 1,598,025
HLF Financing Sarl , LLC
540,000 4.875%,  6/1/2029
h
540,000
Humana, Inc.
335,000 2.150%,  2/3/2032 327,252
Illumina, Inc.
230,000 9.000%,  7/1/2028
h
253,575
Imperial Brands Finance plc
1,200,000 3.875%,  7/26/2029
h
1,291,624
JBS USA Food Company
130,000 5.750%,  1/15/2028
h
136,501
JBS USA, LLC
110,000 6.500%,  4/15/2029
h
122,925
630,000 5.500%,  1/15/2030
h
700,699
Keurig Dr. Pepper, Inc.
710,000 3.350%,  3/15/2051 737,019
875,000 3.200%,  5/1/2030 942,342
Kimberly-Clark Corporation
650,000 3.100%,  3/26/2030 711,797
710,000 3.900%,  5/4/2047 850,669
Kraft Foods Group, Inc.
670,000 5.000%,  6/4/2042 821,648
Kraft Heinz Foods Company
820,000 4.625%,  1/30/2029 936,129
740,000 3.750%,  4/1/2030 806,307
40,000 4.250%,  3/1/2031 45,221
900,000 4.375%,  6/1/2046 1,024,038
Mattel, Inc.
475,000 3.375%,  4/1/2026
h
489,772
Molina Healthcare, Inc.
560,000 4.375%,  6/15/2028
h
582,613
Mondelez International, Inc.
350,000 2.750%,  4/13/2030 366,216
Mozart Debt Merger Sub, Inc.
716,000 3.875%,  4/1/2029
d,h
716,000
529,000 5.250%,  10/1/2029
d,h
538,258
MPH Acquisition Holdings, LLC
392,000 5.750%,  11/1/2028
g,h
369,256
Mylan, Inc.
1,250,000 4.550%,  4/15/2028 1,426,732
Ortho-Clinical Diagnostics, Inc.
310,000 7.250%,  2/1/2028
h
331,739
Par Pharmaceutical, Inc.
435,000 7.500%,  4/1/2027
h
443,156
Pilgrim's Pride Corporation
384,000 3.500%,  3/1/2032
h
390,480
Reynolds American, Inc.
952,000 5.700%,  8/15/2035 1,139,420
Roche Holdings, Inc.
768,000 4.000%,  11/28/2044
h
933,357
Royalty Pharma plc
1,025,000 3.550%,  9/2/2050 1,006,888
Scotts Miracle- Gro Company
495,000 4.500%,  10/15/2029 517,275
SEG Holding, LLC
560,000 5.625%,  10/15/2028
h
583,800
Simmons Foods, Inc.
490,000 4.625%,  3/1/2029
h
493,675
Principal
Amount Long-Term Fixed Income (36.4%) Value
Consumer Non-Cyclical (1.3%) - continued
Spectrum Brands, Inc.
$ 250,000 5.000%,  10/1/2029
h
$ 268,750
210,000 5.500%,  7/15/2030
h
232,575
Syneos Health, Inc.
450,000 3.625%,  1/15/2029
h
448,740
Sysco Corporation
1,200,000 6.600%,  4/1/2040 1,753,091
Teleflex, Inc.
630,000 4.250%,  6/1/2028
h
654,627
Tenet Healthcare Corporation
144,000 4.625%,  7/15/2024 146,160
1,120,000 5.125%,  11/1/2027
h
1,167,600
205,000 6.125%,  10/1/2028
h
215,347
Teva Pharmaceutical Finance
Netherlands III BV
330,000 2.800%,  7/21/2023 328,033
310,000 3.150%,  10/1/2026 296,825
Thermo Fisher Scientific, Inc.
720,000 4.133%,  3/25/2025 792,142
560,000 2.000%,  10/15/2031 547,876
TreeHouse Foods, Inc.
209,000 4.000%,  9/1/2028
g
204,542
Tyson Foods, Inc.
560,000 3.550%,  6/2/2027 617,855
United Natural Foods, Inc.
420,000 6.750%,  10/15/2028
h
454,650
UnitedHealth Group, Inc.
970,000 4.625%,  7/15/2035 1,205,093
VRX Escrow Corporation
1,166,000 6.125%,  4/15/2025
h
1,190,078
Zoetis, Inc.
670,000 4.700%,  2/1/2043 852,447
Total 73,453,298
Energy (0.9%)
Antero Resources Corporation
470,000 5.375%,  3/1/2030
h
494,980
Apache Corporation
150,000 4.875%,  11/15/2027 163,578
460,000 4.375%,  10/15/2028 497,375
165,000 5.100%,  9/1/2040 184,797
Archrock Partners, LP
480,000 6.250%,  4/1/2028
h
496,428
BP Capital Markets America, Inc.
675,000 2.939%,  6/4/2051 638,209
500,000 3.543%,  4/6/2027 550,811
Buckeye Partners, LP
200,000 4.125%,  3/1/2025
h
207,252
480,000 3.950%,  12/1/2026 489,600
Canadian Natural Resources, Ltd.
340,000 2.050%,  7/15/2025 348,106
430,000 2.950%,  7/15/2030 445,198
Cenovus Energy, Inc.
180,000 5.375%,  7/15/2025 205,030
Cheniere Energy Partners, LP
159,000 3.250%,  1/31/2032
h
159,525
Chevron USA, Inc.
675,000 5.050%,  11/15/2044 898,190
CNX Resources Corporation
265,000 6.000%,  1/15/2029
h
280,237
Comstock Resources, Inc.
330,000 5.875%,  1/15/2030
h
343,200

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.4%) Value
Energy (0.9%) - continued
ConocoPhillips
$ 1,400,000 6.500%,  2/1/2039 $ 2,041,467
Continental Resources, Inc.
220,000 4.375%,  1/15/2028 243,375
290,000 5.750%,  1/15/2031
h
350,537
Devon Energy Corporation
1,644,000 4.500%,  1/15/2030
h
1,791,775
Diamondback Energy, Inc.
975,000 3.500%,  12/1/2029 1,042,701
DT Midstream, Inc.
405,000 4.125%,  6/15/2029
h
410,694
135,000 4.375%,  6/15/2031
h
139,050
Enagas SA
640,000 5.500%,  1/15/2028
h
655,200
Encana Corporation
220,000 6.625%,  8/15/2037 301,718
Endeavor Energy Resources, LP
310,000 5.750%,  1/30/2028
h
326,275
Energean Israel Finance, Ltd.
415,000 4.500%,  3/30/2024
h
423,300
Energy Transfer Operating, LP
1,340,000 6.000%,  6/15/2048 1,700,391
Energy Transfer Partners, LP
765,000 4.900%,  3/15/2035 876,948
600,000 5.150%,  2/1/2043 670,895
EnLink Midstream Partners, LP
440,000 4.850%,  7/15/2026 461,868
185,000 5.600%,  4/1/2044 176,675
Enterprise Products Operating,
LLC
1,100,000 3.300%,  2/15/2053 1,072,767
EQM Midstream Partners, LP
570,000 6.500%,  7/1/2027
h
641,107
EQT Corporation
135,000 3.125%,  5/15/2026
h
138,391
545,000 3.900%,  10/1/2027 589,815
Equinor ASA
625,000 3.000%,  4/6/2027 673,153
Exxon Mobil Corporation
1,200,000 3.452%,  4/15/2051 1,276,114
Genesis Energy, LP
220,000 6.500%,  10/1/2025 218,900
135,000 8.000%,  1/15/2027 136,687
Halliburton Company
925,000 2.920%,  3/1/2030
g
956,644
Harvest Midstream, LP
530,000 7.500%,  9/1/2028
h
564,529
Hess Midstream Operations, LP
350,000 5.625%,  2/15/2026
h
363,125
Hilcorp Energy I, LP
430,000 5.750%,  2/1/2029
h
441,825
ITT Holdings, LLC
380,000 6.500%,  8/1/2029
h
383,325
Laredo Petroleum, Inc.
655,000 7.750%,  7/31/2029
h
656,637
Magellan Midstream Partners, LP
750,000 5.000%,  3/1/2026 855,617
Marathon Petroleum Corporation
336,000 6.500%,  3/1/2041 464,940
MPLX, LP
600,000 4.875%,  12/1/2024 664,589
830,000 4.875%,  6/1/2025 927,545
Principal
Amount Long-Term Fixed Income (36.4%) Value
Energy (0.9%) - continued
Murphy Oil Corporation
$ 240,000 5.875%,  12/1/2027 $ 249,780
Nabors Industries, Ltd.
505,000 7.250%,  1/15/2026
h
491,163
National Fuel Gas Company
975,000 5.500%,  1/15/2026 1,123,053
Newfield Exploration Company
570,000 5.625%,  7/1/2024 632,042
560,000 5.375%,  1/1/2026 633,171
NGL Energy Operating, LLC
290,000 7.500%,  2/1/2026
h
295,437
NGL Energy Partners, LP
290,000 7.500%,  11/1/2023 281,831
NuStar Logistics, LP
500,000 5.750%,  10/1/2025 538,750
Oasis Petroleum, Inc.
335,000 6.375%,  6/1/2026
h
350,912
Occidental Petroleum Corporation
710,000 3.400%,  4/15/2026 728,197
130,000 8.500%,  7/15/2027 162,816
815,000 3.500%,  8/15/2029 828,953
280,000 6.450%,  9/15/2036 352,275
710,000 4.400%,  4/15/2046 708,119
ONEOK, Inc.
860,000 2.200%,  9/15/2025 878,615
Ovintiv , Inc.
140,000 7.375%,  11/1/2031 189,904
PBF Holding Company, LLC
210,000 9.250%,  5/15/2025
h
198,975
Pioneer Natural Resources
Company
500,000 4.450%,  1/15/2026 557,861
Precision Drilling Corporation
335,000 6.875%,  1/15/2029
h
349,889
Qatar Petroleum
900,000 3.125%,  7/12/2041
h
899,568
Sabine Pass Liquefaction, LLC
1,100,000 4.500%,  5/15/2030 1,267,871
Schlumberger Holdings
Corporation
880,000 4.000%,  12/21/2025
h
969,765
SM Energy Company
200,000 6.500%,  7/15/2028
g
207,064
Southwestern Energy Company
265,000 5.375%,  2/1/2029
h
283,500
Sunoco Logistics Partners
Operations, LP
700,000 4.000%,  10/1/2027 772,283
Sunoco, LP
385,000 5.875%,  3/15/2028 406,175
Targa Resources Partners, LP
210,000 5.375%,  2/1/2027 217,602
300,000 5.000%,  1/15/2028 315,000
130,000 4.875%,  2/1/2031 140,238
Teine Energy, Ltd.
280,000 6.875%,  4/15/2029
h
284,200
Transocean Proteus, Ltd.
151,250 6.250%,  12/1/2024
h
151,250
Transocean, Inc.
265,000 11.500%,  1/30/2027
h
272,950
USA Compression Partners, LP
210,000 6.875%,  4/1/2026 218,652

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.4%) Value
Energy (0.9%) - continued
Venture Global Calcasieu Pass,
LLC
$ 389,000 3.875%,  8/15/2029
h
$ 400,689
235,000 4.125%,  8/15/2031
h
244,988
Vine Energy Holdings, LLC
275,000 6.750%,  4/15/2029
h
296,830
W&T Offshore, Inc.
166,000 9.750%,  11/1/2023
g,h
157,961
Western Gas Partners, LP
1,120,000 4.000%,  7/1/2022 1,137,058
Western Midstream Operating, LP
440,000 3.950%,  6/1/2025 464,977
230,000 5.500%,  8/15/2048 269,100
Williams Companies, Inc.
900,000 7.500%,  1/15/2031 1,251,248
Total 49,221,807
Financials (2.4%)
ACE INA Holdings, Inc.
737,000 4.350%,  11/3/2045 926,902
AerCap Ireland Capital DAC
980,000 3.500%,  1/15/2025 1,031,166
950,000 3.875%,  1/23/2028
g
1,019,936
Air Lease Corporation
1,350,000 3.000%,  2/1/2030 1,369,853
Aircastle , Ltd.
565,000 5.250%,  8/11/2025
h
631,689
1,000,000 2.850%,  1/26/2028
h
1,012,760
Alliant Holdings Intermediate, LLC
130,000 6.750%,  10/15/2027
h
134,550
Ally Financial, Inc.
1,430,000 5.750%,  11/20/2025 1,635,131
900,000 8.000%,  11/1/2031 1,298,096
Altice Financing SA
190,000 5.750%,  8/15/2029
h
184,040
American Finance Trust, Inc.
318,000 4.500%,  9/30/2028
d,h
318,000
American Homes 4 Rent, LP
880,000 2.375%,  7/15/2031 871,713
American International Group, Inc.
705,000 3.750%,  7/10/2025 767,407
810,000 3.900%,  4/1/2026 898,568
AmWINS Group, Inc.
255,000 4.875%,  6/30/2029
h
258,583
Ares Capital Corporation
975,000 3.875%,  1/15/2026 1,042,693
450,000 2.150%,  7/15/2026 451,197
Australia and New Zealand
Banking Group, Ltd.
500,000 2.950%,  7/22/2030
b,h
519,730
Aviation Capital Group, LLC
880,000 5.500%,  12/15/2024
h
986,270
Avolon Holdings Funding, Ltd.
700,000 5.250%,  5/15/2024
h
764,714
250,000 4.250%,  4/15/2026
h
268,891
Banco Santander Mexico SA
675,000 5.375%,  4/17/2025
h
754,447
Banco Santander SA
1,200,000
1.239%,  (LIBOR 3M +
1.120%), 4/12/2023
b
1,216,316
1,200,000 1.722%,  9/14/2027
b
1,194,423
Bank of America Corporation
1,000,000 4.200%,  8/26/2024 1,093,832
Principal
Amount Long-Term Fixed Income (36.4%) Value
Financials (2.4%) - continued
$ 830,000 4.000%,  1/22/2025 $ 901,932
1,450,000 3.458%,  3/15/2025
b
1,542,673
500,000 1.734%,  7/22/2027
b
502,057
1,210,000 3.824%,  1/20/2028
b
1,335,296
450,000 2.087%,  6/14/2029
b
449,278
1,200,000 2.496%,  2/13/2031
b
1,214,388
700,000 2.592%,  4/29/2031
b
714,440
1,250,000 1.922%,  10/24/2031
b
1,202,463
1,200,000 4.244%,  4/24/2038
b
1,404,000
Barclays plc
1,185,000 4.972%,  5/16/2029
b
1,377,702
1,250,000 3.564%,  9/23/2035
b
1,296,842
BPCE SA
860,000 3.500%,  10/23/2027
h
927,935
Camden Property Trust
1,500,000 3.150%,  7/1/2029 1,620,256
CANPACK SA
540,000 3.125%,  11/1/2025
h
548,775
Capital One Financial Corporation
1,000,000 4.200%,  10/29/2025 1,108,314
Cascades USA, Inc.
290,000 5.125%,  1/15/2026
h
308,289
Chobani , LLC
580,000 4.625%,  11/15/2028
h
598,850
CIT Group, Inc.
880,000 5.250%,  3/7/2025 980,100
660,000 6.125%,  3/9/2028 797,854
Citigroup, Inc.
1,240,000 4.400%,  6/10/2025 1,371,534
620,000 3.200%,  10/21/2026 668,469
675,000 1.462%,  6/9/2027
b
671,022
1,404,000 3.668%,  7/24/2028
b
1,543,282
415,000 4.125%,  7/25/2028 463,241
700,000 3.520%,  10/27/2028
b
761,167
828,000 4.650%,  7/23/2048 1,068,079
CNA Financial Corporation
450,000 3.900%,  5/1/2029 501,720
Coinbase Global, Inc.
107,000 3.625%,  10/1/2031
h
101,717
Commerzbank AG
700,000 8.125%,  9/19/2023
h
788,703
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
810,000 3.950%,  11/9/2022 840,807
830,000 4.625%,  12/1/2023 899,383
Credit Acceptance Corporation
450,000 5.125%,  12/31/2024
h
463,500
Credit Agricole SA
550,000 6.875%,  9/23/2024
b,h,k
611,875
Credit Suisse Group AG
775,000 7.250%,  9/12/2025
b,h,k
859,049
1,375,000 2.193%,  6/5/2026
b,h
1,400,807
Danske Bank AS
400,000 0.976%,  9/10/2025
b,h
399,329
900,000 3.244%,  12/20/2025
b,h
956,122
Deutsche Bank AG
950,000 3.729%,  1/14/2032
b
980,860
Discover Bank
600,000 2.450%,  9/12/2024 625,690
1,410,000 4.682%,  8/9/2028
b
1,499,942
Diversified Healthcare Trust
330,000 4.375%,  3/1/2031 319,188

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.4%) Value
Financials (2.4%) - continued
Drawbridge Special Opportunities
Fund, LP
$ 600,000 3.875%,  2/15/2026
h
$ 616,496
Duke Realty, LP
700,000 2.875%,  11/15/2029 737,501
ERP Operating, LP
267,000 3.375%,  6/1/2025 286,858
Fidelity National Financial, Inc.
1,125,000 5.500%,  9/1/2022 1,177,171
First Horizon Bank
225,000 5.750%,  5/1/2030 274,866
First Horizon National Corporation
900,000 4.000%,  5/26/2025 982,008
Fortress Transportation and
Infrastructure Investors, LLC
290,000 6.500%,  10/1/2025
h
298,520
190,000 5.500%,  5/1/2028
h
191,278
FS KKR Capital Corporation
450,000 4.250%,  2/14/2025
h
475,314
1,137,000 3.400%,  1/15/2026 1,188,030
GE Capital Funding, LLC
975,000 4.400%,  5/15/2030 1,129,752
GE Capital International Funding
Company
2,265,000 4.418%,  11/15/2035 2,718,118
Global Net Lease, Inc.
575,000 3.750%,  12/15/2027
h
570,944
Goldman Sachs Group, Inc.
1,000,000 3.625%,  2/20/2024 1,065,635
230,000 1.992%,  1/27/2032
b
221,796
460,000 4.750%,  10/21/2045 593,962
HCP, Inc.
32,000 3.400%,  2/1/2025 34,126
HCRX Investments Holdco, LP
155,000 4.500%,  8/1/2029
h
155,775
HSBC Holdings plc
1,525,000 3.803%,  3/11/2025
b
1,626,600
1,040,000 3.900%,  5/25/2026 1,145,512
Icahn Enterprises, LP
390,000 6.375%,  12/15/2025 400,140
465,000 5.250%,  5/15/2027 482,437
iStar , Inc.
505,000 4.250%,  8/1/2025 524,559
J.P. Morgan Chase & Company
1,200,000 3.875%,  9/10/2024 1,304,736
565,000 3.125%,  1/23/2025 600,527
450,000 0.824%,  6/1/2025
b
449,920
725,000 1.040%,  2/4/2027
b
711,268
714,000 1.578%,  4/22/2027
b
715,448
1,350,000 4.203%,  7/23/2029
b
1,535,695
700,000 2.522%,  4/22/2031
b
714,142
975,000 1.953%,  2/4/2032
b
940,603
1,475,000 3.882%,  7/24/2038
b
1,697,785
952,000 3.157%,  4/22/2042
b
988,401
Jefferies Finance, LLC
455,000 5.000%,  8/15/2028
h
461,256
Kimco Realty Corporation
1,072,000 3.300%,  2/1/2025 1,142,879
Lloyds Banking Group plc
1,500,000 3.870%,  7/9/2025
b
1,617,283
LPL Holdings, Inc.
340,000 4.000%,  3/15/2029
h
349,231
Principal
Amount Long-Term Fixed Income (36.4%) Value
Financials (2.4%) - continued
MGM Growth Properties Operating
Partnership, LP
$ 300,000 4.625%,  6/15/2025
h
$ 323,250
260,000 5.750%,  2/1/2027 299,000
Mitsubishi UFJ Financial Group,
Inc.
1,420,000 3.287%,  7/25/2027 1,549,838
1,350,000 2.048%,  7/17/2030 1,327,429
Mizuho Financial Group, Inc.
1,250,000 1.979%,  9/8/2031
b
1,206,632
Morgan Stanley
475,000 2.188%,  4/28/2026
b
490,439
1,350,000 4.350%,  9/8/2026 1,523,758
1,704,000 3.591%,  7/22/2028
b
1,868,670
1,250,000 3.622%,  4/1/2031
b
1,377,708
700,000 2.802%,  1/25/2052
b
672,831
MPT Operating Partnership, LP
385,000 4.625%,  8/1/2029 413,105
Nasdaq, Inc.
575,000 3.250%,  4/28/2050 579,375
Nationwide Building Society
650,000 3.622%,  4/26/2023
b,h
661,302
Natwest Group plc
750,000 3.032%,  11/28/2035
b
750,995
Navient Corporation
270,000 5.500%,  1/25/2023 282,150
130,000 5.000%,  3/15/2027 133,900
130,000 4.875%,  3/15/2028 131,057
NFP Corporation
180,000 6.875%,  8/15/2028
h
183,789
Omega Healthcare Investors, Inc.
774,000 3.625%,  10/1/2029 814,359
725,000 3.375%,  2/1/2031 738,180
OneMain Finance Corporation
200,000 3.500%,  1/15/2027 200,090
Owl Rock Capital Corporation
225,000 4.250%,  1/15/2026 241,493
1,250,000 3.400%,  7/15/2026 1,301,790
Owl Rock Technology Finance
Corporation
225,000 4.750%,  12/15/2025
h
245,958
Park Aerospace Holdings, Ltd.
700,000 4.500%,  3/15/2023
h
731,458
Park Intermediate Holdings, LLC
145,000 4.875%,  5/15/2029
h
149,238
PennyMac Financial Services, Inc.
360,000 4.250%,  2/15/2029
h
342,747
Playtika Holding Corporation
275,000 4.250%,  3/15/2029
h
275,877
Principal Life Global Funding II
720,000 1.250%,  8/16/2026
h
715,534
Prudential Financial, Inc.
900,000 3.700%,  3/13/2051 1,025,691
Quicken Loans, LLC
340,000 3.625%,  3/1/2029
h
343,825
Radian Group, Inc.
270,000 4.875%,  3/15/2027 294,265
Realty Income Corporation
1,120,000 4.125%,  10/15/2026 1,256,714
450,000 1.800%,  3/15/2033 425,887
Regency Centers, LP
1,180,000 4.125%,  3/15/2028 1,321,575

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.4%) Value
Financials (2.4%) - continued
Reinsurance Group of America,
Inc.
$ 965,000 4.700%,  9/15/2023 $ 1,037,676
Royal Bank of Scotland Group plc
875,000 6.000%,  12/29/2025
b,k
979,239
850,000 4.445%,  5/8/2030
b
972,323
Santander UK Group Holdings plc
900,000 1.673%,  6/14/2027
b
896,166
Service Properties Trust
170,000 4.750%,  10/1/2026 168,300
320,000 4.950%,  2/15/2027 319,200
290,000 5.500%,  12/15/2027 309,056
Simon Property Group, LP
1,100,000 3.800%,  7/15/2050 1,212,179
Societe Generale SA
840,000 4.750%,  11/24/2025
h
932,192
Spirit Realty, LP
1,100,000 2.100%,  3/15/2028 1,094,282
Springleaf Finance Corporation
470,000 6.875%,  3/15/2025 528,162
410,000 6.625%,  1/15/2028 471,500
Sumitomo Mitsui Financial Group,
Inc.
840,000 3.010%,  10/19/2026 900,762
700,000 1.710%,  1/12/2031 667,661
Sumitomo Mitsui Trust Bank, Ltd.
880,000 0.800%,  9/16/2024
h
878,125
Synchrony Financial
330,000 4.250%,  8/15/2024 356,600
825,000 3.950%,  12/1/2027 910,060
Truist Financial Corporation
450,000 1.887%,  6/7/2029
b
449,562
UBS Group Funding Jersey, Ltd.
768,000 4.125%,  9/24/2025
h
848,474
UDR, Inc.
675,000 2.100%,  8/1/2032 647,467
United Wholesale Mortgage, LLC
405,000 5.500%,  4/15/2029
h
393,216
VEREIT Operating Partnership, LP
1,000,000 2.850%,  12/15/2032 1,038,859
VICI Properties, LP
250,000 4.250%,  12/1/2026
h
261,083
140,000 3.750%,  2/15/2027
h
144,900
250,000 4.625%,  12/1/2029
h
268,750
Voya Financial, Inc.
979,000 3.125%,  7/15/2024 1,037,456
Wells Fargo & Company
900,000 4.125%,  8/15/2023 958,485
1,040,000 3.000%,  2/19/2025 1,103,831
600,000 3.000%,  4/22/2026 643,735
1,140,000 3.000%,  10/23/2026 1,221,816
1,200,000 2.393%,  6/2/2028
b
1,237,728
930,000 4.900%,  11/17/2045 1,177,586
Welltower , Inc.
675,000 2.050%,  1/15/2029 670,572
Total 136,341,321
Mortgage-Backed Securities (10.3%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
14,700,000 1.500%,  11/1/2035
d
14,827,476
20,250,000 1.500%,  10/15/2036
d
20,450,127
Principal
Amount Long-Term Fixed Income (36.4%) Value
Mortgage-Backed Securities (10.3%) -
continued
$ 112,000,000 2.000%,  11/1/2036
d
$ 115,193,749
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
144,280,000 2.000%,  11/1/2051
d,l
144,409,627
150,625,000 2.500%,  11/1/2051
d
155,008,422
22,050,000 3.000%,  11/1/2047
d
23,043,637
4,750,000 3.000%,  10/1/2049
d
4,970,244
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
71,000,000 2.500%,  10/1/2051
d
73,293,633
28,500,000 2.500%,  11/1/2051
d
29,369,473
Total 580,566,388
Technology (0.7%)
Analog Devices, Inc.
1,000,000 2.950%,  10/1/2051
d
999,654
Apple, Inc.
1,975,000 3.750%,  9/12/2047 2,283,454
Applied Materials, Inc.
560,000 3.300%,  4/1/2027 615,495
Baidu, Inc.
940,000 3.425%,  4/7/2030 995,111
Black Knight InfoServ , LLC
478,000 3.625%,  9/1/2028
h
480,390
Broadcom Corporation
403,000 3.875%,  1/15/2027 442,865
Broadcom, Inc.
460,000 5.000%,  4/15/2030 537,171
448,000 3.469%,  4/15/2034
h
461,322
1,100,000 3.187%,  11/15/2036
h
1,096,806
CommScope Technologies
Finance, LLC
380,000 6.000%,  6/15/2025
h
384,750
CommScope , Inc.
310,000 7.125%,  7/1/2028
h
316,346
Dell International, LLC
1,770,000 6.020%,  6/15/2026 2,105,464
450,000 8.350%,  7/15/2046 729,835
Fiserv, Inc.
1,650,000 2.250%,  6/1/2027 1,701,890
960,000 2.650%,  6/1/2030 982,317
Gartner, Inc.
200,000 3.625%,  6/15/2029
h
201,520
480,000 3.750%,  10/1/2030
h
494,016
Hewlett Packard Enterprise
Company
650,000 4.650%,  10/1/2024 718,054
Iron Mountain, Inc.
250,000 5.000%,  7/15/2028
h
260,575
540,000 4.875%,  9/15/2029
h
565,650
300,000 5.250%,  7/15/2030
h
318,369
440,000 4.500%,  2/15/2031
h
446,292
Lam Research Corporation
1,200,000 2.875%,  6/15/2050 1,203,335
Microchip Technology, Inc.
450,000 0.983%,  9/1/2024
h
449,455
Micron Technology, Inc.
450,000 2.497%,  4/24/2023 463,176
900,000 4.663%,  2/15/2030 1,038,825

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.4%) Value
Technology (0.7%) - continued
Microsoft Corporation
$ 1,320,000 3.041%,  3/17/2062 $ 1,394,354
1,700,000 3.700%,  8/8/2046 2,008,843
MSCI, Inc.
375,000 4.000%,  11/15/2029
h
397,012
NCR Corporation
820,000 6.125%,  9/1/2029
h
889,700
NVIDIA Corporation
1,100,000 3.500%,  4/1/2040 1,219,855
NXP Funding, LLC
475,000 5.550%,  12/1/2028
h
576,200
476,000 4.300%,  6/18/2029
h
539,503
475,000 2.500%,  5/11/2031
h
479,421
475,000 3.250%,  5/11/2041
h
490,591
Open Text Corporation
545,000 4.125%,  2/15/2030
h
559,987
Oracle Corporation
450,000 3.950%,  3/25/2051 474,579
1,400,000 3.850%,  7/15/2036 1,521,008
1,200,000 3.600%,  4/1/2040 1,244,413
1,100,000 4.000%,  7/15/2046 1,165,315
PTC, Inc.
220,000 3.625%,  2/15/2025
h
223,300
210,000 4.000%,  2/15/2028
h
215,512
Qorvo , Inc.
790,000 3.375%,  4/1/2031
h
832,976
Rackspace Technology Global,
Inc.
430,000 5.375%,  12/1/2028
g,h
422,475
Seagate HDD Cayman
656,000 3.125%,  7/15/2029
h
634,417
540,000 3.375%,  7/15/2031
h
526,500
Sensata Technologies, Inc.
640,000 3.750%,  2/15/2031
h
644,378
Shift4 Payments, LLC
150,000 4.625%,  11/1/2026
h
156,562
SS&C Technologies, Inc.
880,000 5.500%,  9/30/2027
h
929,221
Switch, Ltd.
440,000 3.750%,  9/15/2028
h
446,600
Teledyne Technologies, Inc.
714,000 2.250%,  4/1/2028 727,193
Texas Instruments, Inc.
1,380,000 4.150%,  5/15/2048 1,711,653
Tyco Electronics Group SA
284,000 3.450%,  8/1/2024 302,188
Viavi Solutions, Inc.
319,000 3.750%,  10/1/2029
h
319,702
VMware, Inc.
550,000 4.650%,  5/15/2027 631,549
675,000 1.800%,  8/15/2028 664,986
Total 42,642,130
Transportation (0.2%)
Air Canada
95,000 3.875%,  8/15/2026
h
95,860
Air Canada Pass Through Trust
169,658 3.875%,  3/15/2023
h
171,544
American Airlines, Inc.
390,000 11.750%,  7/15/2025
h
482,625
825,000 5.500%,  4/20/2026
h
867,281
100,000 5.750%,  4/20/2029
h
107,750
Principal
Amount Long-Term Fixed Income (36.4%) Value
Transportation (0.2%) - continued
Avis Budget Car Rental, LLC
$ 360,000 5.375%,  3/1/2029
g,h
$ 380,484
Burlington Northern Santa Fe, LLC
850,000 5.750%,  5/1/2040 1,191,409
900,000 4.450%,  3/15/2043 1,123,234
CSX Corporation
720,000 3.800%,  4/15/2050 816,902
Delta Air Lines, Inc.
468,000 7.000%,  5/1/2025
h
545,805
1,451,000 4.750%,  10/20/2028
h
1,617,865
Southwest Airlines Company
875,000 5.125%,  6/15/2027 1,023,291
952,000 2.625%,  2/10/2030 965,668
United Airlines, Inc.
435,000 4.375%,  4/15/2026
h
446,419
435,000 4.625%,  4/15/2029
h
449,551
United Parcel Service, Inc.
960,000 4.450%,  4/1/2030 1,142,621
Total 11,428,309
U.S. Government & Agencies (12.5%)
U.S. Treasury Bonds
20,680,000 1.625%,  11/15/2050 18,578,880
16,975,000 2.250%,  11/15/2027 18,044,558
31,750,000 2.875%,  5/15/2028 35,018,018
14,120,000 5.250%,  11/15/2028 17,948,947
38,050,000 1.625%,  8/15/2029 38,754,519
11,850,000 1.500%,  2/15/2030 11,925,451
6,250,000 0.875%,  11/15/2030 5,931,152
850,000 1.125%,  2/15/2031 823,305
1,075,000 4.375%,  5/15/2040 1,495,930
41,740,000 1.375%,  11/15/2040 37,494,259
600,000 3.000%,  5/15/2042 701,508
27,658,000 2.500%,  5/15/2046 29,927,901
35,275,000 2.875%,  5/15/2049 41,266,238
U.S. Treasury Notes
60,650,000 0.125%,  10/31/2022 60,657,108
53,005,000 2.000%,  11/30/2022 54,156,202
6,540,000 2.500%,  3/31/2023 6,766,090
5,990,000 0.125%,  4/30/2023 5,982,044
91,985,000 0.125%,  7/31/2023 91,787,376
22,230,000 0.125%,  8/31/2023 22,170,951
23,100,000 0.125%,  10/15/2023 23,016,984
65,780,000 2.500%,  1/31/2024 69,038,166
12,780,000 2.125%,  7/31/2024 13,371,075
15,100,000 2.250%,  11/15/2024 15,893,340
8,000,000 2.125%,  11/30/2024 8,391,250
3,700,000 1.375%,  1/31/2025 3,793,223
6,000,000 0.250%,  8/31/2025 5,877,422
33,790,000 2.625%,  1/31/2026 36,316,330
22,580,000 2.500%,  2/28/2026 24,166,774
2,350,000 0.500%,  4/30/2027 2,273,809
4,300,000 0.750%,  1/31/2028 4,175,535
Total 705,744,345
Utilities (0.7%)
Ameren Illinois Company
720,000 4.500%,  3/15/2049 915,421
American Water Capital
Corporation
1,150,000 2.800%,  5/1/2030 1,206,239
Appalachian Power Company
560,000 3.300%,  6/1/2027 604,894

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.4%) Value
Utilities (0.7%) - continued
Berkshire Hathaway Energy
Company
$ 900,000 4.500%,  2/1/2045 $ 1,092,324
Calpine Corporation
635,000 4.500%,  2/15/2028
h
647,700
CenterPoint Energy Resources
Corporation
750,000 1.750%,  10/1/2030 720,498
CenterPoint Energy, Inc.
500,000 2.500%,  9/1/2024 522,818
750,000 4.250%,  11/1/2028 854,492
CMS Energy Corporation
440,000 2.950%,  2/15/2027 464,823
Commonwealth Edison Company
1,025,000 3.700%,  3/1/2045 1,155,110
Consolidated Edison Company of
New York, Inc.
900,000 4.125%,  5/15/2049 1,043,949
Consolidated Edison, Inc.
384,000 4.500%,  12/1/2045 464,662
Consumers Energy Company
1,025,000 4.350%,  4/15/2049 1,275,188
DTE Electric Company
760,000 3.700%,  3/15/2045 859,693
640,000 3.700%,  6/1/2046 717,651
Duke Energy Carolinas, LLC
960,000 3.700%,  12/1/2047 1,066,171
Duke Energy Corporation
520,000 3.750%,  9/1/2046 555,269
Duke Energy Florida, LLC
775,000 3.200%,  1/15/2027 840,144
Duke Energy Indiana, LLC
1,085,000 3.750%,  5/15/2046 1,203,322
Edison International
950,000 5.750%,  6/15/2027 1,093,843
Enel Finance International NV
675,000 1.875%,  7/12/2028
h
672,231
Exelon Corporation
575,000 4.700%,  4/15/2050 726,590
792,000 4.450%,  4/15/2046 956,543
FirstEnergy Corporation
350,000 3.350%,  7/15/2022 354,147
ITC Holdings Corporation
284,000 4.050%,  7/1/2023 298,075
560,000 5.300%,  7/1/2043 730,692
Jersey Central Power & Light
Company
375,000 2.750%,  3/1/2032
h
384,151
Mississippi Power Company
800,000 3.950%,  3/30/2028 891,270
National Rural Utilities Cooperative
Finance Corporation
500,000 3.900%,  11/1/2028 563,138
1,000,000 3.700%,  3/15/2029 1,114,537
NextEra Energy Operating
Partners, LP
600,000 3.875%,  10/15/2026
h
637,950
NiSource Finance Corporation
675,000 5.650%,  2/1/2045 925,941
NiSource, Inc.
875,000 3.600%,  5/1/2030 959,240
NRG Energy, Inc.
635,000 3.375%,  2/15/2029
h
626,701
Principal
Amount Long-Term Fixed Income (36.4%) Value
Utilities (0.7%) - continued
$ 195,000 5.250%,  6/15/2029
h
$ 207,431
Pacific Gas and Electric Company
800,000 3.300%,  12/1/2027 823,378
660,000 4.550%,  7/1/2030 713,678
476,000 3.250%,  6/1/2031 474,270
PG&E Corporation
210,000 5.000%,  7/1/2028
g
213,937
PPL Electric Utilities Corporation
840,000 3.950%,  6/1/2047 995,726
Public Service Electric & Gas
Company
410,000 3.000%,  5/15/2027 445,132
San Diego Gas and Electric
Company
900,000 4.150%,  5/15/2048 1,080,155
South Carolina Electric & Gas
Company
760,000 5.100%,  6/1/2065 1,090,937
Southern California Edison
Company
1,135,000 4.000%,  4/1/2047 1,217,113
Southern Company
665,000 3.250%,  7/1/2026 715,585
Southern Company Gas Capital
Corporation
600,000 4.400%,  5/30/2047 705,329
Southwestern Electric Power
Company
460,000 3.900%,  4/1/2045 503,138
Suburban Propane Partners, LP
560,000 5.875%,  3/1/2027 583,800
Talen Energy Supply, LLC
300,000 7.625%,  6/1/2028
h
281,250
TerraForm Power Operating, LLC
520,000 5.000%,  1/31/2028
h
558,350
Virginia Electric and Power
Company
750,000 4.600%,  12/1/2048 960,387
Vistra Operations Company, LLC
560,000 5.000%,  7/31/2027
h
578,200
Total 39,293,213
Total Long-Term Fixed Income
(cost $2,007,383,623) 2,055,967,334
Shares Common Stock ( 20.7% ) Value
Communications Services (1.7%)
12,042 Alphabet, Inc., Class A
m
32,194,528
2,430 Alphabet, Inc., Class C
m
6,476,703
13,943 AMC Networks, Inc.
m
649,604
70,753 AT&T, Inc. 1,911,039
8,863 Audacy , Inc.
m
32,616
5,444 Cars.com, Inc.
m
68,867
92,900 Comcast Corporation 5,195,897
48,500 Discovery, Inc., Class A
g,m
1,230,930
8,292 DISH Network Corporation
m
360,370
1,459 E.W. Scripps Company 26,350
12,174 Electronic Arts, Inc. 1,731,752
55,355 Facebook, Inc.
m
18,786,933
3,003 Gray Television, Inc. 68,529
1,866 Hemisphere Media Group, Inc.
m
22,728
8,175 Interpublic Group of Companies,
Inc. 299,777
1,014 Liberty Global plc, Class A
m
30,217

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (20.7%) Value
Communications Services (1.7%) - continued
55,401 Live Nation Entertainment, Inc.
m
$ 5,048,693
45,620 Lumen Technologies, Inc.
g
565,232
24,774 Match Group, Inc.
m
3,889,270
2,245 Nexstar Broadcasting Group, Inc. 341,150
11,722 Omnicom Group, Inc. 849,376
21,100 QuinStreet , Inc.
m
370,516
6,827 RingCentral, Inc.
m
1,484,873
2,172 Skillz , Inc.
g,m
21,329
10,100 Telephone & Data Systems, Inc. 196,950
78,247 Twitter, Inc.
m
4,725,336
652 United States Cellular Corporation
m
20,792
112,879 Verizon Communications, Inc. 6,096,595
1,413 ViacomCBS , Inc. 55,828
746 Walt Disney Company
m
126,201
6,476 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
m
98,759
3,068 Zillow Group, Inc.
m
271,763
17,958 ZoomInfo Technologies, Inc.
m
1,098,850
Total 94,348,353
Consumer Discretionary (2.5%)
960 Adient plc
m
39,792
9,071 Amazon.com, Inc.
m
29,798,598
32,843 American Axle & Manufacturing
Holdings, Inc.
m
289,347
62,984 Aptiv plc
m
9,382,726
1,625 AutoZone, Inc.
m
2,759,234
6,981 Bally's Corporation
m
350,027
2,920 Bed Bath & Beyond, Inc.
g,m
50,443
4,234 Big Lots, Inc. 183,586
3,341 BJ's Restaurants, Inc.
m
139,520
1,578 Brunswick Corporation 150,336
7,220 Burlington Stores, Inc.
m
2,047,375
20,599 Caesars Entertainment, Inc.
m
2,312,856
10,988 Carvana Company
m
3,313,322
7,067 Cedar Fair, LP
m
327,767
13,626 Chegg , Inc.
m
926,841
18,459 Chewy, Inc.
g,m
1,257,243
15,715 Chico's FAS, Inc.
m
70,560
4,204 Chipotle Mexican Grill, Inc.
m
7,640,854
4,448 Choice Hotels International, Inc. 562,094
515 Churchill Downs, Inc. 123,641
344 Cimpress plc
m
29,870
7,095 Clarus Corporation 181,845
28,004 Cooper-Standard Holdings, Inc.
m
613,568
2,345 Cracker Barrel Old Country Store,
Inc. 327,925
1,849 Crocs, Inc.
m
265,295
8,021 Culp, Inc. 103,310
19,411 D.R. Horton, Inc. 1,629,942
12,939 Dana, Inc. 287,763
3,941 Darden Restaurants, Inc. 596,943
823 Deckers Outdoor Corporation
m
296,445
1,909 Dick's Sporting Goods, Inc. 228,641
1,873 Dorman Products, Inc.
m
177,317
25,859 Duluth Holdings, Inc.
m
352,458
14,589 Emerald Holding, Inc.
m
63,316
67,950 Everi Holdings, Inc.
m
1,643,031
2,237 Expedia Group, Inc.
m
366,644
25,763 Farfetch , Ltd.
m
965,597
1,181 Fisker , Inc.
m
17,302
11,600 Five Below, Inc.
m
2,050,996
6,920 Foot Locker, Inc. 315,967
922 Fox Factory Holding Corporation
m
133,266
21,590 Gap, Inc. 490,093
Shares Common Stock (20.7%) Value
Consumer Discretionary (2.5%) - continued
2,476 Garmin, Ltd. $ 384,919
36,269 Gentex Corporation 1,196,152
4,423 Genuine Parts Company 536,200
6,220 G-III Apparel Group, Ltd.
m
176,026
7,074 Goodyear Tire & Rubber
Company
m
125,210
12,847 GoPro, Inc.
m
120,248
95 Graham Holdings Company 55,970
2,767 Grand Canyon Education, Inc.
m
243,385
690 Group 1 Automotive, Inc. 129,637
1,765 GrowGeneration Corporation
m
43,543
5,183 Guess ?, Inc. 108,895
15,691 Hanesbrands, Inc. 269,258
11,324 Harley-Davidson, Inc. 414,572
11,992 Home Depot, Inc. 3,936,494
1,385 Jack in the Box, Inc. 134,802
3,485 KB Home 135,636
38,106 Kohl's Corporation 1,794,412
11,107 Lear Corporation 1,738,023
17,249 Leggett & Platt, Inc. 773,445
5,218 Lithia Motors, Inc. 1,654,315
27,660 Lowe's Companies, Inc. 5,611,108
1,776 Lululemon Athletica , Inc.
m
718,747
2,490 M.D.C. Holdings, Inc. 116,333
4,194 Macy's, Inc. 94,784
18,155 Magnite , Inc.
m
508,340
65 Marriott Vacations Worldwide
Corporation 10,226
7,867 McDonald's Corporation 1,896,812
6,830 Miller Industries, Inc. 232,493
6,066 Mohawk Industries, Inc.
m
1,076,108
11,760 NIKE, Inc. 1,707,905
18,564 Nordstrom, Inc.
g,m
491,018
18,074 Norwegian Cruise Line Holdings,
Ltd.
g,m
482,757
728 NVR, Inc.
m
3,490,090
5,266 Ollie's Bargain Outlet Holdings,
Inc.
m
317,434
3,495 Papa John's International, Inc. 443,830
35,066 Penn National Gaming, Inc.
m
2,540,882
15,417 Planet Fitness, Inc.
m
1,211,005
618 Pool Corporation 268,465
1,025 Poshmark , Inc.
m
24,354
1,288 Purple Innovation, Inc.
m
27,074
1,831 PVH Corporation
m
188,208
103,848 Qurate Retail, Inc. 1,058,211
4,289 Revolve Group, Inc.
m
264,932
562 RH
m
374,803
18,238 Ross Stores, Inc. 1,985,206
5,532 Ruth's Hospitality Group, Inc.
m
114,568
9,974 Skyline Corporation
m
599,038
3,982 Sleep Number Corporation
m
372,237
29,231 Sony Group Corporation ADR 3,232,364
9,143 Stoneridge, Inc.
m
186,426
4,128 Tapestry, Inc. 152,819
1,917 Target Corporation 438,552
41,668 Taylor Morrison Home
Corporation
m
1,074,201
4,085 Tenneco, Inc.
m
58,293
15,034 Tesla, Inc.
m
11,658,566
1,864 Thor Industries, Inc. 228,825
41,041 ThredUp , Inc.
m
890,179
14,675 Toll Brothers, Inc. 811,381
3,075 TopBuild Corporation
m
629,791
18,781 Tri Pointe Homes, Inc.
m
394,777

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (20.7%) Value
Consumer Discretionary (2.5%) - continued
18,021 TripAdvisor, Inc.
m
$ 610,011
2,722 Tupperware Brands Corporation
m
57,489
4,492 Ulta Beauty, Inc.
m
1,621,253
2,716 Urban Outfitters, Inc.
m
80,638
1,627 Vail Resorts, Inc.
m
543,499
1,612 Wayfair, Inc.
g,m
411,882
407 Williams-Sonoma, Inc. 72,173
2,669 Wingstop , Inc. 437,529
5,181 Workhorse Group, Inc.
g,m
39,635
26,211 Wyndham Hotels & Resorts, Inc. 2,023,227
10,861 Yum! Brands, Inc. 1,328,409
6,843 Zumiez , Inc.
m
272,078
Total 140,315,803
Consumer Staples (0.6%)
4,771 Altria Group, Inc. 217,176
51,732 BJ's Wholesale Club Holdings,
Inc.
m
2,841,121
58 Casey's General Stores, Inc. 10,930
1,607 Church & Dwight Company, Inc. 132,690
13,983 Colgate-Palmolive Company 1,056,835
6,601 Costco Wholesale Corporation 2,966,159
22,530 Coty, Inc.
m
177,086
8,614 Darling Ingredients, Inc.
m
619,347
23,729 e.l.f . Beauty, Inc.
m
689,327
11,014 Hain Celestial Group, Inc.
m
471,179
1,948 Hershey Company 329,699
1,923 Ingredion, Inc. 171,166
2,260 John B. Sanfilippo & Son, Inc. 184,687
8,252 Kimberly-Clark Corporation 1,092,895
59,988 Lamb Weston Holdings, Inc. 3,681,464
655 Medifast , Inc. 126,179
6,258 Molson Coors Beverage Company 290,246
18,319 Monster Beverage Corporation
m
1,627,277
1,403 PepsiCo, Inc. 211,025
78,342 Philip Morris International, Inc. 7,426,038
27,403 Primo Water Corporation 430,775
12,316 Procter & Gamble Company 1,721,777
939 Seneca Foods Corporation
m
45,279
17,987 Sprouts Farmers Markets, Inc.
m
416,759
18,384 Sysco Corporation 1,443,144
21,852 Turning Point Brands, Inc. 1,043,433
4,181 US Foods Holding Corporation
m
144,914
38,314 Wal-Mart Stores, Inc. 5,340,205
Total 34,908,812
Energy (0.6%)
34,110 Antero Midstream Corporation 355,426
26,317 Antero Resources Corporation
m
495,023
102,422 APA Corporation 2,194,903
29,268 Archrock , Inc. 241,461
771 Bonanza Creek Energy, Inc. 36,931
65,345 BP plc ADR 1,785,879
499 Callon Petroleum Company
m
24,491
39,713 Centennial Resource
Development, Inc.
m
266,077
9,027 ChampionX Corporation
m
201,844
5,049 Chevron Corporation 512,221
8,810 CNX Resources Corporation
m
111,182
37,707 ConocoPhillips 2,555,403
12,815 Continental Resources, Inc.
g
591,412
7,176 Core Laboratories NV 199,134
102,645 Devon Energy Corporation 3,644,924
12,551 Diamondback Energy, Inc. 1,188,203
1,146 DT Midstream, Inc. 52,991
Shares Common Stock (20.7%) Value
Energy (0.6%) - continued
23,345 EnLink Midstream, LLC $ 159,213
71,727 Enterprise Products Partners, LP 1,552,172
13,618 EOG Resources, Inc. 1,093,117
5,146 Equitrans Midstream Corporation 52,180
6,478 Exterran Corporation
m
28,762
19,616 Exxon Mobil Corporation 1,153,813
61,264 Halliburton Company 1,324,528
10,552 Helix Energy Solutions Group,
Inc.
m
40,942
24,312 Helmerich & Payne, Inc. 666,392
11,333 HollyFrontier Corporation 375,462
24,566 Kinder Morgan, Inc. 410,989
11,356 Kosmos Energy, Ltd.
m
33,614
2,542 Magnolia Oil & Gas Corporation 45,222
109,013 Marathon Oil Corporation 1,490,208
23,965 Marathon Petroleum Corporation 1,481,277
10,468 Matador Resources Company 398,203
13,898 Nine Energy Service, Inc.
m
25,433
1,889 Northern Oil and Gas, Inc. 40,425
34,719 NOV, Inc.
m
455,166
264 Oceaneering International, Inc.
m
3,517
14,062 PBF Energy, Inc.
m
182,384
9,961 Peabody Energy Corporation
m
147,323
879 Penn Virginia Corporation
m
23,443
15,364 Pioneer Natural Resources
Company 2,558,260
5,431 Plains GP Holdings, LP 58,519
26,408 ProPetro Holding Corporation
m
228,429
10,920 RPC, Inc.
m
53,071
17,662 Schlumberger, Ltd. 523,502
23,577 SM Energy Company 621,961
159,233 Southwestern Energy Company
m
882,151
10,490 Talos Energy, Inc.
m
144,447
4,569 Targa Resources Corporation 224,841
106,138 TechnipFMC plc
m
799,219
111 Texas Pacific Land Corporation 134,239
63,493 Transocean, Ltd.
m
240,638
3,796 Valero Energy Corporation 267,884
3,629 World Fuel Services Corporation 122,007
Total 32,500,458
Financials (2.9%)
28,559 Air Lease Corporation 1,123,511
1,887 Alleghany Corporation
m
1,178,262
985 Allegiance Bancshares, Inc. 37,578
12,757 Ally Financial, Inc. 651,245
13,961 American Equity Investment Life
Holding Company 412,827
28,186 American Express Company 4,722,001
7,632 American Financial Group, Inc. 960,335
1,587 Ameriprise Financial, Inc. 419,158
5,647 Ameris Bancorp 292,966
13,715 Annaly Capital Management, Inc. 115,480
16,101 Apollo Commercial Real Estate
Finance, Inc. 238,778
49,415 Arch Capital Group, Ltd.
m
1,886,665
603 Argo Group International Holdings,
Ltd. 31,489
9,132 Arthur J. Gallagher & Company 1,357,472
4,361 Artisan Partners Asset
Management, Inc. 213,340
19,940 Assured Guaranty, Ltd. 933,391
5,578 BancorpSouth Bank 166,113
179,542 Bank of America Corporation 7,621,558
737 Bank of Marin Bancorp 27,822

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (20.7%) Value
Financials (2.9%) - continued
7,411 Bank of N.T. Butterfield & Son, Ltd. $ 263,165
14,430 Bank of New York Mellon
Corporation 748,051
7,962 BankFinancial Corporation 91,404
13,027 Banner Corporation 719,221
8,630 Berkshire Hathaway, Inc.
m
2,355,472
3,936 BlackRock, Inc. 3,300,966
3,501 Blackstone Mortgage Trust, Inc. 106,150
17,607 Bridgewater Bancshares, Inc.
m
308,299
10,229 Brighthouse Financial, Inc.
m
462,658
2,386 BrightSpire Capital, Inc. 22,405
6,284 Brookline Bancorp, Inc. 95,894
3,032 Brown & Brown, Inc. 168,124
14,492 Byline Bancorp, Inc. 355,923
13,176 Capital One Financial Corporation 2,134,117
2,683 Cboe Global Markets, Inc. 332,316
20,191 Central Pacific Financial
Corporation 518,505
127,190 Charles Schwab Corporation 9,264,520
15,116 Chimera Investment Corporation 224,473
16,276 Chubb, Ltd. 2,823,560
5,723 Cincinnati Financial Corporation 653,681
40,430 Citigroup, Inc. 2,837,377
31,659 Citizens Financial Group, Inc. 1,487,340
9,086 CME Group, Inc. 1,757,051
8,642 CNO Financial Group, Inc. 203,433
11,423 Columbia Banking System, Inc. 433,960
27,845 Comerica, Inc. 2,241,522
17,107 Community Trust Bancorp, Inc. 720,205
27,346 Customers Bancorp, Inc.
m
1,176,425
232 Diamond Hill Investment Group,
Inc. 40,753
1,095 Dime Community Bancshares, Inc. 35,763
13,479 Discover Financial Services 1,655,895
4,629 East West Bancorp, Inc. 358,933
8,061 Ellington Residential Mortgage
REIT 89,961
6,818 Enova International, Inc.
m
235,562
9,634 Enterprise Financial Services
Corporation 436,227
64,785 Equitable Holdings, Inc. 1,920,227
16,343 Essent Group, Ltd. 719,255
813 Evercore , Inc. 108,674
82,106 F.N.B. Corporation 954,072
1,573 FactSet Research Systems, Inc. 620,989
575 Federal Agricultural Mortgage
Corporation 62,399
2,979 Federated Hermes, Inc. 96,817
11,315 Financial Institutions, Inc. 346,805
198 First American Financial
Corporation 13,276
75,186 First Bancorp 988,696
21,909 First Busey Corporation 539,619
1,252 First Commonwealth Financial
Corporation 17,065
8,462 First Financial Corporation 355,827
68,278 First Horizon Corporation 1,112,249
1,016 First Mid-Illinois Bancshares, Inc. 41,717
1,173 First of Long Island Corporation 24,164
18,471 First Republic Bank 3,562,686
3,960 Flushing Financial Corporation 89,496
17,236 Franklin Resources, Inc. 512,254
63,203 Fulton Financial Corporation 965,742
4,217 Glacier Bancorp, Inc. 233,411
11,893 Granite Point Mortgage Trust, Inc. 156,631
16,266 Great Southern Bancorp, Inc. 891,539
Shares Common Stock (20.7%) Value
Financials (2.9%) - continued
6,050 Hamilton Lane, Inc. $ 513,161
39,152 Hancock Whitney Corporation 1,844,842
25,724 Hanmi Financial Corporation 516,023
9,980 Hanover Insurance Group, Inc. 1,293,608
28,876 Heartland Financial USA, Inc. 1,388,358
2,311 Heritage Commerce Corporation 26,877
847 Heritage Financial Corporation 21,598
10,445 HomeStreet , Inc. 429,812
12,117 Hometrust Bancshares, Inc. 339,034
121,612 Hope Bancorp, Inc. 1,756,077
13,922 Horizon Bancorp, Inc. 252,963
2,570 Houlihan Lokey , Inc. 236,697
23,035 Independent Bank Corporation 494,792
52,791 Invesco Mortgage Capital, Inc. 166,292
31,551 Invesco, Ltd. 760,695
51,303 J.P. Morgan Chase & Company 8,397,788
958 Jefferies Financial Group, Inc. 35,571
12,419 Kinsale Capital Group, Inc. 2,008,152
2,475 Ladder Capital Corporation 27,349
6,112 Lakeland Bancorp, Inc. 107,755
11,538 Lincoln National Corporation 793,237
4,189 Loews Corporation 225,913
1,854 LPL Financial Holdings, Inc. 290,633
12,522 Marsh & McLennan Companies,
Inc. 1,896,206
4,176 Mercantile Bank Corporation 133,757
358 Merchants Bancorp 14,130
49,497 MFA Financial, Inc. 226,201
10,183 Midland States Bancorp, Inc. 251,826
22,284 MidWestOne Financial Group, Inc. 672,085
5,374 Moody's Corporation 1,908,361
50,100 Morgan Stanley 4,875,231
4,331 MSCI, Inc. 2,634,721
8 National Western Life Group, Inc. 1,685
16,468 Navient Corporation 324,914
16,385 NMI Holdings, Inc.
m
370,465
6,377 Northern Trust Corporation 687,504
4,240 OceanFirst Financial Corporation 90,778
5,863 OFG Bancorp 147,865
434 Old National Bancorp 7,356
6,316 Old Second Bancorp, Inc. 82,487
18,038 PacWest Bancorp 817,482
561 Peapack -Gladstone Financial
Corporation 18,715
1,426 Peoples Bancorp, Inc. 45,076
33,993 Popular, Inc. 2,640,236
12,044 Premier Financial Corporation 383,481
2,770 Primerica, Inc. 425,555
9,454 QCR Holdings, Inc. 486,314
58,383 Radian Group, Inc. 1,326,462
44,841 Raymond James Financial, Inc. 4,137,927
176 Ready Capital Corporation 2,540
10,971 Reinsurance Group of America,
Inc. 1,220,633
4,602 RenaissanceRe Holdings, Ltd. 641,519
19,991 S&P Global, Inc. 8,493,976
55 Safety Insurance Group, Inc. 4,359
16,176 Seacoast Banking Corporation of
Florida 546,911
17,335 SEI Investments Company 1,027,965
1,786 Selective Insurance Group, Inc. 134,897
6,841 Signature Bank 1,862,667
13,083 Starwood Property Trust, Inc. 319,356
27,341 State Street Corporation 2,316,329
6,439 Synchrony Financial 314,738

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (20.7%) Value
Financials (2.9%) - continued
30,718 Synovus Financial Corporation $ 1,348,213
6,439 T. Rowe Price Group, Inc. 1,266,551
2,952 Territorial Bancorp, Inc. 74,922
33,070 Texas Capital Bancshares, Inc.
m
1,984,861
3,153 TMX Group, Ltd. 340,019
13,455 Torchmark Corporation 1,197,899
2,556 Towne Bank 79,517
13,888 TPG RE Finance Trust, Inc. 171,933
5,053 TriCo Bancshares 219,300
5,540 Triumph Bancorp, Inc.
m
554,720
54,384 Truist Financial Corporation 3,189,622
9,754 TrustCo Bank Corporation NY 311,835
5,504 Trustmark Corporation 177,339
72,053 Umpqua Holdings Corporation 1,459,073
927 Universal Insurance Holdings, Inc. 12,088
1,247 Univest Financial Corporation 34,155
75,950 Unum Group 1,903,307
904 Valley National Bancorp 12,032
2,425 Washington Trust Bancorp, Inc. 128,476
87,824 Wells Fargo & Company 4,075,912
254 WesBanco , Inc. 8,656
38,326 Western Alliance Bancorp 4,170,635
17,317 Western Asset Mortgage Capital
Corporation 45,197
17,026 Wintrust Financial Corporation 1,368,380
42,012 Zions Bancorporations NA 2,600,123
5,292 Zurich Insurance Group AG 2,164,006
Total 167,701,620
Health Care (2.8%)
4,097 908 Devices, Inc.
m
133,234
4,835 Abbott Laboratories 571,159
20,147 AbbVie, Inc. 2,173,257
41,051 ACADIA Pharmaceuticals, Inc.
m
681,857
30,645 Adaptive Biotechnologies
Corporation
m
1,041,624
583 Align Technology, Inc.
m
387,946
429 Allakos , Inc.
m
45,418
3,992 Allogene Therapeutics, Inc.
m
102,594
4,658 Amedisys , Inc.
m
694,508
6,427 American Well Corporation
m
58,550
21,788 Amgen, Inc. 4,633,218
3,611 AMN Healthcare Services, Inc.
m
414,362
15,403 Anthem, Inc. 5,742,238
1,100 Arcutis Biotherapeutics , Inc.
m
26,279
2,351 Arena Pharmaceuticals, Inc.
m
140,002
3,818 Argenx SE ADR
m
1,153,036
8,425 Ascendis Pharma AS ADR
m
1,342,861
107 Atrion Corporation 74,632
50,461 Avantor , Inc.
m
2,063,855
9,829 Axonics Modulation Technologies,
Inc.
m
639,770
15,558 Baxter International, Inc. 1,251,330
2,830 Becton, Dickinson and Company 695,671
8,481 BioCryst Pharmaceuticals, Inc.
m
121,872
7,843 Biogen, Inc.
m
2,219,491
362 Bio-Rad Laboratories, Inc.
m
270,034
7,027 Bio- Techne Corporation 3,405,073
905 Boston Scientific Corporation
m
39,268
1,325 Bristol-Myers Squibb Company 78,400
1,256 Bruker Corporation 98,094
45,232 Centene Corporation
m
2,818,406
1,057 Cerner Corporation 74,540
4,173 Charles River Laboratories
International, Inc.
m
1,722,072
Shares Common Stock (20.7%) Value
Health Care (2.8%) - continued
1,162 Chemed Corporation $ 540,469
12,525 Cigna Holding Company 2,507,004
4,362 Cooper Companies, Inc. 1,802,858
4,597 CryoLife , Inc.
m
102,467
19,264 CVS Health Corporation 1,634,743
15,812 Danaher Corporation 4,813,805
5,220 Dentsply Sirona, Inc. 303,021
5,878 DermTech , Inc.
g,m
188,743
12,039 Dexcom , Inc.
m
6,583,648
34,220 Edwards Lifesciences
Corporation
m
3,874,046
655 Generation Bio Company
m
16,421
39,793 Gilead Sciences, Inc. 2,779,541
32,328 GlaxoSmithKline plc ADR 1,235,253
1,321 Global Blood Therapeutics, Inc.
m
33,659
31,972 GoodRx Holdings, Inc.
g,m
1,311,491
16,118 Guardant Health, Inc.
m
2,014,911
492 Haemonetics Corporation
m
34,730
6,480 Halozyme Therapeutics, Inc.
m
263,606
12,098 HCA Healthcare, Inc. 2,936,427
3,205 HealthEquity , Inc.
m
207,556
1,101 ICU Medical, Inc.
m
256,951
8,229 Illumina, Inc.
m
3,337,765
16,202 Immunocore Holdings plc ADR
m
600,608
2,286 InMode , Ltd.
m
364,503
3,217 Inspire Medical Systems, Inc.
m
749,175
10,694 Insulet Corporation
m
3,039,556
1,828 Integra LifeSciences Holdings
Corporation
m
125,181
5,992 Intuitive Surgical, Inc.
m
5,956,947
754 Invitae Corporation
g,m
21,436
21,546 Ionis Pharmaceuticals, Inc.
m
722,653
8,134 IQVIA Holding, Inc.
m
1,948,418
45,999 Johnson & Johnson 7,428,838
1,633 Laboratory Corporation of America
Holdings
m
459,592
34,834 Lantheus Holdings, Inc.
m
894,537
17,714 LHC Group, Inc.
m
2,779,504
3,134 Lineage Cell Therapeutics, Inc.
m
7,898
2,008 Masimo Corporation
m
543,586
54,166 Medtronic plc 6,789,708
56,898 Merck & Company, Inc. 4,273,609
706 Mettler -Toledo International, Inc.
m
972,416
2,479 Molina Healthcare, Inc.
m
672,577
5,416 Natera , Inc.
m
603,559
5,820 National HealthCare Corporation 407,284
3,844 Neogen Corporation
m
166,945
14,993 Nevro Corporation
m
1,744,885
26,150 Novo Nordisk AS ADR 2,510,662
12,309 NuVasive , Inc.
m
736,694
368 Orthofix Medical, Inc.
m
14,028
8,149 Phreesia , Inc.
m
502,793
6,780 Premier, Inc. 262,793
11,846 Progyny , Inc.
m
663,376
9,191 Pulmonx Corporation
g,m
330,692
2,884 Reata Pharmaceuticals, Inc.
m
290,159
700 Regeneron Pharmaceuticals, Inc.
m
423,626
6,640 Repligen Corporation
m
1,918,894
3,005 Rubius Therapeutics, Inc.
m
53,729
5,908 Sarepta Therapeutics, Inc.
m
546,372
10,712 Silk Road Medical, Inc.
m
589,481
13,237 Stryker Corporation 3,490,862
15,924 Syneos Health, Inc.
m
1,393,032
7,506 Tactile Systems Technology, Inc.
m
333,642
17,541 Teladoc Health, Inc.
m
2,224,374

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (20.7%) Value
Health Care (2.8%) - continued
6,301 Teleflex, Inc. $ 2,372,642
2,701 Tenet Healthcare Corporation
m
179,454
12,858 Thermo Fisher Scientific, Inc. 7,346,161
18,670 Tilray , Inc.
g,m
210,784
6,609 Travere Therapeutics, Inc.
m
160,268
808 U.S. Physical Therapy, Inc. 89,365
7,291 UnitedHealth Group, Inc. 2,848,885
327 Universal Health Services, Inc. 45,247
590 Vaxcyte , Inc.
m
14,968
14,638 Veeva Systems, Inc.
m
4,218,232
2,127 Viatris , Inc. 28,821
32,557 Viemed Healthcare, Inc.
m
180,691
7,628 Vor BioPharma , Inc.
g,m
119,607
5,305 VYNE Therapeutics, Inc.
m
7,374
685 Waters Corporation
m
244,751
14,684 Zimmer Biomet Holdings, Inc. 2,149,150
44,328 Zoetis, Inc. 8,605,838
18,553 Zymeworks , Inc.
m
538,779
Total 158,613,407
Industrials (2.6%)
5,061 A.O. Smith Corporation 309,075
4,733 Advanced Drainage Systems, Inc. 511,969
7,539 AECOM
m
476,088
966 Allegion plc 127,686
10,804 Altra Industrial Motion Corporation 598,001
20,087 AMETEK, Inc. 2,490,989
1,819 Armstrong World Industries, Inc. 173,660
22,945 ASGN, Inc.
m
2,595,997
893 Avis Budget Group, Inc.
m
104,043
12,275 AZZ, Inc. 653,030
1,201 Babcock & Wilcox Enterprises,
Inc.
m
7,698
18,959 Badger Infrastructure Solution 506,681
6,349 Bloom Energy Corporation
g,m
118,853
503 Boeing Company
m
110,630
21,713 Carlisle Companies, Inc. 4,316,327
1,042 Caterpillar, Inc. 200,033
16,451 CBIZ, Inc.
m
532,025
11,674 Chart Industries, Inc.
m
2,231,018
340 CRA International, Inc. 33,776
32,612 Crane Company 3,091,944
8,212 CSW Industrials, Inc. 1,048,672
59,733 CSX Corporation 1,776,459
3,190 Cummins, Inc. 716,346
17,735 Curtiss-Wright Corporation 2,237,802
65,796 Delta Air Lines, Inc.
m
2,803,568
25,799 Desktop Metal, Inc.
g,m
184,979
1,396 Douglas Dynamics, Inc. 50,675
4,666 Dover Corporation 725,563
44,265 Driven Brands Holdings, Inc.
m
1,278,816
21,391 Dun & Bradstreet Holdings, Inc.
m
359,583
9,549 Eaton Corporation plc 1,425,761
9,077 EMCOR Group, Inc. 1,047,304
14,708 Emerson Electric Company 1,385,494
1,984 Expeditors International of
Washington, Inc. 236,354
18,267 Fastenal Company 942,760
23,478 First Advantage Corporation
m
447,256
8,353 Flowserve Corporation 289,599
11,248 Forrester Research, Inc.
m
554,076
8,408 Forward Air Corporation 698,032
3,331 GATX Corporation 298,324
7,086 Generac Holdings, Inc.
m
2,895,836
21,273 General Dynamics Corporation 4,170,146
Shares Common Stock (20.7%) Value
Industrials (2.6%) - continued
3,708 Gorman-Rupp Company $ 132,783
36,244 GrafTech International, Ltd. 374,038
425 GXO Logistics, Inc.
m
33,337
610 Harsco Corporation
m
10,339
5,276 Helios Technologies, Inc. 433,212
17,470 Honeywell International, Inc. 3,708,532
83,723 Howmet Aerospace, Inc. 2,612,158
10,297 Hubbell, Inc. 1,860,359
1,331 ICF International, Inc. 118,845
16,277 IDEX Corporation 3,368,525
10,928 Illinois Tool Works, Inc. 2,258,053
2,373 ITT Corporation 203,698
355 JB Hunt Transport Services, Inc. 59,363
1,178 JetBlue Airways Corporation
m
18,012
525 John Bean Technologies
Corporation 73,789
51,807 Johnson Controls International plc 3,527,021
2,613 Kansas City Southern 707,182
15,346 L3Harris Technologies, Inc. 3,379,803
9,851 Landstar System, Inc. 1,554,685
1,462 Lennox International, Inc. 430,077
22,392 Lincoln Electric Holdings, Inc. 2,883,866
4,259 Linde plc 1,249,505
13,353 Lockheed Martin Corporation 4,608,120
10,226 Manpower, Inc. 1,107,271
1,202 Masonite International
Corporation
m
127,568
5,452 Mercury Systems, Inc.
m
258,534
37,314 Meritor, Inc.
m
795,161
17,518 Middleby Corporation
m
2,986,994
8,458 MSC Industrial Direct Company,
Inc. 678,247
8,914 NAPCO Security Technologies,
Inc.
m
384,015
6,125 Nikola Corporation
g,m
65,354
1,218 Nordson Corporation 290,067
18,930 Norfolk Southern Corporation 4,529,003
4,673 Northrop Grumman Corporation 1,682,981
3,164 NOW, Inc.
m
24,205
7,144 Nutrien , Ltd. 463,146
8,187 nVent Electric plc 264,686
5,890 Old Dominion Freight Line, Inc. 1,684,422
11,521 Parker-Hannifin Corporation 3,221,502
17,768 Pitney Bowes, Inc. 128,107
3,023 Quad/Graphics, Inc.
m
12,848
5,269 Quanta Services, Inc. 599,718
19,777 Ranpak Holdings Corporation
m
530,419
24,620 Raytheon Technologies
Corporation 2,116,335
2,380 RBC Bearings, Inc.
m
505,036
34,409 Regal-Beloit Corporation 5,173,049
305 Robert Half International, Inc. 30,601
12,308 Rush Enterprises, Inc. 555,829
944 Ryder System, Inc. 78,078
1,813 Saia, Inc.
m
431,548
3,609 Simpson Manufacturing Company,
Inc. 386,055
4,307 SkyWest, Inc.
m
212,507
14,006 Smith & Wesson Brands, Inc. 290,765
1,779 Snap-On, Inc. 371,722
8,689 Southwest Airlines Company
m
446,875
16,021 Standex International Corporation 1,584,637
3,532 Stanley Black & Decker, Inc. 619,195
24,794 Summit Materials, Inc.
m
792,664
21,360 Sun Country Airlines Holdings,
Inc.
m
716,414

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (20.7%) Value
Industrials (2.6%) - continued
875 Sunrun , Inc.
m
$ 38,500
3,645 Technip Energies NV ADR
m
57,117
1,386 Teledyne Technologies, Inc.
m
595,398
1,650 Tetra Tech, Inc. 246,411
2,010 Thermon Group Holdings, Inc.
m
34,793
11,028 Timken Company 721,452
2,882 Toro Company 280,736
3,351 Trane Technologies plc 578,550
26,602 TransUnion 2,987,671
12,689 Trex Company, Inc.
m
1,293,390
13,192 TriMas Corporation
m
426,893
10,279 Tutor Perini Corporation 133,421
132,287 Uber Technologies, Inc.
m
5,926,458
1,434 UniFirst Corporation 304,897
18,305 Union Pacific Corporation 3,587,963
2,802 United Airlines Holdings, Inc.
m
133,291
21,736 United Parcel Service, Inc. 3,958,126
17,555 United Rentals, Inc.
m
6,160,576
17,190 US Ecology, Inc.
m
556,097
4,952 Valmont Industries, Inc. 1,164,314
13,505 Vicor Corporation
m
1,811,831
2,789 Waste Connections, Inc. 351,219
1,449 Waste Management, Inc. 216,423
2,988 Watsco , Inc. 790,685
525 Watts Water Technologies, Inc. 88,247
5,972 Werner Enterprises, Inc. 264,380
5,065 WESCO International, Inc.
m
584,096
6,484 Willdan Group, Inc.
m
230,766
64,884 WillScot Mobile Mini Holdings
Corporation
m
2,058,120
2,625 Woodward, Inc. 297,150
2,805 Xylem, Inc. 346,922
Total 148,739,681
Information Technology (5.1%)
7,933 Accenture plc 2,537,925
18,483 Adobe, Inc.
m
10,641,033
2,400 Advanced Energy Industries, Inc. 210,600
4,108 Advanced Micro Devices, Inc.
m
422,713
7,367 Agilysys , Inc.
m
385,736
6,011 Alliance Data Systems Corporation 606,450
1,678 Alteryx , Inc.
m
122,662
49,629 Amphenol Corporation 3,634,332
34,011 Anaplan, Inc.
m
2,070,930
1,736 ANSYS, Inc.
m
591,021
251,143 Apple, Inc. 35,536,735
21,030 AppLovin Corporation
g,m
1,521,941
2,831 Aspen Technology, Inc.
m
347,647
2,190 Automatic Data Processing, Inc. 437,825
4,462 Avalara, Inc.
m
779,824
4,886 Axcelis Technologies, Inc.
m
229,789
23,060 Bandwidth, Inc.
m
2,081,857
2,918 Benchmark Electronics, Inc. 77,940
11,304 BigCommerce Holdings, Inc.
m
572,435
15,479 Bill.com Holdings, Inc.
m
4,132,119
1,258 Broadridge Financial Solutions,
Inc. 209,633
20,782 Calix, Inc.
m
1,027,254
5,422 CDK Global, Inc. 230,706
3,601 CDW Corporation 655,454
11,479 Ciena Corporation
m
589,447
122,626 Cisco Systems, Inc. 6,674,533
21,748 Cognex Corporation 1,744,625
5,085 Computer Services, Inc. 300,015
590 Concentrix Corporation
m
104,430
Shares Common Stock (20.7%) Value
Information Technology (5.1%) - continued
8,371 Coupa Software, Inc.
m
$ 1,834,756
1,358 CTS Corporation 41,976
5,415 Descartes Systems Group, Inc.
m
440,023
6,261 Diebold Nixdorf, Inc.
m
63,299
1,549 Digital Turbine, Inc.
m
106,494
8,284 DocuSign, Inc.
m
2,132,550
25,026 Dolby Laboratories, Inc. 2,202,288
19,638 Dropbox, Inc.
m
573,822
9,182 DXC Technology Company
m
308,607
11,570 Elastic NV
m
1,723,814
2,585 Endava plc ADR
m
351,172
3,598 Enphase Energy, Inc.
m
539,592
3,345 EPAM Systems, Inc.
m
1,908,256
3,830 ePlus , Inc.
m
392,996
426 ExlService Holdings, Inc.
m
52,449
1,723 eXp World Holdings, Inc. 68,524
3,019 F5 Networks, Inc.
m
600,117
1,095 Fair Isaac Corporation
m
435,733
7,734 Five9, Inc.
m
1,235,429
6,365 FleetCor Technologies, Inc.
m
1,662,984
24,176 Gilat Satellite Networks, Ltd. 217,342
43,501 Hewlett Packard Enterprise
Company 619,889
58,700 HP, Inc. 1,606,032
3,102 HubSpot , Inc.
m
2,097,231
10,841 Intel Corporation 577,608
4,522 Intuit, Inc. 2,439,664
13,787 Jack Henry & Associates, Inc. 2,261,895
5,141 KLA-Tencor Corporation 1,719,716
5,667 Lam Research Corporation 3,225,373
8,812 Lattice Semiconductor
Corporation
m
569,696
1,103 Littelfuse , Inc. 301,417
9,946 LivePerson , Inc.
m
586,317
9,928 LiveRamp Holding, Inc.
m
468,899
2,549 Manhattan Associates, Inc.
m
390,073
37,700 Mastercard , Inc. 13,107,536
2,356 MAXIMUS, Inc. 196,019
574 MaxLinear , Inc.
m
28,270
4,737 Micron Technology, Inc. 336,232
173,669 Microsoft Corporation 48,960,764
14,560 MKS Instruments, Inc. 2,197,250
10,092 Monolithic Power Systems, Inc. 4,891,391
300 Motorola Solutions, Inc. 69,696
7,764 National Instruments Corporation 304,582
5,996 NetApp, Inc. 538,201
1,830 NICE, Ltd. ADR
m
519,793
2,255 Nova Measuring Instruments, Ltd.
m
230,664
63,814 NVIDIA Corporation 13,219,708
8,489 Okta , Inc.
m
2,014,779
4,738 Palo Alto Networks, Inc.
m
2,269,502
5,034 Paychex, Inc. 566,073
5,462 Paycom Software, Inc.
m
2,707,787
1,032 Paylocity Holding Corporation
m
289,373
60,810 PayPal Holdings, Inc.
m
15,823,370
326 Photronics , Inc.
m
4,443
2,962 Progress Software Corporation 145,701
985 PTC, Inc.
m
117,993
4,120 Q2 Holdings, Inc.
m
330,177
5,542 Qorvo , Inc.
m
926,567
62,618 QUALCOMM, Inc. 8,076,470
1,638 Rogers Corporation
m
305,454
2,673 SailPoint Technologies Holdings,
Inc.
m
114,618
34,496 Salesforce.com, Inc.
m
9,356,005

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (20.7%) Value
Information Technology (5.1%) - continued
53,975 Samsung Electronics Company,
Ltd. $ 3,346,159
3,643 ScanSource , Inc.
m
126,740
8,372 Semtech Corporation
m
652,765
11,012 ServiceNow , Inc.
m
6,852,437
25,374 Sierra Wireless, Inc.
m
393,297
1,273 SiTime Corporation
m
259,908
2,247 Solaredge Technology, Ltd.
m
595,949
21,804 Sonos , Inc.
m
705,577
21,872 Sprout Social, Inc.
m
2,667,290
41,714 Square, Inc.
m
10,004,686
33,419 STMicroelectronics NV ADR
g
1,458,071
1,290 SunPower Corporation
g,m
29,257
7,982 SYNNEX Corporation 830,926
3,144 TE Connectivity, Ltd. 431,420
141,151 Telefonaktiebolaget LM Ericsson
ADR 1,580,891
38,793 Texas Instruments, Inc. 7,456,403
23,540 Trade Desk, Inc.
m
1,654,862
48,249 TTM Technologies, Inc.
m
606,490
898 Tyler Technologies, Inc.
m
411,868
2,767 Unisys Corporation
m
69,562
8,707 VeriSign, Inc.
m
1,785,022
891 Vertex, Inc.
m
17,125
7,791 Visa, Inc. 1,735,445
5,464 VMware, Inc.
g,m
812,497
8,314 Western Digital Corporation
m
469,242
2,403 WEX, Inc.
m
423,264
9,276 Workiva , Inc.
m
1,307,545
19,863 Xerox Holdings Corporation 400,637
4,444 Zoom Video Communications,
Inc.
m
1,162,106
4,560 Zscaler , Inc.
m
1,195,723
Total 289,325,226
Materials (0.6%)
1,644 Allegheny Technologies, Inc.
m
27,340
18,717 AptarGroup, Inc. 2,233,874
8,666 Ashland Global Holdings, Inc. 772,314
2,546 Avery Dennison Corporation 527,557
65,294 Axalta Coating Systems, Ltd.
m
1,905,932
293 Balchem Corporation 42,506
5,105 Ball Corporation 459,297
836 Cabot Corporation 41,900
11,720 Carpenter Technology Corporation 383,713
2,073 Celanese Corporation 312,277
56,679 CF Industries Holdings, Inc. 3,163,822
13,210 Chemours Company 383,883
12,017 Cleveland-Cliffs, Inc.
g,m
238,057
4,256 Compass Minerals International,
Inc. 274,086
28,442 Eastman Chemical Company 2,865,247
14,834 Element Solutions, Inc. 321,601
19,660 Ferroglobe Representation &
Warranty Insurance Trust
e,m
2
4,476 FMC Corporation 409,823
17,462 Graphic Packaging Holding
Company 332,476
3,955 Ingevity Corporation
m
282,268
8,843 Innospec , Inc. 744,757
42,636 Ivanhoe Mines, Ltd.
m
272,660
11,214 Kaiser Aluminum Corporation 1,221,877
528 Koppers Holdings, Inc.
m
16,505
15,118 LyondellBasell Industries NV 1,418,824
8,742 Martin Marietta Materials, Inc. 2,986,967
Shares Common Stock (20.7%) Value
Materials (0.6%) - continued
1,688 Materion Corporation $ 115,864
5,788 Minerals Technologies, Inc. 404,234
11,717 Myers Industries, Inc. 229,302
6,173 Neenah, Inc. 287,724
8 NewMarket Corporation 2,710
20,790 Nucor Corporation 2,047,607
4,213 O-I Glass, Inc.
m
60,120
7,586 Olin Corporation 366,024
7,327 Quaker Chemical Corporation 1,741,774
2,512 Reliance Steel & Aluminum
Company 357,759
1,140 Royal Gold, Inc. 108,859
1,788 RPM International, Inc. 138,838
6,202 Ryerson Holding Corporation 138,119
6,727 Sensient Technologies Corporation 612,695
12,599 Sherwin-Williams Company 3,524,318
2,482 Sonoco Products Company 147,878
14,069 Steel Dynamics, Inc. 822,755
1,920 SunCoke Energy, Inc. 12,058
2,789 Tronox Holdings plc 68,749
5,833 UFP Technologies, Inc.
m
359,254
2,865 United States Lime & Minerals, Inc. 346,092
29,090 United States Steel Corporation
g
639,107
Total 34,171,405
Real Estate (0.9%)
7,608 AGNC Investment Corporation 119,978
31,682 Agree Realty Corporation 2,098,299
2,445 Alexandria Real Estate Equities,
Inc. 467,166
37,697 American Campus Communities,
Inc. 1,826,420
3,389 American Finance Trust, Inc. 27,248
1,533 Apartment Income REIT
Corporation 74,826
236 Armada Hoffler Properties, Inc. 3,155
6,400 AvalonBay Communities, Inc. 1,418,496
33 Bluegreen Vacations Holding
Corporations
m
851
21,706 Camden Property Trust 3,200,984
10,408 CareTrust REIT, Inc. 211,491
33,377 CBRE Group, Inc.
m
3,249,585
4,652 Cedar Realty Trust, Inc. 100,902
2,400 Colliers International Group, Inc. 306,504
1,706 Community Healthcare Trust, Inc. 77,094
2,361 Corepoint Lodging, Inc.
m
36,595
30,794 CubeSmart 1,491,969
17,027 Cushman and Wakefield plc
m
316,872
2,484 Digital Realty Trust, Inc. 358,814
8,085 Duke Realty Corporation 387,029
5,075 EastGroup Properties, Inc. 845,647
25,824 EPR Properties 1,275,189
85,470 Essential Properties Realty Trust,
Inc. 2,386,322
1,205 Essex Property Trust, Inc. 385,287
5,322 Extra Space Storage, Inc. 894,043
3,929 Farmland Partners, Inc. 47,109
1,086 Federal Realty Investment Trust 128,137
32,338 First Industrial Realty Trust, Inc. 1,684,163
2,083 FirstService Corporation 375,940
21,929 Four Corners Property Trust, Inc. 589,013
4,620 Getty Realty Corporation 135,412
8,518 Gladstone Commercial
Corporation 179,134
11,030 Gladstone Land Corporation 251,153

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (20.7%) Value
Real Estate (0.9%) - continued
3,369 Healthcare Realty Trust, Inc. $ 100,329
962 Highwoods Properties, Inc. 42,193
108,640 Host Hotels & Resorts, Inc.
m
1,774,091
14,361 Independence Realty Trust, Inc. 292,246
11,045 Industrial Logistics Properties Trust 280,653
3,955 Innovative Industrial Properties,
Inc. 914,277
1,951 Jones Lang LaSalle, Inc.
m
484,024
10,360 Kilroy Realty Corporation 685,936
6,699 Life Storage, Inc. 768,643
25,635 Medical Properties Trust, Inc. 514,494
76,698 MGIC Investment Corporation 1,147,402
20,841 National Retail Properties, Inc. 900,123
86,580 National Storage Affiliates Trust 4,570,558
38,863 New Residential Investment
Corporation 427,493
4,328 NexPoint Residential Trust, Inc. 267,817
4,287 Omega Healthcare Investors, Inc. 128,438
3,585 One Liberty Properties, Inc. 109,307
8,966 Opendoor Technologies, Inc.
g,m
184,072
4,107 Preferred Apartment Communities,
Inc. 50,229
7,988 Public Storage, Inc. 2,373,235
4,096 Rayonier, Inc. REIT 146,145
4,663 Realty Income Corporation 302,442
736 Redfin Corporation
m
36,874
39,969 Rexford Industrial Realty, Inc. 2,268,241
593 RMR Group, Inc. 19,836
14,680 Sabra Health Care REIT, Inc. 216,090
4,602 SBA Communications Corporation 1,521,283
56,292 Service Properties Trust 631,033
10,537 Spirit Realty Capital, Inc. 485,123
17,703 STAG Industrial, Inc. 694,843
11,999 Store Capital Corporation 384,328
22,988 UDR, Inc. 1,217,904
5,134 UMH Properties, Inc. 117,569
2,694 WP Carey, Inc. 196,770
Total 49,204,868
Utilities (0.4%)
11,640 AES Corporation 265,741
8,473 Alliant Energy Corporation 474,319
2,405 American States Water Company 205,676
4,918 Artesian Resources Corporation 187,720
1,430 Avista Corporation 55,942
3,703 Black Hills Corporation 232,400
17,301 CenterPoint Energy, Inc. 425,605
365 Chesapeake Utilities Corporation 43,818
7,480 CMS Energy Corporation 446,780
4,349 Consolidated Water Company,
Ltd.
g
49,579
2,292 DTE Energy Company 256,039
23,268 Duke Energy Corporation 2,270,724
18,038 Entergy Corporation 1,791,354
6,238 Essential Utilities, Inc. 287,447
36,016 Exelon Corporation 1,741,013
18,023 FirstEnergy Corporation 641,979
1,476 IDACORP, Inc. 152,589
12,409 MDU Resources Group, Inc. 368,175
112 MGE Energy, Inc. 8,232
121,888 NiSource, Inc. 2,953,346
8,223 NorthWestern Corporation 471,178
16,591 OGE Energy Corporation 546,839
1,100 Otter Tail Corporation 61,567
11,421 Pinnacle West Capital Corporation 826,424
Shares Common Stock (20.7%) Value
Utilities (0.4%) - continued
5,620 Portland General Electric
Company $ 264,084
932 PPL Corporation 25,984
39,043 Sempra Energy 4,938,940
11,664 Spire, Inc. 713,604
14,676 UGI Corporation 625,491
66 Unitil Corporation 2,823
500 Vistra Energy Corporation 8,550
Total 21,343,962
Total Common Stock
(cost $764,902,544) 1,171,173,595
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
25,112,815 Thrivent Cash Management Trust 25,112,815
Total Collateral Held for
Securities Loaned
(cost $25,112,815) 25,112,815
Shares or
Principal
Amount Short-Term Investments ( 14.6% ) Value
Federal Home Loan Bank Discount
Notes
3,500,000 0.036%, 10/6/2021
n,o
3,499,990
900,000 0.039%, 10/20/2021
n,o
899,990
100,000 0.030%, 10/21/2021
n,o
99,999
700,000 0.035%, 10/22/2021
n,o
699,992
300,000 0.037%, 10/26/2021
n,o
299,996
1,100,000 0.040%, 10/27/2021
n,o
1,099,984
1,500,000 0.040%, 11/3/2021
n,o
1,499,945
100,000 0.040%, 11/12/2021
n,o
99,995
900,000 0.040%, 11/15/2021
n,o
899,955
5,400,000 0.040%, 11/17/2021
n,o
5,399,718
7,800,000 0.040%, 11/18/2021
n,o
7,799,584
7,700,000 0.025%, 12/21/2021
n,o
7,699,307
3,000,000 0.034%, 12/27/2021
n,o
2,999,710
17,700,000 0.024%, 12/28/2021
n,o
17,698,270
200,000 0.020%, 1/5/2022
n,o
199,979
Federal National Mortgage
Association Discount Notes
100,000 0.035%, 11/10/2021
n,o
99,996
Thrivent Core Short-Term Reserve
Fund
75,856,792 0.120% 758,567,919
U.S. Treasury Bills
3,000,000 0.050%, 11/2/2021
n,p
2,999,844
500,000 0.047%, 11/4/2021
n,p
499,965
1,000,000 0.046%, 11/12/2021
n
999,942
12,300,000 0.045%, 11/18/2021
n,q
12,299,528
200,000 0.022%, 12/16/2021
n,q
199,985
Total Short-Term Investments
(cost $826,385,011) 826,563,593
Total Investments (cost
$5,477,144,842) 111.0% $6,276,718,960
Other Assets and Liabilities, Net
(11.0%) (619,883,364)
Total Net Assets 100.0% $5,656,835,596
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

b Denotes variable rate securities. The rate shown is as of
September 30, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of September 30, 2021.
g All or a portion of the security is on loan.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2021, the value of these investments was $360,823,322 or
6.4% of total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 30, 2021.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l All or a portion of the security was earmarked to cover
written options.
m Non-income producing security.
n The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p At September 30, 2021, $2,874,847 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
q All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held
in Moderately Conservative Allocation Portfolio as of
September 30, 2021 was $978,415 or 0.02% of total net
assets. The following table indicates the acquisition date
and cost of restricted securities shown in the schedule as of
September 30, 2021.
Security
Acquisition
Date Cost
Upstart Securitization Trust,
11/20/2030 10/1/2020 $ 973,607
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Portfolio as of September 30, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 7,586,364
Common Stock 16,739,380
Total lending $24,325,744
Gross amount payable upon return of
collateral for securities loaned $25,112,815
Net amounts due to counterparty $787,071
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2021, in valuing Moderately Conservative Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 7,169,877 – 5,259,763 1,910,114
Capital Goods 19,507,131 – 16,880,650 2,626,481
Communications Services 21,802,784 – 21,094,559 708,225
Consumer Cyclical 17,539,030 – 17,539,030 –
Consumer Non-Cyclical 21,958,752 – 21,958,752 –
Energy 2,500,466 – 2,500,466 –
Financials 5,258,341 – 5,258,341 –
Technology 13,615,470 – 13,615,470 –
Transportation 6,428,300 – 6,428,300 –
Utilities 3,786,107 – 3,102,845 683,262
Long-Term Fixed Income
Asset-Backed Securities 134,099,105 – 134,099,105 –
Basic Materials 21,486,934 – 21,486,934 –
Capital Goods 35,729,447 – 35,729,447 –
Collateralized Mortgage Obligations 85,541,728 – 85,541,728 –
Commercial Mortgage-Backed Securities 15,668,304 – 15,668,304 –
Communications Services 62,775,707 – 62,775,707 –
Consumer Cyclical 61,975,298 – 61,975,298 –
Consumer Non-Cyclical 73,453,298 – 73,453,298 –
Energy 49,221,807 – 49,221,807 –
Financials 136,341,321 – 136,341,321 –
Mortgage-Backed Securities 580,566,388 – 580,566,388 –
Technology 42,642,130 – 42,642,130 –
Transportation 11,428,309 – 11,428,309 –
U.S. Government & Agencies 705,744,345 – 705,744,345 –
Utilities 39,293,213 – 39,293,213 –
Registered Investment Companies
Unaffiliated 42,740,383 42,740,383 – –
Affiliated 1,625,193,958 1,625,193,958 – –
Common Stock
Communications Services 94,348,353 94,249,594 98,759 –
Consumer Discretionary 140,315,803 140,315,803 – –
Consumer Staples 34,908,812 34,908,812 – –
Energy 32,500,458 32,500,458 – –
Financials 167,701,620 165,197,595 2,504,025 –
Health Care 158,613,407 158,613,407 – –
Industrials 148,739,681 148,233,000 506,681 –
Information Technology 289,325,226 285,979,067 3,346,159 –
Materials 34,171,405 33,898,743 272,660 2
Real Estate 49,204,868 49,204,868 – –
Utilities 21,343,962 21,343,962 – –
Short-Term Investments 67,995,674 – 67,995,674 –
Subtotal Investments in Securities $5,082,637,202 $2,832,379,650 $2,244,329,468 $5,928,084
Other Investments  * Total
Affiliated Registered Investment Companies 410,401,024
Affiliated Short-Term Investments 758,567,919
Collateral Held for Securities Loaned 25,112,815
Subtotal Other Investments $1,194,081,758
Total Investments at Value $6,276,718,960
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
NASDAQ
-
National Association of Securities Dealers
Automated Quotations
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 17,871,866 17,871,866 – –
Total Asset Derivatives $17,871,866 $17,871,866 $– $–
Liability Derivatives
Futures Contracts 24,294,498 24,294,498 – –
Call Options Written 51,758 – – 51,758
Credit Default Swaps 621,073 – 621,073 –
Total Liability Derivatives $24,967,329 $24,294,498 $621,073 $51,758
The following table presents Moderately Conservative Allocation Portfolio's futures contracts held as of September 30, 2021. Investments and/or cash totaling $51,507,910 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 389 December 2021 $ 51,953,833 ( $ 757,784)
CBOT 2-Yr. U.S. Treasury Note 346 December 2021 76,185,937 (47,015)
CBOT 5-Yr. U.S. Treasury Note 515 December 2021 63,620,201 (407,973)
CBOT U.S. Long Bond 780 December 2021 127,520,367 (3,329,742)
CME E-mini Russell 2000 Index 14 December 2021 1,568,691 (28,131)
CME E-mini S&P 500 Index 764 December 2021 171,238,726 (7,064,676)
CME E-mini S&P Mid-Cap 400 Index 9 December 2021 2,431,434 (61,554)
CME Euro Foreign Exchange Currency 937 December 2021 138,787,288 (2,922,288)
CME Ultra Long Term U.S. Treasury Bond 598 December 2021 118,257,153 (4,001,778)
Eurex Euro STOXX 50 Index 2,800 December 2021 134,837,062 (4,404,999)
ICE US mini MSCI Emerging Markets Index 138 December 2021 9,047,357 (452,717)
Ultra 10-Yr. U.S. Treasury Note 285 December 2021 42,212,091 (815,841)
Total Futures Long Contracts $ 937,660,140 ( $ 24,294,498)
CBOT 10-Yr. U.S. Treasury Note (432) December 2021 ( $ 57,738,325) $ 883,073
CBOT 2-Yr. U.S. Treasury Note (56) December 2021 (12,330,521) 7,458
CBOT 5-Yr. U.S. Treasury Note (270) December 2021 (33,367,178) 226,787
CME E-mini NASDAQ 100 Index (206) December 2021 (64,071,047) 3,579,147
CME E-mini Russell 2000 Index (1,378) December 2021 (154,347,505) 2,712,385
CME E-mini S&P Mid-Cap 400 Index (507) December 2021 (137,149,343) 3,646,103
ICE mini MSCI EAFE Index (1,336) December 2021 (158,252,513) 6,816,913
Total Futures Short Contracts ( $ 617,256,432) $17,871,866
Total Futures Contracts $ 320,403,708 ($6,422,632)

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Counterparty:
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Moderately Conservative Allocation Portfolio's options contracts held as of September 30, 2021.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Unrealized
Appreciation/
(Depreciation)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (25.00) $ 101.43 October 2021 ( $ 25,022,461) ( $ 977) $ 163,086
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (25.00) 100.77
November
2021 (25,022,461) (50,781) 90,820
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($51,758) $253,906
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.
The following table presents Moderately Conservative Allocation Portfolio's swaps contracts held as of September 30, 2021. Investments totaling
$12,499,513 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 37, 5 Year, at 5.00%, Quarterly Sell 12/20/2026 ( $ 132,950,000) $ – ( $ 621,073) ( $ 621,073)
Total Credit Default Swaps $– ($621,073) ($621,073)
1 As the buyer of protection, Moderately Conservative Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately
Conservative Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Conservative Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
9/30/2021
Shares Held at
9/30/2021
% of Net
Assets
9/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $198,466 $7,351 $– $194,012 19,878 3.4%
Core Emerging Markets Equity 42,572 – – 42,319 3,611 0.8
Core International Equity 55,122 – – 61,359 5,619 1.1
Core Low Volatility Equity 171,686 99 71,000 112,711 7,982 2.0
Global Stock 49,223 2,245 – 55,899 3,625 1.0
High Yield 143,151 5,002 – 148,363 31,748 2.6
Income 469,539 22,813 – 467,358 43,121 8.3
International Allocation 182,193 3,117 – 200,962 18,259 3.5
International Index 20,003 182 – 21,522 1,594 0.4
Large Cap Value 207,208 11,594 – 252,544 11,330 4.5
Limited Maturity Bond 256,404 3,029 – 258,053 25,676 4.6
Mid Cap Stock 122,036 8,269 – 145,649 5,711 2.6
Small Cap Stock 62,851 2,798 – 74,844 3,119 1.3
Total Affiliated Registered Investment
Companies 1,980,454 2,035,595 36.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% 721,840 732,368 695,640 758,568 75,857 13.4
Total Affiliated Short-Term Investments 721,840 758,568 13.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 26,089 403,525 404,501 25,113 25,113 0.5
Total Collateral Held for Securities Loaned 26,089 25,113 0.5
Total Value $2,728,383 $2,819,276
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 9/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(11,805) $ – $6,283
Core Emerging Markets Equity – (253) – –
Core International Equity – 6,237 – –
Core Low Volatility Equity 5,392 6,534 99 –
Global Stock – 4,431 1,750 496
High Yield – 210 – 4,999
Income – (24,994) 13,115 9,700
International Allocation – 15,652 – 3,117
International Index – 1,337 139 43
Large Cap Value – 33,742 8,628 2,965
Limited Maturity Bond – (1,380) – 3,029
Mid Cap Stock – 15,344 7,934 334
Small Cap Stock – 9,195 2,213 585
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% (75) 75 – 886
Total Income/Non Income Cash from Affiliated
Investments $32,437
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 64
Total Affiliated Income from Securities Loaned, Net $64
Total Value $5,317 $54,325 $ 33,878

Multidimensional Income Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 58.6% ) Value
Basic Materials (2.1%)
Alcoa Nederland Holding BV
$ 55,000 5.500%,  12/15/2027
a
$ 58,993
BWAY Holding Company
30,000 5.500%,  4/15/2024
a
30,262
Chemours Company
35,000 5.750%,  11/15/2028
a
36,652
Cleveland-Cliffs, Inc.
20,000 5.875%,  6/1/2027 20,700
40,000 4.625%,  3/1/2029
a
40,850
15,000 4.875%,  3/1/2031
a
15,487
Consolidated Energy Finance SA
40,000 6.875%,  6/15/2025
a
41,400
First Quantum Minerals, Ltd.
35,000 7.250%,  4/1/2023
a
35,612
10,000 7.500%,  4/1/2025
a
10,258
15,000 6.875%,  10/15/2027
a
15,862
Freeport-McMoRan, Inc.
30,000 4.125%,  3/1/2028 31,088
40,000 4.250%,  3/1/2030 42,350
30,000 4.625%,  8/1/2030 32,438
Hecla Mining Company
20,000 7.250%,  2/15/2028 21,543
Hudbay Minerals, Inc.
40,000 4.500%,  4/1/2026
a
39,600
Ingevity Corporation
60,000 3.875%,  11/1/2028
a
59,850
Kraton Polymers, LLC
55,000 4.250%,  12/15/2025
a
57,475
Mercer International, Inc.
40,000 5.125%,  2/1/2029 40,850
Novelis Corporation
25,000 3.250%,  11/15/2026
a
25,355
50,000 4.750%,  1/30/2030
a
52,635
15,000 3.875%,  8/15/2031
a
14,836
OCI NV
30,000 4.625%,  10/15/2025
a
31,500
Olin Corporation
45,000 5.125%,  9/15/2027 46,744
10,000 5.625%,  8/1/2029 10,994
SCIH Salt Holdings, Inc.
35,000 4.875%,  5/1/2028
a
35,175
SPCM SA
40,000 3.375%,  3/15/2030
a
39,969
SunCoke Energy, Inc.
20,000 4.875%,  6/30/2029
a
19,925
Unifrax Escrow Issuer Corporation
36,000 5.250%,  9/30/2028
a
36,450
United States Steel Corporation
67,000 6.875%,  3/1/2029 71,436
Venator Finance SARL
40,000 5.750%,  7/15/2025
a
37,800
Total 1,054,089
Capital Goods (3.6%)
AECOM
65,000 5.125%,  3/15/2027 71,987
Amsted Industries, Inc.
30,000 5.625%,  7/1/2027
a
31,306
10,000 4.625%,  5/15/2030
a
10,275
Ardagh Packaging Finance plc
40,000 5.250%,  8/15/2027
a
40,720
Bombardier, Inc.
10,000 7.125%,  6/15/2026
a
10,500
Principal
Amount Long-Term Fixed Income (58.6%) Value
Capital Goods (3.6%) - continued
$ 40,000 7.875%,  4/15/2027
a
$ 41,469
30,000 6.000%,  2/15/2028
a
30,337
Brand Industrial Services, Inc.
15,000 8.500%,  7/15/2025
a
15,056
Builders FirstSource , Inc.
20,000 5.000%,  3/1/2030
a
21,313
BWAY Holding Company
40,000 7.250%,  4/15/2025
a
39,756
Chart Industries, Inc., Convertible
8,000 1.000%,  11/15/2024
a
26,115
Coinbase Global, Inc.
10,000 3.375%,  10/1/2028
a
9,608
Cornerstone Building Brands, Inc.
55,000 6.125%,  1/15/2029
a
58,464
Covanta Holding Corporation
30,000 6.000%,  1/1/2027 31,099
65,000 5.000%,  9/1/2030 65,650
CP Atlas Buyer, Inc.
35,000 7.000%,  12/1/2028
a
35,087
Crown Americas Capital
Corporation IV
20,000 4.500%,  1/15/2023 20,980
Crown Cork & Seal Company, Inc.
40,000 7.375%,  12/15/2026 49,400
Fortive Corporation, Convertible
10,000 0.875%,  2/15/2022 10,025
General Electric Company
180,000
3.446%,  (LIBOR 3M +
3.330%), 12/15/2021
b,c
176,175
GFL Environmental, Inc.
28,000 4.000%,  8/1/2028
a
27,790
45,000 3.500%,  9/1/2028
a
45,281
H&E Equipment Services, Inc.
69,000 3.875%,  12/15/2028
a
68,731
Howmet Aerospace, Inc.
2,000 6.875%,  5/1/2025 2,340
37,000 3.000%,  1/15/2029 37,318
JELD-WEN, Inc.
30,000 4.625%,  12/15/2025
a
30,460
20,000 4.875%,  12/15/2027
a
20,841
KBR, Inc., Convertible
26,000 2.500%,  11/1/2023 41,665
Meritor, Inc.
30,000 4.500%,  12/15/2028
a
30,075
Nesco Holdings II, Inc.
25,000 5.500%,  4/15/2029
a
25,930
New Enterprise Stone and Lime
Company, Inc.
53,000 5.250%,  7/15/2028
a,d
53,596
Owens-Brockway Glass Container,
Inc.
35,000 5.875%,  8/15/2023
a
37,012
Pactiv Evergreen Group
35,000 4.375%,  10/15/2028
a
35,131
Patrick Industries, Inc., Convertible
9,000 1.000%,  2/1/2023 10,181
PGT Innovations, Inc.
41,000 4.375%,  10/1/2029
a
41,307
SRM Escrow Issuer, LLC
60,000 6.000%,  11/1/2028
a
63,525
Standard Industries, Inc.
55,000 4.375%,  7/15/2030
a
56,100

Multidimensional Income Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.6%) Value
Capital Goods (3.6%) - continued
Sunpower Corporation,
Convertible
$ 7,000 4.000%,  1/15/2023 $ 8,566
Titan Acquisition, Ltd.
20,000 7.750%,  4/15/2026
a
20,435
TransDigm , Inc.
30,000 6.250%,  3/15/2026
a
31,275
115,000 5.500%,  11/15/2027 118,163
10,000 4.625%,  1/15/2029 9,983
United Rentals North America, Inc.
15,000 5.500%,  5/15/2027 15,744
40,000 4.875%,  1/15/2028 42,290
20,000 4.000%,  7/15/2030 20,750
Victors Merger Corporation
25,000 6.375%,  5/15/2029
a
23,938
Waste Pro USA, Inc.
15,000 5.500%,  2/15/2026
a
15,150
WESCO Distribution, Inc.
55,000 7.250%,  6/15/2028
a
60,913
Total 1,789,812
Collateralized Mortgage Obligations (0.2%)
GMACM Mortgage Loan Trust
18,470
3.725%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
18,830
Residential Accredit Loans, Inc.
Trust
55,817
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 54,404
Total 73,234
Communications Services (4.7%)
Altice France SA
20,000 5.500%,  1/15/2028
a
20,334
30,000 5.125%,  7/15/2029
a
29,414
AMC Networks, Inc.
45,000 4.250%,  2/15/2029 44,775
Cable One, Inc., Convertible
34,000 1.125%,  3/15/2028
a
34,497
CCO Holdings, LLC
27,000 5.500%,  5/1/2026
a
27,845
10,000 5.125%,  5/1/2027
a
10,413
25,000 4.750%,  3/1/2030
a
26,137
85,000 4.500%,  8/15/2030
a
87,696
45,000 4.250%,  1/15/2034
a
44,578
Cengage Learning, Inc.
55,000 9.500%,  6/15/2024
a
56,284
Clear Channel Worldwide
Holdings, Inc.
50,000 7.750%,  4/15/2028
a
52,625
Consolidated Communications,
Inc.
20,000 5.000%,  10/1/2028
a
20,650
CSC Holdings, LLC
40,000 5.375%,  2/1/2028
a
41,800
80,000 4.125%,  12/1/2030
a
78,500
Cumulus Media New Holdings,
Inc.
40,000 6.750%,  7/1/2026
a
41,400
DIRECTV Holdings, LLC
10,000 5.875%,  8/15/2027
a
10,437
DISH DBS Corporation
40,000 7.375%,  7/1/2028 42,419
Principal
Amount Long-Term Fixed Income (58.6%) Value
Communications Services (4.7%) - continued
Entercom Media Corporation
$ 35,000 6.500%,  5/1/2027
a
$ 35,799
Front Range BidCo , Inc.
60,000 4.000%,  3/1/2027
a
59,714
25,000 6.125%,  3/1/2028
a
25,345
Frontier Communications
Corporation
30,000 5.875%,  10/15/2027
a
31,875
GCI, LLC
35,000 4.750%,  10/15/2028
a
36,743
Gray Television, Inc.
40,000 4.750%,  10/15/2030
a
39,300
Hughes Satellite Systems
Corporation
20,000 6.625%,  8/1/2026 22,741
iHeartCommunications , Inc.
40,000 4.750%,  1/15/2028
a
41,220
LCPR Senior Secured Financing
DAC
40,000 6.750%,  10/15/2027
a
42,400
Level 3 Financing, Inc.
65,000 4.625%,  9/15/2027
a
66,872
35,000 4.250%,  7/1/2028
a
35,271
Ligado Networks, LLC
16,214
0.000%,PIK 15.500%,
11/1/2023
a,e
15,728
Netflix, Inc.
100,000 4.875%,  4/15/2028 115,250
Nexstar Escrow Corporation
55,000 5.625%,  7/15/2027
a
58,189
Radiate Holdco, LLC
25,000 6.500%,  9/15/2028
a
25,491
Scripps Escrow II, Inc.
15,000 5.375%,  1/15/2031
a
14,747
Scripps Escrow, Inc.
30,000 5.875%,  7/15/2027
a
30,787
SFR Group SA
50,000 7.375%,  5/1/2026
a
51,880
Sinclair Television Group, Inc.
60,000 5.500%,  3/1/2030
a
59,514
Sirius XM Radio, Inc.
35,000 5.000%,  8/1/2027
a
36,575
20,000 4.000%,  7/15/2028
a
20,337
30,000 4.125%,  7/1/2030
a
30,139
Sprint Capital Corporation
90,000 6.875%,  11/15/2028 115,200
10,000 8.750%,  3/15/2032 14,939
Sprint Corporation
75,000 7.625%,  2/15/2025 87,674
Telesat Canada
20,000 4.875%,  6/1/2027
a
18,400
10,000 6.500%,  10/15/2027
a
8,667
Terrier Media Buyer, Inc.
30,000 8.875%,  12/15/2027
a
31,721
T-Mobile USA, Inc.
75,000 2.875%,  2/15/2031 75,637
United States Cellular Corporation
35,000 6.700%,  12/15/2033 43,380
Uniti Fiber Holdings, Inc.,
Convertible
8,000 4.000%,  6/15/2024
a
9,915
Uniti Group, LP
10,000 4.750%,  4/15/2028
a
10,213

Multidimensional Income Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.6%) Value
Communications Services (4.7%) - continued
$ 30,000 6.500%,  2/15/2029
a
$ 30,860
Univision Communications, Inc.
35,000 6.625%,  6/1/2027
a
38,019
Viacom, Inc.
44,000 5.875%,  2/28/2057
b
44,552
Viasat , Inc.
30,000 5.625%,  9/15/2025
a
30,403
25,000 6.500%,  7/15/2028
a
26,331
Vodafone Group plc
64,000 7.000%,  4/4/2079
b
78,288
VTR Finance NV
30,000 6.375%,  7/15/2028
a
32,325
Ziggo BV
60,000 5.500%,  1/15/2027
a
62,025
15,000 4.875%,  1/15/2030
a
15,469
Total 2,339,739
Consumer Cyclical (6.6%)
1011778 B.C., ULC
60,000 4.375%,  1/15/2028
a
60,913
Allen Media, LLC
20,000 10.500%,  2/15/2028
a
20,540
Allied Universal Holdco, LLC
20,000 6.625%,  7/15/2026
a
21,146
70,000 4.625%,  6/1/2028
a
69,891
15,000 6.000%,  6/1/2029
a
14,802
Allison Transmission, Inc.
35,000 4.750%,  10/1/2027
a
36,400
20,000 3.750%,  1/30/2031
a
19,450
American Axle & Manufacturing,
Inc.
60,000 6.500%,  4/1/2027 62,550
Ashton Woods USA, LLC
25,000 4.625%,  8/1/2029
a
25,243
Bloomin ' Brands, Inc., Convertible
7,000 5.000%,  5/1/2025 15,810
Boyd Gaming Corporation
40,000 4.750%,  6/15/2031
a
41,250
Boyne USA, Inc.
30,000 4.750%,  5/15/2029
a
30,975
Brookfield Residential Properties,
Inc.
30,000 6.250%,  9/15/2027
a
31,538
50,000 5.000%,  6/15/2029
a
51,127
Burlington Stores, Inc., Convertible
25,000 2.250%,  4/15/2025 36,312
Caesars Entertainment, Inc.
40,000 8.125%,  7/1/2027
a
44,969
41,000 4.625%,  10/15/2029
a
41,512
Carnival Corporation
6,000 11.500%,  4/1/2023
a
6,697
25,000 7.625%,  3/1/2026
a
26,687
40,000 5.750%,  3/1/2027
a
41,350
35,000 4.000%,  8/1/2028
a
35,350
Cedar Fair, LP
55,000 5.250%,  7/15/2029 56,375
Churchill Downs, Inc.
20,000 4.750%,  1/15/2028
a
20,925
Cinemark USA, Inc.
20,000 5.875%,  3/15/2026
a
20,200
Clarios Global, LP
15,000 8.500%,  5/15/2027
a
15,956
Principal
Amount Long-Term Fixed Income (58.6%) Value
Consumer Cyclical (6.6%) - continued
Colt Merger Sub, Inc.
$ 60,000 6.250%,  7/1/2025
a
$ 63,165
Dana, Inc.
45,000 5.625%,  6/15/2028 48,458
Dick's Sporting Goods Inc.,
Convertible
7,000 3.250%,  4/15/2025 25,677
Empire Communities Corporation
40,000 7.000%,  12/15/2025
a
41,800
Expedia Group, Inc., Convertible
12,000 Zero Coupon,  2/15/2026
a
12,956
Ford Motor Company
25,000 9.000%,  4/22/2025 30,063
10,000 9.625%,  4/22/2030 14,155
70,000 7.450%,  7/16/2031 91,339
Ford Motor Company, Convertible
53,000 Zero Coupon,  3/15/2026
a
57,141
Ford Motor Credit Company, LLC
105,000 4.063%,  11/1/2024 110,406
60,000 4.134%,  8/4/2025 63,450
20,000 2.700%,  8/10/2026 20,040
Forestar Group, Inc.
20,000 3.850%,  5/15/2026
a
19,975
Gap, Inc.
12,000 3.625%,  10/1/2029
a
12,030
General Motors Financial
Company, Inc.
40,000 5.700%,  9/30/2030
b,c
46,050
Goodyear Tire & Rubber Company
30,000 5.000%,  7/15/2029
a
31,838
15,000 5.250%,  7/15/2031
a
15,975
Guitar Center Escrow Issuer II, Inc.
12,000 8.500%,  1/15/2026
a
12,870
Hanesbrands, Inc.
36,000 4.875%,  5/15/2026
a
38,988
Herc Holdings, Inc.
40,000 5.500%,  7/15/2027
a
41,969
Hilton Domestic Operating
Company, Inc.
20,000 4.875%,  1/15/2030 21,455
Hilton Grand Vacations Borrower
Escrow, LLC
50,000 5.000%,  6/1/2029
a
51,000
Hilton Worldwide Finance, LLC
50,000 4.875%,  4/1/2027 51,689
International Game Technology plc
45,000 5.250%,  1/15/2029
a
48,095
KB Home
35,000 4.800%,  11/15/2029 38,150
L Brands, Inc.
65,000 6.625%,  10/1/2030
a
73,775
10,000 6.875%,  11/1/2035 12,550
Landry's, Inc.
30,000 6.750%,  10/15/2024
a
30,039
Macy's Retail Holdings, LLC
35,000 5.875%,  4/1/2029
a
38,079
Magic MergerCo , Inc.
60,000 5.250%,  5/1/2028
a
61,890
Mattamy Group Corporation
60,000 5.250%,  12/15/2027
a
62,700
MGM Resorts International
15,000 6.000%,  3/15/2023 15,862
55,000 5.500%,  4/15/2027 59,675

Multidimensional Income Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.6%) Value
Consumer Cyclical (6.6%) - continued
Penn National Gaming, Inc.
$ 35,000 4.125%,  7/1/2029
a
$ 34,594
PetSmart, Inc.
60,000 4.750%,  2/15/2028
a
61,650
20,000 7.750%,  2/15/2029
a
21,825
Prime Security Services Borrower,
LLC
105,000 5.750%,  4/15/2026
a
113,585
Real Hero Merger Sub 2, Inc.
30,000 6.250%,  2/1/2029
a
31,125
Realogy Group, LLC
50,000 5.750%,  1/15/2029
a
51,863
Rite Aid Corporation
45,000 7.500%,  7/1/2025
a
44,990
Royal Caribbean Cruises, Ltd.
55,000 9.125%,  6/15/2023
a
59,774
40,000 4.250%,  7/1/2026
a
39,182
30,000 5.500%,  4/1/2028
a
30,684
Scientific Games International, Inc.
40,000 5.000%,  10/15/2025
a
41,150
45,000 7.250%,  11/15/2029
a
50,564
SeaWorld Parks and
Entertainment, Inc.
25,000 5.250%,  8/15/2029
a
25,578
Six Flags Theme Parks, Inc.
30,000 7.000%,  7/1/2025
a
31,950
Staples, Inc.
60,000 7.500%,  4/15/2026
a
60,854
Tenneco, Inc.
45,000 5.000%,  7/15/2026 44,320
Uber Technologies, Inc.
30,000 6.250%,  1/15/2028
a
32,175
Vista Outdoor, Inc.
50,000 4.500%,  3/15/2029
a
50,704
Wabash National Corporation
42,000 4.500%,  10/15/2028
a,d
41,948
Wyndham Destinations, Inc.
35,000 6.625%,  7/31/2026
a
39,857
Wyndham Hotels & Resorts, Inc.
20,000 4.375%,  8/15/2028
a
20,879
Yum! Brands, Inc.
50,000 4.750%,  1/15/2030
a
54,191
ZF North America Capital, Inc.
30,000 4.750%,  4/29/2025
a
32,400
Total 3,227,114
Consumer Non-Cyclical (5.0%)
Albertson's Companies, Inc.
57,000 3.500%,  3/15/2029
a
56,885
20,000 4.875%,  2/15/2030
a
21,550
Bausch Health Companies, Inc.
50,000 5.000%,  1/30/2028
a
47,436
60,000 5.000%,  2/15/2029
a
55,875
Centene Corporation
55,000 4.250%,  12/15/2027 57,566
75,000 4.625%,  12/15/2029 81,735
25,000 3.000%,  10/15/2030 25,625
Central Garden & Pet Company
50,000 4.125%,  10/15/2030 51,125
Community Health Systems, Inc.
25,000 5.625%,  3/15/2027
a
26,178
20,000 6.000%,  1/15/2029
a
21,200
50,000 6.875%,  4/15/2029
a
50,117
Principal
Amount Long-Term Fixed Income (58.6%) Value
Consumer Non-Cyclical (5.0%) - continued
DaVita, Inc.
$ 60,000 4.625%,  6/1/2030
a
$ 61,717
Edgewell Personal Care Company
30,000 5.500%,  6/1/2028
a
31,684
Encompass Health Corporation
60,000 4.500%,  2/1/2028 61,950
Endo Finance, LLC
20,000 9.500%,  7/31/2027
a,f
20,044
Energizer Holdings, Inc.
10,000 4.750%,  6/15/2028
a
10,172
35,000 4.375%,  3/31/2029
a
34,736
H. J. Heinz Company
10,000 5.200%,  7/15/2045 12,525
HCA, Inc.
130,000 5.375%,  2/1/2025 145,275
HLF Financing Sarl , LLC
55,000 4.875%,  6/1/2029
a
55,000
Illumina, Inc.
20,000 9.000%,  7/1/2028
a
22,050
Ionis Pharmaceuticals, Inc.,
Convertible
4,000 0.125%,  12/15/2024 3,648
Jazz Investments I, Ltd.,
Convertible
28,000 2.000%,  6/15/2026 32,322
JBS USA, LLC
95,000 6.500%,  4/15/2029
a
106,162
Kraft Foods Group, Inc.
40,000 5.000%,  6/4/2042 49,054
Kraft Heinz Foods Company
65,000 4.625%,  1/30/2029 74,205
75,000 3.750%,  4/1/2030 81,720
50,000 4.250%,  3/1/2031 56,526
Mattel, Inc.
45,000 3.375%,  4/1/2026
a
46,399
Molina Healthcare, Inc.
50,000 4.375%,  6/15/2028
a
52,019
Mozart Debt Merger Sub, Inc.
72,000 3.875%,  4/1/2029
a,d
72,000
53,000 5.250%,  10/1/2029
a,d
53,928
MPH Acquisition Holdings, LLC
37,000 5.750%,  11/1/2028
a
34,853
Ortho-Clinical Diagnostics, Inc.
30,000 7.250%,  2/1/2028
a
32,104
Par Pharmaceutical, Inc.
40,000 7.500%,  4/1/2027
a
40,750
Pilgrim's Pride Corporation
35,000 3.500%,  3/1/2032
a
35,591
QBE Insurance Group, Ltd.
40,000 5.875%,  5/12/2025
a,b,c
44,600
Scotts Miracle- Gro Company
50,000 4.500%,  10/15/2029 52,250
SEG Holding, LLC
55,000 5.625%,  10/15/2028
a
57,337
Simmons Foods, Inc.
45,000 4.625%,  3/1/2029
a
45,338
Spectrum Brands, Inc.
35,000 5.000%,  10/1/2029
a
37,625
10,000 5.500%,  7/15/2030
a
11,075
Syneos Health, Inc.
85,000 3.625%,  1/15/2029
a
84,762
Teleflex, Inc.
40,000 4.250%,  6/1/2028
a
41,564

Multidimensional Income Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.6%) Value
Consumer Non-Cyclical (5.0%) - continued
Tenet Healthcare Corporation
$ 10,000 4.625%,  7/15/2024 $ 10,150
125,000 5.125%,  11/1/2027
a
130,313
15,000 6.125%,  10/1/2028
a
15,757
Teva Pharmaceutical Finance
Netherlands III BV
25,000 2.800%,  7/21/2023 24,851
30,000 3.150%,  10/1/2026 28,725
TreeHouse Foods, Inc.
21,000 4.000%,  9/1/2028 20,552
United Natural Foods, Inc.
40,000 6.750%,  10/15/2028
a
43,300
VRX Escrow Corporation
69,000 6.125%,  4/15/2025
a
70,425
Winnebago Industries, Inc.,
Convertible
21,000 1.500%,  4/1/2025 27,811
Total 2,468,161
Energy (5.5%)
Antero Resources Corporation
40,000 5.375%,  3/1/2030
a
42,126
Apache Corporation
20,000 4.875%,  11/15/2027 21,810
40,000 4.375%,  10/15/2028 43,250
15,000 5.100%,  9/1/2040 16,800
Archrock Partners, LP
40,000 6.250%,  4/1/2028
a
41,369
BP Capital Markets plc
80,000 4.875%,  3/22/2030
b,c
87,941
Buckeye Partners, LP
30,000 4.125%,  3/1/2025
a
31,088
40,000 3.950%,  12/1/2026 40,800
Cheniere Energy Partners, LP
35,000 4.500%,  10/1/2029 37,210
15,000 3.250%,  1/31/2032
a
15,049
Cheniere Energy, Inc., Convertible
3,000 4.250%,  3/15/2045 2,574
CNX Resources Corporation
20,000 6.000%,  1/15/2029
a
21,150
CNX Resources Corporation,
Convertible
19,000 2.250%,  5/1/2026 23,655
Comstock Resources, Inc.
25,000 5.875%,  1/15/2030
a
26,000
Continental Resources, Inc.
25,000 4.375%,  1/15/2028 27,656
25,000 5.750%,  1/15/2031
a
30,219
DT Midstream, Inc.
40,000 4.125%,  6/15/2029
a
40,562
10,000 4.375%,  6/15/2031
a
10,300
Enagas SA
55,000 5.500%,  1/15/2028
a
56,306
Enbridge, Inc.
137,000 6.250%,  3/1/2078
b
152,686
48,000 5.750%,  7/15/2080
b
54,238
Encana Corporation
10,000 6.625%,  8/15/2037 13,714
Endeavor Energy Resources, LP
30,000 5.750%,  1/30/2028
a
31,575
Energean Israel Finance, Ltd.
40,000 4.500%,  3/30/2024
a
40,800
Principal
Amount Long-Term Fixed Income (58.6%) Value
Energy (5.5%) - continued
Energy Transfer, LP
$ 65,000 6.625%,  2/15/2028
b,c
$ 63,212
EnLink Midstream Partners, LP
50,000 4.850%,  7/15/2026 52,485
25,000 5.600%,  4/1/2044 23,875
Enterprise Products Operating,
LLC
75,000 4.875%,  8/16/2077
b
73,876
EQM Midstream Partners, LP
50,000 6.500%,  7/1/2027
a
56,237
EQT Corporation
10,000 3.125%,  5/15/2026
a
10,251
50,000 3.900%,  10/1/2027 54,111
EQT Corporation, Convertible
23,000 1.750%,  5/1/2026 36,259
Genesis Energy, LP
10,000 6.500%,  10/1/2025 9,950
20,000 8.000%,  1/15/2027 20,250
Harvest Midstream, LP
50,000 7.500%,  9/1/2028
a
53,257
Hess Midstream Operations, LP
35,000 5.625%,  2/15/2026
a
36,312
Hilcorp Energy I, LP
40,000 5.750%,  2/1/2029
a
41,100
ITT Holdings, LLC
30,000 6.500%,  8/1/2029
a
30,262
Laredo Petroleum, Inc.
55,000 7.750%,  7/31/2029
a
55,138
Murphy Oil Corporation
25,000 5.875%,  12/1/2027 26,019
Nabors Industries, Ltd.
45,000 7.250%,  1/15/2026
a
43,767
Newfield Exploration Company
20,000 5.625%,  7/1/2024 22,177
NGL Energy Operating, LLC
35,000 7.500%,  2/1/2026
a
35,656
NGL Energy Partners, LP
20,000 7.500%,  11/1/2023 19,437
NuStar Logistics, LP
45,000 5.750%,  10/1/2025 48,488
Oasis Petroleum, Inc.
35,000 6.375%,  6/1/2026
a
36,663
Occidental Petroleum Corporation
10,000 3.450%,  7/15/2024 10,225
60,000 3.400%,  4/15/2026 61,538
20,000 8.500%,  7/15/2027 25,049
90,000 3.500%,  8/15/2029 91,541
20,000 6.450%,  9/15/2036 25,163
55,000 4.400%,  4/15/2046 54,854
Ovintiv , Inc.
35,000 7.375%,  11/1/2031 47,476
PBF Holding Company, LLC
20,000 9.250%,  5/15/2025
a
18,950
Pioneer Natural Resources
Company, Convertible
7,000 0.250%,  5/15/2025 11,298
Plains All American Pipeline, LP
60,000 6.125%,  11/15/2022
b,c
54,300
Precision Drilling Corporation
25,000 6.875%,  1/15/2029
a
26,111
SM Energy Company
15,000 6.500%,  7/15/2028 15,530

Multidimensional Income Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.6%) Value
Energy (5.5%) - continued
Southwestern Energy Company
$ 20,000 5.375%,  2/1/2029
a
$ 21,396
Sunoco, LP
40,000 6.000%,  4/15/2027 41,650
5,000 5.875%,  3/15/2028 5,275
Targa Resources Partners, LP
20,000 5.375%,  2/1/2027 20,724
35,000 5.000%,  1/15/2028 36,750
Teine Energy, Ltd.
25,000 6.875%,  4/15/2029
a
25,375
TransCanada Trust
160,000 5.300%,  3/15/2077
b
171,800
Transocean Proteus, Ltd.
11,000 6.250%,  12/1/2024
a
11,000
Transocean, Inc.
20,000 11.500%,  1/30/2027
a
20,600
USA Compression Partners, LP
15,000 6.875%,  4/1/2026 15,618
Venture Global Calcasieu Pass,
LLC
38,000 3.875%,  8/15/2029
a
39,142
20,000 4.125%,  8/15/2031
a
20,850
Vine Energy Holdings, LLC
20,000 6.750%,  4/15/2029
a
21,588
W&T Offshore, Inc.
16,000 9.750%,  11/1/2023
a
15,225
Western Midstream Operating, LP
35,000 3.950%,  6/1/2025 36,987
10,000 5.500%,  8/15/2048 11,700
Total 2,715,375
Financials (18.4%)
Air Lease Corporation
64,000 4.650%,  6/15/2026
b,c
66,960
Aircastle , Ltd.
115,000 5.250%,  6/15/2026
a,b,c
117,679
Alliant Holdings Intermediate, LLC
10,000 6.750%,  10/15/2027
a
10,350
Ally Financial, Inc.
50,000 5.750%,  11/20/2025 57,172
128,000 4.700%,  5/15/2026
b,c
133,229
20,000 4.700%,  5/15/2028
b,c
20,900
Altice Financing SA
15,000 5.750%,  8/15/2029
a
14,529
American Express Company
85,000 3.550%,  9/15/2026
b,c
86,602
American Finance Trust, Inc.
32,000 4.500%,  9/30/2028
a,d
32,000
AmWINS Group, Inc.
25,000 4.875%,  6/30/2029
a
25,351
Ares Capital Corporation,
Convertible
12,000 4.625%,  3/1/2024 13,260
BAC Capital Trust XIV
74,000
4.000%,  (LIBOR 3M +
0.400%), 10/18/2021
b,c
74,000
Banco Santander SA
115,000 4.750%,  11/12/2026
b,c
117,136
Bank of America Corporation
284,000 6.250%,  9/5/2024
b,c
312,400
82,000 6.100%,  3/17/2025
b,c
91,441
40,000 6.300%,  3/10/2026
b,c
46,400
184,000 5.875%,  3/15/2028
b,c
210,008
Principal
Amount Long-Term Fixed Income (58.6%) Value
Financials (18.4%) - continued
Bank of New York Mellon
Corporation
$ 20,000 4.700%,  9/20/2025
b,c
$ 21,950
Bank of Nova Scotia
135,000 4.900%,  6/4/2025
b,c
145,125
Barclays plc
100,000 8.000%,  6/15/2024
b,c
112,938
75,000 4.375%,  3/15/2028
b,c
74,947
BNP Paribas SA
105,000 6.625%,  3/25/2024
a,b,c
113,631
CANPACK SA
50,000 3.125%,  11/1/2025
a
50,812
Capital One Financial Corporation
36,000 3.950%,  9/1/2026
b,c
37,080
Cascades USA, Inc.
30,000 5.125%,  1/15/2026
a
31,892
Charles Schwab Corporation
176,000 5.375%,  6/1/2025
b,c
195,580
128,000 4.000%,  6/1/2026
b,c
133,440
Chobani , LLC
55,000 4.625%,  11/15/2028
a
56,787
Citigroup, Inc.
82,000 5.950%,  1/30/2023
b,c
85,485
68,000 5.000%,  9/12/2024
b,c
71,024
144,000 5.950%,  5/15/2025
b,c
157,140
45,000 4.000%,  12/10/2025
b,c
46,629
225,000 3.875%,  2/18/2026
b,c
229,781
Citizens Financial Group, Inc.
80,000 4.000%,  10/6/2026
b,c
81,900
Coinbase Global, Inc.
10,000 3.625%,  10/1/2031
a
9,506
Comerica, Inc.
20,000 5.625%,  7/1/2025
b,c
22,025
Credit Acceptance Corporation
35,000 5.125%,  12/31/2024
a
36,050
Credit Agricole SA
48,000 6.875%,  9/23/2024
a,b,c
53,400
40,000 8.125%,  12/23/2025
a,b,c
48,300
Credit Suisse Group AG
56,000 7.500%,  12/11/2023
a,b,c
61,180
40,000 7.250%,  9/12/2025
a,b,c
44,338
Dai-ichi Life Insurance Company,
Ltd.
230,000 5.100%,  10/28/2024
a,b,c,f
251,850
Diversified Healthcare Trust
25,000 4.375%,  3/1/2031 24,181
Drawbridge Special Opportunities
Fund, LP
60,000 3.875%,  2/15/2026
a
61,650
Euronet Worldwide, Inc.,
Convertible
8,000 0.750%,  3/15/2049 8,793
Fifth Third Bancorp
46,000 4.500%,  9/30/2025
b,c
49,979
Fortress Transportation and
Infrastructure Investors, LLC
20,000 6.500%,  10/1/2025
a
20,588
20,000 5.500%,  5/1/2028
a
20,134
FTI Consulting, Inc., Convertible
18,000 2.000%,  8/15/2023 25,182
Global Net Lease, Inc.
50,000 3.750%,  12/15/2027
a
49,647

Multidimensional Income Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.6%) Value
Financials (18.4%) - continued
Goldman Sachs Group, Inc.
$ 175,000 5.500%,  8/10/2024
b,c
$ 189,000
67,000 3.800%,  5/10/2026
b,c
68,591
130,000 3.650%,  8/10/2026
b,c
130,162
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.,
Convertible
8,000 4.125%,  9/1/2022 15,698
Hartford Financial Services Group,
Inc.
100,000
2.250%,  (LIBOR 3M +
2.125%), 2/12/2047
a,b
96,500
HCRX Investments Holdco, LP
15,000 4.500%,  8/1/2029
a
15,075
HSBC Holdings plc
55,000 6.375%,  3/30/2025
b,c
60,028
66,000 6.500%,  3/23/2028
b,c
74,346
85,000 4.600%,  12/17/2030
b,c
84,975
Huntington Bancshares, Inc.
104,000 4.450%,  10/15/2027
b,c
111,956
Icahn Enterprises, LP
30,000 6.375%,  12/15/2025 30,780
55,000 5.250%,  5/15/2027 57,063
Iron Mountain, Inc.
65,000 4.875%,  9/15/2027
a
67,482
iStar , Inc.
45,000 4.250%,  8/1/2025 46,743
iStar , Inc., Convertible
14,000 3.125%,  9/15/2022 25,445
J.P. Morgan Chase & Company
140,000
3.465%,  (LIBOR 3M +
3.320%), 1/1/2022
b,c
140,525
105,000 5.150%,  5/1/2023
b,c
108,019
40,000 6.000%,  8/1/2023
b,c
42,200
40,000 6.750%,  2/1/2024
b,c
43,900
168,000 5.000%,  8/1/2024
b,c
175,350
150,000 3.650%,  6/1/2026
b,c
150,750
J.P. Morgan Chase Capital XXIII
100,000
1.125%,  (LIBOR 3M +
1.000%), 5/15/2047
b
88,982
Jefferies Finance, LLC
40,000 5.000%,  8/15/2028
a
40,550
KKR Real Estate Finance Trust,
Inc., Convertible
5,000 6.125%,  5/15/2023 5,306
Lincoln National Corporation
100,000
2.482%,  (LIBOR 3M +
2.358%), 11/17/2021
b
91,300
Lloyds Banking Group plc
40,000 7.500%,  6/27/2024
b,c
44,750
100,000 6.657%,  5/21/2037
a,b,c
145,000
LPL Holdings, Inc.
30,000 4.000%,  3/15/2029
a
30,815
M&T Bank Corporation
100,000 3.500%,  9/1/2026
b,c
99,250
MetLife, Inc.
140,000 3.850%,  9/15/2025
b,c
146,300
152,000 5.875%,  3/15/2028
b,c
178,717
MGM Growth Properties Operating
Partnership, LP
55,000 4.500%,  9/1/2026 59,813
MPT Operating Partnership, LP
50,000 4.625%,  8/1/2029 53,650
Principal
Amount Long-Term Fixed Income (58.6%) Value
Financials (18.4%) - continued
Natwest Group plc
$ 95,000 4.600%,  6/28/2031
b,c
$ 95,456
Navient Corporation
20,000 5.500%,  1/25/2023 20,900
10,000 5.000%,  3/15/2027 10,300
20,000 4.875%,  3/15/2028 20,163
NFP Corporation
20,000 6.875%,  8/15/2028
a
20,421
Nippon Life Insurance Company
172,000 5.100%,  10/16/2044
a,b
188,985
172,000 3.400%,  1/23/2050
a,b
177,805
OneMain Finance Corporation
15,000 3.500%,  1/15/2027 15,007
Park Intermediate Holdings, LLC
15,000 4.875%,  5/15/2029
a
15,438
PennyMac Financial Services, Inc.
35,000 4.250%,  2/15/2029
a
33,323
Playtika Holding Corporation
20,000 4.250%,  3/15/2029
a
20,064
PNC Financial Services Group,
Inc.
95,000 3.400%,  9/15/2026
b,c
94,763
Provident Financing Trust I
25,000 7.405%,  3/15/2038 30,827
Prudential Financial, Inc.
138,000 5.625%,  6/15/2043
b
146,877
126,000 5.200%,  3/15/2044
b
134,803
20,000 3.700%,  10/1/2050
b
20,844
Quicken Loans, LLC
30,000 3.625%,  3/1/2029
a
30,338
Radian Group, Inc.
20,000 4.875%,  3/15/2027 21,797
Regions Financial Corporation
80,000 5.750%,  6/15/2025
b,c
89,224
Service Properties Trust
30,000 4.750%,  10/1/2026 29,700
30,000 4.950%,  2/15/2027 29,925
20,000 5.500%,  12/15/2027 21,314
Societe Generale SA
40,000 8.000%,  9/29/2025
a,b,c
46,835
Springleaf Finance Corporation
25,000 6.875%,  3/15/2025 28,094
35,000 7.125%,  3/15/2026 40,556
20,000 6.625%,  1/15/2028 23,000
Standard Chartered plc
105,000 6.000%,  7/26/2025
a,b,c
115,176
Starwood Property Trust, Inc.,
Convertible
11,000 4.375%,  4/1/2023 11,531
Sumitomo Life Insurance Company
175,000 3.375%,  4/15/2081
a,b
181,673
Summit Hotel Properties, Inc.,
Convertible
8,000 1.500%,  2/15/2026 8,402
SVB Financial Group
100,000 4.000%,  5/15/2026
b,c
102,500
Truist Financial Corporation
160,000 4.950%,  9/1/2025
b,c
174,771
United Wholesale Mortgage, LLC
40,000 5.500%,  4/15/2029
a
38,836
USB Realty Corporation
133,000
1.273%,  (LIBOR 3M +
1.147%), 1/15/2022
a,b,c
112,712

Multidimensional Income Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.6%) Value
Financials (18.4%) - continued
VICI Properties, LP
$ 20,000 4.250%,  12/1/2026
a
$ 20,887
10,000 3.750%,  2/15/2027
a
10,350
35,000 4.625%,  12/1/2029
a
37,625
Wells Fargo & Company
212,000 3.900%,  3/15/2026
b,c
218,625
30,000
0.626%,  (LIBOR 3M +
0.500%), 1/15/2027
b
29,141
Total 9,050,370
Technology (2.3%)
Akamai Technologies, Inc.,
Convertible
21,000 0.125%,  5/1/2025 25,489
14,000 0.375%,  9/1/2027 15,285
Black Knight InfoServ , LLC
46,000 3.625%,  9/1/2028
a
46,230
CommScope Technologies
Finance, LLC
30,000 6.000%,  6/15/2025
a
30,375
CommScope , Inc.
30,000 7.125%,  7/1/2028
a
30,614
Gartner, Inc.
30,000 3.625%,  6/15/2029
a
30,228
40,000 3.750%,  10/1/2030
a
41,168
InterDigital , Inc., Convertible
5,000 2.000%,  6/1/2024 5,391
Iron Mountain, Inc.
15,000 5.000%,  7/15/2028
a
15,635
20,000 4.875%,  9/15/2029
a
20,950
48,000 4.500%,  2/15/2031
a
48,686
j2 Global, Inc., Convertible
30,000 1.750%,  11/1/2026
a
37,546
Lumentum Holdings, Inc.,
Convertible
15,000 0.250%,  3/15/2024 22,013
Microchip Technology, Inc.,
Convertible
13,000 1.625%,  2/15/2027 29,685
MSCI, Inc.
40,000 4.000%,  11/15/2029
a
42,348
NCR Corporation
75,000 6.125%,  9/1/2029
a
81,375
NortonLifeLock , Inc., Convertible
22,000 2.000%,  8/15/2022
a
28,094
Nuance Communications, Inc.,
Convertible
13,000 1.250%,  4/1/2025 36,475
Open Text Corporation
50,000 4.125%,  2/15/2030
a
51,375
PTC, Inc.
10,000 3.625%,  2/15/2025
a
10,150
35,000 4.000%,  2/15/2028
a
35,919
Qorvo , Inc.
35,000 3.375%,  4/1/2031
a
36,904
Rackspace Technology Global,
Inc.
35,000 5.375%,  12/1/2028
a,f
34,388
Seagate HDD Cayman
69,000 3.125%,  7/15/2029
a
66,730
45,000 3.375%,  7/15/2031
a
43,875
Sensata Technologies, Inc.
60,000 3.750%,  2/15/2031
a
60,410
Principal
Amount Long-Term Fixed Income (58.6%) Value
Technology (2.3%) - continued
Shift4 Payments, LLC
$ 10,000 4.625%,  11/1/2026
a
$ 10,438
SS&C Technologies, Inc.
85,000 5.500%,  9/30/2027
a
89,754
Switch, Ltd.
45,000 3.750%,  9/15/2028
a
45,675
Teradyne, Inc., Convertible
3,000 1.250%,  12/15/2023 10,365
Verint Systems, Inc., Convertible
7,000 0.250%,  4/15/2026
a
6,762
Viavi Solutions, Inc.
32,000 3.750%,  10/1/2029
a
32,070
Vishay Intertechnology , Inc.,
Convertible
14,000 2.250%,  6/15/2025 14,417
Total 1,136,819
Transportation (0.9%)
AerCap Holdings NV
60,000 5.875%,  10/10/2079
b
62,609
Air Canada
10,000 3.875%,  8/15/2026
a
10,090
Air Transport Services Group, Inc.,
Convertible
10,000 1.125%,  10/15/2024 10,766
American Airlines, Inc.
40,000 11.750%,  7/15/2025
a
49,500
70,000 5.500%,  4/20/2026
a
73,587
5,000 5.750%,  4/20/2029
a
5,387
Avis Budget Car Rental, LLC
40,000 5.375%,  3/1/2029
a
42,276
Delta Air Lines, Inc.
18,000 7.000%,  5/1/2025
a
20,993
Greenbrier Companies, Inc.,
Convertible
9,000 2.875%,  4/15/2028
a
9,392
JetBlue Airways Corporation,
Convertible
20,000 0.500%,  4/1/2026
a
19,597
Meritor, Inc., Convertible
17,000 3.250%,  10/15/2037 17,825
Southwest Airlines Company,
Convertible
24,000 1.250%,  5/1/2025 35,850
United Airlines, Inc.
35,000 4.375%,  4/15/2026
a
35,919
45,000 4.625%,  4/15/2029
a
46,505
XPO Logistics, Inc.
10,000 6.250%,  5/1/2025
a
10,555
Total 450,851
U.S. Government & Agencies (7.0%)
U.S. Treasury Bonds
1,100,000 1.125%,  2/15/2031 1,065,453
U.S. Treasury Notes
2,435,000 0.375%,  1/31/2026 2,382,686
Total 3,448,139
Utilities (2.3%)
Calpine Corporation
60,000 4.500%,  2/15/2028
a
61,200
Dominion Energy, Inc.
111,000 4.650%,  12/15/2024
b,c
118,915

Multidimensional Income Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.6%) Value
Utilities (2.3%) - continued
Duke Energy Corporation
$ 102,000 3.250%,  1/15/2082
b
$ 101,528
51,000 4.875%,  9/16/2024
b,c
54,506
Energy Transfer, LP
84,000 6.500%,  11/15/2026
b,c
87,475
NextEra Energy Operating
Partners, LP
60,000 3.875%,  10/15/2026
a
63,795
NextEra Energy Partners, LP,
Convertible
29,000 Zero Coupon,  11/15/2025
a
30,740
NiSource, Inc.
77,000 5.650%,  6/15/2023
b,c
81,235
NRG Energy, Inc.
60,000 3.375%,  2/15/2029
a
59,216
15,000 5.250%,  6/15/2029
a
15,956
NRG Energy, Inc., Convertible
16,000 2.750%,  6/1/2048 18,768
Sempra Energy
40,000 4.875%,  10/15/2025
b,c
43,400
Southern Company
120,000 4.000%,  1/15/2051
b
126,849
64,000 3.750%,  9/15/2051
b
65,203
Suburban Propane Partners, LP
40,000 5.875%,  3/1/2027 41,700
20,000 5.000%,  6/1/2031
a
20,750
Talen Energy Supply, LLC
20,000 7.625%,  6/1/2028
a
18,750
TerraForm Power Operating, LLC
55,000 5.000%,  1/31/2028
a
59,056
Vistra Operations Company, LLC
40,000 5.000%,  7/31/2027
a
41,300
Total 1,110,342
Total Long-Term Fixed Income
(cost $28,159,247) 28,864,045
Shares
Registered Investment
Companies ( 29.4% ) Value
Unaffiliated  (19.5%)
46,200 Aberdeen Asia-Pacific Income
Fund, Inc. 191,730
20,056 AllianceBernstein Global High
Income Fund, Inc. 246,087
15,891 Barings Global Short Duration
High Yield Fund 271,736
16,172 BlackRock Core Bond Trust 267,808
9,409 BlackRock Corporate High Yield
Fund, Inc. 114,790
19,851 BlackRock Credit Allocation
Income Trust 300,743
161 BlackRock Enhanced Equity
Dividend Trust 1,578
16,457 BlackRock Enhanced Global
Dividend Trust 192,711
13,213 BlackRock Multi-Sector Income
Trust 247,215
58,708 BNY Mellon High Yield Strategies
Fund 189,627
3,018 Brookfield Real Assets Income
Fund, Inc. 63,106
15,232 Delaware Ivy High Income
Opportunities Fund
f
208,221
Shares
Registered Investment
Companies (29.4%) Value
Unaffiliated  (19.5%)- continued
20,810 Eaton Vance Limited Duration
Income Fund $ 274,276
5,296 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 52,907
17,166 First Trust High Income Long/Short
Fund 272,768
19,943 First Trust Senior Floating Rate
Income Fund II 244,102
23,465 Invesco Dynamic Credit
Opportunities Fund 274,540
25,400 Invesco Senior Loan ETF 561,594
3,500 Invesco Variable Rate Preferred
ETF
f
91,770
18,080 iShares S&P U.S. Preferred Stock
Index Fund
f
701,685
156 Madison Covered Call & Equity
Strategy Fund 1,225
27,036 New America High Income Fund,
Inc. 258,194
35,362 Nuveen Credit Strategies Income
Fund 231,975
14,492 Nuveen Global High Income Fund 232,741
17,608 Nuveen Senior Income Fund 103,007
15,237 Nuveen Short Duration Credit
Opportunities Fund 230,079
18,911 PGIM Global High Yield Fund, Inc. 291,229
17,482 PGIM High Yield Bond Fund, Inc. 283,908
5,590 Pimco Dynamic Credit And
Mortgage Income Fund 118,117
9,162 Pioneer High Income Fund, Inc. 89,421
14,253 SPDR Bloomberg Barclays High
Yield Bond ETF
f
1,558,708
19,499 SPDR Bloomberg Barclays Short
Term High Yield Bond ETF 534,078
20,304 Templeton Emerging Markets
Income Fund 157,153
3,102 Tri-Continental Corporation 103,545
6,652 Virtus Dividend, Interst & Premium
Strategy Fund 98,649
5,363 Voya Asia Pacific High Dividend
Equity Income Fund 46,122
14,269 Voya Global Equity Dividend &
Premium Opportunity Fund 84,187
4,814 Wells Fargo Global Dividend
Opportunity Fund 26,573
27,776 Wells Fargo Income Opportunities
Fund 244,429
27,087 Western Asset High Income
Opportunity Fund, Inc. 140,582
Total 9,602,916
Affiliated  (9.9%)
501,996 Thrivent Core Emerging Markets
Debt Fund 4,899,483
Total 4,899,483
Total Registered Investment
Companies (cost $14,264,581) 14,502,399
Shares Preferred Stock ( 6.7% ) Value
Communications Services (0.9%)
10,950 AT&T, Inc., 4.750%
c
288,751
5,000 Telephone and Data Systems, Inc.
6.000%
c
126,250

Multidimensional Income Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock (6.7%) Value
Communications Services (0.9%) - continued
212 ViacomCBS , Inc., Convertible,
5.750% $ 13,850
Total 428,851
Consumer Staples (0.1%)
2,000 CHS, Inc., 6.750%
b,c
56,240
Total 56,240
Energy (0.3%)
10,535 Crestwood Equity Partners, LP,
9.250%
c
105,245
525 Energy Transfer, LP, 7.600%
b,c
13,314
1,415 NuStar Logistics, LP, 6.860%
b
35,233
Total 153,792
Financials (4.1%)
3,750 Aegon Funding Corporation II,
5.100% 99,225
7,000 Allstate Corporation, 5.100%
c
191,660
4,200 American International Group, Inc.
5.850%
c
114,156
1,000 Bank of America Corporation,
5.000%
c
26,750
1,089 Bank of America Corporation,
5.375%
c
29,327
11 Bank of America Corporation,
Convertible, 7.250%
c
15,867
4,250 Capital One Financial Corporation,
5.000%
c
112,497
2,000 Citigroup Capital XIII, 6.499%
b
55,500
4,900 Equitable Holdings, Inc., 5.250%
c
132,447
65 First Horizon Bank, 3.750%
a,b,c
55,433
2,000 First Horizon Corporation, 6.500%
c
54,780
313 GMAC Capital Trust I, 5.910%
b
7,900
5,700 J.P. Morgan Chase & Company,
4.200%
c,g
143,925
1,450 J.P. Morgan Chase & Company,
4.750%
c
37,888
1,700 J.P. Morgan Chase & Company,
5.750%
c
46,427
4,800 Morgan Stanley, 5.850%
b,c
142,224
4,200 Morgan Stanley, 7.125%
b,c
119,742
250 Synovus Financial Corporation,
5.875%
b,c
6,818
4,100 Truist Financial Corporation,
4.750%
c
108,855
7,000 Wells Fargo & Company, 4.250%
c
175,280
5,000 Wells Fargo & Company, 4.750%
c
130,950
146 Wells Fargo & Company,
Convertible, 7.50%
c
216,372
Total 2,024,023
Health Care (0.1%)
302 Becton, Dickinson and Company,
Convertible, 6.000% 16,302
237 Boston Scientific Corporation,
Convertible, 5.500% 27,587
5 Danaher Corporation, Convertible,
5.000% 8,112
Total 52,001
Industrials (0.1%)
18 Fluor Corporation, Convertible,
6.500%
a,c
17,966
Shares Preferred Stock (6.7%) Value
Industrials (0.1%) - continued
180 Stanley Black & Decker, Inc.,
Convertible, 5.250% $ 18,943
Total 36,909
Real Estate (0.3%)
4,775 Public Storage, 4.125%
c
124,627
800 Public Storage, 4.625%
c
21,824
200 Public Storage, 4.700%
c
5,424
325 Public Storage, 4.875%
c
8,912
Total 160,787
Utilities (0.8%)
195 AES Corporation, Convertible,
6.875%
f
18,798
166 American Electric Power
Company, Inc., Convertible,
6.125% 7,913
106 American Electric Power
Company, Inc., Convertible,
6.125% 5,270
6,575 CMS Energy Corporation, 4.200%
c
164,112
182 Essential Utilities, Inc., Convertible
6.000% 10,445
473 NextEra Energy, Inc., Convertible,
4.872% 27,722
37 NiSource, Inc., Convertible,
7.750% 3,828
4,700 Southern Company, 4.950% 124,315
187 Southern Company, Convertible,
6.750% 9,539
Total 371,942
Total Preferred Stock
(cost $3,222,921) 3,284,545
Shares
Collateral Held for Securities
Loaned ( 4.6% ) Value
2,256,086 Thrivent Cash Management Trust 2,256,086
Total Collateral Held for
Securities Loaned
(cost $2,256,086) 2,256,086
Shares Common Stock ( 3.0% ) Value
Communications Services (0.3%)
4 Cable One, Inc. 7,252
118 Charter Communications, Inc.
g
85,852
478 Twitter, Inc.
g
28,866
70 ViacomCBS , Inc. 2,766
31 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
g
473
Total 125,209
Consumer Discretionary (0.1%)
206 Bloomin ' Brands, Inc.
g
5,150
9 Booking Holdings, Inc.
g
21,365
93 Dick's Sporting Goods, Inc. 11,138
248 Ford Motor Company
g
3,512
588 Under Armour , Inc., Class C
g
10,302
Total 51,467
Consumer Staples (<0.1%)
247 Bunge, Ltd. 20,086
Total 20,086

Multidimensional Income Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (3.0%) Value
Energy (0.3%)
221 Cheniere Energy, Inc.
g
$ 21,585
400 Enterprise Products Partners, LP 8,656
1,000 Kinder Morgan, Inc. 16,730
500 MPLX, LP 14,235
191 Pioneer Natural Resources
Company 31,803
300 TC Energy Corporation 14,427
675 Williams Companies, Inc. 17,510
Total 124,946
Financials (0.9%)
1,878 AG Mortgage Investment Trust,
Inc. 21,466
6,458 Annaly Capital Management, Inc. 54,376
1,700 Apollo Commercial Real Estate
Finance, Inc. 25,211
140 Ares Capital Corporation 2,846
511 Bank of America Corporation 21,692
3,200 BlackRock TCP Capital
Corporation 43,424
266 Blackstone Mortgage Trust, Inc. 8,065
1,900 Chimera Investment Corporation 28,215
1,784 FS KKR Capital Corporation 39,319
2,829 Golub Capital BDC, Inc. 44,726
2,611 Granite Point Mortgage Trust, Inc. 34,387
50 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 2,674
729 KKR & Company, Inc. 44,382
1,637 Sixth Street Specialty Lending, Inc. 36,358
299 Starwood Property Trust, Inc. 7,299
4,747 Two Harbors Investment
Corporation 30,096
493 Wells Fargo & Company 22,880
Total 467,416
Health Care (0.3%)
114 Anthem, Inc. 42,499
30 Becton, Dickinson and Company 7,375
97 Boston Scientific Corporation
g
4,209
292 Danaher Corporation 88,897
22 Illumina, Inc.
g
8,923
Total 151,903
Industrials (0.2%)
137 Aerojet Rocketdyne Holdings, Inc. 5,966
295 Chart Industries, Inc.
g
56,378
120 Fortive Corporation 8,468
159 Greenbrier Companies, Inc. 6,835
137 JetBlue Airways Corporation
g
2,095
130 Patrick Industries, Inc. 10,829
157 Southwest Airlines Company
g
8,075
Total 98,646
Information Technology (0.7%)
31 Akamai Technologies, Inc.
g
3,242
123 Broadcom, Ltd. 59,646
241 II-VI, Inc.
g
14,306
73 j2 Global, Inc.
g
9,973
216 Lumentum Holdings, Inc.
g
18,045
140 Microchip Technology, Inc. 21,489
214 Motorola Solutions, Inc. 49,717
149 NortonLifeLock , Inc. 3,770
1,146 ON Semiconductor Corporation
g
52,452
1,840 Sabre Corporation
g
21,786
15 ServiceNow , Inc.
g
9,334
Shares Common Stock (3.0%) Value
Information Technology (0.7%) - continued
192 Square, Inc.
g
$ 46,049
188 SunPower Corporation
g
4,264
65 Teradyne, Inc. 7,096
153 Western Digital Corporation
g
8,635
Total 329,804
Real Estate (0.2%)
2,344 AGNC Investment Corporation 36,965
185 iStar , Inc. 4,639
728 Lexington Realty Trust 9,282
105 MGIC Investment Corporation 1,571
4,394 New Residential Investment
Corporation 48,334
Total 100,791
Utilities (<0.1%)
39 American Electric Power
Company, Inc. 3,166
51 NextEra Energy Partners, LP 3,843
99 NextEra Energy, Inc. 7,774
141 NRG Energy, Inc. 5,757
Total 20,540
Total Common Stock
(cost $1,381,827) 1,490,808
Shares Short-Term Investments ( 2.1% ) Value
Thrivent Core Short-Term Reserve
Fund
104,312 0.120% 1,043,116
Total Short-Term Investments
(cost $1,043,061) 1,043,116
Total Investments (cost
$50,327,723) 104.4% $51,440,999
Other Assets and Liabilities, Net
(4.4%) (2,164,959)
Total Net Assets 100.0% $49,276,040
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2021, the value of these investments was $12,688,250 or
25.7% of total net assets.
b Denotes variable rate securities. The rate shown is as of
September 30, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of September 30, 2021.
f All or a portion of the security is on loan.
g Non-income producing security.

Multidimensional Income Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multidimensional Income
Portfolio as of September 30, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 146,208
Common Stock 2,038,853
Total lending $2,185,061
Gross amount payable upon return of
collateral for securities loaned $2,256,086
Net amounts due to counterparty $71,025
Definitions:
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 3M - ICE Libor USD Rate 3 Month

Multidimensional Income Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2021, in valuing Multidimensional Income Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 1,054,089 – 1,054,089 –
Capital Goods 1,789,812 – 1,789,812 –
Collateralized Mortgage Obligations 73,234 – 73,234 –
Communications Services 2,339,739 – 2,339,739 –
Consumer Cyclical 3,227,114 – 3,227,114 –
Consumer Non-Cyclical 2,468,161 – 2,468,161 –
Energy 2,715,375 – 2,715,375 –
Financials 9,050,370 – 9,050,370 –
Technology 1,136,819 – 1,136,819 –
Transportation 450,851 – 450,851 –
U.S. Government & Agencies 3,448,139 – 3,448,139 –
Utilities 1,110,342 – 1,110,342 –
Registered Investment Companies
Unaffiliated 9,602,916 9,602,916 – –
Preferred Stock
Communications Services 428,851 428,851 – –
Consumer Staples 56,240 56,240 – –
Energy 153,792 153,792 – –
Financials 2,024,023 1,968,590 55,433 –
Health Care 52,001 52,001 – –
Industrials 36,909 18,943 17,966 –
Real Estate 160,787 160,787 – –
Utilities 371,942 371,942 – –
Common Stock
Communications Services 125,209 124,736 473 –
Consumer Discretionary 51,467 51,467 – –
Consumer Staples 20,086 20,086 – –
Energy 124,946 124,946 – –
Financials 467,416 467,416 – –
Health Care 151,903 151,903 – –
Industrials 98,646 98,646 – –
Information Technology 329,804 329,804 – –
Real Estate 100,791 100,791 – –
Utilities 20,540 20,540 – –
Subtotal Investments in Securities $43,242,314 $14,304,397 $28,937,917 $–
Other Investments  * Total
Affiliated Registered Investment Companies 4,899,483
Affiliated Short-Term Investments 1,043,116
Collateral Held for Securities Loaned 2,256,086
Subtotal Other Investments $8,198,685
Total Investments at Value $51,440,999
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Multidimensional Income Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multidimensional Income
Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
9/30/2021
Shares Held at
9/30/2021
% of Net
Assets
9/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $2,796 $2,312 $– $4,899 502 9.9%
Total Affiliated Registered Investment
Companies 2,796 4,899 9.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% 678 33,930 33,565 1,043 104 2.1
Total Affiliated Short-Term Investments 678 1,043 2.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 173 28,793 26,710 2,256 2,256 4.6
Total Collateral Held for Securities Loaned 173 2,256 4.6
Total Value $3,647 $8,198
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 9/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(209) $ – $122
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% 0 0 – 2
Total Income/Non Income Cash from Affiliated
Investments $124
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 12
Total Affiliated Income from Securities Loaned, Net $12
Total Value $0 $(209) $ –

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 16.5% )
a
Value
Basic Materials (1.3%)
Ball Metalpack Finco, LLC, Term
Loan
$ 82,237
4.621%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 82,066
Flexsys, Inc./Ohio, Term Loan
535,000
0.000%,  (LIBOR 1M +
5.250%), 8/12/2028
b,c,d,e
532,325
Hexion, Inc., Term Loan
305,315
3.650%,  (LIBOR 3M +
3.500%), 7/1/2026
b
305,315
Innophos Holdings, Inc., Term
Loan
305,350
3.834%,  (LIBOR 1M +
3.750%), 2/7/2027
b,e
305,732
Momentive Performance Materials
USA, LLC, Term Loan
286,408
3.340%,  (LIBOR 1M +
3.250%), 5/15/2024
b
285,780
Nouryon USA, LLC, Term Loan
659,860
2.832%,  (LIBOR 1M +
2.750%), 10/1/2025
b
655,076
Pixelle Specialty Solutions, LLC,
Term Loan
539,408
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
538,173
Venator Finance SARL, Term Loan
382,016
3.084%,  (LIBOR 1M +
3.000%), 8/8/2024
b
376,446
Total 3,080,913
Capital Goods (1.5%)
Flex Acquisition Company, Inc.,
Term Loan
606,586
3.145%,  (LIBOR 3M +
3.000%), 6/29/2025
b
602,728
39,900
4.000%,  (LIBOR 3M +
3.500%), 3/2/2028
b
39,806
Gemini HDPE, LLC, Term Loan
469,003
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
469,002
Grinding Media, Inc., Term Loan
535,000
0.000%,  (LIBOR 1M +
4.000%), 9/22/2028
b,c,d,e
535,669
Mauser Packaging Solutions
Holding Company, Term Loan
430,060
3.334%,  (LIBOR 1M +
3.250%), 4/3/2024
b
420,853
MI Windows and Doors, Inc., Term
Loan
292,788
4.500%,  (LIBOR 1M +
3.750%), 12/18/2027
b
293,153
Natgasoline, LLC, Term Loan
364,687
3.625%,  (LIBOR 1M +
3.500%), 11/14/2025
b,e
363,776
Pactiv Evergreen Group Holdings,
Inc., Term Loan
208,425
3.334%,  (LIBOR 1M +
3.250%), 2/5/2026
b
206,862
Quikrete Holdings Inc., Term Loan
160,000
0.000%,  (LIBOR 1M +
3.000%), 6/11/2028
b,c,d
159,421
Principal
Amount Bank Loans (16.5%)
a
Value
Capital Goods (1.5%) - continued
TricorBraun Holdings, Inc.,
Delayed Draw
$ 110,082
3.750%,  (LIBOR 1M +
3.250%), 3/3/2028
b,c,d
$ 109,408
TricorBraun Holdings, Inc., Term
Loan
488,599
3.750%,  (LIBOR 1M +
3.250%), 3/3/2028
b
485,609
Total 3,686,287
Communications Services (3.6%)
Altice France SA, Term Loan
253,737
2.879%,  (LIBOR 3M +
2.750%), 7/31/2025
b
249,404
Cablevision Lightpath, LLC, Term
Loan
476,400
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
476,757
CCI Buyer, Inc., Term Loan
124,375
4.500%,  (LIBOR 3M +
4.000%), 12/17/2027
b
124,712
CommScope, Inc., Term Loan
774,200
3.334%,  (LIBOR 1M +
3.250%), 4/4/2026
b
769,524
DIRECTV Financing, LLC, Term
Loan
600,000
5.750%,  (LIBOR 3M +
5.000%), 8/2/2027
b
600,186
E.W. Scripps Company, Term Loan
208,200
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
208,489
Entercom Media Corporation, Term
Loan
414,327
2.585%,  (LIBOR 1M +
2.500%), 11/17/2024
b
407,855
iHeartCommunications, Inc., Term
Loan
320,155
3.084%,  (LIBOR 1M +
3.000%), 5/1/2026
b
317,687
Indy US Bidco, LLC, Term Loan
298,500
4.084%,  (LIBOR 1M +
4.000%), 3/5/2028
b
299,034
Meredith Corporation, Term Loan
410,840
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
419,056
Metronet Systems Holdings, LLC,
Term Loan
260,458
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b
260,654
NEP Group, Inc., Term Loan
607,874
3.334%,  (LIBOR 1M +
3.250%), 10/20/2025
b
584,064
Nexstar Media, Inc., Term Loan
691,544
2.586%,  (LIBOR 1M +
2.500%), 9/19/2026
b
690,506
ORBCOMM, Inc., Term Loan
135,000
5.000%,  (LIBOR 3M +
4.250%), 9/1/2028
b
134,775
Radiate Holdco, LLC, Term Loan
1,131,450
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
1,129,821

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (16.5%)
a
Value
Communications Services (3.6%) - continued
Terrier Media Buyer, Inc., Term
Loan
$ 630,238
3.584%,  (LIBOR 1M +
3.500%), 12/17/2026
b
$ 628,662
WideOpenWest Finance, LLC,
Term Loan
295,516
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
295,392
Xplornet Communications, Inc.,
Term Loan
489,060
4.837%,  (LIBOR 1M +
4.750%), 6/10/2027
b
488,449
285,000
0.000%,  (LIBOR 1M +
4.000%), 9/30/2028
b,c,d,e
284,287
245,000
0.000%,  (LIBOR 1M +
7.000%), 9/30/2029
b,c,d
242,550
Total 8,611,864
Consumer Cyclical (2.3%)
AI Aqua Merger Sub, Inc., Delayed
Draw
11,875
0.000%,  (LIBOR 1M +
4.000%), 7/30/2028
b,c,d
11,908
AI Aqua Merger Sub, Inc., Term
Loan
95,000
4.500%,  (LIBOR 1M +
4.000%), 7/30/2028
b
95,261
CP Atlas Buyer, Inc., Term Loan
393,025
4.250%,  (LIBOR 3M +
3.750%), 11/23/2027
b
391,551
Golden Entertainment, Inc., Term
Loan
835,072
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
831,941
Golden Nugget, LLC, Term Loan
467,545
3.250%,  (LIBOR 3M +
2.500%), 10/4/2023
b
465,081
LCPR Loan Financing, LLC, Term
Loan
330,000
3.834%,  (LIBOR 1M +
3.750%), 10/15/2028
b
330,000
Michaels Companies, Inc., Term
Loan
543,638
5.000%,  (LIBOR 3M +
4.250%), 4/15/2028
b
543,882
Raptor Acquisition Corporation,
Term Loan
90,000
4.750%,  (LIBOR 3M +
4.000%), 11/1/2026
b
90,248
Scientific Games International,
Inc., Term Loan
1,540,305
2.834%,  (LIBOR 1M +
2.750%), 8/14/2024
b
1,532,804
Staples, Inc., Term Loan
167,706
4.626%,  (LIBOR 3M +
4.500%), 9/12/2024
b
162,857
300,511
5.126%,  (LIBOR 3M +
5.000%), 4/12/2026
b
286,033
Tenneco, Inc., Term Loan
573,936
3.084%,  (LIBOR 1M +
3.000%), 10/1/2025
b
568,317
Principal
Amount Bank Loans (16.5%)
a
Value
Consumer Cyclical (2.3%) - continued
Truck Hero, Inc., Term Loan
$ 109,450
4.000%,  (LIBOR 1M +
3.250%), 2/24/2028
b
$ 109,153
Total 5,419,036
Consumer Non-Cyclical (3.4%)
Adient US, LLC, Term Loan
144,637
3.584%,  (LIBOR 1M +
3.500%), 4/8/2028
b
144,577
Bausch Health Americas, Inc.,
Term Loan
768,493
3.084%,  (LIBOR 1M +
3.000%), 6/1/2025
b
767,340
Blue Ribbon, LLC, Term Loan
148,125
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b
145,162
Chobani, LLC, Term Loan
247,500
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
247,854
City Brewing Company, LLC, Term
Loan
220,000
4.250%,  (LIBOR 3M +
3.500%), 4/5/2028
b
217,708
CNT Holdings I Corporation, Term
Loan
318,400
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
318,601
90,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b
91,350
Endo Luxembourg Finance
Company I Sarl, Term Loan
243,775
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
b
237,951
Gainwell Acquisition Corporation,
Term Loan
527,343
4.750%,  (LIBOR 3M +
4.000%), 10/1/2027
b
528,113
Global Medical Response, Inc.,
Term Loan
163,625
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
164,116
1,245,000
0.000%,  (LIBOR 1M +
4.250%), 10/2/2025
b,c,d
1,248,735
1,439,125
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
1,443,442
Herens US Holdco Corporation,
Term Loan
239,400
4.123%,  (LIBOR 2M +
4.000%), 7/2/2028
b
240,042
Mamba Purchaser, Inc., Term Loan
50,000
0.000%,  (LIBOR 1M +
6.500%), 9/29/2029
b,c,d
50,000
Ortho-Clinical Diagnostics SA,
Term Loan
671,906
3.083%,  (LIBOR 1M +
3.000%), 6/30/2025
b
671,066
PetSmart, LLC, Term Loan
760,000
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
761,087
Precision Medicine Group, LLC,
Delayed Draw
61,731
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,c,d
61,705

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (16.5%)
a
Value
Consumer Non-Cyclical (3.4%) - continued
Precision Medicine Group, LLC,
Term Loan
$ 469,720
3.750%,  (LIBOR 3M +
3.000%), 11/20/2027
b
$ 469,522
Sotera Health Holdings, LLC, Term
Loan
309,000
3.250%,  (LIBOR 1M +
2.750%), 12/13/2026
b
307,971
Total 8,116,342
Energy (0.2%)
GIP II Blue Holding LP, Term Loan
395,000
0.000%,  (LIBOR 3M +
4.500%), 9/22/2028
b,c,d
394,261
Lealand Finance Company BV,
Term Loan
133,882
0.000%,PIK 3.000%, (LIBOR
1M + 4.000%), 6/30/2025
b,f
59,711
Total 453,972
Financials (0.9%)
Asurion, LLC, Term Loan
208,425
3.334%,  (LIBOR 1M +
3.250%), 12/23/2026
b
205,223
677,101
3.334%,  (LIBOR 1M +
3.250%), 7/31/2027
b
666,775
415,000
5.334%,  (LIBOR 1M +
5.250%), 2/3/2028
b
413,531
Digicel International Finance, Ltd.,
Term Loan
397,928
3.430%,  (LIBOR 3M +
3.250%), 5/27/2024
b
383,754
NCR Corporation, Term Loan
518,075
2.630%,  (LIBOR 3M +
2.500%), 8/28/2026
b
512,247
Total 2,181,530
Technology (2.2%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
464,456
3.629%,  (LIBOR 3M +
3.500%), 8/21/2026
b
454,429
Crown Subsea Communications
Holding, Inc., Term Loan
420,719
5.750%,  (LIBOR 1M +
5.000%), 4/27/2027
b
423,172
Gogo Intermediate Holdings, LLC,
Term Loan
453,862
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
454,239
Lummus Technology Holdings V,
LLC, Term Loan
312,596
3.584%,  (LIBOR 1M +
3.500%), 6/30/2027
b
311,946
Prime Security Services Borrower,
LLC, Term Loan
1,427,825
3.500%,  (LIBOR 1M +
2.750%), 9/23/2026
b
1,425,712
Rackspace Technology Global,
Inc., Term Loan
920,375
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
913,371
Principal
Amount Bank Loans (16.5%)
a
Value
Technology (2.2%) - continued
Redstone Holdco 2 LP, Term Loan
$ 271,932
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b
$ 267,173
155,053
8.500%,  (LIBOR 3M +
7.750%), 8/6/2029
b
150,789
Zayo Group Holdings, Inc., Term
Loan
877,428
3.084%,  (LIBOR 1M +
3.000%), 3/9/2027
b
869,241
Total 5,270,072
Transportation (0.9%)
AAdvantage Loyalty IP, Ltd., Term
Loan
870,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b
899,119
Hertz Corporation, Term Loan
74,812
4.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b
74,824
14,135
4.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b
14,137
Mileage Plus Holdings, LLC, Term
Loan
335,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
355,730
SkyMiles IP, Ltd., Term Loan
420,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
446,435
United Airlines, Inc., Term Loan
283,575
4.500%,  (LIBOR 3M +
3.750%), 4/21/2028
b
285,316
Total 2,075,561
Utilities (0.2%)
EnergySolutions, LLC, Term Loan
271,232
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b,e
270,554
Osmose Utilities Services, Inc.,
Term Loan
60,000
3.750%,  (LIBOR 1M +
3.250%), 6/17/2028
b
59,738
PG&E Corporation, Term Loan
260,195
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
255,561
Total 585,853
Total Bank Loans
(cost $39,331,491) 39,481,430
Principal
Amount Long-Term Fixed Income ( 61.0% ) Value
Asset-Backed Securities (5.5%)
510 Asset Backed Trust
200,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
g,h
199,893
275,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
g,h
274,626
522 Funding CLO, Ltd.
375,000
2.534%,  (LIBOR 3M +
2.400%), 4/20/2030, Ser.
2019-4A, Class CR
b,g
375,010
450,000
1.174%,  (LIBOR 3M +
1.040%), 10/20/2031, Ser.
2018-3A, Class AR
b,g
450,145

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (61.0%) Value
Asset-Backed Securities (5.5%) - continued
$ 350,000
3.988%,  (LIBOR 3M +
3.850%), 10/23/2033, Ser.
2020-6A, Class D
b,g
$ 350,190
Anchorage Capital CLO 21, Ltd.
400,000
2.537%,  (LIBOR 3M +
2.400%), 10/20/2034, Ser.
2021-21A, Class C
b,g
400,000
Arch Street CLO, Ltd.
275,000
3.584%,  (LIBOR 3M +
3.450%), 10/20/2028, Ser.
2016-2A, Class DR2
b,g
274,100
Ares LVII CLO, Ltd.
300,000
4.475%,  (LIBOR 3M +
4.350%), 10/25/2031, Ser.
2020-57A, Class D
b,g
300,235
Babson CLO, Ltd.
500,000
3.034%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,g
490,773
Bardot CLO, Ltd.
475,000
2.015%,  (LIBOR 3M +
1.900%), 10/22/2032, Ser.
2019-2A, Class CR
b,d,g
475,000
Benefit Street Partners CLO II, Ltd.
300,000
2.026%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,g
297,205
Benefit Street Partners CLO, Ltd.
400,000
2.259%,  (LIBOR 3M +
2.150%), 7/15/2032, Ser.
2019-17A, Class CR
b,g
400,247
Cent CLO, LP
425,000
2.425%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,g
425,082
College Ave Student Loans, LLC
118,449
1.736%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
b,g
119,709
Colony American Finance, Ltd.
300,000
2.239%,  3/26/2029, Ser.
2021-RTL1, Class A1
g,h
300,504
Conn's Receivables Funding
22,958
1.710%,  6/16/2025, Ser.
2020-A, Class A
g
22,973
Dryden 36 Senior Loan Fund
275,000
2.176%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,g
275,028
Education Funding Trust
393,815
2.790%,  7/25/2041, Ser.
2020-A, Class A
g
403,038
Foundation Finance Trust
44,713
3.300%,  7/15/2033, Ser.
2017-1A, Class A
g
45,235
Freedom ABS Trust
40,171
2.520%,  3/18/2027, Ser.
2020-FP1, Class A
g
40,268
Galaxy XIX CLO, Ltd.
125,000
1.975%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,g
125,010
Principal
Amount Long-Term Fixed Income (61.0%) Value
Asset-Backed Securities (5.5%) - continued
Goldentree Loan Management US
CLO 8, Ltd.
$ 450,000
2.090%,  (LIBOR 3M +
2.000%), 10/20/2034, Ser.
2020-8A, Class CR
b,g
$ 450,083
Harley Marine Financing, LLC
245,980
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
g
240,420
Longfellow Place CLO, Ltd.
400,000
2.426%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,g
400,011
Mountain View CLO, Ltd.
425,000
2.476%,  (LIBOR 3M +
2.350%), 10/16/2029, Ser.
2017-1A, Class CR
b,g
424,293
Neuberger Berman CLO, Ltd.
425,000
3.126%,  (LIBOR 3M +
3.000%), 10/15/2029, Ser.
2013-15A, Class DR2
b,g
425,001
OCP CLO, Ltd.
450,000
2.116%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,g
450,000
Octagon Investment Partners 50,
Ltd.
400,000
4.426%,  (LIBOR 3M +
4.300%), 10/15/2033, Ser.
2020-4A, Class D
b,g
400,161
OHA Credit Funding 1, Ltd.
360,000
1.584%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2018-1A, Class A2
b,g
360,035
OZLM IX, Ltd.
550,000
1.684%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,g
550,108
Palmer Square Loan Funding, Ltd.
250,000
2.384%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,g
250,079
Preston Ridge Partners Mortgage
Trust, LLC
350,000
3.474%,  7/25/2026, Ser.
2021-6, Class A2
g,h
349,498
Saxon Asset Securities Trust
120,405
3.474%,  8/25/2035, Ser.
2004-2, Class MF2
b
119,149
Shackleton CLO, Ltd.
250,000
2.315%,  (LIBOR 3M +
2.200%), 10/20/2034, Ser.
2021-16A, Class C
b,d,g
250,026
Sound Point CLO XXI, Ltd.
700,000
1.575%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,g
700,074
Sound Point CLO, Ltd.
450,000
2.363%,  (LIBOR 3M +
2.250%), 1/20/2032, Ser.
2019-1A, Class CR
b,g
450,234
TCI-Flatiron CLO, Ltd.
710,000
2.334%,  (LIBOR 3M +
2.200%), 1/17/2032, Ser.
2016-1A, Class CR2
b,g
711,206

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (61.0%) Value
Asset-Backed Securities (5.5%) - continued
THL Credit Wind River CLO, Ltd.
$ 325,000
2.976%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,g
$ 324,997
VCAT Asset Securitization, LLC
100,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
g,h
100,025
Wind River CLO, Ltd.
200,000
2.134%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,g
200,073
Total 13,199,744
Basic Materials (1.8%)
Alcoa Nederland Holding BV
200,000 5.500%,  12/15/2027
g
214,520
Anglo American Capital plc
42,000 2.250%,  3/17/2028
g
41,747
BWAY Holding Company
95,000 5.500%,  4/15/2024
g
95,831
Chemours Company
115,000 5.750%,  11/15/2028
g
120,428
Cleveland-Cliffs, Inc.
95,000 5.875%,  6/1/2027 98,325
110,000 4.625%,  3/1/2029
g
112,337
60,000 4.875%,  3/1/2031
g
61,950
Consolidated Energy Finance SA
135,000 6.875%,  6/15/2025
g
139,725
200,000 5.625%,  10/15/2028
d,g
200,000
DuPont de Nemours, Inc.
42,000 4.725%,  11/15/2028 49,389
First Quantum Minerals, Ltd.
130,000 7.500%,  4/1/2025
g
133,358
90,000 6.875%,  10/15/2027
g
95,175
Freeport-McMoRan, Inc.
140,000 4.125%,  3/1/2028 145,075
215,000 4.250%,  3/1/2030 227,631
Glencore Funding, LLC
63,000 4.000%,  3/27/2027
g
69,283
Hecla Mining Company
45,000 7.250%,  2/15/2028 48,472
Hudbay Minerals, Inc.
135,000 4.500%,  4/1/2026
g
133,650
Ingevity Corporation
200,000 3.875%,  11/1/2028
g
199,500
Kraton Polymers, LLC
165,000 4.250%,  12/15/2025
g
172,425
LYB International Finance III, LLC
59,000 1.250%,  10/1/2025 58,950
Mercer International, Inc.
135,000 5.125%,  2/1/2029 137,869
Mosaic Company
19,000 3.250%,  11/15/2022 19,543
63,000 4.050%,  11/15/2027 70,794
Novelis Corporation
75,000 3.250%,  11/15/2026
g
76,064
40,000 4.750%,  1/30/2030
g
42,108
50,000 3.875%,  8/15/2031
g
49,453
Nutrien, Ltd.
42,000 4.000%,  12/15/2026 46,875
OCI NV
98,000 4.625%,  10/15/2025
g
102,900
Principal
Amount Long-Term Fixed Income (61.0%) Value
Basic Materials (1.8%) - continued
Olin Corporation
$ 195,000 5.125%,  9/15/2027 $ 202,556
SCIH Salt Holdings, Inc.
110,000 4.875%,  5/1/2028
g
110,550
Southern Copper Corporation
83,000 3.875%,  4/23/2025 89,806
SPCM SA
134,000 3.375%,  3/15/2030
g
133,896
SunCoke Energy, Inc.
80,000 4.875%,  6/30/2029
g
79,700
Syngenta Finance NV
83,000 5.182%,  4/24/2028
g
93,260
Unifrax Escrow Issuer Corporation
119,000 5.250%,  9/30/2028
g
120,488
United States Steel Corporation
224,000 6.875%,  3/1/2029 238,832
Venator Finance SARL
120,000 5.750%,  7/15/2025
g
113,400
Westlake Chemical Corporation
42,000 3.600%,  8/15/2026 46,114
Xstrata Finance Canada, Ltd.
57,000 4.950%,  11/15/2021
g
57,187
Total 4,249,166
Capital Goods (2.6%)
AECOM
200,000 5.125%,  3/15/2027 221,500
Amsted Industries, Inc.
120,000 5.625%,  7/1/2027
g
125,222
Ardagh Packaging Finance plc
200,000 5.250%,  8/15/2027
g
203,601
Boeing Company
94,000 4.875%,  5/1/2025 104,614
61,000 2.196%,  2/4/2026 61,450
63,000 3.250%,  3/1/2028 65,937
84,000 5.150%,  5/1/2030 98,590
Bombardier, Inc.
35,000 7.125%,  6/15/2026
g
36,750
135,000 7.875%,  4/15/2027
g
139,958
110,000 6.000%,  2/15/2028
g
111,237
Brand Industrial Services, Inc.
55,000 8.500%,  7/15/2025
g
55,206
Builders FirstSource, Inc.
80,000 5.000%,  3/1/2030
g
85,250
BWAY Holding Company
145,000 7.250%,  4/15/2025
g
144,116
Carrier Global Corporation
63,000 2.722%,  2/15/2030 65,177
Caterpillar Financial Services
Corporation
41,000 1.450%,  5/15/2025 41,783
CNH Industrial Capital, LLC
25,000 1.950%,  7/2/2023 25,554
Coinbase Global, Inc.
34,000 3.375%,  10/1/2028
g
32,668
Cornerstone Building Brands, Inc.
185,000 6.125%,  1/15/2029
g
196,650
Covanta Holding Corporation
120,000 6.000%,  1/1/2027 124,396
50,000 5.000%,  9/1/2030 50,500
CP Atlas Buyer, Inc.
125,000 7.000%,  12/1/2028
g
125,312

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (61.0%) Value
Capital Goods (2.6%) - continued
Crown Cork & Seal Company, Inc.
$ 170,000 7.375%,  12/15/2026 $ 209,950
General Electric Company
133,000
3.446%,  (LIBOR 3M +
3.330%), 12/15/2021
b,i
130,174
42,000 3.625%,  5/1/2030 46,670
GFL Environmental, Inc.
103,000 4.000%,  8/1/2028
g
102,227
105,000 3.500%,  9/1/2028
g
105,656
H&E Equipment Services, Inc.
230,000 3.875%,  12/15/2028
g
229,103
Howmet Aerospace, Inc.
6,000 6.875%,  5/1/2025 7,020
126,000 3.000%,  1/15/2029 127,084
Huntington Ingalls Industries, Inc.
63,000 4.200%,  5/1/2030 71,109
JELD-WEN, Inc.
90,000 4.625%,  12/15/2025
g
91,380
70,000 4.875%,  12/15/2027
g
72,943
John Deere Capital Corporation
63,000 1.500%,  3/6/2028 62,587
KBR, Inc., Convertible
71,000 2.500%,  11/1/2023 113,778
Meritage Homes Corporation
63,000 3.875%,  4/15/2029
g
66,150
Meritor, Inc.
75,000 4.500%,  12/15/2028
g
75,188
Nesco Holdings II, Inc.
75,000 5.500%,  4/15/2029
g
77,790
New Enterprise Stone and Lime
Company, Inc.
176,000 5.250%,  7/15/2028
d,g
177,980
Otis Worldwide Corporation
61,000 2.056%,  4/5/2025 63,031
Owens-Brockway Glass Container,
Inc.
125,000 5.875%,  8/15/2023
g
132,188
Pactiv Evergreen Group
100,000 4.375%,  10/15/2028
g
100,375
Parker-Hannifin Corporation
42,000 2.700%,  6/14/2024 44,080
Patrick Industries, Inc., Convertible
53,000 1.000%,  2/1/2023 59,956
PGT Innovations, Inc.
136,000 4.375%,  10/1/2029
g
137,020
Raytheon Technologies
Corporation
42,000 4.125%,  11/16/2028 47,804
Republic Services, Inc.
42,000 3.950%,  5/15/2028 47,382
Roper Technologies, Inc.
39,000 2.350%,  9/15/2024 40,834
Siemens
Financieringsmaatschappij NV
63,000 1.700%,  3/11/2028
g
62,774
SRM Escrow Issuer, LLC
185,000 6.000%,  11/1/2028
g
195,869
Standard Industries, Inc.
175,000 4.375%,  7/15/2030
g
178,500
Sunpower Corporation,
Convertible
18,000 4.000%,  1/15/2023 22,026
Principal
Amount Long-Term Fixed Income (61.0%) Value
Capital Goods (2.6%) - continued
Textron, Inc.
$ 63,000 3.650%,  3/15/2027 $ 69,075
Titan Acquisition, Ltd.
45,000 7.750%,  4/15/2026
g
45,978
TransDigm, Inc.
145,000 6.250%,  3/15/2026
g
151,163
325,000 5.500%,  11/15/2027 333,938
20,000 4.625%,  1/15/2029 19,965
United Rentals North America, Inc.
150,000 4.875%,  1/15/2028 158,586
100,000 4.000%,  7/15/2030 103,750
United Technologies Corporation
63,000 3.950%,  8/16/2025 69,383
Victors Merger Corporation
81,000 6.375%,  5/15/2029
g
77,558
W.W. Grainger, Inc.
41,000 1.850%,  2/15/2025 42,258
Waste Pro USA, Inc.
55,000 5.500%,  2/15/2026
g
55,550
WESCO Distribution, Inc.
190,000 7.250%,  6/15/2028
g
210,425
Total 6,351,728
Collateralized Mortgage Obligations (6.7%)
Banc of America Alternative Loan
Trust
143,063
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 143,160
Banc of America Funding Trust
131,239
5.500%,  1/25/2036, Ser.
2005-8, Class 1A1 128,657
Banc of America Mortgage
Securities Trust
133,935
2.444%,  9/25/2035, Ser.
2005-H, Class 3A1
b
135,740
Bear Stearns Adjustable Rate
Mortgage Trust
99,529
1.675%,  1/25/2034, Ser.
2003-8, Class 5A
b
94,471
35,030
2.380%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
35,974
Bellemeade Re, Ltd.
317,360
1.686%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,g
317,561
Business Jet Securities, LLC
135,115
2.981%,  11/15/2035, Ser.
2020-1A, Class A
g
136,867
ChaseFlex Trust
183,226
6.500%,  2/25/2035, Ser.
2005-1, Class 1A5 171,480
CHL Mortgage Pass-Through Trust
166,993
2.759%,  11/20/2035, Ser.
2005-HYB7, Class 6A1
b
154,703
103,552
2.664%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
108,833
83,011
6.000%,  4/25/2037, Ser.
2007-3, Class A18 59,587
CIM Trust
122,153
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,g
128,278

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (61.0%) Value
Collateralized Mortgage Obligations (6.7%) -
continued
Citigroup Mortgage Loan Trust,
Inc.
$ 392,158
2.901%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
$ 394,469
Countrywide Alternative Loan Trust
104,882
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 103,682
154,603
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 140,571
59,754
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 54,735
22,134
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 21,220
Countrywide Home Loan
Mortgage Pass Through Trust
91,347
2.580%,  11/25/2035, Ser.
2005-22, Class 2A1
b
87,515
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
142,431
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 145,330
Eagle Re, Ltd.
451,174
1.886%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,g
451,963
Federal Home Loan Mortgage
Corporation
503,955
3.500%,  8/15/2035, Ser.
345, Class C8
j
58,361
Federal Home Loan Mortgage
Corporation - REMIC
3,871,681
1.500%,  12/25/2050, Ser.
5107, Class IO
j
330,985
431,327
3.000%,  5/15/2027, Ser.
4046, Class GI
j
21,351
366,220
3.000%,  7/15/2027, Ser.
4084, Class NI
j
20,434
467,030
3.500%,  10/15/2032, Ser.
4119, Class KI
j
54,270
594,352
3.000%,  4/15/2033, Ser.
4203, Class DI
j
42,386
Federal National Mortgage
Association - REMIC
313,765
3.000%,  7/25/2027, Ser.
2012-73, Class DI
j
15,756
497,015
3.000%,  7/25/2027, Ser.
2012-74, Class AI
j
22,345
717,518
3.000%,  8/25/2027, Ser.
2012-95, Class HI
j
30,888
1,109,183
3.000%,  11/25/2027, Ser.
2012-121, Class BI
j
66,943
651,541
3.000%,  12/25/2027, Ser.
2012-139, Class DI
j
31,498
288,791
2.500%,  1/25/2028, Ser.
2012-152, Class AI
j
14,085
852,500
3.000%,  1/25/2028, Ser.
2012-147, Class EI
j
41,725
1,244,985
3.000%,  3/25/2028, Ser.
2013-18, Class IL
j
60,036
533,842
2.500%,  6/25/2028, Ser.
2013-87, Class IW
j
27,947
625,461
3.000%,  11/25/2031, Ser.
2013-69, Class IO
j
30,095
Principal
Amount Long-Term Fixed Income (61.0%) Value
Collateralized Mortgage Obligations (6.7%) -
continued
$ 402,814
3.000%,  2/25/2033, Ser.
2013-1, Class YI
j
$ 39,911
4,626,474
1.500%,  2/25/2036, Ser.
2021-1, Class IY
j
296,766
2,456,472
1.500%,  2/25/2036, Ser.
2021-3, Class UI
j
131,115
First Horizon Alternative Mortgage
Securities Trust
48,740
2.556%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
47,837
Flagstar Mortgage Trust
300,000
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,g
308,625
FWD Securitization Trust
217,710
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,g
221,536
Genworth Mortgage Insurance
Corporation
200,000
2.136%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
b,g
201,500
350,000
1.950%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,g
350,864
GMAC Mortgage Corporation
Loan Trust
54,303
3.132%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
53,398
13,619
0.586%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,k
21,232
6,162
3.141%,  9/19/2035, Ser.
2005-AR5, Class 5A1
b
5,778
GSAA Home Equity Trust
76,740
4.536%,  8/25/2034, Ser.
2004-10, Class M2
h
80,309
Home Equity Asset Trust
301,220
1.406%,  (LIBOR 1M +
1.320%), 8/25/2033, Ser.
2003-2, Class M1
b
303,939
Homeward Opportunities Fund I
Trust
400,000
5.684%,  11/25/2058, Ser.
2018-2, Class B2
b,g
405,035
IndyMac IMJA Mortgage Loan
Trust
88,746
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 56,020
IndyMac INDA Mortgage Loan
Trust
631,480
2.886%,  8/25/2036, Ser.
2006-AR1, Class A1
b
595,888
IndyMac INDX Mortgage Loan
Trust
568,086
0.506%,  (LIBOR 1M +
0.420%), 4/25/2046, Ser.
2006-AR2, Class 1A1B
b
545,810
J.P. Morgan Alternative Loan Trust
69,603
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 54,666
J.P. Morgan Mortgage Trust
49,241
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 53,864

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (61.0%) Value
Collateralized Mortgage Obligations (6.7%) -
continued
$ 52,162
2.659%,  7/25/2035, Ser.
2007-A1, Class 2A1
b
$ 52,838
Legacy Mortgage Asset Trust
385,579
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
g,h
387,962
Long Beach Mortgage Loan Trust
303,964
1.586%,  (LIBOR 1M +
1.500%), 9/25/2034, Ser.
2004-5, Class M3
b
314,127
Master Asset Securitization Trust
337,175
0.586%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
64,956
MASTR Alternative Loans Trust
60,191
5.000%,  3/25/2055, Ser.
2004-10, Class 3A1 61,190
Merrill Lynch Alternative Note
Asset Trust
84,164
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 51,005
Merrill Lynch Mortgage Investors
Trust
184,801
2.989%,  6/25/2035, Ser.
2005-A5, Class M1
b
118,273
New York Mortgage Trust
124,513
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,g
125,571
Oaktown Re III, Ltd.
35,286
1.486%,  (LIBOR 1M +
1.400%), 7/25/2029, Ser.
2019-1A, Class M1A
b,g
35,295
Palmer Square Loan Funding, Ltd.
300,000
1.921%,  (LIBOR 3M +
1.750%), 7/20/2029, Ser.
2021-3A, Class B
b,g
300,216
Preston Ridge Partners Mortgage
Trust, LLC
447,117
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,g
448,241
316,708
4.750%,  10/25/2024, Ser.
2019-GS1, Class A2
b,g
317,904
203,097
3.671%,  8/25/2025, Ser.
2020-2, Class A1
g,h
204,399
Pretium Mortgage Credit Partners,
LLC
225,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
g,h
224,728
250,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
g,h
249,502
Renaissance Home Equity Loan
Trust
221,429
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
h
129,547
Residential Accredit Loans, Inc.
Trust
181,699
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 178,686
72,022
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 70,198
132,806
5.750%,  4/25/2037, Ser.
2007-QS6, Class A28 127,561
80,105
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 78,706
Principal
Amount Long-Term Fixed Income (61.0%) Value
Collateralized Mortgage Obligations (6.7%) -
continued
Residential Asset Securitization
Trust
$ 359,633
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 $ 375,651
Silver Hill Trust
246,962
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,g
251,647
Stanwich Mortgage Loan Trust
20,089
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
g,h
20,118
Starwood Mortgage Residential
Trust
400,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,g
410,600
Structured Asset Mortgage
Investments, Inc.
112,092
0.706%,  (LIBOR 1M +
0.620%), 12/25/2035, Ser.
2005-AR4, Class A1
b
109,112
Toorak Mortgage Corporation, Ltd.
450,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
g,h
452,069
Vericrest Opportunity Loan
Transferee
350,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
g,h
350,213
400,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
g,h
400,114
450,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
g,h
449,728
200,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
g,h
199,833
250,000
4.949%,  4/25/2051, Ser.
2021-NPL7, Class A2
g,h
249,974
325,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
g,h
324,780
Wachovia Asset Securitization, Inc.
114,768
0.226%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
b,g,k
109,973
WaMu Mortgage Pass Through
Certificates
96,819
3.050%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
97,920
Washington Mutual Mortgage
Pass-Through Certificates
116,929
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 116,778
Wells Fargo Home Equity Trust
89,874
0.836%,  (LIBOR 1M +
0.750%), 4/25/2034, Ser.
2004-1, Class M1
b
88,632
ZH Trust Revolving Single Family
Home Notes
385,000
3.262%,  2/18/2027, Ser.
2021-1, Class B
g
385,123
425,000
3.506%,  10/17/2027, Ser.
2021-2, Class B
d,g
424,999
Total 16,016,163

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (61.0%) Value
Commercial Mortgage-Backed Securities (0.1%)
BFLD Trust
$ 325,000
1.784%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,g
$ 327,017
Total 327,017
Communications Services (4.0%)
Altice France SA
45,000 8.125%,  2/1/2027
g
48,420
110,000 5.125%,  7/15/2029
g
107,852
200,000 5.500%,  10/15/2029
d,g
197,976
AMC Networks, Inc.
155,000 4.250%,  2/15/2029 154,225
American Tower Corporation
49,000 3.375%,  5/15/2024 52,203
84,000 4.400%,  2/15/2026 93,836
41,000 1.450%,  9/15/2026 40,809
63,000 3.800%,  8/15/2029 69,861
AT&T, Inc.
86,000 4.450%,  4/1/2024 93,181
84,000 1.700%,  3/25/2026 85,040
63,000 4.300%,  2/15/2030 72,297
Cable One, Inc., Convertible
74,000 1.125%,  3/15/2028
g
75,083
CCO Holdings, LLC
77,000 5.500%,  5/1/2026
g
79,409
190,000 5.125%,  5/1/2027
g
197,849
155,000 4.750%,  3/1/2030
g
162,049
160,000 4.250%,  1/15/2034
g
158,500
Cengage Learning, Inc.
195,000 9.500%,  6/15/2024
g
199,551
Charter Communications
Operating, LLC
60,000 4.500%,  2/1/2024 64,914
59,000 4.908%,  7/23/2025 66,353
63,000 5.050%,  3/30/2029 73,766
Clear Channel Worldwide
Holdings, Inc.
160,000 7.750%,  4/15/2028
g
168,400
Comcast Corporation
39,000 3.700%,  4/15/2024 41,945
39,000 3.950%,  10/15/2025 43,263
50,000 2.350%,  1/15/2027 52,443
105,000 3.400%,  4/1/2030 115,640
Consolidated Communications,
Inc.
60,000 5.000%,  10/1/2028
g
61,950
Crown Castle International
Corporation
42,000 3.800%,  2/15/2028 46,186
CSC Holdings, LLC
95,000 5.375%,  2/1/2028
g
99,275
310,000 4.125%,  12/1/2030
g
304,187
Cumulus Media New Holdings,
Inc.
130,000 6.750%,  7/1/2026
g,l
134,550
Deutsche Telekom International
Finance BV
34,000 2.485%,  9/19/2023
g
35,182
DIRECTV Holdings, LLC
40,000 5.875%,  8/15/2027
g
41,750
Discovery Communications, LLC
40,000 2.950%,  3/20/2023 41,381
Principal
Amount Long-Term Fixed Income (61.0%) Value
Communications Services (4.0%) - continued
DISH DBS Corporation
$ 95,000 7.375%,  7/1/2028 $ 100,745
Entercom Media Corporation
125,000 6.500%,  5/1/2027
g
127,855
Fox Corporation
73,000 4.030%,  1/25/2024 78,324
42,000 4.709%,  1/25/2029 48,927
Front Range BidCo, Inc.
170,000 4.000%,  3/1/2027
g
169,189
100,000 6.125%,  3/1/2028
g
101,378
Frontier Communications
Corporation
110,000 5.875%,  10/15/2027
g
116,875
GCI, LLC
125,000 4.750%,  10/15/2028
g
131,225
Gray Television, Inc.
115,000 4.750%,  10/15/2030
g
112,987
Hughes Satellite Systems
Corporation
60,000 6.625%,  8/1/2026 68,222
iHeartCommunications, Inc.
140,000 4.750%,  1/15/2028
g
144,270
LCPR Senior Secured Financing
DAC
115,000 6.750%,  10/15/2027
g
121,900
Level 3 Financing, Inc.
115,000 4.625%,  9/15/2027
g
118,312
230,000 4.250%,  7/1/2028
g
231,778
Ligado Networks, LLC
59,452
0.000%,PIK 15.500%,
11/1/2023
f,g
57,668
NBN Company, Ltd.
74,000 2.625%,  5/5/2031
g
75,076
Netflix, Inc.
41,000 5.875%,  2/15/2025 46,729
325,000 4.875%,  4/15/2028 374,562
42,000 5.875%,  11/15/2028 51,467
Nexstar Escrow Corporation
195,000 5.625%,  7/15/2027
g
206,305
NTT Finance Corporation
51,000 1.162%,  4/3/2026
g
50,708
Omnicom Group, Inc.
63,000 4.200%,  6/1/2030 72,031
Radiate Holdco, LLC
65,000 6.500%,  9/15/2028
g
66,278
Scripps Escrow II, Inc.
55,000 5.375%,  1/15/2031
g
54,073
Scripps Escrow, Inc.
100,000 5.875%,  7/15/2027
g
102,625
SFR Group SA
200,000 7.375%,  5/1/2026
g
207,520
Sinclair Television Group, Inc.
200,000 5.500%,  3/1/2030
g,l
198,380
Sirius XM Radio, Inc.
145,000 5.000%,  8/1/2027
g
151,525
80,000 4.000%,  7/15/2028
g
81,350
30,000 4.125%,  7/1/2030
g
30,139
Sprint Capital Corporation
313,000 6.875%,  11/15/2028 400,640
115,000 8.750%,  3/15/2032 171,794
Sprint Corporation
390,000 7.625%,  2/15/2025 455,902

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (61.0%) Value
Communications Services (4.0%) - continued
Telesat Canada
$ 70,000 4.875%,  6/1/2027
g
$ 64,400
25,000 6.500%,  10/15/2027
g
21,668
Terrier Media Buyer, Inc.
105,000 8.875%,  12/15/2027
g
111,025
T-Mobile USA, Inc.
50,000 3.500%,  4/15/2025 53,865
84,000 3.875%,  4/15/2030 92,750
20,000 2.875%,  2/15/2031 20,170
United States Cellular Corporation
125,000 6.700%,  12/15/2033 154,927
Uniti Fiber Holdings, Inc.,
Convertible
21,000 4.000%,  6/15/2024
g
26,027
Uniti Group, LP
35,000 4.750%,  4/15/2028
g
35,744
100,000 6.500%,  2/15/2029
g
102,867
Univision Communications, Inc.
100,000 6.625%,  6/1/2027
g
108,625
VeriSign, Inc.
85,000 4.750%,  7/15/2027 89,412
Verizon Communications, Inc.
84,000 2.100%,  3/22/2028 85,268
63,000 3.150%,  3/22/2030 67,376
42,000 2.550%,  3/21/2031 42,516
94,000 2.355%,  3/15/2032
g
92,961
Viacom, Inc.
38,000 5.875%,  2/28/2057
b
38,477
Viasat, Inc.
160,000 5.625%,  9/15/2025
g
162,149
35,000 6.500%,  7/15/2028
g
36,863
Vodafone Group plc
48,000 7.000%,  4/4/2079
b
58,716
VTR Finance NV
80,000 6.375%,  7/15/2028
g
86,200
Walt Disney Company
42,000 3.800%,  3/22/2030 47,735
Ziggo BV
190,000 5.500%,  1/15/2027
g
196,413
55,000 4.875%,  1/15/2030
g
56,719
Total 9,658,958
Consumer Cyclical (5.3%)
1011778 B.C., ULC
205,000 4.375%,  1/15/2028
g
208,118
Allen Media, LLC
80,000 10.500%,  2/15/2028
g
82,160
Allied Universal Holdco, LLC
60,000 6.625%,  7/15/2026
g
63,437
190,000 4.625%,  6/1/2028
g
189,705
55,000 6.000%,  6/1/2029
g
54,273
Allison Transmission, Inc.
190,000 3.750%,  1/30/2031
g
184,775
Amazon.com, Inc.
84,000 1.650%,  5/12/2028 84,675
42,000 1.500%,  6/3/2030 40,848
American Axle & Manufacturing,
Inc.
215,000 6.500%,  4/1/2027
l
224,137
American Honda Finance
Corporation
41,000 1.200%,  7/8/2025 41,224
Principal
Amount Long-Term Fixed Income (61.0%) Value
Consumer Cyclical (5.3%) - continued
Ashton Woods USA, LLC
$ 80,000 4.625%,  8/1/2029
g
$ 80,778
Best Buy Company, Inc.
42,000 1.950%,  10/1/2030 40,896
Bloomin' Brands, Inc., Convertible
17,000 5.000%,  5/1/2025 38,395
Boyd Gaming Corporation
105,000 4.750%,  6/15/2031
g
108,281
Boyne USA, Inc.
80,000 4.750%,  5/15/2029
g
82,600
Brookfield Residential Properties,
Inc.
110,000 6.250%,  9/15/2027
g
115,640
125,000 5.000%,  6/15/2029
g
127,819
Burlington Stores, Inc., Convertible
72,000 2.250%,  4/15/2025 104,580
Caesars Entertainment, Inc.
55,000 8.125%,  7/1/2027
g
61,832
136,000 4.625%,  10/15/2029
g
137,700
Carnival Corporation
20,000 11.500%,  4/1/2023
g
22,325
60,000 7.625%,  3/1/2026
g
64,050
195,000 5.750%,  3/1/2027
g
201,581
130,000 4.000%,  8/1/2028
g
131,300
Cedar Fair, LP
170,000 5.250%,  7/15/2029 174,250
Churchill Downs, Inc.
75,000 4.750%,  1/15/2028
g
78,469
Cinemark USA, Inc.
60,000 5.875%,  3/15/2026
g,l
60,600
Clarios Global, LP
55,000 8.500%,  5/15/2027
g
58,506
Colt Merger Sub, Inc.
195,000 6.250%,  7/1/2025
g
205,288
D.R. Horton, Inc.
21,000 2.600%,  10/15/2025 22,042
Daimler Finance North America,
LLC
63,000 1.450%,  3/2/2026
g
63,282
Dana, Inc.
155,000 5.625%,  6/15/2028 166,912
Darden Restaurants, Inc.
84,000 3.850%,  5/1/2027 93,180
Dick's Sporting Goods Inc.,
Convertible
16,000 3.250%,  4/15/2025 58,690
Empire Communities Corporation
145,000 7.000%,  12/15/2025
g
151,525
Expedia Group, Inc.
63,000 4.625%,  8/1/2027 71,422
62,000 3.250%,  2/15/2030 64,121
Ford Motor Company
90,000 9.000%,  4/22/2025 108,228
40,000 9.625%,  4/22/2030 56,619
180,000 7.450%,  7/16/2031 234,873
Ford Motor Company, Convertible
108,000 Zero Coupon,  3/15/2026
g
116,437
Ford Motor Credit Company, LLC
240,000 4.063%,  11/1/2024 252,358
220,000 4.134%,  8/4/2025 232,650
215,000 2.700%,  8/10/2026 215,430
Forestar Group, Inc.
70,000 3.850%,  5/15/2026
g
69,912

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (61.0%) Value
Consumer Cyclical (5.3%) - continued
Gap, Inc.
$ 41,000 3.625%,  10/1/2029
g
$ 41,102
General Motors Company
31,000 5.400%,  10/2/2023 33,807
41,000 6.125%,  10/1/2025 48,039
63,000 6.800%,  10/1/2027 78,682
General Motors Financial
Company, Inc.
38,000 3.150%,  6/30/2022 38,683
80,000 3.950%,  4/13/2024 85,500
60,000 2.900%,  2/26/2025 62,950
41,000 2.750%,  6/20/2025 42,866
44,000 5.700%,  9/30/2030
b,i
50,655
41,000 2.700%,  6/10/2031 40,875
Goodyear Tire & Rubber Company
70,000 5.000%,  7/15/2029
g
74,287
55,000 5.250%,  7/15/2031
g
58,575
Guitar Center Escrow Issuer II, Inc.
41,000 8.500%,  1/15/2026
g
43,972
Hanesbrands, Inc.
118,000 4.875%,  5/15/2026
g
127,794
Harley-Davidson Financial
Services, Inc.
64,000 4.050%,  2/4/2022
g
64,776
Herc Holdings, Inc.
130,000 5.500%,  7/15/2027
g
136,399
Hilton Domestic Operating
Company, Inc.
235,000 4.875%,  1/15/2030 252,099
Hilton Grand Vacations Borrower
Escrow, LLC
175,000 5.000%,  6/1/2029
g
178,500
Hyundai Capital America
34,000 1.800%,  10/15/2025
g
34,334
63,000 3.000%,  2/10/2027
g
66,260
40,000 2.100%,  9/15/2028
g
39,422
International Game Technology plc
160,000 5.250%,  1/15/2029
g
171,003
KB Home
100,000 4.800%,  11/15/2029 109,000
Kohl's Corporation
63,000 3.375%,  5/1/2031 64,832
L Brands, Inc.
225,000 6.625%,  10/1/2030
g
255,375
30,000 6.875%,  11/1/2035 37,650
Landry's, Inc.
125,000 6.750%,  10/15/2024
g
125,162
Lennar Corporation
22,000 4.125%,  1/15/2022 22,000
39,000 4.875%,  12/15/2023 42,072
20,000 5.875%,  11/15/2024 22,496
41,000 4.750%,  5/30/2025 45,682
Lowe's Companies, Inc.
62,000 4.000%,  4/15/2025 67,940
83,000 4.500%,  4/15/2030 97,296
Macy's Retail Holdings, LLC
120,000 5.875%,  4/1/2029
g
130,557
Magic MergerCo, Inc.
190,000 5.250%,  5/1/2028
g
195,985
Marriott International, Inc.
81,000 3.750%,  10/1/2025 87,082
62,000 4.625%,  6/15/2030 70,833
Principal
Amount Long-Term Fixed Income (61.0%) Value
Consumer Cyclical (5.3%) - continued
Mattamy Group Corporation
$ 205,000 5.250%,  12/15/2027
g
$ 214,225
McDonald's Corporation
126,000 3.800%,  4/1/2028 140,819
MGM Resorts International
95,000 6.000%,  3/15/2023 100,457
145,000 5.750%,  6/15/2025 158,050
Nissan Motor Company, Ltd.
51,000 3.043%,  9/15/2023
g
53,054
O'Reilly Automotive, Inc.
63,000 3.900%,  6/1/2029 70,587
Penn National Gaming, Inc.
110,000 4.125%,  7/1/2029
g
108,724
PetSmart, Inc.
195,000 4.750%,  2/15/2028
g
200,362
90,000 7.750%,  2/15/2029
g
98,213
Prime Security Services Borrower,
LLC
305,000 5.750%,  4/15/2026
g
329,937
Procter & Gamble Company
42,000 1.200%,  10/29/2030 39,955
Real Hero Merger Sub 2, Inc.
105,000 6.250%,  2/1/2029
g
108,938
Realogy Group, LLC
165,000 5.750%,  1/15/2029
g
171,148
Rite Aid Corporation
155,000 7.500%,  7/1/2025
g
154,964
Ross Stores, Inc.
42,000 1.875%,  4/15/2031 40,528
Royal Caribbean Cruises, Ltd.
180,000 9.125%,  6/15/2023
g
195,625
145,000 4.250%,  7/1/2026
g
142,035
75,000 5.500%,  4/1/2028
g
76,711
Scientific Games International, Inc.
100,000 5.000%,  10/15/2025
g
102,875
190,000 7.250%,  11/15/2029
g
213,491
SeaWorld Parks and
Entertainment, Inc.
85,000 5.250%,  8/15/2029
g
86,966
Six Flags Theme Parks, Inc.
75,000 7.000%,  7/1/2025
g
79,875
Staples, Inc.
185,000 7.500%,  4/15/2026
g
187,632
Target Corporation
42,000 2.350%,  2/15/2030 43,471
Tenneco, Inc.
160,000 5.000%,  7/15/2026
l
157,583
Toll Brothers Finance Corporation
82,000 5.875%,  2/15/2022 82,308
62,000 4.350%,  2/15/2028 67,890
Toyota Motor Credit Corporation
63,000 1.900%,  4/6/2028 63,831
Uber Technologies, Inc.
105,000 6.250%,  1/15/2028
g
112,611
Vista Outdoor, Inc.
135,000 4.500%,  3/15/2029
g
136,899
Volkswagen Group of America
Finance, LLC
63,000 4.250%,  11/13/2023
g
67,572
21,000 3.350%,  5/13/2025
g
22,451
Wabash National Corporation
141,000 4.500%,  10/15/2028
d,g
140,824

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (61.0%) Value
Consumer Cyclical (5.3%) - continued
Wyndham Destinations, Inc.
$ 125,000 6.625%,  7/31/2026
g
$ 142,346
Wyndham Hotels & Resorts, Inc.
60,000 4.375%,  8/15/2028
g
62,636
Yum! Brands, Inc.
165,000 4.750%,  1/15/2030
g
178,830
ZF North America Capital, Inc.
95,000 4.750%,  4/29/2025
g
102,600
Total 12,647,488
Consumer Non-Cyclical (4.8%)
Abbott Laboratories
84,000 3.875%,  9/15/2025 92,954
AbbVie, Inc.
38,000 2.900%,  11/6/2022 39,027
53,000 2.300%,  11/21/2022 54,093
34,000 2.800%,  3/15/2023 34,980
168,000 3.600%,  5/14/2025 181,734
84,000 3.200%,  11/21/2029 90,511
Agilent Technologies, Inc.
42,000 2.300%,  3/12/2031 42,043
Albertson's Companies, Inc.
188,000 3.500%,  3/15/2029
g
187,619
90,000 4.875%,  2/15/2030
g
96,975
Altria Group, Inc.
52,000 4.400%,  2/14/2026 58,404
42,000 4.800%,  2/14/2029 48,266
Amgen, Inc.
63,000 2.450%,  2/21/2030 64,341
Anheuser-Busch Companies, LLC
36,000 3.650%,  2/1/2026 39,486
Anheuser-Busch InBev Worldwide,
Inc.
84,000 4.750%,  1/23/2029 98,891
Anthem, Inc.
74,000 2.375%,  1/15/2025 77,088
63,000 2.550%,  3/15/2031 64,750
Astrazeneca Finance, LLC
83,000 1.750%,  5/28/2028 83,483
AstraZeneca plc
85,000 0.700%,  4/8/2026 83,216
BAT Capital Corporation
59,000 3.222%,  8/15/2024 62,546
BAT International Finance plc
41,000 1.668%,  3/25/2026 41,023
Bausch Health Companies, Inc.
180,000 5.000%,  1/30/2028
g
170,770
130,000 5.000%,  2/15/2029
g
121,062
Becton, Dickinson and Company
63,000 2.823%,  5/20/2030 66,013
Boston Scientific Corporation
75,000 3.450%,  3/1/2024 79,620
Bristol-Myers Squibb Company
84,000 3.200%,  6/15/2026 91,581
63,000 3.900%,  2/20/2028 71,226
Bunge, Ltd. Finance Corporation
83,000 2.750%,  5/14/2031 84,100
Centene Corporation
200,000 4.250%,  12/15/2027 209,330
105,000 4.625%,  12/15/2029 114,429
273,000 3.000%,  10/15/2030 279,825
Central Garden & Pet Company
145,000 4.125%,  10/15/2030 148,262
Principal
Amount Long-Term Fixed Income (61.0%) Value
Consumer Non-Cyclical (4.8%) - continued
Cigna Corporation
$ 76,000 4.125%,  11/15/2025 $ 84,457
Community Health Systems, Inc.
75,000 5.625%,  3/15/2027
g
78,535
75,000 6.000%,  1/15/2029
g
79,500
165,000 6.875%,  4/15/2029
g
165,388
Conagra Brands, Inc.
38,000 4.300%,  5/1/2024 41,195
Constellation Brands, Inc.
84,000 3.150%,  8/1/2029 89,826
CVS Health Corporation
69,000 4.100%,  3/25/2025 75,701
33,000 4.300%,  3/25/2028 37,642
DaVita, Inc.
195,000 4.625%,  6/1/2030
g
200,579
Diageo Capital plc
50,000 1.375%,  9/29/2025 50,565
Edgewell Personal Care Company
80,000 5.500%,  6/1/2028
g
84,490
Encompass Health Corporation
175,000 4.500%,  2/1/2028 180,687
Endo Finance, LLC
65,000 9.500%,  7/31/2027
g,l
65,144
Energizer Holdings, Inc.
25,000 4.750%,  6/15/2028
g
25,431
130,000 4.375%,  3/31/2029
g
129,018
Estee Lauder Companies, Inc.
42,000 1.950%,  3/15/2031 41,894
General Mills, Inc.
42,000 4.200%,  4/17/2028 47,858
Gilead Sciences, Inc.
63,000 2.950%,  3/1/2027 67,709
H. J. Heinz Company
40,000 5.200%,  7/15/2045 50,102
HCA, Inc.
455,000 5.375%,  2/1/2025 508,462
105,000 5.250%,  6/15/2026 120,490
HLF Financing Sarl, LLC
145,000 4.875%,  6/1/2029
g
145,000
Humana, Inc.
42,000 2.150%,  2/3/2032 41,029
Illumina, Inc.
70,000 9.000%,  7/1/2028
g
77,175
Imperial Brands Finance plc
34,000 3.125%,  7/26/2024
g
35,774
Jazz Investments I, Ltd.,
Convertible
66,000 2.000%,  6/15/2026 76,189
JBS USA Food Company
130,000 5.750%,  1/15/2028
g
136,501
JBS USA, LLC
120,000 6.500%,  4/15/2029
g
134,100
80,000 5.500%,  1/15/2030
g
88,978
Keurig Dr Pepper, Inc.
84,000 2.250%,  3/15/2031 84,131
Kraft Foods Group, Inc.
190,000 5.000%,  6/4/2042 233,005
Kraft Heinz Foods Company
63,000 3.875%,  5/15/2027 68,791
245,000 4.625%,  1/30/2029 279,697
270,000 3.750%,  4/1/2030 294,193
20,000 4.250%,  3/1/2031 22,610

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (61.0%) Value
Consumer Non-Cyclical (4.8%) - continued
Kroger Company
$ 42,000 4.500%,  1/15/2029 $ 49,188
Mattel, Inc.
160,000 3.375%,  4/1/2026
g
164,976
McKesson Corporation
41,000 0.900%,  12/3/2025 40,349
62,000 1.300%,  8/15/2026 61,487
Molina Healthcare, Inc.
160,000 4.375%,  6/15/2028
g
166,461
Mozart Debt Merger Sub, Inc.
238,000 3.875%,  4/1/2029
d,g
238,000
176,000 5.250%,  10/1/2029
d,g
179,080
MPH Acquisition Holdings, LLC
123,000 5.750%,  11/1/2028
g
115,864
Mylan, Inc.
34,000 4.200%,  11/29/2023 36,231
Novartis Capital Corporation
40,000 1.750%,  2/14/2025 41,111
21,000 3.000%,  11/20/2025 22,679
Ortho-Clinical Diagnostics, Inc.
105,000 7.250%,  2/1/2028
g
112,363
Par Pharmaceutical, Inc.
140,000 7.500%,  4/1/2027
g
142,625
PepsiCo, Inc.
63,000 1.625%,  5/1/2030 61,722
Philip Morris International, Inc.
90,000 1.500%,  5/1/2025 91,325
Pilgrim's Pride Corporation
120,000 3.500%,  3/1/2032
g
122,025
QBE Insurance Group, Ltd.
44,000 5.875%,  5/12/2025
b,g,i
49,060
Royalty Pharma plc
97,000 1.200%,  9/2/2025 96,371
Scotts Miracle-Gro Company
150,000 4.500%,  10/15/2029 156,750
SEG Holding, LLC
195,000 5.625%,  10/15/2028
g
203,288
Simmons Foods, Inc.
160,000 4.625%,  3/1/2029
g
161,200
Spectrum Brands, Inc.
95,000 5.000%,  10/1/2029
g
102,125
60,000 5.500%,  7/15/2030
g
66,450
Stryker Corporation
42,000 3.650%,  3/7/2028 46,610
Syneos Health, Inc.
145,000 3.625%,  1/15/2029
g
144,594
Sysco Corporation
78,000 5.650%,  4/1/2025 89,710
42,000 5.950%,  4/1/2030 53,424
Tenet Healthcare Corporation
45,000 4.625%,  7/15/2024 45,675
350,000 5.125%,  11/1/2027
g
364,875
55,000 6.125%,  10/1/2028
g
57,776
Teva Pharmaceutical Finance
Netherlands III BV
90,000 2.800%,  7/21/2023 89,464
115,000 3.150%,  10/1/2026 110,113
Thermo Fisher Scientific, Inc.
43,000 4.133%,  3/25/2025 47,308
41,000 1.750%,  10/15/2028 40,859
42,000 4.497%,  3/25/2030 49,698
TreeHouse Foods, Inc.
61,000 4.000%,  9/1/2028 59,699
Principal
Amount Long-Term Fixed Income (61.0%) Value
Consumer Non-Cyclical (4.8%) - continued
United Natural Foods, Inc.
$ 140,000 6.750%,  10/15/2028
g
$ 151,550
UnitedHealth Group, Inc.
105,000 3.850%,  6/15/2028 118,796
Universal Health Services, Inc.
62,000 1.650%,  9/1/2026
g
61,636
21,000 2.650%,  1/15/2032
g
20,795
Upjohn, Inc.
41,000 1.650%,  6/22/2025
g
41,410
VRX Escrow Corporation
256,000 6.125%,  4/15/2025
g
261,286
Winnebago Industries, Inc.,
Convertible
57,000 1.500%,  4/1/2025 75,486
Zoetis, Inc.
52,000 3.250%,  2/1/2023 53,588
63,000 3.900%,  8/20/2028 70,794
Total 11,455,370
Energy (4.1%)
Antero Resources Corporation
130,000 5.375%,  3/1/2030
g
136,909
Apache Corporation
50,000 4.875%,  11/15/2027 54,526
130,000 4.375%,  10/15/2028 140,562
60,000 5.100%,  9/1/2040 67,199
Archrock Partners, LP
140,000 6.250%,  4/1/2028
g
144,791
BP Capital Markets America, Inc.
101,000 4.234%,  11/6/2028 115,838
BP Capital Markets plc
44,000 4.875%,  3/22/2030
b,i
48,367
Buckeye Partners, LP
80,000 4.125%,  3/1/2025
g
82,901
125,000 3.950%,  12/1/2026 127,500
Canadian Natural Resources, Ltd.
105,000 2.050%,  7/15/2025 107,503
Cenovus Energy, Inc.
134,000 5.375%,  7/15/2025 152,634
Cheniere Corpus Christi Holdings,
LLC
86,000 5.875%,  3/31/2025 97,148
Cheniere Energy Partners, LP
102,000 4.500%,  10/1/2029 108,439
91,000 3.250%,  1/31/2032
g
91,300
Cheniere Energy, Inc., Convertible
12,000 4.250%,  3/15/2045 10,295
Chevron Corporation
41,000 1.554%,  5/11/2025 41,920
Cimarex Energy Company
84,000 4.375%,  6/1/2024 90,579
CNX Resources Corporation
70,000 6.000%,  1/15/2029
g
74,025
CNX Resources Corporation,
Convertible
51,000 2.250%,  5/1/2026 63,495
Comstock Resources, Inc.
35,000 6.750%,  3/1/2029
g
37,800
95,000 5.875%,  1/15/2030
g
98,800
Continental Resources, Inc.
158,000 4.375%,  1/15/2028 174,787
75,000 5.750%,  1/15/2031
g
90,656

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (61.0%) Value
Energy (4.1%) - continued
Devon Energy Corporation
$ 41,000 5.250%,  9/15/2024
g
$ 45,413
83,000 4.500%,  1/15/2030
g
90,461
Diamondback Energy, Inc.
40,000 2.875%,  12/1/2024 42,000
21,000 3.125%,  3/24/2031 21,806
DT Midstream, Inc.
105,000 4.125%,  6/15/2029
g
106,476
35,000 4.375%,  6/15/2031
g
36,050
Enagas SA
205,000 5.500%,  1/15/2028
g
209,869
Enbridge, Inc.
42,000 3.700%,  7/15/2027 46,162
139,000 6.250%,  3/1/2078
b
154,915
Encana Corporation
55,000 6.625%,  8/15/2037 75,429
Endeavor Energy Resources, LP
90,000 5.750%,  1/30/2028
g
94,725
Energean Israel Finance, Ltd.
135,000 4.500%,  3/30/2024
g
137,700
Energy Transfer Operating, LP
42,000 4.200%,  9/15/2023 44,609
116,000 5.875%,  1/15/2024 127,487
63,000 3.750%,  5/15/2030 68,075
Energy Transfer, LP
43,000 6.625%,  2/15/2028
b,i
41,817
EnLink Midstream Partners, LP
120,000 4.850%,  7/15/2026 125,964
65,000 5.600%,  4/1/2044 62,075
Enterprise Products Operating,
LLC
42,000 4.150%,  10/16/2028 47,782
105,000 4.875%,  8/16/2077
b
103,427
EQM Midstream Partners, LP
170,000 6.500%,  7/1/2027
g
191,207
EQT Corporation
35,000 3.125%,  5/15/2026
g
35,879
180,000 3.900%,  10/1/2027 194,801
EQT Corporation, Convertible
66,000 1.750%,  5/1/2026 104,049
Equinor ASA
43,000 2.875%,  4/6/2025 45,655
Exxon Mobil Corporation
85,000 2.992%,  3/19/2025 90,679
Genesis Energy, LP
55,000 6.500%,  10/1/2025 54,725
35,000 8.000%,  1/15/2027 35,438
Halliburton Company
42,000 2.920%,  3/1/2030 43,437
Harvest Midstream, LP
160,000 7.500%,  9/1/2028
g
170,424
Hess Corporation
27,000 3.500%,  7/15/2024 28,556
Hess Midstream Operations, LP
120,000 5.625%,  2/15/2026
g
124,500
Hilcorp Energy I, LP
115,000 5.750%,  2/1/2029
g
118,163
ITT Holdings, LLC
105,000 6.500%,  8/1/2029
g
105,919
Kinder Morgan Energy Partners,
LP
64,000 3.450%,  2/15/2023 66,189
Principal
Amount Long-Term Fixed Income (61.0%) Value
Energy (4.1%) - continued
Laredo Petroleum, Inc.
$ 195,000 7.750%,  7/31/2029
g
$ 195,488
Marathon Oil Corporation
42,000 4.400%,  7/15/2027 47,178
Marathon Petroleum Corporation
117,000 4.700%,  5/1/2025 130,601
MPLX, LP
105,000 1.750%,  3/1/2026 105,647
Murphy Oil Corporation
80,000 5.875%,  12/1/2027 83,260
Nabors Industries, Ltd.
160,000 7.250%,  1/15/2026
g
155,616
National Fuel Gas Company
84,000 5.500%,  1/15/2026 96,755
Newfield Exploration Company
148,000 5.625%,  7/1/2024 164,109
42,000 5.375%,  1/1/2026 47,488
NGL Energy Operating, LLC
110,000 7.500%,  2/1/2026
g
112,063
NGL Energy Partners, LP
75,000 7.500%,  11/1/2023 72,887
NuStar Logistics, LP
150,000 5.750%,  10/1/2025 161,625
Oasis Petroleum, Inc.
90,000 6.375%,  6/1/2026
g
94,275
Occidental Petroleum Corporation
50,000 3.450%,  7/15/2024 51,125
145,000 3.400%,  4/15/2026 148,716
40,000 8.500%,  7/15/2027 50,097
265,000 3.500%,  8/15/2029 269,537
80,000 6.450%,  9/15/2036 100,650
250,000 4.400%,  4/15/2046 249,338
ONEOK, Inc.
63,000 2.200%,  9/15/2025 64,364
Ovintiv, Inc.
70,000 7.375%,  11/1/2031 94,952
PBF Holding Company, LLC
65,000 9.250%,  5/15/2025
g
61,588
Pioneer Natural Resources
Company
63,000 1.900%,  8/15/2030 60,278
Pioneer Natural Resources
Company, Convertible
39,000 0.250%,  5/15/2025 62,946
Plains All American Pipeline, LP
2,000 6.125%,  11/15/2022
b,i
1,810
103,000 4.650%,  10/15/2025 114,143
Precision Drilling Corporation
90,000 6.875%,  1/15/2029
g
94,000
Sabine Pass Liquefaction, LLC
63,000 4.200%,  3/15/2028 70,339
Schlumberger Finance Canada,
Ltd.
41,000 1.400%,  9/17/2025 41,436
Schlumberger Holdings
Corporation
27,000 4.300%,  5/1/2029
g
30,552
Shell International Finance BV
39,000 2.375%,  4/6/2025 40,782
SM Energy Company
55,000 6.500%,  7/15/2028 56,943
Southwestern Energy Company
70,000 5.375%,  2/1/2029
g
74,887

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (61.0%) Value
Energy (4.1%) - continued
Suncor Energy, Inc.
$ 41,000 3.100%,  5/15/2025 $ 43,658
Sunoco, LP
145,000 5.875%,  3/15/2028 152,975
Targa Resources Partners, LP
90,000 5.375%,  2/1/2027 93,258
90,000 5.000%,  1/15/2028 94,500
20,000 4.875%,  2/1/2031 21,575
Teine Energy, Ltd.
95,000 6.875%,  4/15/2029
g
96,425
Transocean Proteus, Ltd.
41,250 6.250%,  12/1/2024
g
41,250
Transocean, Inc.
70,000 11.500%,  1/30/2027
g
72,100
USA Compression Partners, LP
60,000 6.875%,  4/1/2026 62,472
Venture Global Calcasieu Pass,
LLC
124,000 3.875%,  8/15/2029
g
127,726
70,000 4.125%,  8/15/2031
g
72,975
Vine Energy Holdings, LLC
70,000 6.750%,  4/15/2029
g
75,557
W&T Offshore, Inc.
52,000 9.750%,  11/1/2023
g
49,482
Western Gas Partners, LP
39,000 4.000%,  7/1/2022 39,594
Western Midstream Operating, LP
150,000 3.950%,  6/1/2025 158,515
65,000 5.500%,  8/15/2048 76,050
Williams Companies, Inc.
42,000 2.600%,  3/15/2031 42,567
Total 9,775,991
Financials (9.2%)
AerCap Ireland Capital DAC
70,000 3.150%,  2/15/2024 72,993
63,000 6.500%,  7/15/2025 73,042
Air Lease Corporation
48,000 4.650%,  6/15/2026
b,i
50,220
Aircastle, Ltd.
81,000 5.250%,  6/15/2026
b,g,i
82,887
42,000 2.850%,  1/26/2028
g
42,536
Alliant Holdings Intermediate, LLC
40,000 6.750%,  10/15/2027
g
41,400
Ally Financial, Inc.
227,000 5.750%,  11/20/2025 259,563
96,000 4.700%,  5/15/2026
b,i
99,922
13,000 4.700%,  5/15/2028
b,i
13,585
42,000 8.000%,  11/1/2031 60,578
Altice Financing SA
60,000 5.750%,  8/15/2029
g
58,118
American Express Company
36,000 3.400%,  2/22/2024 38,314
50,000 3.550%,  9/15/2026
b,i
50,942
American Finance Trust, Inc.
106,000 4.500%,  9/30/2028
d,g
106,000
American Homes 4 Rent, LP
41,000 2.375%,  7/15/2031 40,614
American International Group, Inc.
84,000 4.200%,  4/1/2028 95,717
AmWINS Group, Inc.
80,000 4.875%,  6/30/2029
g
81,124
Principal
Amount Long-Term Fixed Income (61.0%) Value
Financials (9.2%) - continued
Ares Capital Corporation
$ 21,000 4.250%,  3/1/2025 $ 22,539
100,000 3.875%,  1/15/2026 106,943
Ares Capital Corporation,
Convertible
41,000 4.625%,  3/1/2024 45,305
Australia and New Zealand
Banking Group, Ltd.
96,000 2.950%,  7/22/2030
b,g
99,788
Aviation Capital Group, LLC
56,000 5.500%,  12/15/2024
g
62,763
41,000 4.875%,  10/1/2025
g
45,184
Avolon Holdings Funding, Ltd.
83,000 4.250%,  4/15/2026
g
89,272
BAC Capital Trust XIV
42,000
4.000%,  (LIBOR 3M +
0.400%), 10/18/2021
b,i
42,000
Banco Santander Mexico SA
26,000 5.375%,  4/17/2025
g
29,060
Banco Santander SA
55,000 4.750%,  11/12/2026
b,i
56,021
Bank of America Corporation
73,000 3.004%,  12/20/2023
b
75,232
117,000 3.550%,  3/5/2024
b
121,966
78,000 3.864%,  7/23/2024
b
82,547
87,000 4.200%,  8/26/2024 95,163
213,000 6.250%,  9/5/2024
b,i
234,300
36,000 3.458%,  3/15/2025
b
38,301
44,000 6.100%,  3/17/2025
b,i
49,066
102,000 1.319%,  6/19/2026
b
101,975
111,000 1.197%,  10/24/2026
b
110,166
61,000 1.734%,  7/22/2027
b
61,251
86,000 5.875%,  3/15/2028
b,i
98,156
126,000 3.593%,  7/21/2028
b
138,133
42,000 2.087%,  6/14/2029
b
41,933
168,000 3.974%,  2/7/2030
b
188,080
84,000 2.687%,  4/22/2032
b
85,535
Bank of New York Mellon
Corporation
22,000 4.700%,  9/20/2025
b,i
24,145
63,000 3.400%,  1/29/2028 69,312
Bank of Nova Scotia
81,000 4.900%,  6/4/2025
b,i
87,075
41,000 1.050%,  3/2/2026 40,538
Barclays plc
76,000 4.610%,  2/15/2023
b
77,161
99,000 4.338%,  5/16/2024
b
104,793
46,000 8.000%,  6/15/2024
b,i
51,951
41,000 4.375%,  9/11/2024 44,670
49,000 2.852%,  5/7/2026
b
51,467
64,000 4.972%,  5/16/2029
b
74,408
BNP Paribas SA
55,000 6.625%,  3/25/2024
b,g,i
59,521
58,000 2.819%,  11/19/2025
b,g
60,747
Boston Properties, LP
42,000 2.550%,  4/1/2032 41,940
BPCE SA
34,000 3.000%,  5/22/2022
g
34,582
40,000 2.375%,  1/14/2025
g
41,301
Brixmor Operating Partnership, LP
83,000 2.250%,  4/1/2028 83,707
Canadian Imperial Bank of
Commerce
40,000 2.250%,  1/28/2025 41,550

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (61.0%) Value
Financials (9.2%) - continued
CANPACK SA
$ 170,000 3.125%,  11/1/2025
g
$ 172,762
Capital One Bank USA NA
51,000 3.375%,  2/15/2023 53,044
60,000 2.280%,  1/28/2026
b
62,172
Capital One Financial Corporation
24,000 3.950%,  9/1/2026
b,i
24,720
Cascades USA, Inc.
85,000 5.125%,  1/15/2026
g
90,361
Charles Schwab Corporation
96,000 5.375%,  6/1/2025
b,i
106,680
96,000 4.000%,  6/1/2026
b,i
100,080
63,000 2.000%,  3/20/2028 64,301
Chobani, LLC
170,000 4.625%,  11/15/2028
g
175,525
CIT Group, Inc.
84,000 5.250%,  3/7/2025 93,555
82,000 6.125%,  3/9/2028 99,127
Citigroup, Inc.
88,000 5.950%,  1/30/2023
b,i
91,740
84,000 5.000%,  9/12/2024
b,i
87,736
105,000 3.352%,  4/24/2025
b
111,526
42,000 5.950%,  5/15/2025
b,i
45,832
100,000 5.500%,  9/13/2025 115,395
44,000 4.000%,  12/10/2025
b,i
45,593
140,000 3.875%,  2/18/2026
b,i
142,975
148,000 1.122%,  1/28/2027
b
145,933
83,000 1.462%,  6/9/2027
b
82,511
168,000 4.075%,  4/23/2029
b
188,275
Citizens Financial Group, Inc.
48,000 4.000%,  10/6/2026
b,i
49,140
CNA Financial Corporation
36,000 3.950%,  5/15/2024 38,689
Coinbase Global, Inc.
34,000 3.625%,  10/1/2031
g
32,321
Comerica, Inc.
22,000 5.625%,  7/1/2025
b,i
24,227
Commonwealth Bank of Australia
51,000 2.688%,  3/11/2031
g
50,840
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
74,000 3.950%,  11/9/2022 76,814
Cooperatieve Rabobank UA
41,000 1.339%,  6/24/2026
b,g
40,954
Corporate Office Properties, LP
82,000 2.250%,  3/15/2026 84,010
Credit Acceptance Corporation
130,000 5.125%,  12/31/2024
g
133,900
Credit Agricole SA
44,000 8.125%,  12/23/2025
b,g,i
53,130
42,000 3.250%,  1/14/2030
g
44,063
Credit Suisse Group AG
59,000 6.500%,  8/8/2023
g
64,564
54,000 7.500%,  12/11/2023
b,g,i
58,995
39,000 2.593%,  9/11/2025
b,g
40,429
24,000 7.250%,  9/12/2025
b,g,i
26,603
43,000 3.869%,  1/12/2029
b,g
46,932
Credit Suisse Group Funding
(Guernsey), Ltd.
54,000 3.800%,  9/15/2022 55,766
Dai-ichi Life Insurance Company,
Ltd.
175,000 5.100%,  10/28/2024
b,g,i,l
191,625
Principal
Amount Long-Term Fixed Income (61.0%) Value
Financials (9.2%) - continued
Danske Bank AS
$ 56,000 5.000%,  1/12/2023
b,g
$ 56,650
Deutsche Bank AG
143,000 2.129%,  11/24/2026
b
145,255
41,000 3.035%,  5/28/2032
b
41,599
Discover Bank
84,000 4.682%,  8/9/2028
b
89,358
Diversified Healthcare Trust
95,000 4.375%,  3/1/2031 91,888
Drawbridge Special Opportunities
Fund, LP
170,000 3.875%,  2/15/2026
g
174,674
Fidelity National Financial, Inc.
62,000 5.500%,  9/1/2022 64,875
Fifth Third Bancorp
40,000 4.500%,  9/30/2025
b,i
43,460
Fifth Third Bank NA
42,000 3.850%,  3/15/2026 46,278
First Horizon Bank
62,000 5.750%,  5/1/2030 75,741
First Horizon National Corporation
49,000 3.550%,  5/26/2023 51,129
Five Corners Funding Trust
100,000 4.419%,  11/15/2023
g
107,983
FNB Corporation
81,000 2.200%,  2/24/2023 82,190
Fortress Transportation and
Infrastructure Investors, LLC
75,000 6.500%,  10/1/2025
g
77,203
70,000 5.500%,  5/1/2028
g
70,471
FS KKR Capital Corporation
41,000 3.400%,  1/15/2026 42,840
42,000 2.625%,  1/15/2027 42,103
FTI Consulting, Inc., Convertible
27,000 2.000%,  8/15/2023 37,773
GE Capital Funding, LLC
67,000 3.450%,  5/15/2025 72,263
21,000 4.050%,  5/15/2027 23,578
42,000 4.400%,  5/15/2030 48,666
Global Net Lease, Inc.
180,000 3.750%,  12/15/2027
g
178,730
Goldman Sachs Group, Inc.
82,000 0.627%,  11/17/2023
b
82,034
68,000 3.625%,  2/20/2024 72,463
111,000 5.500%,  8/10/2024
b,i
119,880
44,000 3.500%,  4/1/2025 47,305
61,000 4.250%,  10/21/2025 67,553
62,000 0.855%,  2/12/2026
b
61,403
48,000 3.800%,  5/10/2026
b,i
49,140
75,000 3.650%,  8/10/2026
b,i
75,094
84,000 3.814%,  4/23/2029
b
92,960
42,000 3.800%,  3/15/2030 46,755
42,000 2.615%,  4/22/2032
b
42,508
42,000 2.383%,  7/21/2032
b
41,585
Hartford Financial Services Group,
Inc.
42,000 2.800%,  8/19/2029 43,889
34,000
2.250%,  (LIBOR 3M +
2.125%), 2/12/2047
b,g
32,810
HCRX Investments Holdco, LP
45,000 4.500%,  8/1/2029
g
45,225
HSBC Holdings plc
49,000 3.803%,  3/11/2025
b
52,265

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (61.0%) Value
Financials (9.2%) - continued
$ 24,000 6.375%,  3/30/2025
b,i
$ 26,194
49,000 2.633%,  11/7/2025
b
51,110
37,000 1.645%,  4/18/2026
b
37,198
49,000 1.589%,  5/24/2027
b
48,670
42,000 6.500%,  3/23/2028
b,i
47,311
118,000 4.583%,  6/19/2029
b
133,973
111,000 4.600%,  12/17/2030
b,i
110,967
50,000 2.804%,  5/24/2032
b
50,673
Huntington Bancshares, Inc.
66,000 4.450%,  10/15/2027
b,i
71,049
Icahn Enterprises, LP
115,000 6.375%,  12/15/2025 117,990
175,000 5.250%,  5/15/2027 181,562
ING Groep NV
84,000 1.726%,  4/1/2027
b
84,476
Invitation Homes Operating
Partnership, LP
62,000 2.000%,  8/15/2031 59,543
Iron Mountain, Inc.
165,000 4.875%,  9/15/2027
g
171,300
iStar, Inc.
140,000 4.250%,  8/1/2025 145,422
iStar, Inc., Convertible
42,000 3.125%,  9/15/2022 76,335
J.P. Morgan Chase & Company
48,000 5.150%,  5/1/2023
b,i
49,380
44,000 6.000%,  8/1/2023
b,i
46,420
44,000 6.750%,  2/1/2024
b,i
48,290
49,000 1.514%,  6/1/2024
b
49,816
144,000 5.000%,  8/1/2024
b,i
150,300
87,000 3.875%,  9/10/2024 94,593
176,000 4.023%,  12/5/2024
b
188,510
66,000 4.600%,  2/1/2025
b,i
67,485
44,000 2.083%,  4/22/2026
b
45,257
100,000 3.650%,  6/1/2026
b,i
100,500
129,000 1.045%,  11/19/2026
b
127,043
84,000 1.578%,  4/22/2027
b
84,170
126,000 4.005%,  4/23/2029
b
140,797
41,000 2.069%,  6/1/2029
b
41,092
168,000 4.493%,  3/24/2031
b
196,035
Jefferies Finance, LLC
135,000 5.000%,  8/15/2028
g
136,856
KeyBank NA
63,000 3.900%,  4/13/2029 70,328
Kilroy Realty, LP
83,000 4.375%,  10/1/2025 92,314
KKR Real Estate Finance Trust,
Inc., Convertible
14,000 6.125%,  5/15/2023 14,856
Life Storage, LP
41,000 2.400%,  10/15/2031
d
40,602
Lincoln National Corporation
40,000
2.482%,  (LIBOR 3M +
2.358%), 11/17/2021
b
36,520
42,000 3.800%,  3/1/2028 46,758
Lloyds Banking Group plc
59,000 2.858%,  3/17/2023
b
59,657
75,000 3.900%,  3/12/2024 80,633
46,000 7.500%,  6/27/2024
b,i
51,463
84,000 1.627%,  5/11/2027
b
83,929
50,000 6.657%,  5/21/2037
b,g,i
72,500
LPL Holdings, Inc.
90,000 4.000%,  3/15/2029
g
92,444
Principal
Amount Long-Term Fixed Income (61.0%) Value
Financials (9.2%) - continued
M&T Bank Corporation
$ 55,000 3.500%,  9/1/2026
b,i
$ 54,588
Macquarie Group, Ltd.
83,000 1.629%,  9/23/2027
b,g
82,595
MetLife, Inc.
54,000 3.850%,  9/15/2025
b,i
56,430
99,000 5.875%,  3/15/2028
b,i
116,401
MGM Growth Properties Operating
Partnership, LP
110,000 4.625%,  6/15/2025
g
118,525
45,000 4.500%,  9/1/2026 48,938
50,000 5.750%,  2/1/2027 57,500
Mid-America Apartments, LP
84,000 4.200%,  6/15/2028 96,090
Mitsubishi UFJ Financial Group,
Inc.
63,000 3.455%,  3/2/2023 65,720
36,000 3.407%,  3/7/2024 38,327
49,000 1.412%,  7/17/2025 49,284
81,000 1.538%,  7/20/2027
b
80,921
63,000 3.741%,  3/7/2029 70,231
Mizuho Financial Group, Inc.
61,000 1.554%,  7/9/2027
b
60,866
84,000 2.564%,  9/13/2031 82,816
Morgan Stanley
26,000 4.875%,  11/1/2022 27,237
81,000 4.100%,  5/22/2023 85,520
41,000 0.560%,  11/10/2023
b
41,053
36,000 2.720%,  7/22/2025
b
37,722
29,000 5.000%,  11/24/2025 33,151
89,000 2.188%,  4/28/2026
b
91,893
61,000 0.985%,  12/10/2026
b
59,917
84,000 1.593%,  5/4/2027
b
84,250
82,000 1.512%,  7/20/2027
b
81,610
126,000 3.622%,  4/1/2031
b
138,873
MPT Operating Partnership, LP
70,000 5.250%,  8/1/2026 72,013
80,000 4.625%,  8/1/2029 85,840
National Retail Properties, Inc.
42,000 2.500%,  4/15/2030 42,562
Natwest Group plc
34,000 6.125%,  12/15/2022 36,171
30,000 6.100%,  6/10/2023 32,564
42,000 4.892%,  5/18/2029
b
48,905
50,000 4.600%,  6/28/2031
b,i
50,240
Navient Corporation
70,000 5.500%,  1/25/2023 73,150
40,000 5.000%,  3/15/2027 41,200
40,000 4.875%,  3/15/2028 40,325
NFP Corporation
45,000 6.875%,  8/15/2028
g
45,947
Nippon Life Insurance Company
123,000 5.100%,  10/16/2044
b,g
135,146
73,000 3.400%,  1/23/2050
b,g
75,464
Nomura Holdings, Inc.
62,000 2.172%,  7/14/2028 61,432
Omega Healthcare Investors, Inc.
43,000 4.750%,  1/15/2028 48,338
42,000 3.375%,  2/1/2031 42,764
OneMain Finance Corporation
55,000 3.500%,  1/15/2027 55,025
Owl Rock Capital Corporation
41,000 4.250%,  1/15/2026 44,005

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (61.0%) Value
Financials (9.2%) - continued
Owl Rock Technology Finance
Corporation
$ 20,000 4.750%,  12/15/2025
g
$ 21,863
63,000 3.750%,  6/17/2026
g
66,509
Park Intermediate Holdings, LLC
45,000 4.875%,  5/15/2029
g
46,315
PayPal Holdings, Inc.
64,000 1.650%,  6/1/2025 65,584
42,000 2.850%,  10/1/2029 44,831
PennyMac Financial Services, Inc.
110,000 4.250%,  2/15/2029
g
104,728
Pine Street Trust I
42,000 4.572%,  2/15/2029
g
47,677
Playtika Holding Corporation
75,000 4.250%,  3/15/2029
g
75,239
PNC Bank NA
42,000 2.700%,  10/22/2029 44,043
PNC Financial Services Group,
Inc.
50,000 3.400%,  9/15/2026
b,i
49,875
Principal Life Global Funding II
62,000 1.250%,  8/16/2026
g
61,615
Provident Financing Trust I
22,000 7.405%,  3/15/2038 27,127
Prudential Financial, Inc.
95,000 5.625%,  6/15/2043
b
101,111
129,000 5.200%,  3/15/2044
b
138,012
22,000 3.700%,  10/1/2050
b
22,928
Quicken Loans, LLC
95,000 3.625%,  3/1/2029
g
96,069
Radian Group, Inc.
70,000 4.875%,  3/15/2027 76,291
Regions Financial Corporation
44,000 5.750%,  6/15/2025
b,i
49,073
Reinsurance Group of America,
Inc.
57,000 4.700%,  9/15/2023 61,293
Royal Bank of Scotland Group plc
58,000 4.269%,  3/22/2025
b
62,590
63,000 3.754%,  11/1/2029
b
67,233
Santander Holdings USA, Inc.
84,000 3.450%,  6/2/2025 89,943
Santander UK Group Holdings plc
81,000 1.673%,  6/14/2027
b
80,655
63,000 3.823%,  11/3/2028
b
68,916
Service Properties Trust
50,000 4.750%,  10/1/2026 49,500
110,000 4.950%,  2/15/2027 109,725
80,000 5.500%,  12/15/2027 85,257
Simon Property Group, LP
67,000 2.000%,  9/13/2024 69,349
82,000 2.650%,  7/15/2030 84,524
Societe Generale SA
48,000 2.625%,  10/16/2024
g
49,940
44,000 8.000%,  9/29/2025
b,g,i
51,519
49,000 1.488%,  12/14/2026
b,g
48,453
Spirit Realty, LP
93,000 2.100%,  3/15/2028 92,517
Springleaf Finance Corporation
40,000 6.875%,  3/15/2025 44,950
110,000 7.125%,  3/15/2026 127,463
130,000 6.625%,  1/15/2028 149,500
Principal
Amount Long-Term Fixed Income (61.0%) Value
Financials (9.2%) - continued
Standard Chartered plc
$ 62,000 1.319%,  10/14/2023
b,g
$ 62,390
49,000 0.991%,  1/12/2025
b,g
48,829
60,000 6.000%,  7/26/2025
b,g,i
65,815
Starwood Property Trust, Inc.,
Convertible
23,000 4.375%,  4/1/2023 24,110
State Street Corporation
41,000 2.354%,  11/1/2025
b
42,849
Sumitomo Life Insurance Company
125,000 3.375%,  4/15/2081
b,g
129,766
Sumitomo Mitsui Financial Group,
Inc.
48,000 2.448%,  9/27/2024 50,175
63,000 3.544%,  1/17/2028 68,949
63,000 2.142%,  9/23/2030 60,896
Sumitomo Mitsui Trust Bank, Ltd.
41,000 1.050%,  9/12/2025
g
40,635
SVB Financial Group
80,000 4.000%,  5/15/2026
b,i
82,000
Synchrony Financial
42,000 4.250%,  8/15/2024 45,385
84,000 3.700%,  8/4/2026 91,149
Truist Bank
42,000 2.250%,  3/11/2030 42,223
Truist Financial Corporation
109,000 4.950%,  9/1/2025
b,i
119,063
42,000 1.887%,  6/7/2029
b
41,959
UBS Group AG
49,000 1.364%,  1/30/2027
b,g
48,543
UDR, Inc.
82,000 3.000%,  8/15/2031 85,810
United Wholesale Mortgage, LLC
130,000 5.500%,  4/15/2029
g
126,217
USB Realty Corporation
109,000
1.273%,  (LIBOR 3M +
1.147%), 1/15/2022
b,g,i
92,373
Ventas Realty, LP
34,000 3.750%,  5/1/2024 36,173
VEREIT Operating Partnership, LP
41,000 4.875%,  6/1/2026 46,968
63,000 3.950%,  8/15/2027 70,619
VICI Properties, LP
70,000 4.250%,  12/1/2026
g
73,103
30,000 3.750%,  2/15/2027
g
31,050
115,000 4.625%,  12/1/2029
g
123,625
Wells Fargo & Company
69,000 4.125%,  8/15/2023 73,484
80,000 2.406%,  10/30/2025
b
83,318
65,000 3.900%,  3/15/2026
b,i
67,031
106,000 2.188%,  4/30/2026
b
109,406
50,000
0.626%,  (LIBOR 3M +
0.500%), 1/15/2027
b
48,569
175,000
1.126%,  (LIBOR 3M +
1.000%), 4/15/2027
b
172,178
84,000 3.584%,  5/22/2028
b
91,969
84,000 4.478%,  4/4/2031
b
97,800
Welltower, Inc.
41,000 2.050%,  1/15/2029 40,731
63,000 2.800%,  6/1/2031 64,898
Westpac Banking Corporation
63,000 4.110%,  7/24/2034
b
68,449

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (61.0%) Value
Financials (9.2%) - continued
Willis North America, Inc.
$ 84,000 4.500%,  9/15/2028 $ 96,212
Total 22,038,329
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
49,000 2.150%,  5/13/2025
g
50,133
Total 50,133
Mortgage-Backed Securities (12.2%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
8,000,000 2.000%,  11/1/2036
d
8,228,125
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
4,325,000 2.000%,  11/1/2051
d
4,328,886
8,800,000 2.500%,  11/1/2051
d
9,056,094
575,000 3.000%,  11/1/2047
d
600,911
225,000 3.000%,  10/1/2049
d
235,432
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
3,375,000 2.500%,  10/1/2051
d
3,484,028
3,300,000 2.500%,  11/1/2051
d
3,400,676
Total 29,334,152
Technology (2.3%)
Akamai Technologies, Inc.,
Convertible
39,000 0.125%,  5/1/2025 47,337
49,000 0.375%,  9/1/2027 53,498
Analog Devices, Inc.
20,000 2.100%,  10/1/2031
d
20,043
Apple, Inc.
125,000 2.200%,  9/11/2029 128,709
Baidu, Inc.
52,000 3.075%,  4/7/2025 54,544
Black Knight InfoServ, LLC
152,000 3.625%,  9/1/2028
g
152,760
Broadcom Corporation
84,000 3.125%,  1/15/2025 88,980
63,000 3.875%,  1/15/2027 69,232
Broadcom, Inc.
84,000 5.000%,  4/15/2030 98,092
CommScope Technologies
Finance, LLC
123,000 6.000%,  6/15/2025
g
124,537
CommScope, Inc.
80,000 7.125%,  7/1/2028
g
81,638
Dell International, LLC
90,000 5.450%,  6/15/2023 96,528
63,000 5.850%,  7/15/2025 73,295
63,000 5.300%,  10/1/2029 76,155
Fiserv, Inc.
68,000 2.750%,  7/1/2024 71,609
84,000 4.200%,  10/1/2028 95,615
Gartner, Inc.
105,000 3.625%,  6/15/2029
g
105,798
115,000 3.750%,  10/1/2030
g
118,358
Principal
Amount Long-Term Fixed Income (61.0%) Value
Technology (2.3%) - continued
Global Payments, Inc.
$ 17,000 2.650%,  2/15/2025 $ 17,769
42,000 3.200%,  8/15/2029 44,398
Hewlett Packard Enterprise
Company
35,000 2.250%,  4/1/2023 35,862
InterDigital, Inc., Convertible
13,000 2.000%,  6/1/2024 14,016
Intuit, Inc.
41,000 0.950%,  7/15/2025 40,953
Iron Mountain, Inc.
90,000 5.000%,  7/15/2028
g
93,807
65,000 4.875%,  9/15/2029
g
68,088
170,000 4.500%,  2/15/2031
g
172,431
j2 Global, Inc., Convertible
115,000 1.750%,  11/1/2026
g
143,925
Jabil, Inc.
42,000 1.700%,  4/15/2026 42,220
Lumentum Holdings, Inc.,
Convertible
69,000 0.250%,  3/15/2024 101,258
Marvell Technology, Inc.
42,000 4.200%,  6/22/2023
g
44,350
42,000 2.950%,  4/15/2031
g
43,172
Micron Technology, Inc.
78,000 4.975%,  2/6/2026 89,191
MSCI, Inc.
120,000 4.000%,  11/15/2029
g
127,044
NCR Corporation
265,000 6.125%,  9/1/2029
g
287,525
NortonLifeLock, Inc., Convertible
62,000 2.000%,  8/15/2022
g
79,174
NVIDIA Corporation
21,000 2.850%,  4/1/2030 22,504
NXP Funding, LLC
44,000 4.875%,  3/1/2024
g
47,992
21,000 2.700%,  5/1/2025
g
21,933
42,000 4.300%,  6/18/2029
g
47,603
Open Text Corporation
175,000 4.125%,  2/15/2030
g
179,813
Oracle Corporation
105,000 2.500%,  4/1/2025 109,843
105,000 2.950%,  4/1/2030 109,991
Panasonic Corporation
52,000 2.536%,  7/19/2022
g
52,760
PTC, Inc.
65,000 3.625%,  2/15/2025
g
65,975
85,000 4.000%,  2/15/2028
g
87,231
Qorvo, Inc.
125,000 3.375%,  4/1/2031
g
131,800
Rackspace Technology Global,
Inc.
125,000 5.375%,  12/1/2028
g,l
122,813
Salesforce.com, Inc.
41,000 1.950%,  7/15/2031 40,806
Seagate HDD Cayman
41,000 4.250%,  3/1/2022 41,359
220,000 3.125%,  7/15/2029
g
212,762
160,000 3.375%,  7/15/2031
g
156,000
Sensata Technologies, Inc.
185,000 3.750%,  2/15/2031
g
186,265
Shift4 Payments, LLC
40,000 4.625%,  11/1/2026
g
41,750

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (61.0%) Value
Technology (2.3%) - continued
SS&C Technologies, Inc.
$ 290,000 5.500%,  9/30/2027
g
$ 306,220
Switch, Ltd.
150,000 3.750%,  9/15/2028
g
152,250
Tencent Holdings, Ltd.
50,000 2.880%,  4/22/2031
g
51,033
Texas Instruments, Inc.
29,000 1.375%,  3/12/2025 29,511
Verint Systems, Inc., Convertible
18,000 0.250%,  4/15/2026
g
17,388
Viavi Solutions, Inc.
106,000 3.750%,  10/1/2029
g
106,233
Vishay Intertechnology, Inc.,
Convertible
37,000 2.250%,  6/15/2025 38,103
VMware, Inc.
82,000 1.400%,  8/15/2026 81,631
29,000 2.200%,  8/15/2031 28,355
Total 5,491,835
Transportation (0.9%)
AerCap Holdings NV
50,000 5.875%,  10/10/2079
b
52,174
Air Canada
30,000 3.875%,  8/15/2026
g
30,271
Air Canada Pass Through Trust
8,209 3.875%,  3/15/2023
g
8,301
Air Lease Corporation
40,000 2.300%,  2/1/2025 41,086
11,000 3.375%,  7/1/2025 11,681
42,000 3.125%,  12/1/2030 43,027
Air Transport Services Group, Inc.,
Convertible
20,000 1.125%,  10/15/2024 21,532
American Airlines, Inc.
115,000 11.750%,  7/15/2025
g
142,312
265,000 5.500%,  4/20/2026
g
278,581
20,000 5.750%,  4/20/2029
g
21,550
Avis Budget Car Rental, LLC
95,000 5.375%,  3/1/2029
g
100,406
Boeing Company
41,000 1.950%,  2/1/2024 41,960
CSX Corporation
42,000 4.250%,  3/15/2029 48,281
Delta Air Lines, Inc.
65,000 7.000%,  5/1/2025
g
75,806
95,073 4.500%,  10/20/2025
g
101,728
83,000 4.750%,  10/20/2028
g
92,545
Greenbrier Companies, Inc.,
Convertible
67,000 2.875%,  4/15/2028
g
69,915
J.B. Hunt Transport Services, Inc.
35,000 3.300%,  8/15/2022 35,683
JetBlue Airways Corporation,
Convertible
45,000 0.500%,  4/1/2026
g
44,093
Meritor, Inc., Convertible
48,000 3.250%,  10/15/2037 50,329
Mileage Plus Holdings, LLC
105,000 6.500%,  6/20/2027
g
114,179
Penske Truck Leasing Company,
LP
41,000 1.200%,  11/15/2025
g
40,525
Principal
Amount Long-Term Fixed Income (61.0%) Value
Transportation (0.9%) - continued
$ 42,000 1.700%,  6/15/2026
g
$ 42,230
Southwest Airlines Company
42,000 5.125%,  6/15/2027 49,118
42,000 2.625%,  2/10/2030 42,603
Southwest Airlines Company,
Convertible
63,000 1.250%,  5/1/2025 94,106
Union Pacific Corporation
55,000 3.750%,  7/15/2025 60,259
42,000 2.150%,  2/5/2027 43,506
United Airlines Pass Through Trust
35,000 3.700%,  12/1/2022 35,920
United Airlines, Inc.
125,000 4.375%,  4/15/2026
g
128,281
155,000 4.625%,  4/15/2029
g
160,185
XPO Logistics, Inc.
80,000 6.250%,  5/1/2025
g
84,438
Total 2,206,611
Utilities (1.5%)
AES Corporation
66,000 3.950%,  7/15/2030
g
72,575
Ameren Corporation
41,000 1.750%,  3/15/2028 40,182
American Electric Power
Company, Inc.
42,000 2.300%,  3/1/2030 41,848
Berkshire Hathaway Energy
Company
59,000 4.050%,  4/15/2025 64,877
Calpine Corporation
200,000 4.500%,  2/15/2028
g
204,000
CenterPoint Energy, Inc.
34,000 2.500%,  9/1/2024 35,552
62,000 1.450%,  6/1/2026 62,017
63,000 2.650%,  6/1/2031 64,331
Dominion Energy, Inc.
34,000 3.071%,  8/15/2024 35,938
89,000 4.650%,  12/15/2024
b,i
95,346
42,000 3.375%,  4/1/2030 45,496
Duke Energy Corporation
50,000 3.250%,  1/15/2082
b
49,769
24,000 4.875%,  9/16/2024
b,i
25,650
84,000 3.150%,  8/15/2027 90,466
42,000 2.450%,  6/1/2030 42,446
Edison International
50,000 4.950%,  4/15/2025 55,053
Enel Finance International NV
81,000 1.375%,  7/12/2026
g
80,539
Energy Transfer, LP
48,000 6.500%,  11/15/2026
b,i
49,986
Entergy Corporation
41,000 0.900%,  9/15/2025 40,315
42,000 1.900%,  6/15/2028 41,558
Evergy, Inc.
35,000 2.450%,  9/15/2024 36,591
Exelon Corporation
42,000 4.050%,  4/15/2030 47,600
FirstEnergy Corporation
59,000 3.350%,  7/15/2022 59,699
Jersey Central Power & Light
Company
21,000 2.750%,  3/1/2032
g
21,512

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (61.0%) Value
Utilities (1.5%) - continued
NextEra Energy Capital Holdings,
Inc.
$ 42,000 2.250%,  6/1/2030 $ 42,240
NextEra Energy Operating
Partners, LP
195,000 3.875%,  10/15/2026
g
207,334
NextEra Energy Partners, LP,
Convertible
92,000 Zero Coupon,  11/15/2025
g
97,520
NiSource, Inc.
48,000 5.650%,  6/15/2023
b,i
50,640
42,000 2.950%,  9/1/2029 43,891
NRG Energy, Inc.
41,000 2.000%,  12/2/2025
g
41,683
185,000 3.375%,  2/15/2029
g
182,582
60,000 5.250%,  6/15/2029
g
63,825
NRG Energy, Inc., Convertible
45,000 2.750%,  6/1/2048 52,785
Pacific Gas and Electric Company
63,000 3.750%,  2/15/2024 65,717
63,000 2.100%,  8/1/2027 61,482
PG&E Corporation
80,000 5.000%,  7/1/2028 81,500
Public Service Enterprise Group,
Inc.
42,000 1.600%,  8/15/2030 39,741
Sempra Energy
44,000 4.875%,  10/15/2025
b,i
47,740
63,000 3.400%,  2/1/2028 67,945
Southern Company
125,000 4.000%,  1/15/2051
b
132,134
92,000 3.750%,  9/15/2051
b
93,730
Suburban Propane Partners, LP
155,000 5.875%,  3/1/2027 161,588
Talen Energy Supply, LLC
80,000 7.625%,  6/1/2028
g
75,000
TerraForm Power Operating, LLC
175,000 5.000%,  1/31/2028
g
187,906
TransCanada Trust
90,000 5.875%,  8/15/2076
b
100,800
Vistra Operations Company, LLC
160,000 5.000%,  7/31/2027
g
165,200
Xcel Energy, Inc.
42,000 4.000%,  6/15/2028 47,146
Total 3,513,475
Total Long-Term Fixed Income
(cost $144,454,542) 146,316,160
Shares
Registered Investment
Companies ( 17.6% ) Value
Unaffiliated  (2.8%)
17,984 Aberdeen Asia-Pacific Income
Fund, Inc. 74,634
6,175 AllianceBernstein Global High
Income Fund, Inc. 75,767
4,114 BlackRock Core Bond Trust 68,128
2,928 BlackRock Corporate High Yield
Fund, Inc. 35,722
7,098 BlackRock Credit Allocation
Income Trust 107,535
76 BlackRock Enhanced Equity
Dividend Trust 745
Shares
Registered Investment
Companies (17.6%) Value
Unaffiliated  (2.8%)- continued
5,827 BlackRock Enhanced Global
Dividend Trust $ 68,234
4,420 BlackRock Multi-Sector Income
Trust 82,698
1,050 Brookfield Real Assets Income
Fund, Inc. 21,955
5,814 Eaton Vance Limited Duration
Income Fund 76,628
1,816 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 18,142
8,599 Invesco Dynamic Credit
Opportunities Fund 100,608
7,861 Invesco Senior Loan ETF 173,807
3,325 iShares S&P U.S. Preferred Stock
Index Fund
l
129,043
13,725 Nuveen Credit Strategies Income
Fund 90,036
6,538 PGIM Global High Yield Fund, Inc. 100,685
5,745 PGIM High Yield Bond Fund, Inc. 93,299
1,147 Pimco Dynamic Credit And
Mortgage Income Fund 24,236
26,405 SPDR Bloomberg Barclays High
Yield Bond ETF
l
2,887,651
81,623 SPDR Bloomberg Barclays Short
Term High Yield Bond ETF 2,235,654
663 Tri-Continental Corporation 22,131
3,115 Virtus Dividend, Interst & Premium
Strategy Fund 46,196
3,728 Voya Global Equity Dividend &
Premium Opportunity Fund 21,995
9,731 Wells Fargo Income Opportunities
Fund 85,633
11,306 Western Asset High Income
Opportunity Fund, Inc. 58,678
Total 6,699,840
Affiliated  (14.8%)
3,623,361 Thrivent Core Emerging Markets
Debt Fund 35,364,000
Total 35,364,000
Total Registered Investment
Companies (cost $41,769,080) 42,063,840
Shares Common Stock ( 1.3% ) Value
Communications Services (0.2%)
13 Cable One, Inc. 23,571
324 Charter Communications, Inc.
m
235,729
1,347 Twitter, Inc.
m
81,345
166 ViacomCBS, Inc. 6,559
306 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
m
4,667
Total 351,871
Consumer Discretionary (0.1%)
854 Bloomin' Brands, Inc.
m
21,350
24 Booking Holdings, Inc.
m
56,973
409 Dick's Sporting Goods, Inc.
l
48,986
96 Expedia Group, Inc.
m
15,734
1,744 Ford Motor Company
m
24,695
1,611 Under Armour, Inc., Class C
m
28,225
Total 195,963

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (1.3%) Value
Consumer Staples (<0.1%)
553 Bunge, Ltd. $ 44,970
Total 44,970
Energy (0.1%)
741 Cheniere Energy, Inc.
m
72,373
750 Kinder Morgan, Inc. 12,548
250 MPLX, LP 7,118
391 Pioneer Natural Resources
Company 65,105
270 TC Energy Corporation 12,984
300 Williams Companies, Inc. 7,782
Total 177,910
Financials (0.2%)
1,506 Bank of America Corporation 63,930
2,000 BlackRock TCP Capital
Corporation 27,140
716 Blackstone Mortgage Trust, Inc. 21,709
1,509 FS KKR Capital Corporation 33,258
2,352 Golub Capital BDC, Inc. 37,185
950 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 50,806
2,013 KKR & Company, Inc. 122,551
803 Sixth Street Specialty Lending, Inc. 17,835
931 Starwood Property Trust, Inc. 22,726
1,535 Wells Fargo & Company 71,239
Total 468,379
Health Care (0.2%)
311 Anthem, Inc. 115,941
80 Becton, Dickinson and Company 19,666
520 Boston Scientific Corporation
m
22,563
867 Danaher Corporation 263,949
61 Illumina, Inc.
m
24,742
Total 446,861
Industrials (0.1%)
385 Aerojet Rocketdyne Holdings, Inc. 16,767
1,178 Chart Industries, Inc.
m
225,128
365 Fortive Corporation 25,758
186 FTI Consulting, Inc.
m
25,054
898 JetBlue Airways Corporation
m
13,730
555 Southwest Airlines Company
m
28,544
Total 334,981
Information Technology (0.4%)
119 Akamai Technologies, Inc.
m
12,446
341 Broadcom, Ltd. 165,361
638 II-VI, Inc.
l,m
37,872
194 InterDigital, Inc. 13,157
201 Lumentum Holdings, Inc.
m
16,792
1,022 Microchip Technology, Inc. 156,867
591 Motorola Solutions, Inc. 137,301
414 NortonLifeLock, Inc. 10,474
1,515 Nuance Communications, Inc.
m
83,386
3,163 ON Semiconductor Corporation
m
144,770
4,434 Sabre Corporation
m
52,499
35 ServiceNow, Inc.
m
21,779
526 Square, Inc.
m
126,156
450 SunPower Corporation
m
10,206
425 Teradyne, Inc. 46,397
419 Western Digital Corporation
m
23,648
Total 1,059,111
Shares Common Stock (1.3%) Value
Real Estate (<0.1%)
422 iStar, Inc. $ 10,584
1,756 Lexington Realty Trust 22,389
296 MGIC Investment Corporation 4,428
Total 37,401
Utilities (<0.1%)
112 American Electric Power
Company, Inc. 9,092
300 Essential Utilities, Inc. 13,824
382 NRG Energy, Inc. 15,597
Total 38,513
Total Common Stock
(cost $3,145,341) 3,155,960
Shares Preferred Stock ( 1.1% ) Value
Communications Services (0.1%)
6,550 AT&T, Inc., 4.750%
i
172,724
3,500 Telephone and Data Systems, Inc.
6.000%
i
88,375
607 ViacomCBS, Inc., Convertible,
5.750%
l
39,655
Total 300,754
Consumer Staples (<0.1%)
850 CHS, Inc., 7.100%
b,i
23,859
Total 23,859
Energy (0.1%)
6,153 Crestwood Equity Partners, LP,
9.250%
i
61,469
825 Energy Transfer, LP, 7.600%
b,i
20,922
1,736 NuStar Logistics, LP, 6.860%
b
43,226
Total 125,617
Financials (0.6%)
1,750 Aegon Funding Corporation II,
5.100% 46,305
3,700 Allstate Corporation, 5.100%
i
101,306
1,000 American International Group, Inc.
5.850%
i
27,180
2,200 Bank of America Corporation,
5.000%
i
58,850
1,000 Bank of America Corporation,
5.375%
i
26,930
3,050 Capital One Financial Corporation,
5.000%
i
80,733
1,445 Cobank ACB, 6.250%
b,i
149,557
2,775 Equitable Holdings, Inc., 5.250%
i
75,008
70 First Horizon Bank, 3.750%
b,g,i
59,697
1,150 First Horizon Corporation, 6.500%
i
31,498
134 GMAC Capital Trust I, 5.910%
b
3,382
3,700 J.P. Morgan Chase & Company,
4.200%
i,m
93,425
1,750 J.P. Morgan Chase & Company,
4.750%
i
45,728
1,750 J.P. Morgan Chase & Company,
5.750%
i
47,793
3,080 Morgan Stanley, 5.850%
b,i
91,260
3,700 Morgan Stanley, 7.125%
b,i
105,487
425 Synovus Financial Corporation,
5.875%
b,i
11,590
2,650 Truist Financial Corporation,
4.750%
i
70,358
3,500 Wells Fargo & Company, 4.250%
i
87,640

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock (1.1%) Value
Financials (0.6%) - continued
148 Wells Fargo & Company,
Convertible, 7.50%
i
$ 219,336
Total 1,433,063
Health Care (<0.1%)
848 Becton, Dickinson and Company,
Convertible, 6.000% 45,775
545 Boston Scientific Corporation,
Convertible, 5.500% 63,438
Total 109,213
Industrials (<0.1%)
59 Fluor Corporation, Convertible,
6.500%
g,i
58,888
432 Stanley Black & Decker, Inc.,
Convertible, 5.250%
l
45,464
Total 104,352
Real Estate (0.1%)
3,200 Public Storage, 4.125%
i
83,520
668 Public Storage, 4.625%
i
18,223
175 Public Storage, 4.700%
i
4,746
275 Public Storage, 4.875%
i
7,541
Total 114,030
Utilities (0.2%)
879 AES Corporation, Convertible,
6.875%
l
84,736
256 American Electric Power
Company, Inc., Convertible,
6.125% 12,203
455 American Electric Power
Company, Inc., Convertible,
6.125% 22,623
5,025 CMS Energy Corporation, 4.200%
i
125,424
221 Essential Utilities, Inc., Convertible
6.000% 12,683
1,596 NextEra Energy, Inc., Convertible,
4.872% 93,542
89 NiSource, Inc., Convertible,
7.750% 9,207
3,525 Southern Company, 4.950% 93,236
403 Southern Company, Convertible,
6.750% 20,557
Total 474,211
Total Preferred Stock
(cost $2,608,147) 2,685,099
Shares
Collateral Held for Securities
Loaned ( 1.1% ) Value
2,618,060 Thrivent Cash Management Trust 2,618,060
Total Collateral Held for
Securities Loaned
(cost $2,618,060) 2,618,060
Shares or
Principal
Amount Short-Term Investments ( 15.2% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.030%, 10/6/2021
n,o
100,000
100,000 0.040%, 10/20/2021
n,o
99,999
Shares or
Principal
Amount Short-Term Investments (15.2%) Value
Thrivent Core Short-Term Reserve
Fund
3,629,478 0.120% $ 36,294,784
Total Short-Term Investments
(cost $36,490,529) 36,494,783
Total Investments (cost
$270,417,190) 113.8% $272,815,332
Other Assets and Liabilities, Net
(13.8%) (32,990,062)
Total Net Assets 100.0% $239,825,270
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
September 30, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of September 30, 2021.
g Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2021, the value of these investments was $63,015,733 or
26.3% of total net assets.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 30, 2021.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is insured or guaranteed.
l All or a portion of the security is on loan.
m Non-income producing security.
n The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus
Portfolio as of September 30, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 734,810
Common Stock 1,753,987
Total lending $2,488,797
Gross amount payable upon return of
collateral for securities loaned $2,618,060
Net amounts due to counterparty $129,263
Definitions:
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2021, in valuing Opportunity Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 3,080,913 – 2,242,856 838,057
Capital Goods 3,686,287 – 2,786,842 899,445
Communications Services 8,611,864 – 8,327,577 284,287
Consumer Cyclical 5,419,036 – 5,419,036 –
Consumer Non-Cyclical 8,116,342 – 8,116,342 –
Energy 453,972 – 453,972 –
Financials 2,181,530 – 2,181,530 –
Technology 5,270,072 – 5,270,072 –
Transportation 2,075,561 – 2,075,561 –
Utilities 585,853 – 315,299 270,554
Long-Term Fixed Income
Asset-Backed Securities 13,199,744 – 13,199,744 –
Basic Materials 4,249,166 – 4,249,166 –
Capital Goods 6,351,728 – 6,351,728 –
Collateralized Mortgage Obligations 16,016,163 – 16,016,163 –
Commercial Mortgage-Backed Securities 327,017 – 327,017 –
Communications Services 9,658,958 – 9,658,958 –
Consumer Cyclical 12,647,488 – 12,647,488 –
Consumer Non-Cyclical 11,455,370 – 11,455,370 –
Energy 9,775,991 – 9,775,991 –
Financials 22,038,329 – 22,038,329 –
Foreign Government 50,133 – 50,133 –
Mortgage-Backed Securities 29,334,152 – 29,334,152 –
Technology 5,491,835 – 5,491,835 –
Transportation 2,206,611 – 2,206,611 –
Utilities 3,513,475 – 3,513,475 –
Registered Investment Companies
Unaffiliated 6,699,840 6,699,840 – –
Common Stock
Communications Services 351,871 347,204 4,667 –
Consumer Discretionary 195,963 195,963 – –
Consumer Staples 44,970 44,970 – –
Energy 177,910 177,910 – –
Financials 468,379 468,379 – –
Health Care 446,861 446,861 – –
Industrials 334,981 334,981 – –
Information Technology 1,059,111 1,059,111 – –
Real Estate 37,401 37,401 – –
Utilities 38,513 38,513 – –
Preferred Stock
Communications Services 300,754 300,754 – –
Consumer Staples 23,859 23,859 – –
Energy 125,617 125,617 – –
Financials 1,433,063 1,373,366 59,697 –
Health Care 109,213 109,213 – –
Industrials 104,352 45,464 58,888 –
Real Estate 114,030 114,030 – –
Utilities 474,211 474,211 – –
Short-Term Investments 199,999 – 199,999 –
Subtotal Investments in Securities $198,538,488 $12,417,647 $183,828,498 $2,292,343
Other Investments  * Total
Affiliated Registered Investment Companies 35,364,000
Affiliated Short-Term Investments 36,294,784
Collateral Held for Securities Loaned 2,618,060
Subtotal Other Investments $74,276,844
Total Investments at Value $272,815,332

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 133,296 133,296 – –
Total Asset Derivatives $133,296 $133,296 $– $–
Liability Derivatives
Futures Contracts 226,523 226,523 – –
Total Liability Derivatives $226,523 $226,523 $– $–
The following table presents Opportunity Income Plus Portfolio's futures contracts held as of September 30, 2021. Investments and/or cash totaling $199,999 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 11 December 2021 $ 2,422,096 ( $ 1,495)
CBOT U.S. Long Bond 2 December 2021 326,975 (8,538)
CME Ultra Long Term U.S. Treasury Bond 31 December 2021 6,139,428 (216,490)
Total Futures Long Contracts $ 8,888,499 ( $ 226,523)
CBOT 10-Yr. U.S. Treasury Note (33) December 2021 ( $ 4,410,566) $ 67,457
CBOT 5-Yr. U.S. Treasury Note (55) December 2021 (6,796,757) 45,936
Ultra 10-Yr. U.S. Treasury Note (6) December 2021 (891,403) 19,903
Total Futures Short Contracts ( $ 12,098,726) $133,296
Total Futures Contracts ( $ 3,210,227) ($93,227)

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Opportunity Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
9/30/2021
Shares Held at
9/30/2021
% of Net
Assets
9/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $37,714 $1,152 $1,300 $35,364 3,623 14.8%
Total Affiliated Registered Investment
Companies 37,714 35,364 14.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% 37,613 129,605 130,923 36,295 3,629 15.1
Total Affiliated Short-Term Investments 37,613 36,295 15.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 452 41,084 38,918 2,618 2,618 1.1
Total Collateral Held for Securities Loaned 452 2,618 1.1
Total Value $75,779 $74,277
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 9/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(23) $(2,179) $ – $1,152
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% (3) 3 – 40
Total Income/Non Income Cash from Affiliated
Investments $1,192
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 15
Total Affiliated Income from Securities Loaned, Net $15
Total Value $(26) $(2,176) $ –

Partner Emerging Markets Equity Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 91.1% ) Value
Bermuda (1.1%)
218,000 China Resources Gas Group, Ltd. $ 1,145,357
Total 1,145,357
Brazil (4.5%)
176,200 B3 SA - Brasil Bolsa Balcao 413,503
400,877 Banco Bradesco SA ADR 1,535,359
201,785 Rumo SA
a
623,613
101,590 Vale SA ADR 1,417,180
89,020 WEG SA 645,695
Total 4,635,350
Cayman Islands (16.7%)
213,300 Alibaba Group Holding, Ltd.
a
3,949,023
313,200 Budweiser Brewing Company
APAC, Ltd.
b
795,541
135,500 China Conch Venture Holdings, Ltd. 629,178
382,000 China Resources Land, Ltd. 1,607,705
82,700 GDS Holdings, Ltd.
a
586,402
74,000 Li Ning Company, Ltd. 852,905
34,400 Meituan Dianping
a,b
1,098,098
255,600 Sands China, Ltd.
a
523,086
3,973 Sea, Ltd. ADR
a
1,266,314
61,100 Tencent Holdings, Ltd. 3,647,594
143,500 WuXi Biologics (Cayman), Inc.
a,b
2,327,613
Total 17,283,459
China (13.8%)
32,800 China International Travel Service
Corporation, Ltd. 1,314,121
247,500 China Merchants Bank Company,
Ltd., Class H 1,969,641
19,800 Hangzhou Tigermed Consulting
Company, Ltd., Class A 532,498
9,900 Hangzhou Tigermed Consulting
Company, Ltd., Class H
b
209,345
2,495 Kweichow Moutai Company, Ltd. 704,235
177,680 LONGi Green Energy Technology
Company, Ltd. 2,258,563
104,925 Midea Group Company, Ltd. 1,128,221
363,840 NARI Technology Company, Ltd. 2,009,498
76,000 Ping An Insurance (Group)
Company of China, Ltd., Class H 519,793
71,600 Shenzhou International Group
Holdings, Ltd. 1,519,600
56,220 Sungrow Power Supply Company,
Ltd. 1,277,732
18,999 Yunnan Energy New Material
Company, Ltd. 821,909
Total 14,265,156
Cyprus (0.8%)
9,003 TCS Group Holding plc GDR 826,475
Total 826,475
Hong Kong (3.3%)
160,800 AIA Group, Ltd. 1,849,909
25,530 Hong Kong Exchanges & Clearing,
Ltd. 1,568,831
Total 3,418,740
India (13.2%)
30,407 Hindustan Unilever, Ltd. 1,105,665
87,152 Housing Development Finance
Corporation 3,220,955
Shares Common Stock (91.1%) Value
India (13.2%) - continued
352,672 ITC, Ltd. $ 1,118,164
69,587 Kotak Mahindra Bank, Ltd. 1,872,756
115,171 SBI Life Insurance Company, Ltd.
b
1,884,225
56,320 Tata Consultancy Services, Ltd. 2,854,200
15,447 Ultra Tech Cement, Ltd. 1,532,744
Total 13,588,709
Indonesia (2.5%)
566,100 Bank Central Asia Tbk PT 1,378,860
4,451,496 Bank Rakyat Indonesia Persero
Tbk PT 1,186,532
Total 2,565,392
Luxembourg (0.8%)
52,856 Allegro.eu SA
a,b
768,803
Total 768,803
Mexico (4.7%)
15,880 Fomento Economico Mexicano SAB
de CV ADR 1,377,114
32,560 Grupo Aeroportuario del Sureste ,
SAB de CV 607,380
281,773 Grupo Financiero Banorte SAB de
CV ADR 1,805,864
267,858 Grupo Mexico, SAB de CV 1,065,125
Total 4,855,483
Netherlands (5.6%)
1,780 ASM International NV 697,078
2,326 ASML Holding NV 1,737,652
30,908 Prosus NV 2,473,901
11,183 Yandex NV
a
891,173
Total 5,799,804
Philippines (0.4%)
260,636 Bank of the Philippine Islands 416,169
Total 416,169
Russian Federation (5.1%)
18,564 Lukoil ADR 1,763,104
83,499 NovaTek PJSC 2,194,943
270,193 Sberbank of Russia PJSC 1,262,270
Total 5,220,317
South Africa (1.0%)
11,781 Anglo American Platinum, Ltd. 1,020,487
Total 1,020,487
South Korea (3.9%)
4,245 Kakao Corporation 417,488
3,144 LG Chem , Ltd. 2,039,105
2,630 Samsung SDI Company, Ltd. 1,569,374
Total 4,025,967
Taiwan (11.0%)
113,000 Delta Electronics, Inc. 1,012,500
290,000 Hon Hai Precision Industry
Company, Ltd. 1,082,458
449,499 Taiwan Semiconductor
Manufacturing Company, Ltd. 9,296,577
Total 11,391,535

Partner Emerging Markets Equity Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.1%) Value
United Kingdom (1.4%)
56,841 Mondi plc $ 1,399,719
Total 1,399,719
United States (1.3%)
818 Mercadolibre , Inc.
a
1,373,749
Total 1,373,749
Total Common Stock
(cost $62,570,739) 94,000,671
Shares Preferred Stock ( 8.5% )
South Korea (8.5%)
150,645 Samsung Electronics Company,
Ltd. 8,788,435
Total 8,788,435
Total Preferred Stock
(cost $2,720,189) 8,788,435
Shares Short-Term Investments ( 0.8% )
Thrivent Core Short-Term Reserve
Fund
83,693 0.120% 836,927
Total Short-Term Investments
(cost $836,927) 836,927
Total Investments (cost
$66,127,855) 100.4% $103,626,033
Other Assets and Liabilities,
Net (0.4%) (405,962)
Total Net Assets 100.0% $103,220,071
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2021, the value of these investments was $7,083,625 or
6.9% of total net assets.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2021, in valuing Partner Emerging Markets Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 5,542,657 891,173 4,651,484 –
Consumer Discretionary 12,527,606 1,373,749 11,153,857 –
Consumer Staples 5,100,719 1,377,114 3,723,605 –
Energy 5,103,404 – 5,103,404 –
Financials 24,814,221 1,535,359 23,278,862 –
Health Care 3,069,456 – 3,069,456 –
Industrials 5,774,625 – 5,774,625 –
Information Technology 18,503,653 1,266,314 17,237,339 –
Materials 9,296,269 1,417,180 7,879,089 –
Utilities 4,268,061 – 4,268,061 –
Preferred Stock
Information Technology 8,788,435 – 8,788,435 –
Subtotal Investments in Securities $102,789,106 $7,860,889 $94,928,217 $–
Other Investments  * Total
Affiliated Short-Term Investments 836,927
Subtotal Other Investments $836,927
Total Investments at Value $103,626,033
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Partner Emerging Markets Equity Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Partner Emerging Markets
Equity Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
9/30/2021
Shares Held at
9/30/2021
% of Net
Assets
9/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% $1,093 $19,719 $19,975 $837 84 0.8%
Total Affiliated Short-Term Investments 1,093 837 0.8
Total Value $1,093 $837
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 9/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% $– $– $ – $2
Total Income/Non Income Cash from Affiliated
Investments $2
Total Value $– $– $ –

Partner Healthcare Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.3% ) Value
Biotechnology (19.4%)
29,290 AbbVie, Inc. $ 3,159,512
14,767 Acceleron Pharma, Inc.
a
2,541,401
21,110 Acumen Pharmaceuticals, Inc.
a
313,695
11,582 Agios Pharmaceuticals, Inc.
a
534,509
15,696 Allogene Therapeutics, Inc.
a
403,387
17,690 Alnylam Pharmaceuticals, Inc.
a
3,340,049
13,777 Ambrx Biopharma, Inc. ADR
a
185,989
33,190 Amgen, Inc. 7,057,854
22,375 Arcutis Biotherapeutics , Inc.
a
534,539
8,035 Arena Pharmaceuticals, Inc.
a
478,484
3,639 Argenx SE ADR
a
1,098,978
18,521 Biogen, Inc.
a
5,241,258
1,140 Biohaven Pharmaceutical Holding
Company, Ltd.
a
158,357
10,083 BioMarin Pharmaceutical, Inc.
a
779,315
5,812 Blueprint Medicines Corporation
a
597,532
9,941 BridgeBio Pharma, Inc.
a
465,935
8,933 Cerevel Therapeutics Holdings
a
263,524
6,232 Connect Biopharma Holdings, Ltd.
ADR
a
148,945
8,595 Cytokinetics, Inc.
a
307,185
13,043 Decibel Therapeutics, Inc.
a
100,562
7,165 Design Therapeutics, Inc.
a
105,254
8,054 Dicerna Pharmaceuticals, Inc.
a
162,369
2,820 Enanta Pharmaceuticals, Inc.
a
160,204
7,473 EXACT Sciences Corporation
a
713,298
3,999 Genmab AS
a
1,747,251
14,449 Genmab AS ADR
a
631,421
67,898 Gilead Sciences, Inc. 4,742,675
12,988 Global Blood Therapeutics, Inc.
a
330,934
3,933 Guardant Health, Inc.
a
491,664
8,134 IDEAYA Biosciences, Inc.
a
207,336
12,538 Imago BioSciences , Inc.
a
251,136
7,361 Immuneering Corporation
a
195,435
5,022 Immunocore Holdings plc ADR
a
186,166
13,307 Incyte Corporation
a
915,255
1,933 Krystal Biotech, Inc.
a
100,922
31,362 Mersana Therapeutics, Inc.
a
295,744
4,429 Mirati Therapeutics, Inc.
a
783,534
6,490 Moderna , Inc.
a
2,497,741
14,609 Monte Rosa Therapeutics, Inc.
a
325,489
8,560 Nautilus Biotechnology, Inc.
a
52,558
9,981 Neurocrine Biosciences, Inc.
a
957,278
4,765 Novavax , Inc.
a
987,832
2,146 Nuvation Bio, Inc., Warrants
(Expires 07/07/2027)
a
5,429
12,136 Omega Therapeutics, Inc.
a
228,764
14,300 POINT Biopharma Global, Inc.
a
109,967
11,575 Prothena Corporation plc
a
824,487
2,440 PTC Therapeutics, Inc.
a
90,792
4,421 RAPT Therapeutics, Inc.
a
137,272
6,142 Regeneron Pharmaceuticals, Inc.
a
3,717,016
6,030 Relay Therapeutics, Inc.
a
190,126
4,783 Sarepta Therapeutics, Inc.
a
442,332
32,186 Seagen , Inc.
a
5,465,183
12,324 Talaris Therapeutics, Inc.
a
167,113
5,120 Tango Therapeutics, Inc.
a
66,202
7,235 Taysha Gene Therapies, Inc.
a
134,716
5,383 TCR2 Therapeutics, Inc.
a
45,809
15,562 Tenaya Therapeutics, Inc.
a
321,355
15,222 TScan Therapeutics, Inc.
a
126,951
11,301 Vertex Pharmaceuticals, Inc.
a
2,049,888
Total 58,675,908
Shares Common Stock (97.3%) Value
Financials (0.3%)
47,585 Health Assurance Acquisition
Corporation
a
$ 465,381
11,896 Health Assurance Acquisition
Corporation, Warrants (Expires
11/12/2025)
a
12,253
7,296 Health Sciences Acquisitions
Corporation 2
a
72,157
6,199 Helix Acquisition Corporation
a
61,184
22,420 MedTech Acquisition Corporation
a
222,631
7,473 MedTech Acquisition Corporation,
Warrants (Expires 12/18/2025)
a
6,128
Total 839,734
Health Care Distributors (1.7%)
12,720 AmerisourceBergen Corporation 1,519,404
29,610 Cardinal Health, Inc. 1,464,511
21,286 Henry Schein, Inc.
a
1,621,142
3,332 McKesson Corporation 664,334
Total 5,269,391
Health Care Equipment (27.6%)
140,484 Abbott Laboratories 16,595,375
7,146 ABIOMED, Inc.
a
2,326,166
72,968 Avantor , Inc.
a
2,984,391
48,255 Baxter International, Inc. 3,881,150
175,028 Boston Scientific Corporation
a
7,594,465
9,615 Danaher Corporation 2,927,191
50,652 Edwards Lifesciences Corporation
a
5,734,313
8,887 Intuitive Surgical, Inc.
a
8,835,011
11,761 Masimo Corporation
a
3,183,820
72,301 Medtronic plc 9,062,930
15,000 Natera , Inc.
a
1,671,600
10,014 Nevro Corporation
a
1,165,429
4,665 Novocure , Ltd.
a
541,933
10,426 Rapid Micro Biosystems , Inc.
a
192,568
9,482 ResMed , Inc. 2,498,981
21,395 Stryker Corporation 5,642,290
10,242 Teleflex, Inc. 3,856,625
32,185 Zimmer Biomet Holdings, Inc. 4,710,597
Total 83,404,835
Health Care Facilities (0.7%)
21,028 Agilon Health, Inc.
a
551,144
21,355 Encompass Health Corporation 1,602,479
6,930 Innovage Holding Corporation
a
45,807
Total 2,199,430
Health Care Services (5.9%)
38,829 Agiliti , Inc.
a
739,304
10,333 Amedisys , Inc.
a
1,540,650
11,207 CareMax , Inc.
a
108,260
2,241 CareMax , Inc., Warrants (Expires
07/16/2025)
a
5,939
36,657 Cigna Holding Company 7,337,265
7,435 ICON plc
a
1,948,119
10,781 LHC Group, Inc.
a
1,691,647
37,437 Lifestance Health Group, Inc.
a
542,836
15,460 Quest Diagnostics, Inc. 2,246,492
11,984 Teladoc Health, Inc.
a
1,519,691
Total 17,680,203
Health Care Supplies (1.6%)
29,611 Alcon, Inc. 2,382,797
1,795 Cooper Companies, Inc. 741,892

Partner Healthcare Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a
Shares Common Stock (97.3%) Value
Health Care Supplies (1.6%) - continued
26,840 Dentsply Sirona, Inc. $ 1,558,062
Total 4,682,751
Health Care Technology (0.2%)
25,996 Alignment Healthcare, Inc.
a
415,416
8,371 Privia Health Group, Inc.
a
197,221
Total 612,637
Life Sciences Tools & Services (8.8%)
7,595 Agilent Technologies, Inc. 1,196,440
7,899 Illumina, Inc.
a
3,203,913
16,103 IQVIA Holding, Inc.
a
3,857,313
6,760 Qiagen NV
a
349,357
31,519 Thermo Fisher Scientific, Inc. 18,007,750
Total 26,614,773
Managed Health Care (9.8%)
12,364 Anthem, Inc. 4,609,299
34,031 Centene Corporation
a
2,120,472
9,687 Humana, Inc. 3,769,696
49,153 UnitedHealth Group, Inc. 19,206,043
Total 29,705,510
Pharmaceuticals (21.3%)
8,166 Apellis Pharmaceuticals, Inc.
a
269,151
12,990 AstraZeneca plc 1,565,526
80,339 Bristol-Myers Squibb Company 4,753,659
34,600 Daiichi Sankyo Company, Ltd. 919,708
39,095 Eli Lilly and Company 9,032,900
6,233 Forma Therapeutics Holdings,
Inc.
a
144,543
494,505 Hansoh Pharmaceutical Group
Company, Ltd.
b
1,251,779
10,299 Horizon Therapeutics plc
a
1,128,152
182,000 Hua Medicine
a,b
109,649
80,175 Johnson & Johnson 12,948,263
38,368 Merck & Company, Inc. 2,881,820
13,374 Nektar Therapeutics
a
240,197
366,573 Pfizer, Inc. 15,766,305
5,873 Roche Holding AG 2,143,469
29,414 Sanofi 2,831,501
29,577 Sanofi ADR 1,425,907
75,500 WuXi Biologics (Cayman), Inc.
a,b
1,224,632
28,821 Zoetis, Inc. 5,595,309
Total 64,232,470
Total Common Stock
(cost $208,167,450) 293,917,642
Shares Short-Term Investments ( 2.7% ) Value
Thrivent Core Short-Term Reserve
Fund
807,338 0.120% 8,073,382
Total Short-Term Investments
(cost $8,070,877) 8,073,382
Total Investments (cost
$216,238,327) 100.0% $301,991,024
Other Assets and Liabilities, Net
(<0.1%) (85,923)
Total Net Assets 100.0% $301,905,101
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2021, the value of these investments was $2,586,060 or
0.9% of total net assets.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.

Partner Healthcare Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2021, in valuing Partner Healthcare Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Biotechnology 58,675,908 56,928,657 1,747,251 –
Financials 839,734 839,734 – –
Health Care Distributors 5,269,391 5,269,391 – –
Health Care Equipment 83,404,835 83,404,835 – –
Health Care Facilities 2,199,430 2,199,430 – –
Health Care Services 17,680,203 17,680,203 – –
Health Care Supplies 4,682,751 4,682,751 – –
Health Care Technology 612,637 612,637 – –
Life Sciences Tools & Services 26,614,773 26,614,773 – –
Managed Health Care 29,705,510 29,705,510 – –
Pharmaceuticals 64,232,470 54,186,206 10,046,264 –
Subtotal Investments in Securities $293,917,642 $282,124,127 $11,793,515 $–
Other Investments  * Total
Affiliated Short-Term Investments 8,073,382
Subtotal Other Investments $8,073,382
Total Investments at Value $301,991,024
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Partner Healthcare Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
9/30/2021
Shares Held at
9/30/2021
% of Net
Assets
9/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% $6,423 $50,926 $49,276 $8,073 807 2.7%
Total Affiliated Short-Term Investments 6,423 8,073 2.7
Total Value $6,423 $8,073
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 9/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% $– $– $ – $9
Total Income/Non Income Cash from Affiliated
Investments $9
Total Value $– $– $ –

Real Estate Securities Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99.6% ) Value
Diversified REITs (6.1%)
8,554 American Assets Trust, Inc. $ 320,091
28,612 Apartment Income REIT
Corporation 1,396,552
42,667 Cousins Properties, Inc. 1,591,052
90,470 Duke Realty Corporation 4,330,799
16,000 Lexington Realty Trust 204,000
23,174 Spirit Realty Capital, Inc. 1,066,931
33,806 Store Capital Corporation 1,082,806
33,584 VEREIT, Inc. 1,519,004
11,258 WP Carey, Inc. 822,284
Total 12,333,519
Health Care REITs (8.7%)
24,662 Healthcare Realty Trust, Inc. 734,434
47,225 Healthcare Trust of America, Inc. 1,400,694
106,900 Healthpeak Properties, Inc. 3,579,012
57,506 Medical Properties Trust, Inc. 1,154,145
16,114 Omega Healthcare Investors, Inc. 482,775
8,776 Physicians Realty Trust 154,633
58,298 Ventas, Inc. 3,218,633
83,070 Welltower , Inc. 6,844,968
Total 17,569,294
Hotel & Resort REITs (4.6%)
56,979 Apple Hospitality REIT, Inc. 896,280
9,900 Caesars Entertainment, Inc.
a
1,111,572
118,551 Host Hotels & Resorts, Inc.
a
1,935,938
52,858 MGM Growth Properties, LLC 2,024,461
36,835 Park Hotels & Resorts, Inc.
a
705,022
29,785 Pebblebrook Hotel Trust 667,482
43,154 RLJ Lodging Trust 641,268
8,756 Ryman Hospitality Properties
a
732,877
48,357 Sunstone Hotel Investors, Inc.
a
577,383
Total 9,292,283
Industrial REITs (13.0%)
44,492 Americold Realty Trust 1,292,493
4,751 EastGroup Properties, Inc. 791,659
35,396 First Industrial Realty Trust, Inc. 1,843,424
112,981 Prologis, Inc. 14,171,207
55,814 Rexford Industrial Realty, Inc. 3,167,444
10,288 SBA Communications Corporation 3,400,904
18,211 STAG Industrial, Inc. 714,782
10,945 Terreno Realty Corporation 692,052
Total 26,073,965
Information Technology (0.3%)
23,145 Switch, Inc. 587,652
Total 587,652
Office REITs (7.0%)
26,127 Alexandria Real Estate Equities,
Inc. 4,992,086
18,383 Boston Properties, Inc. 1,991,798
16,946 Corporate Office Properties Trust 457,203
29,590 Douglas Emmett, Inc. 935,340
25,312 Highwoods Properties, Inc. 1,110,184
35,172 Hudson Pacific Properties, Inc. 923,968
19,026 JBG SMITH Properties 563,360
23,191 Kilroy Realty Corporation 1,535,476
11,823 SL Green Realty Corporation 837,541
14,954 Vornado Realty Trust 628,218
Total 13,975,174
Shares Common Stock (99.6%) Value
Real Estate Operating Companies (0.5%)
37,337 Essential Properties Realty Trust,
Inc. $ 1,042,449
Total 1,042,449
Real Estate Services (0.5%)
6,700 CBRE Group, Inc.
a
652,312
1,481 Jones Lang LaSalle, Inc.
a
367,421
Total 1,019,733
Residential REITs (20.7%)
21,262 American Campus Communities,
Inc. 1,030,144
106,625 American Homes 4 Rent 4,064,545
20,979 AvalonBay Communities, Inc. 4,649,786
22,731 Camden Property Trust 3,352,141
48,403 Equity Lifestyle Properties, Inc. 3,780,274
39,766 Equity Residential 3,217,865
11,785 Essex Property Trust, Inc. 3,768,136
156,546 Invitation Homes, Inc. 6,000,408
17,908 Mid-America Apartment
Communities, Inc. 3,344,319
24,101 Sun Communities, Inc. 4,461,095
73,424 UDR, Inc. 3,890,003
Total 41,558,716
Retail REITs (9.8%)
15,997 Agree Realty Corporation 1,059,481
83,271 Brixmor Property Group, Inc. 1,841,122
8,056 Federal Realty Investment Trust 950,527
99,697 Kimco Realty Corporation 2,068,713
20,971 National Retail Properties, Inc. 905,738
16,513 NetSTREIT Corporation 390,532
13,721 Phillips Edison and Company, Inc. 421,372
21,624 Realty Income Corporation 1,402,533
37,607 Regency Centers Corporation 2,532,079
25,586 Retail Opportunity Investments
Corporation 445,708
33,400 Retail Properties of America, Inc. 430,192
47,940 Simon Property Group, Inc. 6,230,762
33,290 SITE Centers Corporation 513,998
21,701 Urban Edge Properties 397,345
Total 19,590,102
Specialized REITs (28.4%)
38,013 American Tower Corporation 10,089,030
7,880 CoreSite Realty Corporation 1,091,695
27,743 Crown Castle International
Corporation 4,808,417
44,986 CubeSmart 2,179,572
24,290 CyrusOne , Inc. 1,880,289
30,018 Digital Realty Trust, Inc. 4,336,100
15,018 Equinix , Inc. 11,866,172
27,482 Extra Space Storage, Inc. 4,616,701
11,573 Four Corners Property Trust, Inc. 310,851
32,244 Gaming and Leisure Properties,
Inc. 1,493,542
1,967 GDS Holdings, Ltd. ADR
a
111,352
13,700 Iron Mountain, Inc. 595,265
25,609 Life Storage, Inc. 2,938,377
11,365 National Storage Affiliates Trust 599,958
3,524 PotlatchDeltic Corporation 181,768
16,704 Public Storage, Inc. 4,962,758
104,145 VICI Properties, Inc. 2,958,760

Real Estate Securities Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.6%) Value
Specialized REITs (28.4%) - continued
58,489 Weyerhaeuser Company $ 2,080,454
Total 57,101,061
Total Common Stock
(cost $126,359,076) 200,143,948
Shares Short-Term Investments ( 0.1% ) Value
Thrivent Core Short-Term Reserve
Fund
18,673 0.120% 186,730
Total Short-Term Investments
(cost $186,730) 186,730
Total Investments (cost
$126,545,806) 99.7% $200,330,678
Other Assets and Liabilities, Net
0.3% 644,221
Total Net Assets 100.0% $200,974,899
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2021, in valuing Real Estate Securities Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Diversified REITs 12,333,519 12,333,519 – –
Health Care REITs 17,569,294 17,569,294 – –
Hotel & Resort REITs 9,292,283 9,292,283 – –
Industrial REITs 26,073,965 26,073,965 – –
Information Technology 587,652 587,652 – –
Office REITs 13,975,174 13,975,174 – –
Real Estate Operating Companies 1,042,449 1,042,449 – –
Real Estate Services 1,019,733 1,019,733 – –
Residential REITs 41,558,716 41,558,716 – –
Retail REITs 19,590,102 19,590,102 – –
Specialized REITs 57,101,061 57,101,061 – –
Subtotal Investments in Securities $200,143,948 $200,143,948 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 186,730
Subtotal Other Investments $186,730
Total Investments at Value $200,330,678
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Real Estate Securities Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Real Estate Securities
Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
9/30/2021
Shares Held at
9/30/2021
% of Net
Assets
9/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% $338 $13,714 $13,865 $187 19 0.1%
Total Affiliated Short-Term Investments 338 187 0.1
Total Value $338 $187
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 9/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% $– $– $ – $1
Total Income/Non Income Cash from Affiliated
Investments $1
Total Value $– $– $ –

Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.1% ) Value
Consumer Discretionary (14.8%)
15,219 Bally's Corporation
a
$ 763,081
9,058 Choice Hotels International, Inc. 1,144,659
30,334 Cooper-Standard Holdings, Inc.
a
664,618
59,031 Duluth Holdings, Inc.
a
804,592
104,632 Everi Holdings, Inc.
a
2,530,002
4,723 Five Below, Inc.
a
835,074
2,882 Lithia Motors, Inc. 913,709
21,662 Magnite , Inc.
a
606,536
12,022 Ollie's Bargain Outlet Holdings,
Inc.
a
724,686
8,039 Papa John's International, Inc. 1,020,872
12,734 Planet Fitness, Inc.
a
1,000,256
23,631 Skyline Corporation
a
1,419,278
51,388 ThredUp , Inc.
a
1,114,606
6,075 Wingstop , Inc. 995,875
Total 14,537,844
Consumer Staples (3.1%)
54,149 e.l.f . Beauty, Inc.
a
1,573,028
30,733 Turning Point Brands, Inc. 1,467,501
Total 3,040,529
Energy (0.2%)
25,165 Nine Energy Service, Inc.
a
46,052
13,443 Talos Energy, Inc.
a
185,110
Total 231,162
Financials (5.7%)
12,960 Ameris Bancorp 672,365
13,776 Hamilton Lane, Inc. 1,168,480
6,621 Kinsale Capital Group, Inc. 1,070,616
14,472 Seacoast Banking Corporation of
Florida 489,298
6,183 TMX Group, Ltd. 666,774
14,274 Western Alliance Bancorp 1,553,297
Total 5,620,830
Health Care (21.4%)
9,327 908 Devices, Inc.
a
303,314
14,841 ACADIA Pharmaceuticals, Inc.
a
246,509
16,556 Adaptive Biotechnologies
Corporation
a
562,738
5,345 Arena Pharmaceuticals, Inc.
a
318,295
1,613 Argenx SE ADR
a
487,126
4,032 Ascendis Pharma AS ADR
a
642,661
22,372 Axonics Modulation Technologies,
Inc.
a,b
1,456,193
1,222 Bio- Techne Corporation 592,145
3,013 Global Blood Therapeutics, Inc.
a
76,771
6,532 Guardant Health, Inc.
a
816,565
14,163 Immunocore Holdings plc ADR
a
525,022
7,278 Inspire Medical Systems, Inc.
a
1,694,901
34,891 Lantheus Holdings, Inc.
a
896,001
12,451 LHC Group, Inc.
a
1,953,686
12,445 Natera , Inc.
a
1,386,871
9,053 Nevro Corporation
a
1,053,588
18,536 Phreesia , Inc.
a
1,143,671
19,800 Progyny , Inc.
a,b
1,108,800
20,804 Pulmonx Corporation
a,b
748,528
5,577 Repligen Corporation
a
1,611,697
2,903 Sarepta Therapeutics, Inc.
a
268,469
24,323 Silk Road Medical, Inc.
a
1,338,495
17,013 Tactile Systems Technology, Inc.
a
756,228
14,968 Travere Therapeutics, Inc.
a
362,974
17,339 Vor BioPharma , Inc.
a,b
271,876
Shares Common Stock (98.1%) Value
Health Care (21.4%) - continued
11,193 Zymeworks , Inc.
a
$ 325,045
Total 20,948,169
Industrials (23.5%)
25,250 Altra Industrial Motion Corporation 1,397,588
12,879 ASGN, Inc.
a
1,457,130
8,422 Chart Industries, Inc.
a
1,609,528
53,391 First Advantage Corporation
a
1,017,099
8,959 Forward Air Corporation 743,776
7,970 Lincoln Electric Holdings, Inc. 1,026,456
12,811 Mercury Systems, Inc.
a
607,498
52,462 Meritor, Inc.
a
1,117,965
11,622 Middleby Corporation
a
1,981,667
45,184 Ranpak Holdings Corporation
a
1,211,835
5,398 RBC Bearings, Inc.
a
1,145,456
12,539 Regal-Beloit Corporation 1,885,113
27,696 Rush Enterprises, Inc. 1,250,751
4,274 Saia, Inc.
a
1,017,340
8,186 Simpson Manufacturing Company,
Inc. 875,656
56,387 Summit Materials, Inc.
a
1,802,692
38,694 Sun Country Airlines Holdings,
Inc.
a
1,297,797
13,846 Willdan Group, Inc.
a
492,779
33,727 WillScot Mobile Mini Holdings
Corporation
a
1,069,821
Total 23,007,947
Information Technology (24.8%)
17,807 Anaplan, Inc.
a
1,084,268
10,163 Avalara, Inc.
a
1,776,188
12,661 Bandwidth, Inc.
a
1,143,035
15,624 BigCommerce Holdings, Inc.
a
791,199
26,947 Calix, Inc.
a
1,331,990
10,178 Cognex Corporation 816,479
12,367 Descartes Systems Group, Inc.
a
1,004,942
9,846 Dolby Laboratories, Inc. 866,448
5,856 Endava plc ADR
a
795,538
4,247 Five9, Inc.
a
678,416
20,226 Lattice Semiconductor
Corporation
a
1,307,611
22,635 LivePerson , Inc.
a
1,334,333
22,579 LiveRamp Holding, Inc.
a
1,066,406
7,744 MKS Instruments, Inc. 1,168,647
3,156 Monolithic Power Systems, Inc. 1,529,650
5,226 Nova Measuring Instruments, Ltd.
a
534,568
9,391 Q2 Holdings, Inc.
a
752,595
3,718 Rogers Corporation
a
693,333
6,065 SailPoint Technologies Holdings,
Inc.
a
260,067
57,903 Sierra Wireless, Inc.
a
897,496
2,901 SiTime Corporation
a
592,297
16,061 Sprout Social, Inc.
a
1,958,639
13,937 Workiva , Inc.
a
1,964,560
Total 24,348,705
Materials (1.7%)
9,747 Compass Minerals International,
Inc. 627,707
4,140 Quaker Chemical Corporation 984,161
Total 1,611,868
Real Estate (2.9%)
39,100 Cushman and Wakefield plc
a
727,651
4,744 FirstService Corporation 856,197

Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.1%) Value
Real Estate (2.9%) - continued
8,996 NexPoint Residential Trust, Inc. $ 556,673
12,315 Rexford Industrial Realty, Inc. 698,876
Total 2,839,397
Total Common Stock
(cost $74,501,677) 96,186,451
Shares
Collateral Held for Securities
Loaned ( 3.4% ) Value
3,324,620 Thrivent Cash Management Trust 3,324,620
Total Collateral Held for
Securities Loaned
(cost $3,324,620) 3,324,620
Shares
Registered Investment
Companies ( 1.1% ) Value
Unaffiliated  (1.1%)
5,702 SPDR S&P Biotech ETF
b
716,799
3,585 SPDR S&P Oil & Gas Exploration
ETF
b
346,741
Total 1,063,540
Total Registered Investment
Companies (cost $1,015,886) 1,063,540
Shares Short-Term Investments ( 0.7% ) Value
Thrivent Core Short-Term Reserve
Fund
70,136 0.120% 701,359
Total Short-Term Investments
(cost $701,159) 701,359
Total Investments (cost
$79,543,342) 103.3% $101,275,970
Other Assets and Liabilities, Net
(3.3%) (3,229,137)
Total Net Assets 100.0% $98,046,833
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Growth
Portfolio as of September 30, 2021:
Securities Lending Transactions
Common Stock $ 3,255,160
Total lending $3,255,160
Gross amount payable upon return of
collateral for securities loaned $3,324,620
Net amounts due to counterparty $69,460
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2021, in valuing Small Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discretionary 14,537,844 14,537,844 – –
Consumer Staples 3,040,529 3,040,529 – –
Energy 231,162 231,162 – –
Financials 5,620,830 4,954,056 666,774 –
Health Care 20,948,169 20,948,169 – –
Industrials 23,007,947 23,007,947 – –
Information Technology 24,348,705 24,348,705 – –
Materials 1,611,868 1,611,868 – –
Real Estate 2,839,397 2,839,397 – –
Registered Investment Companies
Unaffiliated 1,063,540 1,063,540 – –
Subtotal Investments in Securities $97,249,991 $96,583,217 $666,774 $–
Other Investments  * Total
Affiliated Short-Term Investments 701,359
Collateral Held for Securities Loaned 3,324,620
Subtotal Other Investments $4,025,979
Total Investments at Value $101,275,970
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
9/30/2021
Shares Held at
9/30/2021
% of Net
Assets
9/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% $1,865 $31,789 $32,953 $701 70 0.7%
Total Affiliated Short-Term Investments 1,865 701 0.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 3,991 24,900 25,566 3,325 3,325 3.4
Total Collateral Held for Securities Loaned 3,991 3,325 3.4
Total Value $5,856 $4,026
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 9/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% $0 $0 $ – $2
Total Income/Non Income Cash from Affiliated
Investments $2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 7
Total Affiliated Income from Securities Loaned, Net $7
Total Value $0 $0 $ –

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.3% ) Value
Communications Services (1.8%)
23,598 AMC Networks, Inc.
a
$ 1,099,431
8,848 ATN International, Inc. 414,529
86,059 Cinemark Holdings, Inc.
a,b
1,653,193
34,291 Cogent Communications Holdings 2,429,174
58,271 Consolidated Communications
Holdings, Inc.
a
535,511
46,181 E.W. Scripps Company 834,029
115,279 Gannett Company, Inc.
a
770,064
32,811 Meredith Corporation
a
1,827,573
39,873 QuinStreet, Inc.
a
700,170
24,612 Scholastic Corporation 877,418
40,387 Shenandoah Telecommunications
Company 1,275,421
203,577 Vonage Holdings Corporation
a
3,281,661
Total 15,698,174
Consumer Discretionary (13.2%)
26,410 Aaron's Company, Inc. 727,331
49,741 Abercrombie & Fitch Company
a
1,871,754
39,950 Adtalem Global Education, Inc.
a
1,510,509
92,185 American Axle & Manufacturing
Holdings, Inc.
a
812,150
15,111 American Public Education, Inc.
a
386,993
5,098 America's Car-Mart, Inc.
a
595,344
15,634 Asbury Automotive Group, Inc.
a
3,075,833
29,074 Barnes & Noble Education, Inc.
a
290,449
84,479 Bed Bath & Beyond, Inc.
a,b
1,459,375
27,999 Big Lots, Inc. 1,214,037
18,830 BJ's Restaurants, Inc.
a
786,341
65,630 Bloomin' Brands, Inc.
a
1,640,750
23,870 Boot Barn Holdings, Inc.
a
2,121,327
36,981 Brinker International, Inc.
a
1,813,918
23,742 Buckle, Inc. 939,946
30,944 Caleres, Inc. 687,576
15,827 Cato Corporation 261,779
6,906 Cavco Industries, Inc.
a
1,634,926
24,015 Century Communities, Inc. 1,475,722
39,224 Cheesecake Factory, Inc.
a
1,843,528
99,100 Chico's FAS, Inc.
a
444,959
11,263 Children's Place, Inc.
a
847,653
16,164 Chuy's Holdings, Inc.
a
509,651
15,426 Conn's, Inc.
a
352,176
13,732 Cooper-Standard Holdings, Inc.
a
300,868
31,141 Dave & Buster's Entertainment,
Inc.
a
1,193,634
49,490 Designer Brands, Inc.
a
689,396
13,884 Dine Brands Global, Inc.
a
1,127,520
23,155 Dorman Products, Inc.
a
2,192,084
15,696 El Pollo Loco Holdings, Inc.
a
265,262
17,719 Ethan Allen Interiors, Inc. 419,940
14,116 Fiesta Restaurant Group, Inc.
a
154,711
38,355 Fossil, Inc.
a
454,507
11,364 Genesco, Inc.
a
656,044
26,799 Gentherm, Inc.
a
2,168,843
35,193 G-III Apparel Group, Ltd.
a
995,962
14,609 Group 1 Automotive, Inc. 2,744,739
31,487 Guess ?, Inc. 661,542
12,383 Haverty Furniture Companies, Inc. 417,431
12,166 Hibbett Sports, Inc. 860,623
18,966 Installed Building Products, Inc. 2,032,207
22,674 iRobot Corporation
a,b
1,779,909
38,687 Kontoor Brands, Inc. 1,932,416
36,565 La-Z-Boy, Inc. 1,178,490
20,428 LCI Industries 2,750,222
17,510 LGI Homes, Inc.
a
2,484,844
Shares Common Stock (97.3%) Value
Consumer Discretionary (13.2%) - continued
21,485 Liquidity Services, Inc.
a
$ 464,291
23,507 Lumber Liquidators Holdings, Inc.
a
439,111
45,666 M.D.C. Holdings, Inc. 2,133,515
23,698 M/I Homes, Inc.
a
1,369,744
252,086 Macy's, Inc. 5,697,144
17,672 Marcus Corporation
a,b
308,376
17,577 MarineMax, Inc.
a
852,836
30,430 Meritage Homes Corporation
a
2,951,710
10,524 Monarch Casino & Resort, Inc.
a
705,003
27,083 Monro, Inc. 1,557,543
15,454 Motorcar Parts of America, Inc.
a
301,353
13,596 Movado Group, Inc. 428,138
38,364 Office Depot, Inc.
a
1,540,698
12,835 Oxford Industries, Inc. 1,157,332
56,648 Perdoceo Education Corporation
a
598,203
16,448 PetMed Express, Inc.
b
441,958
12,676 Red Robin Gourmet Burgers, Inc.
a
292,309
19,672 Regis Corporation
a
68,459
48,887 Rent-A-Center, Inc. 2,747,938
25,989 Ruth's Hospitality Group, Inc.
a
538,232
91,366 Sally Beauty Holdings, Inc.
a
1,539,517
31,634 Shake Shack, Inc.
a
2,482,004
14,206 Shoe Carnival, Inc. 460,558
18,946 Shutterstock, Inc. 2,146,961
42,571 Signet Jewelers, Ltd. 3,361,406
19,094 Sleep Number Corporation
a
1,784,907
17,037 Sonic Automotive, Inc. 895,124
14,807 Stamps.com, Inc.
a
4,883,201
15,626 Standard Motor Products, Inc. 683,012
62,263 Steven Madden, Ltd. 2,500,482
18,303 Strategic Education, Inc. 1,290,361
14,224 Sturm, Ruger & Company, Inc. 1,049,447
20,485 TechTarget, Inc.
a
1,688,374
40,328 Tupperware Brands Corporation
a
851,727
11,209 Unifi, Inc.
a
245,813
10,899 Universal Electronics, Inc.
a
536,776
20,606 Vera Bradley, Inc.
a
193,902
46,378 Vista Outdoor, Inc.
a
1,869,497
42,924 Weight Watchers International,
Inc.
a
783,363
27,158 Winnebago Industries, Inc. 1,967,597
66,454 Wolverine World Wide, Inc. 1,982,987
17,713 Zumiez, Inc.
a
704,269
Total 113,260,399
Consumer Staples (4.2%)
25,020 Andersons, Inc. 771,367
52,399 B&G Foods, Inc. 1,566,206
14,294 Calavo Growers, Inc. 546,603
30,271 Cal-Maine Foods, Inc.
b
1,094,599
30,700 Celsius Holdings, Inc.
a
2,765,763
7,880 Central Garden & Pet Company
a
378,240
32,464 Central Garden & Pet Company,
Class A
a
1,395,952
26,387 Chefs' Warehouse, Inc.
a
859,425
3,752 Coca-Cola Consolidated, Inc. 1,478,963
38,540 e.l.f. Beauty, Inc.
a
1,119,587
43,942 Edgewell Personal Care Company 1,595,095
26,890 Fresh Del Monte Produce, Inc. 866,396
14,329 Inter Parfums, Inc. 1,071,379
12,019 J & J Snack Foods Corporation 1,836,744
7,171 John B. Sanfilippo & Son, Inc. 586,014
9,481 Medifast, Inc. 1,826,420
10,119 MGP Ingredients, Inc.
b
658,747
18,855 National Beverage Corporation 989,699

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.3%) Value
Consumer Staples (4.2%) - continued
19,408 PriceSmart, Inc. $ 1,505,090
5,227 Seneca Foods Corporation
a
252,046
68,129 Simply Good Foods Company
a
2,349,769
29,293 SpartanNash Company 641,517
45,056 TreeHouse Foods, Inc.
a
1,796,833
45,548 United Natural Foods, Inc.
a
2,205,434
19,867 Universal Corporation 960,172
9,706 USANA Health Sciences, Inc.
a
894,893
105,780 Vector Group, Ltd. 1,348,695
11,080 WD-40 Company 2,564,798
Total 35,926,446
Energy (4.9%)
108,326 Archrock, Inc. 893,689
24,936 Bonanza Creek Energy, Inc. 1,194,434
18,730 Bristow Group, Inc.
a
596,176
31,805 Callon Petroleum Company
a,b
1,560,989
25,641 CONSOL Energy, Inc.
a
667,179
37,450 Core Laboratories NV 1,039,237
22,464 Dorian LPG, Ltd. 278,778
28,639 Dril-Quip, Inc.
a
721,130
43,367 Green Plains, Inc.
a
1,415,933
114,576 Helix Energy Solutions Group, Inc.
a
444,555
87,216 Helmerich & Payne, Inc. 2,390,591
10,912 Laredo Petroleum Holdings, Inc.
a
884,636
88,885 Matador Resources Company 3,381,185
21,440 Matrix Service Company
a
224,262
6,262 Nabors Industries, Ltd.
a
604,158
80,665 Oceaneering International, Inc.
a
1,074,458
49,609 Oil States International, Inc.
a
317,001
36,999 Par Pacific Holdings, Inc.
a
581,624
152,794 Patterson-UTI Energy, Inc. 1,375,146
76,786 PBF Energy, Inc.
a
995,914
79,748 PDC Energy, Inc. 3,779,258
12,377 Penn Virginia Corporation
a
330,095
68,442 ProPetro Holding Corporation
a
592,023
209,981 Range Resources Corporation
a
4,751,870
40,605 Renewable Energy Group, Inc.
a
2,038,371
4,262 REX American Resources
Corporation
a
340,406
57,543 RPC, Inc.
a
279,659
97,984 SM Energy Company 2,584,818
547,242 Southwestern Energy Company
a
3,031,721
33,089 Talos Energy, Inc.
a
455,636
60,424 U.S. Silica Holdings, Inc.
a
482,788
41,555 Warrior Met Coal, Inc. 966,985
51,329 World Fuel Services Corporation 1,725,681
Total 42,000,386
Financials (18.1%)
15,196 Allegiance Bancshares, Inc. 579,727
37,358 Ambac Financial Group, Inc.
a
534,967
66,553 American Equity Investment Life
Holding Company 1,967,972
53,573 Ameris Bancorp 2,779,367
15,652 AMERISAFE, Inc. 879,016
106,293 Apollo Commercial Real Estate
Finance, Inc. 1,576,325
67,170 ARMOUR Residential REIT, Inc. 724,093
58,975 Assured Guaranty, Ltd. 2,760,620
43,153 Axos Financial, Inc.
a
2,224,106
12,930 B. Riley Financial, Inc. 763,387
36,196 Banc of California, Inc. 669,264
15,370 BancFirst Corporation 924,044
46,091 Bancorp, Inc.
a
1,173,016
Shares Common Stock (97.3%) Value
Financials (18.1%) - continued
75,028 BankUnited, Inc. $ 3,137,671
27,929 Banner Corporation 1,541,960
39,550 Berkshire Hills Bancorp, Inc. 1,067,059
39,341 Blucora, Inc.
a
613,326
48,129 BrightSphere Investment Group 1,257,611
63,204 Brookline Bancorp, Inc. 964,493
100,859 Cadence Bancorporation 2,214,864
104,365 Capitol Federal Financial, Inc. 1,199,154
78,306 Capstead Mortgage Corporation 523,867
22,810 Central Pacific Financial
Corporation 585,761
12,435 City Holding Company 968,811
62,837 Columbia Banking System, Inc. 2,387,178
43,582 Community Bank System, Inc. 2,981,880
24,059 Customers Bancorp, Inc.
a
1,035,018
103,255 CVB Financial Corporation 2,103,304
27,156 Dime Community Bancshares, Inc. 886,915
23,905 Donnelley Financial Solutions, Inc.
a
827,591
25,834 Eagle Bancorp, Inc. 1,485,455
19,050 eHealth, Inc.
a
771,525
38,488 Ellington Financial, Inc. 703,946
22,869 Employers Holdings, Inc. 903,097
24,468 Encore Capital Group, Inc.
a
1,205,538
29,806 Enova International, Inc.
a
1,029,797
42,910 EZCORP, Inc.
a
324,829
28,713 FB Financial Corporation 1,231,213
168,533 First Bancorp 2,216,209
23,028 First Bancorp/Southern Pines NC 990,434
77,548 First Commonwealth Financial
Corporation 1,056,979
77,357 First Financial Bancorp 1,810,927
104,745 First Hawaiian, Inc. 3,074,266
92,389 First Midwest Bancorp, Inc. 1,756,315
42,729 Flagstar Bancorp, Inc. 2,169,779
410,125 Genworth Financial, Inc.
a
1,537,969
44,286 Granite Point Mortgage Trust, Inc. 583,247
44,551 Great Western Bancorp, Inc. 1,458,600
44,166 Green Dot Corporation
a
2,222,875
11,601 Greenhill & Company, Inc. 169,607
24,813 Hanmi Financial Corporation 497,749
5,330 HCI Group, Inc. 590,404
29,076 Heritage Financial Corporation 741,438
50,511 Hilltop Holdings, Inc. 1,650,194
16,809 HomeStreet, Inc. 691,690
99,340 Hope Bancorp, Inc. 1,434,470
33,534 Horace Mann Educators
Corporation 1,334,318
26,710 Independent Bank Corporation 2,033,966
30,008 Independent Bank Group, Inc. 2,131,768
234,152 Invesco Mortgage Capital, Inc. 737,579
182,137 Investors Bancorp, Inc. 2,752,090
30,131 James River Group Holdings, Ltd. 1,136,843
32,638 KKR Real Estate Finance Trust,
Inc. 688,662
20,450 Lakeland Financial Corporation 1,456,858
25,801 Meta Financial Group, Inc. 1,354,036
69,635 Mr. Cooper Group, Inc.
a
2,866,873
24,897 National Bank Holdings
Corporation 1,007,831
35,029 NBT Bancorp, Inc. 1,265,247
306,671 New York Mortgage Trust, Inc. 1,306,418
69,275 NMI Holdings, Inc.
a
1,566,308
36,138 Northfield Bancorp, Inc. 620,128
102,565 Northwest Bancshares, Inc. 1,362,063
41,759 OFG Bancorp 1,053,162

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.3%) Value
Financials (18.1%) - continued
133,953 Old National Bancorp $ 2,270,503
76,506 Pacific Premier Bancorp, Inc. 3,170,409
19,485 Palomar Holdings, Inc.
a
1,574,973
11,753 Park National Corporation 1,433,278
79,111 PennyMac Mortgage Investment
Trust 1,557,696
11,553 Piper Sandler Companies 1,599,628
37,050 PRA Group, Inc.
a
1,561,287
11,119 Preferred Bank 741,415
43,634 ProAssurance Corporation 1,037,617
62,920 Provident Financial Services, Inc. 1,476,732
46,061 Ready Capital Corporation 664,660
91,383 Redwood Trust, Inc. 1,177,927
45,550 Renasant Corporation 1,642,078
31,802 S&T Bancorp, Inc. 937,205
11,505 Safety Insurance Group, Inc. 911,771
44,809 Seacoast Banking Corporation of
Florida 1,514,992
100,373 SelectQuote, Inc.
a
1,297,823
39,430 ServisFirst Bancshares, Inc. 3,067,654
87,527 Simmons First National
Corporation 2,587,298
70,764 SiriusPoint, Ltd.
a
655,275
26,395 Southside Bancshares, Inc. 1,010,665
21,731 Stewart Information Services
Corporation 1,374,703
13,616 StoneX Group, Inc.
a
897,294
9,649 Tompkins Financial Corporation 780,701
19,081 Triumph Bancorp, Inc.
a
1,910,581
27,644 Trupanion, Inc.
a
2,147,109
15,572 TrustCo Bank Corporation NY 497,837
50,483 Trustmark Corporation 1,626,562
253,715 Two Harbors Investment
Corporation 1,608,553
70,022 United Community Banks, Inc. 2,298,122
17,460 United Fire Group, Inc. 403,326
22,748 Universal Insurance Holdings, Inc. 296,634
40,031 Veritex Holdings, Inc. 1,575,620
5,814 Virtus Investment Partners, Inc. 1,804,200
23,664 Walker & Dunlop, Inc. 2,685,864
21,716 Westamerica Bancorporation 1,221,742
87,967 WisdomTree Investments, Inc. 498,773
3,408 World Acceptance Corporation
a
646,089
38,423 WSFS Financial Corporation 1,971,484
Total 154,971,149
Health Care (11.8%)
12,866 Addus HomeCare Corporation
a
1,026,063
101,048 Allscripts Healthcare Solutions,
Inc.
a
1,351,012
38,203 AMN Healthcare Services, Inc.
a
4,383,794
29,895 Amphastar Pharmaceuticals, Inc.
a
568,304
31,075 AngioDynamics, Inc.
a
806,085
7,834 ANI Pharmaceuticals, Inc.
a
257,112
11,658 Anika Therapeutics, Inc.
a
496,164
30,418 Apollo Medical Holdings, Inc.
a
2,769,559
38,898 Avanos Medical, Inc.
a
1,213,618
23,506 BioLife Solutions, Inc.
a
994,774
34,010 Cara Therapeutics, Inc.
a
525,454
32,463 Cardiovascular Systems, Inc.
a
1,065,760
51,310 Coherus Biosciences, Inc.
a
824,552
28,747 Collegium Pharmaceutical, Inc.
a
567,466
100,354 Community Health Systems, Inc.
a
1,174,142
11,840 Computer Programs and Systems,
Inc.
a
419,846
Shares Common Stock (97.3%) Value
Health Care (11.8%) - continued
23,573 CONMED Corporation $ 3,084,056
84,334 Corcept Therapeutics, Inc.
a
1,659,693
7,632 CorVel Corporation
a
1,421,231
83,428 Covetrus, Inc.
a
1,513,384
28,569 Cross Country Healthcare, Inc.
a
606,806
31,771 CryoLife, Inc.
a
708,176
13,197 Cutera, Inc.
a
614,980
67,504 Cytokinetics, Inc.
a
2,412,593
9,316 Eagle Pharmaceuticals, Inc.
a
519,646
14,543 Enanta Pharmaceuticals, Inc.
a
826,188
188,740 Endo International plc
a
611,518
42,340 Ensign Group, Inc. 3,170,843
15,510 Fulgent Genetics, Inc.
a,b
1,395,124
37,636 Glaukos Corporation
a
1,812,926
29,710 Hanger, Inc.
a
652,432
20,404 HealthStream, Inc.
a
583,146
8,604 Heska Corporation
a
2,224,478
50,556 Innoviva, Inc.
a
844,791
16,449 Inogen, Inc.
a
708,787
26,674 Integer Holdings Corporation
a
2,383,055
28,294 Invacare Corporation
a
134,679
11,620 Joint Corporation
a
1,138,992
54,645 Lantheus Holdings, Inc.
a
1,403,284
15,514 LeMaitre Vascular, Inc. 823,638
13,480 Ligand Pharmaceuticals, Inc.
a
1,878,034
18,814 Magellan Health Services, Inc.
a
1,778,864
69,763 Mednax, Inc.
a
1,983,362
35,043 Meridian Bioscience, Inc.
a
674,227
40,936 Merit Medical Systems, Inc.
a
2,939,205
4,206 Mesa Laboratories, Inc. 1,271,726
9,953 ModivCare, Inc.
a
1,807,664
63,093 Myriad Genetics, Inc.
a
2,037,273
27,588 Natus Medical, Inc.
a
691,907
99,273 NeoGenomics, Inc.
a
4,788,930
45,672 NextGen Healthcare, Inc.
a
643,975
35,140 Omnicell, Inc.
a
5,215,830
58,206 OraSure Technologies, Inc.
a
658,310
50,928 Organogenesis Holdings, Inc.
a
725,215
15,920 Orthofix Medical, Inc.
a
606,870
60,997 Owens & Minor, Inc. 1,908,596
35,933 Pacira Pharmaceuticals, Inc.
a
2,012,248
21,779 Pennant Group, Inc.
a
611,772
16,439 Phibro Animal Health Corporation 354,096
40,464 Prestige Consumer Healthcare,
Inc.
a
2,270,435
35,651 RadNet, Inc.
a
1,044,931
30,303 REGENXBIO, Inc.
a
1,270,302
85,935 Select Medical Holdings
Corporation 3,108,269
132,648 Spectrum Pharmaceuticals, Inc.
a
289,173
42,958 Supernus Pharmaceuticals, Inc.
a
1,145,690
11,213 Surmodics, Inc.
a
623,443
18,608 Tabula Rasa HealthCare, Inc.
a
487,716
15,990 Tactile Systems Technology, Inc.
a
710,755
35,712 Tivity Health, Inc.
a
823,519
10,433 U.S. Physical Therapy, Inc. 1,153,890
29,048 uniQure B.V.
a
929,826
44,973 Vanda Pharmaceuticals, Inc.
a
770,837
31,847 Varex Imaging Corporation
a
898,085
37,692 Vericel Corporation
a,b
1,839,370
47,144 Xencor, Inc.
a
1,539,723
16,015 Zynex, Inc.
a,b
182,411
Total 101,374,630

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.3%) Value
Industrials (16.2%)
33,463 AAON, Inc. $ 2,186,472
26,901 AAR Corporation
a
872,399
54,263 ABM Industries, Inc. 2,442,378
60,203 Aerojet Rocketdyne Holdings, Inc. 2,621,841
18,626 AeroVironment, Inc.
a
1,607,796
8,002 Alamo Group, Inc. 1,116,519
26,173 Albany International Corporation 2,011,919
12,213 Allegiant Travel Company
a
2,387,397
13,580 American Woodmark Corporation
a
887,725
20,634 Apogee Enterprises, Inc. 779,140
31,410 Applied Industrial Technologies,
Inc. 2,830,983
20,659 ArcBest Corporation 1,689,286
88,410 Arconic Corporation
a
2,788,451
39,123 Arcosa, Inc. 1,962,801
18,396 Astec Industries, Inc. 989,889
21,819 Atlas Air Worldwide Holdings, Inc.
a
1,782,176
20,266 AZZ, Inc. 1,078,151
37,610 Barnes Group, Inc. 1,569,465
39,222 Brady Corporation 1,988,555
28,788 Chart Industries, Inc.
a
5,501,675
16,371 CIRCOR International, Inc.
a
540,407
29,346 Comfort Systems USA, Inc. 2,092,957
34,390 Deluxe Corporation 1,234,257
14,283 DXP Enterprises, Inc.
a
422,348
21,524 Echo Global Logistics, Inc.
a
1,026,910
16,691 Encore Wire Corporation 1,582,808
48,663 Enerpac Tool Group Corporation 1,008,784
16,653 EnPro Industries, Inc. 1,450,809
21,065 ESCO Technologies, Inc. 1,622,005
42,080 Exponent, Inc. 4,761,352
49,414 Federal Signal Corporation 1,908,369
8,986 Forrester Research, Inc.
a
442,650
21,905 Forward Air Corporation 1,818,553
31,526 Franklin Electric Company, Inc. 2,517,351
26,380 Gibraltar Industries, Inc.
a
1,837,367
34,820 GMS, Inc.
a
1,525,116
37,038 Granite Construction, Inc. 1,464,853
26,171 Greenbrier Companies, Inc.
b
1,125,091
38,483 Griffon Corporation 946,682
64,010 Harsco Corporation
a
1,084,969
41,392 Hawaiian Holdings, Inc.
a
896,551
60,347 Healthcare Services Group, Inc. 1,508,072
37,909 Heartland Express, Inc. 607,302
15,785 Heidrick & Struggles International,
Inc. 704,485
59,037 Hillenbrand, Inc. 2,517,928
35,465 HNI Corporation 1,302,275
27,247 Hub Group, Inc.
a
1,873,231
15,647 Insteel Industries, Inc. 595,368
47,735 Interface, Inc. 723,185
25,678 John Bean Technologies
Corporation 3,609,043
22,501 Kaman Corporation 802,611
29,122 Kelly Services, Inc. 549,823
44,980 Korn Ferry 3,254,753
8,816 Lindsay Corporation 1,338,181
14,565 Lydall, Inc.
a
904,341
48,235 Marten Transport, Ltd. 756,807
35,129 Matson, Inc. 2,835,262
25,553 Matthews International Corporation 886,434
56,697 Meritor, Inc.
a
1,208,213
23,664 Moog, Inc. 1,803,907
46,198 Mueller Industries, Inc. 1,898,738
13,634 MYR Group, Inc.
a
1,356,583
Shares Common Stock (97.3%) Value
Industrials (16.2%) - continued
4,096 National Presto Industries, Inc. $ 336,200
89,366 NOW, Inc.
a
683,650
18,177 Patrick Industries, Inc. 1,514,144
48,165 PGT Innovations, Inc.
a
919,951
133,662 Pitney Bowes, Inc. 963,703
7,277 Powell Industries, Inc. 178,796
22,439 Proto Labs, Inc.
a
1,494,437
27,156 Quanex Building Products
Corporation 581,410
29,033 Raven Industries, Inc.
a
1,672,591
116,544 Resideo Technologies, Inc.
a
2,889,126
24,989 Resources Connection, Inc. 394,326
40,723 SkyWest, Inc.
a
2,009,273
36,630 SPX Corporation
a
1,957,873
33,650 SPX FLOW, Inc. 2,459,815
9,871 Standex International Corporation 976,341
15,090 Tennant Company 1,115,905
41,324 Titan International, Inc.
a
295,880
52,217 Triumph Group, Inc.
a
972,803
28,697 TrueBlue, Inc.
a
777,115
49,995 UFP Industries, Inc. 3,398,660
12,321 UniFirst Corporation 2,619,691
25,471 US Ecology, Inc.
a
823,987
11,459 Veritiv Corporation
a
1,026,268
16,565 Viad Corporation
a
752,217
17,244 Vicor Corporation
a
2,313,455
40,423 Wabash National Corporation 611,600
22,282 Watts Water Technologies, Inc. 3,745,381
Total 138,926,347
Information Technology (12.7%)
101,229 3D Systems Corporation
a
2,790,884
90,557 8x8, Inc.
a
2,118,128
39,253 ADTRAN, Inc. 736,386
31,017 Advanced Energy Industries, Inc. 2,721,742
15,695 Agilysys, Inc.
a
821,790
37,110 Alarm.com Holdings, Inc.
a
2,901,631
20,183 Applied Optoelectronics, Inc.
a,b
144,914
67,058 Arlo Technologies, Inc.
a
429,842
27,139 Axcelis Technologies, Inc.
a
1,276,347
23,583 Badger Meter, Inc. 2,385,185
28,761 Benchmark Electronics, Inc. 768,206
31,792 Bottomline Technologies (de), Inc.
a
1,248,790
28,521 CalAmp Corporation
a
283,784
18,547 CEVA, Inc.
a
791,400
39,281 Cohu, Inc.
a
1,254,635
21,072 Comtech Telecommunications
Corporation 539,654
26,466 CSG Systems International, Inc. 1,275,661
26,211 CTS Corporation 810,182
30,288 Daktronics, Inc.
a
164,464
58,901 Diebold Nixdorf, Inc.
a
595,489
27,572 Digi International, Inc.
a
579,563
36,344 Diodes, Inc.
a
3,292,403
18,386 DSP Group, Inc.
a
402,837
19,259 Ebix, Inc. 518,645
10,916 ePlus, Inc.
a
1,120,091
48,284 EVERTEC, Inc. 2,207,544
26,816 ExlService Holdings, Inc.
a
3,301,586
102,398 Extreme Networks, Inc.
a
1,008,620
29,814 Fabrinet
a
3,056,233
14,691 FARO Technologies, Inc.
a
966,815
62,785 FormFactor, Inc.
a
2,343,764
82,291 Harmonic, Inc.
a
720,046
22,923 Ichor Holdings, Ltd.
a
941,906

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.3%) Value
Information Technology (12.7%) - continued
28,174 Insight Enterprises, Inc.
a
$ 2,537,914
24,821 InterDigital, Inc. 1,683,360
36,565 Itron, Inc.
a
2,765,411
74,353 Knowles Corporation
a
1,393,375
50,090 Kulicke and Soffa Industries, Inc. 2,919,245
52,444 LivePerson, Inc.
a
3,091,574
22,237 ManTech International Corporation 1,688,233
56,866 MaxLinear, Inc.
a
2,800,651
30,873 Methode Electronics, Inc. 1,298,210
24,689 NETGEAR, Inc.
a
787,826
27,953 OneSpan, Inc.
a
524,957
39,824 Onto Innovation, Inc.
a
2,877,284
13,516 OSI Systems, Inc.
a
1,281,317
15,653 Park Aerospace Corporation 214,133
8,892 PC Connection, Inc. 391,515
24,075 PDF Solutions, Inc.
a
554,688
26,618 Perficient, Inc.
a
3,079,703
50,098 Photronics, Inc.
a
682,836
34,209 Plantronics, Inc.
a
879,513
22,835 Plexus Corporation
a
2,041,677
48,734 Power Integrations, Inc. 4,824,179
35,368 Progress Software Corporation 1,739,752
88,022 Rambus, Inc.
a
1,954,088
15,139 Rogers Corporation
a
2,823,121
52,617 Sanmina Corporation
a
2,027,859
20,584 ScanSource, Inc.
a
716,117
12,693 Simulations Plus, Inc. 501,374
18,630 SMART Global Holdings, Inc.
a
829,035
28,963 SPS Commerce, Inc.
a
4,672,022
14,812 TTEC Holdings, Inc. 1,385,366
87,131 TTM Technologies, Inc.
a
1,095,237
36,131 Ultra Clean Holdings, Inc.
a
1,539,181
54,250 Unisys Corporation
a
1,363,845
40,698 Veeco Instruments, Inc.
a
903,903
184,811 Viavi Solutions, Inc.
a
2,908,925
84,686 Xperi Holding Corporation 1,595,484
Total 108,892,077
Materials (4.8%)
22,729 AdvanSix, Inc.
a
903,478
102,854 Allegheny Technologies, Inc.
a
1,710,462
21,714 American Vanguard Corporation 326,796
26,166 Balchem Corporation 3,795,902
31,792 Boise Cascade Company 1,716,132
38,825 Carpenter Technology Corporation 1,271,131
40,797 Century Aluminum Company
a
548,720
13,488 Clearwater Paper Corporation
a
516,995
15,136 DMC Global, Inc.
a
558,670
40,706 Domtar Corporation
a
2,220,105
66,850 Ferro Corporation
a
1,359,729
20,871 FutureFuel Corporation 148,810
43,360 GCP Applied Technologies, Inc.
a
950,451
35,990 Glatfelter Corporation 507,459
42,465 H.B. Fuller Company 2,741,540
15,260 Hawkins, Inc. 532,269
10,257 Haynes International, Inc. 382,073
19,918 Innospec, Inc. 1,677,494
12,820 Kaiser Aluminum Corporation 1,396,867
17,249 Koppers Holdings, Inc.
a
539,204
25,986 Kraton Performance Polymers,
Inc.
a
1,186,001
130,576 Livent Corporation
a
3,017,611
16,520 Materion Corporation 1,133,933
32,561 Mercer International, Inc. 377,382
29,240 Myers Industries, Inc. 572,227
Shares Common Stock (97.3%) Value
Materials (4.8%) - continued
13,631 Neenah, Inc. $ 635,341
127,134 O-I Glass, Inc.
a
1,814,202
7,521 Olympic Steel, Inc. 183,212
10,838 Quaker Chemical Corporation 2,576,409
51,519 Rayonier Advanced Materials,
Inc.
a
386,393
25,428 Schweitzer-Mauduit International,
Inc. 881,334
17,252 Stepan Company 1,948,441
67,119 SunCoke Energy, Inc. 421,507
33,220 TimkenSteel Corporation
a
434,518
20,719 Tredegar Corporation 252,357
31,385 Trinseo SA 1,694,162
Total 41,319,317
Real Estate (7.9%)
71,482 Acadia Realty Trust 1,458,948
55,710 Agree Realty Corporation 3,689,673
58,616 Alexander & Baldwin, Inc. 1,373,959
42,526 American Assets Trust, Inc. 1,591,323
49,300 Armada Hoffler Properties, Inc. 659,141
138,140 Brandywine Realty Trust 1,853,839
78,434 CareTrust REIT, Inc. 1,593,779
11,353 Centerspace 1,072,858
39,411 Chatham Lodging Trust
a
482,785
18,770 Community Healthcare Trust, Inc. 848,216
97,227 CoreCivic, Inc.
a
865,320
170,246 DiamondRock Hospitality
Company
a
1,608,825
192,681 Diversified Healthcare Trust 653,189
67,854 Easterly Government Properties,
Inc. 1,401,864
95,587 Essential Properties Realty Trust,
Inc. 2,668,789
61,595 Four Corners Property Trust, Inc. 1,654,442
78,128 Franklin Street Properties
Corporation 362,514
99,062 GEO Group, Inc. 739,993
31,455 Getty Realty Corporation 921,946
81,067 Global Net Lease, Inc. 1,298,693
26,628 Hersha Hospitality Trust
a
248,439
84,964 Independence Realty Trust, Inc. 1,729,017
52,794 Industrial Logistics Properties Trust 1,341,496
19,341 Innovative Industrial Properties,
Inc. 4,471,059
57,949 iStar, Inc. 1,453,361
68,340 Kite Realty Group Trust 1,391,402
224,444 Lexington Realty Trust 2,861,661
31,826 LTC Properties, Inc. 1,008,566
64,691 Mack-Cali Realty Corporation
a
1,107,510
20,155 Marcus and Millichap, Inc.
a
818,696
18,296 NexPoint Residential Trust, Inc. 1,132,156
39,069 Office Properties Income Trust 989,618
15,270 RE/MAX Holdings, Inc. 475,813
94,236 Realogy Holdings Corporation
a
1,652,899
98,152 Retail Opportunity Investments
Corporation 1,709,808
173,623 Retail Properties of America, Inc. 2,236,264
65,613 RPT Realty 837,222
10,777 Safehold, Inc. 774,759
10,492 Saul Centers, Inc. 462,277
133,256 Service Properties Trust 1,493,800
144,998 SITE Centers Corporation 2,238,769
26,654 St. Joe Company 1,122,133
86,041 Summit Hotel Properties, Inc.
a
828,575

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

/
Shares Common Stock (97.3%) Value
Real Estate (7.9%) - continued
84,029 Tanger Factory Outlet Centers, Inc. $ 1,369,673
188,665 Uniti Group, Inc. 2,333,786
10,361 Universal Health Realty Income
Trust 572,652
24,331 Urstadt Biddle Properties, Inc. 460,586
68,389 Washington REIT 1,692,628
35,187 Whitestone REIT 344,129
92,316 Xenia Hotels & Resorts, Inc.
a
1,637,686
Total 67,596,536
Utilities (1.7%)
29,852 American States Water Company 2,552,943
56,313 Avista Corporation 2,202,965
41,656 California Water Service Group 2,454,788
14,208 Chesapeake Utilities Corporation 1,705,670
14,138 Middlesex Water Company 1,453,104
24,793 Northwest Natural Holding
Company 1,140,230
90,892 South Jersey Industries, Inc. 1,932,364
12,809 Unitil Corporation 547,969
Total 13,990,033
Total Common Stock
(cost $568,840,814) 833,955,494
Shares
Registered Investment
Companies ( 2.6% ) Value
Unaffiliated  (2.6%)
201,854 iShares Core S&P Small-Cap ETF 22,040,438
Total 22,040,438
Total Registered Investment
Companies (cost $18,798,091) 22,040,438
Shares
Collateral Held for Securities
Loaned ( 1.1% ) Value
9,395,350 Thrivent Cash Management Trust 9,395,350
Total Collateral Held for
Securities Loaned
(cost $9,395,350) 9,395,350
Shares or
Principal
Amount Short-Term Investments ( 0.2% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.040%, 11/18/2021
c,d
99,995
Thrivent Core Short-Term Reserve
Fund
199,607 0.120% 1,996,071
Total Short-Term Investments
(cost $2,096,066) 2,096,066
Total Investments (cost
$599,130,321) 101.2% $867,487,348
Other Assets and Liabilities, Net
(1.2%) (10,687,239)
Total Net Assets 100.0% $856,800,109
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Index Portfolio as of September 30, 2021:
Securities Lending Transactions
Common Stock $ 8,729,508
Total lending $8,729,508
Gross amount payable upon return of
collateral for securities loaned $9,395,350
Net amounts due to counterparty $665,842
Definitions:
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2021, in valuing Small Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 15,698,174 15,698,174 – –
Consumer Discretionary 113,260,399 113,260,399 – –
Consumer Staples 35,926,446 35,926,446 – –
Energy 42,000,386 42,000,386 – –
Financials 154,971,149 154,971,149 – –
Health Care 101,374,630 101,374,630 – –
Industrials 138,926,347 138,926,347 – –
Information Technology 108,892,077 108,892,077 – –
Materials 41,319,317 41,319,317 – –
Real Estate 67,596,536 67,596,536 – –
Utilities 13,990,033 13,990,033 – –
Registered Investment Companies
Unaffiliated 22,040,438 22,040,438 – –
Short-Term Investments 99,995 – 99,995 –
Subtotal Investments in Securities $856,095,927 $855,995,932 $99,995 $–
Other Investments  * Total
Affiliated Short-Term Investments 1,996,071
Collateral Held for Securities Loaned 9,395,350
Subtotal Other Investments $11,391,421
Total Investments at Value $867,487,348
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 22,439 22,439 – –
Total Liability Derivatives $22,439 $22,439 $– $–
The following table presents Small Cap Index Portfolio's futures contracts held as of September 30, 2021. Investments and/or cash totaling
$99,995 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 10 December 2021 $ 1,122,839 ( $ 22,439)
Total Futures Long Contracts $ 1,122,839 ( $ 22,439)
Total Futures Contracts $ 1,122,839 ($22,439)

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
9/30/2021
Shares Held at
9/30/2021
% of Net
Assets
9/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% $484 $48,969 $47,457 $1,996 200 0.2%
Total Affiliated Short-Term Investments 484 1,996 0.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 28,655 164,865 184,125 9,395 9,395 1.1
Total Collateral Held for Securities Loaned 28,655 9,395 1.1
Total Value $29,139 $11,391
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 9/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% $– $– $ – $1
Total Income/Non Income Cash from Affiliated
Investments $1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 72
Total Affiliated Income from Securities Loaned, Net $72
Total Value $– $– $ –

Small Cap Stock Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99.4% ) Value
Communications Services (1.3%)
657,782 QuinStreet , Inc.
a
$ 11,550,652
Total 11,550,652
Consumer Discretionary (12.0%)
220,365 Cedar Fair, LP
a
10,220,529
10,672 Cimpress plc
a
926,650
219,572 Clarus Corporation 5,627,630
400,125 Cooper-Standard Holdings, Inc.
a
8,766,739
57,216 Crocs, Inc.
a
8,209,352
685,782 Everi Holdings, Inc.
a
16,582,209
291,920 Leggett & Platt, Inc. 13,089,693
211,790 Miller Industries, Inc. 7,209,331
124,453 Sleep Number Corporation
a
11,633,866
285,038 Stoneridge, Inc.
a
5,811,925
576,674 ThredUp , Inc.
a
12,508,059
204,575 Zumiez , Inc.
a
8,133,902
Total 108,719,885
Consumer Staples (3.5%)
70,079 John B. Sanfilippo & Son, Inc. 5,726,856
854,248 Primo Water Corporation 13,428,778
269,196 Turning Point Brands, Inc. 12,854,109
Total 32,009,743
Energy (2.4%)
245,687 Devon Energy Corporation 8,724,345
471,911 Helmerich & Payne, Inc. 12,935,081
45,313 Nine Energy Service, Inc.
a
82,923
Total 21,742,349
Financials (20.4%)
271,398 Air Lease Corporation 10,676,797
242,058 Assured Guaranty, Ltd. 11,330,735
230,430 Bank of N.T. Butterfield & Son, Ltd. 8,182,569
535,519 Bridgewater Bancshares, Inc.
a
9,376,938
434,800 Byline Bancorp, Inc. 10,678,688
354,003 Columbia Banking System, Inc. 13,448,574
237,382 Enterprise Financial Services
Corporation 10,748,657
25,388 Evercore , Inc. 3,393,614
131,014 Glacier Bancorp, Inc. 7,251,625
381,874 Heartland Financial USA, Inc. 18,360,502
80,237 Houlihan Lokey , Inc. 7,389,828
86,432 Primerica, Inc. 13,278,548
309,674 Seacoast Banking Corporation of
Florida 10,470,078
55,665 Selective Insurance Group, Inc. 4,204,377
228,848 Synovus Financial Corporation 10,044,139
167,790 Triumph Bancorp, Inc.
a
16,800,813
181,744 Western Alliance Bancorp 19,777,382
Total 185,413,864
Health Care (10.3%)
111,915 AMN Healthcare Services, Inc.
a
12,842,246
200,628 Halozyme Therapeutics, Inc.
a
8,161,547
70,869 InMode , Ltd.
a
11,300,062
350,617 Ionis Pharmaceuticals, Inc.
a
11,759,694
605,727 Lantheus Holdings, Inc.
a
15,555,069
39,128 LHC Group, Inc.
a
6,139,575
97,223 Progyny , Inc.
a,b
5,444,488
190,061 Syneos Health, Inc.
a
16,626,536
1,009,465 Viemed Healthcare, Inc.
a
5,602,531
Total 93,431,748
Shares Common Stock (99.4%) Value
Industrials (20.5%)
114,139 ASGN, Inc.
a
$ 12,913,686
587,617 Badger Infrastructure Solution 15,704,118
183,226 Crane Company 17,371,657
107,977 Curtiss-Wright Corporation 13,624,538
135,778 Forward Air Corporation 11,272,289
164,496 Helios Technologies, Inc. 13,506,767
96,428 Lincoln Electric Holdings, Inc. 12,418,962
160,506 Manpower, Inc. 17,379,590
451,463 Meritor, Inc.
a
9,620,676
63,655 Middleby Corporation
a
10,853,814
268,511 NAPCO Security Technologies,
Inc.
a
11,567,454
138,265 Sun Country Airlines Holdings,
Inc.
a
4,637,408
531,946 US Ecology, Inc.
a
17,208,453
157,325 WESCO International, Inc.
a
18,142,719
Total 186,222,131
Information Technology (13.9%)
74,188 Advanced Energy Industries, Inc. 6,509,997
220,395 Agilysys , Inc.
a
11,539,882
151,743 Axcelis Technologies, Inc.
a
7,136,473
139,589 BigCommerce Holdings, Inc.
a
7,068,787
133,935 Ciena Corporation
a
6,877,562
156,577 Computer Services, Inc. 9,238,043
90,193 Dolby Laboratories, Inc. 7,936,984
748,138 Gilat Satellite Networks, Ltd.
b
6,725,761
34,415 Littelfuse , Inc. 9,404,587
242,091 National Instruments Corporation 9,497,230
302,113 Sonos , Inc.
a
9,776,377
1,497,057 TTM Technologies, Inc.
a
18,818,006
107,630 Workiva , Inc.
a
15,171,525
Total 125,701,214
Materials (7.2%)
156,046 Ashland Global Holdings, Inc. 13,906,820
330,884 Carpenter Technology Corporation 10,833,142
463,624 Element Solutions, Inc. 10,051,368
1,319,566 Ivanhoe Mines, Ltd.
a
8,438,722
180,877 UFP Technologies, Inc.
a
11,140,214
87,934 United States Lime & Minerals, Inc. 10,622,427
Total 64,992,693
Real Estate (6.1%)
135,527 Agree Realty Corporation 8,975,953
274,440 American Campus Communities,
Inc. 13,296,618
74,270 Colliers International Group, Inc. 9,485,022
105,058 Healthcare Realty Trust, Inc. 3,128,627
445,980 Independence Realty Trust, Inc. 9,075,693
128,002 National Storage Affiliates Trust 6,757,226
127,694 Rayonier, Inc. REIT 4,556,122
Total 55,275,261
Utilities (1.8%)
69,873 NorthWestern Corporation 4,003,723
144,638 Portland General Electric
Company 6,796,540
96,246 Spire, Inc. 5,888,330
Total 16,688,593
Total Common Stock
(cost $657,599,162) 901,748,133

Small Cap Stock Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 0.3% ) Value
2,717,775 Thrivent Cash Management Trust $ 2,717,775
Total Collateral Held for
Securities Loaned
(cost $2,717,775) 2,717,775
Shares Short-Term Investments ( 0.4% ) Value
Thrivent Core Short-Term Reserve
Fund
353,250 0.120% 3,532,497
Total Short-Term Investments
(cost $3,531,240) 3,532,497
Total Investments (cost
$663,848,177) 100.1% $907,998,405
Other Assets and Liabilities, Net
(0.1%) (1,012,917)
Total Net Assets 100.0% $906,985,488
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Portfolio as of September 30, 2021:
Securities Lending Transactions
Common Stock $ 2,692,851
Total lending $2,692,851
Gross amount payable upon return of
collateral for securities loaned $2,717,775
Net amounts due to counterparty $24,924
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Small Cap Stock Portfolio
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2021, in valuing Small Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 11,550,652 11,550,652 – –
Consumer Discretionary 108,719,885 108,719,885 – –
Consumer Staples 32,009,743 32,009,743 – –
Energy 21,742,349 21,742,349 – –
Financials 185,413,864 185,413,864 – –
Health Care 93,431,748 93,431,748 – –
Industrials 186,222,131 170,518,013 15,704,118 –
Information Technology 125,701,214 125,701,214 – –
Materials 64,992,693 56,553,971 8,438,722 –
Real Estate 55,275,261 55,275,261 – –
Utilities 16,688,593 16,688,593 – –
Subtotal Investments in Securities $901,748,133 $877,605,293 $24,142,840 $–
Other Investments  * Total
Affiliated Short-Term Investments 3,532,497
Collateral Held for Securities Loaned 2,717,775
Subtotal Other Investments $6,250,272
Total Investments at Value $907,998,405
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
9/30/2021
Shares Held at
9/30/2021
% of Net
Assets
9/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% $25,089 $135,954 $157,511 $3,532 353 0.4%
Total Affiliated Short-Term Investments 25,089 3,532 0.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 21,115 104,800 123,197 2,718 2,718 0.3
Total Collateral Held for Securities Loaned 21,115 2,718 0.3
Total Value $46,204 $6,250
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 9/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% $– $– $ – $13
Total Income/Non Income Cash from Affiliated
Investments $13
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 12
Total Affiliated Income from Securities Loaned, Net $12
Total Value $– $– $ –

Notes to Schedule of Investments
as of September 30, 2021
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities traded on U.S. or foreign
securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved by the
Fund's Board of Directors (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle
price.  Exchange cleared swap agreements are valued at the
clearinghouse end of day price. Swap agreements not cleared
on exchanges will be valued using the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency
exchange rates provided by the pricing service.  Investments in open-ended mutual funds are valued at their net asset value at the close of each business day.
Securities held by the Money Market Portfolio are valued on
the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio and the
Adviser follow procedures designed to help maintain a constant net asset value of $1.00 per share.
The Board has delegated responsibility for daily valuation of the Portfolios' securities to the Portfolios' Investment Adviser.  The
Adviser has formed a Valuation Committee (“Committee”) that
is responsible for overseeing the Portfolios’ valuation policies in accordance with Valuation Policies and Procedures.  The
Committee meets on a monthly and on an as-needed basis to
review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Portfolios.  Examples of such events include trading halts, national news/events, and issuer-specific developments.  If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities.  If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine the fair value of the Portfolios’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Portfolios value
certain foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale
of securities and income and expenses are translated at the
exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency
contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Portfolios do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.
For federal income tax purposes, the Portfolios treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.

Notes to Schedule of Investments
as of September 30, 2021
(unaudited)

Foreign Denominated Investments
— Foreign denominated
assets and currency contracts may involve more risks than
domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Portfolios may also invest in securities of companies located in emerging markets. Future economic or political developments could
adversely affect the liquidity or value, or both, of such securities.
Derivative Financial Instruments
— Each of the Portfolios,
with the exception of the Money Market Portfolio, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments.
Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Portfolio may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative.
A Portfolio’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Portfolio. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Portfolios because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate
customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Portfolios. Using derivatives to hedge can guard against potential risks, but it also adds to the Portfolios’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Portfolios mitigate their counterparty risk, the
Portfolios may enter into an International Swaps and Derivatives
Association, Inc. Master Agreement (“ISDA Master Agreement”)
or similar agreement with derivative contract counterparties.
An ISDA Master Agreement is a bilateral agreement between a
Portfolio and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master
Agreement, each Portfolio may, under certain circumstances,
offset with the counterparty certain derivatives' payables and/
or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default
(close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency
laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum requirements
in certain situations. Collateral terms are contract specific for
OTC derivatives (foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master
Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio and the counterparty.
For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Portfolio has been noted in the
Schedule of Investments. To the extent amounts due to a Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolios attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Portfolios, with the exception of the Money
Market Portfolio, may buy put and call options and write put and covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate
fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction.
When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Portfolio’s exposure
to the underlying security while buying call options tends to increase a Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited

Notes to Schedule of Investments
as of September 30, 2021
(unaudited)

to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the
contract against default. Writing put options tends to increase a
Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Portfolio has purchased an option, exercises that option, and the counterparty doesn’t buy from the Portfolio or sell to the Portfolio the underlying asset as required. In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on purchased over-the-
counter options is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases in value to the
Portfolio, the Portfolio receives collateral from the counterparty.
Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the period ended September 30, 2021, Aggressive
Allocation, Government Bond, Moderate Allocation, Moderately
Aggressive Allocation, and Moderately Conservative Allocation
used options on mortgage backed securities to generate income and/or manage duration of the Portfolio.
During the period ended September 30, 2021, Aggressive
Allocation, Government Bond, Moderate Allocation, Moderately
Aggressive Allocation, and Moderately Conservative Allocation
used options on interest rate futures to hedge interest rate risk and/
or manage duration of the Portfolio.
Futures Contracts
— All Portfolios, with the exception of the
Money Market Portfolio, may use futures contracts to manage
the exposure to interest rate and market or currency fluctuations.
Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit”
are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover
open futures contracts. A futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the period ended September 30, 2021, Aggressive
Allocation, Balanced Income Plus, Diversified Income
Plus, Government Bond, High Yield, Income, Limited Maturity
Bond, Moderate Allocation, Moderately Aggressive Allocation,
Moderately Conservative Allocation, and Opportunity Income
Plus used treasury futures to manage the duration and yield curve exposure of the respective Portfolio versus its benchmark.
During the period ended September 30, 2021, Aggressive
Allocation, Balanced Income Plus, Diversified Income Plus, ESG
Index, Global Stock, International Allocation, International Index,
Large Cap Index, Low Volatility Equity, Mid Cap Index, Moderate
Allocation, Moderately Aggressive Allocation, Moderately
Conservative Allocation, and Small Cap Index used equity futures to manage exposure to the equities market.
During the period ended September 30, 2021, Aggressive
Allocation, Balanced Income Plus, Diversified Income Plus,
Global Stock, International Allocation, Moderate Allocation,
Moderately Aggressive Allocation, and Moderately Conservative
Allocation used foreign exchange futures to hedge currency risk.
Foreign Currency Forward Contracts
— In connection with
purchases and sales of securities denominated in foreign
currencies, all Portfolios, with the exception of the Money Market
Portfolio, may enter into foreign currency forward contracts.
Additionally, the Portfolios may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-
denominated investments. These contracts are recorded at value and the realized- and change in unrealized- foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations.
Foreign currency contracts are valued daily and unrealized
appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and a Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio.
During the period ended September 30, 2021, Partner
Healthcare used foreign currency forward transactions in order to hedge unwanted currency exposure.
Swap Agreements
— All Portfolios, with the exception of the
Money Market Portfolio, may enter into swap transactions,
which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive.
Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the

Notes to Schedule of Investments
as of September 30, 2021
(unaudited)

agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded.
Swap agreements are valued at the clearinghouse end of day
prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss.  The Portfolio accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or a third party, in connection with these agreements.
Certain swap agreements are over-the-counter. In these types of transactions, the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio.
This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the
Portfolio receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.
The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection.
The Portfolios may be either the protection buyer or the protection seller.
Certain Portfolios enter into credit default derivative contracts directly through credit default swaps ("CDS") or through credit default swap indices ("CDX Indices"). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Portfolios sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Portfolios buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the
Portfolio has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the period ended September 30, 2021, High Yield,
Moderate Allocation, Moderately Aggressive Allocation, and
Moderately Conservative Allocation used CDX indices (comprised of credit default swaps) to help manage credit risk exposure within the Portfolio.
For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
The amounts presented in the tables below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged. The actual amounts of collateral may be greater than the amounts presented in the tables.
    Additional information for the Portfolio's policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Portfolio's most recent annual or semiannual shareholder report.